UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2011 through February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Income Funds

February 29, 2012

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Short Term Bond Fund II

JPMorgan Treasury & Agency Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 14, 2012 (Unaudited)

Dear Shareholder:

“Risk on, risk off” was the mantra for 2011. Assets perceived as risky moved en masse as investors adjusted their portfolios in response to unexpected sources of distress and updates on known problems — the European debt crisis, political strife in the Middle East, the earthquake and subsequent tsunami in Japan and the credit rating of debt issued by the United States.

“Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.”

So far in 2012, improving U.S. economic data and aggressive measures taken by the European Central Bank to curb the region’s debt crisis have sustained investors’ appetite for risk. Since January 1, 2012, equities have rallied strongly and outperformed fixed income securities.

U.S. stocks outperform

While the “risk on, risk off” market environment caused elevated correlations within individual asset classes, stock returns across market capitalizations, countries and investment styles varied during the twelve months ended February 29, 2012. Buoyed by stronger-than-expected economic data, U.S. stocks finished the twelve-month reporting period ahead of international and emerging markets stocks.

During the reporting period, the S&P 500 Index gained 5.1% versus the -6.8% and 1.8% returns for the MSCI EAFE (Europe, Australasia, and the Far East) Index (gross of foreign withholding taxes) and the MSCI EM (Emerging Markets) Index (gross of foreign withholding taxes), respectively. Among U.S. stocks, large-cap stocks outperformed small- and mid-cap stocks, while growth stocks outperformed value stocks across all market capitalizations.

Yields for U.S. Treasuries remain near historical lows

Despite historically low yields and a credit downgrade, investors continued to invest in U.S. Treasury securities. The yield for 10-year U.S. Treasury securities ended February 2012 below 2% and reached its lowest level since 1950 in September 2011. The yield on the 2-year U.S. Treasury note began the reporting period at 0.7% and dropped to 0.3% at the end of

February 2012. Meanwhile, the yield on the 30-year U.S. Treasury bond declined from 4.5% to 3.1% as of the end of the twelve months ended February 29, 2012.

Interest rates have increased in March 2012 but yields remain at historically low levels. Nonetheless, many investors have renewed their focus on the longer-term impact of rising interest rates on their fixed income investments. In addition, many investors view the unprecedented quantitative easing by the U.S. Federal Reserve as kindling for inflation if the U.S. economic recovery continues to take hold.

Maintain a diversified portfolio

Several indicators suggest that a U.S. economic recovery is gaining traction — the labor market has shown signs of healing, while recent retail and auto sales have been strong. Meanwhile, soaring year-to-date returns for emerging markets stocks reflect investors’ optimism surrounding the prospects for growth in these countries. Of course, risks remain. Many investors worry that the pace of China’s robust economic growth could decelerate, potentially resulting in a “hard landing” from measures aimed to control inflation and cool its surging property market. In addition, political turmoil in the Middle East persists, while Europe faces pockets of recession in the midst of its ongoing debt crisis.

Indeed, despite the recent rally in stock markets uncertainty in the current environment is widespread, making diversification even more critical to long-term investment success. Exposure to a variety of asset classes within fixed income, equity and alternative investments can help safeguard portfolios from the current risks in the marketplace and any unexpected shocks along the way.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	1

J.P. Morgan Income Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

Despite the tragic earthquake and subsequent tsunami in Japan, investors’ appetite for risk was supported early in the reporting period by strong corporate earnings. However, investors’ uncertainty surrounding global economic growth and political turmoil in the Middle East began to weigh on capital markets in May 2011. This negative mood among investors worsened as they seemed to lack confidence in the ability of European governments to combat the region’s debt crisis, stoking fear about economic contagion. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors. Despite the credit downgrade, investors still sought safety in U.S. Treasury securities, helping trigger a sharp decline in interest rates for 2-, 5-, 10-, 15- and 30-year U.S. Treasury securities. Risk aversion lasted until October 2011, when U.S. economic data showed signs of improving and the European Central Bank implemented aggressive measures in an attempt to curb the region’s debt crisis.

Among fixed income securities, U.S. Treasuries performed strongly, buoyed by the sharp decline in interest rates. Although high yield bonds (also known as “junk bonds”) were susceptible to periods of market volatility, the asset class finished the reporting period with a positive absolute return. Investment grade U.S. corporate debt and mortgage-backed securities also performed well during the reporting period. Emerging markets debt securities were supported by a beneficial technical environment, as the asset class experienced strong inflows due, in part, to investors’ search for yield in a low interest rate environment.

2	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	8.09%
Barclays Capital U.S. Aggregate Index	8.37%

Net Assets as of 2/29/2012 (In Thousands)	$24,588,549
Duration as of 2/29/2012	4.6 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Bond Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 29, 2012, the Fund’s relative underperformance versus the Barclays Capital U.S. Aggregate Index (the “Benchmark”) was caused, in part, by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly shorter than the Benchmark, which detracted from its relative performance as interest rates declined during the reporting period.

The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period.

Among mortgage-backed securities, the Fund’s investments in agency collateralized mortgage obligations (“CMOs”) outperformed comparable duration mortgage pass-through securities held in the Benchmark. In addition, the Fund’s investments in non-agency principal only CMOs and inverse interest only CMOs contributed to relative performance. The Fund’s allocation to non-agency floating rate CMOs detracted from relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries and overweight mortgage-backed securities. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	32.1%
U.S. Treasury Obligations	23.4
Corporate Bonds	16.1
Mortgage Pass-Through Securities	14.0
Asset-Backed Securities	4.4
Commercial Mortgage-Backed Securities	2.2
U.S. Government Agency Securities	1.7
Others (each less than 1.0%)	0.7
Short-Term Investment	5.4

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	3

JPMorgan Core Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/1/92
Without Sales Charge		7.89%	6.77%	5.69%
With Sales Charge*		3.81	5.95	5.29
CLASS B SHARES	8/26/96
Without CDSC		7.17	6.07	5.15
With CDSC**		2.17	5.75	5.15
CLASS C SHARES	3/22/99
Without CDSC		7.15	6.05	5.00
With CDSC***		6.15	6.05	5.00
CLASS R2 SHARES	11/3/08	7.54	6.48	5.43
CLASS R5 SHARES	5/15/06	8.21	7.07	5.95
CLASS R6 SHARES	2/22/05	8.16	7.12	6.02
SELECT CLASS SHARES	6/1/91	8.09	6.93	5.88

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2, Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Bond Fund, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate U.S. Government Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S.

Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	7.28%
Barclays Capital U.S. Aggregate Index	8.37%

Net Assets as of 2/29/2012 (In Thousands)	$2,272,627
Duration as of 2/29/2012	4.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Core Plus Bond Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 29, 2012, the Fund invested a percentage of its assets in high yield bonds including distressed debt securities (also known as “junk bonds”), which are not held in the Barclays Capital U.S. Aggregate Index (the “Benchmark”). While high yield bonds and distressed debt securities posted a positive absolute return during the reporting period, they underperformed other areas of the fixed income market and detracted from the Fund’s relative performance versus the Benchmark. The Fund also invested a small portion of its assets in emerging market debt securities, which outperformed other areas of the fixed income market and contributed to relative performance.

The Fund’s relative underperformance versus the Benchmark was also hurt by its duration. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration. The Fund’s duration was slightly shorter than the Benchmark, which detracted from its relative performance as interest rates declined during the reporting period.

The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) contributed to relative performance. The Fund was overweight the intermediate part of the yield curve (5-10 years), which performed well during the reporting period. The Fund’s security selection among agency collateralized mortgage obligations also contributed to the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. As of the end of the reporting period, the Fund was underweight U.S. Treasuries. The Fund was overweight the intermediate part of the yield curve (5-10 years) and underweight the front (1-5 years) and long (20-30 years) segments of the yield curve. The Fund also invested in mortgage-backed securities, asset-backed securities, investment grade corporate bonds, emerging markets debt and high yield bonds including distressed debt fixed income securities during the reporting period.

PORTFOLIO COMPOSITION***
Corporate Bonds	37.3%
Collateralized Mortgage Obligations	20.5
U.S. Treasury Obligations	16.7
Mortgage Pass-Through Securities	5.1
Commercial Mortgage-Backed Securities	3.9
Asset-Backed Securities	2.4
Loan Participations & Assignments	1.9
Foreign Government Securities	1.8
U.S. Government Agency Securities	1.0
Others (each less than 1.0%)	1.9
Short-Term Investment	7.5

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	5

JPMorgan Core Plus Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		7.19%	6.74%	5.80%
With Sales Charge*		3.16	5.94	5.39
CLASS B SHARES	5/31/95
Without CDSC		6.44	6.10	5.29
With CDSC**		1.44	5.79	5.29
CLASS C SHARES	5/30/00
Without CDSC		6.48	6.12	5.18
With CDSC***		5.48	6.12	5.18
CLASS R2 SHARES	11/3/08	6.66	6.38	5.46
CLASS R6 SHARES	2/22/05	7.57	7.18	6.19
INSTITUTIONAL CLASS SHARES	6/19/09	7.47	7.03	6.07
SELECT CLASS SHARES	3/5/93	7.28	6.93	6.02

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 15, 2007, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R6 and Institutional Class Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2, Class R6, Institutional Class, and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Core Plus Bond Fund, the Barclays Capital U.S. Aggregate Index and the Lipper Intermediate Investment Grade Debt Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) passthroughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). The Lipper Intermediate Investment Grade Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

6	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	7

JPMorgan Government Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	10.96%
Barclays Capital U.S. Government Bond Index	8.85%

Net Assets as of 2/29/2012 (In Thousands)	$1,623,056
Duration as of 2/29/2012	5.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Government Bond Fund (the “Fund”) seeks a high level of current income with liquidity and safety of principal.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the reporting period, the Fund’s assets were invested in securities issued or guaranteed by the U.S. government and its agencies, including agency collateralized mortgage obligations and U.S. Treasury securities. U.S. Treasury securities rallied during the reporting period as interest rates fell significantly (generally, bond prices increase when interest rates decline). While the Fund was underweight U.S. Treasuries relative to the Barclays Capital U.S. Government Bond Index (the “Benchmark”), the longer duration of its zero coupon agency and U.S. Treasury securities caused it to outperform the Benchmark during the twelve months ended February 29, 2012. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s portfolio managers aimed to keep the duration of the Fund around five years and focused on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	39.5%
U.S. Treasury Obligations	25.9
U.S. Government Agency Securities	18.5
Mortgage Pass-Through Securities	6.9
Foreign Government Security	0.4
Short-Term Investment	8.8

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

8	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/5/93
Without Sales Charge		10.67%	6.77%	5.69%
With Sales Charge*		6.53	5.95	5.28
CLASS B SHARES	1/14/94
Without CDSC		9.87	5.99	5.10
With CDSC**		4.87	5.68	5.10
CLASS C SHARES	3/22/99
Without CDSC		9.81	5.99	4.94
With CDSC***		8.81	5.99	4.94
CLASS R2 SHARES	11/3/08	10.41	6.48	5.43
SELECT CLASS SHARES	2/8/93	10.96	7.03	5.94

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R2 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Government Bond Fund, the Barclays Capital U.S. Government Bond Index and the Lipper General U.S. Government Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper General U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. The Lipper General U.S. Government Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	9

JPMorgan High Yield Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	3.95%
Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index	6.92%

Net Assets as of 2/29/2012 (In Thousands)	$11,530,598
Duration as of 2/29/2012	4.4 years

INVESTMENT OBJECTIVE**

The JPMorgan High Yield Fund (the “Fund”) seeks a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund underperformed the Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index (the “Benchmark”) for the twelve months ended February 29, 2012. The Fund’s underperformance was driven, in part, by its larger exposure to lower quality securities versus the Benchmark, as lower quality securities underperformed due to the market volatility during the reporting period. In addition, the Fund’s positions in loan participations and assignments (“bank loans”), which are not held in the Benchmark, detracted from relative performance, as did the Fund’s underweight versus the Benchmark in longer-dated BB-rated bonds that benefited from declining interest rates (generally bond prices increase when interest rates decline) and investors’ flight to quality during the reporting period.

The Fund’s security selection in the basic and utilities sectors detracted from relative performance. The Fund’s security selection in the energy and industrial other sectors contributed to relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, although the Fund had larger exposure to lower quality securities versus the Benchmark, the Fund migrated up in credit quality versus the Benchmark,

decreasing its holdings among Caa and lower-rated securities and increasing its exposure to Ba- and B-rated securities. As of the end of the reporting period the Fund was underweight versus the Benchmark in the Ba- and Caa- and lower-rated sectors, and overweight versus the Benchmark in the B-, Baa-, and Not Rated sectors.

The Fund’s portfolio managers believed that bank loans represented attractive investment opportunities based on the following factors: their spread over LIBOR remains attractive, they tend to have better covenants than high yield bonds, they are senior in the capital structure and are secured by tangible assets, and their coupons tend to adjust upward in the event of rising interest rates (although they may not adjust at the same rate or as much as general interest rates).

PORTFOLIO COMPOSITION***
Corporate Bonds	79.5%
Loan Participations & Assignments	13.0
Common Stocks	1.0
Others (each less than 1.0%)	1.7
Short-Term Investments	4.8

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

10	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	11/13/98
Without Sales Charge		3.69%	6.91%	8.79%
With Sales Charge*		(0.15)	6.09	8.37
CLASS B SHARES	11/13/98
Without CDSC		3.02	6.22	8.23
With CDSC**		(1.98)	5.91	8.23
CLASS C SHARES	3/22/99
Without CDSC		3.03	6.22	8.08
With CDSC***		2.03	6.22	8.08
CLASS R2 SHARES	11/3/08	3.46	6.61	8.48
CLASS R5 SHARES	5/15/06	4.11	7.24	9.10
CLASS R6 SHARES	2/22/05	4.01	7.27	9.12
SELECT CLASS SHARES	11/13/98	3.95	7.18	9.07

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective September 14, 2009, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current strategies.

Returns shown for Class R2, Class R5 and Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R2, Class R5, Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan High Yield Fund, the Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index and the Lipper High Current Yield Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper High

Current Yield Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. Corporate High Yield — 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. The Lipper High Current Yield Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	11

JPMorgan Inflation Managed Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	6.56%
Barclays Capital 1-10 Year U.S. TIPS Index	9.30%
Barclays Capital Intermediate Aggregate Bond Index	6.44%
Inflation Managed Bond Composite Benchmark	6.40%

Net Assets as of 2/29/2012 (In Thousands)	$1,188,028
Duration as of 2/29/2012	2.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Inflation Managed Bond Fund (the “Fund”) seeks to maximize inflation protected total return.

HOW DID THE FUND’S CORE FIXED INCOME HOLDINGS IMPACT PERFORMANCE?

The duration of the Fund’s core fixed income holdings was shorter than the Barclays Capital 1-10 Year U.S. TIPS Index and detracted from relative performance as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

Effective July 1, 2011, the Fund added a composite benchmark, which is calculated by adding the performance return of the Barclays Capital Intermediate Government/Credit Index and 80% of the Barclays Capital Inflation Swap 5 Year Zero Coupon Index. The Barclays Capital Inflation Swap 5 Year Zero Coupon Index is multiplied by 80% in an attempt to reflect the shorter duration of the Fund’s bond portfolio. The Fund’s relative performance versus the composite benchmark benefited as its investments in agency securities, investment grade corporate debt securities and mortgage-backed securities performed strongly during the reporting period. The strong performance of these investments also helped the Fund outperform the Barclays Capital Intermediate Aggregate Bond Index.

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. At the end of the reporting period, the Fund held corporate bonds, mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and U.S. agency securities in conjunction with its investments in zero-coupon inflation-linked swaps.

HOW DID THE FUND’S INFLATION PROTECTION IMPACT PERFORMANCE?

The Fund used zero-coupon inflation-linked swaps in combination with fixed income securities to create a synthetic portfolio of inflation protected securities. The Fund was designed to protect the total return generated by its core fixed income holdings from inflation risk.

While inflation, as measured by the Non-Seasonally Adjusted Consumer Price Index for All Urban Consumers, ended the reporting period higher, concerns about economic contagion from Europe’s debt crisis caused investors to lower their expectations for future inflation across most of the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time). 5-, 10-, 20- and 30- year breakeven inflation rates (the difference between the nominal yield on a U.S. Treasury security and the real yield on a Treasury Inflation Protected Security of the same maturity) declined, while the 2-year breakeven inflation rate modestly increased by 4 basis points. The Barclays Capital 5-Year and 10-Year Zero Coupon Swap Indices generated total returns of -0.10% and -1.11% respectively over the reporting period, as intermediate and longer-term inflation expectations decreased. The Fund was overweight the front-end of the zero-coupon inflation-linked swap curve throughout the reporting period, which contributed positively to performance versus the Fund’s composite benchmark, as the Barclays Capital 2-Year Zero Coupon Swap Index generated a total return of 0.84%.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	37.6%
Corporate Bonds	21.8
U.S. Government Agency Securities	20.2
U.S. Treasury Obligations	7.7
Mortgage Pass-Through Securities	4.7
Asset-Backed Securities	2.4
Commercial Mortgage-Backed Securities	1.2
Supranational	0.1
Short-Term Investment	4.3

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

12	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	3/31/10
Without Sales Charge		6.42%	6.30%
With Sales Charge*		2.46	4.20
CLASS C SHARES	3/31/10
Without CDSC		5.68	5.59
With CDSC**		4.68	5.59
CLASS R2 SHARES	3/31/10	6.04	5.98
CLASS R5 SHARES	3/31/10	6.57	6.49
CLASS R6 SHARES	11/30/10	6.68	6.49
SELECT CLASS SHARES	3/31/10	6.56	6.41

*	Sales Charge for Class A Shares is 3.75%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/2010 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2010.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares. The actual return of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Inflation Managed Bond Fund, the Barclays Capital 1–10 Year U.S. TIPS Index, the Barclays Capital Intermediate U.S. Aggregate Index, the Inflation Managed Bond Composite Benchmark and the Lipper Treasury Inflation-Protected Securities Funds Index from March 31, 2010 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–10 Year U.S. TIPS Index and the Barclays Capital Intermediate U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmarks. The performance of the Lipper Treasury Inflation-

Protected Securities Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1–10 Year U.S. TIPS Index represents the performance of intermediate (1–10 year) U.S. Treasury Inflation Protection Securities. The Barclays Capital Intermediate U.S. Aggregate Index is an unmanaged index comprised of U.S. government, mortgage, corporate and asset-backed securities with maturities of one to 10 years. The Inflation Managed Bond Composite Benchmark is determined by adding the Barclays Capital Intermediate Government/Credit Index and 80% of the Barclays Capital Inflation Swap 5 Year Zero Coupon Index. The Lipper Treasury Inflation-Protected Securities Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	13

JPMorgan Limited Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.08%
Barclays Capital 1–3 Year U.S. Government/Credit Bond Index	1.75%

Net Assets as of 2/29/2012 (In Thousands)	$398,690
Duration as of 2/29/2012	2.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Limited Duration Bond Fund (the “Fund”) seeks a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The housing market has not returned to normal conditions since the subprime crisis began in 2007. Delinquencies remain elevated compared to historical levels and a lack of liquidity persists, which has kept housing prices depressed. Government Sponsored Entities Freddie Mac and Fannie Mae remain in conservatorship and have become the primary source of housing finance in the U.S.

In an attempt to reduce mortgage interest rates, increase refinancing and add liquidity to the mortgage market, the Federal Reserve has become one of the largest investors in agency mortgage-backed securities. While mortgage interest rates have decreased and the liquidity in the mortgage market has improved, increased refinancing has yet to materialize due to large declines in home ownership equity and the inability of borrowers to qualify for refinancing under stricter credit underwriting guidelines. As a result, the federal government has continued to implement measures to stimulate home purchases and refinancing, which has distorted the analysis and valuation of mortgage-backed securities. Meanwhile, the issuance of non-agency mortgage-backed securities, which has declined sharply since 2008, remained extremely low. These factors individually and on the whole contributed to the inability of these markets to return to a level of “normalcy”.

The Fund invested primarily in floating rate mortgage and asset backed securities in an attempt to generate increased returns while minimizing its sensitivity to changes in interest rates. During the reporting period, the Fund’s duration was kept between 1.5 to 2.5 years (duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates), while the weighted average life of the portfolio fluctuated between 3.1 and 4.2 years.

The Fund’s outperformance of the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index was due, in part, to the Fund’s investments in agency and non-agency mortgage backed securities, which are not held in Benchmark and performed strongly during the reporting period. The Fund’s investments in commercial mortgage-backed securities, which are also not held in the Benchmark, performed poorly during the reporting period and detracted from the Fund’s relative performance.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund continued to invest its assets in mortgage- and asset-backed securities, which the Fund’s portfolio managers believed offered attractive investment opportunities with relatively higher yield. During the reporting period, the Fund’s portfolio managers used a money market fund to maintain a high degree of liquidity for the Fund.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	54.1%
Mortgage Pass-Through Securities	15.5
Asset-Backed Securities	12.9
Commercial Mortgage-Backed Securities	2.8
Corporate Bonds	0.5
Short-Term Investment	14.2

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

14	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	3/10/93
Without Sales Charge		1.80%	2.63%	2.81%
With Sales Charge*		(0.52)	2.17	2.58
CLASS B SHARES	1/14/94
Without CDSC		1.30	2.13	2.50
With CDSC**		(1.70)	2.13	2.50
CLASS C SHARES	11/1/01	1.33	2.14	2.31
CLASS R6 SHARES	2/22/05	2.27	3.12	3.22
SELECT CLASS SHARES	2/2/93	2.08	2.90	3.07

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Limited Duration Bond Fund, the Barclay’s Capital 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or sales charges associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital 1–3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. The Fund’s Lipper Index changed to Lipper Short U.S. Government Funds Index because Lipper recategorized the Fund. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	15

JPMorgan Mortgage-Backed Securities Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	6.89%
Barclays Capital U.S. MBS Index	6.44%

Net Assets as of 2/29/2012 (In Thousands)	$3,059,219
Duration as of 2/29/2012	3.4 years

INVESTMENT OBJECTIVE**

The JPMorgan Mortgage-Backed Securities Fund (the “Fund”) seeks to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund invested in both agency collateralized mortgage obligations (“CMOs”) and non-agency CMOs, while the Barclays Capital U.S. MBS Index (the “Benchmark”) consisted almost entirely of agency securities (“index passthroughs”). Agency CMOs outperformed index passthroughs and contributed to relative performance, while non-agency CMOs underperformed index passthroughs and detracted from relative performance during the reporting period.

The Fund invested a small percentage of its assets in U.S. Treasury securities, mostly on the intermediate part of the yield curve (5-10 year portion). The yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time. These investments contributed to relative performance as interest rates for U.S. Treasuries declined during the reporting period and their prices increased (bond prices generally increase when interest rates decline).

HOW WAS THE FUND POSITIONED?

The Fund continued to focus on security selection and relative value, which seeks to exploit pricing discrepancies between individual securities or market sectors. The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities.

PORTFOLIO COMPOSITION***
Collateralized Mortgage Obligations	58.3%
Mortgage Pass-Through Securities	29.8
Asset-Backed Securities	2.7
Commercial Mortgage-Backed Securities	1.3
Others (each less than 1.0%)	0.7
Short-Term Investment	7.2

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

16	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	8/18/00
Without Sales Charge		6.57%	7.42%	5.97%
With Sales Charge*		2.56	6.61	5.57
CLASS R6 SHARES	2/22/05	6.96	7.85	6.32
SELECT CLASS SHARES	8/18/00	6.89	7.69	6.21

*	Sales Charge for Class A Shares is 3.75%.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mortgage-Backed Securities Fund, the Barclays Capital U.S. MBS Index and the Lipper U.S. Mortgage Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the

Lipper U.S. Mortgage Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. The Lipper U.S. Mortgage Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	17

JPMorgan Short Duration Bond Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	2.10%
Barclays Capital 1–3 Year U.S. Government/Credit Bond Index	1.75%

Net Assets as of 2/29/2012 (In Thousands)	$11,035,176
Duration as of 2/29/2012	1.9 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Duration Bond Fund (the “Fund”) seeks current income consistent with preservation of capital through investments in high- and medium-grade fixed income securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 29, 2012, the Fund’s outperformance versus the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index (the “Benchmark”) was driven by its overweight to spread sectors (non-U.S. Treasury securities) and security selection among mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), commercial-mortgage-backed securities (“CMBS”) and corporate holdings.

The Fund’s investments in agency collateralized mortgage obligations and mortgage pass-through securities were particularly strong contributors to relative performance, as these two assets classes performed well and were not represented in the Benchmark. The Fund’s security selection in the corporate sector relative to the Benchmark was also strong during the reporting period. The Fund used ABS and CMBS in an attempt to produce higher quality and higher yielding alternatives to sectors of the credit sector that the Fund’s portfolio managers felt were not attractive. The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) also contributed to relative performance. The Fund was overweight in the 3-5-year segment of the yield curve, which performed well during the reporting period, and underweight the 2-year portion of the yield curve, which did not perform as well.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight to U.S. Treasuries and an overweight to spread sectors. The Fund was overweight in MBS, ABS and CMBS, which are not in the Benchmark, and was underweight the credit sector. The Fund’s portfolio managers substituted ABS, CMBS and non-agency mortgage-backed securities for areas of the credit sector that they believed were less attractive. The Fund’s total position in ABS, CMBS, non-agency mortgage-backed securities and credit securities resulted in an overweight relative to the credit portion of the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	30.4%
U.S. Government Agency Securities	20.9
Corporate Bonds	17.5
Collateralized Mortgage Obligations	10.5
Mortgage Pass-Through Securities	7.8
Asset-Backed Securities	7.3
Commercial Mortgage-Backed Securities	2.5
Others (each less than 1.0%)	0.5
Short-Term Investment	2.6

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral for Securities on Loan) as of February 29, 2012. The Fund’s composition is subject to change.

18	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/18/92
Without Sales Charge		1.76%	3.51%	3.22%
With Sales Charge*		(0.51)	3.05	2.98
CLASS B SHARES	1/14/94
Without CDSC		1.21	2.99	2.92
With CDSC**		(1.79)	2.99	2.92
CLASS C SHARES	11/1/01	1.23	2.98	2.70
CLASS R6 SHARES	2/22/05	2.28	4.04	3.66
SELECT CLASS SHARES	9/4/90	2.10	3.78	3.48

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns shown for Class R6 Shares prior to their inception are based on the performance of Select Class Shares, the original class offered. Class R6 and Select Class Shares would have substantially similar performance because the shares are invested in the same portfolio of securities, and the performance would differ only to the extent that the classes have different expenses.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Short Duration Bond Fund, the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index and the Lipper Short U.S. Government Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital 1–3 Year U.S. Government/ Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	19

JPMorgan Short Term Bond Fund II

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.90%
Barclays Capital 1–3 Year U.S. Government Bond Index	1.50%

Net Assets as of 2/29/2012 (In Thousands)	$65,295
Duration as of 2/29/2012	1.8 years

INVESTMENT OBJECTIVE**

The JPMorgan Short Term Bond Fund II (the “Fund”) seeks a high level of income, consistent with preservation of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 29, 2012, the Fund’s outperformance versus the Barclays Capital 1–3 Year U.S. Government Bond Index (the “Benchmark”) was driven by its overweight to spread sectors (non-U.S. Treasury securities).

The Fund’s investments in spread sectors and security selection were the main contributors to relative performance. The Fund’s mortgage-backed securities (“MBS”), asset-backed securities (“ABS”), and exposure to the credit sector all produced strong performance relative to the Benchmark — these sectors are not included in the Benchmark. The Fund’s positioning on the yield curve (the yield curve shows the relationship between yields and maturity dates for a set of similar bonds, usually U.S. Treasuries, at a given point in time) also contributed to relative performance. The Fund was overweight the 3-5-year segment of the yield curve, which performed well during the reporting period, and underweight the 2-year portion of the yield curve, which did not perform as well.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund was positioned with an underweight to U.S. Treasuries and an overweight to spread sectors. The Fund was overweight in MBS, ABS, and the credit sector, which are not in the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Government Agency Securities	32.0%
U.S. Treasury Obligations	29.5
Corporate Bonds	24.9
Asset-Backed Securities	6.9
Collateralized Mortgage Obligations	5.1
Mortgage Pass-Through Securities	1.1
Others (each less than 1.0%)	0.5

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

20	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/6/96
Without Sales Charge		1.52%	0.64%	1.58%
With Sales Charge*		(0.73)	0.18	1.36
CLASS M SHARES	7/1/99
Without Sales Charge		1.27	0.37	1.33
With Sales Charge**		(0.20)	0.07	1.18
SELECT CLASS SHARES	11/30/90	1.90	0.88	1.84

*	Sales Charge for Class A Shares is 2.25%.
**	Sales charge for Class M Shares is 1.50%.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Short Term Bond Fund II, the Barclays Capital 1–3 Year U.S. Government Bond Index and the Lipper Short U.S. Government Funds Index from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestments of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–3 Year U.S. Government Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Government Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Barclays Capital 1–3 Year U.S. Government Bond Index is an unmanaged index composed of securities in the U.S. Government Bond Index with maturities of one to three years. The Lipper Short U.S. Government Funds Index is an index based on total returns of certain groups of mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	21

JPMorgan Treasury & Agency Fund

FUND COMMENTARY

TWELVE MONTHS ENDED FEBRUARY 29, 2012 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.97%
Barclays Capital 1–5 Year U.S. Treasury Index	3.31%

Net Assets as of 2/29/2012 (In Thousands)	$405,000
Duration as of 2/29/2012	2.1 years

INVESTMENT OBJECTIVE**

The JPMorgan Treasury & Agency Fund (the “Fund”) seeks a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the twelve months ended February 29, 2012, the Fund’s underperformance versus the Barclays Capital 1-5 Year U.S. Treasury Index (“Benchmark”) was driven by the Fund’s shorter duration, as interest rates declined during the reporting period. Duration is used to measure the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease, respectively, in price as interest rates go down or up, respectively, versus bonds with shorter duration.

The Fund allocated a portion of its assets to agency securities, which performed well and contributed to the Fund’s absolute return during the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection, using bottom-up fundamental research to construct, in their view, a portfolio of undervalued fixed income securities. The Fund invested in U.S. Treasury securities as well as U.S. agency securities, which are not held in the Benchmark.

PORTFOLIO COMPOSITION***
U.S. Treasury Obligations	78.5%
U.S. Government Agency Securities	21.0
Short-Term Investment	0.5

*	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of February 29, 2012. The Fund’s composition is subject to change.

22	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2012

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	1/20/97
Without Sales Charge		1.72%	3.40%	3.38%
With Sales Charge*		(0.62)	2.94	3.14
CLASS B SHARES	1/20/97
Without CDSC		1.33	2.90	3.08
With CDSC**		(1.67)	2.90	3.08
SELECT CLASS SHARES	1/20/97	1.97	3.68	3.65

*	Sales Charge for Class A Shares is 2.25%.
**	Assumes a 3% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/02 TO 2/29/12)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Treasury & Agency Fund, the Barclays Capital 1–5 Year U.S. Treasury Index, the Barclays Capital 1–3 Year U.S. Treasury Index and the Lipper Short U.S. Treasury Funds Average from February 28, 2002 to February 29, 2012. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Barclays Capital 1–5 Year U.S. Treasury Index and the Barclays Capital 1–3 Year U.S. Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short U.S. Treasury Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to expenses charged by the Fund. The Barclays Capital 1–5 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury issued securities with maturities of one to five years. The Barclays Capital 1–3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities with maturities of one to three years. The Lipper Short U.S. Treasury Funds Average is an index based on total returns of certain groups of mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Because Class B Shares automatically convert to Class A Shares after 6 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	23

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 4.5%
	AH Mortgage Advance Trust, (Cayman Islands),
15,083	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	15,036
49,850	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	49,950
23,366	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	23,399
7,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	7,070
16,471	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	16,507
32,446	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	32,547
	Ally Auto Receivables Trust,
2,998	Series 2010-1, Class A3, 1.450%, 05/15/14	3,015
10,410	Series 2010-3, Class A3, 1.110%, 10/15/14	10,462
5,804	Series 2010-3, Class A4, 1.550%, 08/17/15	5,891
5,977	Series 2010-4, Class A3, 0.910%, 11/17/14	5,998
2,814	Series 2011-1, Class A2, 0.810%, 10/15/13	2,816
4,100	Series 2011-1, Class A3, 1.380%, 01/15/15	4,136
9,057	Series 2012-1, Class A3, 0.930%, 02/16/16	9,075
2,222	Series 2012-1, Class A4, 1.210%, 07/15/16	2,227
	American Credit Acceptance Receivables Trust,
7,714	Series 2012-1, Class A1, 1.960%, 01/15/14 (e)	7,714
7,680	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	7,679
	AmeriCredit Automobile Receivables Trust,
1,747	Series 2008-AF, Class A4, 6.960%, 10/14/14	1,797
839	Series 2009-1, Class A3, 3.040%, 10/15/13	843
868	Series 2010-1, Class A3, 1.660%, 03/17/14	869
8,000	Series 2010-3, Class A3, 1.140%, 04/08/15	8,033
6,368	Series 2010-4, Class A2, 0.960%, 05/08/14	6,370
3,375	Series 2010-4, Class A3, 1.270%, 04/08/15	3,385
4,503	Series 2011-1, Class A2, 0.840%, 06/09/14	4,506
3,400	Series 2011-1, Class A3, 1.390%, 09/08/15	3,421
12,644	Series 2011-3, Class A2, 0.840%, 11/10/14	12,653
3,167	Series 2011-4, Class A2, 0.920%, 03/09/15	3,170
11,311	Series 2011-4, Class A3, 1.170%, 05/09/16	11,333
12,349	Series 2011-5, Class A3, 1.550%, 07/08/16	12,453
9,395	Series 2012-1, Class A2, 0.910%, 10/08/15	9,408
2,353	Series 2012-1, Class A3, 1.230%, 09/08/16	2,359
462	Ameriquest Mortgage Securities, Inc., Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	463
3,090	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	3,078

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

12,104	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	11,128
	Bank of America Auto Trust,
350	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	350
3,235	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	3,283
1,100	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	1,102
2,031	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	2,036
4,255	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,328
3,124	Series 2010-2, Class A3, 1.310%, 07/15/14	3,135
7,795	Series 2010-2, Class A4, 1.940%, 06/15/17	7,926
1,375	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.614%, 04/25/36	1,072
7,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	7,597
	CarMax Auto Owner Trust,
2,835	Series 2010-1, Class A3, 1.560%, 07/15/14	2,849
11,080	Series 2011-1, Class A3, 1.290%, 09/15/15	11,167
11,120	Series 2011-1, Class A4, 2.160%, 09/15/16	11,405
10,801	Series 2011-3, Class A3, 1.070%, 06/15/16	10,800
	Chase Funding Mortgage Loan Asset-Backed Certificates,
3,390	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	3,259
4,250	Series 2003-6, Class 1A5, SUB, 5.350%, 11/25/34	3,692
11,768	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	11,115
	Chrysler Financial Auto Securitization Trust,
823	Series 2009-A, Class A3, 2.820%, 01/15/16	827
16,500	Series 2010-A, Class A3, 0.910%, 08/08/13	16,519
5,400	Series 2010-A, Class B, 1.650%, 11/08/13	5,396
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,266
3,049	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	3,066
2,334	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	2,250
	Citigroup Mortgage Loan Trust, Inc.,
1,521	Series 2003-HE3, Class A, VAR, 0.624%, 12/25/33	1,323

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
15,630	Series 2011-5, Class 1A1, VAR, 0.434%, 02/25/46 (e) (f) (i)	14,256
	CNH Equipment Trust,
1,683	Series 2010-A, Class A3, 1.540%, 07/15/14	1,688
13,117	Series 2010-C, Class A3, 1.170%, 05/15/15	13,147
5,888	Series 2011-A, Class A3, 1.200%, 05/16/16	5,928
4,801	Series 2011-A, Class A4, 2.040%, 10/17/16	4,929
	Countrywide Asset-Backed Certificates,
816	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	565
11	Series 2004-1, Class 3A, VAR, 0.804%, 04/25/34	9
1,290	Series 2004-1, Class M1, VAR, 0.994%, 03/25/34	914
805	Series 2004-1, Class M2, VAR, 1.069%, 03/25/34	689
1,065	Series 2004-6, Class M1, VAR, 0.844%, 10/25/34	567
14,444	CPS Auto Trust, Series 2011-C, Class A, 4.210%, 03/15/19 (e)	14,445
9,207	Credit Acceptance Auto Loan Trust, Series 2011-1, Class A, 2.610%, 03/15/19 (e)	9,201
463	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.554%, 11/25/35	430
942	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.748%, 01/25/36	525
	Discover Card Master Trust,
2,400	Series 2008-A4, Class A4, 5.650%, 12/15/15	2,559
5,078	Series 2012-A1, Class A1, 0.810%, 08/15/17	5,078
1,221	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.344%, 12/25/36	1,141
10,200	Ford Credit Auto Lease Trust, Series 2011-A, Class A2, 0.740%, 09/15/13	10,202
	Ford Credit Auto Owner Trust,
1,038	Series 2009-B, Class A3, 2.790%, 08/15/13	1,042
5,000	Series 2009-B, Class A4, 4.500%, 07/15/14	5,158
1,659	Series 2009-D, Class A3, 2.170%, 10/15/13	1,667
5,385	Series 2011-B, Class A2, 0.680%, 01/15/14	5,396
14,025	Series 2012-A, Class A3, 0.840%, 08/15/16	14,061
25,545	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	25,641

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Freedom Trust,
8,685	Series 2011-1, Class A13, VAR, 0.435%, 11/30/37 (e) (f) (i)	8,207
10,467	Series 2011-2, Class A11, VAR, 6.809%, 08/01/46 (e)	10,484
16,000	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.690%, 07/15/15	16,198
1,004	GE Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	908
211	GSAA Trust, Series 2006-3, Class A1, VAR, 0.324%, 03/25/36	91
	Harley-Davidson Motorcycle Trust,
1,151	Series 2009-3, Class A3, 1.740%, 09/15/13	1,152
1,356	Series 2010-1, Class A2, 0.830%, 11/15/13	1,356
5,904	Series 2010-1, Class A3, 1.160%, 02/15/15	5,924
	Honda Auto Receivables Owner Trust,
25	Series 2009-2, Class A3, 2.790%, 01/15/13	25
3,500	Series 2009-2, Class A4, 4.430%, 07/15/15	3,551
487	Series 2009-3, Class A3, 2.310%, 05/15/13	489
4,200	Series 2009-3, Class A4, 3.300%, 09/15/15	4,269
5,200	Series 2011-1, Class A4, 1.800%, 04/17/17	5,307
5,399	Series 2012-1, Class A3, 0.770%, 01/15/16	5,399
3,377	Series 2012-1, Class A4, 0.970%, 04/16/18	3,377
	HSBC Home Equity Loan Trust,
2,774	Series 2005-2, Class A1, VAR, 0.515%, 01/20/35	2,591
2,260	Series 2005-2, Class M2, VAR, 0.736%, 01/20/35	2,028
4,851	Series 2006-1, Class A1, VAR, 0.406%, 01/20/36	4,397
2,127	Series 2006-2, Class A1, VAR, 0.395%, 03/20/36	1,961
6,106	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	6,134
916	Series 2007-1, Class AS, VAR, 0.446%, 03/20/36	782
11,375	Series 2007-3, Class APT, VAR, 1.446%, 11/20/36	10,029
	Huntington Auto Trust,
7,200	Series 2011-1A, Class A2, 0.760%, 04/15/14 (e)	7,203
8,000	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	7,983
8,600	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	8,591
	Hyundai Auto Receivables Trust,
704	Series 2009-A, Class A3, 2.030%, 08/15/13	706

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	25

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
4,590	Series 2010-B, Class A3, 0.970%, 04/15/15	4,607
6,300	Series 2010-B, Class A4, 1.630%, 03/15/17	6,421
5,675	Series 2011-A, Class A3, 1.160%, 04/15/15	5,714
4,680	Series 2011-A, Class A4, 1.780%, 12/15/15	4,778
3,880	Series 2011-B, Class A3, 1.040%, 09/15/15	3,904
5,798	Series 2011-B, Class A4, 1.650%, 02/15/17	5,909
8,655	Series 2012-A, Class A3, 0.720%, 03/15/16	8,654
1,389	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.444%, 03/25/36	768
	John Deere Owner Trust,
768	Series 2009-B, Class A3, 1.570%, 10/15/13	769
5,015	Series 2011-A, Class A3, 1.290%, 01/15/16	5,058
3,915	Series 2011-A, Class A4, 1.960%, 04/16/18	4,011
7,699	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (f) (i)	7,694
13,273	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.594%, 07/25/34 (e)	12,702
	Long Beach Mortgage Loan Trust,
5,600	Series 2004-1, Class M1, VAR, 0.994%, 02/25/34	4,120
1,500	Series 2004-3, Class M1, VAR, 1.099%, 07/25/34	1,063
1,295	Series 2006-8, Class 2A2, VAR, 0.334%, 09/25/36	379
1,660	Series 2006-WL2, Class 2A3, VAR, 0.444%, 01/25/36	1,253
8,666	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.494%, 03/25/32	7,716
	Mercedes-Benz Auto Receivables Trust,
1,227	Series 2009-1, Class A3, 1.670%, 01/15/14	1,233
4,040	Series 2010-1, Class A3, 1.420%, 08/15/14	4,063
3,273	Series 2011-1, Class A3, 0.850%, 03/16/15	3,284
	Mid-State Trust,
6,716	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	6,878
5,597	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	5,635
21,300	MMCA Automobile Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	21,608
1,217	Morgan Stanley ABS Capital I, Series 2004-WMC3, Class M1, VAR, 0.994%, 01/25/35	1,200
11,033	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.607%, 12/07/20	11,070

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.303%, 11/25/33	3,811
5,491	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	5,547
	Nissan Auto Receivables Owner Trust,
7,420	Series 2010-A, Class A3, 0.870%, 07/15/14	7,440
4,740	Series 2010-A, Class A4, 1.310%, 09/15/16	4,790
6,594	Series 2012-A, Class A3, 0.730%, 05/16/16	6,592
3,329	Series 2012-A, Class A4, 1.000%, 07/16/18	3,325
245	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.084%, 02/25/33	193
15,913	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.869%, 10/25/34	15,083
	PennyMac Loan Trust,
8,374	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	8,249
15,920	Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (f) (i)	15,961
4,341	RBSSP Resecuritization Trust, Series 2010-4, Class 2A1, SUB, 5.749%, 11/26/35 (e)	4,420
	Real Estate Asset Trust,
6,437	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	6,437
17,705	Series 2012-1A, Class A1, 4.950%, 02/25/32 (e) (f) (i)	17,706
2,571	Series 2012-1A, Class A2, 7.140%, 02/25/32 (e) (f) (i)	2,571
100	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	41
	Residential Asset Mortgage Products, Inc.,
10,000	Series 2005-EFC5, Class A3, VAR, 0.584%, 10/25/35	8,525
26,339	Series 2006-RZ1, Class A3, VAR, 0.544%, 03/25/36	22,454
	Residential Asset Securities Corp.,
70	Series 2002-KS4, Class AIIB, VAR, 0.744%, 07/25/32	39
91	Series 2003-KS5, Class AIIB, VAR, 0.824%, 07/25/33	56
111	Series 2003-KS9, Class A2B, VAR, 0.884%, 11/25/33	49
2,500	Series 2005-KS9, Class A3, VAR, 0.614%, 10/25/35	2,394
18,485	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	18,481

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
1,461	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	1,236
	Santander Drive Auto Receivables Trust,
2,738	Series 2010-3, Class A2, 0.930%, 06/17/13	2,738
6,100	Series 2010-3, Class A3, 1.200%, 06/16/14	6,101
1,200	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	1,209
4,595	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	4,683
3,346	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	3,343
4,823	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	4,817
12,584	Series 2012-1, Class A2, 1.250%, 04/15/15	12,606
2,753	Series 2012-1, Class A3, 1.490%, 10/15/15	2,766
4,636	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	4,637
5,000	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.514%, 06/25/35	4,714
	Structured Asset Securities Corp.,
2,534	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	2,569
1,074	Series 2002-AL1, Class A2, 3.450%, 02/25/32	981
3,168	Series 2002-AL1, Class A3, 3.450%, 02/25/32	2,861
4,398	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	4,402
3,518	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	3,524
	Toyota Auto Receivables Owner Trust,
12,510	Series 2010-C, Class A3, 0.770%, 04/15/14	12,529
11,810	Series 2011-A, Class A3, 0.980%, 10/15/14	11,864
4,585	Series 2011-A, Class A4, 1.560%, 05/15/15	4,661
324	Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	359
	USAA Auto Owner Trust,
1,365	Series 2009-2, Class A3, 1.540%, 02/18/14	1,368
3,080	Series 2009-2, Class A4, 2.530%, 07/15/15	3,139
17,021	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	17,064
	Westlake Automobile Receivables Trust,
1,949	Series 2011-1A, Class A2, 1.080%, 07/15/13 (e)	1,949
4,154	Series 2011-1A, Class A3, 1.490%, 06/16/14 (e)	4,157

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

7,045		World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	7,175

		Total Asset-Backed Securities (Cost $1,094,232)	1,095,041

Collateralized Mortgage Obligations — 32.3%
		Agency CMO — 21.6%
		Federal Home Loan Bank,
1,021		Series 2000-0606, Class Y, 5.270%, 12/28/12	1,058
21,195		Series 2000-1067, Class 1, 5.300%, 06/15/12	21,363
8,980		Series 9M-2012, Class A, 4.720%, 09/20/12	9,171
9,890		Series TQ-2015, Class A, 5.065%, 10/20/15	10,755
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
501		Series 8, Class ZA, 7.000%, 03/25/23	569
303		Series 24, Class ZE, 6.250%, 11/25/23	341
2,222		Series 29, Class L, 7.500%, 04/25/24	2,556
		Federal Home Loan Mortgage Corp. REMICS,
68		Series 11, Class D, 9.500%, 07/15/19	73
23		Series 22, Class C, 9.500%, 04/15/20	25
36		Series 23, Class F, 9.600%, 04/15/20	40
1		Series 41, Class I, HB, 84.000%, 05/15/20	2
14		Series 46, Class B, 7.800%, 09/15/20	16
7		Series 47, Class F, 10.000%, 06/15/20	8
—	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
26		Series 99, Class Z, 9.500%, 01/15/21	29
73		Series 114, Class H, 6.950%, 01/15/21	82
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	15
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
14		Series 1065, Class J, 9.000%, 04/15/21	17
8		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	15
19		Series 1084, Class F, VAR, 1.200%, 05/15/21	19
14		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	27
22		Series 1116, Class I, 5.500%, 08/15/21	24
67		Series 1144, Class KB, 8.500%, 09/15/21	77
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	2
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	22
48		Series 1206, Class IA, 7.000%, 03/15/22	55
63		Series 1250, Class J, 7.000%, 05/15/22	76

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	27

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
152	Series 1343, Class LA, 8.000%, 08/15/22	183
61	Series 1343, Class LB, 7.500%, 08/15/22	73
104	Series 1370, Class JA, VAR, 1.400%, 09/15/22	105
100	Series 1455, Class WB, IF, 4.550%, 12/15/22	102
953	Series 1466, Class PZ, 7.500%, 02/15/23	1,108
14	Series 1470, Class F, VAR, 2.221%, 02/15/23	15
165	Series 1491, Class I, 7.500%, 04/15/23	191
534	Series 1498, Class I, VAR, 1.400%, 04/15/23	534
727	Series 1502, Class PX, 7.000%, 04/15/23	842
95	Series 1505, Class Q, 7.000%, 05/15/23	110
384	Series 1518, Class G, IF, 8.819%, 05/15/23	427
73	Series 1541, Class M, HB, IF, 22.679%, 07/15/23	118
348	Series 1541, Class O, VAR, 1.180%, 07/15/23	356
20	Series 1570, Class F, VAR, 2.721%, 08/15/23	21
712	Series 1573, Class PZ, 7.000%, 09/15/23	823
440	Series 1591, Class PV, 6.250%, 10/15/23	460
16	Series 1595, Class D, 7.000%, 10/15/13	17
57	Series 1596, Class D, 6.500%, 10/15/13	59
51	Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	96
13	Series 1607, Class SA, HB, IF, 20.321%, 10/15/13	14
2,454	Series 1608, Class L, 6.500%, 09/15/23	2,761
831	Series 1609, Class LG, IF, 16.792%, 11/15/23	980
876	Series 1642, Class PJ, 6.000%, 11/15/23	902
380	Series 1658, Class GZ, 7.000%, 01/15/24	441
16	Series 1671, Class L, 7.000%, 02/15/24	20
21	Series 1671, Class QC, IF, 10.000%, 02/15/24	28
24	Series 1686, Class SH, IF, 18.675%, 02/15/24	39
306	Series 1695, Class EB, 7.000%, 03/15/24	356
59	Series 1699, Class FC, VAR, 0.850%, 03/15/24	59
395	Series 1700, Class GA, PO, 02/15/24	382
1,657	Series 1706, Class K, 7.000%, 03/15/24	1,916
28	Series 1709, Class FA, VAR, 1.110%, 03/15/24	29
1,085	Series 1720, Class PL, 7.500%, 04/15/24	1,263
1,163	Series 1737, Class L, 6.000%, 06/15/24	1,262
158	Series 1745, Class D, 7.500%, 08/15/24	187

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
868	Series 1798, Class F, 5.000%, 05/15/23	964
19	Series 1807, Class G, 9.000%, 10/15/20	21
198	Series 1829, Class ZB, 6.500%, 03/15/26	222
14	Series 1844, Class E, 6.500%, 10/15/13	14
1,262	Series 1863, Class Z, 6.500%, 07/15/26	1,421
58	Series 1865, Class D, PO, 02/15/24	50
128	Series 1890, Class H, 7.500%, 09/15/26	152
347	Series 1899, Class ZE, 8.000%, 09/15/26	412
816	Series 1927, Class PH, 7.500%, 01/15/27	966
783	Series 1927, Class ZA, 6.500%, 01/15/27	783
21	Series 1935, Class FL, VAR, 0.950%, 02/15/27	21
281	Series 1963, Class Z, 7.500%, 01/15/27	332
41	Series 1970, Class PG, 7.250%, 07/15/27	48
786	Series 1981, Class Z, 6.000%, 05/15/27	868
511	Series 1983, Class Z, 6.500%, 12/15/23	575
295	Series 1987, Class PE, 7.500%, 09/15/27	350
477	Series 2019, Class Z, 6.500%, 12/15/27	544
61	Series 2025, Class PE, 6.300%, 01/15/13	61
1,738	Series 2033, Class J, 5.600%, 06/15/23	1,903
202	Series 2033, Class SN, HB, IF, 25.948%, 03/15/24	137
532	Series 2038, Class PN, IO, 7.000%, 03/15/28	87
1,534	Series 2040, Class PE, 7.500%, 03/15/28	1,819
612	Series 2054, Class PV, 7.500%, 05/15/28	725
74	Series 2055, Class OE, 6.500%, 05/15/13	74
194	Series 2056, Class TD, 6.500%, 05/15/18	211
895	Series 2063, Class PG, 6.500%, 06/15/28	1,019
142	Series 2064, Class TE, 7.000%, 06/15/28	167
520	Series 2070, Class C, 6.000%, 07/15/28	565
1,822	Series 2075, Class PH, 6.500%, 08/15/28	2,074
1,950	Series 2075, Class PM, 6.250%, 08/15/28	2,022
442	Series 2086, Class GB, 6.000%, 09/15/28	453
658	Series 2089, Class PJ, IO, 7.000%, 10/15/28	109
1,858	Series 2095, Class PE, 6.000%, 11/15/28	2,083
296	Series 2102, Class TC, 6.000%, 12/15/13	306
165	Series 2102, Class TU, 6.000%, 12/15/13	171
2,786	Series 2106, Class ZD, 6.000%, 12/15/28	3,010
4,949	Series 2110, Class PG, 6.000%, 01/15/29	5,337
672	Series 2115, Class PE, 6.000%, 01/15/14	679
1,023	Series 2125, Class JZ, 6.000%, 02/15/29	1,071
2,710	Series 2126, Class CB, 6.250%, 02/15/29	2,839
129	Series 2132, Class SB, HB, IF, 29.390%, 03/15/29	227
85	Series 2134, Class PI, IO, 6.500%, 03/15/19	12

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
19	Series 2135, Class UK, IO, 6.500%, 03/15/14	1
69	Series 2141, Class IO, IO, 7.000%, 04/15/29	11
236	Series 2163, Class PC, IO, 7.500%, 06/15/29	51
3,720	Series 2169, Class TB, 7.000%, 06/15/29	4,383
1,339	Series 2172, Class QC, 7.000%, 07/15/29	1,580
808	Series 2176, Class OJ, 7.000%, 08/15/29	936
4	Series 2196, Class TL, 7.500%, 11/15/29	5
711	Series 2201, Class C, 8.000%, 11/15/29	850
1,843	Series 2208, Class PG, 7.000%, 01/15/30	2,174
365	Series 2209, Class TC, 8.000%, 01/15/30	434
1,209	Series 2210, Class Z, 8.000%, 01/15/30	1,461
333	Series 2224, Class CB, 8.000%, 03/15/30	402
384	Series 2230, Class Z, 8.000%, 04/15/30	458
316	Series 2234, Class PZ, 7.500%, 05/15/30	377
273	Series 2247, Class Z, 7.500%, 08/15/30	325
695	Series 2256, Class MC, 7.250%, 09/15/30	823
1,227	Series 2259, Class ZM, 7.000%, 10/15/30	1,449
23	Series 2261, Class ZY, 7.500%, 10/15/30	27
87	Series 2262, Class Z, 7.500%, 10/15/30	104
1,187	Series 2271, Class PC, 7.250%, 12/15/30	1,407
1,856	Series 2283, Class K, 6.500%, 12/15/23	2,090
602	Series 2296, Class PD, 7.000%, 03/15/31	711
1,629	Series 2301, Class PA, 6.000%, 10/15/13	1,669
227	Series 2306, Class K, PO, 05/15/24	211
543	Series 2306, Class SE, IF, IO, 8.640%, 05/15/24	120
403	Series 2313, Class LA, 6.500%, 05/15/31	459
849	Series 2325, Class PM, 7.000%, 06/15/31	928
1,562	Series 2332, Class ZH, 7.000%, 07/15/31	1,669
274	Series 2333, Class HC, 6.000%, 07/15/31	274
1,491	Series 2344, Class QG, 6.000%, 08/15/16	1,587
8,780	Series 2344, Class ZD, 6.500%, 08/15/31	9,600
987	Series 2344, Class ZJ, 6.500%, 08/15/31	1,080
727	Series 2345, Class NE, 6.500%, 08/15/31	756
779	Series 2345, Class PQ, 6.500%, 08/15/16	809
313	Series 2347, Class VP, 6.500%, 03/15/20	313
981	Series 2351, Class PZ, 6.500%, 08/15/31	1,105
2,012	Series 2353, Class TD, 6.000%, 09/15/16	2,106
676	Series 2355, Class BP, 6.000%, 09/15/16	715
208	Series 2359, Class PM, 6.000%, 09/15/16	216
1,848	Series 2359, Class ZB, 8.500%, 06/15/31	2,160
1,043	Series 2360, Class PG, 6.000%, 09/15/16	1,115
180	Series 2363, Class PF, 6.000%, 09/15/16	192
552	Series 2366, Class MD, 6.000%, 10/15/16	590
732	Series 2367, Class ME, 6.500%, 10/15/31	794

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
842	Series 2388, Class FB, VAR, 0.849%, 01/15/29	847
1,615	Series 2391, Class QR, 5.500%, 12/15/16	1,725
464	Series 2394, Class MC, 6.000%, 12/15/16	496
901	Series 2399, Class OH, 6.500%, 01/15/32	986
1,507	Series 2399, Class TH, 6.500%, 01/15/32	1,648
1,620	Series 2410, Class NG, 6.500%, 02/15/32	1,788
909	Series 2410, Class OE, 6.375%, 02/15/32	1,002
2,004	Series 2410, Class QS, IF, 18.854%, 02/15/32	2,996
583	Series 2410, Class QX, IF, IO, 8.402%, 02/15/32	145
1,969	Series 2412, Class SP, IF, 15.603%, 02/15/32	2,585
4,237	Series 2418, Class FO, VAR, 1.149%, 02/15/32	4,280
1,823	Series 2420, Class XK, 6.500%, 02/15/32	1,988
1,082	Series 2423, Class MC, 7.000%, 03/15/32	1,281
1,427	Series 2423, Class MT, 7.000%, 03/15/32	1,600
1,697	Series 2423, Class TB, 6.500%, 03/15/32	1,860
445	Series 2425, Class OB, 6.000%, 03/15/17	477
2,276	Series 2430, Class WF, 6.500%, 03/15/32	2,604
2,849	Series 2434, Class TC, 7.000%, 04/15/32	3,260
5,804	Series 2434, Class ZA, 6.500%, 04/15/32	6,612
1,797	Series 2435, Class CJ, 6.500%, 04/15/32	2,083
1,071	Series 2436, Class MC, 7.000%, 04/15/32	1,260
582	Series 2441, Class GF, 6.500%, 04/15/32	666
1,328	Series 2444, Class ES, IF, IO, 7.702%, 03/15/32	271
1,101	Series 2450, Class GZ, 7.000%, 05/15/32	1,304
866	Series 2450, Class SW, IF, IO, 7.751%, 03/15/32	177
2,148	Series 2455, Class GK, 6.500%, 05/15/32	2,442
320	Series 2458, Class QE, 5.500%, 06/15/17	342
1,646	Series 2458, Class ZM, 6.500%, 06/15/32	1,828
1,528	Series 2463, Class CE, 6.000%, 06/15/17	1,631
1,401	Series 2466, Class DH, 6.500%, 06/15/32	1,547
1,656	Series 2466, Class PG, 6.500%, 04/15/32	1,727
1,400	Series 2466, Class PH, 6.500%, 06/15/32	1,604
1,774	Series 2474, Class NR, 6.500%, 07/15/32	1,988
4,459	Series 2475, Class S, IF, IO, 7.751%, 02/15/32	728
2,754	Series 2484, Class LZ, 6.500%, 07/15/32	3,148
206	Series 2488, Class WS, IF, 16.173%, 08/15/17	249
4,499	Series 2500, Class MC, 6.000%, 09/15/32	4,921

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	29

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
575	Series 2508, Class AQ, 5.500%, 10/15/17	619
4,073	Series 2512, Class PG, 5.500%, 10/15/22	4,439
902	Series 2515, Class DE, 4.000%, 03/15/32	919
1,019	Series 2515, Class MG, 4.000%, 09/15/17	1,056
609	Series 2518, Class PX, 5.500%, 09/15/13	619
1,385	Series 2535, Class BK, 5.500%, 12/15/22	1,521
2,848	Series 2537, Class TE, 5.500%, 12/15/17	3,050
1,342	Series 2543, Class LX, 5.000%, 12/15/17	1,433
5,462	Series 2543, Class YX, 6.000%, 12/15/32	6,104
2,932	Series 2544, Class HC, 6.000%, 12/15/32	3,258
2,730	Series 2549, Class ZG, 5.000%, 01/15/18	2,836
3,626	Series 2552, Class ME, 6.000%, 01/15/33	4,003
1,904	Series 2567, Class QD, 6.000%, 02/15/33	2,158
15,000	Series 2568, Class KG, 5.500%, 02/15/23	16,398
1,787	Series 2571, Class FY, VAR, 0.998%, 12/15/32	1,804
298	Series 2571, Class SK, HB, IF, 33.428%, 09/15/23	547
1,054	Series 2571, Class SY, IF, 18.004%, 12/15/32	1,773
1,790	Series 2574, Class HP, 5.000%, 02/15/18	1,912
8,791	Series 2575, Class ME, 6.000%, 02/15/33	9,940
1,416	Series 2586, Class HD, 5.500%, 03/15/23	1,657
1,302	Series 2586, Class WI, IO, 6.500%, 03/15/33	240
288	Series 2594, Class VQ, 6.000%, 08/15/20	288
1,420	Series 2595, Class HC, 5.500%, 04/15/23	1,675
2,051	Series 2596, Class QG, 6.000%, 03/15/33	2,290
704	Series 2597, Class AD, 6.500%, 03/15/32	718
264	Series 2597, Class DS, IF, IO, 7.301%, 02/15/33	12
332	Series 2599, Class DS, IF, IO, 6.752%, 02/15/33	13
771	Series 2610, Class DS, IF, IO, 6.851%, 03/15/33	18
1,214	Series 2611, Class UH, 4.500%, 05/15/18	1,284
3,018	Series 2617, Class GR, 4.500%, 05/15/18	3,216
99	Series 2619, Class HR, 3.500%, 11/15/31	101
14	Series 2619, Class IM, IO, 5.000%, 10/15/21	—	(h)
3,672	Series 2626, Class NS, IF, IO, 6.302%, 06/15/23	269
1,460	Series 2629, Class BY, IO, 4.500%, 03/15/18	83
6,370	Series 2631, Class LC, 4.500%, 06/15/18	6,808
5,482	Series 2631, Class SA, IF, 14.394%, 06/15/33	6,813
10,037	Series 2636, Class Z, 4.500%, 06/15/18	10,690
1,326	Series 2637, Class SA, IF, IO, 5.852%, 06/15/18	140

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
733	Series 2638, Class DS, IF, 8.351%, 07/15/23	785
939	Series 2640, Class UG, IO, 5.000%, 01/15/32	50
3,759	Series 2640, Class UP, IO, 5.000%, 01/15/32	186
11	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
798	Series 2640, Class VE, 3.250%, 07/15/22	811
525	Series 2642, Class SL, IF, 6.666%, 07/15/33	532
379	Series 2649, Class QE, 4.500%, 08/15/17	379
620	Series 2650, Class PO, PO, 12/15/32	588
2,903	Series 2650, Class SO, PO, 12/15/32	2,755
9,756	Series 2651, Class VZ, 4.500%, 07/15/18	10,381
7,827	Series 2653, Class PZ, 5.000%, 07/15/33	9,432
3,337	Series 2655, Class EO, PO, 02/15/33	3,265
529	Series 2658, Class PE, 4.500%, 11/15/16	532
270	Series 2667, Class SW, IF, 6.561%, 01/15/18	272
1,749	Series 2671, Class S, IF, 14.303%, 09/15/33	2,171
3,598	Series 2672, Class ME, 5.000%, 11/15/22	3,806
10,137	Series 2675, Class CK, 4.000%, 09/15/18	10,747
8,000	Series 2677, Class LE, 4.500%, 09/15/18	8,750
1,632	Series 2682, Class YS, IF, 8.598%, 10/15/33	1,621
16,709	Series 2684, Class PO, PO, 01/15/33	16,367
253	Series 2686, Class NS, IF, IO, 7.351%, 10/15/21	3
8,786	Series 2690, Class SJ, IF, 8.777%, 10/15/33	8,792
395	Series 2691, Class SM, IF, 8.777%, 10/15/33	396
540	Series 2691, Class WS, IF, 8.627%, 10/15/33	540
1,884	Series 2692, Class SC, IF, 12.790%, 07/15/33	2,210
71	Series 2694, Class SQ, IF, 8.598%, 10/15/33	71
605	Series 2695, Class DE, 4.000%, 01/15/17	610
1,255	Series 2695, Class OB, PO, 10/15/33	1,218
343	Series 2696, Class CO, PO, 10/15/18	337
432	Series 2698, Class SV, IF, 8.627%, 11/15/33	434
2,770	Series 2700, Class S, IF, 8.627%, 11/15/33	2,762
1,703	Series 2702, Class PC, 5.000%, 01/15/23	1,788
678	Series 2705, Class SC, IF, 8.627%, 11/15/33	676
1,087	Series 2705, Class SD, IF, 8.680%, 11/15/33	1,075
7,400	Series 2707, Class QE, 4.500%, 11/15/18	8,122
5,000	Series 2709, Class PG, 5.000%, 11/15/23	5,665
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,251
2,240	Series 2715, Class OG, 5.000%, 01/15/23	2,372
3,811	Series 2716, Class UN, 4.500%, 12/15/23	4,176
1,677	Series 2720, Class PC, 5.000%, 12/15/23	1,817
2,670	Series 2725, Class OP, PO, 10/15/33	2,614
8,274	Series 2727, Class BS, IF, 8.702%, 01/15/34	8,254
10,505	Series 2733, Class SB, IF, 7.786%, 10/15/33	11,224

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,014	Series 2743, Class HD, 4.500%, 08/15/17	1,031
5,000	Series 2743, Class HE, 4.500%, 02/15/19	5,452
2,471	Series 2744, Class PE, 5.500%, 02/15/34	2,685
4,412	Series 2744, Class TU, 5.500%, 05/15/32	4,661
2,332	Series 2748, Class KO, PO, 10/15/23	2,256
781	Series 2755, Class PA, PO, 02/15/29	776
1,479	Series 2755, Class SA, IF, 13.703%, 05/15/30	1,611
3,637	Series 2758, Class AO, PO, 03/15/19	3,510
2,370	Series 2770, Class TW, 4.500%, 03/15/19	2,610
22	Series 2771, Class FG, VAR, 0.000%, 03/15/34	22
4,416	Series 2777, Class KO, PO, 02/15/33	4,359
801	Series 2778, Class US, IF, IO, 6.951%, 06/15/33	11
249	Series 2780, Class JG, 4.500%, 04/15/19	254
895	Series 2780, Class SY, IF, 15.953%, 11/15/33	1,147
5,672	Series 2802, Class OH, 6.000%, 05/15/34	6,639
329	Series 2809, Class UB, 4.000%, 09/15/17	331
2,000	Series 2809, Class UC, 4.000%, 06/15/19	2,135
535	Series 2812, Class AB, 4.500%, 10/15/18	547
2,346	Series 2812, Class NO, PO, 10/15/33	2,237
4,751	Series 2827, Class QE, 5.500%, 03/15/33	4,974
2,388	Series 2835, Class BO, PO, 12/15/28	2,339
472	Series 2835, Class QO, PO, 12/15/32	448
397	Series 2840, Class JO, PO, 06/15/23	388
412	Series 2863, Class JA, 4.500%, 09/15/19	422
1,482	Series 2864, Class GB, 4.000%, 09/15/19	1,573
216	Series 2903, Class UZ, 5.500%, 07/15/31	216
2,860	Series 2903, Class Z, 5.000%, 12/15/24	3,156
6,102	Series 2921, Class MD, 5.000%, 06/15/33	6,293
7,690	Series 2922, Class JN, 4.500%, 02/15/20	8,064
1,856	Series 2929, Class MS, HB, IF, 27.067%, 02/15/35	3,080
11,613	Series 2934, Class EC, PO, 02/15/20	11,218
511	Series 2934, Class EN, PO, 02/15/18	505
3,459	Series 2934, Class HI, IO, 5.000%, 02/15/20	342
2,412	Series 2934, Class KI, IO, 5.000%, 02/15/20	238
1,283	Series 2945, Class SA, IF, 11.847%, 03/15/20	1,508
2,319	Series 2965, Class GD, 4.500%, 04/15/20	2,561
1,132	Series 2967, Class S, HB, IF, 32.458%, 04/15/25	1,860
10,244	Series 2968, Class EH, 6.000%, 04/15/35	12,342
5,000	Series 2968, Class MD, 5.500%, 12/15/33	5,433

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,372	Series 2981, Class FA, VAR, 0.649%, 05/15/35	3,365
3,207	Series 2988, Class AF, VAR, 0.549%, 06/15/35	3,190
1,138	Series 2988, Class GS, IF, 16.004%, 06/15/35	1,291
128	Series 2988, Class SD, IF, 15.879%, 03/15/35	136
546	Series 2989, Class PO, PO, 06/15/23	534
1,772	Series 2990, Class GO, PO, 02/15/35	1,639
4,721	Series 2990, Class LK, VAR, 0.619%, 10/15/34	4,716
3,723	Series 2990, Class SL, HB, IF, 23.582%, 06/15/34	5,704
1,307	Series 2990, Class WP, IF, 16.387%, 06/15/35	1,656
3,614	Series 2991, Class EG, 5.500%, 11/15/34	3,764
5,000	Series 2992, Class LB, 5.000%, 06/15/20	5,635
9,117	Series 2995, Class FK, VAR, 0.498%, 05/15/34	9,095
215	Series 2996, Class SL, IF, 15.148%, 06/15/35	218
5,394	Series 2999, Class NC, 4.500%, 12/15/18	5,491
4,500	Series 2999, Class ND, 4.500%, 07/15/20	4,919
382	Series 3007, Class AI, IO, 5.500%, 07/15/24	26
8,143	Series 3013, Class AF, VAR, 0.498%, 05/15/35	8,108
272	Series 3014, Class OD, PO, 08/15/35	261
631	Series 3022, Class SX, IF, 16.254%, 08/15/25	887
1,694	Series 3029, Class SO, PO, 09/15/35	1,623
113	Series 3034, Class FB, VAR, 0.000%, 09/15/35	112
4,120	Series 3042, Class PF, VAR, 0.498%, 08/15/35	4,099
4	Series 3044, Class GU, VAR, 0.000%, 10/15/35	4
38	Series 3044, Class VO, PO, 10/15/35	38
1,548	Series 3047, Class OB, 5.500%, 12/15/33	1,628
17,943	Series 3049, Class XF, VAR, 0.599%, 05/15/33	17,912
1,356	Series 3051, Class DP, HB, IF, 26.935%, 10/15/25	2,145
62	Series 3058, Class YO, PO, 10/15/35	61
873	Series 3064, Class OB, 5.500%, 07/15/29	888
1,509	Series 3064, Class SG, IF, 19.172%, 11/15/35	2,286
5,744	Series 3065, Class DF, VAR, 0.628%, 04/15/35	5,739

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	31

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
717	Series 3068, Class AO, PO, 01/15/35	707
3,761	Series 3077, Class TO, PO, 04/15/35	3,483
5,886	Series 3085, Class WF, VAR, 1.048%, 08/15/35	5,930
352	Series 3100, Class MA, VAR, 3.808%, 12/15/35	345
7,916	Series 3101, Class UZ, 6.000%, 01/15/36	9,092
6,407	Series 3102, Class FB, VAR, 0.549%, 01/15/36	6,394
697	Series 3102, Class HS, HB, IF, 23.655%, 01/15/36	1,097
7,567	Series 3117, Class AO, PO, 02/15/36	7,269
1,553	Series 3117, Class EO, PO, 02/15/36	1,472
2,423	Series 3117, Class OG, PO, 02/15/36	2,319
1,485	Series 3117, Class OK, PO, 02/15/36	1,428
4,616	Series 3122, Class OH, PO, 03/15/36	4,421
4,311	Series 3122, Class OP, PO, 03/15/36	4,039
131	Series 3122, Class ZB, 6.000%, 03/15/36	151
602	Series 3134, Class PO, PO, 03/15/36	573
4,335	Series 3137, Class XP, 6.000%, 04/15/36	4,888
3,277	Series 3138, Class PO, PO, 04/15/36	3,129
8,662	Series 3147, Class PO, PO, 04/15/36	8,289
515	Series 3149, Class SO, PO, 05/15/36	478
1,915	Series 3151, Class PO, PO, 05/15/36	1,811
3,839	Series 3153, Class EO, PO, 05/15/36	3,653
794	Series 3162, Class OB, 6.000%, 11/15/30	800
2,400	Series 3164, Class MG, 6.000%, 06/15/36	2,733
6,360	Series 3171, Class MO, PO, 06/15/36	6,035
1,104	Series 3174, Class PX, 5.000%, 06/15/17	1,211
2,799	Series 3179, Class OA, PO, 07/15/36	2,656
3,949	Series 3181, Class AZ, 6.500%, 07/15/36	4,673
6,490	Series 3184, Class OA, PO, 02/15/33	6,379
7,300	Series 3189, Class PC, 6.000%, 08/15/35	8,024
2,540	Series 3194, Class SA, IF, IO, 6.851%, 07/15/36	391
6,218	Series 3195, Class PD, 6.500%, 07/15/36	6,962
13,250	Series 3200, Class AY, 5.500%, 08/15/36	14,996
2,771	Series 3200, Class PO, PO, 08/15/36	2,640
27,540	Series 3202, Class HI, IF, IO, 6.401%, 08/15/36	4,681
1,315	Series 3213, Class OA, PO, 09/15/36	1,248
1,006	Series 3218, Class AO, PO, 09/15/36	959
7,000	Series 3218, Class BE, 6.000%, 09/15/35	7,812
8,956	Series 3219, Class DI, IO, 6.000%, 04/15/36	1,313
2,874	Series 3225, Class EO, PO, 10/15/36	2,731
3,773	Series 3232, Class ST, IF, IO, 6.451%, 10/15/36	576

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,117	Series 3233, Class OP, PO, 05/15/36	1,050
358	Series 3253, Class A, 5.000%, 08/15/20	368
15,657	Series 3253, Class PO, PO, 12/15/21	15,145
1,149	Series 3256, Class PO, PO, 12/15/36	1,091
2,223	Series 3260, Class CS, IF, IO, 5.892%, 01/15/37	311
1,115	Series 3261, Class OA, PO, 01/15/37	1,059
9,000	Series 3266, Class D, 5.000%, 01/15/22	9,886
8,200	Series 3274, Class B, 6.000%, 02/15/37	9,153
1,617	Series 3274, Class JO, PO, 02/15/37	1,490
4,548	Series 3275, Class FL, VAR, 0.689%, 02/15/37	4,537
5,500	Series 3284, Class CB, 5.000%, 03/15/22	6,287
2,368	Series 3286, Class PO, PO, 03/15/37	2,183
4,276	Series 3290, Class SB, IF, IO, 6.202%, 03/15/37	690
3,000	Series 3302, Class UT, 6.000%, 04/15/37	3,464
3,430	Series 3305, Class MG, IF, 2.468%, 07/15/34	3,563
6,644	Series 3315, Class HZ, 6.000%, 05/15/37	7,831
3,157	Series 3316, Class PO, PO, 05/15/37	2,973
266	Series 3318, Class AO, PO, 05/15/37	249
1,492	Series 3326, Class JO, PO, 06/15/37	1,377
5,000	Series 3329, Class JD, 6.000%, 06/15/36	5,718
2,258	Series 3329, Class WK, 6.000%, 12/15/31	2,304
2,039	Series 3331, Class PO, PO, 06/15/37	1,937
565	Series 3334, Class MC, 5.000%, 04/15/33	566
7,436	Series 3344, Class FT, VAR, 0.599%, 07/15/34	7,424
3,389	Series 3344, Class SL, IF, IO, 6.352%, 07/15/37	514
1,496	Series 3365, Class PO, PO, 09/15/37	1,407
2,977	Series 3369, Class VA, 6.000%, 07/15/18	3,141
1,264	Series 3371, Class FA, VAR, 0.849%, 09/15/37	1,268
1,880	Series 3373, Class TO, PO, 04/15/37	1,794
14,845	Series 3383, Class SA, IF, IO, 6.202%, 11/15/37	2,276
19,383	Series 3387, Class SA, IF, IO, 6.172%, 11/15/37	2,925
2,214	Series 3389, Class DQ, 5.750%, 10/15/35	2,389
4,740	Series 3393, Class JO, PO, 09/15/32	4,360
4,742	Series 3398, Class PO, PO, 01/15/36	4,599
4,000	Series 3402, Class NC, 5.000%, 12/15/22	4,464
20,055	Series 3404, Class SC, IF, IO, 5.752%, 01/15/38	2,718
1,069	Series 3422, Class SE, IF, 16.829%, 02/15/38	1,469

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,500	Series 3423, Class PB, 5.500%, 03/15/38	6,458
9,463	Series 3424, Class PI, IF, IO, 6.551%, 04/15/38	1,403
10,813	Series 3430, Class AI, IO, 1.417%, 09/15/12	52
495	Series 3443, Class SY, IF, 9.000%, 03/15/37	534
14,500	Series 3453, Class B, 5.500%, 05/15/38	15,873
6,554	Series 3455, Class SE, IF, IO, 5.951%, 06/15/38	917
2,553	Series 3461, Class LZ, 6.000%, 06/15/38	2,887
7,472	Series 3461, Class Z, 6.000%, 06/15/38	8,887
12,143	Series 3481, Class SJ, IF, IO, 5.601%, 08/15/38	1,624
7,500	Series 3493, Class LA, 4.000%, 10/15/23	8,152
6,500	Series 3501, Class CB, 5.500%, 01/15/39	7,115
9,923	Series 3505, Class SA, IF, IO, 5.752%, 01/15/39	1,250
2,711	Series 3510, Class OD, PO, 02/15/37	2,562
9,609	Series 3511, Class SA, IF, IO, 5.752%, 02/15/39	1,215
2,056	Series 3515, Class PI, IO, 5.500%, 07/15/37	236
2,605	Series 3523, Class SD, IF, 18.979%, 06/15/36	3,469
14,119	Series 3531, Class SA, IF, IO, 6.051%, 05/15/39	1,715
9,739	Series 3531, Class SM, IF, IO, 5.852%, 05/15/39	1,330
3,351	Series 3546, Class A, VAR, 5.345%, 02/15/39	3,571
11,027	Series 3549, Class FA, VAR, 1.449%, 07/15/39	11,091
4,842	Series 3564, Class JA, 4.000%, 01/15/18	5,114
5,750	Series 3607, Class AO, PO, 04/15/36	5,262
10,538	Series 3607, Class BO, PO, 04/15/36	9,644
4,440	Series 3607, Class EO, PO, 02/15/33	4,344
6,812	Series 3607, Class OP, PO, 07/15/37	6,336
12,031	Series 3607, Class PO, PO, 05/15/37	11,190
4,868	Series 3607, Class TO, PO, 10/15/39	4,581
15,240	Series 3608, Class SC, IF, IO, 6.001%, 12/15/39	2,125
9,966	Series 3611, Class PO, PO, 07/15/34	9,264
2,000	Series 3614, Class QB, 4.000%, 12/15/24	2,169
7,103	Series 3621, Class BO, PO, 01/15/40	6,739
4,600	Series 3632, Class BS, IF, 16.672%, 02/15/40	7,468
2,888	Series 3645, Class KZ, 5.500%, 08/15/36	3,306
6,800	Series 3654, Class DC, 5.000%, 04/15/30	7,727
4,039	Series 3654, Class VB, 5.500%, 10/15/27	4,625
3,766	Series 3659, Class VE, 5.000%, 03/15/26	4,204

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
11,677	Series 3666, Class VA, 5.500%, 12/15/22	12,946
23,930	Series 3680, Class MA, 4.500%, 07/15/39	25,949
7,000	Series 3684, Class CY, 4.500%, 06/15/25	7,796
17,873	Series 3687, Class MA, 4.500%, 02/15/37	19,121
7,927	Series 3688, Class CU, VAR, 6.801%, 11/15/21	9,130
29,530	Series 3688, Class GT, VAR, 7.158%, 11/15/46	34,887
79,456	Series 3704, Class CT, 7.000%, 12/15/36	93,255
35,497	Series 3704, Class DT, 7.500%, 11/15/36	41,529
32,989	Series 3704, Class ET, 7.500%, 12/15/36	37,924
21,660	Series 3740, Class SB, IF, IO, 5.752%, 10/15/40	4,288
22,161	Series 3740, Class SC, IF, IO, 5.752%, 10/15/40	4,391
50,068	Series 3747, Class HI, IO, 4.500%, 07/15/37	6,754
28,874	Series 3756, Class IP, IO, 4.000%, 08/15/35	2,010
38,720	Series 3759, Class HI, IO, 4.000%, 08/15/37	4,358
32,138	Series 3760, Class GI, IO, 4.000%, 10/15/37	3,137
23,010	Series 3760, Class NI, IO, 4.000%, 10/15/37	2,236
18,119	Series 3779, Class IH, IO, 4.000%, 11/15/34	1,798
14,618	Series 3795, Class EI, IO, 5.000%, 10/15/39	2,202
7,003	Series 3798, Class BF, VAR, 0.549%, 06/15/24	7,003
11,669	Series 3800, Class AI, IO, 4.000%, 11/15/29	1,149
66,964	Series 3802, Class LS, IF, IO, 4.270%, 01/15/40	3,386
33,398	Series 3804, Class FN, VAR, 0.698%, 03/15/39	33,424
31,692	Series 3819, Class ZQ, 6.000%, 04/15/36	36,907
9,729	Series 3852, Class QN, IF, 5.500%, 05/15/41	11,113
24,202	Series 3852, Class TP, IF, 5.500%, 05/15/41	28,086
8,536	Series 3860, Class PZ, 5.000%, 05/15/41	9,916
8,733	Series 3895, Class WA, VAR, 5.702%, 10/15/38	9,748
9,200	Series 3920, Class LP, 5.000%, 01/15/34	10,319
29,378	Series 3925, Class FL, VAR, 0.698%, 01/15/41	29,326
25,552	Series 3957, Class B, 4.000%, 11/15/41	27,151
10,888	Series 3966, Class NA, 4.000%, 12/15/41	11,585
14,604	Series R006, Class ZA, 6.000%, 04/15/36	17,007
19,751	Series R007, Class ZA, 6.000%, 05/15/36	23,171
	Federal Home Loan Mortgage Corp. STRIPS,
6	Series 134, Class B, IO, 9.000%, 04/01/22	1
3,985	Series 197, Class PO, PO, 04/01/28	3,677
11,144	Series 233, Class 11, IO, 5.000%, 09/15/35	1,376

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	33

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,024	Series 233, Class 12, IO, 5.000%, 09/15/35	1,120
17,549	Series 233, Class 13, IO, 5.000%, 09/15/35	2,160
51,388	Series 239, Class S30, IF, IO, 7.451%, 08/15/36	7,728
5,072	Series 243, Class 16, IO, 4.500%, 11/15/20	448
3,241	Series 243, Class 17, IO, 4.500%, 12/15/20	294
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,248	Series T-41, Class 3A, VAR, 6.987%, 07/25/32	1,436
5,197	Series T-42, Class A5, 7.500%, 02/25/42	6,256
3,685	Series T-48, Class 1A, VAR, 6.294%, 07/25/33	4,163
803	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	949
4,862	Series T-54, Class 2A, 6.500%, 02/25/43	5,427
1,686	Series T-54, Class 3A, 7.000%, 02/25/43	1,971
11,895	Series T-56, Class A5, 5.231%, 05/25/43	12,954
1,341	Series T-57, Class 1A3, 7.500%, 07/25/43	1,547
510	Series T-57, Class 1AP, PO, 07/25/43	371
6,650	Series T-58, Class 4A, 7.500%, 09/25/43	7,818
622	Series T-58, Class APO, PO, 09/25/43	517
6,468	Series T-59, Class 1A2, 7.000%, 10/25/43	7,336
705	Series T-59, Class 1AP, PO, 10/25/43	501
32,358	Series T-76, Class 2A, VAR, 4.749%, 10/25/37	33,148
	Federal National Mortgage Association - ACES,
21,500	Series 2010-M1, Class A2, 4.450%, 09/25/19	23,883
8,000	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	8,851
6,910	Series 2010-M7, Class A2, 3.655%, 11/25/20	7,411
10,000	Series 2011-M1, Class A3, 3.763%, 06/25/21	10,724
8,664	Series 2011-M2, Class A2, 3.645%, 07/25/21	9,316
58,500	Series 2011-M2, Class A3, 3.764%, 07/25/21	63,565
32,200	Series 2011-M4, Class A2, 3.726%, 06/25/21	34,878
6,845	Series 2011-M8, Class A2, 2.922%, 08/25/21	7,017
	Federal National Mortgage Association Grantor Trust,
2,331	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	2,638

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
2,810		Series 2001-T10, Class A2, 7.500%, 12/25/41	3,254
2,678		Series 2001-T3, Class A1, 7.500%, 11/25/40	3,138
3,044		Series 2002-T16, Class A2, 7.000%, 07/25/42	3,557
917		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,035
6,731		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	7,970
3,665		Series 2004-T2, Class 2A, VAR, 3.459%, 07/25/43	3,915
9,387		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	10,869
3,704		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	4,281
971		Series 2004-T3, Class PT1, VAR, 8.102%, 01/25/44	1,131
		Federal National Mortgage Association REMICS,
17		Series 1988-7, Class Z, 9.250%, 04/25/18	20
75		Series 1989-70, Class G, 8.000%, 10/25/19	86
28		Series 1989-78, Class H, 9.400%, 11/25/19	32
32		Series 1989-83, Class H, 8.500%, 11/25/19	37
31		Series 1989-89, Class H, 9.000%, 11/25/19	37
19		Series 1990-1, Class D, 8.800%, 01/25/20	22
9		Series 1990-7, Class B, 8.500%, 01/25/20	10
10		Series 1990-60, Class K, 5.500%, 06/25/20	11
17		Series 1990-63, Class H, 9.500%, 06/25/20	19
12		Series 1990-93, Class G, 5.500%, 08/25/20	13
—	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	6
86		Series 1990-102, Class J, 6.500%, 08/25/20	95
67		Series 1990-120, Class H, 9.000%, 10/25/20	78
10		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	15
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	9
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
20		Series 1991-24, Class Z, 5.000%, 03/25/21	22
21		Series 1991-42, Class S, IF, 17.238%, 05/25/21	29
2		Series 1992-101, Class J, 7.500%, 06/25/22	2
570		Series 1992-117, Class MA, 8.000%, 07/25/22	662

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
95	Series 1992-136, Class PK, 6.000%, 08/25/22	106
105	Series 1992-143, Class MA, 5.500%, 09/25/22	117
656	Series 1992-150, Class M, 8.000%, 09/25/22	760
234	Series 1992-163, Class M, 7.750%, 09/25/22	273
328	Series 1992-188, Class PZ, 7.500%, 10/25/22	380
159	Series 1993-21, Class KA, 7.700%, 03/25/23	185
404	Series 1993-25, Class J, 7.500%, 03/25/23	470
62	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	90
978	Series 1993-37, Class PX, 7.000%, 03/25/23	1,124
347	Series 1993-54, Class Z, 7.000%, 04/25/23	399
3,912	Series 1993-56, Class PZ, 7.000%, 05/25/23	4,522
167	Series 1993-62, Class SA, IF, 17.684%, 04/25/23	246
2,018	Series 1993-99, Class Z, 7.000%, 07/25/23	2,299
93	Series 1993-122, Class M, 6.500%, 07/25/23	105
1,908	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	2,180
2,962	Series 1993-141, Class Z, 7.000%, 08/25/23	3,375
86	Series 1993-165, Class SD, IF, 12.266%, 09/25/23	109
108	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	137
14	Series 1993-167, Class GA, 7.000%, 09/25/23	14
155	Series 1993-178, Class PK, 6.500%, 09/25/23	175
72	Series 1993-179, Class SB, HB, IF, 24.408%, 10/25/23	121
48	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	59
2,853	Series 1993-183, Class KA, 6.500%, 10/25/23	3,202
1,164	Series 1993-189, Class PL, 6.500%, 10/25/23	1,307
190	Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	191
137	Series 1993-205, Class H, PO, 09/25/23	130
98	Series 1993-220, Class SG, IF, 15.500%, 11/25/13	108
69	Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	79

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
213	Series 1993-225, Class UB, 6.500%, 12/25/23	233
61	Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	61
202	Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	206
247	Series 1993-247, Class SA, HB, IF, 25.603%, 12/25/23	412
94	Series 1993-247, Class SU, IF, 11.729%, 12/25/23	110
702	Series 1993-250, Class Z, 7.000%, 12/25/23	743
734	Series 1993-257, Class C, PO, 06/25/23	733
15	Series 1994-9, Class E, PO, 11/25/23	15
811	Series 1994-37, Class L, 6.500%, 03/25/24	932
3,877	Series 1994-40, Class Z, 6.500%, 03/25/24	4,369
5,986	Series 1994-62, Class PK, 7.000%, 04/25/24	6,982
2,731	Series 1994-63, Class PK, 7.000%, 04/25/24	3,067
121	Series 1995-2, Class Z, 8.500%, 01/25/25	141
373	Series 1995-19, Class Z, 6.500%, 11/25/23	444
1,468	Series 1996-14, Class SE, IF, IO, 8.740%, 08/25/23	319
57	Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	58
1,169	Series 1996-48, Class Z, 7.000%, 11/25/26	1,362
150	Series 1996-59, Class J, 6.500%, 08/25/22	168
99	Series 1996-59, Class K, 6.500%, 07/25/23	101
332	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	14
1,137	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	53
242	Series 1997-27, Class J, 7.500%, 04/18/27	272
262	Series 1997-29, Class J, 7.500%, 04/20/27	297
799	Series 1997-32, Class PG, 6.500%, 04/25/27	922
1,025	Series 1997-39, Class PD, 7.500%, 05/20/27	1,195
153	Series 1997-42, Class EN, 7.250%, 07/18/27	157
83	Series 1997-42, Class ZC, 6.500%, 07/18/27	94
1,379	Series 1997-61, Class ZC, 7.000%, 02/25/23	1,565
376	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	63
39	Series 1998-4, Class C, PO, 04/25/23	37
882	Series 1998-36, Class ZB, 6.000%, 07/18/28	966
283	Series 1998-43, Class SA, IF, IO, 19.010%, 04/25/23	132
430	Series 1998-66, Class SB, IF, IO, 7.906%, 12/25/28	87

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	35

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
270	Series 1999-17, Class C, 6.350%, 04/25/29	308
1,607	Series 1999-18, Class Z, 5.500%, 04/18/29	1,761
447	Series 1999-38, Class SK, IF, IO, 7.806%, 08/25/23	63
134	Series 1999-52, Class NS, HB, IF, 22.697%, 10/25/23	216
356	Series 1999-62, Class PB, 7.500%, 12/18/29	422
1,909	Series 2000-2, Class ZE, 7.500%, 02/25/30	2,261
530	Series 2000-20, Class SA, IF, IO, 8.856%, 07/25/30	146
85	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	20
660	Series 2001-4, Class PC, 7.000%, 03/25/21	718
232	Series 2001-5, Class OW, 6.000%, 03/25/16	239
304	Series 2001-7, Class PF, 7.000%, 03/25/31	359
686	Series 2001-7, Class PR, 6.000%, 03/25/16	711
671	Series 2001-10, Class PR, 6.000%, 04/25/16	694
804	Series 2001-30, Class PM, 7.000%, 07/25/31	950
1,899	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	424
1,476	Series 2001-36, Class DE, 7.000%, 08/25/31	1,745
1,851	Series 2001-44, Class MY, 7.000%, 09/25/31	2,187
538	Series 2001-44, Class PD, 7.000%, 09/25/31	636
345	Series 2001-44, Class PU, 7.000%, 09/25/31	408
4,450	Series 2001-48, Class Z, 6.500%, 09/25/21	4,946
496	Series 2001-49, Class Z, 6.500%, 09/25/31	567
237	Series 2001-52, Class KB, 6.500%, 10/25/31	271
583	Series 2001-52, Class XN, 6.500%, 11/25/15	622
3,848	Series 2001-60, Class PX, 6.000%, 11/25/31	4,340
1,088	Series 2001-60, Class QS, HB, IF, 23.646%, 09/25/31	1,858
2,746	Series 2001-61, Class Z, 7.000%, 11/25/31	3,246
726	Series 2001-71, Class MB, 6.000%, 12/25/16	776
1,281	Series 2001-71, Class QE, 6.000%, 12/25/16	1,366
169	Series 2001-72, Class SX, IF, 16.898%, 12/25/31	251
4,092	Series 2001-74, Class MB, 6.000%, 12/25/16	4,372
140	Series 2001-81, Class LO, PO, 01/25/32	135
1,332	Series 2002-1, Class G, 7.000%, 07/25/23	1,541
671	Series 2002-1, Class HC, 6.500%, 02/25/22	717

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
476	Series 2002-1, Class SA, HB, IF, 24.395%, 02/25/32	835
202	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	331
1,080	Series 2002-2, Class UC, 6.000%, 02/25/17	1,156
2,823	Series 2002-3, Class OG, 6.000%, 02/25/17	3,011
2,840	Series 2002-5, Class PK, 6.000%, 02/25/22	3,241
494	Series 2002-7, Class OG, 6.000%, 03/25/17	527
1,641	Series 2002-7, Class TG, 6.000%, 03/25/17	1,749
525	Series 2002-11, Class QG, 5.500%, 03/25/17	558
2,501	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	110
42	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	50
8,492	Series 2002-15, Class ZA, 6.000%, 04/25/32	9,532
2,668	Series 2002-16, Class PG, 6.000%, 04/25/17	2,889
2,751	Series 2002-18, Class PC, 5.500%, 04/25/17	2,843
499	Series 2002-19, Class PE, 6.000%, 04/25/17	532
109	Series 2002-21, Class LO, PO, 04/25/32	100
1,503	Series 2002-21, Class PE, 6.500%, 04/25/32	1,672
1,937	Series 2002-24, Class AJ, 6.000%, 04/25/17	2,105
2,828	Series 2002-28, Class PK, 6.500%, 05/25/32	3,233
998	Series 2002-31, Class S, IF, 18.734%, 05/25/17	1,275
1,271	Series 2002-37, Class Z, 6.500%, 06/25/32	1,401
5,847	Series 2002-38, Class QE, 6.000%, 06/25/17	6,232
769	Series 2002-42, Class C, 6.000%, 07/25/17	827
3,353	Series 2002-48, Class GH, 6.500%, 08/25/32	3,738
5,000	Series 2002-54, Class PG, 6.000%, 09/25/22	5,530
379	Series 2002-55, Class QE, 5.500%, 09/25/17	407
5,417	Series 2002-56, Class UC, 5.500%, 09/25/17	5,824
2,152	Series 2002-57, Class AE, 5.500%, 09/25/17	2,309
513	Series 2002-63, Class KC, 5.000%, 10/25/17	547
679	Series 2002-71, Class AP, 5.000%, 11/25/32	761
4,639	Series 2002-71, Class KM, 5.000%, 11/25/17	4,948
712	Series 2002-77, Class S, IF, 14.036%, 12/25/32	881
12,425	Series 2002-78, Class Z, 5.500%, 12/25/32	13,840
4,704	Series 2002-81, Class JO, PO, 04/25/32	4,667
1,615	Series 2002-83, Class CS, 6.881%, 08/25/23	1,858
1,743	Series 2002-84, Class VB, 5.500%, 04/25/15	1,813

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,296	Series 2002-90, Class A1, 6.500%, 06/25/42	1,510
111	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	3
5,256	Series 2002-94, Class BK, 5.500%, 01/25/18	5,644
1,091	Series 2003-9, Class NZ, 6.500%, 02/25/33	1,246
1,404	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	237
5,000	Series 2003-17, Class EQ, 5.500%, 03/25/23	5,724
4,550	Series 2003-22, Class UD, 4.000%, 04/25/33	4,949
8,000	Series 2003-23, Class EQ, 5.500%, 04/25/23	9,133
3,048	Series 2003-23, Class PG, 5.500%, 01/25/32	3,124
316	Series 2003-27, Class DW, 4.500%, 04/25/17	320
1,349	Series 2003-32, Class KC, 5.000%, 05/25/18	1,445
5,065	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	1,025
2,325	Series 2003-34, Class AX, 6.000%, 05/25/33	2,615
2,256	Series 2003-34, Class ED, 6.000%, 05/25/33	2,712
640	Series 2003-34, Class GB, 6.000%, 03/25/33	746
1,199	Series 2003-34, Class GE, 6.000%, 05/25/33	1,442
615	Series 2003-35, Class EA, PO, 05/25/33	589
587	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	105
1,960	Series 2003-39, Class LW, 5.500%, 05/25/23	2,222
2,800	Series 2003-41, Class PE, 5.500%, 05/25/23	3,133
987	Series 2003-42, Class GB, 4.000%, 05/25/33	1,057
573	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	27
2,715	Series 2003-47, Class PE, 5.750%, 06/25/33	3,138
999	Series 2003-52, Class SX, HB, IF, 22.218%, 10/25/31	1,642
3,285	Series 2003-56, Class AZ, 5.500%, 08/25/31	3,371
1,685	Series 2003-64, Class SX, IF, 13.081%, 07/25/33	2,104
5,000	Series 2003-67, Class TJ, 4.750%, 07/25/18	5,426
5	Series 2003-67, Class VQ, 7.000%, 01/25/19	5
94	Series 2003-68, Class QP, 3.000%, 07/25/22	95
3,251	Series 2003-71, Class DS, IF, 7.110%, 08/25/33	3,180
14,259	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	2,092

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
5,000	Series 2003-73, Class HC, 5.500%, 08/25/33	5,751
1,582	Series 2003-73, Class HF, VAR, 0.694%, 01/25/31	1,583
349	Series 2003-74, Class SH, IF, 9.731%, 08/25/33	385
1,957	Series 2003-76, Class SH, IF, 13.712%, 09/25/31	2,242
4,473	Series 2003-80, Class SY, IF, IO, 7.406%, 06/25/23	549
6,199	Series 2003-81, Class HC, 4.750%, 09/25/18	6,627
1,580	Series 2003-81, Class LC, 4.500%, 09/25/18	1,695
1,866	Series 2003-82, Class VB, 5.500%, 08/25/33	2,049
6,907	Series 2003-83, Class PG, 5.000%, 06/25/23	7,376
1,099	Series 2003-91, Class SD, IF, 12.093%, 09/25/33	1,243
290	Series 2003-92, Class GA, 4.500%, 09/25/18	291
21	Series 2003-92, Class SH, IF, 9.201%, 09/25/18	21
19,044	Series 2003-105, Class AZ, 5.500%, 10/25/33	21,805
5,691	Series 2003-116, Class SB, IF, IO, 7.356%, 11/25/33	1,089
5,361	Series 2003-117, Class JB, 3.500%, 06/25/33	5,610
2,240	Series 2003-122, Class TE, 5.000%, 12/25/22	2,371
561	Series 2003-128, Class KE, 4.500%, 01/25/14	575
3,300	Series 2003-128, Class NG, 4.000%, 01/25/19	3,526
1,908	Series 2003-130, Class CS, IF, 13.612%, 12/25/33	2,302
938	Series 2003-130, Class SX, IF, 11.154%, 01/25/34	1,051
960	Series 2003-131, Class SK, IF, 15.712%, 01/25/34	1,226
479	Series 2003-132, Class OA, PO, 08/25/33	451
5,895	Series 2004-3, Class BE, 4.000%, 02/25/19	6,301
3,773	Series 2004-4, Class QI, IF, IO, 6.856%, 06/25/33	583
2,806	Series 2004-4, Class QM, IF, 13.712%, 06/25/33	3,448
2,484	Series 2004-10, Class SC, HB, IF, 27.624%, 02/25/34	3,586
768	Series 2004-14, Class SD, IF, 8.709%, 03/25/34	769

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	37

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,433	Series 2004-17, Class H, 5.500%, 04/25/34	5,019
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,071
1,113	Series 2004-21, Class CO, PO, 04/25/34	1,081
297	Series 2004-22, Class A, 4.000%, 04/25/19	300
3,275	Series 2004-25, Class PC, 5.500%, 01/25/34	3,704
3,692	Series 2004-25, Class SA, IF, 18.854%, 04/25/34	5,256
8,100	Series 2004-27, Class HB, 4.000%, 05/25/19	8,693
6,197	Series 2004-28, Class PF, VAR, 0.644%, 03/25/34	6,200
9,638	Series 2004-36, Class FA, VAR, 0.644%, 05/25/34	9,641
2,157	Series 2004-36, Class PC, 5.500%, 02/25/34	2,444
4,121	Series 2004-36, Class SA, IF, 18.854%, 05/25/34	5,820
1,482	Series 2004-36, Class SN, IF, 13.712%, 07/25/33	1,719
6,756	Series 2004-46, Class EP, PO, 03/25/34	6,456
2,171	Series 2004-46, Class HS, IF, IO, 5.756%, 05/25/30	65
996	Series 2004-46, Class QB, HB, IF, 23.024%, 05/25/34	1,468
864	Series 2004-46, Class SK, IF, 15.829%, 05/25/34	1,113
9,138	Series 2004-50, Class VZ, 5.500%, 07/25/34	10,634
957	Series 2004-51, Class SY, IF, 13.752%, 07/25/34	1,194
1,078	Series 2004-53, Class NC, 5.500%, 07/25/24	1,153
867	Series 2004-59, Class BG, PO, 12/25/32	825
465	Series 2004-61, Class CO, PO, 10/25/31	464
257	Series 2004-61, Class SH, HB, IF, 23.012%, 11/25/32	410
772	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	880
5,000	Series 2004-65, Class EY, 5.500%, 08/25/24	5,635
12,000	Series 2004-72, Class CB, 4.000%, 09/25/19	12,890
903	Series 2004-74, Class SW, IF, 15.009%, 11/25/31	1,222
2,064	Series 2004-76, Class CL, 4.000%, 10/25/19	2,187
3,630	Series 2004-79, Class S, IF, 19.129%, 08/25/32	4,981
1,218	Series 2004-79, Class SP, IF, 19.129%, 11/25/34	1,684
1,815	Series 2004-81, Class AC, 4.000%, 11/25/19	1,922
9,600	Series 2004-81, Class JG, 5.000%, 11/25/24	10,730

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
671	Series 2004-89, Class EA, IF, 12.776%, 01/25/34	766
1,285	Series 2004-92, Class BX, 5.500%, 09/25/34	1,428
83	Series 2004-92, Class JO, PO, 12/25/34	82
2,120	Series 2004-101, Class HD, 5.000%, 01/25/20	2,342
764	Series 2005-14, Class BA, 4.500%, 04/25/19	781
5,600	Series 2005-16, Class LE, 5.500%, 07/25/33	6,159
4,239	Series 2005-25, Class PF, VAR, 0.594%, 04/25/35	4,229
393	Series 2005-27, Class TH, 5.500%, 07/25/31	401
825	Series 2005-42, Class PS, IF, 16.390%, 05/25/35	1,121
471	Series 2005-45, Class BG, 4.500%, 06/25/25	475
274	Series 2005-52, Class PA, 6.500%, 06/25/35	298
3,816	Series 2005-56, Class S, IF, IO, 6.466%, 07/25/35	613
1,868	Series 2005-56, Class TP, IF, 17.418%, 08/25/33	2,600
1,247	Series 2005-57, Class CD, HB, IF, 24.210%, 01/25/35	1,836
348	Series 2005-57, Class DC, HB, IF, 20.982%, 12/25/34	447
6,213	Series 2005-57, Class EG, VAR, 0.544%, 03/25/35	6,201
1,000	Series 2005-59, Class SU, HB, IF, 24.280%, 06/25/35	1,779
1,103	Series 2005-66, Class SG, IF, 16.765%, 07/25/35	1,548
8,500	Series 2005-67, Class EY, 5.500%, 08/25/25	9,360
1,500	Series 2005-68, Class BC, 5.250%, 06/25/35	1,658
5,497	Series 2005-68, Class PG, 5.500%, 08/25/35	6,251
2,500	Series 2005-68, Class UC, 5.000%, 06/25/35	2,751
5,750	Series 2005-72, Class SB, IF, 16.265%, 08/25/35	7,558
1,680	Series 2005-73, Class PS, IF, 16.090%, 08/25/35	2,354
9,804	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,088
1,436	Series 2005-74, Class CP, HB, IF, 23.855%, 05/25/35	2,290
6,259	Series 2005-74, Class CS, IF, 19.349%, 05/25/35	8,890
4,303	Series 2005-74, Class SK, IF, 19.459%, 05/25/35	6,126
907	Series 2005-75, Class SV, HB, IF, 23.224%, 09/25/35	1,391

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,576	Series 2005-84, Class XM, 5.750%, 10/25/35	7,447
2,218	Series 2005-90, Class ES, IF, 16.265%, 10/25/35	3,139
1,316	Series 2005-90, Class PO, PO, 09/25/35	1,256
5,292	Series 2005-93, Class MF, VAR, 0.494%, 08/25/34	5,271
11,471	Series 2005-106, Class US, HB, IF, 23.672%, 11/25/35	18,584
3,032	Series 2005-109, Class PB, 6.000%, 01/25/34	3,127
1,000	Series 2005-109, Class PC, 6.000%, 12/25/35	1,169
10,025	Series 2005-110, Class GJ, 5.500%, 11/25/30	10,348
17,500	Series 2005-110, Class GK, 5.500%, 08/25/34	19,375
5,659	Series 2005-110, Class GL, 5.500%, 12/25/35	6,669
1,757	Series 2005-110, Class MJ, 5.500%, 01/25/33	1,820
2,840	Series 2005-110, Class MN, 5.500%, 06/25/35	3,250
1,098	Series 2005-116, Class PB, 6.000%, 04/25/34	1,181
21,979	Series 2005-118, Class PN, 6.000%, 01/25/32	22,844
3,350	Series 2005-121, Class DX, 5.500%, 01/25/26	3,772
4,104	Series 2005-123, Class FG, VAR, 0.694%, 07/25/34	4,097
4,000	Series 2006-7, Class TC, 6.000%, 09/25/33	4,137
6,950	Series 2006-8, Class JZ, 5.500%, 03/25/36	8,039
1,128	Series 2006-11, Class PS, HB, IF, 23.672%, 03/25/36	1,672
6,950	Series 2006-12, Class BZ, 5.500%, 03/25/36	8,003
1,793	Series 2006-15, Class OT, PO, 01/25/36	1,735
3,908	Series 2006-16, Class FC, VAR, 0.544%, 03/25/36	3,900
6,950	Series 2006-16, Class HZ, 5.500%, 03/25/36	7,848
932	Series 2006-16, Class OA, PO, 03/25/36	890
2,231	Series 2006-22, Class AO, PO, 04/25/36	2,099
3,082	Series 2006-23, Class FK, VAR, 0.494%, 04/25/36	3,065
1,666	Series 2006-23, Class KO, PO, 04/25/36	1,594
4,395	Series 2006-27, Class OH, PO, 04/25/36	4,128
979	Series 2006-33, Class LS, HB, IF, 29.052%, 05/25/36	1,701

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
17,000	Series 2006-35, Class GD, 6.000%, 12/25/34	18,598
2,000	Series 2006-39, Class WC, 5.500%, 01/25/36	2,268
1,871	Series 2006-42, Class CF, VAR, 0.694%, 06/25/36	1,872
3,558	Series 2006-43, Class DO, PO, 06/25/36	3,391
1,228	Series 2006-43, Class PO, PO, 06/25/36	1,168
3,196	Series 2006-43, Class VB, 6.500%, 10/25/17	3,276
11,655	Series 2006-44, Class FP, VAR, 0.644%, 06/25/36	11,648
2,193	Series 2006-44, Class GO, PO, 06/25/36	2,059
6,511	Series 2006-44, Class P, PO, 12/25/33	6,207
2,846	Series 2006-46, Class FW, VAR, 0.644%, 06/25/36	2,844
455	Series 2006-46, Class SW, HB, IF, 23.305%, 06/25/36	670
2,000	Series 2006-46, Class UC, 5.500%, 12/25/35	2,265
7,800	Series 2006-50, Class JO, PO, 06/25/36	7,434
10,656	Series 2006-50, Class PS, PO, 06/25/36	10,154
10,412	Series 2006-53, Class US, IF, IO, 6.336%, 06/25/36	1,393
16,768	Series 2006-56, Class FC, VAR, 0.534%, 07/25/36	16,717
6,217	Series 2006-56, Class PF, VAR, 0.594%, 07/25/36	6,211
836	Series 2006-58, Class AP, PO, 07/25/36	768
2,185	Series 2006-58, Class FL, VAR, 0.704%, 07/25/36	2,186
7,507	Series 2006-58, Class IG, IF, IO, 6.276%, 07/25/36	1,133
1,351	Series 2006-58, Class PO, PO, 07/25/36	1,273
43	Series 2006-59, Class CO, PO, 08/25/35	43
3,567	Series 2006-59, Class QO, PO, 01/25/33	3,463
1,007	Series 2006-60, Class AK, HB, IF, 27.824%, 07/25/36	1,676
5,605	Series 2006-60, Class DO, PO, 04/25/35	5,267
1,078	Series 2006-62, Class PS, HB, IF, 38.436%, 07/25/36	1,907
10,107	Series 2006-63, Class ZH, 6.500%, 07/25/36	11,909
2,577	Series 2006-65, Class QO, PO, 07/25/36	2,420
1,718	Series 2006-66, Class NV, 6.500%, 02/25/24	1,759
16,063	Series 2006-71, Class ZL, 6.000%, 07/25/36	18,862
4,510	Series 2006-72, Class GO, PO, 08/25/36	4,264

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	39

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,271	Series 2006-72, Class TO, PO, 08/25/36	1,206
9,597	Series 2006-77, Class PC, 6.500%, 08/25/36	10,912
2,872	Series 2006-78, Class BZ, 6.500%, 08/25/36	3,366
8,020	Series 2006-79, Class DF, VAR, 0.594%, 08/25/36	8,008
1,899	Series 2006-79, Class DO, PO, 08/25/36	1,801
1,731	Series 2006-79, Class OP, PO, 08/25/36	1,596
1,428	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,683
1,936	Series 2006-86, Class OB, PO, 09/25/36	1,830
1,807	Series 2006-90, Class AO, PO, 09/25/36	1,759
1,008	Series 2006-94, Class GK, HB, IF, 32.030%, 10/25/26	1,801
1,675	Series 2006-95, Class SG, HB, IF, 25.224%, 10/25/36	2,546
4,700	Series 2006-102, Class MD, 6.000%, 01/25/35	5,114
519	Series 2006-109, Class PO, PO, 11/25/36	492
5,320	Series 2006-110, Class PO, PO, 11/25/36	5,047
1,818	Series 2006-111, Class EO, PO, 11/25/36	1,726
2,730	Series 2006-113, Class PO, PO, 07/25/36	2,610
458	Series 2006-115, Class ES, HB, IF, 25.584%, 12/25/36	733
1,689	Series 2006-115, Class OK, PO, 12/25/36	1,607
13,031	Series 2006-117, Class GS, IF, IO, 6.406%, 12/25/36	2,289
4,341	Series 2006-118, Class A1, VAR, 0.304%, 12/25/36	4,293
14,268	Series 2006-118, Class A2, VAR, 0.304%, 12/25/36	13,578
1,741	Series 2006-119, Class PO, PO, 12/25/36	1,670
1,300	Series 2006-128, Class BP, 5.500%, 01/25/37	1,551
1,277	Series 2006-128, Class PO, PO, 01/25/37	1,200
5,589	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	838
724	Series 2007-1, Class SD, HB, IF, 37.536%, 02/25/37	1,172
192	Series 2007-2, Class FA, VAR, 0.444%, 02/25/37	191
1,760	Series 2007-2, Class HF, VAR, 0.594%, 08/25/36	1,757
5,478	Series 2007-7, Class SG, IF, IO, 6.256%, 08/25/36	835
6,713	Series 2007-10, Class FD, VAR, 0.494%, 02/25/37	6,682
22,878	Series 2007-14, Class ES, IF, IO, 6.196%, 03/25/37	3,283

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,184	Series 2007-14, Class OP, PO, 03/25/37	2,056
5,047	Series 2007-14, Class QD, 5.500%, 11/25/35	5,527
1,723	Series 2007-15, Class NO, PO, 03/25/22	1,646
12,766	Series 2007-16, Class FC, VAR, 0.994%, 03/25/37	12,732
2,698	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,220
1,625	Series 2007-22, Class SC, IF, IO, 5.836%, 03/25/37	240
1,750	Series 2007-24, Class GW, 5.500%, 03/25/29	1,898
4,706	Series 2007-28, Class EO, PO, 04/25/37	4,344
3,728	Series 2007-29, Class SG, HB, IF, 21.853%, 04/25/37	5,920
12,803	Series 2007-35, Class SI, IF, IO, 5.856%, 04/25/37	1,768
1,819	Series 2007-42, Class AO, PO, 05/25/37	1,734
11,000	Series 2007-42, Class B, 6.000%, 05/25/37	12,800
4,778	Series 2007-43, Class FL, VAR, 0.544%, 05/25/37	4,761
815	Series 2007-47, Class PC, 5.000%, 07/25/33	827
19,807	Series 2007-53, Class SH, IF, IO, 5.856%, 06/25/37	2,850
27,402	Series 2007-54, Class FA, VAR, 0.644%, 06/25/37	27,394
4,064	Series 2007-54, Class WI, IF, IO, 5.856%, 06/25/37	573
35,683	Series 2007-60, Class AX, IF, IO, 6.906%, 07/25/37	6,345
2,812	Series 2007-62, Class SE, IF, 15.890%, 07/25/37	3,856
4,330	Series 2007-64, Class FB, VAR, 0.614%, 07/25/37	4,330
28,017	Series 2007-65, Class KI, IF, IO, 6.376%, 07/25/37	4,165
74	Series 2007-65, Class PA, 6.000%, 03/25/31	74
5,518	Series 2007-67, Class PO, PO, 07/25/37	5,188
3,876	Series 2007-70, Class Z, 5.500%, 07/25/37	4,456
36,038	Series 2007-72, Class EK, IF, IO, 6.156%, 07/25/37	5,475
1,245	Series 2007-75, Class EO, PO, 01/25/36	1,219
5,787	Series 2007-76, Class AZ, 5.500%, 08/25/37	6,645
3,947	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,623
6,380	Series 2007-77, Class FG, VAR, 0.744%, 03/25/37	6,390
2,000	Series 2007-78, Class CB, 6.000%, 08/25/37	2,308

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,601	Series 2007-78, Class PE, 6.000%, 08/25/37	5,358
2,000	Series 2007-79, Class PC, 5.000%, 01/25/32	2,046
3,754	Series 2007-79, Class SB, HB, IF, 23.122%, 08/25/37	5,704
4,000	Series 2007-81, Class GE, 6.000%, 08/25/37	4,675
4,464	Series 2007-84, Class PG, 6.000%, 12/25/36	5,017
1,409	Series 2007-85, Class SL, IF, 15.540%, 09/25/37	1,960
9,078	Series 2007-88, Class VI, IF, IO, 6.296%, 09/25/37	1,554
9,116	Series 2007-91, Class ES, IF, IO, 6.216%, 10/25/37	1,435
2,636	Series 2007-92, Class YA, 6.500%, 06/25/37	2,975
4,393	Series 2007-92, Class YS, IF, IO, 5.536%, 06/25/37	631
3,237	Series 2007-97, Class FC, VAR, 0.744%, 07/25/37	3,242
6,558	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	1,212
60	Series 2007-97, Class MS, IF, 14.219%, 12/25/31	60
2,048	Series 2007-98, Class FB, VAR, 0.694%, 06/25/37	2,004
3,184	Series 2007-98, Class VA, 6.000%, 11/25/17	3,338
16,869	Series 2007-100, Class SM, IF, IO, 6.206%, 10/25/37	2,461
60,142	Series 2007-101, Class A2, VAR, 0.494%, 06/27/36	60,029
4,649	Series 2007-106, Class A7, VAR, 5.955%, 10/25/37	5,177
8,614	Series 2007-108, Class AN, VAR, 8.559%, 11/25/37	10,601
2,082	Series 2007-108, Class SA, IF, IO, 6.116%, 12/25/37	272
21,637	Series 2007-109, Class AI, IF, IO, 6.156%, 12/25/37	3,199
6,180	Series 2007-112, Class MJ, 6.500%, 12/25/37	7,320
11,367	Series 2007-112, Class SA, IF, IO, 6.206%, 12/25/37	1,869
44,000	Series 2007-114, Class A6, VAR, 0.444%, 10/27/37	43,742
18,634	Series 2007-116, Class HI, IO, VAR, 6.078%, 01/25/38	1,301
414	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	50
20,462	Series 2008-1, Class BI, IF, IO, 5.666%, 02/25/38	2,803

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
21,719	Series 2008-4, Class SD, IF, IO, 5.756%, 02/25/38	2,783
5,188	Series 2008-10, Class XI, IF, IO, 5.986%, 03/25/38	755
9,137	Series 2008-16, Class IS, IF, IO, 5.956%, 03/25/38	1,262
1,971	Series 2008-18, Class SP, IF, 13.512%, 03/25/38	2,423
7,805	Series 2008-20, Class SA, IF, IO, 6.746%, 03/25/38	1,169
15,902	Series 2008-24, Class PF, VAR, 0.894%, 02/25/38	16,012
7,020	Series 2008-27, Class SN, IF, IO, 6.656%, 04/25/38	1,185
2,317	Series 2008-28, Class QS, IF, 19.968%, 04/25/38	3,310
10,689	Series 2008-32, Class SA, IF, IO, 6.606%, 04/25/38	1,629
28,534	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	388
1,797	Series 2008-42, Class AO, PO, 09/25/36	1,732
410	Series 2008-44, Class PO, PO, 05/25/38	389
8,197	Series 2008-46, Class HI, IO, VAR, 6.468%, 06/25/38	547
4,287	Series 2008-47, Class SI, IF, IO, 6.256%, 06/25/23	535
2,649	Series 2008-53, Class CA, 5.000%, 07/25/23	2,920
4,744	Series 2008-53, Class CI, IF, IO, 6.956%, 07/25/38	737
21,725	Series 2008-55, Class S, IF, IO, 7.356%, 07/25/28	3,452
4,766	Series 2008-56, Class AC, 5.000%, 07/25/38	5,299
447	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	14
1,500	Series 2008-60, Class JC, 5.000%, 07/25/38	1,646
2,778	Series 2008-61, Class BH, 4.500%, 07/25/23	3,072
3,778	Series 2008-61, Class CB, 5.000%, 07/25/23	4,282
143	Series 2008-66, Class GD, 6.000%, 06/25/30	146
6,097	Series 2008-76, Class GF, VAR, 0.894%, 09/25/23	6,160
16,379	Series 2008-80, Class SA, IF, IO, 5.606%, 09/25/38	2,246
8,108	Series 2008-81, Class SB, IF, IO, 5.606%, 09/25/38	1,156
1,205	Series 2009-4, Class BD, 4.500%, 02/25/39	1,295
10,291	Series 2009-6, Class GS, IF, IO, 6.306%, 02/25/39	1,637

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	41

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
6,097	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	618
8,000	Series 2009-11, Class NB, 5.000%, 03/25/29	9,025
7,526	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	658
12,929	Series 2009-17, Class QS, IF, IO, 6.406%, 03/25/39	1,771
2,973	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	284
4,000	Series 2009-19, Class PW, 4.500%, 10/25/36	4,369
860	Series 2009-47, Class MT, 7.000%, 07/25/39	984
7,655	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	1,078
10,000	Series 2009-59, Class HB, 5.000%, 08/25/39	11,323
25,634	Series 2009-60, Class HT, 6.000%, 08/25/39	28,709
812	Series 2009-63, Class P, 5.000%, 03/25/37	912
7,883	Series 2009-69, Class WA, VAR, 6.026%, 09/25/39	8,790
6,046	Series 2009-70, Class CO, PO, 01/25/37	5,743
13,750	Series 2009-84, Class WS, IF, IO, 5.656%, 10/25/39	1,755
26,209	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	3,756
29,986	Series 2009-86, Class OT, PO, 10/25/37	27,987
25,938	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	1,500
13,139	Series 2009-99, Class SC, IF, IO, 5.936%, 12/25/39	1,982
8,703	Series 2009-99, Class WA, VAR, 6.309%, 12/25/39	9,986
13,749	Series 2009-103, Class MB, VAR, 4.000%, 12/25/39	14,651
17,489	Series 2009-112, Class ST, IF, IO, 6.006%, 01/25/40	2,188
2,937	Series 2009-113, Class AO, PO, 01/25/40	2,797
2,789	Series 2010-1, Class WA, VAR, 6.153%, 02/25/40	3,202
8,192	Series 2010-14, Class FJ, VAR, 0.844%, 03/25/40	8,213
7,171	Series 2010-16, Class WA, VAR, 6.437%, 03/25/40	8,276
6,551	Series 2010-16, Class WB, VAR, 6.214%, 03/25/40	7,553
16,067	Series 2010-35, Class SB, IF, IO, 6.176%, 04/25/40	2,252

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,000	Series 2010-35, Class SJ, IF, 16.853%, 04/25/40	4,828
1,555	Series 2010-39, Class OT, PO, 10/25/35	1,477
6,470	Series 2010-40, Class FJ, VAR, 0.844%, 04/25/40	6,492
12,656	Series 2010-42, Class S, IF, IO, 6.156%, 05/25/40	1,711
2,134	Series 2010-45, Class BD, 4.500%, 11/25/38	2,317
2,604	Series 2010-47, Class AV, 5.000%, 05/25/21	2,886
15,762	Series 2010-49, Class SC, IF, 12.172%, 03/25/40	19,234
9,760	Series 2010-58, Class MB, 5.500%, 06/25/40	11,468
6,270	Series 2010-63, Class AP, PO, 06/25/40	5,967
53,287	Series 2010-64, Class DM, 5.000%, 06/25/40	58,072
20,347	Series 2010-71, Class HJ, 5.500%, 07/25/40	22,557
2,000	Series 2010-102, Class PN, 5.000%, 09/25/40	2,327
11,087	Series 2010-103, Class SB, IF, IO, 5.856%, 11/25/49	1,531
61,133	Series 2010-111, Class AE, 5.500%, 04/25/38	64,857
19,500	Series 2010-111, Class AM, 5.500%, 10/25/40	22,886
36,375	Series 2010-125, Class SA, IF, IO, 4.196%, 11/25/40	4,245
42,643	Series 2010-133, Class A, 5.500%, 05/25/38	45,424
20,357	Series 2010-148, Class MA, 4.000%, 02/25/39	21,599
13,513	Series 2011-2, Class WA, VAR, 5.739%, 02/25/51	14,661
5,625	Series 2011-17, Class EF, VAR, 0.544%, 07/25/25	5,625
13,393	Series 2011-19, Class ZY, 6.500%, 07/25/36	15,780
2,679	Series 2011-22, Class MA, 6.500%, 04/25/38	3,089
89,918	Series 2011-30, Class LS, IO, VAR, 4.627%, 04/25/41	6,583
23,059	Series 2011-39, Class ZA, 6.000%, 11/25/32	25,757
10,420	Series 2011-47, Class ZA, 5.500%, 07/25/38	12,021
4,437	Series 2011-58, Class WA, VAR, 5.419%, 07/25/51	4,881
11,915	Series 2011-75, Class FA, VAR, 0.794%, 08/25/41	11,930

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
47,970		Series 2011-118, Class LB, 7.000%, 11/25/41	57,358
73,312		Series 2011-118, Class MT, 7.000%, 11/25/41	88,599
69,239		Series 2011-118, Class NT, 7.000%, 11/25/41	81,158
18,685		Series 2011-124, Class JF, VAR, 0.644%, 02/25/41	18,666
2,974		Series 2011-149, Class EF, VAR, 0.744%, 07/25/41	2,967
10,854		Series 2011-149, Class MF, VAR, 0.744%, 11/25/41	10,832
16		Series G-14, Class L, 8.500%, 06/25/21	18
1		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	22
75		Series G-18, Class Z, 8.750%, 06/25/21	88
18		Series G-22, Class G, 6.000%, 12/25/16	19
69		Series G-28, Class S, IF, 14.850%, 09/25/21	88
121		Series G-35, Class M, 8.750%, 10/25/21	138
22		Series G-51, Class SA, HB, IF, 26.040%, 12/25/21	37
—	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	48
531		Series G92-35, Class E, 7.500%, 07/25/22	594
—	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	6
49		Series G92-42, Class Z, 7.000%, 07/25/22	55
1,450		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,644
644		Series G92-45, Class Z, 6.000%, 08/25/22	694
48		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	47
651		Series G92-54, Class ZQ, 7.500%, 09/25/22	736
49		Series G92-59, Class F, VAR, 1.921%, 10/25/22	50
95		Series G92-61, Class Z, 7.000%, 10/25/22	113
71		Series G92-62, Class B, PO, 10/25/22	66
331		Series G93-1, Class KA, 7.900%, 01/25/23	380
128		Series G93-5, Class Z, 6.500%, 02/25/23	144
95		Series G93-14, Class J, 6.500%, 03/25/23	105
231		Series G93-17, Class SI, IF, 6.000%, 04/25/23	267
213		Series G93-27, Class FD, VAR, 1.130%, 08/25/23	216
53		Series G93-37, Class H, PO, 09/25/23	51
159		Series G95-1, Class C, 8.800%, 01/25/25	185
		Federal National Mortgage Association STRIPS,
5		Series 23, Class 2, IO, 10.000%, 09/01/17	1

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3	Series 50, Class 2, IO, 10.500%, 03/01/19	1
49	Series 218, Class 2, IO, 7.500%, 04/01/23	10
29	Series 265, Class 2, 9.000%, 03/01/24	35
4,379	Series 300, Class 1, PO, 09/01/24	4,131
759	Series 329, Class 1, PO, 01/01/33	722
2,429	Series 339, Class 18, IO, 4.500%, 07/01/18	176
3,393	Series 339, Class 21, IO, 4.500%, 07/01/18	262
1,802	Series 339, Class 28, IO, 5.500%, 07/01/18	171
1,089	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	134
4,463	Series 365, Class 8, IO, 5.500%, 05/01/36	612
489	Series 368, Class 3, IO, 4.500%, 11/01/20	41
3,054	Series 374, Class 5, IO, 5.500%, 08/01/36	415
3,951	Series 383, Class 33, IO, 6.000%, 01/01/38	595
1,009	Series 393, Class 6, IO, 5.500%, 04/25/37	95
	Federal National Mortgage Association Whole Loan,
2,652	Series 2003-W1, Class 1A1, VAR, 6.273%, 12/25/42	3,029
642	Series 2003-W1, Class 2A, VAR, 7.084%, 12/25/42	750
2,278	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	2,630
1,377	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,531
556	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	624
9,502	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	10,553
4,341	Series 2003-W6, Class 3A, 6.500%, 09/25/42	4,958
5,112	Series 2003-W8, Class 2A, 7.000%, 10/25/42	5,926
1,063	Series 2003-W8, Class 3F1, VAR, 0.644%, 05/25/42	1,058
13,285	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	14,074
6,847	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	7,974
6,800	Series 2004-W10, Class A6, 5.750%, 08/25/34	7,472
2,184	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	2,460
6,729	Series 2004-W15, Class 2AF, VAR, 0.494%, 08/25/44	6,689
2,292	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	2,622

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	43

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,153	Series 2004-W8, Class 3A, 7.500%, 06/25/44	2,531
4,110	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	4,862
50,003	Series 2005-W3, Class 2AF, VAR, 0.464%, 03/25/45	49,770
2,993	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	3,337
24,089	Series 2006-W2, Class 1AF1, VAR, 0.464%, 02/25/36	23,977
5,687	Series 2006-W2, Class 2A, VAR, 2.489%, 11/25/35	5,866
5,518	Series 2006-W3, Class 2A, 6.000%, 09/25/46	6,165
49,812	Series 2007-W1, Class 1AF1, VAR, 0.504%, 11/25/46	49,604
844	Series 2007-W10, Class 2A, VAR, 6.206%, 08/25/47	952
3,931	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	4,487
2,307	Series 2007-W5, Class PO, PO, 06/25/37	2,136
2,780	Series 2007-W7, Class 1A4, HB, IF, 37.716%, 07/25/37	5,373
29,166	Series 2009-W1, Class A, 6.000%, 12/25/49	32,945
	Government National Mortgage Association,
1,403	Series 1994-3, Class PQ, 7.488%, 07/16/24	1,696
1,333	Series 1994-4, Class KQ, 7.988%, 07/16/24	1,540
4,804	Series 1994-7, Class PQ, 6.500%, 10/16/24	5,637
302	Series 1995-3, Class DQ, 8.050%, 06/16/25	350
73	Series 1995-7, Class CQ, 7.500%, 09/16/25	84
1,172	Series 1996-16, Class E, 7.500%, 08/16/26	1,345
881	Series 1997-8, Class PN, 7.500%, 05/16/27	1,005
195	Series 1997-11, Class D, 7.500%, 07/20/27	225
556	Series 1998-26, Class K, 7.500%, 09/17/25	639
4,188	Series 1999-4, Class ZB, 6.000%, 02/20/29	4,736
3,990	Series 1999-10, Class ZC, 6.500%, 04/20/29	4,673
540	Series 1999-30, Class S, IF, IO, 8.353%, 08/16/29	121
29	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	39
446	Series 1999-40, Class ZW, 7.500%, 11/20/29	487
835	Series 1999-41, Class Z, 8.000%, 11/16/29	974
380	Series 1999-44, Class PC, 7.500%, 12/20/29	438
4,435	Series 1999-44, Class ZC, 8.500%, 12/16/29	5,589
696	Series 1999-44, Class ZG, 8.000%, 12/20/29	812
903	Series 2000-6, Class Z, 7.500%, 02/20/30	1,051

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
351	Series 2000-9, Class Z, 8.000%, 06/20/30	410
4,370	Series 2000-9, Class ZJ, 8.500%, 02/16/30	5,294
506	Series 2000-12, Class ST, HB, IF, 38.161%, 02/16/30	1,085
1,170	Series 2000-14, Class PD, 7.000%, 02/16/30	1,380
327	Series 2000-16, Class ZN, 7.500%, 02/16/30	345
4,043	Series 2000-21, Class Z, 9.000%, 03/16/30	5,157
733	Series 2000-26, Class TZ, 8.500%, 09/20/30	858
179	Series 2000-26, Class Z, 7.750%, 09/20/30	208
34	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	41
557	Series 2000-31, Class Z, 9.000%, 10/20/30	657
327	Series 2000-35, Class ZA, 9.000%, 11/20/30	361
50	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	23
1,116	Series 2000-37, Class B, 8.000%, 12/20/30	1,302
301	Series 2001-4, Class SJ, IF, IO, 7.904%, 01/19/30	83
243	Series 2001-6, Class SD, IF, IO, 8.303%, 03/16/31	73
996	Series 2001-7, Class PK, 6.500%, 03/20/31	1,075
1,489	Series 2001-8, Class Z, 6.500%, 03/20/31	1,744
2,157	Series 2001-22, Class PS, HB, IF, 20.368%, 03/17/31	3,370
55	Series 2001-32, Class WA, IF, 19.511%, 07/20/31	92
435	Series 2001-35, Class SA, IF, IO, 8.003%, 08/16/31	122
334	Series 2001-36, Class S, IF, IO, 7.802%, 08/16/31	84
4,500	Series 2001-53, Class PB, 6.500%, 11/20/31	5,553
2,865	Series 2001-64, Class MQ, 6.500%, 12/20/31	3,044
431	Series 2002-3, Class SP, IF, IO, 7.143%, 01/16/32	99
789	Series 2002-7, Class PG, 6.500%, 01/20/32	928
1,786	Series 2002-24, Class AG, IF, IO, 7.702%, 04/16/32	398
159	Series 2002-24, Class SB, IF, 11.554%, 04/16/32	192
241	Series 2002-31, Class S, IF, IO, 8.453%, 01/16/31	73
4,128	Series 2002-31, Class SE, IF, IO, 7.252%, 04/16/30	802
1,903	Series 2002-40, Class UK, 6.500%, 06/20/32	2,237

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
66	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	81
7,558	Series 2002-45, Class QE, 6.500%, 06/20/32	8,657
2,281	Series 2002-47, Class PG, 6.500%, 07/16/32	2,682
840	Series 2002-47, Class PY, 6.000%, 07/20/32	945
3,826	Series 2002-47, Class ZA, 6.500%, 07/20/32	4,391
152	Series 2002-51, Class SG, HB, IF, 31.436%, 04/20/31	276
2,575	Series 2002-52, Class GH, 6.500%, 07/20/32	2,964
1,110	Series 2002-54, Class GB, 6.500%, 08/20/32	1,279
1,668	Series 2002-69, Class PO, PO, 02/20/32	1,646
1,931	Series 2002-70, Class PS, IF, IO, 7.454%, 08/20/32	224
1,411	Series 2002-75, Class PB, 6.000%, 11/20/32	1,733
730	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	24
796	Series 2003-4, Class NY, 5.500%, 12/20/13	829
541	Series 2003-8, Class PO, PO, 01/16/32	535
2,076	Series 2003-11, Class SK, IF, IO, 7.453%, 02/16/33	439
856	Series 2003-12, Class SP, IF, IO, 7.454%, 02/20/33	184
335	Series 2003-24, Class PO, PO, 03/16/33	303
5,683	Series 2003-25, Class PZ, 5.500%, 04/20/33	6,609
493	Series 2003-34, Class TO, PO, 02/16/32	488
1,283	Series 2003-40, Class TC, 7.500%, 03/20/33	1,332
3,156	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,872
1,120	Series 2003-46, Class MG, 6.500%, 05/20/33	1,379
2,072	Series 2003-46, Class TC, 6.500%, 03/20/33	2,434
1,447	Series 2003-52, Class AP, PO, 06/16/33	1,331
3,196	Series 2003-58, Class BE, 6.500%, 01/20/33	3,811
289	Series 2003-60, Class NS, IF, 15.956%, 07/16/33	305
5,677	Series 2003-75, Class ZX, 6.000%, 09/16/33	6,478
1,166	Series 2003-76, Class LS, IF, IO, 6.955%, 09/20/31	72
231	Series 2003-90, Class PO, PO, 10/20/33	204
3,222	Series 2003-97, Class SA, IF, IO, 6.302%, 11/16/33	591
2,890	Series 2003-112, Class SA, IF, IO, 6.302%, 12/16/33	549
20,000	Series 2003-112, Class TS, IF, IO, 6.704%, 10/20/32	2,431

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
780	Series 2003-114, Class SH, IF, 14.252%, 11/17/32	988
8,874	Series 2004-11, Class SW, IF, IO, 5.254%, 02/20/34	1,151
3,760	Series 2004-15, Class SA, IF, 18.987%, 12/20/32	4,627
1,079	Series 2004-28, Class S, IF, 18.982%, 04/16/34	1,582
3,321	Series 2004-34, Class JO, PO, 02/20/34	3,293
3,204	Series 2004-46, Class PO, PO, 06/20/34	2,930
5,694	Series 2004-49, Class Z, 6.000%, 06/20/34	6,787
1,487	Series 2004-68, Class PO, PO, 05/20/31	1,466
1,698	Series 2004-71, Class SB, HB, IF, 28.259%, 09/20/34	2,806
1,698	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	1,818
1,569	Series 2004-73, Class AE, IF, 14.348%, 08/17/34	2,006
8,828	Series 2004-73, Class JL, IF, IO, 6.302%, 09/16/34	1,560
945	Series 2004-83, Class AP, IF, 13.721%, 10/16/34	1,135
594	Series 2004-85, Class PO, PO, 01/17/33	584
992	Series 2004-87, Class SB, IF, 7.389%, 03/17/33	1,028
977	Series 2004-89, Class LS, HB, IF, 23.476%, 10/16/34	1,573
19,200	Series 2004-90, Class SI, IF, IO, 5.855%, 10/20/34	2,924
8,678	Series 2004-96, Class SC, IF, IO, 5.834%, 11/20/34	1,307
9,399	Series 2005-3, Class SB, IF, IO, 5.855%, 01/20/35	1,435
13,925	Series 2005-3, Class SK, IF, IO, 6.505%, 01/20/35	2,498
1,288	Series 2005-6, Class GS, IF, 13.009%, 12/20/32	1,460
3,795	Series 2005-7, Class JM, IF, 16.180%, 05/18/34	4,689
14,493	Series 2005-17, Class SL, IF, IO, 6.455%, 07/20/34	2,536
2,093	Series 2005-35, Class FL, VAR, 0.596%, 03/20/32	2,085
1,400	Series 2005-44, Class SP, IF, 11.709%, 10/20/34	1,663
1,582	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	273
191	Series 2005-65, Class SA, HB, IF, 21.802%, 08/20/35	246

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	45

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
543	Series 2005-66, Class SP, IF, 20.008%, 08/16/35	830
6,594	Series 2005-68, Class DP, IF, 15.841%, 06/17/35	8,553
31,678	Series 2005-68, Class KI, IF, IO, 6.055%, 09/20/35	5,092
6,402	Series 2005-69, Class SY, IF, IO, 6.505%, 11/20/33	1,021
2,844	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,373
1,412	Series 2005-82, Class PO, PO, 10/20/35	1,293
2,792	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	495
697	Series 2005-93, Class JO, PO, 03/20/31	692
2,645	Series 2006-16, Class OP, PO, 03/20/36	2,423
3,109	Series 2006-20, Class QA, 5.750%, 02/20/36	3,435
4,089	Series 2006-22, Class AO, PO, 05/20/36	3,747
5,744	Series 2006-33, Class Z, 6.500%, 07/20/36	6,975
651	Series 2006-34, Class PO, PO, 07/20/36	598
795	Series 2006-38, Class SW, IF, IO, 6.254%, 06/20/36	103
5,999	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,398
7,456	Series 2006-40, Class VB, 6.000%, 11/20/26	7,691
2,017	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,347
4,821	Series 2006-59, Class SD, IF, IO, 6.455%, 10/20/36	795
9,593	Series 2006-65, Class SA, IF, IO, 6.554%, 11/20/36	1,528
7,146	Series 2007-9, Class CI, IF, IO, 5.955%, 03/20/37	1,017
12,109	Series 2007-9, Class DI, IF, IO, 6.265%, 03/20/37	1,838
16,213	Series 2007-17, Class AF, VAR, 0.448%, 04/16/37	16,138
10,916	Series 2007-17, Class JI, IF, IO, 6.563%, 04/16/37	1,738
4,235	Series 2007-17, Class JO, PO, 04/16/37	3,868
5,312	Series 2007-19, Class SD, IF, IO, 5.955%, 04/20/37	753
3,467	Series 2007-25, Class FN, VAR, 0.548%, 05/16/37	3,453
12,857	Series 2007-26, Class SC, IF, IO, 5.955%, 05/20/37	1,864
28,019	Series 2007-26, Class SW, IF, IO, 5.955%, 05/20/37	4,055
9,017	Series 2007-27, Class SD, IF, IO, 5.955%, 05/20/37	1,384

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
973	Series 2007-28, Class BO, PO, 05/20/37	891
11,651	Series 2007-35, Class PO, PO, 06/16/37	10,684
654	Series 2007-35, Class TO, PO, 04/20/35	648
1,694	Series 2007-36, Class HO, PO, 06/16/37	1,543
7,258	Series 2007-36, Class SE, IF, IO, 6.222%, 06/16/37	1,178
9,684	Series 2007-36, Class SJ, IF, IO, 6.005%, 06/20/37	1,409
7,481	Series 2007-40, Class SD, IF, IO, 6.505%, 07/20/37	1,234
12,778	Series 2007-40, Class SN, IF, IO, 6.434%, 07/20/37	1,970
18,266	Series 2007-42, Class SC, IF, IO, 6.505%, 07/20/37	3,079
11,202	Series 2007-45, Class QA, IF, IO, 6.395%, 07/20/37	1,835
2,080	Series 2007-49, Class NO, PO, 12/20/35	2,048
3,839	Series 2007-50, Class AI, IF, IO, 6.530%, 08/20/37	619
7,171	Series 2007-53, Class ES, IF, IO, 6.305%, 09/20/37	1,148
2,700	Series 2007-53, Class SW, IF, 19.469%, 09/20/37	3,748
11,230	Series 2007-57, Class PO, PO, 03/20/37	10,420
9,998	Series 2007-57, Class QA, IF, IO, 6.254%, 10/20/37	1,524
10,314	Series 2007-67, Class SI, IF, IO, 6.265%, 11/20/37	1,570
5,740	Series 2007-70, Class TA, 5.750%, 08/20/36	6,004
7,771	Series 2007-71, Class SB, IF, IO, 6.455%, 07/20/36	911
8,701	Series 2007-72, Class US, IF, IO, 6.305%, 11/20/37	1,341
9,640	Series 2007-73, Class MI, IF, IO, 5.754%, 11/20/37	1,374
5,970	Series 2007-74, Class SL, IF, IO, 6.293%, 11/16/37	891
18,733	Series 2007-76, Class SB, IF, IO, 6.254%, 11/20/37	2,820
13,970	Series 2007-79, Class SY, IF, IO, 6.305%, 12/20/37	2,174
10,790	Series 2007-82, Class SA, IF, IO, 6.284%, 12/20/37	1,638
737	Series 2008-1, Class PO, PO, 01/20/38	678
1,023	Series 2008-7, Class SK, IF, 19.214%, 11/20/37	1,418
1,439	Series 2008-7, Class SP, IF, 12.909%, 10/20/37	1,765

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
2,959	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	498
2,805	Series 2008-20, Class PO, PO, 09/20/37	2,610
1,305	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	127
6,479	Series 2008-25, Class SB, IF, IO, 6.654%, 03/20/38	1,131
3,024	Series 2008-29, Class PO, PO, 02/17/33	2,895
15,392	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	2,199
4,470	Series 2008-33, Class XS, IF, IO, 7.453%, 04/16/38	651
6,000	Series 2008-36, Class AY, 5.000%, 04/16/23	6,971
12,114	Series 2008-36, Class SH, IF, IO, 6.055%, 04/20/38	1,780
25,817	Series 2008-40, Class SA, IF, IO, 6.153%, 05/16/38	5,512
10,430	Series 2008-41, Class SA, IF, IO, 6.095%, 05/20/38	1,530
1,224	Series 2008-43, Class NA, 5.500%, 11/20/37	1,312
3,500	Series 2008-50, Class KB, 6.000%, 06/20/38	4,041
3,770	Series 2008-55, Class SA, IF, IO, 5.955%, 06/20/38	563
15,205	Series 2008-60, Class CS, IF, IO, 5.905%, 07/20/38	2,160
2,659	Series 2008-60, Class PO, PO, 01/20/38	2,532
1,505	Series 2008-64, Class ED, 6.500%, 04/20/28	1,661
10,000	Series 2008-65, Class ME, 5.750%, 09/20/37	11,085
10,798	Series 2008-69, Class QD, 5.750%, 07/20/38	12,136
5,911	Series 2008-71, Class SC, IF, IO, 5.754%, 08/20/38	800
15,236	Series 2008-76, Class US, IF, IO, 5.654%, 09/20/38	2,016
7,622	Series 2008-79, Class CS, IF, 6.554%, 06/20/35	7,810
28,620	Series 2008-81, Class S, IF, IO, 5.955%, 09/20/38	4,054
13,023	Series 2008-93, Class AS, IF, IO, 5.455%, 12/20/38	1,612
28,276	Series 2008-95, Class DS, IF, IO, 7.054%, 12/20/38	4,780
8,324	Series 2008-96, Class SL, IF, IO, 5.754%, 12/20/38	1,185
9,117	Series 2009-6, Class SA, IF, IO, 5.852%, 02/16/39	1,128

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
8,863	Series 2009-6, Class SH, IF, IO, 5.794%, 02/20/39	1,176
13,992	Series 2009-10, Class SA, IF, IO, 5.704%, 02/20/39	1,988
5,197	Series 2009-10, Class SL, IF, IO, 6.253%, 03/16/34	588
10,551	Series 2009-11, Class SC, IF, IO, 5.902%, 02/16/39	1,489
3,807	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	694
7,842	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	1,389
24,883	Series 2009-22, Class SA, IF, IO, 6.024%, 04/20/39	3,481
13,260	Series 2009-24, Class DS, IF, IO, 6.055%, 03/20/39	1,615
6,697	Series 2009-25, Class SE, IF, IO, 7.355%, 09/20/38	1,064
13,751	Series 2009-31, Class ST, IF, IO, 6.104%, 03/20/39	1,947
16,552	Series 2009-31, Class TS, IF, IO, 6.055%, 03/20/39	2,354
4,106	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	655
4,135	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	756
10,258	Series 2009-35, Class SN, IF, IO, 6.153%, 12/16/38	1,303
21,092	Series 2009-42, Class SC, IF, IO, 5.834%, 06/20/39	3,097
14,644	Series 2009-43, Class SA, IF, IO, 5.704%, 06/20/39	1,952
10,281	Series 2009-44, Class MV, 6.000%, 04/20/20	11,425
3,693	Series 2009-44, Class VA, 5.500%, 05/16/20	4,053
29,736	Series 2009-64, Class SN, IF, IO, 5.852%, 07/16/39	3,773
5,330	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	873
18,535	Series 2009-72, Class SM, IF, IO, 6.002%, 08/16/39	2,604
3,070	Series 2009-75, Class MN, 5.500%, 09/20/39	3,628
14,072	Series 2009-79, Class OK, PO, 11/16/37	13,016
28,117	Series 2009-81, Class SB, IF, IO, 5.844%, 09/20/39	3,933
12,992	Series 2009-83, Class TS, IF, IO, 5.855%, 08/20/39	1,894

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	47

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
4,345	Series 2009-89, Class VA, 5.000%, 07/20/20	4,912
46,396	Series 2009-102, Class SM, IF, IO, 6.153%, 06/16/39	5,901
3,569	Series 2009-104, Class AB, 7.000%, 08/16/39	4,330
18,985	Series 2009-106, Class AS, IF, IO, 6.153%, 11/16/39	3,032
71,126	Series 2009-106, Class ST, IF, IO, 5.754%, 02/20/38	10,633
5,917	Series 2009-121, Class VA, 5.500%, 11/20/20	6,825
6,521	Series 2010-14, Class AO, PO, 12/20/32	6,201
2,529	Series 2010-14, Class BO, PO, 11/20/35	2,338
4,500	Series 2010-14, Class CO, PO, 08/20/35	3,919
911	Series 2010-14, Class EO, PO, 06/16/33	898
31,554	Series 2010-14, Class QP, 6.000%, 12/20/39	34,195
4,841	Series 2010-41, Class WA, VAR, 5.851%, 10/20/33	5,494
3,076	Series 2010-103, Class WA, VAR, 5.762%, 08/20/34	3,497
3,984	Series 2010-129, Class AW, VAR, 6.150%, 04/20/37	4,552
27,406	Series 2010-130, Class CP, 7.000%, 10/16/40	31,943
21,218	Series 2010-157, Class OP, PO, 12/20/40	18,679
1,768	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	2,016
5,784	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,840
24,897	Series 2011-75, Class SM, IF, IO, 6.355%, 05/20/41	3,833
7,213	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	8,197
9,649	Series 2011-137, Class WA, VAR, 5.541%, 07/20/40	10,797
20,327	Series 2011-163, Class WA, VAR, 5.762%, 12/20/38	22,966
	NCUA Guaranteed Notes,
71,138	Series 2010-C1, Class APT, 2.650%, 10/29/20	74,250
30,172	Series 2010-R3, Class 1A, VAR, 0.822%, 12/08/20	30,285
8,527	Series 2010-R3, Class 3A, 2.400%, 12/08/20	8,751
	Vendee Mortgage Trust,
11,232	Series 1993-1, Class ZB, 7.250%, 02/15/23	12,797

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
2,192	Series 1994-1, Class 1, VAR, 5.628%, 02/15/24	2,466
8,024	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	8,984
3,225	Series 1996-1, Class 1Z, 6.750%, 02/15/26	3,710
1,532	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,799
4,565	Series 1997-1, Class 2Z, 7.500%, 02/15/27	5,371
3,096	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,627

		5,299,085

	Non-Agency CMO — 10.7%
5,522	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.478%, 02/02/37 (e)	5,218
	American General Mortgage Loan Trust,
3,516	Series 2006-1, Class A5, VAR, 5.670%, 12/25/35 (e)	3,713
24,489	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	24,818
16,389	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	16,721
33,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	34,350
9,472	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	9,782
4,487	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,729
9,499	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	9,875
4,500	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,545
8,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.378%, 09/25/35	3,612
	ASG Resecuritization Trust,
6,228	Series 2009-1, Class A60, VAR, 4.938%, 06/26/37 (e)	6,197
15,741	Series 2009-2, Class A55, VAR, 5.196%, 05/24/36 (e)	15,592
5,300	Series 2009-2, Class G60, VAR, 5.196%, 05/24/36 (e)	5,151
35,420	Series 2009-3, Class A65, VAR, 4.839%, 03/26/37 (e)	34,860
18,636	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	19,195
4,115	Series 2009-5, Class A50, VAR, 3.795%, 02/28/37 (e)	4,095
8,053	Series 2010-1, Class A85, VAR, 0.644%, 02/27/36 (e)	7,610
14,985	Series 2010-2, Class A60, VAR, 2.218%, 01/28/37 (e)	14,686

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
12,252	Series 2010-3, Class 2A22, VAR, 0.472%, 10/28/36 (e)	11,884
7,294	Series 2010-4, Class 1A22, VAR, 0.431%, 07/28/36 (e) (f) (i)	7,093
3,635	Series 2010-4, Class 2A20, VAR, 0.424%, 11/28/36 (e)	3,535
5,947	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	5,934
9,203	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	9,480
8,597	Series 2011-1, Class 3A50, VAR, 2.485%, 11/28/35 (e) (f) (i)	8,336
2,112	Series 2011-2, Class A48S, HB, IF, 23.258%, 02/28/36 (e)	2,894
	Banc of America Alternative Loan Trust,
375	Series 2003-1, Class APO, PO, 02/25/33	300
8,061	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	8,202
5,849	Series 2003-7, Class 2A4, 5.000%, 09/25/18	5,977
6,797	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	6,964
8,343	Series 2003-11, Class 1A1, 6.000%, 01/25/34	8,382
6,870	Series 2003-11, Class 2A1, 6.000%, 01/25/34	6,909
893	Series 2003-11, Class PO, PO, 01/25/34	621
2,433	Series 2004-1, Class 1A1, 6.000%, 02/25/34	2,562
2,158	Series 2004-1, Class 5A1, 5.500%, 02/25/19	2,208
450	Series 2004-6, Class 15PO, PO, 07/25/19	402
1,013	Series 2004-6, Class 3A2, 6.000%, 07/25/34	1,031
3,524	Series 2004-8, Class 3A1, 5.500%, 09/25/19	3,527
1,346	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,183
3,938	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	765
	Banc of America Funding Corp.,
1,212	Series 2004-1, Class PO, PO, 03/25/34	985
1,507	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	1,584
873	Series 2004-3, Class 1A7, 5.500%, 10/25/34	872
2,999	Series 2004-C, Class 1A1, VAR, 5.040%, 12/20/34	2,917

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,752	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,766
1,530	Series 2005-7, Class 30PO, PO, 11/25/35	1,169
682	Series 2005-8, Class 30PO, PO, 01/25/36	542
3,156	Series 2005-E, Class 4A1, VAR, 2.661%, 03/20/35	2,922
1,813	Series 2006-1, Class XPO, PO, 01/25/36	1,215
16,782	Series 2010-R11A, Class 1A6, VAR, 5.362%, 08/26/35 (e)	17,041
3,043	Series 2010-R4, Class 5A1, VAR, 0.394%, 07/26/36 (e)	2,961
7,403	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	7,673
	Banc of America Mortgage Securities, Inc.,
9,237	Series 2003-3, Class 1A7, 5.500%, 05/25/33	9,469
3,037	Series 2003-3, Class 2A1, VAR, 0.794%, 05/25/18	2,894
1,159	Series 2003-5, Class 3A1, 7.500%, 02/25/31	1,212
1,453	Series 2003-6, Class 2A1, VAR, 0.694%, 08/25/18	1,388
185	Series 2003-7, Class A2, 4.750%, 09/25/18	191
633	Series 2003-8, Class APO, PO, 11/25/33	494
1,294	Series 2003-C, Class 3A1, VAR, 2.902%, 04/25/33	1,315
4,307	Series 2003-E, Class 2A2, VAR, 2.888%, 06/25/33	4,178
278	Series 2004-1, Class APO, PO, 02/25/34	211
4,080	Series 2004-3, Class 15IO, IO, VAR, 0.246%, 04/25/19	17
16,500	Series 2004-3, Class 1A26, 5.500%, 04/25/34	16,862
234	Series 2004-4, Class APO, PO, 05/25/34	177
3,978	Series 2004-5, Class 2A2, 5.500%, 06/25/34	4,107
1,535	Series 2004-5, Class 4A1, 4.750%, 06/25/19	1,581
687	Series 2004-6, Class 2A7, 5.500%, 07/25/34	715
1,199	Series 2004-6, Class APO, PO, 07/25/34	875
84	Series 2004-8, Class 5PO, PO, 05/25/32	66
479	Series 2004-8, Class XPO, PO, 10/25/34	359
1,844	Series 2004-9, Class 3A1, 6.500%, 09/25/32	1,938
196	Series 2004-9, Class 3PO, PO, 09/25/32	156
2,476	Series 2004-J, Class 3A1, VAR, 2.912%, 11/25/34	2,179

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	49

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
4,483	Series 2005-1, Class 2A1, 5.000%, 02/25/20	4,541
	BCAP LLC Trust,
11,983	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	12,003
1,597	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	1,587
15,047	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	14,746
6,912	Series 2009-RR14, Class 3A2, VAR, 2.713%, 08/26/35 (e)	6,290
2,260	Series 2009-RR14, Class 4A1, VAR, 2.778%, 03/26/36 (e)	2,254
9,598	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	9,778
2,722	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	2,771
3,115	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	3,135
3,007	Series 2010-RR4, Class 2A1, VAR, 0.994%, 06/26/37 (e)	2,797
2,075	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	2,047
11,625	Series 2010-RR5, Class 2A5, VAR, 5.213%, 04/26/37 (e)	11,552
6,820	Series 2010-RR6, Class 22A3, VAR, 5.041%, 06/26/36 (e)	6,792
2,826	Series 2010-RR6, Class 5A1, VAR, 5.141%, 11/26/37 (e)	2,822
6,426	Series 2010-RR7, Class 15A1, VAR, 1.044%, 01/26/36 (e)	5,956
10,552	Series 2010-RR7, Class 16A1, VAR, 0.882%, 02/26/47 (e)	9,785
13,543	Series 2010-RR7, Class 1A5, VAR, 5.008%, 04/26/35 (e)	13,270
28,640	Series 2010-RR7, Class 2A1, VAR, 4.624%, 07/26/45 (e)	27,015
6,846	Series 2010-RR8, Class 3A3, VAR, 5.078%, 05/26/35 (e)	6,809
10,000	Series 2010-RR8, Class 3A4, VAR, 5.078%, 05/26/35 (e)	8,959
9,524	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	9,530
9,268	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	9,285
23,146	Series 2011-RR10, Class 2A1, VAR, 0.525%, 09/26/37 (e)	19,847
7,411	Series 2011-RR2, Class 3A3, VAR, 3.040%, 11/21/35 (e)	7,408

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
16,629	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	15,797
17,497	Series 2011-RR5, Class 14A3, VAR, 1.414%, 07/26/36 (e) (f) (i)	16,578
23,957	Series 2011-RR5-I, Class 11A3, VAR, 0.394%, 05/28/36 (e)	21,148
8,807	Series 2012-RR1, Class 5A1, VAR, 6.500%, 07/26/37 (e) (f) (i)	9,099
24,573	Series 2012-RR2, Class 1A1, VAR, 0.000%, 08/26/36 (f) (i)	22,746
	Bear Stearns Adjustable Rate Mortgage Trust,
4,140	Series 2003-2, Class A5, VAR, 2.481%, 01/25/33 (e)	3,865
431	Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	421
5,430	Series 2004-2, Class 14A, VAR, 5.037%, 05/25/34	5,425
14,464	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	13,832
10,680	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	9,346
6,527	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.744%, 03/25/35	5,422
	Cendant Mortgage Corp.,
879	Series 2003-8, Class 1P, PO, 10/25/33	642
314	Series 2004-1, Class P, PO, 02/25/34	225
	Chase Mortgage Finance Corp.,
2,882	Series 2003-S10, Class A1, 4.750%, 11/25/18	2,968
1,028	Series 2003-S2, Class A1, 5.000%, 03/25/18	1,041
607	Series 2003-S6, Class A1, 5.000%, 06/25/18	617
1,708	Series 2003-S9, Class AP, PO, 10/25/18	1,478
6,030	Series 2007-A1, Class 2A1, VAR, 2.757%, 02/25/37	5,914
911	Series 2007-A1, Class 7A1, VAR, 2.748%, 02/25/37	890
2,575	Series 2007-A1, Class 9A1, VAR, 2.770%, 02/25/37	2,589
2,387	Series 2007-A2, Class 1A1, VAR, 2.778%, 07/25/37	2,150
3,439	Series 2007-A2, Class 2A1, VAR, 2.764%, 07/25/37	3,482
	Citicorp Mortgage Securities, Inc.,
132	Series 1993-14, Class A3, VAR, 1.444%, 11/25/23	125
2,296	Series 2004-1, Class 3A1, 4.750%, 01/25/34	2,334
7,233	Series 2004-4, Class A4, 5.500%, 06/25/34	7,566

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
712	Series 2004-5, Class 2A5, 4.500%, 08/25/34	736
1,262	Series 2006-1, Class 2A1, 5.000%, 02/25/21	1,281
4,759	Series 2006-4, Class 1A2, 6.000%, 08/25/36	4,577
	Citigroup Mortgage Loan Trust, Inc.,
3,434	Series 2003-1, Class 2A5, 5.250%, 10/25/33	3,493
568	Series 2003-1, Class 2A6, PO, 10/25/33	503
455	Series 2003-1, Class PO2, PO, 10/25/33	352
342	Series 2003-1, Class PO3, PO, 09/25/33	248
26	Series 2003-1, Class WPO1, PO, 06/25/16	25
325	Series 2003-UP3, Class A3, 7.000%, 09/25/33	334
1,776	Series 2003-UST1, Class A1, 5.500%, 12/25/18	1,860
390	Series 2003-UST1, Class PO1, PO, 12/25/18	325
231	Series 2003-UST1, Class PO3, PO, 12/25/18	196
1,625	Series 2004-UST1, Class A6, VAR, 5.079%, 08/25/34	1,655
608	Series 2005-1, Class 2A1A, VAR, 2.731%, 04/25/35	391
4,083	Series 2005-2, Class 2A11, 5.500%, 05/25/35	4,053
1,671	Series 2005-5, Class 1A2, VAR, 3.537%, 08/25/35	938
21,009	Series 2008-AR4, Class 1A1A, VAR, 3.075%, 11/25/38 (e)	20,888
4,533	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	4,718
13,918	Series 2009-10, Class 1A1, VAR, 2.460%, 09/25/33 (e)	13,451
10,633	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	11,124
13,000	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	13,211
5,905	Series 2010-7, Class 10A1, VAR, 2.612%, 02/25/35 (e)	5,734
87,542	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	89,467
87,901	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	90,622
5,692	Series 2010-10, Class 2A1, VAR, 2.589%, 02/25/36 (e)	5,648
5,223	Series 2011-3, Class 1A1, VAR, 0.324%, 02/25/47 (e)	5,121
7,100	Series 2011-10, Class 4A1, VAR, 0.484%, 02/25/46 (e) (f) (i)	6,350

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Countrywide Alternative Loan Trust,
1,966	Series 2002-8, Class A4, 6.500%, 07/25/32	2,061
322	Series 2002-12, Class PO, PO, 11/25/32	253
3,262	Series 2002-18, Class M, 6.000%, 02/25/33	3,150
539	Series 2003-6T2, Class A6, 5.500%, 06/25/33	506
11,289	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	10,800
2,630	Series 2004-14T2, Class A5, 5.500%, 08/25/34	2,609
6,621	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	6,773
8,362	Series 2005-1CB, Class 1A6, IF, IO, 6.856%, 03/25/35	1,102
871	Series 2005-5R, Class A1, 5.250%, 12/25/18	882
18,846	Series 2005-20CB, Class 3A8, IF, IO, 4.506%, 07/25/35	2,254
19,244	Series 2005-22T1, Class A2, IF, IO, 4.826%, 06/25/35	2,357
86	Series 2005-26CB, Class A10, IF, 12.608%, 07/25/35	86
7,568	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	6,315
62	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	62
274	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	230
63,148	Series 2005-37T1, Class A2, IF, IO, 4.806%, 09/25/35	9,153
9,064	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	7,178
37,648	Series 2005-54CB, Class 1A2, IF, IO, 4.606%, 11/25/35	5,706
106	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	98
3,611	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,537
13,961	Series 2005-J1, Class 1A4, IF, IO, 4.856%, 02/25/35	1,611
1,182	Series 2007-21CB, Class 2A6, 6.000%, 09/25/37 (f) (i)	97
	Countrywide Home Loan Mortgage Pass-Through Trust,
404	Series 2002-18, Class PO, PO, 11/25/32	289
1,774	Series 2002-22, Class A20, 6.250%, 10/25/32	1,845
3,785	Series 2003-26, Class 1A6, 3.500%, 08/25/33	3,766

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	51

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,395	Series 2003-29, Class A1, 5.500%, 08/25/33	1,437
1,225	Series 2003-34, Class A6, 5.250%, 09/25/33	1,228
9,170	Series 2003-39, Class A6, 5.000%, 10/25/33	9,061
1,081	Series 2003-44, Class A9, PO, 10/25/33	933
9,243	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	9,452
205	Series 2003-J13, Class PO, PO, 01/25/34	152
1,453	Series 2003-J7, Class 4A3, IF, 9.458%, 08/25/18	1,460
1,929	Series 2004-3, Class A26, 5.500%, 04/25/34	1,991
1,310	Series 2004-3, Class A4, 5.750%, 04/25/34	1,351
7,609	Series 2004-5, Class 1A4, 5.500%, 06/25/34	7,889
351	Series 2004-7, Class 2A1, VAR, 2.288%, 06/25/34	317
6,223	Series 2004-8, Class 2A1, 4.500%, 06/25/19	6,365
630	Series 2004-HYB1, Class 2A, VAR, 2.945%, 05/20/34	549
2,729	Series 2004-HYB3, Class 2A, VAR, 2.559%, 06/20/34	2,208
1,696	Series 2004-HYB6, Class A3, VAR, 2.715%, 11/20/34	1,352
517	Series 2004-J6, Class 2A1, 4.750%, 07/25/14	523
541	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	555
1,022	Series 2005-14, Class A2, 5.500%, 07/25/35	960
1,000	Series 2005-16, Class A23, 5.500%, 09/25/35	997
6,539	Series 2005-22, Class 2A1, VAR, 2.713%, 11/25/35	4,557
318	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	234
	Credit Suisse Mortgage Capital Certificates,
9,735	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	9,735
3,363	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	3,362
7,500	Series 2010-16, Class A3, VAR, 3.965%, 06/25/50 (e)	6,694
3,148	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	2,476

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
5,222	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	5,231
5,230	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	5,356
11,189	Series 2010-11R, Class A1, VAR, 1.271%, 06/28/47 (e)	10,734
6,700	Series 2010-12R, Class 14A1, VAR, 2.689%, 09/26/46 (e)	6,590
5,248	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	5,186
3,890	Series 2010-15R, Class 7A1, VAR, 4.748%, 10/26/37 (e)	3,878
3,010	Series 2010-15R, Class 7A2, VAR, 4.748%, 10/26/37 (e)	2,709
6,911	Series 2010-17R, Class 1A1, VAR, 2.496%, 06/26/36 (e)	6,539
7,641	Series 2010-17R, Class 5A1, VAR, 2.849%, 07/26/36 (e)	7,393
34,312	Series 2011-1R, Class A1, VAR, 1.244%, 02/27/47 (e)	33,754
7,857	Series 2011-6R, Class 3A1, VAR, 2.849%, 07/28/36 (e)	7,218
42,532	Series 2011-7R, Class A1, VAR, 1.494%, 08/28/47 (e)	41,733
53,505	Series 2011-9R, Class A1, VAR, 2.244%, 03/27/46 (e)	52,769
33,166	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	33,229
	CS First Boston Mortgage Securities Corp.,
61	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	63
1,945	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,696
4,587	Series 2003-21, Class 1A4, 5.250%, 09/25/33	4,649
2,571	Series 2003-23, Class 1P, PO, 10/25/33	1,847
2,109	Series 2003-23, Class 2A5, 5.000%, 10/25/18	2,168
479	Series 2003-25, Class 2A1, 4.500%, 10/25/18	486
6,933	Series 2003-27, Class 5A3, 5.250%, 11/25/33	7,162
2,470	Series 2003-27, Class 5A4, 5.250%, 11/25/33	2,557
1,253	Series 2003-AR15, Class 3A1, VAR, 2.852%, 06/25/33	1,219
3,598	Series 2004-4, Class 2A4, 5.500%, 09/25/34	3,795

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,116	Series 2004-5, Class 3A1, 5.250%, 08/25/19	3,218
123	Series 2004-5, Class 5P, PO, 08/25/19	104
5,471	Series 2004-8, Class 1A4, 5.500%, 12/25/34	5,756
2,393	Series 2004-8, Class 3A5, 5.500%, 12/25/34	2,478
640	Series 2005-4, Class 3A24, IF, 18.101%, 06/25/35	645
943	Series 2005-9, Class AP, PO, 10/25/35	562
7,172	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	1,060
466	Series 2005-10, Class AP, PO, 11/25/35	368
	Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2,344	Series 2005-1, Class 2A1, VAR, 5.591%, 02/25/20	2,410
3,412	Series 2005-3, Class 1A1, VAR, 5.296%, 06/25/20	3,368
	Deutsche Mortgage Securities, Inc.,
179	Series 2004-1, Class 2APO, PO, 10/25/18	164
4,760	Series 2009-RS2, Class 4A1, VAR, 0.406%, 04/26/37 (e)	4,579
3,988	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	3,975
8,941	Series 2010-RS2, Class A1, VAR, 1.520%, 06/28/47 (e)	8,941
6,815	FDIC Trust, Series 2011-N1, Class A1, 4.500%, 12/25/16 (e) (f) (i)	6,815
	First Boston Mortgage Securities Corp. 1987 STRIPS,
37	Series C, Class IO, IO, 10.965%, 04/25/17	6
21	Series C, Class PO, PO, 04/25/17	21
	First Horizon Alternative Mortgage Securities,
3,555	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,397
24,357	Series 2007-FA4, Class 1A2, IF, IO, 5.406%, 08/25/37	4,347
	First Horizon Asset Securities, Inc.,
206	Series 2003-7, Class 2A1, 4.500%, 09/25/18	212
2,412	Series 2003-8, Class 2A1, 4.500%, 09/25/18	2,435
3,333	Series 2003-9, Class 1A6, 5.500%, 11/25/33	3,375
2,292	Series 2004-AR2, Class 2A1, VAR, 2.746%, 05/25/34	2,168
982	Series 2004-AR7, Class 2A1, VAR, 2.617%, 02/25/35	943

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
798	Series 2004-AR7, Class 2A2, VAR, 2.617%, 02/25/35	724
5,952	Series 2005-AR1, Class 2A2, VAR, 2.673%, 04/25/35	5,601
	Freedom Trust,
4,157	Series 2011-3, Class A11, VAR, 4.766%, 09/01/51 (e)	4,074
12,000	Series 2011-4, Class A18, VAR, 3.901%, 03/25/37 (e)	11,829
	GMAC Mortgage Corp. Loan Trust,
12,991	Series 2003-AR1, Class A4, VAR, 3.030%, 10/19/33	12,777
7,948	Series 2003-AR2, Class 2A4, VAR, 2.994%, 12/19/33	7,794
991	Series 2003-J7, Class A10, 5.500%, 11/25/33	1,039
11,865	Series 2003-J7, Class A7, 5.000%, 11/25/33	12,274
572	Series 2003-J8, Class A, 5.250%, 12/25/33	587
6,406	Series 2004-J5, Class A7, 6.500%, 01/25/35	6,722
3,198	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	3,275
1,092	Series 2005-AR3, Class 3A3, VAR, 3.061%, 06/19/35	1,077
5,000	Series 2005-AR3, Class 3A4, VAR, 3.061%, 06/19/35	4,251
	GSMPS Mortgage Loan Trust,
1,271	Series 2004-4, Class 1AF, VAR, 0.644%, 06/25/34 (e)	1,088
2,350	Series 2005-RP2, Class 1AF, VAR, 0.594%, 03/25/35 (e)	1,900
13,832	Series 2005-RP3, Class 1AF, VAR, 0.594%, 09/25/35 (e)	10,467
10,196	Series 2005-RP3, Class 1AS, IO, VAR, 5.080%, 09/25/35 (e)	1,536
	GSR Mortgage Loan Trust,
1,436	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	1,448
718	Series 2003-6F, Class A2, VAR, 0.644%, 09/25/32	678
8,102	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	8,472
2,943	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	3,133
228	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	231
1,034	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,020
108	Series 2004-15F, Class AP, PO, 12/25/34	86

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	53

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
223	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	223
5,245	Series 2005-5F, Class 8A3, VAR, 0.744%, 06/25/35	4,629
9,747	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	9,565
469	Series 2005-AR6, Class 3A1, VAR, 2.690%, 09/25/35	421
4,000	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	3,585
12,033	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	10,641
13,000	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	12,573
4,469	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.544%, 05/25/35	3,975
	Impac Secured Assets CMN Owner Trust,
2,217	Series 2003-2, Class A1, 5.500%, 08/25/33	2,308
97	Series 2004-3, Class 1A4, VAR, 1.044%, 11/25/34	89
11,011	Series 2006-1, Class 2A1, VAR, 0.594%, 05/25/36	9,862
22,794	Series 2006-2, Class 2A1, VAR, 0.594%, 08/25/36	21,180
29,567	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.122%, 08/25/35	148
8,610	Jefferies & Co., Inc., Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	8,664
	JP Morgan Mortgage Trust,
1,660	Series 2004-A3, Class 4A1, VAR, 2.749%, 07/25/34	1,596
3,351	Series 2004-A4, Class 1A1, VAR, 2.761%, 09/25/34	3,368
2,320	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	2,392
7,550	Series 2005-A1, Class 3A4, VAR, 5.011%, 02/25/35	7,463
1,205	Series 2005-A1, Class 5A1, VAR, 4.436%, 02/25/35	1,211
39,448	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	38,001
22,536	Series 2006-A2, Class 5A3, VAR, 2.647%, 11/25/33	21,984
5,524	Series 2006-A3, Class 6A1, VAR, 2.762%, 08/25/34	4,894
3,720	Series 2007-A1, Class 5A1, VAR, 2.852%, 07/25/35	3,414

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,488	Series 2007-A1, Class 5A2, VAR, 2.852%, 07/25/35	1,365
	JP Morgan Reremic,
6,862	Series 2009-6, Class 4A1, VAR, 5.698%, 09/26/36 (e)	7,137
6,715	Series 2010-4, Class 7A1, VAR, 4.274%, 08/26/35 (e)	6,535
	Lehman Mortgage Trust,
2,239	Series 2006-2, Class 1A1, VAR, 6.494%, 04/25/36	2,164
1,930	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,494
10,000	Series 2008-2, Class 1A6, 6.000%, 03/25/38	7,318
	LVII Resecuritization Trust,
5,239	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	5,111
16,500	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	16,418
	MASTR Adjustable Rate Mortgages Trust,
1,451	Series 2004-3, Class 4A2, VAR, 2.392%, 04/25/34	1,347
11,331	Series 2004-13, Class 2A1, VAR, 2.662%, 04/21/34	11,175
8,673	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	8,682
754	Series 2004-15, Class 3A1, VAR, 3.041%, 12/25/34	594
	MASTR Alternative Loans Trust,
3,941	Series 2003-9, Class 2A1, 6.000%, 12/25/33	3,950
631	Series 2003-9, Class 8A1, 6.000%, 01/25/34	633
1,834	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,859
5,389	Series 2004-3, Class 3A1, 6.000%, 04/25/34	5,550
1,092	Series 2004-6, Class 30PO, PO, 07/25/34	837
594	Series 2004-6, Class 7A1, 6.000%, 07/25/34	591
932	Series 2004-7, Class 30PO, PO, 08/25/34	718
2,730	Series 2004-8, Class 6A1, 5.500%, 09/25/19	2,772
893	Series 2004-10, Class 1A1, 4.500%, 09/25/19	916
3,294	Series 2005-6, Class 3A1, 5.500%, 11/25/20	3,173

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	MASTR Asset Securitization Trust,
592	Series 2003-2, Class 1A1, 5.000%, 03/25/18	610
374	Series 2003-2, Class 2A1, 4.500%, 03/25/18	381
1,190	Series 2003-2, Class 2A10, 4.500%, 03/25/18	1,210
384	Series 2003-8, Class 1A1, 5.500%, 09/25/33	400
713	Series 2003-9, Class 15PO, PO, 10/25/18	602
667	Series 2003-9, Class 2A7, 5.500%, 10/25/33	693
440	Series 2003-11, Class 3A1, 4.500%, 12/25/18	449
492	Series 2003-12, Class 30PO, PO, 12/25/33	394
1,082	Series 2003-12, Class 6A1, 5.000%, 12/25/33	1,105
312	Series 2004-1, Class 30PO, PO, 02/25/34	246
5,299	Series 2004-4, Class 1A6, 5.250%, 12/26/33	5,458
155	Series 2004-4, Class 3A1, 4.500%, 04/25/19	158
441	Series 2004-6, Class 15PO, PO, 05/25/19	364
1,499	Series 2004-8, Class 1A1, 4.750%, 08/25/19	1,543
299	Series 2004-8, Class PO, PO, 08/25/19	252
1,133	Series 2004-9, Class 5A1, 5.250%, 09/25/19	1,169
3,596	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	3,800
2,300	Series 2006-2, Class 1A30, 6.000%, 06/25/36	1,957
	MASTR Reperforming Loan Trust,
19,319	Series 2005-2, Class 1A1F, VAR, 0.594%, 05/25/35 (e)	14,486
2,301	Series 2006-2, Class 1A1, VAR, 5.291%, 05/25/36 (e)	2,121
5,186	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	4,045
352	Medallion Trust, (Australia), Series 2004-1G, Class A1, VAR, 0.621%, 05/25/35	334
	Mellon Residential Funding Corp.,
8,717	Series 2000-TBC2, Class A1, VAR, 0.728%, 06/15/30	8,115
1,930	Series 2000-TBC3, Class A1, VAR, 0.689%, 12/15/30	1,868

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Non-Agency CMO — Continued
		Merrill Lynch Mortgage Investors, Inc.,
2,404		Series 2003-A5, Class 2A6, VAR, 2.499%, 08/25/33	2,347
3,887		Series 2004-A4, Class A2, VAR, 2.603%, 08/25/34	3,701
7,134		Series 2005-A2, Class A1, VAR, 2.582%, 02/25/35	6,033
5,576		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.468%, 06/25/37	5,061
99		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	111
		MLCC Mortgage Investors, Inc.,
2,919		Series 2003-E, Class A1, VAR, 0.864%, 10/25/28	2,549
4,129		Series 2004-1, Class 2A1, VAR, 2.195%, 12/25/34	4,063
4,427		Series 2004-C, Class A2, VAR, 1.401%, 07/25/29	4,108
		Morgan Stanley Mortgage Loan Trust,
8,780		Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	8,906
2,607		Series 2004-9, Class 4A, VAR, 5.416%, 11/25/19	2,681
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,205.250%, 04/20/21	16
2,333		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.564%, 02/25/35	1,859
		Nomura Asset Acceptance Corp.,
1,103		Series 2003-A1, Class A1, 5.500%, 05/25/33	1,151
318		Series 2003-A1, Class A2, 6.000%, 05/25/33	319
147		Series 2003-A1, Class A5, 7.000%, 04/25/33	154
30		Series 2003-A1, Class A7, 5.000%, 04/25/18	31
1,337		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	1,314
		Paine Webber CMO Trust,
5		Series H, Class 4, 8.750%, 04/01/18	5
23		Series P, Class 4, 8.500%, 08/01/19	26
4,024		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	4,272
1,917		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.700%, 05/25/35	1,847

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	55

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	RBSSP Resecuritization Trust,
7,154	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	7,262
3,228	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	3,391
3,988	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	4,011
6,462	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	6,450
3,641	Series 2009-11, Class 1A1, 5.528%, 06/26/34 (e)	3,640
6,550	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	6,723
18,489	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	19,472
2,914	Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	2,906
1,195	Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	1,201
8,888	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	8,888
25,568	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	25,376
3,068	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	3,085
	Residential Accredit Loans, Inc.,
1,383	Series 2001-QS19, Class A2, 6.000%, 12/25/16	1,410
606	Series 2002-QS16, Class A3, IF, 16.113%, 10/25/17	688
2,678	Series 2002-QS8, Class A5, 6.250%, 06/25/17	2,741
3,210	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,163
1,760	Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,761
663	Series 2003-QS1, Class A6, 4.250%, 01/25/33	667
1,889	Series 2003-QS12, Class A2A, IF, IO, 7.356%, 06/25/18	282
575	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	57
4,446	Series 2003-QS14, Class A1, 5.000%, 07/25/18	4,530
7,971	Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,021
1,421	Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,464

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
11,158	Series 2003-QS19, Class A1, 5.750%, 10/25/33	11,567
1,257	Series 2003-QS3, Class A2, IF, 15.963%, 02/25/18	1,350
1,183	Series 2003-QS3, Class A8, IF, IO, 7.356%, 02/25/18	122
3,542	Series 2003-QS9, Class A3, IF, IO, 7.306%, 05/25/18	530
11,668	Series 2004-QS7, Class A4, 5.500%, 05/25/34	10,297
285	Series 2004-QS8, Class A2, 5.000%, 06/25/34	286
3,000	Series 2005-QA6, Class A32, VAR, 5.606%, 05/25/35	1,689
498	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	338
	Residential Asset Securitization Trust,
1,348	Series 2003-A13, Class A3, 5.500%, 01/25/34	1,349
130	Series 2003-A14, Class A1, 4.750%, 02/25/19	131
2,628	Series 2003-A8, Class A5, 4.250%, 10/25/18	2,692
20,356	Series 2005-A2, Class A4, IF, IO, 4.806%, 03/25/35	2,101
2,378	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,587
	Residential Funding Mortgage Securities I,
1,680	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,736
481	Series 2003-S14, Class A4, PO, 07/25/18	416
1,368	Series 2003-S16, Class A3, 5.000%, 09/25/18	1,411
2,036	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	2,084
266	Series 2004-S6, Class 2A6, PO, 06/25/34	196
1,401	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	1,443
2,033	Series 2005-SA4, Class 1A1, VAR, 2.884%, 09/25/35	1,444
75	Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	54
	Salomon Brothers Mortgage Securities VII, Inc.,
7,391	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	7,079
239	Series 2003-UP2, Class PO1, PO, 12/25/18	216

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Sequoia Mortgage Trust,
3,002	Series 2004-8, Class A1, VAR, 0.596%, 09/20/34	2,624
4,708	Series 2004-8, Class A2, VAR, 1.122%, 09/20/34	4,171
1,417	Series 2004-10, Class A1A, VAR, 0.555%, 11/20/34	1,268
5,606	Series 2004-12, Class A3, VAR, 1.108%, 01/20/35	4,301
	Springleaf Mortgage Loan Trust,
18,143	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	18,420
14,225	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	14,227
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.916%, 06/25/34	4,145
3,661	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.905%, 10/19/34	3,253
	Structured Asset Securities Corp.,
971	Series 2002-17, Class B1, VAR, 6.098%, 09/25/32	958
115	Series 2002-10H, Class 1AP, PO, 05/25/32	85
715	Series 2003-8, Class 1A2, 5.000%, 04/25/18	732
4,668	Series 2003-16, Class A3, VAR, 0.744%, 06/25/33	4,445
117	Series 2003-21, Class 1A3, 5.500%, 07/25/33	117
3,892	Series 2003-29, Class 1A1, 4.750%, 09/25/18	3,991
1,085	Series 2003-30, Class 1A1, 5.500%, 10/25/33	1,118
590	Series 2003-30, Class 3A2, VAR, 0.744%, 10/25/33	588
953	Series 2003-32, Class 1A1, VAR, 5.268%, 11/25/33	998
1,399	Series 2003-31A, Class B1, VAR, 2.512%, 10/25/33	566
7,495	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	7,584
1,864	Series 2003-34A, Class 3A3, VAR, 2.512%, 11/25/33	1,726
6,901	Series 2003-37A, Class 2A, VAR, 5.028%, 12/25/33	6,932
1,420	Series 2004-20, Class 1A3, 5.250%, 11/25/34	1,426

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
15,909	Series 2004-5H, Class A4, 5.540%, 12/25/33	15,524
5,567	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	5,645
2,618	Series 2005-6, Class 4A1, 5.000%, 05/25/35	2,580
1,838	Series 2005-RF3, Class 1A, VAR, 0.594%, 06/25/35 (e)	1,372
3,408	Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, VAR, 0.884%, 09/25/43	3,226
	Vericrest Opportunity Loan Transferee,
9,656	Series 2011-NL1A, Class A1, VAR, 5.926%, 12/26/50 (e) (f) (i)	9,719
18,000	Series 2011-NL1A, Class A2, VAR, 9.077%, 12/26/50 (e) (f) (i)	18,196
7,835	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	7,862
14,400	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	14,517
11,434	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	11,463
6,985	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	7,010
	WaMu Mortgage Pass-Through Certificates,
3,822	Series 2003-AR7, Class A7, VAR, 2.443%, 08/25/33	3,782
20,293	Series 2003-AR9, Class 1A6, VAR, 2.461%, 09/25/33	20,122
4,062	Series 2003-AR9, Class 2A, VAR, 2.545%, 09/25/33	4,102
4,493	Series 2003-S1, Class A5, 5.500%, 04/25/33	4,727
710	Series 2003-S10, Class A2, 5.000%, 10/25/18	737
3,521	Series 2003-S11, Class 2A5, IF, 16.379%, 11/25/33	3,682
1,803	Series 2003-S13, Class 23A1, VAR, 0.794%, 12/25/18	1,742
1,384	Series 2003-S4, Class 2A10, IF, 16.792%, 06/25/33	1,534
1,888	Series 2003-S8, Class A4, 4.500%, 09/25/18	1,906
1,946	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,977
1,165	Series 2003-S8, Class A6, 4.500%, 09/25/18	1,211
21,756	Series 2003-S9, Class A8, 5.250%, 10/25/33	22,395
520	Series 2003-S9, Class P, PO, 10/25/33	403
5,220	Series 2004-AR3, Class A1, VAR, 2.549%, 06/25/34	5,138

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
6,707	Series 2004-AR3, Class A2, VAR, 2.549%, 06/25/34	6,603
2,600	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	2,672
2,870	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	2,998
1,478	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,479
737	Series 2004-S1, Class 1A3, VAR, 0.644%, 03/25/34	717
10,403	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	10,663
4,579	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	4,736
552	Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	308
1,929	Series 2006-AR8, Class 1A2, VAR, 2.531%, 08/25/46	1,262
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
5,591	Series 2005-1, Class 1A1, 5.500%, 03/25/35	4,973
400	Series 2005-1, Class CP, PO, 03/25/35	295
23,082	Series 2005-2, Class 1A4, IF, IO, 4.806%, 04/25/35	2,803
6,069	Series 2005-2, Class 2A3, IF, IO, 4.756%, 04/25/35	690
7,292	Series 2005-4, Class CB7, 5.500%, 06/25/35	6,209
7,585	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,017
1,912	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,541
769	Series 2006-1, Class 3A2, 5.750%, 02/25/36	586
	Washington Mutual MSC Mortgage Pass-Through Certificates,
670	Series 2003-MS5, Class 1A4, VAR, 0.744%, 03/25/18	655
84	Series 2003-MS7, Class P, PO, 03/25/33	68
	Wells Fargo Alternative Loan Trust,
388	Series 2003-1, Class APO, PO, 09/25/33	318
1,125	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	872
19,722	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	19,725

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
	Wells Fargo Mortgage-Backed Securities Trust,
693	Series 2003-8, Class A9, 4.500%, 08/25/18	721
200	Series 2003-11, Class 1A4, 4.750%, 10/25/18	199
510	Series 2003-11, Class 1APO, PO, 10/25/18	432
1,967	Series 2003-13, Class A7, 4.500%, 11/25/18	1,997
9,052	Series 2003-15, Class 1A1, 4.750%, 12/25/18	9,354
205	Series 2003-15, Class APO, PO, 12/25/18	175
610	Series 2003-16, Class 2A1, 4.500%, 12/25/18	623
658	Series 2003-J, Class 2A5, VAR, 4.421%, 10/25/33	661
11,757	Series 2003-K, Class 1A1, VAR, 4.430%, 11/25/33	11,908
450	Series 2003-K, Class 1A2, VAR, 4.430%, 11/25/33	465
1,499	Series 2003-L, Class 2A1, VAR, 4.508%, 11/25/33	1,501
2,045	Series 2004-4, Class A9, 5.500%, 05/25/34	2,106
698	Series 2004-7, Class 2A1, 4.500%, 07/25/19	713
819	Series 2004-7, Class 2A2, 5.000%, 07/25/19	845
1,049	Series 2004-8, Class APO, PO, 08/25/19	876
3,500	Series 2004-B, Class A1, VAR, 4.914%, 02/25/34	3,581
2,460	Series 2004-BB, Class A4, VAR, 2.618%, 01/25/35	2,455
7,212	Series 2004-EE, Class 2A1, VAR, 2.707%, 12/25/34	7,065
4,906	Series 2004-EE, Class 2A2, VAR, 2.707%, 12/25/34	4,860
7,331	Series 2004-EE, Class 3A1, VAR, 2.749%, 12/25/34	7,322
2,393	Series 2004-EE, Class 3A2, VAR, 2.749%, 12/25/34	2,401
9,340	Series 2004-I, Class 1A1, VAR, 2.692%, 07/25/34	9,118
30,073	Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	29,621
4,956	Series 2004-V, Class 1A1, VAR, 2.710%, 10/25/34	4,816
6,358	Series 2004-V, Class 1A2, VAR, 2.710%, 10/25/34	6,265
5,050	Series 2005-1, Class 2A1, 5.000%, 01/25/20	5,178

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,651	Series 2005-13, Class A1, 5.000%, 11/25/20	3,833
2,962	Series 2005-14, Class 1A1, 5.500%, 12/25/35	3,079
1,008	Series 2005-14, Class 2APO, PO, 12/25/35	791
6,574	Series 2005-AR8, Class 2A1, VAR, 2.686%, 06/25/35	6,214
1,550	Series 2007-7, Class A7, 6.000%, 06/25/37	1,462
11,000	Series 2007-9, Class 1A8, 5.500%, 07/25/37	10,970
8,535	Series 2007-11, Class A14, 6.000%, 08/25/37	8,014

		2,624,102

	Total Collateralized Mortgage Obligations (Cost $7,487,298)	7,923,187

Commercial Mortgage-Backed Securities — 2.2%
	Banc of America Commercial Mortgage, Inc.,
5,000	Series 2005-1, Class AJ, VAR, 5.194%, 11/10/42	5,086
5,000	Series 2005-3, Class A4, 4.668%, 07/10/43	5,496
10,625	Series 2005-3, Class AM, 4.727%, 07/10/43	11,236
2,500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,788
638,680	Series 2005-5, Class XC, IO, VAR, 0.069%, 10/10/45 (e)	2,239
7,628	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	8,019
2,855	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	3,202
7,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	7,882
11,500	Series 2006-4, Class A4, 5.634%, 07/10/46	13,045
2,500	Series 2006-5, Class A4, 5.414%, 09/10/47	2,796
258,294	Series 2006-5, Class XC, IO, VAR, 0.255%, 09/10/47 (e)	3,617
9,500	Banc of America Large Loan, Inc., Series 2009-UB1, Class A4A, VAR, 5.604%, 06/24/50 (e)	10,607
	Bear Stearns Commercial Mortgage Securities,
9,145	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	9,855
2,725	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,865
8,560	Series 2006-PW11, Class A4, VAR, 5.459%, 03/11/39	9,682
257,775	Series 2006-PW14, Class X1, IO, VAR, 0.185%, 12/11/38 (e)	4,190

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,700	Series 2006-T24, Class A4, 5.537%, 10/12/41	3,067
711,537	Series 2007-T26, Class X1, IO, VAR, 0.077%, 01/12/45 (e)	3,955
	Citigroup Commercial Mortgage Trust,
7,200	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	7,632
7	Series 2006-C4, Class A1, VAR, 5.730%, 03/15/49	7
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
180,450	Series 2006-CD3, Class XS, IO, VAR, 0.119%, 10/15/48 (e)	2,386
278,990	Series 2007-CD4, Class XC, IO, VAR, 0.188%, 12/11/49 (e)	2,434
4,700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.350%, 01/17/32	5,092
6,300	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	6,921
	Credit Suisse Mortgage Capital Certificates,
7,150	Series 2006-C2, Class A3, VAR, 5.663%, 03/15/39	7,877
268,297	Series 2007-C2, Class AX, IO, VAR, 0.101%, 01/15/49 (e)	1,405
1,700	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,812
257,480	CW Capital Cobalt Ltd., Series 2006-C1, Class IO, IO, VAR, 0.722%, 08/15/48	6,435
15,293	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	15,749
32,218	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	33,559
11,500	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	11,862
	GMAC Commercial Mortgage Securities, Inc.,
134	Series 2003-C1, Class A1, 3.337%, 05/10/36	135
14,000	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	15,384
3,500	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,641
	GS Mortgage Securities Corp. II,
11,100	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	11,989

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	59

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
7,300	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	8,130
161,739	Series 2006-GG8, Class X, IO, VAR, 0.619%, 11/10/39 (e)	3,511
5,500	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,550
	JP Morgan Chase Commercial Mortgage Securities Corp.,
8,300	Series 2004-CB8, Class A4, 4.404%, 01/12/39	8,767
6,000	Series 2004-CB9, Class A4, VAR, 5.579%, 06/12/41	6,506
5,150	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	5,309
628,118	Series 2005-CB11, Class X1, IO, VAR, 0.071%, 08/12/37 (e)	2,675
683,748	Series 2005-LDP5, Class X1, IO, VAR, 0.084%, 12/15/44 (e)	2,085
2,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	2,245
458,541	Series 2006-CB15, Class X1, IO, VAR, 0.076%, 06/12/43	3,139
2,195	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,461
1,600	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,814
6,000	Series 2006-LDP9, Class A3SF, VAR, 0.403%, 05/15/47	5,511
487,199	Series 2007-LD12, Class X, IO, VAR, 0.144%, 02/15/51	2,090
	LB-UBS Commercial Mortgage Trust,
11,528	Series 2004-C2, Class A4, 4.367%, 03/15/36	12,119
5,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	5,577
1,470	Series 2006-C4, Class A4, VAR, 5.874%, 06/15/38	1,686
190,487	Series 2007-C2, Class XW, IO, VAR, 0.528%, 02/15/40	3,865
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,798
3,325	Series 2005-LC1, Class AJ, VAR, 5.327%, 01/12/44	3,288
4,466	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	4,501
2,200	Series 2006-C1, Class A4, VAR, 5.661%, 05/12/39	2,504
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
4,950	Series 2006-1, Class A4, VAR, 5.429%, 02/12/39	5,538

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

444,970	Series 2006-4, Class XC, IO, VAR, 0.211%, 12/12/49 (e)	5,709
	Morgan Stanley Capital I,
3,700	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	3,941
239,494	Series 2006-IQ12, Class X1, IO, VAR, 0.142%, 12/15/43 (e)	3,410
459,540	Series 2007-HQ11, Class X, IO, VAR, 0.230%, 02/12/44 (e)	3,431
116,471	Series 2007-HQ13, Class X1, IO, VAR, 0.413%, 12/15/44 (e)	1,896
356,274	Series 2007-IQ13, Class X, IO, VAR, 0.440%, 03/15/44 (e)	5,400
6,107	Series 2011-C3, Class A3, 4.054%, 07/15/49	6,567
8	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.980%, 01/15/39	8
	Morgan Stanley Reremic Trust,
5,923	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	5,952
23,300	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	23,853
3,878	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	3,874
26,000	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	27,644
31,373	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	31,471
1,452	Multi Security Asset Trust, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	1,445
6,060	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	6,443
27,950	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.707%, 08/15/39	30,227
	Wachovia Bank Commercial Mortgage Trust,
6,628	Series 2003-C9, Class A4, VAR, 5.012%, 12/15/35	7,013
10,719	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	11,558
1,004,956	Series 2006-C24, Class XC, IO, VAR, 0.041%, 03/15/45 (e)	4,132
10,265	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	11,178

	Total Commercial Mortgage-Backed Securities (Cost $514,370)	540,768

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — 16.2%
	Consumer Discretionary — 1.2%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,599	3.750%, 12/01/21	4,856
3,335	4.250%, 03/01/21	3,599
7,000	5.250%, 12/01/41	7,455

		15,910

	Automobiles — 0.1%
	Daimler Finance North America LLC,
5,248	2.625%, 09/15/16 (e)	5,372
9,800	2.950%, 01/11/17 (e)	10,125
1,500	8.500%, 01/18/31	2,227

		17,724

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,600	4.600%, 02/15/21	6,075
4,322	5.000%, 03/01/21	4,802
12,465	6.000%, 08/15/40	14,300

		25,177

	Hotels, Restaurants & Leisure — 0.0% (g)
2,025	McDonald’s Corp., 4.300%, 03/01/13	2,098

	Household Durables — 0.0% (g)
3,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	3,255

	Media — 0.8%
	CBS Corp.,
750	5.500%, 05/15/33	806
1,426	5.750%, 04/15/20	1,642
6,025	7.875%, 07/30/30	8,021
1,500	8.875%, 05/15/19	2,000
	Comcast Cable Communications Holdings, Inc.,
6,417	8.375%, 03/15/13	6,919
5,250	9.455%, 11/15/22	7,764
	Comcast Cable Communications LLC,
2,200	7.125%, 06/15/13	2,371
1,000	8.875%, 05/01/17	1,305
1,800	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,657
	Comcast Corp.,
1,300	5.900%, 03/15/16	1,512
3,000	6.450%, 03/15/37	3,746
1,000	6.500%, 01/15/17	1,204
4,600	6.500%, 11/15/35	5,713

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
	Cox Communications, Inc.,
2,600	5.450%, 12/15/14	2,901
1,300	8.375%, 03/01/39 (e)	1,838
2,650	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,182
6,674	Discovery Communications LLC, 4.375%, 06/15/21	7,397
3,365	Historic TW, Inc., 9.150%, 02/01/23	4,674
	NBCUniversal Media LLC,
4,000	4.375%, 04/01/21	4,382
2,780	5.150%, 04/30/20	3,214
5,102	5.950%, 04/01/41	6,198
	News America, Inc.,
2,500	6.200%, 12/15/34	2,900
3,000	6.650%, 11/15/37	3,656
1,500	6.900%, 08/15/39	1,862
1,965	7.250%, 05/18/18	2,382
4,400	7.300%, 04/30/28	5,095
3,000	7.625%, 11/30/28	3,587
1,100	8.000%, 10/17/16	1,348
1,050	8.875%, 04/26/23	1,356
	TCI Communications, Inc.,
1,337	7.125%, 02/15/28	1,696
426	8.750%, 08/01/15	520
	Thomson Reuters Corp., (Canada),
9,049	3.950%, 09/30/21	9,576
2,150	4.700%, 10/15/19	2,370
1,125	5.950%, 07/15/13	1,192
	Time Warner Cable, Inc.,
3,735	5.500%, 09/01/41	4,113
1,700	5.850%, 05/01/17	2,000
4,600	5.875%, 11/15/40	5,223
2,595	6.550%, 05/01/37	3,132
4,550	6.750%, 07/01/18	5,592
2,000	6.750%, 06/15/39	2,493
2,450	7.300%, 07/01/38	3,149
1,590	8.250%, 02/14/14	1,808
2,150	8.250%, 04/01/19	2,788
1,785	8.750%, 02/14/19	2,361
	Time Warner Entertainment Co. LP,
2,020	8.375%, 03/15/23	2,763
6,500	8.375%, 07/15/33	8,523
2,165	10.150%, 05/01/12	2,195
	Time Warner, Inc.,
5,670	4.750%, 03/29/21	6,344
1,754	5.375%, 10/15/41	1,948

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	61

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
3,125	6.200%, 03/15/40	3,713
4,139	6.250%, 03/29/41	4,991
3,825	7.625%, 04/15/31	5,130
1,255	7.700%, 05/01/32	1,709
	Viacom, Inc.,
1,672	1.250%, 02/27/15	1,674
5,627	3.875%, 12/15/21	5,931
600	4.500%, 03/01/21	659
2,022	4.500%, 02/27/42	2,008
4,500	Walt Disney Co. (The), 4.125%, 12/01/41	4,611

		201,844

	Multiline Retail — 0.1%
	Kohl’s Corp.,
2,800	4.000%, 11/01/21	2,928
1,000	6.250%, 12/15/17	1,184
	Macy’s Retail Holdings, Inc.,
1,200	3.875%, 01/15/22	1,234
978	5.125%, 01/15/42	999
1,300	7.450%, 07/15/17	1,596
3,856	Nordstrom, Inc., 4.000%, 10/15/21	4,216
	Target Corp.,
2,100	6.000%, 01/15/18	2,572
1,900	7.000%, 01/15/38	2,703

		17,432

	Specialty Retail — 0.1%
3,788	Gap, Inc. (The), 5.950%, 04/12/21	3,799
4,600	Home Depot, Inc., 5.400%, 03/01/16	5,342
	Lowe’s Cos., Inc.,
2,153	3.800%, 11/15/21	2,325
2,305	5.125%, 11/15/41	2,637
3,500	7.110%, 05/15/37	4,686
1,775	Staples, Inc., 9.750%, 01/15/14	2,036

		20,825

	Total Consumer Discretionary	304,265

	Consumer Staples — 0.7%
	Beverages — 0.2%
	Anheuser-Busch Cos. LLC,
1,000	5.500%, 01/15/18	1,182
1,100	5.750%, 04/01/36	1,339
	Anheuser-Busch InBev Worldwide, Inc.,
3,615	1.500%, 07/14/14	3,672
7,050	7.750%, 01/15/19	9,283

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Beverages — Continued
	Coca-Cola Co. (The),
1,550	3.625%, 03/15/14	1,647
1,550	4.875%, 03/15/19	1,816
2,780	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	3,214
	Diageo Finance B.V., (Netherlands),
2,150	5.300%, 10/28/15	2,462
3,600	5.500%, 04/01/13	3,792
3,975	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	4,384
	PepsiCo, Inc.,
935	0.800%, 08/25/14	941
2,503	3.000%, 08/25/21	2,581
231	7.900%, 11/01/18	315
	SABMiller Holdings, Inc.,
3,784	1.850%, 01/15/15 (e)	3,846
4,660	3.750%, 01/15/22 (e)	4,860
	SABMiller plc, (United Kingdom),
1,900	5.500%, 08/15/13 (e)	2,014
4,600	5.700%, 01/15/14 (e)	4,951
850	6.500%, 07/01/16 (e)	985

		53,284

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
6,794	5.750%, 05/15/41	8,126
2,000	6.125%, 09/15/39	2,498
7,211	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	7,839
	Kroger Co. (The),
3,867	2.200%, 01/15/17	3,938
924	5.400%, 07/15/40	1,012
2,000	6.150%, 01/15/20	2,468
600	6.400%, 08/15/17	728
2,225	7.500%, 01/15/14	2,489
	Wal-Mart Stores, Inc.,
1,820	4.550%, 05/01/13	1,907
1,200	5.250%, 09/01/35	1,416
1,050	6.200%, 04/15/38	1,385
700	7.550%, 02/15/30	1,030

		34,836

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
2,125	5.875%, 05/15/13	2,219
7,760	8.500%, 06/15/19	9,598
605	Bunge N.A. Finance LP, 5.900%, 04/01/17	663

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food Products — Continued
	Cargill, Inc.,
7,750	3.300%, 03/01/22 (e)	7,798
2,724	4.307%, 05/14/21 (e)	2,945
1,550	6.000%, 11/27/17 (e)	1,836
2,850	7.350%, 03/06/19 (e)	3,583
1,900	H.J. Heinz Co., 6.375%, 07/15/28	2,339
	Kellogg Co.,
2,270	3.250%, 05/21/18	2,387
1,500	4.250%, 03/06/13	1,554
2,600	5.125%, 12/03/12	2,689
	Kraft Foods, Inc.,
5,888	5.375%, 02/10/20	6,865
4,250	6.125%, 02/01/18	5,095
2,000	6.125%, 08/23/18	2,411
9,705	6.500%, 08/11/17	11,778
3,000	6.500%, 02/09/40	3,901
1,600	6.875%, 02/01/38	2,124
2,700	6.875%, 01/26/39	3,565
1,200	7.000%, 08/11/37	1,589

		74,939

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,360	2.400%, 03/01/22	1,339
500	7.500%, 11/01/18	662
2,120	Procter & Gamble - ESOP, 9.360%, 01/01/21	2,850
1,000	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,272

		6,123

	Total Consumer Staples	169,182

	Energy — 0.9%
	Energy Equipment & Services — 0.1%
	Halliburton Co.,
750	6.150%, 09/15/19	909
5,050	7.450%, 09/15/39	7,407
2,500	7.600%, 08/15/96 (e)	3,456
	Noble Holding International Ltd., (Cayman Islands),
871	3.950%, 03/15/22	896
621	5.250%, 03/15/42	657
3,268	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,374
	Transocean, Inc., (Cayman Islands),
1,888	6.375%, 12/15/21	2,228
6,750	6.500%, 11/15/20	7,872

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — Continued
1,487	7.350%, 12/15/41	1,897
500	7.500%, 04/15/31	602

		29,298

	Oil, Gas & Consumable Fuels — 0.8%
2,655	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	3,201
	Anadarko Petroleum Corp.,
405	5.750%, 06/15/14	441
8,500	7.625%, 03/15/14	9,438
1,100	8.700%, 03/15/19	1,465
2,500	Apache Corp., 6.900%, 09/15/18	3,173
	BP Capital Markets plc, (United Kingdom),
1,380	3.125%, 03/10/12	1,381
5,500	3.875%, 03/10/15	5,965
6,200	4.742%, 03/11/21	7,144
9,100	5.250%, 11/07/13	9,776
	Canadian Natural Resources Ltd., (Canada),
400	5.900%, 02/01/18	477
1,450	6.450%, 06/30/33	1,827
2,000	6.750%, 02/01/39	2,686
400	7.200%, 01/15/32	523
5,100	Chevron Corp., 4.950%, 03/03/19	6,141
1,040	Conoco Funding Co., (Canada), 7.250%, 10/15/31	1,454
	ConocoPhillips,
1,500	5.200%, 05/15/18	1,793
2,000	5.750%, 02/01/19	2,462
1,450	6.000%, 01/15/20	1,825
1,450	6.500%, 02/01/39	2,049
1,280	Devon Energy Corp., 6.300%, 01/15/19	1,587
	Encana Corp., (Canada),
2,330	6.500%, 05/15/19	2,767
1,145	6.500%, 08/15/34	1,294
5,400	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	5,756
	EOG Resources, Inc.,
5,300	4.100%, 02/01/21	5,858
1,800	6.875%, 10/01/18	2,253
1,155	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,358
1,230	Kerr-McGee Corp., 6.950%, 07/01/24	1,517
	Marathon Oil Corp.,
2,819	5.900%, 03/15/18	3,322
2,800	6.000%, 10/01/17	3,303
2,430	Occidental Petroleum Corp., 1.750%, 02/15/17	2,462

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,150	PC Financial Partnership, 5.000%, 11/15/14	1,264
7,202	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	7,743
	Petro-Canada, (Canada),
2,549	6.050%, 05/15/18	3,086
3,200	6.800%, 05/15/38	4,312
2,045	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,272
	Shell International Finance B.V., (Netherlands),
2,330	1.875%, 03/25/13	2,368
994	3.100%, 06/28/15	1,070
2,330	4.000%, 03/21/14	2,489
3,000	4.300%, 09/22/19	3,464
8,580	4.375%, 03/25/20	10,036
6,000	6.375%, 12/15/38	8,401
	Statoil ASA, (Norway),
2,950	3.125%, 08/17/17	3,172
2,301	3.150%, 01/23/22	2,389
1,866	4.250%, 11/23/41	1,936
3,700	5.250%, 04/15/19	4,378
	Suncor Energy, Inc., (Canada),
2,400	5.950%, 12/01/34	2,841
1,900	6.100%, 06/01/18	2,318
900	6.850%, 06/01/39	1,221
5,355	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	6,710
	Tosco Corp.,
300	7.800%, 01/01/27	415
3,500	8.125%, 02/15/30	5,060
	Total Capital International S.A., (France),
2,112	1.500%, 02/17/17	2,116
1,400	2.875%, 02/17/22	1,425
	Total Capital S.A., (France),
10,000	2.300%, 03/15/16	10,425
2,218	4.125%, 01/28/21	2,490
2,800	XTO Energy, Inc., 5.750%, 12/15/13	3,041

		191,140

	Total Energy	220,438

	Financials — 8.7%
	Capital Markets — 1.7%
	Bank of New York Mellon Corp. (The),
2,857	1.200%, 02/20/15	2,859
9,791	2.400%, 01/17/17	10,057
8,000	2.950%, 06/18/15	8,439

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
2,500	3.100%, 01/15/15	2,632
3,444	3.550%, 09/23/21	3,574
3,750	4.600%, 01/15/20	4,182
1,000	5.125%, 08/27/13	1,065
	BlackRock, Inc.,
3,245	3.500%, 12/10/14	3,475
9,294	5.000%, 12/10/19	10,609
10,200	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	10,305
1,600	Charles Schwab Corp. (The), 4.950%, 06/01/14	1,743
	Credit Suisse USA, Inc.,
1,200	4.875%, 01/15/15	1,286
1,803	5.125%, 08/15/15	1,959
2,500	FMR LLC, 6.450%, 11/15/39 (e)	2,766
2,095	Goldman Sachs Capital I, 6.345%, 02/15/34	1,962
1,000	Goldman Sachs Group LP, 8.000%, 03/01/13 (e)	1,050
	Goldman Sachs Group, Inc. (The),
6,465	3.625%, 02/07/16	6,488
4,020	3.700%, 08/01/15	4,100
2,694	4.750%, 07/15/13	2,793
12,876	5.250%, 10/15/13	13,483
3,927	5.250%, 07/27/21	3,934
9,757	5.375%, 03/15/20	9,998
5,300	5.750%, 01/24/22	5,532
12,900	5.950%, 01/18/18	13,941
14,670	6.000%, 06/15/20	15,595
2,200	6.150%, 04/01/18	2,384
7,470	6.250%, 09/01/17	8,204
1,600	6.750%, 10/01/37	1,604
32,760	7.500%, 02/15/19	37,294
	Jefferies Group, Inc.,
3,075	3.875%, 11/09/15	2,921
2,750	5.125%, 04/13/18	2,571
5,600	6.450%, 06/08/27	5,264
8,900	8.500%, 07/15/19	9,568
	Lehman Brothers Holdings, Inc.,
151	3.950%, 11/10/09 (d)	41
3,480	4.800%, 03/13/14 (d)	944
800	5.750%, 05/17/13 (d)	217
3,000	6.000%, 07/19/12 (d)	814
3,962	6.625%, 01/18/13 (d)	1,075
450	6.750%, 12/28/17 (d)	—	(h)
219	7.875%, 11/01/09 (d)	59

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
	Macquarie Group Ltd., (Australia),
4,600	6.000%, 01/14/20 (e)	4,521
10,015	6.250%, 01/14/21 (e)	9,996
6,992	7.300%, 08/01/14 (e)	7,368
745	7.625%, 08/13/19 (e)	768
	Merrill Lynch & Co., Inc.,
700	5.000%, 01/15/15	721
3,723	5.450%, 07/15/14	3,873
6,929	6.150%, 04/25/13	7,202
21,186	6.400%, 08/28/17	22,307
6,348	6.875%, 04/25/18	6,909
	Morgan Stanley,
6,626	4.000%, 07/24/15	6,632
4,263	4.200%, 11/20/14	4,279
2,711	4.750%, 04/01/14	2,743
9,078	5.300%, 03/01/13	9,346
5,200	5.450%, 01/09/17	5,350
7,503	5.500%, 07/24/20	7,390
14,220	5.625%, 09/23/19	14,218
1,300	5.750%, 08/31/12	1,330
3,245	5.750%, 01/25/21	3,216
5,800	6.000%, 05/13/14	6,077
3,294	6.000%, 04/28/15	3,470
1,070	6.250%, 08/28/17	1,122
4,425	6.625%, 04/01/18	4,692
8,400	7.300%, 05/13/19	9,066
	Nomura Holdings, Inc., (Japan),
8,375	4.125%, 01/19/16	8,501
2,828	5.000%, 03/04/15	2,967
6,114	6.700%, 03/04/20	6,626
887	Northern Trust Corp., 5.500%, 08/15/13	945
1,250	State Street Corp., 4.300%, 05/30/14	1,337
	UBS AG, (Switzerland),
2,927	2.250%, 08/12/13	2,936
13,050	3.875%, 01/15/15	13,535
2,000	4.875%, 08/04/20	2,078
3,755	5.750%, 04/25/18	4,147
1,025	5.875%, 12/20/17	1,137

		403,592

	Commercial Banks — 2.9%
2,930	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	2,965
	Australia & New Zealand Banking Group Ltd., (Australia),
9,960	2.400%, 11/23/16 (e)	10,030

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
6,200	3.250%, 03/01/16 (e)	6,334
2,867	4.875%, 01/12/21 (e)	3,097
7,402	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	7,480
	Bank of Nova Scotia, (Canada),
8,206	1.650%, 10/29/15 (e)	8,358
8,400	2.550%, 01/12/17	8,694
7,071	3.400%, 01/22/15	7,516
	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan),
9,498	2.350%, 02/23/17 (e)	9,545
4,367	3.850%, 01/22/15 (e)	4,637
	Barclays Bank plc, (United Kingdom),
9,400	2.500%, 01/23/13	9,481
8,375	2.500%, 09/21/15 (e)	8,489
7,700	2.750%, 02/23/15	7,739
3,858	3.900%, 04/07/15	3,999
1,100	5.000%, 09/22/16	1,185
4,500	5.125%, 01/08/20	4,758
9,300	5.200%, 07/10/14	9,875
3,700	6.050%, 12/04/17 (e)	3,767
500	6.750%, 05/22/19	574
	BB&T Corp.,
4,855	3.375%, 09/25/13	5,038
5,945	3.850%, 07/27/12	6,024
6,250	3.950%, 04/29/16	6,786
2,750	4.900%, 06/30/17	3,009
7,358	5.700%, 04/30/14	8,089
1,650	6.850%, 04/30/19	2,028
	Branch Banking & Trust Co.,
598	4.875%, 01/15/13	618
4,650	5.625%, 09/15/16	5,295
1,500	Cadets Trust, 4.800%, 07/15/13 (e) (f) (i)	1,564
37,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	39,130
1,250	Comerica Bank, 5.200%, 08/22/17	1,370
1,960	Comerica, Inc., 3.000%, 09/16/15	2,030
	Credit Suisse, (Switzerland),
3,290	4.375%, 08/05/20	3,345
2,700	5.000%, 05/15/13	2,806
6,300	5.300%, 08/13/19	6,715
4,000	5.400%, 01/14/20	4,018
4,995	5.500%, 05/01/14	5,347
5,150	6.000%, 02/15/18	5,424
	Deutsche Bank AG, (Germany),
7,800	3.250%, 01/11/16	7,992

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	65

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
3,520	3.875%, 08/18/14	3,677
14,418	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	14,571
1,450	Fifth Third Bancorp, 5.450%, 01/15/17	1,583
	HSBC Bank plc, (United Kingdom),
10,761	1.625%, 07/07/14 (e)	10,795
9,146	3.100%, 05/24/16 (e)	9,355
4,624	3.500%, 06/28/15 (e)	4,794
5,961	4.125%, 08/12/20 (e)	6,114
10,000	4.750%, 01/19/21 (e)	10,685
6,805	HSBC Bank USA N.A., 4.625%, 04/01/14	7,194
	HSBC Holdings plc, (United Kingdom),
7,200	4.875%, 01/14/22	7,801
4,669	5.100%, 04/05/21	5,110
7,200	6.100%, 01/14/42	8,582
10,000	HSBC USA, Inc., 2.375%, 02/13/15	10,141
11,028	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	10,971
3,150	KeyBank N.A., 5.500%, 09/17/12	3,231
3,750	KeyCorp, 6.500%, 05/14/13	3,975
14,349	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	14,503
	Manufacturers & Traders Trust Co.,
4,500	6.625%, 12/04/17	5,220
6,250	VAR, 2.081%, 04/01/13	6,236
	National Australia Bank Ltd., (Australia),
18,650	2.500%, 01/08/13 (e)	18,895
7,800	2.750%, 09/28/15 (e)	7,927
7,000	3.000%, 07/27/16 (e)	7,137
3,455	3.750%, 03/02/15 (e)	3,620
8,677	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	8,833
4,000	National City Bank, 5.800%, 06/07/17	4,467
	Nordea Bank AB, (Sweden),
5,000	1.750%, 10/04/13 (e)	4,981
6,198	4.875%, 05/13/21 (e)	5,961
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,369
	PNC Funding Corp.,
1,284	2.700%, 09/19/16	1,335
1,015	3.000%, 05/19/14	1,055
4,534	4.375%, 08/11/20	5,003
5,700	5.125%, 02/08/20	6,576
1,200	5.250%, 11/15/15	1,339
1,230	5.625%, 02/01/17	1,366
4,100	6.700%, 06/10/19	5,069

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
	Rabobank Nederland N.V., (Netherlands),
2,340	2.125%, 10/13/15	2,340
12,700	3.200%, 03/11/15 (e)	13,069
2,501	3.375%, 01/19/17	2,575
5,921	3.875%, 02/08/22	5,905
6,900	4.500%, 01/11/21	7,246
3,500	5.800%, 09/30/10 (e)	3,451
4,000	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	4,097
2,450	SouthTrust Bank, 7.690%, 05/15/25	2,927
	SunTrust Banks, Inc.,
4,015	5.250%, 11/05/12	4,125
1,000	6.000%, 09/11/17	1,115
505	7.250%, 03/15/18	583
6,699	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,890
	Toronto-Dominion Bank (The), (Canada),
9,045	2.200%, 07/29/15 (e)	9,392
5,384	2.500%, 07/14/16	5,588
	U.S. Bancorp,
4,680	2.450%, 07/27/15	4,874
4,299	2.875%, 11/20/14	4,496
3,667	3.000%, 03/15/22	3,674
3,558	4.125%, 05/24/21	3,915
1,400	7.500%, 06/01/26	1,733
690	U.S. Bank N.A., 6.300%, 02/04/14	757
	Wachovia Bank N.A.,
4,700	5.000%, 08/15/15	5,089
15,190	6.000%, 11/15/17	17,468
2,700	6.600%, 01/15/38	3,286
4,430	VAR, 0.876%, 03/15/16	4,152
	Wachovia Corp.,
2,130	4.875%, 02/15/14	2,246
8,400	5.500%, 05/01/13	8,853
3,050	5.750%, 06/15/17	3,545
18,075	5.750%, 02/01/18	20,974
	Wells Fargo & Co.,
15,339	2.625%, 12/15/16	15,791
8,500	4.600%, 04/01/21	9,376
9,185	5.625%, 12/11/17	10,634
16,700	SUB, 3.676%, 06/15/16	17,896
	Wells Fargo Bank N.A.,
4,870	4.750%, 02/09/15	5,239
2,000	5.750%, 05/16/16	2,255

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
	Westpac Banking Corp., (Australia),
6,550	2.450%, 11/28/16 (e)	6,610
4,800	4.200%, 02/27/15	5,131
10,711	4.875%, 11/19/19	11,490

		704,409

	Consumer Finance — 0.7%
4,900	American Express Centurion Bank, 6.000%, 09/13/17	5,748
2,750	American Express Co., 7.000%, 03/19/18	3,387
	American Express Credit Corp.,
8,055	2.800%, 09/19/16	8,346
9,100	5.875%, 05/02/13	9,599
5,650	7.300%, 08/20/13	6,141
1,479	American General Finance Corp., 5.375%, 10/01/12	1,398
	American Honda Finance Corp.,
8,000	1.450%, 02/27/15 (e)	8,023
4,121	2.125%, 02/28/17 (e)	4,146
2,060	2.375%, 03/18/13 (e)	2,097
11,476	2.600%, 09/20/16 (e)	11,812
1,335	7.625%, 10/01/18 (e)	1,712
17,474	Capital One Bank USA N.A., 8.800%, 07/15/19	21,354
	Capital One Financial Corp.,
2,502	4.750%, 07/15/21	2,638
8,300	6.750%, 09/15/17	9,642
6,075	7.375%, 05/23/14	6,761
	HSBC Finance Corp.,
311	4.750%, 07/15/13	322
6,500	5.000%, 06/30/15	6,889
1,600	5.250%, 01/15/14	1,685
200	5.500%, 01/19/16	215
1,078	6.375%, 11/27/12	1,116
308	7.350%, 11/27/32	328
1,700	VAR, 0.821%, 01/15/14	1,643
	John Deere Capital Corp.,
2,491	3.150%, 10/15/21	2,586
450	4.500%, 04/03/13	468
4,750	5.250%, 10/01/12	4,885
2,437	SLM Corp., 5.375%, 01/15/13	2,498
	Toyota Motor Credit Corp.,
8,000	1.000%, 02/17/15	7,988
15,500	2.000%, 09/15/16	15,787
3,900	2.050%, 01/12/17	3,977
5,538	3.200%, 06/17/15	5,892

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
2,002	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	2,016

		161,099

	Diversified Financial Services — 1.9%
11,300	Associates Corp. of North America, 6.950%, 11/01/18	12,782
18,700	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	18,943
	Bank of America Corp.,
2,385	3.625%, 03/17/16	2,359
5,500	4.900%, 05/01/13	5,652
2,715	5.000%, 05/13/21	2,704
6,500	5.625%, 10/14/16	6,786
15,500	5.625%, 07/01/20	16,080
7,980	5.650%, 05/01/18	8,279
9,255	5.700%, 01/24/22	9,809
4,635	5.750%, 12/01/17	4,852
3,300	5.875%, 01/05/21	3,473
5,000	6.500%, 08/01/16	5,405
3,000	7.375%, 05/15/14	3,243
3,500	7.625%, 06/01/19	3,957
7,420	Bank of America N.A., 5.300%, 03/15/17	7,542
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,759
6,049	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	6,292
	Caterpillar Financial Services Corp.,
1,900	4.900%, 08/15/13	2,015
1,000	5.450%, 04/15/18	1,186
900	5.500%, 03/15/16	1,043
4,800	6.200%, 09/30/13	5,216
3,500	7.050%, 10/01/18	4,473
600	7.150%, 02/15/19	779
	Citigroup, Inc.,
5,628	2.650%, 03/02/15	5,630
8,500	4.450%, 01/10/17	8,971
11,602	4.587%, 12/15/15	12,289
1,500	4.700%, 05/29/15	1,585
5,400	4.750%, 05/19/15	5,722
5,286	5.000%, 09/15/14	5,503
5,470	5.375%, 08/09/20	5,956
1,000	5.500%, 02/15/17	1,051
2,054	5.875%, 01/30/42	2,188
1,575	6.000%, 12/13/13	1,671
13,500	6.000%, 08/15/17	15,036

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	67

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
7,525	6.010%, 01/15/15	8,195
5,350	6.125%, 11/21/17	5,993
3,675	6.375%, 08/12/14	3,987
2,400	6.500%, 08/19/13	2,543
700	6.875%, 03/05/38	821
2,850	8.125%, 07/15/39	3,723
13,075	8.500%, 05/22/19	16,222
	CME Group, Inc.,
4,050	5.400%, 08/01/13	4,308
3,850	5.750%, 02/15/14	4,211
1,225	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,460
	ERAC USA Finance LLC,
2,728	2.250%, 01/10/14 (e)	2,731
3,874	4.500%, 08/16/21 (e)	3,971
400	6.375%, 10/15/17 (e)	460
	FUEL Trust,
12,102	3.984%, 06/15/16 (e)	12,359
3,346	4.207%, 04/15/16 (e)	3,433
	General Electric Capital Corp.,
4,131	2.250%, 11/09/15	4,249
14,400	4.375%, 09/16/20	15,358
6,050	4.625%, 01/07/21	6,570
13,000	4.650%, 10/17/21	14,137
16,000	5.250%, 10/19/12	16,476
1,787	5.300%, 02/11/21	1,969
1,500	5.400%, 02/15/17	1,722
2,000	5.500%, 06/04/14	2,183
10,250	5.500%, 01/08/20	11,700
7,400	5.625%, 09/15/17	8,531
32,425	5.625%, 05/01/18	37,432
1,900	5.875%, 01/14/38	2,124
4,700	5.900%, 05/13/14	5,187
24,792	6.000%, 06/15/12	25,176
5,300	6.000%, 08/07/19	6,183
9,241	6.750%, 03/15/32	11,230
900	6.875%, 01/10/39	1,111
3,500	VAR, 0.673%, 02/15/17	3,292
2,625	VAR, 0.701%, 04/10/12	2,626
10,530	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	10,557
	National Rural Utilities Cooperative Finance Corp.,
530	2.625%, 09/16/12	536
3,550	4.750%, 03/01/14	3,826

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
2,155	10.375%, 11/01/18	3,146
2,400	Textron Financial Corp., 5.400%, 04/28/13	2,496

		472,465

	Insurance — 1.2%
	ACE INA Holdings, Inc.,
3,636	2.600%, 11/23/15	3,767
2,000	5.600%, 05/15/15	2,265
	Aflac, Inc.,
2,077	2.650%, 02/15/17	2,109
2,371	4.000%, 02/15/22	2,405
2,118	6.450%, 08/15/40	2,449
1,500	8.500%, 05/15/19	1,952
1,150	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	1,339
5,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	5,270
	American International Group, Inc.,
3,284	4.250%, 05/15/13	3,352
2,800	5.450%, 05/18/17	2,976
1,425	5.600%, 10/18/16	1,529
	Aon Corp.,
2,483	3.125%, 05/27/16	2,563
2,012	3.500%, 09/30/15	2,103
1,668	6.250%, 09/30/40	2,078
16,966	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	17,305
	Berkshire Hathaway Finance Corp.,
3,000	2.450%, 12/15/15	3,136
3,500	4.000%, 04/15/12	3,513
3,800	4.600%, 05/15/13	3,981
750	5.000%, 08/15/13	798
11,700	5.400%, 05/15/18	13,913
1,300	5.750%, 01/15/40	1,575
	Berkshire Hathaway, Inc.,
11,564	3.400%, 01/31/22	11,811
5,859	3.750%, 08/15/21	6,155
1,130	Chubb Corp., 5.750%, 05/15/18	1,356
	CNA Financial Corp.,
6,800	5.850%, 12/15/14	7,273
5,063	5.875%, 08/15/20	5,500
	Jackson National Life Global Funding,
3,000	4.700%, 06/01/18 (e)	3,200
3,400	5.375%, 05/08/13 (e)	3,537
4,115	6.125%, 05/30/12 (e)	4,161

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
2,980	Liberty Mutual Group, Inc., 5.750%, 03/15/14 (e)	3,137
1,625	Lincoln National Corp., 4.850%, 06/24/21	1,734
1,970	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,096
	MassMutual Global Funding II,
2,714	2.300%, 09/28/15 (e)	2,787
1,628	2.875%, 04/21/14 (e)	1,682
5,150	3.625%, 07/16/12 (e)	5,206
7,358	MetLife Institutional Funding II, VAR, 1.481%, 04/04/14 (e)	7,355
815	MetLife, Inc., 6.817%, 08/15/18	997
	Metropolitan Life Global Funding I,
2,500	2.000%, 01/10/14 (e)	2,527
10,000	2.000%, 01/09/15 (e)	10,105
17,335	2.500%, 01/11/13 (e)	17,539
3,235	3.125%, 01/11/16 (e)	3,312
13,300	3.650%, 06/14/18 (e)	13,674
3,000	5.125%, 04/10/13 (e)	3,131
2,497	5.200%, 09/18/13 (e)	2,649
1,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	1,042
1,130	Nationwide Financial Services, 5.900%, 07/01/12	1,139
	Nationwide Mutual Insurance Co.,
1,000	6.600%, 04/15/34 (e)	979
12,430	9.375%, 08/15/39 (e)	15,949
	New York Life Global Funding,
6,200	1.300%, 01/12/15 (e)	6,249
3,000	3.000%, 05/04/15 (e)	3,170
5,910	4.650%, 05/09/13 (e)	6,183
5,914	5.375%, 09/15/13 (e)	6,329
	Pacific Life Global Funding,
4,000	5.000%, 05/15/17 (e)	4,229
2,500	5.150%, 04/15/13 (e)	2,616
4,100	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	5,445
6,400	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	6,874
1,600	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,718
	Principal Life Income Funding Trusts,
5,900	5.100%, 04/15/14	6,313
2,215	5.300%, 12/14/12	2,292
2,900	5.300%, 04/24/13	3,047

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
11,540	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	15,444
1,070	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,303
3,200	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	3,485
890	Travelers Property Casualty Corp., 5.000%, 03/15/13	929

		296,037

	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
7,010	5.875%, 09/15/20	7,198
3,890	6.650%, 01/15/18	4,187
2,909	ERP Operating LP, 4.625%, 12/15/21	3,117
	HCP, Inc.,
1,445	3.750%, 02/01/19	1,456
6,185	5.375%, 02/01/21	6,779
	Simon Property Group LP,
4,280	4.125%, 12/01/21	4,625
450	4.200%, 02/01/15	480
2,400	4.375%, 03/01/21	2,623
1,775	5.625%, 08/15/14	1,921
1,100	5.650%, 02/01/20	1,295
2,120	6.100%, 05/01/16	2,438
3,675	6.125%, 05/30/18	4,384
1,645	6.750%, 05/15/14	1,812
2,600	WEA Finance LLC, 7.125%, 04/15/18 (e)	3,107
10,077	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	11,801

		57,223

	Thrifts & Mortgage Finance — 0.1%
8,600	Countrywide Financial Corp., 6.250%, 05/15/16	8,648
24,170	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	24,353

		33,001

	Total Financials	2,127,826

	Health Care — 0.3%
	Biotechnology — 0.2%
	Amgen, Inc.,
7,000	3.875%, 11/15/21	7,274
1,188	4.500%, 03/15/20	1,288
4,500	4.950%, 10/01/41	4,569
14,500	5.150%, 11/15/41	15,175
2,348	5.650%, 06/15/42	2,627

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	69

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Biotechnology — Continued
1,975	5.700%, 02/01/19	2,291
3,541	5.750%, 03/15/40	3,955

		37,179

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,150	4.000%, 03/01/14	1,226
500	4.625%, 03/15/15	556
700	Becton Dickinson and Co., 5.000%, 05/15/19	817

		2,599

	Health Care Providers & Services — 0.0% (g)
2,158	Medco Health Solutions, Inc., 2.750%, 09/15/15	2,186
6,640	UnitedHealth Group, Inc., 3.375%, 11/15/21	6,996
	WellPoint, Inc.,
492	5.875%, 06/15/17	578
340	7.000%, 02/15/19	433

		10,193

	Pharmaceuticals — 0.1%
350	Abbott Laboratories, 6.150%, 11/30/37	458
3,200	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	3,548
1,095	Eli Lilly & Co., 3.550%, 03/06/12	1,095
	GlaxoSmithKline Capital, Inc.,
1,000	4.375%, 04/15/14	1,080
3,100	5.650%, 05/15/18	3,792
2,100	6.375%, 05/15/38	2,891
1,040	Merck & Co., Inc., 6.000%, 09/15/17	1,289
790	Wyeth, 6.450%, 02/01/24	1,043

		15,196

	Total Health Care	65,167

	Industrials — 0.8%
	Aerospace & Defense — 0.1%
5,328	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,823
	Boeing Co. (The),
250	3.500%, 02/15/15	271
500	4.875%, 02/15/20	596
1,500	Honeywell International, Inc., 5.300%, 03/01/18	1,800
	Lockheed Martin Corp.,
3,084	2.125%, 09/15/16	3,137
1,000	4.250%, 11/15/19	1,091
1,750	4.850%, 09/15/41	1,876

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Aerospace & Defense — Continued
3,993	5.720%, 06/01/40	4,716
8,400	United Technologies Corp., 6.125%, 02/01/19	10,394

		29,704

	Airlines — 0.1%
1,632	American Airlines, 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,624
5,863	American Airlines, 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	6,215
543	Continental Airlines, 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	592
4,043	Continental Airlines, 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	4,427
4,337	Delta Air Lines, 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	4,598
1,522	Delta Air Lines, 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	1,613

		19,069

	Commercial Services & Supplies — 0.1%
2,850	Allied Waste North America, Inc., 6.875%, 06/01/17	2,989
	Pitney Bowes, Inc.,
4,300	4.875%, 08/15/14	4,583
7,170	5.000%, 03/15/15	7,653
1,700	5.600%, 03/15/18	1,804
	Waste Management, Inc.,
1,885	4.750%, 06/30/20	2,107
1,365	7.375%, 03/11/19	1,723
800	7.750%, 05/15/32	1,138

		21,997

	Construction & Engineering — 0.0% (g)
5,475	Fluor Corp., 3.375%, 09/15/21	5,577

	Industrial Conglomerates — 0.1%
3,748	Danaher Corp., 3.900%, 06/23/21	4,143
	Koninklijke Philips Electronics N.V., (Netherlands),
1,666	5.750%, 03/11/18	1,958
550	7.200%, 06/01/26	709
1,350	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,580
2,650	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	3,407
3,100	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	3,855

		15,652

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Machinery — 0.0% (g)
	Eaton Corp.,
2,650	5.600%, 05/15/18	3,112
2,000	7.625%, 04/01/24	2,746
775	Ingersoll-Rand Co., 6.391%, 11/15/27	931
775	Parker Hannifin Corp., 5.500%, 05/15/18	911

		7,700

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
4,261	3.050%, 03/15/22	4,247
2,080	3.450%, 09/15/21	2,159
1,418	3.600%, 09/01/20	1,495
5,250	5.400%, 06/01/41	6,174
3,660	5.650%, 05/01/17	4,287
1,675	5.750%, 03/15/18	1,986
3,617	5.750%, 05/01/40	4,386
600	6.700%, 08/01/28	753
1,300	7.000%, 02/01/14	1,442
1,300	7.290%, 06/01/36	1,819
	CSX Corp.,
1,986	4.250%, 06/01/21	2,174
3,900	5.500%, 04/15/41	4,507
1,700	6.250%, 04/01/15	1,962
850	6.300%, 03/15/12	852
700	7.375%, 02/01/19	882
4,000	7.900%, 05/01/17	5,033
2,420	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,892
	Norfolk Southern Corp.,
5,527	3.250%, 12/01/21	5,697
299	5.590%, 05/17/25	353
871	5.640%, 05/17/29	1,026
1,500	6.000%, 03/15/05	1,752
12,345	6.000%, 05/23/11	14,502
326	7.250%, 02/15/31	451
135	7.700%, 05/15/17	170
34	7.800%, 05/15/27	48
	Ryder System, Inc.,
3,197	2.500%, 03/01/17	3,206
2,690	3.600%, 03/01/16	2,815
	Union Pacific Corp.,
4,388	4.163%, 07/15/22	4,840
175	4.875%, 01/15/15	192
1,484	5.650%, 05/01/17	1,750
1,000	5.780%, 07/15/40	1,245

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
	United Parcel Service of America, Inc.,
2,350	8.375%, 04/01/20	3,285
600	SUB, 8.375%, 04/01/30	875

		89,257

	Total Industrials	188,956

	Information Technology — 0.7%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,500	5.500%, 02/22/16	1,758
4,660	5.500%, 01/15/40	5,683
4,990	5.900%, 02/15/39	6,320

		13,761

	Computers & Peripherals — 0.2%
	Dell, Inc.,
6,526	3.100%, 04/01/16	6,970
2,200	4.625%, 04/01/21	2,468
570	5.650%, 04/15/18	667
1,900	7.100%, 04/15/28	2,416
	Hewlett-Packard Co.,
650	2.950%, 08/15/12	655
7,667	4.300%, 06/01/21	8,032
4,687	4.375%, 09/15/21	4,944
1,900	4.750%, 06/02/14	2,041
2,525	5.400%, 03/01/17	2,849
20,000	6.000%, 09/15/41	23,165
5,400	6.125%, 03/01/14	5,901

		60,108

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
855	3.375%, 11/01/15	877
4,635	6.000%, 04/01/20	5,060
5,270	6.875%, 07/01/13	5,639
3,600	7.500%, 01/15/27	3,953

		15,529

	IT Services — 0.1%
	HP Enterprise Services LLC,
2,950	6.000%, 08/01/13	3,147
2,420	7.450%, 10/15/29	2,985
	International Business Machines Corp.,
5,532	1.250%, 02/06/17	5,512
5,151	1.950%, 07/22/16	5,326
3,950	5.700%, 09/14/17	4,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	71

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	IT Services — Continued
660	6.220%, 08/01/27	863
4,500	7.625%, 10/15/18	6,095
450	8.000%, 10/15/38	714

		29,442

	Office Electronics — 0.0% (g)
	Xerox Corp.,
1,770	4.500%, 05/15/21	1,806
3,450	5.625%, 12/15/19	3,803
3,200	6.750%, 02/01/17	3,708
310	8.250%, 05/15/14	348

		9,665

	Semiconductors & Semiconductor Equipment — 0.1%
4,883	Intel Corp., 3.300%, 10/01/21	5,181
8,285	National Semiconductor Corp., 6.600%, 06/15/17	10,267
5,000	Texas Instruments, Inc., 1.375%, 05/15/14	5,084

		20,532

	Software — 0.1%
1,796	Intuit, Inc., 5.750%, 03/15/17	2,041
	Microsoft Corp.,
7,590	1.625%, 09/25/15	7,831
1,214	4.500%, 10/01/40	1,356
	Oracle Corp.,
5,300	5.000%, 07/08/19	6,318
2,320	5.250%, 01/15/16	2,690
3,400	5.750%, 04/15/18	4,168
2,565	6.125%, 07/08/39	3,372
1,950	6.500%, 04/15/38	2,607

		30,383

	Total Information Technology	179,420

	Materials — 0.4%
	Chemicals — 0.3%
850	Air Products & Chemicals, Inc., 4.150%, 02/01/13	878
	Dow Chemical Co. (The),
3,156	4.125%, 11/15/21	3,359
4,831	4.250%, 11/15/20	5,172
1,926	5.250%, 11/15/41	2,122
650	6.000%, 10/01/12	669
1,345	7.375%, 11/01/29	1,767
6,770	7.600%, 05/15/14	7,694
2,044	8.550%, 05/15/19	2,719

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Chemicals — Continued
	E.I. du Pont de Nemours & Co.,
3,706	1.950%, 01/15/16	3,821
125	4.125%, 03/06/13	129
500	4.875%, 04/30/14	544
2,150	4.900%, 01/15/41	2,483
1,500	5.600%, 12/15/36	1,839
5,000	6.000%, 07/15/18	6,242
3,750	Monsanto Co., 7.375%, 08/15/12	3,859
	Mosaic Co. (The),
2,201	3.750%, 11/15/21	2,296
501	4.875%, 11/15/41	515
	Potash Corp. of Saskatchewan, Inc., (Canada),
1,450	4.875%, 03/01/13	1,510
3,800	6.500%, 05/15/19	4,711
	PPG Industries, Inc.,
1,144	5.500%, 11/15/40	1,317
2,150	5.750%, 03/15/13	2,249
3,150	6.650%, 03/15/18	3,862
2,100	9.000%, 05/01/21	2,903
	Praxair, Inc.,
850	4.375%, 03/31/14	916
1,900	4.625%, 03/30/15	2,113
480	5.200%, 03/15/17	562
1,295	5.250%, 11/15/14	1,442
	Union Carbide Corp.,
6,050	7.500%, 06/01/25	7,191
6,600	7.750%, 10/01/96	7,100

		81,984

	Construction Materials — 0.0% (g)
1,666	CRH America, Inc., 6.000%, 09/30/16	1,817

	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
1,877	1.000%, 02/24/15	1,883
6,223	1.625%, 02/24/17	6,241
1,600	5.400%, 03/29/17	1,880
1,150	5.500%, 04/01/14	1,263
2,750	6.500%, 04/01/19	3,461
	Rio Tinto Finance USA Ltd., (Australia),
1,280	3.500%, 11/02/20	1,338
3,755	3.750%, 09/20/21	4,004
1,585	8.950%, 05/01/14	1,850
2,000	9.000%, 05/01/19	2,759

		24,679

	Total Materials	108,480

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
270	AT&T Corp., 8.000%, 11/15/31	389
	AT&T, Inc.,
7,000	4.450%, 05/15/21	7,854
8,300	4.950%, 01/15/13	8,612
1,120	5.100%, 09/15/14	1,239
10,603	5.350%, 09/01/40	11,946
2,925	5.500%, 02/01/18	3,479
1,300	5.600%, 05/15/18	1,553
2,295	5.625%, 06/15/16	2,678
7,200	6.300%, 01/15/38	8,898
500	6.800%, 05/15/36	639
2,350	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	2,841
	BellSouth Corp.,
4,550	5.200%, 09/15/14	5,032
1,000	6.550%, 06/15/34	1,179
3,840	6.875%, 10/15/31	4,716
	BellSouth Telecommunications, Inc.,
1,390	6.300%, 12/15/15	1,480
1,200	6.375%, 06/01/28	1,396
1,200	7.000%, 10/01/25	1,491
2,300	7.000%, 12/01/95	2,757
	British Telecommunications plc, (United Kingdom),
5,000	5.150%, 01/15/13	5,191
2,800	5.950%, 01/15/18	3,271
300	9.875%, 12/15/30	456
4,500	Centel Capital Corp., 9.000%, 10/15/19	5,173
	CenturyLink, Inc.,
9,400	6.450%, 06/15/21	9,952
6,000	Series P, 7.600%, 09/15/39	6,153
	Deutsche Telekom International Finance B.V., (Netherlands),
2,555	2.250%, 03/06/17 (e)	2,539
4,200	4.875%, 07/08/14	4,510
2,327	4.875%, 03/06/42 (e)	2,288
785	5.250%, 07/22/13	826
2,025	6.000%, 07/08/19	2,382
5,800	8.750%, 06/15/30	8,269
	France Telecom S.A., (France),
4,236	2.750%, 09/14/16	4,405
1,000	8.500%, 03/01/31	1,461
	GTE Corp.,
18,000	6.840%, 04/15/18	22,258

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
1,000	8.750%, 11/01/21	1,389
8,149	Qwest Corp., 6.750%, 12/01/21	9,310
	Telecom Italia Capital S.A., (Luxembourg),
4,360	4.950%, 09/30/14	4,398
2,300	5.250%, 11/15/13	2,335
2,650	6.175%, 06/18/14	2,729
2,125	6.999%, 06/04/18	2,189
	Telefonica Emisiones S.A.U., (Spain),
2,258	5.462%, 02/16/21	2,271
4,000	5.855%, 02/04/13	4,134
1,500	5.877%, 07/15/19	1,564
3,250	6.221%, 07/03/17	3,461
2,400	6.421%, 06/20/16	2,585
	Verizon Communications, Inc.,
1,440	4.750%, 11/01/41	1,542
2,175	5.500%, 02/15/18	2,583
250	5.550%, 02/15/16	290
1,443	5.850%, 09/15/35	1,738
1,100	6.400%, 02/15/38	1,378
4,400	7.350%, 04/01/39	6,063
1,500	8.750%, 11/01/18	2,065
8,025	Verizon Global Funding Corp., 7.750%, 12/01/30	11,300
3,100	Verizon Maryland, Inc., 7.150%, 05/01/23	3,279
900	Verizon New England, Inc., 4.750%, 10/01/13	947
880	Verizon New York, Inc., 7.375%, 04/01/32	1,051
5,232	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	6,549
2,788	Verizon Virginia, Inc., 4.625%, 03/15/13	2,898

		225,361

	Wireless Telecommunication Services — 0.1%
4,274	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	4,364
1,500	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,631
2,780	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,853
	Vodafone Group plc, (United Kingdom),
5,125	5.000%, 09/15/15	5,782
753	5.450%, 06/10/19	896

		15,526

	Total Telecommunication Services	240,887

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	73

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Utilities — 1.5%
	Electric Utilities — 1.1%
2,123	Alabama Power Co., 6.125%, 05/15/38	2,796
2,250	Appalachian Power Co., 6.700%, 08/15/37	2,929
	Arizona Public Service Co.,
2,144	4.500%, 04/01/42	2,193
1,110	4.650%, 05/15/15	1,218
3,385	5.050%, 09/01/41	3,757
	Carolina Power & Light Co.,
3,602	3.000%, 09/15/21	3,708
2,177	5.125%, 09/15/13	2,325
2,000	5.300%, 01/15/19	2,361
	CenterPoint Energy Houston Electric LLC,
3,100	5.750%, 01/15/14	3,362
3,725	7.000%, 03/01/14	4,152
3,450	Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	4,325
5,342	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,629
925	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	1,100
3,078	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,878
	Duke Energy Carolinas LLC,
1,369	4.250%, 12/15/41	1,445
1,991	4.300%, 06/15/20	2,261
1,400	5.100%, 04/15/18	1,633
1,795	5.625%, 11/30/12	1,861
	Duke Energy Corp.,
4,251	2.150%, 11/15/16	4,342
2,966	3.550%, 09/15/21	3,118
1,875	3.950%, 09/15/14	2,013
	Duke Energy Indiana, Inc.,
2,260	3.750%, 07/15/20	2,432
3,100	6.350%, 08/15/38	4,200
	Enel Finance International N.V., (Netherlands),
6,030	5.125%, 10/07/19 (e)	5,984
1,000	6.000%, 10/07/39 (e)	915
	Exelon Generation Co. LLC,
6,000	4.000%, 10/01/20	6,276
1,857	5.750%, 10/01/41	2,140
	Florida Power & Light Co.,
550	5.625%, 04/01/34	682
3,900	5.950%, 10/01/33	5,004
1,000	5.950%, 02/01/38	1,316
	Florida Power Corp.,
500	4.800%, 03/01/13	521

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
1,125	5.650%, 06/15/18	1,353
700	6.400%, 06/15/38	953
	Georgia Power Co.,
400	5.950%, 02/01/39	510
1,100	6.000%, 11/01/13	1,197
1,507	Great Plains Energy, Inc., 4.850%, 06/01/21	1,614
1,085	Indiana Michigan Power Co., 7.000%, 03/15/19	1,351
300	Jersey Central Power & Light Co., 7.350%, 02/01/19	380
4,718	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	5,066
10,000	Kansas City Power & Light Co., 5.300%, 10/01/41	10,815
154	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	155
700	MidAmerican Energy Co., 5.300%, 03/15/18	821
	Nevada Power Co.,
367	5.375%, 09/15/40	429
3,740	5.450%, 05/15/41	4,429
2,250	6.500%, 08/01/18	2,753
1,825	7.125%, 03/15/19	2,302
	NextEra Energy Capital Holdings, Inc.,
900	5.350%, 06/15/13	942
1,200	6.000%, 03/01/19	1,407
1,600	7.875%, 12/15/15	1,920
1,625	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,802
	Nisource Finance Corp.,
1,800	4.450%, 12/01/21	1,906
7,500	5.800%, 02/01/42	8,018
1,164	6.150%, 03/01/13	1,226
2,500	Northern States Power Co., 6.250%, 06/01/36	3,371
	Ohio Power Co.,
2,400	5.750%, 09/01/13	2,568
1,550	6.050%, 05/01/18	1,835
	Oncor Electric Delivery Co. LLC,
820	5.950%, 09/01/13	878
6,150	6.800%, 09/01/18	7,529
1,200	7.000%, 09/01/22	1,520
	Pacific Gas & Electric Co.,
1,411	3.250%, 09/15/21	1,456
7,260	4.500%, 12/15/41	7,587
1,980	5.625%, 11/30/17	2,364
750	8.250%, 10/15/18	996

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
	PacifiCorp,
250	5.500%, 01/15/19	298
2,850	5.650%, 07/15/18	3,436
900	Peco Energy Co., 5.350%, 03/01/18	1,065
900	Pennsylvania Electric Co., 6.050%, 09/01/17	1,034
1,320	Potomac Electric Power Co., 6.500%, 11/15/37	1,774
	Progress Energy, Inc.,
3,778	4.400%, 01/15/21	4,154
730	6.050%, 03/15/14	804
1,480	7.750%, 03/01/31	2,059
	PSEG Power LLC,
800	4.150%, 09/15/21	843
2,411	5.125%, 04/15/20	2,681
2,190	5.500%, 12/01/15	2,472
1,255	8.625%, 04/15/31	1,865
	Public Service Co. of Colorado,
1,160	3.200%, 11/15/20	1,230
275	5.800%, 08/01/18	332
	Public Service Co. of Oklahoma,
1,964	4.400%, 02/01/21	2,133
3,350	6.625%, 11/15/37	4,305
	Public Service Electric & Gas Co.,
825	5.300%, 05/01/18	986
1,138	5.375%, 11/01/39	1,391
5,300	6.330%, 11/01/13	5,767
3,000	San Diego Gas & Electric Co., 3.950%, 11/15/41	3,062
	Southern California Edison Co.,
988	3.875%, 06/01/21	1,093
3,800	3.900%, 12/01/41	3,798
1,200	4.150%, 09/15/14	1,296
1,400	5.500%, 08/15/18	1,697
1,650	5.750%, 03/15/14	1,815
645	5.950%, 02/01/38	849
2,450	6.050%, 03/15/39	3,284
	Southern Co.,
2,973	1.950%, 09/01/16	3,015
580	4.150%, 05/15/14	621
1,417	Southern Power Co., 5.150%, 09/15/41	1,535
3,400	Southwestern Public Service Co., 8.750%, 12/01/18	4,605
	Spectra Energy Capital LLC,
2,900	5.500%, 03/01/14	3,079
350	5.668%, 08/15/14	379

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
3,645	6.250%, 02/15/13	3,825
1,000	7.500%, 09/15/38	1,294
3,850	8.000%, 10/01/19	4,929
	Virginia Electric and Power Co.,
776	2.950%, 01/15/22	787
2,550	5.100%, 11/30/12	2,636
4,600	5.400%, 04/30/18	5,479
800	5.950%, 09/15/17	966

		260,002

	Gas Utilities — 0.2%
	AGL Capital Corp.,
5,139	3.500%, 09/15/21	5,189
1,700	4.450%, 04/15/13	1,749
11,728	5.875%, 03/15/41	14,171
6,700	6.375%, 07/15/16	7,840
3,270	ANR Pipeline Co., 9.625%, 11/01/21	4,889
	Atmos Energy Corp.,
320	5.125%, 01/15/13	332
690	8.500%, 03/15/19	912
2,454	Boston Gas Co., 4.487%, 02/15/42 (e)	2,492
	CenterPoint Energy Resources Corp.,
1,000	4.500%, 01/15/21	1,070
530	6.125%, 11/01/17	619
1,037	Southern California Gas Co., 4.800%, 10/01/12	1,063
	TransCanada PipeLines Ltd., (Canada),
1,515	4.000%, 06/15/13	1,569
1,500	6.200%, 10/15/37	1,904
1,900	6.500%, 08/15/18	2,374
2,650	7.125%, 01/15/19	3,401
2,100	7.250%, 08/15/38	2,995

		52,569

	Independent Power Producers & Energy Traders — 0.0% (g)
9,500	PPL Energy Supply LLC, 4.600%, 12/15/21	9,858

	Multi-Utilities — 0.2%
3,780	CenterPoint Energy, Inc., 6.500%, 05/01/18	4,466
	Dominion Resources, Inc.,
2,052	4.900%, 08/01/41	2,281
5,000	5.250%, 08/01/33	5,562
590	6.000%, 11/30/17	713
1,879	6.250%, 06/30/12	1,913
1,200	7.000%, 06/15/38	1,652
1,600	8.875%, 01/15/19	2,158

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	75

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Multi-Utilities — Continued
4,650	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	4,813
1,625	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,928
1,550	PG&E Corp., 5.750%, 04/01/14	1,694
	Sempra Energy,
1,500	6.000%, 10/15/39	1,872
2,300	6.150%, 06/15/18	2,759
900	6.500%, 06/01/16	1,069
2,760	8.900%, 11/15/13	3,083
4,900	9.800%, 02/15/19	6,706
	Wisconsin Electric Power Co.,
261	2.950%, 09/15/21	267
1,400	6.000%, 04/01/14	1,546
1,295	6.250%, 12/01/15	1,522
	Xcel Energy, Inc.,
601	4.700%, 05/15/20	680
924	4.800%, 09/15/41	1,004

		47,688

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
4,625	6.085%, 10/15/17	5,415
3,740	6.593%, 10/15/37	4,514

		9,929

	Total Utilities	380,046

	Total Corporate Bonds (Cost $3,732,946)	3,984,667

Foreign Government Securities — 0.4%
	Israel Government AID Bond, (Israel),
12,000	Zero Coupon, 08/15/17	11,078
10,000	Zero Coupon, 03/15/18	9,057
33,638	Zero Coupon, 08/15/18	30,017
3,345	Zero Coupon, 11/01/19	2,853
5,010	Zero Coupon, 08/15/20	4,134
4,000	Zero Coupon, 11/01/23	2,797
2,500	Zero Coupon, 11/15/26	1,504
3,040	Province of Manitoba, (Canada), 2.125%, 04/22/13	3,094
	Province of Ontario, (Canada),
5,500	2.700%, 06/16/15	5,808
12,250	2.950%, 02/05/15	12,990
560	Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	798

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	United Mexican States, (Mexico),
5,706	5.750%, 10/12/10	6,077
2,035	5.875%, 01/15/14	2,198
3,398	6.375%, 01/16/13	3,540
850	6.625%, 03/03/15	970
4,881	7.500%, 04/08/33	6,858
2,925	8.300%, 08/15/31	4,395

	Total Foreign Government Securities (Cost $101,348)	108,168

Mortgage Pass-Through Securities — 14.0%
	Federal Home Loan Mortgage Corp.,
84	ARM, 2.104%, 07/01/19	88
5,455	ARM, 2.117%, 10/01/36	5,718
3,407	ARM, 2.189%, 10/01/36	3,587
599	ARM, 2.203%, 01/01/37	631
189	ARM, 2.210%, 01/01/27	199
2,250	ARM, 2.244%, 10/01/36	2,375
2,015	ARM, 2.289%, 08/01/36	2,125
10,249	ARM, 2.308%, 08/01/36	10,813
712	ARM, 2.310%, 08/01/36	757
2,180	ARM, 2.345%, 10/01/36	2,324
934	ARM, 2.355%, 12/01/33	982
84	ARM, 2.356%, 04/01/30	89
1,851	ARM, 2.375%, 07/01/26 - 01/01/35	1,937
1,572	ARM, 2.405%, 07/01/36	1,675
720	ARM, 2.410%, 10/01/36	752
8,924	ARM, 2.415%, 08/01/35 - 12/01/36	9,519
12,834	ARM, 2.470%, 05/01/33 - 12/01/36	13,640
804	ARM, 2.473%, 11/01/36	857
8,652	ARM, 2.486%, 03/01/37	9,246
2,480	ARM, 2.488%, 10/01/36	2,625
4,841	ARM, 2.492%, 05/01/36	5,102
1,675	ARM, 2.496%, 07/01/36	1,767
180	ARM, 2.498%, 09/01/32	190
3,643	ARM, 2.499%, 11/01/36	3,885
1,677	ARM, 2.506%, 04/01/34	1,769
3,330	ARM, 2.534%, 09/01/34	3,519
3,286	ARM, 2.538%, 09/01/36	3,509
1,037	ARM, 2.579%, 02/01/36	1,102
1,311	ARM, 2.617%, 07/01/37	1,405
2,348	ARM, 2.649%, 12/01/35	2,491
4,898	ARM, 2.669%, 09/01/36	5,243
5,056	ARM, 2.799%, 03/01/36	5,305
2,763	ARM, 2.882%, 10/01/36	2,943
6,905	ARM, 2.955%, 12/01/36	7,307

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
2,944	ARM, 2.958%, 01/01/37	3,098
1,372	ARM, 3.067%, 05/01/36	1,439
513	ARM, 3.088%, 12/01/36	544
280	ARM, 3.158%, 02/01/37	298
5,690	ARM, 3.270%, 03/01/36	6,090
2,451	ARM, 3.475%, 11/01/36	2,584
5,009	ARM, 3.883%, 02/01/37	5,206
1,018	ARM, 4.359%, 03/01/37	1,076
3,255	ARM, 4.435%, 02/01/37	3,436
5,977	ARM, 4.456%, 05/01/37	6,331
2,720	ARM, 4.617%, 05/01/38	2,877
3,407	ARM, 4.831%, 04/01/38	3,614
6,481	ARM, 4.912%, 02/01/36	6,929
11,332	ARM, 4.994%, 01/01/35	12,126
4,145	ARM, 5.069%, 07/01/36	4,436
1,772	ARM, 5.135%, 03/01/37	1,883
685	ARM, 5.471%, 02/01/37	724
4,515	ARM, 5.577%, 05/01/36	4,837
4,119	ARM, 5.610%, 06/01/37	4,447
1,206	ARM, 5.621%, 04/01/37	1,279
2,401	ARM, 5.707%, 05/01/37	2,548
3,355	ARM, 5.717%, 05/01/37	3,544
2,844	ARM, 5.752%, 06/01/36	3,055
2,714	ARM, 5.772%, 04/01/37	2,846
835	ARM, 5.861%, 05/01/37	885
1,181	ARM, 5.903%, 04/01/37	1,282
11,796	ARM, 6.006%, 11/01/36	12,555
11,005	ARM, 6.024%, 06/01/36	11,834
1,357	ARM, 6.071%, 05/01/37	1,439
3,338	ARM, 6.270%, 05/01/37	3,501
1,047	ARM, 6.385%, 02/01/37	1,139
1,137	ARM, 6.415%, 11/01/37	1,228
891	ARM, 6.432%, 12/01/36	965
3,196	ARM, 6.664%, 11/01/36	3,445
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,650	4.000%, 06/01/18 - 05/01/19	2,810
2,617	4.500%, 08/01/18 - 10/01/18	2,797
12,054	5.000%, 10/01/17 - 12/01/18	12,948
55,380	5.500%, 06/01/17 - 02/01/24	60,136
26,968	6.000%, 04/01/17 - 03/01/22	28,953
4,330	6.500%, 07/01/16 - 03/01/22	4,674
43	7.000%, 09/01/12 - 04/01/17	46
3	7.500%, 10/01/14 - 11/01/15	3
6	8.500%, 11/01/15	6

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
4,755	5.500%, 01/01/23 - 11/01/23	5,183
370	6.000%, 12/01/22	406
2,628	6.500%, 12/01/13 - 01/01/28	2,935
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,377	4.000%, 10/01/33	4,617
76,266	4.500%, 05/01/41	81,072
97,331	5.000%, 01/01/34 - 08/01/40	104,973
35,053	5.500%, 01/01/33 - 03/01/40	38,193
3,494	6.000%, 10/01/29 - 12/01/36	3,887
18,240	6.500%, 08/01/29 - 03/01/38	20,684
4,663	7.000%, 04/01/22 - 02/01/37	5,387
10,211	7.500%, 08/01/25 - 09/01/38	12,352
46	8.000%, 07/01/20 - 11/01/24	54
125	8.500%, 07/01/28	152
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
15,726	7.500%, 01/01/32 - 12/01/36	18,483
8,904	10.000%, 10/01/30	10,677
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
12,005	5.500%, 04/01/18	13,004
11,577	6.000%, 02/01/33 - 11/01/36	12,694
37,889	6.500%, 12/01/35 - 06/01/37	42,479
831	7.000%, 07/01/29 - 08/01/47	940
1,796	10.000%, 03/17/26	2,100
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
21	12.000%, 08/01/15 - 07/01/19	23
	Federal National Mortgage Association,
7,000	ARM, 0.844%, 03/01/22	7,004
15,895	ARM, 0.864%, 12/01/20	15,895
60	ARM, 1.911%, 03/01/19	60
5,066	ARM, 1.912%, 09/01/36	5,307
731	ARM, 1.918%, 08/01/34	764
1,051	ARM, 1.987%, 09/01/36	1,098
9,622	ARM, 2.056%, 01/01/35	10,166
3,379	ARM, 2.092%, 09/01/33 - 01/01/37	3,536
1,406	ARM, 2.120%, 05/01/35	1,484
462	ARM, 2.124%, 11/01/34	480
4,818	ARM, 2.126%, 01/01/36	5,021
319	ARM, 2.135%, 08/01/35	336
2,665	ARM, 2.192%, 02/01/37	2,816
201	ARM, 2.235%, 07/01/34	211
825	ARM, 2.237%, 10/01/34	870
1,979	ARM, 2.254%, 07/01/35	2,084

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	77

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
2,273	ARM, 2.273%, 02/01/35 - 08/01/36	2,413
1,161	ARM, 2.297%, 11/01/33	1,229
735	ARM, 2.310%, 04/01/34	771
930	ARM, 2.340%, 09/01/35	989
1,092	ARM, 2.345%, 08/01/33	1,156
189	ARM, 2.352%, 09/01/34	201
749	ARM, 2.358%, 11/01/34	795
1,437	ARM, 2.373%, 09/01/36	1,531
633	ARM, 2.386%, 08/01/34	672
1,997	ARM, 2.401%, 01/01/36	2,107
2,528	ARM, 2.417%, 10/01/36	2,693
608	ARM, 2.445%, 01/01/35	637
1,399	ARM, 2.453%, 03/01/35	1,487
221	ARM, 2.470%, 05/01/35	235
1,422	ARM, 2.516%, 06/01/36	1,514
1,978	ARM, 2.520%, 07/01/36	2,102
1,987	ARM, 2.545%, 06/01/34	2,092
1,374	ARM, 2.547%, 10/01/34	1,453
585	ARM, 2.560%, 09/01/33	622
304	ARM, 2.565%, 01/01/34	323
1,964	ARM, 2.570%, 09/01/36	2,098
6,156	ARM, 2.572%, 06/01/36	6,581
12	ARM, 2.576%, 01/01/19	13
4,349	ARM, 2.592%, 08/01/36	4,632
1,109	ARM, 2.612%, 05/01/36	1,176
7,827	ARM, 2.651%, 12/01/36	8,358
2,095	ARM, 2.671%, 04/01/35	2,200
2,464	ARM, 2.673%, 02/01/37	2,618
1,919	ARM, 2.685%, 06/01/36	2,051
1,312	ARM, 2.761%, 01/01/37	1,398
2,211	ARM, 2.794%, 12/01/36	2,362
9	ARM, 2.796%, 08/01/19	9
8,960	ARM, 2.825%, 10/01/36	9,543
2,736	ARM, 2.921%, 11/01/36	2,910
684	ARM, 3.031%, 02/01/36	722
18,817	ARM, 3.071%, 03/01/36	19,861
245	ARM, 3.084%, 09/01/27	256
147	ARM, 3.199%, 01/01/36	155
6,158	ARM, 3.830%, 11/01/37	6,582
227	ARM, 3.898%, 03/01/29	241
1,752	ARM, 3.926%, 11/01/36	1,857
8,847	ARM, 4.326%, 07/01/37	9,342
11,279	ARM, 4.851%, 12/01/37	11,983
2,558	ARM, 4.992%, 10/01/35	2,696
469	ARM, 5.004%, 01/01/34	503
4,622	ARM, 5.051%, 04/01/37	4,933

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,970	ARM, 5.226%, 11/01/37	2,092
3,609	ARM, 5.236%, 01/01/38	3,856
1,941	ARM, 5.514%, 07/01/37	2,073
1,367	ARM, 5.527%, 08/01/36	1,471
19,298	ARM, 5.611%, 01/01/23	21,001
7,122	ARM, 5.732%, 08/01/37	7,597
336	ARM, 5.799%, 07/01/37	358
2,573	ARM, 5.864%, 09/01/37	2,787
1,934	ARM, 5.971%, 09/01/37	2,117
869	ARM, 5.986%, 09/01/37	927
2,445	ARM, 6.003%, 09/01/37	2,616
1,995	ARM, 6.029%, 07/01/37	2,135
7,265	ARM, 6.082%, 09/01/36	7,819
4,275	ARM, 6.239%, 08/01/36	4,647
1,260	ARM, 6.301%, 09/01/37	1,364
	Federal National Mortgage Association, 15 Year, Single Family,
639	3.500%, 04/01/19	672
8,116	4.000%, 07/01/18 - 12/01/20	8,655
30,230	4.500%, 05/01/18 - 12/01/19	32,604
33,938	5.000%, 12/01/16 - 08/01/24	36,907
31,261	5.500%, 02/01/18 - 07/01/20	34,169
67,807	6.000%, 06/01/16 - 07/01/24	73,303
8,372	6.500%, 05/01/13 - 02/01/24	9,240
983	7.000%, 03/01/17 - 11/01/17	1,057
37	7.500%, 10/01/12 - 03/01/17	39
16	8.000%, 11/01/12 - 11/01/15	17
	Federal National Mortgage Association, 20 Year, Single Family,
1,259	5.000%, 10/01/25	1,372
4,152	5.500%, 07/01/25	4,558
41,977	6.000%, 04/01/24 - 09/01/29	46,262
8,116	6.500%, 05/01/22 - 08/01/26	9,107
	Federal National Mortgage Association, 30 Year, FHA/VA,
262	6.000%, 09/01/33	293
478	6.500%, 03/01/29	554
72	7.000%, 02/01/33	84
105	8.000%, 06/01/28	126
105	8.500%, 08/01/27 - 02/01/30	118
124	9.000%, 05/01/18 - 12/01/30	131
36	9.500%, 12/01/18	42
	Federal National Mortgage Association, 30 Year, Single Family,
1,408	4.000%, 12/01/33	1,489
2,935	4.500%, 11/01/33 - 09/01/34	3,137

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
82,976	5.000%, 06/01/33 - 08/01/40	89,989
130,960	5.500%, 11/01/32 - 12/01/39	143,196
55,645	6.000%, 12/01/28 - 04/01/38	61,755
119,367	6.500%, 11/01/29 - 10/01/38	135,827
58,376	7.000%, 01/01/24 - 01/01/39	66,978
32,775	7.500%, 11/01/22 - 04/01/39	39,571
1,642	8.000%, 03/01/21 - 01/01/38	1,988
43	8.500%, 07/01/24 - 06/01/25	51
5	9.000%, 04/01/26	5
25	9.500%, 07/01/28	29
19	10.000%, 02/01/24	20
22	12.500%, 01/01/16	24
	Federal National Mortgage Association, Other,
10,000	VAR, 1.000%, 03/01/22	10,000
13,984	VAR, 1.031%, 01/01/19	13,984
606	VAR, 2.500%, 08/01/34	643
5,946	VAR, 6.070%, 11/01/18	6,443
9,984	1.940%, 01/01/17	10,221
10,000	1.990%, 01/01/17	9,997
20,000	2.140%, 04/01/19	20,025
4,782	2.490%, 10/01/17	4,956
5,800	2.620%, 10/01/17	6,034
4,000	2.690%, 10/01/17	4,177
17,460	2.700%, 04/01/22	17,547
12,000	2.740%, 05/18/42	12,045
10,000	2.750%, 03/01/22	10,063
26,044	2.970%, 11/01/18 - 03/01/22	26,980
2,989	2.990%, 02/01/22	3,056
5,000	3.000%, 02/01/22	5,100
8,360	3.060%, 02/01/22	8,590
7,990	3.069%, 01/01/22	8,244
14,400	3.080%, 03/01/22 - 04/01/22	14,807
11,500	3.090%, 02/01/22	11,954
12,000	3.120%, 01/01/22	12,505
9,527	3.131%, 01/01/22	9,839
28,093	3.140%, 02/01/22 - 03/01/22	28,995
13,957	3.193%, 01/01/22	14,522
3,000	3.210%, 03/01/22	3,105
6,000	3.230%, 11/01/20	6,339
8,000	3.290%, 10/01/20	8,525
8,000	3.306%, 01/01/22	8,386
7,880	3.379%, 11/01/20	8,335
3,991	3.420%, 12/01/21	4,215
6,500	3.461%, 11/01/20	6,915
8,000	3.472%, 10/01/20	8,521
10,000	3.492%, 01/01/18	10,760

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,655	3.503%, 08/01/17	2,852
3,632	3.513%, 10/01/21	3,865
6,493	3.520%, 01/01/18	7,024
19,805	3.544%, 09/01/20 - 11/01/21	21,140
25,150	3.590%, 10/01/20 - 10/01/21	27,053
8,500	3.596%, 12/01/20	9,116
1,965	3.600%, 09/01/20	2,119
20,174	3.616%, 09/01/20 - 10/01/20	21,667
29,347	3.621%, 09/01/20	31,536
10,000	3.638%, 12/01/20	10,790
5,795	3.640%, 01/01/25	6,118
24,358	3.658%, 01/01/18 - 10/01/20	26,236
19,907	3.730%, 06/01/18	21,770
19,065	3.740%, 07/01/20 - 08/01/20	20,700
3,000	3.751%, 01/01/18	3,255
7,000	3.761%, 06/01/18	7,610
5,926	3.800%, 03/01/18	6,474
3,643	3.802%, 09/01/20	3,943
3,928	3.823%, 12/01/20	4,257
14,000	3.890%, 09/01/21	15,312
12,088	3.895%, 01/01/21	13,143
7,556	3.906%, 09/01/21	8,211
10,000	3.926%, 08/01/20	10,877
15,000	3.930%, 07/01/20	16,451
24,340	3.957%, 12/01/20 - 12/01/21	26,470
10,000	3.960%, 08/01/20	10,985
26,220	3.978%, 09/01/20 - 09/01/21	28,622
10,000	3.980%, 11/01/16	10,658
9,922	3.988%, 07/01/21	10,834
11,400	3.999%, 01/01/21	12,463
948	4.000%, 04/01/20	998
17,914	4.009%, 09/01/21	19,665
21,371	4.019%, 08/01/20 - 07/01/21	23,384
7,000	4.045%, 10/01/20	7,672
6,755	4.050%, 09/01/21	7,399
4,000	4.061%, 01/01/21	4,390
15,000	4.081%, 07/01/20	16,460
6,460	4.102%, 06/01/21	7,094
5,552	4.123%, 07/01/21	6,108
15,198	4.130%, 07/01/20 - 08/01/21	16,883
17,778	4.160%, 03/01/21	19,757
6,807	4.185%, 01/01/21 - 08/01/21	7,510
9,667	4.195%, 07/01/21	10,679
32,000	4.201%, 07/01/20	34,894
18,000	4.205%, 10/01/21	19,891
7,007	4.236%, 06/01/21	7,755

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	79

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
10,000	4.250%, 04/01/21	11,167
21,826	4.260%, 07/01/21	24,400
8,500	4.267%, 11/01/19	9,411
9,951	4.291%, 06/01/21	11,193
19,240	4.319%, 12/01/19 - 09/01/23	21,482
5,500	4.329%, 06/01/21	6,123
5,000	4.330%, 02/01/21	5,610
15,000	4.350%, 04/01/20	16,831
24,671	4.380%, 01/01/21	27,753
20,765	4.381%, 11/01/19 - 06/01/21	23,162
7,600	4.390%, 05/01/21	8,557
7,600	4.391%, 04/01/21	8,487
61,500	4.399%, 02/01/20	69,207
19,429	4.424%, 01/01/20	21,689
7,900	4.443%, 08/01/20 - 04/01/21	8,744
8,898	4.444%, 01/01/21	10,009
7,434	4.474%, 04/01/21	8,337
18,000	4.484%, 06/01/21	20,206
30,403	4.500%, 03/01/20 - 08/01/21	34,403
15,000	4.505%, 05/01/21	17,336
23,318	4.514%, 04/01/20	26,269
11,765	4.515%, 02/01/20	13,241
23,532	4.530%, 12/01/19	26,631
3,410	4.540%, 01/01/20	3,855
2,800	4.546%, 02/01/20	3,149
11,836	4.552%, 08/01/26	13,294
4,343	4.598%, 01/01/21	4,903
9,000	4.629%, 06/01/21	10,185
11,875	4.660%, 12/01/26	13,263
10,932	4.762%, 08/01/26	12,502
6,957	4.766%, 08/01/26	7,771
12,863	4.794%, 01/01/21	14,617
4,180	5.000%, 04/01/31 - 12/01/32	4,608
9,000	5.414%, 05/01/17	10,135
14,840	5.500%, 03/01/17 - 06/01/39	15,903
19,882	6.000%, 02/01/36 - 11/01/48	21,682
7,031	6.500%, 04/01/36 - 05/01/37	7,786
5,654	7.000%, 02/01/36 - 01/01/38	6,430
388	7.500%, 10/01/37	446
1,754	8.000%, 11/01/37	2,026
172	10.890%, 04/15/19	196
	Government National Mortgage Association II, 30 Year, Single Family,
9,574	5.500%, 09/20/39	10,618
69,170	6.000%, 03/20/28 - 08/20/39	77,676
3,024	6.500%, 07/20/29	3,472

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,747	7.000%, 08/20/38	2,038
192	7.500%, 02/20/28 - 09/20/28	229
374	8.000%, 12/20/25 - 10/20/28	449
174	8.500%, 03/20/25 - 05/20/25	211
915	Government National Mortgage Association II, Other, 6.000%, 11/20/38	1,002
	Government National Mortgage Association, 15 Year, Single Family,
161	6.000%, 10/15/17	178
172	6.500%, 06/15/17	189
291	8.000%, 01/15/16	317
	Government National Mortgage Association, 30 Year, Single Family,
11,517	5.500%, 04/15/33 - 09/15/34	12,992
447	6.000%, 11/15/28	506
7,515	6.500%, 01/15/24 - 12/15/35	8,704
12,359	7.000%, 08/15/23 - 04/15/37	14,300
2,789	7.500%, 11/15/22 - 10/15/37	3,261
77	8.000%, 05/15/22 - 08/15/28	84
31	8.500%, 03/15/17 - 11/15/17	34
61	9.000%, 08/15/16 - 11/15/24	71
3,609	9.500%, 09/15/18 - 12/15/25	4,307
24	12.000%, 11/15/19	27

	Total Mortgage Pass-Through Securities (Cost $3,322,942)	3,456,709

Municipal Bonds — 0.2%
	Illinois — 0.0% (g)
5,450	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	5,236

	New York — 0.1%
2,500	New York State Dormitory Authority, State Personal Income Tax, Build America Bonds, Rev., 5.600%, 03/15/40	3,041
12,225	Port Authority of New York & New Jersey, Construction 164, Rev., 5.647%, 11/01/40	14,626

		17,667

	Ohio — 0.1%
13,075	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	16,968
10,678	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	11,331

		28,299

	Total Municipal Bonds (Cost $43,571)	51,202

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Supranational — 0.1%
	Corp. Andina de Fomento,
9,103	3.750%, 01/15/16	9,358
720	5.200%, 05/21/13	748
9,500	International Bank for Reconstruction & Development, Zero Coupon, 02/15/16	9,071

	Total Supranational (Cost $18,837)	19,177

U.S. Government Agency Securities — 1.7%
	Federal Farm Credit Bank,
5,000	1.875%, 12/07/12	5,064
10,000	5.125%, 11/15/18	12,105
11,000	Federal Home Loan Bank, 5.500%, 07/15/36	14,112
	Federal Home Loan Mortgage Corp.,
38,500	4.125%, 12/21/12	39,704
4,000	5.125%, 11/17/17	4,859
25,500	5.500%, 08/23/17	31,290
	Federal National Mortgage Association,
45,000	Zero Coupon, 07/05/14	44,052
26,500	Zero Coupon, 06/01/17	24,559
26,700	5.000%, 05/11/17	31,855
33,400	5.375%, 06/12/17	40,626
2,735	6.125%, 03/15/12	2,742
11,500	Federal National Mortgage Association STRIPS, 11/15/21	8,820
	Financing Corp. Fico,
6,281	Zero Coupon, 08/03/18	5,579
2,000	Zero Coupon, 03/07/19	1,740
16,800	Zero Coupon, 04/05/19	14,571
13,200	Zero Coupon, 09/26/19	11,245
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,255
5,741	Zero Coupon, 04/01/16	5,377
13,319	Zero Coupon, 04/01/19	11,256
76,000	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	63,314
16,000	Residual Funding Corp., STRIPS, Zero Coupon, 10/15/20	13,151
	Tennessee Valley Authority,
2,935	4.625%, 09/15/60	3,346
1,195	5.250%, 09/15/39	1,496
9,500	5.500%, 07/18/17	11,571
	Tennessee Valley Authority STRIPS,
4,138	12/15/17	3,730
7,506	01/15/19	6,508
12,000	05/01/19	10,294

	Total U.S. Government Agency Securities (Cost $406,205)	427,221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — 23.5%
	U.S. Treasury Bonds,
44,300	4.500%, 02/15/36	56,330
2,000	4.500%, 08/15/39	2,562
2,000	4.750%, 02/15/37	2,639
650	5.250%, 11/15/28	878
4,000	5.250%, 02/15/29	5,414
9,000	5.375%, 02/15/31	12,541
12,350	5.500%, 08/15/28	17,089
4,300	6.000%, 02/15/26	6,107
4,550	6.125%, 11/15/27	6,637
2,500	6.125%, 08/15/29	3,710
7,650	6.250%, 05/15/30	11,581
4,750	6.375%, 08/15/27	7,070
7,550	6.500%, 11/15/26	11,268
6,100	6.625%, 02/15/27	9,227
7,800	6.750%, 08/15/26	11,858
14,620	7.125%, 02/15/23	21,937
19,490	7.250%, 08/15/22 (m)	29,266
56,392	7.500%, 11/15/16 (m)	73,821
8,717	7.875%, 02/15/21 (m)	13,204
8,000	8.000%, 11/15/21	12,405
16,650	8.125%, 05/15/21	25,713
48,180	8.500%, 02/15/20	73,580
25,150	8.750%, 05/15/20	39,136
73,089	8.750%, 08/15/20	114,487
196,750	8.875%, 08/15/17 (m)	279,862
	U.S. Treasury Bonds STRIPS,
399	08/15/12	399
29,374	08/15/13	29,262
38,855	02/15/14 (m)	38,613
11,132	05/15/14 (m)	11,045
48,062	08/15/14 (m)	47,600
33,961	11/15/14	33,568
40,209	02/15/15 (m)	39,629
9,895	05/15/15	9,729
4,941	08/15/15	4,845
15,750	08/15/15	15,446
38,361	11/15/15	37,505
7,010	11/15/15	6,886
94,812	02/15/16 (m)	92,365
32,950	05/15/16	31,913
54,427	08/15/16	52,468
46,981	11/15/16	45,060
118,866	02/15/17	113,396
40,461	08/15/17	38,189
90,980	11/15/17	85,315

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	81

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
35,450	02/15/18	33,001
15,500	05/15/18	14,329
56,581	08/15/18	51,897
11,897	02/15/19	10,756
105,365	05/15/19 (m)	94,440
182,720	08/15/19	162,545
11,000	02/15/20	9,608
444,596	05/15/20 (m)	384,912
4,550	05/15/20	3,964
197,150	08/15/20 (m)	169,204
17,050	11/15/20	14,485
1,000	02/15/21	841
36,000	05/15/21	30,002
46,300	08/15/21	38,201
55,600	11/15/21	45,446
17,208	02/15/22	13,918
7,869	02/15/23	6,103
25,000	05/15/23	19,177
1,200	02/15/24	890
7,000	05/15/24	5,136
12,925	08/15/24	9,375
20,400	11/15/24	14,630
5,800	02/15/25	4,110
2,700	05/15/25	1,892
7,300	02/15/26	4,943
22,300	05/15/26	14,941
29,100	08/15/26	19,289
99,050	11/15/26	64,954
89,900	02/15/27	58,343
20,725	05/15/27	13,318
31,300	08/15/27	19,912
32,450	11/15/27	20,442
46,650	02/15/28	29,094
9,300	05/15/28	5,747
5,900	08/15/28	3,613
19,300	11/15/28	11,704
21,115	02/15/29	12,693
3,200	05/15/29	1,904
11,200	08/15/29	6,600
16,120	11/15/29	9,406
102,900	02/15/30	59,544
41,000	05/15/30	23,507
33,550	08/15/30	19,048
20,000	11/15/30	11,250
12,100	02/15/31	6,744
12,875	05/15/31	7,096

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

14,125	08/15/31	7,712
15,400	11/15/31	8,331
9,425	02/15/32	5,047
1,700	08/15/32	893
31,500	11/15/32	16,394
31,350	05/15/33	16,002
21,875	08/15/33	11,056
32,500	11/15/33	16,262
18,675	02/15/34	9,256
14,050	05/15/34	6,892
22,550	08/15/34	10,945
12,100	11/15/34	5,825
14,500	02/15/35	6,908
1,700	08/15/35	793
1,175	05/15/36	534
	U.S. Treasury Inflation Indexed Bonds,
4,000	2.500%, 01/15/29	5,715
10,109	3.625%, 04/15/28 (m)	21,381
	U.S. Treasury Inflation Indexed Notes,
4,000	0.500%, 04/15/15	4,438
4,750	1.125%, 01/15/21	5,600
14,600	2.000%, 04/15/12	16,325
12,000	2.000%, 01/15/14	15,757
2,000	2.000%, 07/15/14	2,624
	U.S. Treasury Notes,
10,000	1.250%, 02/15/14	10,183
7,050	1.375%, 09/15/12	7,096
15,990	1.375%, 11/15/12	16,125
2,700	1.375%, 02/15/13	2,730
189,040	1.375%, 11/30/18	189,513
7,000	1.375%, 12/31/18	7,009
8,500	1.500%, 08/31/18	8,619
15,000	1.750%, 04/15/13	15,257
20,500	1.750%, 03/31/14	21,107
18,700	1.750%, 10/31/18	19,220
12,000	1.875%, 02/28/14	12,371
25,000	2.000%, 04/30/16	26,336
35,980	2.125%, 12/31/15	38,049
5,475	2.250%, 11/30/17	5,836
20,000	2.375%, 10/31/14	21,038
6,000	2.375%, 02/28/15	6,342
10,000	2.500%, 06/30/17	10,799
72,900	2.625%, 07/31/14	76,858
221,500	2.625%, 12/31/14	235,136
19,000	2.625%, 02/29/16	20,483
36,325	2.625%, 04/30/16	39,197

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
26,000	2.625%, 01/31/18	28,269
2,500	2.750%, 11/30/16	2,723
218,675	2.750%, 05/31/17	238,937
34,140	2.750%, 12/31/17	37,354
30,610	2.875%, 03/31/18	33,736
169,500	3.125%, 10/31/16	187,509
20,000	3.125%, 01/31/17	22,173
143,855	3.125%, 04/30/17	159,859
216,292	3.125%, 05/15/19	241,503
247,500	3.250%, 12/31/16	275,730
77,000	3.250%, 03/31/17	85,975
5,000	3.375%, 11/15/19	5,674
5,000	3.500%, 02/15/18	5,686
63,800	4.250%, 11/15/17	75,105
5,400	4.500%, 11/15/15	6,175
55,060	4.500%, 05/15/17	65,057
9,500	4.625%, 02/15/17	11,227
136,865	4.750%, 08/15/17	164,313

	Total U.S. Treasury Obligations (Cost $5,208,278)	5,775,508

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 5.4%
	Investment Company — 5.4%
1,334,403	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $1,334,403)	1,334,403

	Total Investments — 100.5% (Cost $23,264,430)	24,716,051
	Liabilities in Excess of Other Assets — (0.5)%	(127,502)

	NET ASSETS — 100.0%	$24,588,549

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	83

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — 2.4%
	Accredited Mortgage Loan Trust,
1,670	Series 2006-1, Class A3, VAR, 0.424%, 04/25/36	1,412
1,518	Series 2006-2, Class A3, VAR, 0.394%, 09/25/36	1,274
	AH Mortgage Advance Trust, (Cayman Islands),
4,583	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	4,592
787	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	790
	Ally Auto Receivables Trust,
784	Series 2010-1, Class A3, 1.450%, 05/15/14	788
565	Series 2010-3, Class A4, 1.550%, 08/17/15	573
355	Series 2011-1, Class A3, 1.380%, 01/15/15	358
444	Series 2012-1, Class A4, 1.210%, 07/15/16	445
	AmeriCredit Automobile Receivables Trust,
988	Series 2008-AF, Class A4, 6.960%, 10/14/14	1,016
107	Series 2010-1, Class A3, 1.660%, 03/17/14	107
353	Series 2012-1, Class A3, 1.230%, 09/08/16	354
	Ameriquest Mortgage Securities, Inc.,
1,105	Series 2003-5, Class A6, SUB, 4.541%, 04/25/33	1,033
452	Series 2003-13, Class AF6, SUB, 5.094%, 01/25/34	452
20	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 02/25/13	18
	Bear Stearns Asset-Backed Securities Trust,
805	Series 2003-SD2, Class 2A, VAR, 2.997%, 06/25/43	749
1,203	Series 2006-SD1, Class A, VAR, 0.614%, 04/25/36	938
	Centex Home Equity,
445	Series 2001-B, Class A6, 6.360%, 07/25/32	440
435	Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	405
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	118
999	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	1,014
	Chase Funding Mortgage Loan Asset-Backed Certificates,
447	Series 2003-5, Class 1A4, 4.396%, 02/25/30	450
546	Series 2003-6, Class 1A4, 4.499%, 11/25/34	550
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,829

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

966	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.348%, 08/25/33	931
	CNH Equipment Trust,
405	Series 2010-A, Class A3, 1.540%, 07/15/14	406
791	Series 2011-B, Class A3, 0.910%, 08/15/16	792
	Countrywide Asset-Backed Certificates,
8	Series 2004-1, Class 3A, VAR, 0.804%, 04/25/34	6
590	Series 2004-1, Class M1, VAR, 0.994%, 03/25/34	418
365	Series 2004-1, Class M2, VAR, 1.069%, 03/25/34	312
1,539	Series 2004-6, Class M1, VAR, 0.844%, 10/25/34	820
230	Series 2004-13, Class MV8, VAR, 1.944%, 01/25/35 (f) (i)	10
306	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.748%, 01/25/36	171
99	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	93
635	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	677
1,412	Distressed Asset Portfolio I, LLC, 3.500%, 12/31/15 (f) (i)	1,621
1,317	Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	1,075
	Federal National Mortgage Association Whole Loan,
59	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	62
108	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	109
1,091	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF9, Class A3, VAR, 0.524%, 10/25/35	1,071
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	501
852	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	855
1,305	GE Mortgage Services LLC, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	1,343
84	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	84
	HSBC Home Equity Loan Trust,
205	Series 2005-2, Class A1, VAR, 0.515%, 01/20/35	192

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Asset-Backed Securities — Continued
822	Series 2005-2, Class M1, VAR, 0.705%, 01/20/35	748
822	Series 2005-2, Class M2, VAR, 0.736%, 01/20/35	737
306	Series 2006-1, Class A1, VAR, 0.406%, 01/20/36	278
729	Series 2006-2, Class A1, VAR, 0.395%, 03/20/36	672
1,055	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	1,071
170	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	170
1,455	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	1,441
929	Series 2007-3, Class APT, VAR, 1.446%, 11/20/36	819
272	Hyundai Auto Receivables Trust, Series 2012-A, Class A4, 0.950%, 12/15/16	272
1,106	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.594%, 07/25/34 (e)	1,058
	Long Beach Mortgage Loan Trust,
156	Series 2004-1, Class M3, VAR, 1.294%, 02/25/34	116
46	Series 2004-5, Class M6, VAR, 2.744%, 09/25/34 (f) (i)	8
	Mid-State Trust,
227	Series 2005-1, Class A, 5.745%, 01/15/40	231
982	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	1,014
974	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.494%, 03/25/33	422
	New Century Home Equity Loan Trust,
1,000	Series 2003-5, Class AI6, SUB, 5.303%, 11/25/33	953
610	Series 2005-1, Class M1, VAR, 0.694%, 03/25/35	428
2,400	Park Place Securities, Inc., Series 2004-WCW1, Class M2, VAR, 0.924%, 09/25/34	2,166
2,100	Residential Asset Securities Corp., Series 2005-EMX3, Class M1, VAR, 0.674%, 09/25/35	1,948
548	Residential Funding Mortgage Securities II, Inc., Series 2003-HI2, Class A6, SUB, 4.760%, 07/25/28	535
1,024	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	867
	Santander Drive Auto Receivables Trust,
556	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	556

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

665	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	664
411	Series 2012-1, Class A3, 1.490%, 10/15/15	413
73	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.324%, 06/25/37	58
	Structured Asset Investment Loan Trust,
2,500	Series 2003-BC10, Class A4, VAR, 1.244%, 10/25/33	1,999
1,500	Series 2005-5, Class A9, VAR, 0.514%, 06/25/35	1,414
35	Structured Asset Securities Corp., Series 2007-OSI, Class A2, VAR, 0.334%, 06/25/37	29
202	Union Pacific Railroad Co. 2003 Pass-Through Trust, 4.698%, 01/02/24	224
1,500	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	1,486
295	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.530%, 07/15/15	301
1,000	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A4, 1.150%, 07/20/18	1,001

	Total Asset-Backed Securities (Cost $56,162)	55,353

Collateralized Mortgage Obligations — 20.5%
	Agency CMO — 13.5%
511	Federal Home Loan Bank, Series 2000-0606, Class Y, 5.270%, 12/28/12	529
	Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
182	Series 23, Class KZ, 6.500%, 11/25/23	208
1,276	Series 24, Class J, 6.250%, 11/25/23	1,357
226	Series 31, Class Z, 8.000%, 04/25/24	259
	Federal Home Loan Mortgage Corp. REMICS,
24	Series 11, Class D, 9.500%, 07/15/19	25
16	Series 38, Class D, 9.500%, 05/15/20	18
7	Series 81, Class A, 8.125%, 11/15/20	8
19	Series 84, Class F, 9.200%, 10/15/20	21
10	Series 109, Class I, 9.100%, 01/15/21	11
3	Series 198, Class Z, 8.500%, 09/15/22	3
126	Series 1316, Class Z, 8.000%, 06/15/22	146
43	Series 1343, Class LB, 7.500%, 08/15/22	52
1	Series 1351, Class TF, HB, IO, 1,010.000%, 08/15/22	37
89	Series 1456, Class Z, 7.500%, 01/15/23	104
628	Series 1543, Class VN, 7.000%, 07/15/23	727
7	Series 1556, Class H, 6.500%, 08/15/13	8
420	Series 1577, Class PV, 6.500%, 09/15/23	442
25	Series 1595, Class D, 7.000%, 10/15/13	26

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	85

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,137	Series 1608, Class L, 6.500%, 09/15/23	1,279
1,042	Series 1611, Class Z, 6.500%, 11/15/23	1,175
1,026	Series 1628, Class LZ, 6.500%, 12/15/23	1,147
494	Series 1630, Class PK, 6.000%, 11/15/23	553
1,000	Series 1671, Class I, 7.000%, 02/15/24	1,184
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	21
89	Series 1695, Class G, HB, IF, 25.948%, 03/15/24	152
57	Series 1710, Class GB, HB, IF, 39.093%, 04/15/24	113
231	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	68
117	Series 2022, Class PE, 6.500%, 01/15/28	132
881	Series 2033, Class K, 6.050%, 08/15/23	888
717	Series 2036, Class PG, 6.500%, 01/15/28	817
127	Series 2055, Class OE, 6.500%, 05/15/13	127
111	Series 2089, Class PJ, IO, 7.000%, 10/15/28	18
2,428	Series 2091, Class PG, 6.000%, 11/15/28	2,724
1,547	Series 2113, Class MW, 6.500%, 01/15/29	1,762
537	Series 2116, Class ZA, 6.000%, 01/15/29	603
164	Series 2148, Class ZA, 6.000%, 04/15/29	181
323	Series 2201, Class C, 8.000%, 11/15/29	387
74	Series 2261, Class ZY, 7.500%, 10/15/30	88
828	Series 2293, Class ZA, 6.000%, 03/15/31	929
70	Series 2297, Class NB, 6.000%, 03/15/16	74
130	Series 2310, Class Z, 6.000%, 04/15/31	143
54	Series 2313, Class LA, 6.500%, 05/15/31	62
463	Series 2325, Class JO, PO, 06/15/31	442
1,209	Series 2330, Class PE, 6.500%, 06/15/31	1,261
309	Series 2344, Class QG, 6.000%, 08/15/16	329
388	Series 2345, Class PQ, 6.500%, 08/15/16	403
282	Series 2368, Class TG, 6.000%, 10/15/16	298
608	Series 2394, Class MC, 6.000%, 12/15/16	649
220	Series 2399, Class PG, 6.000%, 01/15/17	235
300	Series 2410, Class QB, 6.250%, 02/15/32	347
678	Series 2430, Class WF, 6.500%, 03/15/32	775
702	Series 2466, Class DH, 6.500%, 06/15/32	776
2,031	Series 2530, Class SK, IF, IO, 7.851%, 06/15/29	414
238	Series 2534, Class SI, HB, IF, 20.414%, 02/15/32	377
2,000	Series 2543, Class YX, 6.000%, 12/15/32	2,235
1,016	Series 2545, Class SQ, IF, IO, 7.351%, 05/15/17	23
817	Series 2557, Class HL, 5.300%, 01/15/33	920
1,573	Series 2586, Class IO, IO, 6.500%, 03/15/33	340

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
791	Series 2587, Class XS, IF, IO, 7.401%, 09/15/17	27
448	Series 2594, Class IV, IO, 7.000%, 03/15/32	97
90	Series 2602, Class BX, 3.500%, 12/15/22	92
1,344	Series 2610, Class UI, IO, 6.500%, 05/15/33	249
1,515	Series 2613, Class H, 4.500%, 05/15/18	1,642
1,574	Series 2617, Class GR, 4.500%, 05/15/18	1,677
3,029	Series 2636, Class Z, 4.500%, 06/15/18	3,226
2,119	Series 2641, Class SK, IF, IO, 6.901%, 01/15/18	134
125	Series 2643, Class SA, HB, IF, 43.885%, 03/15/32	252
145	Series 2650, Class PO, PO, 12/15/32	137
145	Series 2650, Class SO, PO, 12/15/32	138
497	Series 2656, Class AC, 6.000%, 08/15/33	560
1,375	Series 2656, Class PE, 4.500%, 07/15/18	1,507
514	Series 2658, Class A, 4.500%, 08/15/18	524
404	Series 2695, Class OB, PO, 10/15/33	392
1,833	Series 2699, Class W, 5.500%, 11/15/33	1,988
385	Series 2701, Class ST, IF, IO, 6.752%, 08/15/21	6
1,121	Series 2707, Class KA, 4.500%, 11/15/18	1,201
381	Series 2707, Class KJ, 5.000%, 11/15/18	394
4,512	Series 2708, Class N, 4.000%, 11/15/18	4,780
63	Series 2717, Class BA, 6.000%, 11/15/30	64
705	Series 2733, Class SB, IF, 7.786%, 10/15/33	753
824	Series 2736, Class PD, 5.000%, 03/15/32	852
179	Series 2755, Class SA, IF, 13.703%, 05/15/30	195
1,033	Series 2756, Class NA, 5.000%, 02/15/24	1,130
2,000	Series 2764, Class OE, 4.500%, 03/15/19	2,198
274	Series 2764, Class S, IF, 13.129%, 07/15/33	347
506	Series 2779, Class SM, IF, IO, 6.901%, 10/15/18	27
1,039	Series 2801, Class JN, 5.000%, 06/15/33	1,131
2,000	Series 2843, Class BC, 5.000%, 08/15/19	2,186
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,121
1,540	Series 2864, Class NB, 5.500%, 07/15/33	1,740
3,030	Series 2864, Class NS, IF, IO, 6.851%, 09/15/34	234
802	Series 2888, Class IN, IO, 5.000%, 10/15/18	20
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,792
42	Series 2931, Class GA, 5.000%, 11/15/28	42
1,000	Series 2934, Class CI, 5.000%, 01/15/34	1,059
107	Series 2980, Class QB, 6.500%, 05/15/35	122
1,663	Series 2989, Class TG, 5.000%, 06/15/25	1,802

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
279	Series 2990, Class SL, HB, IF, 23.582%, 06/15/34	428
3,331	Series 2994, Class SC, IF, IO, 5.352%, 02/15/33	303
617	Series 2995, Class FT, VAR, 0.498%, 05/15/29	615
286	Series 3005, Class PV, IF, 12.338%, 10/15/33	325
1,287	Series 3028, Class ME, 5.000%, 02/15/34	1,402
488	Series 3031, Class BN, HB, IF, 20.901%, 08/15/35	739
982	Series 3059, Class B, 5.000%, 02/15/35	1,110
1,000	Series 3062, Class HE, 5.000%, 01/15/34	1,083
1,000	Series 3064, Class OG, 5.500%, 06/15/34	1,089
120	Series 3068, Class AO, PO, 01/15/35	118
2,106	Series 3080, Class TZ, 5.500%, 02/15/33	2,145
776	Series 3117, Class EO, PO, 02/15/36	736
371	Series 3134, Class PO, PO, 03/15/36	353
431	Series 3138, Class PO, PO, 04/15/36	412
1,505	Series 3151, Class PD, 6.000%, 11/15/34	1,595
1,083	Series 3152, Class MO, PO, 03/15/36	1,014
1,428	Series 3184, Class YO, PO, 03/15/36	1,303
1,800	Series 3189, Class PC, 6.000%, 08/15/35	1,979
4,765	Series 3201, Class IN, IF, IO, 6.001%, 08/15/36	781
5,164	Series 3202, Class HI, IF, IO, 6.401%, 08/15/36	878
785	Series 3219, Class OD, 6.000%, 06/15/33	829
1,581	Series 3219, Class PD, 6.000%, 11/15/35	1,783
2,000	Series 3274, Class B, 6.000%, 02/15/37	2,232
851	Series 3292, Class DO, PO, 03/15/37	809
4,205	Series 3305, Class IW, IF, IO, 6.202%, 04/15/37	593
220	Series 3306, Class TB, IF, 2.999%, 04/15/37	231
194	Series 3306, Class TC, IF, 2.459%, 04/15/37	201
510	Series 3331, Class PO, PO, 06/15/37	484
1,036	Series 3336, Class GD, 5.000%, 04/15/36	1,080
940	Series 3383, Class OP, PO, 11/15/37	872
1,948	Series 3531, Class SM, IF, IO, 5.852%, 05/15/39	266
371	Series 3542, Class TN, IF, 6.000%, 07/15/36	349
457	Series 3546, Class A, VAR, 5.345%, 02/15/39	487
1,147	Series 3572, Class JS, IF, IO, 6.551%, 09/15/39	233
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,292
2,683	Series 3609, Class SA, IF, IO, 6.091%, 12/15/39	632

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
1,030	Series 3610, Class CA, 4.500%, 12/15/39	1,128
666	Series 3611, Class PO, PO, 07/15/34	619
1,704	Series 3620, Class TV, 5.500%, 12/15/20	1,797
1,063	Series 3653, Class HJ, 5.000%, 04/15/40	1,174
920	Series 3688, Class GT, VAR, 7.158%, 11/15/46	1,087
2,672	Series 3747, Class HI, IO, 4.500%, 07/15/37	360
1,347	Series 3819, Class ZQ, 6.000%, 04/15/36	1,569
1,682	Series 3827, Class BD, 4.000%, 08/15/39	1,766
1,031	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,196
1,412	Series 3855, Class AM, 6.500%, 11/15/36	1,600
1,805	Series 3890, Class ET, 5.500%, 11/15/23	1,982
1,633	Series 3895, Class PW, 4.500%, 07/15/41	1,778
603	Federal Home Loan Mortgage Corp. STRIPS, Series 186, Class PO, PO, 08/01/27	525
857	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 4.749%, 10/25/37	879
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 07/25/21	2,441
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,819
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	647
	Federal National Mortgage Association Grantor Trust,
49,164	Series 2001-T12, Class IO, IO, VAR, 0.539%, 08/25/41	600
1,489	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,740
1,181	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,356
1,018	Series 2002-T4, Class A2, 7.000%, 12/25/41	1,153
2,002	Series 2002-T4, Class A4, 9.500%, 12/25/41	2,424
94,624	Series 2002-T4, Class IO, IO, VAR, 0.441%, 12/25/41	902
957	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,066
645	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	754
764	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	905
11,269	Series 2004-T3, Class 1IO4, IO, VAR, 0.631%, 02/25/44	197
	Federal National Mortgage Association REMICS,
12	Series 1988-13, Class C, 9.300%, 05/25/18	14
119	Series 1989-72, Class E, 9.350%, 10/25/19	138
5	Series 1989-98, Class H, 11.500%, 12/25/19	6
7	Series 1990-1, Class D, 8.800%, 01/25/20	8
9	Series 1990-110, Class H, 8.750%, 09/25/20	10
7	Series 1990-117, Class E, 8.950%, 10/25/20	8
71	Series 1991-141, Class PZ, 8.000%, 10/25/21	82
37	Series 1992-31, Class M, 7.750%, 03/25/22	42

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	87

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
39	Series 1992-79, Class Z, 9.000%, 06/25/22	45
20	Series 1992-101, Class J, 7.500%, 06/25/22	21
355	Series 1992-188, Class PZ, 7.500%, 10/25/22	411
413	Series 1992-200, Class SK, HB, IF, 22.437%, 11/25/22	678
32	Series 1993-23, Class PZ, 7.500%, 03/25/23	37
247	Series 1993-56, Class PZ, 7.000%, 05/25/23	285
134	Series 1993-60, Class Z, 7.000%, 05/25/23	154
276	Series 1993-79, Class PL, 7.000%, 06/25/23	320
444	Series 1993-141, Class Z, 7.000%, 08/25/23	506
218	Series 1993-149, Class M, 7.000%, 08/25/23	252
770	Series 1993-160, Class ZA, 6.500%, 09/25/23	870
78	Series 1993-165, Class SA, IF, 19.240%, 09/25/23	122
8	Series 1993-205, Class H, PO, 09/25/23	8
72	Series 1993-247, Class SM, HB, IF, 25.442%, 12/25/23	122
80	Series 1993-255, Class E, 7.100%, 12/25/23	92
58	Series 1993-257, Class C, PO, 06/25/23	58
104	Series 1994-1, Class L, 6.500%, 01/25/14	108
1,667	Series 1994-23, Class PX, 6.000%, 08/25/23	1,752
111	Series 1994-65, Class PK, PO, 04/25/24	103
433	Series 1995-4, Class Z, 7.500%, 10/25/22	517
649	Series 1995-19, Class Z, 6.500%, 11/25/23	773
25	Series 1996-59, Class K, 6.500%, 07/25/23	25
122	Series 1997-11, Class E, 7.000%, 03/18/27	143
454	Series 1997-20, Class D, 7.000%, 03/17/27	529
56	Series 1997-27, Class J, 7.500%, 04/18/27	63
1,295	Series 1997-37, Class SM, IF, IO, 7.750%, 12/25/22	241
500	Series 1997-42, Class EG, 8.000%, 07/18/27	610
687	Series 1997-63, Class ZA, 6.500%, 09/18/27	775
615	Series 1998-66, Class FB, VAR, 0.594%, 12/25/28	617
1,232	Series 1999-47, Class JZ, 8.000%, 09/18/29	1,499
370	Series 2000-8, Class Z, 7.500%, 02/20/30	433
493	Series 2001-4, Class PC, 7.000%, 03/25/21	536
92	Series 2001-5, Class OW, 6.000%, 03/25/16	95
774	Series 2001-14, Class Z, 6.000%, 05/25/31	869
946	Series 2001-16, Class Z, 6.000%, 05/25/31	1,061
705	Series 2001-36, Class ST, IF, IO, 8.256%, 11/25/30	176
2,253	Series 2001-72, Class SB, IF, IO, 7.256%, 12/25/31	403
3,720	Series 2001-81, Class HE, 6.500%, 01/25/32	4,204
407	Series 2002-11, Class QG, 5.500%, 03/25/17	433

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
190	Series 2002-19, Class SC, IF, 13.745%, 03/17/32	260
376	Series 2002-55, Class QE, 5.500%, 09/25/17	404
427	Series 2002-63, Class KC, 5.000%, 10/25/17	455
182	Series 2002-73, Class AN, 5.000%, 11/25/17	194
1,389	Series 2003-14, Class EH, IF, IO, 7.356%, 03/25/18	163
1,100	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,259
1,000	Series 2003-18, Class GT, 5.000%, 03/25/18	1,084
1,448	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	73
2,000	Series 2003-47, Class PE, 5.750%, 06/25/33	2,312
1,050	Series 2003-58, Class TB, 5.000%, 03/25/32	1,132
1,000	Series 2003-64, Class KS, IF, 9.299%, 07/25/18	1,103
225	Series 2003-64, Class SX, IF, 13.081%, 07/25/33	281
573	Series 2003-73, Class GA, 3.500%, 05/25/31	581
1,556	Series 2003-83, Class PG, 5.000%, 06/25/23	1,662
53	Series 2003-91, Class SD, IF, 12.093%, 09/25/33	60
1,000	Series 2003-92, Class VH, 5.000%, 02/25/19	1,109
2,000	Series 2003-106, Class WE, 4.500%, 11/25/22	2,101
1,707	Series 2003-109, Class TS, IF, IO, 6.856%, 08/25/22	81
226	Series 2003-128, Class KE, 4.500%, 01/25/14	232
9,247	Series 2003-128, Class NG, 4.000%, 01/25/19	9,881
1,000	Series 2004-8, Class GD, 4.500%, 10/25/32	1,060
1,000	Series 2004-21, Class AE, 4.000%, 04/25/19	1,071
66	Series 2004-22, Class A, 4.000%, 04/25/19	67
770	Series 2004-53, Class NC, 5.500%, 07/25/24	823
563	Series 2004-72, Class F, VAR, 0.744%, 09/25/34	565
127	Series 2004-87, Class JI, IO, 5.000%, 11/25/30	2
1,000	Series 2004-101, Class PD, 5.000%, 06/25/30	1,009
140	Series 2005-42, Class PS, IF, 16.390%, 05/25/35	190
826	Series 2005-51, Class MO, PO, 06/25/35	803
3,359	Series 2005-53, Class CS, IF, IO, 6.456%, 06/25/35	841
2,275	Series 2005-59, Class PC, 5.500%, 03/25/31	2,344
470	Series 2005-65, Class KO, PO, 08/25/35	443
6,800	Series 2005-68, Class BC, 5.250%, 06/25/35	7,518

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,030	Series 2005-72, Class WS, IF, IO, 6.506%, 08/25/35	662
1,096	Series 2005-84, Class XM, 5.750%, 10/25/35	1,241
360	Series 2005-90, Class ES, IF, 16.265%, 10/25/35	510
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,273
384	Series 2005-106, Class US, HB, IF, 23.672%, 11/25/35	622
439	Series 2005-116, Class PB, 6.000%, 04/25/34	472
2,249	Series 2006-20, Class IB, IF, IO, 6.346%, 04/25/36	328
620	Series 2006-22, Class AO, PO, 04/25/36	583
623	Series 2006-27, Class OH, PO, 04/25/36	585
592	Series 2006-46, Class LI, IO, 6.000%, 02/25/34	15
985	Series 2006-59, Class QO, PO, 01/25/33	957
847	Series 2006-61, Class AP, 6.000%, 08/25/35	922
2,285	Series 2006-77, Class PC, 6.500%, 08/25/36	2,598
1,441	Series 2006-110, Class PO, PO, 11/25/36	1,367
377	Series 2006-114, Class DS, VAR, 12/25/36	374
1,860	Series 2006-114, Class HD, 5.500%, 10/25/35	2,060
11	Series 2006-115, Class OM, PO, 12/25/36	11
581	Series 2006-128, Class PO, PO, 01/25/37	546
908	Series 2007-10, Class Z, 6.000%, 02/25/37	1,057
1,950	Series 2007-22, Class SC, IF, IO, 5.836%, 03/25/37	288
1,082	Series 2007-47, Class PC, 5.000%, 07/25/33	1,097
694	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	110
1,600	Series 2007-79, Class PC, 5.000%, 01/25/32	1,637
842	Series 2007-100, Class ND, 5.750%, 10/25/35	900
444	Series 2007-100, Class SM, IF, IO, 6.206%, 10/25/37	65
1,165	Series 2008-24, Class VB, 5.000%, 09/25/25	1,281
5,358	Series 2008-62, Class SM, IF, IO, 5.956%, 07/25/38	850
852	Series 2008-68, Class VK, 5.500%, 03/25/27	947
1,075	Series 2008-68, Class VN, 5.500%, 03/25/27	1,170
14,983	Series 2008-91, Class SI, IF, IO, 5.756%, 03/25/38	1,886
1,704	Series 2008-93, Class AM, 5.500%, 06/25/37	1,883
1,051	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	87
1,047	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	101

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
2,584	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	215
1,392	Series 2009-29, Class LA, VAR, 4.196%, 05/25/39	1,439
3,001	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	423
1,475	Series 2009-108, Class VN, 5.000%, 09/25/39	1,613
6,743	Series 2009-112, Class ST, IF, IO, 6.006%, 01/25/40	844
4,433	Series 2009-112, Class SW, IF, IO, 6.006%, 01/25/40	555
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,606
1,710	Series 2010-19, Class VA, 5.000%, 02/25/21	1,866
9,259	Series 2010-35, Class SB, IF, IO, 6.176%, 04/25/40	1,298
2,062	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	146
1,385	Series 2010-49, Class SC, IF, 12.172%, 03/25/40	1,690
902	Series 2010-64, Class DM, 5.000%, 06/25/40	983
1,819	Series 2010-71, Class HJ, 5.500%, 07/25/40	2,017
1,428	Series 2010-111, Class AE, 5.500%, 04/25/38	1,515
1,414	Series 2011-19, Class ZY, 6.500%, 07/25/36	1,666
1,768	Series 2011-22, Class MA, 6.500%, 04/25/38	2,039
30	Series G-29, Class O, 8.500%, 09/25/21	34
18	Series G92-30, Class Z, 7.000%, 06/25/22	20
38	Series G92-62, Class B, PO, 10/25/22	35
	Federal National Mortgage Association STRIPS,
3,739	Series 203, Class 2, IO, 8.000%, 02/01/23	792
635	Series 266, Class 2, IO, 7.500%, 08/01/24	131
1,071	Series 348, Class 30, IO, 5.500%, 12/01/18	106
1,027	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	108
871	Series 356, Class 42, IO, 5.500%, 12/01/19	94
2,021	Series 380, Class S36, IF, IO, 7.656%, 07/25/37	282
1,165	Series 383, Class 68, IO, 6.500%, 09/01/37	226
1,808	Series 383, Class 69, IO, VAR, 6.500%, 10/01/37	326
520	Series 383, Class 86, IO, VAR, 7.000%, 09/01/37	103
	Federal National Mortgage Association Whole Loan,
898	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	1,033
12,498	Series 2002-W10, Class IO, IO, VAR, 0.983%, 08/25/42	360

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	89

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
18,146	Series 2002-W7, Class IO1, IO, VAR, 0.943%, 06/25/29	591
38	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	42
394	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	442
502	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	552
36,136	Series 2004-W11, Class 1IO1, IO, VAR, 0.356%, 05/25/44	392
1,150	Series 2004-W2, Class 1A, 6.000%, 02/25/44	1,282
187	Series 2004-W2, Class 1A3F, VAR, 0.594%, 02/25/44	185
308	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	353
1,124	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	1,260
724	Series 2004-W8, Class 3A, 7.500%, 06/25/44	851
1,202	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	1,328
1,289	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,437
	Government National Mortgage Association,
161	Series 1997-7, Class ZA, 9.000%, 05/16/27	189
192	Series 1997-8, Class PN, 7.500%, 05/16/27	219
2,451	Series 1999-15, Class S, IF, IO, 7.953%, 05/16/29	533
40	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	44
467	Series 1999-44, Class ZG, 8.000%, 12/20/29	545
292	Series 2000-9, Class Z, 8.000%, 06/20/30	341
210	Series 2000-26, Class Z, 7.750%, 09/20/30	244
2,616	Series 2002-4, Class TD, 7.000%, 01/20/32	3,042
1,740	Series 2002-13, Class QA, IF, IO, 7.802%, 02/16/32	367
996	Series 2002-45, Class QE, 6.500%, 06/20/32	1,140
56	Series 2002-47, Class HM, 6.000%, 07/16/32	63
6,061	Series 2002-68, Class SC, IF, IO, 5.452%, 10/16/32	1,158
1,880	Series 2002-84, Class PH, 6.000%, 11/16/32	2,204
364	Series 2003-4, Class TI, IO, 5.500%, 05/16/31	5
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,385
285	Series 2003-52, Class SB, IF, 11.117%, 06/16/33	350
864	Series 2003-79, Class PV, 5.500%, 10/20/23	979
4,963	Series 2003-101, Class SK, IF, IO, 6.314%, 10/17/33	1,020

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Agency CMO — Continued
240	Series 2004-2, Class SA, IF, 19.551%, 01/16/34	434
6,999	Series 2004-59, Class SG, IF, IO, 6.254%, 07/20/34	1,122
53	Series 2004-73, Class AE, IF, 14.348%, 08/17/34	68
3,337	Series 2004-86, Class SP, IF, IO, 5.855%, 09/20/34	453
2,304	Series 2004-90, Class SI, IF, IO, 5.855%, 10/20/34	351
4,300	Series 2004-105, Class SN, IF, IO, 5.855%, 12/20/34	684
5,060	Series 2005-3, Class SD, IF, IO, 5.855%, 01/20/31	218
4,429	Series 2005-48, Class CS, IF, IO, 6.055%, 04/20/33	324
425	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	73
7,360	Series 2006-23, Class S, IF, IO, 6.254%, 01/20/36	920
5,491	Series 2006-26, Class S, IF, IO, 6.254%, 06/20/36	789
926	Series 2006-33, Class PK, 6.000%, 07/20/36	1,059
723	Series 2006-59, Class PC, 5.500%, 04/20/35	782
6,909	Series 2007-7, Class EI, IF, IO, 5.955%, 02/20/37	980
3,061	Series 2007-9, Class CI, IF, IO, 5.955%, 03/20/37	436
5,425	Series 2007-16, Class KU, IF, IO, 6.405%, 04/20/37	802
395	Series 2007-17, Class JO, PO, 04/16/37	361
1,000	Series 2007-22, Class PK, 5.500%, 04/20/37	1,176
6,461	Series 2007-24, Class SA, IF, IO, 6.265%, 05/20/37	985
2,015	Series 2007-26, Class SC, IF, IO, 5.955%, 05/20/37	292
1,830	Series 2007-35, Class TE, 6.000%, 06/20/37	2,195
1,444	Series 2007-67, Class SI, IF, IO, 6.265%, 11/20/37	220
420	Series 2008-29, Class PO, PO, 02/17/33	402
226	Series 2008-34, Class OC, PO, 06/20/37	118
1,838	Series 2008-40, Class PS, IF, IO, 6.253%, 05/16/38	303
3,415	Series 2008-40, Class SA, IF, IO, 6.153%, 05/16/38	729
440	Series 2008-43, Class NA, 5.500%, 11/20/37	472
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,928

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
9,549	Series 2008-50, Class SA, IF, IO, 5.984%, 06/20/38	1,479
1,980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	605
6,025	Series 2009-16, Class SJ, IF, IO, 6.554%, 05/20/37	1,030
3,238	Series 2009-72, Class SM, IF, IO, 6.002%, 08/16/39	455
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	107
4,898	Series 2009-77, Class CS, IF, IO, 6.752%, 06/16/38	739
1,026	Series 2009-79, Class OK, PO, 11/16/37	949
908	Series 2009-81, Class A, 5.750%, 09/20/36	1,016
2,088	Series 2009-83, Class TS, IF, IO, 5.855%, 08/20/39	304
3,479	Series 2009-106, Class XL, IF, IO, 6.505%, 06/20/37	567
5,097	Series 2010-4, Class SB, IF, IO, 6.253%, 08/16/39	675
670	Series 2010-14, Class DO, PO, 03/20/36	650
855	Series 2010-14, Class QP, 6.000%, 12/20/39	926
1,359	Series 2010-31, Class SK, IF, IO, 5.855%, 11/20/34	211
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,655
1,551	Series 2010-157, Class OP, PO, 12/20/40	1,366
	NCUA Guaranteed Notes,
3,799	Series 2010-C1, Class APT, 2.650%, 10/29/20	3,965
398	Series 2010-R3, Class 3A, 2.400%, 12/08/20	409
	Vendee Mortgage Trust,
1,104	Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,296
2,874	Series 1998-1, Class 2E, 7.000%, 03/15/28	3,368
401	Series 1999-1, Class 2Z, 6.500%, 01/15/29	472

		305,445

	Non-Agency CMO — 7.0%
	ABN Amro Mortgage Corp.,
506	Series 2003-7, Class A3, 4.500%, 07/25/18	509
927	Series 2003-9, Class A1, 4.500%, 08/25/18	943
278	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.474%, 09/25/35	208
	American General Mortgage Loan Trust,
1,406	Series 2006-1, Class A5, VAR, 5.670%, 12/25/35 (e)	1,485
2,540	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	2,574
3,000	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	3,095

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	790
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	303
198	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.196%, 05/24/36 (e)	196
	Banc of America Alternative Loan Trust,
621	Series 2003-11, Class 2A1, 6.000%, 01/25/34	624
593	Series 2004-6, Class 4A1, 5.000%, 07/25/19	602
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,283
396	Series 2005-7, Class 30PO, PO, 11/25/35	302
1,785	Series 2005-E, Class 4A1, VAR, 2.661%, 03/20/35	1,652
	Banc of America Mortgage Securities, Inc.,
1,875	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,922
727	Series 2003-4, Class 1B1, 5.500%, 06/25/33	677
330	Series 2003-7, Class A2, 4.750%, 09/25/18	341
339	Series 2004-2, Class 2A4, 5.500%, 03/25/34	317
2,690	Series 2004-3, Class 2A1, 5.500%, 04/25/34	2,737
909	Series 2004-5, Class 3A3, 5.000%, 06/25/19	940
394	Series 2004-5, Class 4A1, 4.750%, 06/25/19	406
580	Series 2004-7, Class 2A2, 5.750%, 08/25/34	593
209	Series 2004-8, Class XPO, PO, 10/25/34	157
3	Series 2004-11, Class 15PO, PO, 01/25/20	2
854	Series 2004-F, Class 1A1, VAR, 2.748%, 07/25/34	748
185	Series 2005-1, Class 15PO, PO, 02/25/20	147
504	Series 2005-1, Class 1A17, 5.500%, 02/25/35	453
1,099	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,113
127	Series 2005-10, Class 15PO, PO, 11/25/20	105
194	Series 2005-11, Class 15PO, PO, 12/25/20	159
	BCAP LLC Trust,
387	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	394
1,149	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	1,151
1,319	Series 2010-RR7, Class 16A1, VAR, 0.882%, 02/26/47 (e)	1,223
1,205	Series 2010-RR8, Class 3A3, VAR, 5.078%, 05/26/35 (e)	1,198
1,827	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	1,736
287	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	281

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	91

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
7	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 7.231%, 03/25/31	8
	Chase Mortgage Finance Corp.,
357	Series 2003-S10, Class A1, 4.750%, 11/25/18	368
504	Series 2003-S13, Class A2, 5.000%, 11/25/33	529
953	Series 2004-S1, Class M, VAR, 5.096%, 02/25/19	844
	Citicorp Mortgage Securities, Inc.,
499	Series 2004-1, Class 3A1, 4.750%, 01/25/34	507
886	Series 2004-4, Class A4, 5.500%, 06/25/34	926
561	Series 2006-1, Class 2A1, 5.000%, 02/25/21	570
	Citigroup Mortgage Loan Trust, Inc.,
64	Series 2003-UST1, Class PO3, PO, 12/25/18	54
221	Series 2004-HYB4, Class AA, VAR, 0.574%, 12/25/34	188
589	Series 2004-UST1, Class A3, VAR, 2.390%, 08/25/34	587
1,450	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,482
1,293	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,333
84	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	85
	Countrywide Alternative Loan Trust,
355	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	368
1,163	Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	1,175
331	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	339
1,394	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,377
1,007	Series 2004-J13, Class 1A4, SUB, 5.030%, 02/25/35	1,011
390	Series 2005-5R, Class A1, 5.250%, 12/25/18	395
800	Series 2005-23CB, Class A2, 5.500%, 07/25/35	672
5,360	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,245
1,861	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,302
216	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	206
92	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	17
480	Series 2006-26CB, Class A9, 6.500%, 09/25/36	301
	Countrywide Home Loan Mortgage Pass-Through Trust,
230	Series 2002-22, Class A20, 6.250%, 10/25/32	239

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
800	Series 2003-40, Class A3, 4.500%, 10/25/18	818
838	Series 2003-50, Class A1, 5.000%, 11/25/18	862
165	Series 2003-J7, Class 2A13, 5.000%, 08/25/33	158
1,059	Series 2004-3, Class A25, 5.750%, 04/25/34	1,009
2,150	Series 2004-4, Class A13, 5.250%, 05/25/34	2,204
1,197	Series 2004-5, Class 2A9, 5.250%, 05/25/34	1,228
1,666	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,703
1,075	Series 2004-J1, Class 2A1, 4.750%, 01/25/19	1,101
1,102	Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,139
272	Series 2005-13, Class A2, 5.500%, 06/25/35	273
1,280	Series 2005-22, Class 2A1, VAR, 2.713%, 11/25/35	892
	Credit Suisse Mortgage Capital Certificates,
676	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	676
1,500	Series 2010-16, Class A3, VAR, 3.965%, 06/25/50 (e)	1,339
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	822
1,558	Series 2011-7R, Class A1, VAR, 1.494%, 08/28/47 (e)	1,529
	CS First Boston Mortgage Securities Corp.,
325	Series 2003-29, Class 8A1, 6.000%, 11/25/18	334
2,998	Series 2004-4, Class 5A4, IF, IO, 7.306%, 08/25/34	418
1,000	Series 2005-1, Class 1A16, 5.500%, 02/25/35	830
490	Series 2005-7, Class 5A1, 4.750%, 08/25/20	507
448	Series 2005-10, Class 10A4, 6.000%, 11/25/35	261
881	Series 2005-10, Class 6A13, 5.500%, 11/25/35	742
163	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	117
845	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	857
691	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, VAR, 2.547%, 09/25/34	625
	First Horizon Asset Securities, Inc.,
168	Series 2003-8, Class 1A43, PO, 10/25/33	104
1,175	Series 2004-AR6, Class 2A1, VAR, 2.628%, 12/25/34	1,101
127	Series 2004-AR7, Class 2A1, VAR, 2.617%, 02/25/35	122

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	GMAC Mortgage Corp. Loan Trust,
1,672	Series 2003-J10, Class A1, 4.750%, 01/25/19	1,721
538	Series 2004-J5, Class A7, 6.500%, 01/25/35	564
325	Series 2005-AR3, Class 3A4, VAR, 3.061%, 06/19/35	277
	GSR Mortgage Loan Trust,
589	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	584
1,476	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,543
821	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	874
720	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	755
3,280	Series 2005-2F, Class 1A5, 5.500%, 03/25/35	3,327
542	Series 2005-5F, Class 8A1, VAR, 0.744%, 06/25/35	478
1,000	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	939
	Impac CMB Trust,
1,552	Series 2004-10, Class 3A1, VAR, 0.944%, 03/25/35	1,234
941	Series 2004-10, Class 3A2, VAR, 1.044%, 03/25/35	565
27	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	28
	JP Morgan Mortgage Trust,
1,960	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	2,030
1,272	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	1,255
1,203	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	1,218
1,631	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	1,571
1,226	Series 2006-A2, Class 5A3, VAR, 2.647%, 11/25/33	1,196
372	Series 2007-A1, Class 5A2, VAR, 2.852%, 07/25/35	341
810	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.274%, 08/26/35 (e)	788
	MASTR Adjustable Rate Mortgages Trust,
422	Series 2004-13, Class 2A1, VAR, 2.662%, 04/21/34	416
227	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	228
	MASTR Alternative Loans Trust,
597	Series 2003-7, Class 4A3, 8.000%, 11/25/18	636
306	Series 2003-8, Class 3A1, 5.500%, 12/25/33	311
789	Series 2003-9, Class 5A1, 4.500%, 12/25/18	809
1,230	Series 2004-6, Class 6A1, 6.500%, 07/25/34	1,288
179	Series 2004-7, Class 30PO, PO, 08/25/34	138
94	Series 2004-7, Class 3A1, 6.500%, 08/25/34	97
819	Series 2004-8, Class 6A1, 5.500%, 09/25/19	832

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
1,251	Series 2004-10, Class 1A1, 4.500%, 09/25/19	1,283
362	Series 2004-11, Class 8A3, 5.500%, 11/25/19	364
62	Series 2005-1, Class 5A1, 5.500%, 01/25/20	63
	MASTR Asset Securitization Trust,
65	Series 2003-6, Class 8A1, 5.500%, 07/25/33	67
430	Series 2003-10, Class 3A1, 5.500%, 11/25/33	449
167	Series 2003-11, Class 10A1, 5.000%, 12/25/18	172
293	Series 2003-11, Class 3A1, 4.500%, 12/25/18	300
104	Series 2004-6, Class 15PO, PO, 05/25/19	86
757	Series 2004-6, Class 3A1, 5.250%, 07/25/19	776
382	Series 2004-6, Class 4A1, 5.000%, 07/25/19	395
151	Series 2004-8, Class PO, PO, 08/25/19	128
249	Series 2004-10, Class 1A1, 4.500%, 10/25/19	259
1,498	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,583
253	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	197
	MLCC Mortgage Investors, Inc.,
1,011	Series 2004-C, Class A2, VAR, 1.401%, 07/25/29	938
790	Series 2004-D, Class A3, VAR, 2.405%, 08/25/29	775
	Morgan Stanley Mortgage Loan Trust,
1,405	Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	1,425
520	Series 2004-7AR, Class 2A6, VAR, 2.640%, 09/25/34	447
413	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.564%, 02/25/35	329
	Nomura Asset Acceptance Corp.,
330	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	324
1,129	Series 2005-AR1, Class 1A1, VAR, 2.726%, 02/25/35	979
	Paine Webber CMO Trust,
7	Series H, Class 4, 8.750%, 04/01/18	7
7	Series L, Class 4, 8.950%, 07/01/18	8
2,185	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	2,292
732	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	777

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	93

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	Residential Accredit Loans, Inc.,
780	Series 2003-QS14, Class A1, 5.000%, 07/25/18	795
1,498	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,416
178	Series 2004-QS8, Class A2, 5.000%, 06/25/34	179
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,970
391	Residential Asset Securitization Trust, Series 2006-A6, Class 2A13, 6.000%, 07/25/36	289
	Residential Funding Mortgage Securities I,
628	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	635
508	Series 2005-SA4, Class 1A1, VAR, 2.884%, 09/25/35	361
4,302	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	3,612
254	Residential Funding Securities LLC, Series 2003-RM2, Class AII, 5.000%, 05/25/18	261
91	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	93
1,601	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.122%, 09/20/34	1,418
1,500	Springleaf Mortgage Loan Trust, Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,500
	Structured Adjustable Rate Mortgage Loan Trust,
636	Series 2004-14, Class 1A, VAR, 2.579%, 10/25/34	500
572	Series 2005-5, Class A1, VAR, 0.474%, 05/25/35	516
266	Series 2005-5, Class A2, VAR, 0.474%, 05/25/35	241
	Structured Asset Securities Corp.,
28	Series 2003-21, Class 1A3, 5.500%, 07/25/33	28
4,361	Series 2003-26A, Class 3A5, VAR, 2.684%, 09/25/33	3,882
931	Series 2003-31A, Class B1, VAR, 2.512%, 10/25/33	377
672	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	680
562	Series 2003-37A, Class 2A, VAR, 5.028%, 12/25/33	564
511	Series 2004-7, Class 2A1, VAR, 5.439%, 05/25/24	530

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Non-Agency CMO — Continued
1,108	Series 2005-5, Class 2A1, 5.500%, 04/25/35	1,107
	Vericrest Opportunity Loan Transferee,
743	Series 2011-NL1A, Class A1, VAR, 5.926%, 12/26/50 (e) (f) (i)	748
233	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	234
279	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	280
	WaMu Mortgage Pass-Through Certificates,
307	Series 2002-S4, Class A4, 6.500%, 10/19/29	321
294	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	302
832	Series 2003-AR8, Class A, VAR, 2.486%, 08/25/33	831
602	Series 2003-AR9, Class 1A6, VAR, 2.461%, 09/25/33	597
129	Series 2003-S4, Class 3A, 5.500%, 06/25/33	135
261	Series 2004-AR3, Class A1, VAR, 2.549%, 06/25/34	257
2,410	Series 2004-AR3, Class A2, VAR, 2.549%, 06/25/34	2,373
603	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	630
578	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	600
1,874	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,921
182	Series 2005-AR2, Class 2A21, VAR, 0.574%, 01/25/45	143
1,732	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,475
1,728	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	1,843
1,298	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,298
	Wells Fargo Mortgage-Backed Securities Trust,
351	Series 2003-8, Class A9, 4.500%, 08/25/18	365
107	Series 2003-10, Class A1, 4.500%, 09/25/18	110
30	Series 2003-11, Class 1A4, 4.750%, 10/25/18	30
457	Series 2003-12, Class A2, 4.500%, 11/25/18	470
897	Series 2003-15, Class 1A1, 4.750%, 12/25/18	927
388	Series 2003-17, Class 2A9, PO, 01/25/34	307
290	Series 2003-18, Class A1, 5.500%, 12/25/33	303
547	Series 2003-F, Class A1, VAR, 4.868%, 06/25/33	549
149	Series 2003-J, Class 2A5, VAR, 4.421%, 10/25/33	150

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
650	Series 2003-M, Class A1, VAR, 4.692%, 12/25/33	659
419	Series 2004-B, Class A1, VAR, 4.914%, 02/25/34	428
320	Series 2004-DD, Class 2A8, VAR, 2.619%, 01/25/35	224
399	Series 2004-EE, Class 3A1, VAR, 2.749%, 12/25/34	398
550	Series 2004-EE, Class 3A2, VAR, 2.749%, 12/25/34	552
1,221	Series 2004-K, Class 1A2, VAR, 2.733%, 07/25/34	1,205
119	Series 2004-Q, Class 1A3, VAR, 2.636%, 09/25/34	117
401	Series 2004-Q, Class 2A2, VAR, 2.649%, 09/25/34	361
481	Series 2004-U, Class A1, VAR, 2.716%, 10/25/34	474
414	Series 2005-1, Class 1A1, 4.750%, 01/25/20	424
968	Series 2005-1, Class B1, VAR, 4.923%, 01/25/20	920
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	1,865
563	Series 2005-13, Class A1, 5.000%, 11/25/20	591
91	Series 2005-AR13, Class A1, VAR, 5.242%, 05/25/35	90
476	Series 2006-5, Class 1A2, 5.250%, 04/25/36	475

		160,667

	Total Collateralized Mortgage Obligations (Cost $440,184)	466,112

Commercial Mortgage-Backed Securities — 3.9%
	Banc of America Large Loan, Inc.,
500	Series 2009-UB1, Class A4A, VAR, 5.604%, 06/24/50 (e)	558
3,184	Series 2010-HLTN, Class HLTN, VAR, 1.999%, 11/15/15 (e)	2,972
	Banc of America Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.194%, 11/10/42	1,760
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,154
2,435	Series 2005-3, Class AM, 4.727%, 07/10/43	2,575
1,050	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,171
1,573	Series 2005-6, Class ASB, VAR, 5.193%, 09/10/47	1,654
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	544

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

3,010	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,389
1,005	Series 2006-4, Class A4, 5.634%, 07/10/46	1,140
2,056	Series 2006-5, Class A4, 5.414%, 09/10/47	2,299
	Bear Stearns Commercial Mortgage Securities,
1,655	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,783
354	Series 2004-T14, Class A3, 4.800%, 01/12/41	358
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	701
2,570	Series 2006-PW11, Class A4, VAR, 5.459%, 03/11/39	2,907
75	Series 2006-PW12, Class A4, VAR, 5.719%, 09/11/38	86
250	Series 2006-T24, Class A4, 5.537%, 10/12/41	284
1,973	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	2,091
	Citigroup/Deutsche Bank Commercial Mortgage Trust,
1,500	Series 2005-CD1, Class AM, VAR, 5.226%, 07/15/44	1,629
99,643	Series 2007-CD4, Class XC, IO, VAR, 0.188%, 12/11/49 (e)	869
	Credit Suisse Mortgage Capital Certificates,
1,500	Series 2006-C2, Class A3, VAR, 5.663%, 03/15/39	1,653
142,694	Series 2007-C2, Class AX, IO, VAR, 0.101%, 01/15/49 (e)	747
2,321	CS First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	2,474
2,180	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	2,410
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,584
	GMAC Commercial Mortgage Securities, Inc.,
45	Series 2003-C1, Class A1, 3.337%, 05/10/36	45
645	Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	709
2,330	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,424
	GS Mortgage Securities Corp. II,
2,150	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	2,322
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	518

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	95

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Commercial Mortgage-Backed Securities — Continued
793	Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	800
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,500	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	2,577
201,457	Series 2005-CB11, Class X1, IO, VAR, 0.071%, 08/12/37 (e)	858
2,000	Series 2005-CB13, Class A4, VAR, 5.278%, 01/12/43	2,194
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	213
295,031	Series 2005-LDP5, Class X1, IO, VAR, 0.084%, 12/15/44 (e)	900
1,000	Series 2006-CB14, Class A4, VAR, 5.481%, 12/12/44	1,111
91,708	Series 2006-CB15, Class X1, IO, VAR, 0.076%, 06/12/43	628
2,060	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,310
285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	314
620	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	694
160	Series 2006-LDP7, Class A4, VAR, 5.871%, 04/15/45	183
26,146	Series 2006-LDP8, Class X, IO, VAR, 0.554%, 05/15/45	542
	LB-UBS Commercial Mortgage Trust,
1,212	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,274
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	452
1,060	Series 2006-C4, Class A4, VAR, 5.874%, 06/15/38	1,216
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	634
	Merrill Lynch Mortgage Trust,
602	Series 2005-CKI1, Class A6, VAR, 5.220%, 11/12/37	675
1,425	Series 2005-CKI1, Class AM, VAR, 5.220%, 11/12/37	1,518
1,750	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,958
1,750	Series 2005-LC1, Class AJ, VAR, 5.327%, 01/12/44	1,731
2,000	Series 2005-LC1, Class AM, VAR, 5.268%, 01/12/44	2,154
1,755	Series 2006-C1, Class A4, VAR, 5.661%, 05/12/39	1,997
	Merrill Lynch/Countrywide Commercial Mortgage Trust,
1,725	Series 2006-1, Class A4, VAR, 5.429%, 02/12/39	1,930

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

250	Series 2006-4, Class A3, VAR, 5.172%, 12/12/49	276
	Morgan Stanley Capital I,
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	718
1,575	Series 2006-T23, Class AM, VAR, 5.812%, 08/12/41	1,728
96,990	Series 2007-HQ11, Class X, IO, VAR, 0.230%, 02/12/44 (e)	724
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	752
785	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	807
3,000	Morgan Stanley Reremic Trust, Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	3,190
1,290	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.707%, 08/15/39	1,395
	Wachovia Bank Commercial Mortgage Trust,
932	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,005
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	209
170	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	186
250	Series 2006-C25, Class A4, VAR, 5.736%, 05/15/43	283
2,500	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,722

	Total Commercial Mortgage-Backed Securities (Cost $82,578)	88,668

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Diversified Consumer Services — 0.0% (g)
165	Stewart Enterprises, Inc., 3.125%, 07/15/14	162

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
665	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	647

	Total Convertible Bonds (Cost $786)	809

Corporate Bonds — 37.3%
	Consumer Discretionary — 5.0%
	Auto Components — 0.1%
47	Dana Holding Corp., 6.750%, 02/15/21	51
890	Johnson Controls, Inc., 5.700%, 03/01/41	1,010
800	Lear Corp., 8.125%, 03/15/20	902

		1,963

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Automobiles — 0.1%
320	Daimler Finance North America LLC, 8.500%, 01/18/31	475
	Ford Motor Co.,
220	7.450%, 07/16/31	283
400	9.215%, 09/15/21	484
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (f) (i)	30
385	6.250%, 07/15/33 (f) (i)	96
21	7.250%, 04/15/41 (f) (i)	5
1	7.250%, 07/15/41 (f) (i)	—	(h)
42	7.250%, 02/15/52 (f) (i)	11
55	7.375%, 05/15/48 (f) (i)	14
1	7.375%, 10/01/51 (f) (i)	—	(h)
2,500	7.700%, 04/15/16 (d) (f) (i)	25
226	Navistar International Corp., 8.250%, 11/01/21	247

		1,670

	Broadcasting & Cable TV — 0.9%
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	12
	Cablevision Systems Corp.,
500	7.750%, 04/15/18	545
80	8.000%, 04/15/20	90
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,210	6.500%, 04/30/21	1,286
653	6.625%, 01/31/22	697
1,500	7.000%, 01/15/19	1,620
480	7.250%, 10/30/17	521
725	7.375%, 06/01/20	797
330	8.125%, 04/30/20	370
1,080	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	1,158
	CSC Holdings LLC,
900	7.625%, 07/15/18	1,017
139	7.875%, 02/15/18	157
625	8.625%, 02/15/19	738
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	589
580	6.000%, 08/15/40	665
	DISH DBS Corp.,
1,310	6.750%, 06/01/21	1,454
80	7.125%, 02/01/16	88
1,175	7.875%, 09/01/19	1,381

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Broadcasting & Cable TV — Continued
	Mediacom LLC/Mediacom Capital Corp.,
160	7.250%, 02/15/22 (e)	162
872	9.125%, 08/15/19	953
1,750	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	1,899
340	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	350
400	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	421
160	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	165
300	Videotron Ltee, (Canada), 5.000%, 07/15/22 (e)	300
	Virgin Media Finance plc, (United Kingdom),
605	5.250%, 02/15/22	617
500	8.375%, 10/15/19	567
1,000	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/21	1,095

		19,714

	Diversified Consumer Services — 0.2%
750	Knowledge Learning Corp., 7.750%, 02/01/15 (e)	630
334	Mac-Gray Corp., 7.625%, 08/15/15	343
	Service Corp. International,
495	7.000%, 06/15/17	554
700	7.000%, 05/15/19	774
2,073	7.625%, 10/01/18	2,412
615	Stewart Enterprises, Inc., 6.500%, 04/15/19	646

		5,359

	Gaming — 0.7%
2,502	Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	1,726
	CityCenter Holdings LLC/CityCenter Finance Corp.,
350	7.625%, 01/15/16	369
2,791	PIK, 11.500%, 01/15/17	3,018
961	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	1,074
	MGM Resorts International,
1,000	6.875%, 04/01/16	1,000
1,650	9.000%, 03/15/20	1,844
825	11.375%, 03/01/18	973
875	Peninsula Gaming LLC/Peninsula Gaming Corp., 8.375%, 08/15/15	930

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	97

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Gaming — Continued
870	Pinnacle Entertainment, Inc., 8.625%, 08/01/17	946
500	Seminole Hard Rock Entertainment, Inc., VAR, 3.046%, 03/15/14 (e)	477
700	Seminole Indian Tribe of Florida, 7.750%, 10/01/17 (e)	760
775	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	794
2,000	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	1,370
1,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	1,120
400	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	434

		16,835

	Hotels, Restaurants & Leisure — 0.5%
713	Cinemark USA, Inc., 8.625%, 06/15/19	793
	Host Hotels & Resorts LP,
2,625	6.000%, 11/01/20	2,852
250	6.000%, 10/01/21 (e)	272
750	6.875%, 11/01/14	765
25	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	25
3,675	MGM Resorts International, 10.000%, 11/01/16	4,052
500	Real Mex Restaurants, Inc., 14.000%, 01/01/13 (d) (f) (i)	225
308	Royal Caribbean Cruises Ltd., (Liberia), 11.875%, 07/15/15	375
1,900	Speedway Motorsports, Inc., 6.750%, 02/01/19	1,981
910	Vail Resorts, Inc., 6.500%, 05/01/19	946

		12,286

	Household Durables — 0.4%
175	American Standard Americas, 10.750%, 01/15/16 (e)	122
	D.R. Horton, Inc.,
1,770	5.625%, 01/15/16	1,859
1,080	6.500%, 04/15/16	1,166
249	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	232
	KB Home,
1,000	5.750%, 02/01/14	1,009
615	5.875%, 01/15/15	612
875	Lennar Corp., 6.950%, 06/01/18	927
375	MDC Holdings, Inc., 5.625%, 02/01/20	370
420	Newell Rubbermaid, Inc., 4.700%, 08/15/20	456
400	PulteGroup, Inc., 7.625%, 10/15/17	424

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Durables — Continued
	Standard Pacific Corp.,
1,050	8.375%, 05/15/18	1,123
165	10.750%, 09/15/16	190

		8,490

	Leisure Equipment & Products — 0.0% (g)
125	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	127

	Media — 1.4%
500	Belo Corp., 8.000%, 11/15/16	557
	CBS Corp.,
200	7.875%, 07/30/30	266
160	8.875%, 05/15/19	214
1,500	Clear Channel Communications, Inc., 9.000%, 03/01/21	1,380
	Clear Channel Worldwide Holdings, Inc.,
360	9.250%, 12/15/17	394
650	9.250%, 12/15/17	715
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	355
	Comcast Corp.,
850	5.900%, 03/15/16	988
240	6.300%, 11/15/17	293
	Gannett Co., Inc.,
270	6.375%, 09/01/15	286
750	7.125%, 09/01/18	782
500	8.750%, 11/15/14	562
245	9.375%, 11/15/17	277
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,389
	Hughes Satellite Systems Corp.,
500	6.500%, 06/15/19	530
150	7.625%, 06/15/21	163
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19	315
700	7.250%, 10/15/20	737
500	7.500%, 04/01/21	529
475	8.500%, 11/01/19	521
	Lamar Media Corp.,
150	5.875%, 02/01/22 (e)	156
750	6.625%, 08/15/15	767
700	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	770
810	NBCUniversal Media LLC, 5.950%, 04/01/41	984
	News America, Inc.,
600	6.750%, 01/09/38	680
800	7.750%, 01/20/24	980

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Media — Continued
200	7.850%, 03/01/39	253
147	8.875%, 04/26/23	190
900	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	1,001
2,045	Radio One, Inc., PIK, 15.000%, 05/24/16	1,472
525	Regal Cinemas Corp., 8.625%, 07/15/19	573
865	Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	967
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,074
280	4.700%, 10/15/19	309
410	5.950%, 07/15/13	434
200	6.500%, 07/15/18	247
335	Time Warner Cable, Inc., 7.300%, 07/01/38	430
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	568
1,445	8.375%, 07/15/33	1,895
750	10.150%, 05/01/12	760
182	Time Warner, Inc., 5.375%, 10/15/41	202
	Univision Communications, Inc.,
735	6.875%, 05/15/19 (e)	750
1,000	7.875%, 11/01/20 (e)	1,065
925	Valassis Communications, Inc., 6.625%, 02/01/21	948
50	Viacom, Inc., 6.875%, 04/30/36	65
	Walt Disney Co. (The),
500	0.875%, 12/01/14	502
500	5.875%, 12/15/17	602
	WMG Acquisition Corp.,
903	9.500%, 06/15/16	998
60	11.500%, 10/01/18 (e)	64

		31,959

	Multiline Retail — 0.2%
2,050	HSN, Inc., 11.250%, 08/01/16	2,248
200	Kohl’s Corp., 4.000%, 11/01/21	209
	QVC, Inc.,
75	7.125%, 04/15/17 (e)	81
75	7.375%, 10/15/20 (e)	83
2,050	7.500%, 10/01/19 (e)	2,275
310	Target Corp., 7.000%, 01/15/38	441

		5,337

	Specialty Retail — 0.5%
3,170	ACE Hardware Corp., 9.125%, 06/01/16 (e)	3,356
220	AutoNation, Inc., 5.500%, 02/01/20	228

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Specialty Retail — Continued
	Limited Brands, Inc.,
400	5.625%, 02/15/22	412
1,600	8.500%, 06/15/19	1,912
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	133
951	7.110%, 05/15/37	1,273
1,950	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	20
	Nebraska Book Co., Inc.,
1,039	8.625%, 03/15/12 (d)	121
102	10.000%, 12/1/11	74
200	Staples, Inc., 9.750%, 01/15/14	229
1,000	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	1,027
1,750	Toys R Us Property Co. II LLC, 8.500%, 12/01/17	1,851

		10,636

	Total Consumer Discretionary	114,376

	Consumer Staples — 1.8%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	384
550	5.750%, 04/01/36	670
280	7.550%, 10/01/30	376
	Anheuser-Busch InBev Worldwide, Inc.,
160	6.875%, 11/15/19	207
275	7.750%, 01/15/19	362
	Constellation Brands, Inc.,
1,340	7.250%, 09/01/16	1,514
1,000	7.250%, 05/15/17	1,129
	Diageo Finance B.V., (Netherlands),
575	5.300%, 10/28/15	659
325	5.500%, 04/01/13	342
1,000	Diageo Investment Corp., 7.450%, 04/15/35	1,371
	PepsiCo, Inc.,
572	3.000%, 08/25/21	590
800	3.750%, 03/01/14	851
70	7.900%, 11/01/18	95
1,290	Pernod-Ricard S.A., (France), 5.750%, 04/07/21 (e)	1,466
1,235	SABMiller plc, (United Kingdom), 5.500%, 08/15/13 (e)	1,309

		11,325

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	99

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Food & Staples Retailing — 0.8%
	CVS Caremark Corp.,
225	5.750%, 06/01/17	269
555	6.125%, 09/15/39	693
1,610	Ingles Markets, Inc., 8.875%, 05/15/17	1,767
	Kroger Co. (The),
215	6.400%, 08/15/17	261
712	7.500%, 04/01/31	926
300	7.700%, 06/01/29	389
	Rite Aid Corp.,
64	7.500%, 03/01/17	65
1,500	8.000%, 08/15/20	1,710
6,000	9.500%, 06/15/17	6,090
	SUPERVALU, Inc.,
135	7.500%, 11/15/14	138
2,000	8.000%, 05/01/16	2,077
	Wal-Mart Stores, Inc.,
1,500	3.625%, 07/08/20	1,641
160	5.250%, 09/01/35	189
1,000	6.200%, 04/15/38	1,319
260	7.550%, 02/15/30	382

		17,916

	Food Products — 0.4%
380	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	399
	Bunge Ltd. Finance Corp.,
370	5.875%, 05/15/13	387
655	8.500%, 06/15/19	810
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	162
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	351
800	3.300%, 03/01/22 (e)	805
200	6.000%, 11/27/17 (e)	237
1,000	7.350%, 03/06/19 (e)	1,257
135	ConAgra Foods, Inc., 7.000%, 04/15/19	161
178	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	92
	JBS USA LLC/JBS USA Finance, Inc.,
135	7.250%, 06/01/21 (e)	132
746	8.250%, 02/01/20 (e)	770
917	11.625%, 05/01/14	1,063
	Kraft Foods, Inc.,
810	6.125%, 02/01/18	971
335	6.500%, 08/11/17	407
575	6.875%, 02/01/38	763
650	Smithfield Foods, Inc., 7.750%, 07/01/17	743

		9,510

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Household Products — 0.1%
1,000	Kimberly-Clark Corp., 6.125%, 08/01/17	1,220
757	Procter & Gamble — ESOP, 9.360%, 01/01/21	1,018
567	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	623

		2,861

	Tobacco — 0.0% (g)
250	Alliance One International, Inc., 10.000%, 07/15/16	251

	Total Consumer Staples	41,863

	Energy — 3.6%
	Energy Equipment & Services — 0.4%
720	Baker Hughes, Inc., 5.125%, 09/15/40	857
860	Cie Generale de Geophysique — Veritas, (France), 6.500%, 06/01/21	881
70	Diamond Offshore Drilling, Inc., 5.875%, 05/01/19	82
	Halliburton Co.,
250	7.450%, 09/15/39	367
275	7.600%, 08/15/96 (e)	380
700	8.750%, 02/15/21	975
445	Key Energy Services, Inc., 6.750%, 03/01/21	466
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	101
850	Oil States International, Inc., 6.500%, 06/01/19	914
450	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	472
550	PHI, Inc., 8.625%, 10/15/18	564
	Precision Drilling Corp., (Canada),
210	6.500%, 12/15/21 (e)	224
360	6.625%, 11/15/20	386
219	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	226
700	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	695
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,461
280	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	299

		10,350

	Oil, Gas & Consumable Fuels — 3.2%
175	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	211
	Alpha Natural Resources, Inc.,
275	6.000%, 06/01/19	268
475	6.250%, 06/01/21	461

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
315	6.750%, 05/20/20	324
405	7.000%, 05/20/22	416
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,328
1,360	6.500%, 05/20/21	1,374
278	Anadarko Holding Co., 7.150%, 05/15/28	327
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	431
125	7.625%, 03/15/14	139
100	7.950%, 06/15/39	138
225	8.700%, 03/15/19	299
775	Apache Corp., 6.900%, 09/15/18	984
	Arch Coal, Inc.,
1,250	7.000%, 06/15/19 (e)	1,250
190	7.250%, 10/01/20	189
500	7.250%, 06/15/21 (e)	499
1,075	Bill Barrett Corp., 9.875%, 07/15/16	1,188
	BP Capital Markets plc, (United Kingdom),
1,835	3.875%, 03/10/15	1,990
515	4.750%, 03/10/19	587
325	5.250%, 11/07/13	349
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	425
	Chesapeake Energy Corp.,
520	6.500%, 08/15/17	546
800	6.775%, 03/15/19	804
285	6.875%, 08/15/18	297
250	9.500%, 02/15/15	288
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	510
450	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	504
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
450	8.250%, 12/15/17	480
500	8.500%, 12/15/19	544
	Comstock Resources, Inc.,
400	7.750%, 04/01/19	370
1,000	8.375%, 10/15/17	972
	Concho Resources, Inc.,
545	6.500%, 01/15/22	605
1,460	7.000%, 01/15/21	1,642
425	Conoco Funding Co., (Canada), 7.250%, 10/15/31	594

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
	ConocoPhillips,
275	5.750%, 02/01/19	338
750	6.500%, 02/01/39	1,060
410	7.000%, 03/30/29	527
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	410
	Consol Energy, Inc.,
750	8.000%, 04/01/17	816
750	8.250%, 04/01/20	817
160	Continental Resources, Inc., 7.125%, 04/01/21	178
480	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	509
454	Denbury Resources, Inc., 8.250%, 02/15/20	518
270	Devon Financing Corp. ULC, (Canada), 7.875%, 09/30/31	388
	El Paso Corp.,
1,900	6.875%, 06/15/14	2,056
150	7.000%, 06/15/17	168
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	167
	Encana Corp., (Canada),
150	6.500%, 05/15/19	178
215	6.625%, 08/15/37	252
157	Energy Transfer Partners LP, 5.200%, 02/01/22	169
1,210	ENI S.p.A., (Italy), 5.700%, 10/01/40 (e)	1,290
	EOG Resources, Inc.,
1,700	4.100%, 02/01/21	1,879
200	6.875%, 10/01/18	250
300	Ferrellgas LP/Ferrellgas Finance Corp., 6.500%, 05/01/21	265
500	Forest Oil Corp., 7.250%, 06/15/19	504
1,000	Frontier Oil Corp., 8.500%, 09/15/16	1,070
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	240
1,370	8.000%, 02/15/20 (e)	1,507
	Holly Energy Partners LP/Holly Energy Finance Corp.,
675	6.250%, 03/01/15	675
337	6.500%, 03/01/20 (e)	344
150	8.250%, 03/15/18	159
650	HollyFrontier Corp., 9.875%, 06/15/17	726
550	Inergy LP/Inergy Finance Corp., 7.000%, 10/01/18	542

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	KazMunayGas National Co., (Kazakhstan),
545	6.375%, 04/09/21 (e)	598
200	Reg. S., 6.375%, 04/09/21	219
610	Reg. S., 7.000%, 05/05/20	700
220	Reg. S., 8.375%, 07/02/13	235
410	Marathon Oil Corp., 6.000%, 10/01/17	484
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
500	6.250% 06/15/22	536
415	6.750% 11/01/20	453
	Newfield Exploration Co.,
625	5.750%, 01/30/22	676
750	6.875%, 02/01/20	810
890	7.125%, 05/15/18	948
862	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	862
	Peabody Energy Corp.,
775	6.000%, 11/15/18 (e)	812
675	6.250%, 11/15/21 (e)	707
	Pemex Project Funding Master Trust,
78	5.750%, 03/01/18	87
97	6.625%, 06/15/35	111
210	Penn Virginia Corp., 7.250%, 04/15/19	192
	Pertamina Persero PT, (Indonesia),
200	5.250%, 05/23/21 (e)	213
200	6.500%, 05/27/41 (e)	221
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	539
335	7.875%, 06/15/26	452
610	Petrohawk Energy Corp., 6.250%, 06/01/19	689
	Petroleos de Venezuela S.A., (Venezuela),
274	4.900%, 10/28/14	241
260	5.000%, 10/28/15	216
101	5.375%, 04/12/27	63
139	8.500%, 11/02/17 (e)	126
	Petroleos Mexicanos, (Mexico),
370	4.875%, 01/24/22 (e)	388
55	5.500%, 01/21/21	60
100	6.500%, 06/02/41 (e)	113
MXN 1,840	7.650%, 11/24/21 (e)	145
125	Petronas Capital Ltd., (Malaysia), Reg. S., 5.250%, 08/12/19	141
	Pioneer Natural Resources Co.,
5	5.875%, 07/15/16	6
150	6.650%, 03/15/17	173
1,075	7.500%, 01/15/20	1,328

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Oil, Gas & Consumable Fuels — Continued
150	Plains Exploration & Production Co., 7.625%, 04/01/20	166
	QEP Resources, Inc.,
475	5.375%, 10/01/22	480
1,315	6.875%, 03/01/21	1,453
	Range Resources Corp.,
456	5.000%, 08/15/22	461
375	5.750%, 06/01/21	401
45	6.750%, 08/01/20	49
25	7.250%, 05/01/18	27
770	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	837
740	Samson Investment Co., 9.750%, 02/15/20 (e)	779
	Shell International Finance B.V., (Netherlands),
1,030	1.875%, 03/25/13	1,047
679	3.100%, 06/28/15	731
500	4.300%, 09/22/19	577
	SM Energy Co.,
350	6.500%, 11/15/21 (e)	378
1,790	6.625%, 02/15/19	1,920
375	Southern Star Central Corp., 6.750%, 03/01/16	381
	Statoil ASA, (Norway),
417	3.150%, 01/23/22	433
435	7.150%, 11/15/25	591
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,106
1,000	Swift Energy Co., 7.125%, 06/01/17	1,027
120	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	150
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
400	6.375%, 08/01/22 (e)	421
400	6.875%, 02/01/21	427
295	7.875%, 10/15/18	323
640	Tosco Corp., 8.125%, 02/15/30	925
1,900	Total Capital S.A., (France), 2.300%, 03/15/16	1,981
165	Unit Corp., 6.625%, 05/15/21	169
1,282	Western Refining, Inc., 11.250%, 06/15/17 (e)	1,458
	WPX Energy, Inc.,
475	5.250%, 01/15/17 (e)	485
475	6.000%, 01/15/22 (e)	490

		72,552

	Total Energy	82,902

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Financials — 11.7%
	Capital Markets — 1.6%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,061
440	2.500%, 01/15/16	453
525	2.950%, 06/18/15	554
530	4.600%, 01/15/20	591
978	BlackRock, Inc., 5.000%, 12/10/19	1,117
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,010
750	Charles Schwab Corp. (The), 4.950%, 06/01/14	817
1,000	FMR LLC, 4.750%, 03/01/13 (e)	1,026
	Goldman Sachs Group, Inc. (The),
920	3.625%, 02/07/16	923
326	3.700%, 08/01/15	333
2,780	5.250%, 10/15/13	2,911
1,191	5.250%, 07/27/21	1,193
819	5.375%, 03/15/20	839
450	5.750%, 10/01/16	485
2,100	5.950%, 01/18/18	2,270
102	6.000%, 06/15/20	108
115	6.250%, 09/01/17	126
965	6.750%, 10/01/37	967
205	7.500%, 02/15/19	233
	Jefferies Group, Inc.,
950	6.250%, 01/15/36	834
140	6.450%, 06/08/27	131
880	8.500%, 07/15/19	946
	Lehman Brothers Holdings, Inc.,
235	3.600%, 03/13/09 (d)	64
1,000	5.750%, 05/17/13 (d)	271
950	6.500%, 07/19/17 (d)	—	(h)
750	6.875%, 07/17/37 (d)	—	(h)
295	8.500%, 08/01/15 (d)	80
	Macquarie Group Ltd., (Australia),
639	6.250%, 01/14/21 (e)	638
2,125	7.300%, 08/01/14 (e)	2,239
	Merrill Lynch & Co., Inc.,
500	6.400%, 08/28/17	527
1,710	6.875%, 04/25/18	1,861
	Morgan Stanley,
198	4.000%, 07/24/15	198
505	4.200%, 11/20/14	507
1,690	5.300%, 03/01/13	1,740
243	5.500%, 07/24/20	239

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Capital Markets — Continued
310	5.625%, 09/23/19	310
920	5.750%, 01/25/21	912
150	6.000%, 05/13/14	157
1,315	6.000%, 04/28/15	1,385
320	6.250%, 08/28/17	336
1,250	6.625%, 04/01/18	1,325
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	210
407	6.700%, 03/04/20	441
740	Northern Trust Co. (The), 5.850%, 11/09/17	865
113	Northern Trust Corp., 5.500%, 08/15/13	120
200	State Street Corp., 4.300%, 05/30/14	214
	UBS AG, (Switzerland),
305	2.250%, 08/12/13	306
650	3.875%, 01/15/15	674
900	5.750%, 04/25/18	994
450	5.875%, 12/20/17	499

		36,040

	Commercial Banks — 3.3%
705	ANZ National (International) Ltd., (New Zealand), 2.375%, 12/21/12 (e)	713
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	548
190	Banco del Estado de Chile, (Chile), Reg. S., 4.125%, 10/07/20	196
1,037	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	1,048
	Bank of Nova Scotia, (Canada),
1,082	1.650%, 10/29/15 (e)	1,102
614	3.400%, 01/22/15	653
679	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 3.850%, 01/22/15 (e)	721
	Barclays Bank plc, (United Kingdom),
1,615	2.500%, 01/23/13	1,629
1,280	5.125%, 01/08/20	1,353
980	6.050%, 12/04/17 (e)	998
305	6.750%, 05/22/19	350
	BB&T Corp.,
225	3.375%, 09/25/13	234
275	3.850%, 07/27/12	279
1,250	3.950%, 04/29/16	1,357
500	4.900%, 06/30/17	547
150	6.850%, 04/30/19	184
1,750	Branch Banking & Trust Co., 4.875%, 01/15/13	1,808

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	103

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Commercial Banks — Continued
2,250	Canadian Imperial Bank of Commerce, (Canada), 2.600%, 07/02/15 (e)	2,363
1,225	Capital One Capital V, 10.250%, 08/15/39	1,277
500	Capital One Capital VI, 8.875%, 05/15/40	517
	Capital One Financial Corp.,
485	6.750%, 09/15/17	564
1,190	7.375%, 05/23/14	1,324
1,045	Comerica Bank, 5.200%, 08/22/17	1,145
185	Comerica, Inc., 3.000%, 09/16/15	192
400	Countrywide Capital III, 8.050%, 06/15/27	401
2,660	Credit Suisse, (Switzerland), 5.500%, 05/01/14	2,847
	Deutsche Bank AG, (Germany),
1,475	2.375%, 01/11/13	1,487
375	3.875%, 08/18/14	392
674	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	681
500	Fifth Third Bancorp, 5.450%, 01/15/17	546
395	HSBC Bank, 6.000%, 08/09/17	434
	HSBC Bank plc, (United Kingdom),
728	1.625%, 07/07/14 (e)	730
927	4.125%, 08/12/20 (e)	951
650	4.750%, 01/19/21 (e)	695
415	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	450
250	HSBC USA, Inc., 2.375%, 02/13/15	253
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	757
700	KeyBank N.A., 5.700%, 08/15/12	715
725	KeyCorp, 6.500%, 05/14/13	768
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,006
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,450
	National Australia Bank Ltd., (Australia),
3,010	2.500%, 01/08/13 (e)	3,050
255	3.750%, 03/02/15 (e)	267
1,420	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,446
1,500	National City Bank, 4.625%, 05/01/13	1,559
500	NB Capital Trust II, 7.830%, 12/15/26	494
886	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	852
	PNC Funding Corp.,
1,115	3.000%, 05/19/14	1,159
1,057	4.375%, 08/11/20	1,166

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Banks — Continued
625	5.250%, 11/15/15	698
625	5.625%, 02/01/17	694
	Rabobank Nederland N.V., (Netherlands),
2,150	3.200%, 03/11/15 (e)	2,213
1,045	4.500%, 01/11/21	1,097
1,200	Royal Bank of Canada, (Canada), 2.300%, 07/20/16	1,229
	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg),
180	7.750%, 05/29/18	202
300	9.000%, 06/11/14	332
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	242
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,505
2,500	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	2,596
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,475
500	UnionBanCal Corp., 5.250%, 12/16/13	518
	Wachovia Bank N.A.,
2,110	5.600%, 03/15/16	2,357
750	6.000%, 11/15/17	862
750	6.600%, 01/15/38	913
1,995	Wachovia Capital Trust III, VAR, 5.570%, 04/02/12 (x)	1,828
	Wachovia Corp.,
760	5.500%, 05/01/13	801
1,555	5.750%, 02/01/18	1,804
515	SUB, 7.574%, 08/01/26	619
	Wells Fargo & Co.,
1,665	5.625%, 12/11/17	1,928
1,025	SUB, 3.676%, 06/15/16	1,098
	Westpac Banking Corp., (Australia),
670	4.200%, 02/27/15	716
942	4.875%, 11/19/19	1,011

		74,396

	Consumer Finance — 1.4%
	Ally Financial, Inc.,
1,500	6.250%, 12/01/17	1,551
2,025	8.000%, 11/01/31	2,260
475	American Express Co., 7.250%, 05/20/14	535
	American Express Credit Corp.,
861	2.800%, 09/19/16	892
2,225	5.875%, 05/02/13	2,347
1,100	7.300%, 08/20/13	1,196

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Consumer Finance — Continued
	American Honda Finance Corp.,
200	2.125%, 02/28/17 (e)	201
375	2.375%, 03/18/13 (e)	382
810	4.625%, 04/02/13 (e)	845
835	7.625%, 10/01/18 (e)	1,071
	Ford Motor Credit Co. LLC,
700	3.875%, 01/15/15	717
200	5.000%, 05/15/18	211
325	5.750%, 02/01/21	363
1,250	5.875%, 08/02/21	1,395
125	6.625%, 08/15/17	142
3,000	8.125%, 01/15/20	3,741
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,060
500	6.375%, 11/27/12	518
400	7.350%, 11/27/32	425
	John Deere Capital Corp.,
230	5.250%, 10/01/12	236
515	5.350%, 04/03/18	615
700	PACCAR Financial Corp., 1.550%, 09/29/14	709
1,750	Springleaf Finance Corp., 6.900%, 12/15/17	1,356
	Toyota Motor Credit Corp.,
7,230	2.000%, 09/15/16	7,363
670	3.200%, 06/17/15	713
662	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	667

		31,511

	Diversified Financial Services — 2.4%
2,465	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,280
	Aircastle Ltd., (Bermuda),
325	9.750%, 08/01/18 (e)	365
875	9.750%, 08/01/18	986
1,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	1,013
	Bank of America Corp.,
500	5.625%, 07/01/20	519
695	5.650%, 05/01/18	721
1,398	5.700%, 01/24/22	1,482
1,500	6.975%, 03/07/37	1,478
1,005	7.375%, 05/15/14	1,086
500	7.800%, 09/15/16	543
2,000	VAR, 8.000%, 01/30/18 (x)	2,031

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Financial Services — Continued
	Block Financial LLC,
500	5.125%, 10/30/14	510
500	7.875%, 01/15/13	522
	Capmark Financial Group, Inc.,
15,277	VAR, 0.000%, 05/10/10 (d)	115
1,005	VAR, 9.000%, 09/30/15	1,017
852	Cardtronics, Inc., 8.250%, 09/01/18	939
	Caterpillar Financial Services Corp.,
800	1.550%, 12/20/13	812
850	5.450%, 04/15/18	1,008
	CIT Group, Inc.,
155	6.625%, 04/01/18 (e)	167
3,600	7.000%, 05/02/17 (e)	3,605
	Citigroup, Inc.,
382	2.650%, 03/02/15	382
1,117	4.587%, 12/15/15	1,183
291	5.375%, 08/09/20	317
1,550	5.500%, 02/15/17	1,629
510	6.000%, 12/13/13	541
1,350	6.000%, 08/15/17	1,504
865	6.010%, 01/15/15	942
260	6.375%, 08/12/14	282
645	6.875%, 06/01/25	685
1,115	7.000%, 12/01/25	1,260
1,260	8.500%, 05/22/19	1,563
	CME Group, Inc.,
845	5.400%, 08/01/13	899
855	5.750%, 02/15/14	935
1,000	CNG Holdings, Inc., 13.750%, 08/15/15 (e)	1,065
250	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	287
	FUEL Trust,
505	3.984%, 06/15/16 (e)	516
639	4.207%, 04/15/16 (e)	655
	General Electric Capital Corp.,
294	5.300%, 02/11/21	324
1,115	5.625%, 05/01/18	1,287
3,370	5.875%, 01/14/38	3,768
130	5.900%, 05/13/14	144
1,000	6.000%, 06/15/12	1,015
1,100	6.750%, 03/15/32	1,337
145	6.875%, 01/10/39	179
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,211
600	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	435

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	105

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Diversified Financial Services — Continued
	International Lease Finance Corp.,
845	8.250%, 12/15/20	942
320	8.625%, 09/15/15	355
1,820	8.750%, 03/15/17	2,057
600	8.875%, 09/01/17	680
	National Rural Utilities Cooperative Finance Corp.,
385	4.750%, 03/01/14	415
267	7.250%, 03/01/12	267
170	10.375%, 11/01/18	248
2,450	SquareTwo Financial Corp., 11.625%, 04/01/17	2,398
505	Textron Financial Corp., 5.400%, 04/28/13	525
180	Ukreximbank Via Biz Finance plc, (United Kingdom), Reg. S., 8.375%, 04/27/15	166
100	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	118

		54,715

	FDIC Guaranteed Securities (~) — 0.1%
735	Bank of America Corp., 3.125%, 06/15/12	741
750	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	757

		1,498

	Insurance — 1.9%
1,310	ACE INA Holdings, Inc., 5.600%, 05/15/15	1,484
	Aflac, Inc.,
199	2.650%, 02/15/17	202
78	4.000%, 02/15/22	79
558	6.450%, 08/15/40	645
190	Allstate Corp. (The), 7.450%, 05/16/19	241
1,132	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,193
	American International Group, Inc.,
435	5.600%, 10/18/16	467
2,850	VAR, 8.175%, 05/15/58	3,017
	Aon Corp.,
191	3.500%, 09/30/15	200
240	6.250%, 09/30/40	299
	Berkshire Hathaway Finance Corp.,
1,000	5.400%, 05/15/18	1,189
500	5.750%, 01/15/40	606
1,075	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	962
315	Chubb Corp., 5.750%, 05/15/18	378
642	CNA Financial Corp., 5.875%, 08/15/20	697

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Insurance — Continued
355	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	382
2,725	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	2,895
2,000	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	2,050
1,400	ILFC E-Capital Trust I, VAR, 4.340%, 12/21/65 (e)	969
1,950	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	2,028
	Liberty Mutual Group, Inc.,
1,535	7.800%, 03/15/37 (e)	1,497
1,771	VAR, 10.750%, 06/15/58 (e)	2,311
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	162
	MassMutual Global Funding II,
382	2.300%, 09/28/15 (e)	392
600	3.625%, 07/16/12 (e)	607
160	MetLife, Inc., 6.750%, 06/01/16	191
	Metropolitan Life Global Funding I,
400	3.650%, 06/14/18 (e)	411
190	5.125%, 04/10/13 (e)	199
875	5.200%, 09/18/13 (e)	928
315	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	328
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,608
1,720	9.375%, 08/15/39 (e)	2,207
	New York Life Global Funding,
250	3.000%, 05/04/15 (e)	264
1,680	4.650%, 05/09/13 (e)	1,758
	Pacific Life Global Funding,
400	5.000%, 05/15/17 (e)	423
770	5.150%, 04/15/13 (e)	805
1,000	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,328
800	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	859
175	Principal Financial Group, Inc., 8.875%, 05/15/19	226
300	Principal Life Global Funding I, 5.250%, 01/15/13 (e)	311
	Principal Life Income Funding Trusts,
1,165	5.300%, 12/14/12	1,206
1,025	5.300%, 04/24/13	1,077
205	Prudential Financial, Inc., 7.375%, 06/15/19	254
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	493

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Insurance — Continued
2,550	Travelers Life & Annunity Global Funding I, 5.125%, 08/15/14 (e)	2,777
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	925
460	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	390

		43,920

	Real Estate Investment Trusts (REITs) — 0.8%
405	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	430
870	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	824
	CommonWealth REIT,
1,865	5.875%, 09/15/20	1,915
375	6.250%, 08/15/16	402
300	6.650%, 01/15/18	323
820	Developers Diversified Realty Corp., 7.875%, 09/01/20	980
500	DuPont Fabros Technology LP, 8.500%, 12/15/17	553
2,300	First Industrial LP, 6.420%, 06/01/14	2,305
	HCP, Inc.,
222	3.750%, 02/01/19	224
500	5.375%, 02/01/21	548
3,000	Rouse Co. LP (The), 5.375%, 11/26/13	3,011
	Simon Property Group LP,
340	5.625%, 08/15/14	368
492	5.650%, 02/01/20	579
915	6.100%, 05/01/16	1,052
675	6.125%, 05/30/18	805
310	6.750%, 05/15/14	342
1,341	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,570
	Weyerhaeuser Co.,
350	7.375%, 10/01/19	401
1,750	7.375%, 03/15/32	1,903

		18,535

	Real Estate Management & Development — 0.0% (g)
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	346

	Thrifts & Mortgage Finance — 0.2%
525	Countrywide Financial Corp., 6.250%, 05/15/16	528
3,065	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	3,088

		3,616

	Total Financials	264,577

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Health Care — 2.1%
	Biotechnology — 0.2%
	Amgen, Inc.,
640	3.875%, 11/15/21	665
289	5.650%, 06/15/42	323
150	5.700%, 02/01/19	174
618	5.750%, 03/15/40	690
300	6.375%, 06/01/37	356
130	6.900%, 06/01/38	165
1,250	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	1,394

		3,767

	Health Care Equipment & Supplies — 0.1%
	Baxter International, Inc.,
250	4.000%, 03/01/14	266
550	4.625%, 03/15/15	612
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	117
400	6.000%, 05/15/39	498

		1,493

	Health Care Providers & Services — 1.2%
	DaVita, Inc.,
600	6.375%, 11/01/18	636
600	6.625%, 11/01/20	644
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	368
286	5.875%, 01/31/22 (e)	302
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	524
1,250	6.500%, 09/15/18 (e)	1,384
1,000	6.875%, 07/15/17	1,110
	HCA, Inc.,
3,600	5.875%, 03/15/22	3,690
1,260	6.500%, 02/15/20	1,351
750	7.250%, 09/15/20	818
200	8.500%, 04/15/19	224
2,028	Health Management Associates, Inc., 6.125%, 04/15/16	2,117
800	LifePoint Hospitals, Inc., 6.625%, 10/01/20	860
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	309
1,250	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,222
805	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	870
3,600	Omnicare, Inc., 7.750%, 06/01/20	4,010

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Health Care Providers & Services — Continued
	Roche Holdings, Inc.,
635	5.000%, 03/01/14 (e)	687
1,220	6.000%, 03/01/19 (e)	1,499
	Tenet Healthcare Corp.,
440	6.250%, 11/01/18 (e)	469
1,395	8.875%, 07/01/19	1,590
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	849
250	Ventas Realty LP/Ventas Capital Corp., 6.500%, 06/01/16	258
1,550	WellPoint, Inc., 6.800%, 08/01/12	1,589

		27,380

	Pharmaceuticals — 0.6%
400	Abbott Laboratories, 6.150%, 11/30/37	523
504	AstraZeneca plc, (United Kingdom), 5.400%, 09/15/12	517
910	Elan Finance plc/Elan Finance Corp., (Ireland), 8.750%, 10/15/16	1,001
	Endo Pharmaceuticals Holdings, Inc.,
450	7.000%, 07/15/19	495
600	7.250%, 01/15/22	667
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,267
1,000	Merck & Co., Inc., 6.550%, 09/15/37	1,419
	Mylan, Inc.,
1,125	7.625%, 07/15/17 (e)	1,245
899	7.875%, 07/15/20 (e)	1,005
	Novartis Capital Corp.,
435	4.125%, 02/10/14	465
335	4.400%, 04/24/20	387
250	Pfizer, Inc., 6.200%, 03/15/19	316
	Valeant Pharmaceuticals International,
1,500	6.500%, 07/15/16 (e)	1,530
250	6.750%, 10/01/17 (e)	256
	Wyeth,
2,350	5.500%, 02/01/14	2,569
555	5.500%, 02/15/16	648

		14,310

	Total Health Care	46,950

	Industrials — 3.4%
	Aerospace & Defense — 0.5%
400	Alliant Techsystems, Inc., 6.875%, 09/15/20	425
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	914
145	6.375%, 06/01/19 (e)	167

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Aerospace & Defense — Continued
725	BE Aerospace, Inc., 6.875%, 10/01/20	808
826	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	566
	Esterline Technologies Corp.,
1,000	6.625%, 03/01/17	1,035
250	7.000%, 08/01/20	276
167	Hexcel Corp., 6.750%, 02/01/15	168
810	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	873
952	Lockheed Martin Corp., 5.720%, 06/01/40	1,124
1,900	McDonnell Douglas Corp., 9.750%, 04/01/12	1,915
750	Moog, Inc., 6.250%, 01/15/15	760
643	Spirit Aerosystems, Inc., 6.750%, 12/15/20	698
	Triumph Group, Inc.,
232	8.000%, 11/15/17	252
575	8.625%, 07/15/18	647
735	United Technologies Corp., 6.125%, 02/01/19	910

		11,538

	Air Freight & Logistics — 0.1%
1,000	Federal Express Corp., 9.650%, 06/15/12	1,024

	Airlines — 0.4%
225	American Airlines Pass-Through Trust 2009-1A, 10.375%, 07/02/19	244
631	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	669
2,062	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,072
651	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	674
351	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	365
1,091	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	1,112
610	Delta Airlines 1991 Series K Pass-Through Trust, 10.000%, 12/05/14 (d) (e) (f) (i)	152
68	Delta Airlines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	69
66	Delta Airlines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	68
332	Delta Airlines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	352
39	Delta Airlines, Inc., 9.500%, 09/15/14 (e)	42
1,191	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,227
1,299	UAL 2007-1 Pass-Through Trust, 7.336%, 07/02/19	1,221

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Airlines — Continued
192	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	219

		8,486

	Building Products — 0.2%
	Building Materials Corp. of America,
2,235	6.750%, 05/01/21 (e)	2,431
750	6.875%, 08/15/18 (e)	806
700	7.000%, 02/15/20 (e)	759

		3,996

	Commercial Services & Supplies — 0.5%
1,030	Clean Harbors, Inc., 7.625%, 08/15/16	1,092
1,050	Corrections Corp. of America, 6.750%, 01/31/14	1,053
	Deluxe Corp.,
1,000	7.000%, 03/15/19	1,012
1,075	7.375%, 06/01/15	1,105
	FTI Consulting, Inc.,
290	6.750%, 10/01/20	314
1,750	7.750%, 10/01/16	1,822
271	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	286
	Harland Clarke Holdings Corp.,
565	9.500%, 05/15/15	445
935	VAR, 6.000%, 05/15/15	638
1,673	Pitney Bowes, Inc., 5.250%, 01/15/37	1,687
	Power Sector Assets & Liabilities Management Corp., (Philippines),
130	7.250%, 05/27/19 (e)	161
100	7.390%, 12/02/24 (e)	128
	Quebecor World Capital Corp., (Canada),
1,145	6.125%, 11/15/13 (d)	11
1,160	6.500%, 08/01/27 (d)	12
265	9.750%, 01/15/15 (d)	3
	R.R. Donnelley & Sons Co.,
125	7.250%, 05/15/18	124
1,125	7.625%, 06/15/20	1,091
240	8.250%, 03/15/19	244

		11,228

	Construction & Engineering — 0.3%
1,450	Dycom Investments, Inc., 7.125%, 01/15/21	1,490
360	Fluor Corp., 3.375%, 09/15/21	367
1,150	New Enterprise Stone & Lime Co., 11.000%, 09/01/18	972

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Construction & Engineering — Continued
158	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	163
2,475	Tutor Perini Corp., 7.625%, 11/01/18	2,487
	United Rentals North America, Inc.,
650	9.250%, 12/15/19	718
100	10.875%, 06/15/16	114
215	UR Financing Escrow Corp., 5.750%, 07/15/18 (e)	221

		6,532

	Electrical Equipment — 0.0% (g)
	Belden, Inc.,
500	7.000%, 03/15/17	515
250	9.250%, 06/15/19	270
185	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	194

		979

	Industrial Conglomerates — 0.1%
459	Danaher Corp., 3.900%, 06/23/21	507
215	Koninklijke Philips Electronics N.V., (Netherlands), 7.200%, 06/01/26	277
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,142
300	6.125%, 08/17/26 (e)	374

		3,300

	Machinery — 0.6%
2,725	AGCO Corp., 5.875%, 12/01/21 (e)	2,879
310	Altra Holdings, Inc., 8.125%, 12/01/16	336
500	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	526
3,000	Briggs & Stratton Corp., 6.875%, 12/15/20	3,172
640	Caterpillar, Inc., 5.200%, 05/27/41	774
450	CNH Capital LLC, 6.250%, 11/01/16 (e)	484
550	Eaton Corp., 5.600%, 05/15/18	646
1,000	Griffon Corp., 7.125%, 04/01/18	1,040
210	Ingersoll-Rand Co., 7.200%, 06/01/25	241
440	Parker Hannifin Corp., 6.250%, 05/15/38	544
	SPX Corp.,
1,500	6.875%, 09/01/17	1,665
250	7.625%, 12/15/14	281
320	Titan International, Inc., 7.875%, 10/01/17	340
750	Wabtec Corp., 6.875%, 07/31/13	788

		13,716

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	109

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Marine — 0.2%
1,700	Bluewater Holding B.V., (Netherlands), VAR, 3.567%, 07/17/14 (e)	1,394
440	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	249
832	General Maritime Corp., 12.000%, 11/15/17 (d)	12
74	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	62
783	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	775
995	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	826
486	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	443

		3,761

	Road & Rail — 0.5%
1,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 03/15/18	1,090
593	Burlington Northern and Santa Fe Railway Co. 2000 Pass-Through Trust, 7.908%, 01/15/20	712
	Burlington Northern Santa Fe LLC,
220	5.650%, 05/01/17	258
1,150	6.700%, 08/01/28	1,443
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,227
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	198
280	9.450%, 08/01/21	381
1,075	CSX Corp., 7.375%, 02/01/19	1,355
800	ERAC USA Finance LLC, 6.700%, 06/01/34 (e)	908
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
221	6.125%, 06/15/21	239
375	6.625%, 12/15/20	412
	Norfolk Southern Corp.,
1,415	3.250%, 12/01/21	1,458
595	6.000%, 05/23/11	699
191	RailAmerica, Inc., 9.250%, 07/01/17	213
576	Ryder System, Inc., 3.600%, 03/01/16	603
341	Union Pacific Corp., 4.163%, 07/15/22	376
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	343

		11,915

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Transportation Services — 0.0% (g)
228	CEVA Group plc, (United Kingdom), 8.375%, 12/01/17 (e)	227

	Total Industrials	76,702

	Information Technology — 1.6%
	Communications Equipment — 0.1%
540	Brightstar Corp., 9.500%, 12/01/16 (e)	561
	Cisco Systems, Inc.,
500	5.500%, 01/15/40	610
375	5.900%, 02/15/39	475

		1,646

	Computers & Peripherals — 0.4%
	Dell, Inc.,
981	3.100%, 04/01/16	1,048
1,000	7.100%, 04/15/28	1,271
	Hewlett-Packard Co.,
80	2.950%, 08/15/12	81
1,113	4.300%, 06/01/21	1,166
480	4.375%, 09/15/21	506
500	5.400%, 03/01/17	564
250	5.500%, 03/01/18	289
600	6.000%, 09/15/41	695
	Seagate HDD Cayman, (Cayman Islands),
230	6.875%, 05/01/20	252
2,000	7.750%, 12/15/18	2,250
1,000	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	1,113
500	Sealed Air Corp., 7.875%, 06/15/17	540

		9,775

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	273
769	6.875%, 07/01/13	823
100	7.500%, 01/15/27	110
50	Intcomex, Inc., 13.250%, 12/15/14	49
750	Sanmina-SCI Corp., VAR, 3.296%, 06/15/14 (e)	744

		1,999

	Internet Software & Services — 0.1%
750	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	724
	Equinix, Inc.,
480	7.000%, 07/15/21	530
575	8.125%, 03/01/18	642

		1,896

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	IT Services — 0.4%
	Fidelity National Information Services, Inc.,
185	7.625%, 07/15/17 (e)	201
106	7.625%, 07/15/17	116
	First Data Corp.,
600	8.875%, 08/15/20 (e)	650
180	12.625%, 01/15/21	189
900	HP Enterprise Services LLC, 6.000%, 08/01/13	960
875	iGate Corp., 9.000%, 05/01/16	952
	International Business Machines Corp.,
214	1.250%, 02/06/17	213
744	1.950%, 07/22/16	769
770	5.875%, 11/29/32	974
650	7.000%, 10/30/25	897
425	8.000%, 10/15/38	675
3,860	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (f) (i)	2,856

		9,452

	Semiconductors & Semiconductor Equipment — 0.3%
	Advanced Micro Devices, Inc.,
500	7.750%, 08/01/20	554
415	8.125%, 12/15/17	456
1,830	Amkor Technology, Inc., 7.375%, 05/01/18	1,976
1,239	Intel Corp., 3.300%, 10/01/21	1,315
	National Semiconductor Corp.,
575	3.950%, 04/15/15	628
475	6.600%, 06/15/17	589
96	NXP B.V./NXP Funding LLC, (Netherlands), VAR, 3.322%, 10/15/13	96
150	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	162
1,400	Texas Instruments, Inc., 2.375%, 05/16/16	1,471

		7,247

	Software — 0.2%
660	Audatex North America, Inc., 6.750%, 06/15/18 (e)	687
115	Intuit, Inc., 5.750%, 03/15/17	131
595	Microsoft Corp., 4.500%, 10/01/40	665
	Oracle Corp.,
1,000	5.250%, 01/15/16	1,159
241	5.375%, 07/15/40	293
1,030	6.500%, 04/15/38	1,377

		4,312

	Total Information Technology	36,327

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Materials — 3.3%
	Chemicals — 0.8%
310	Celanese US Holdings LLC, 6.625%, 10/15/18	340
	CF Industries, Inc.,
650	6.875%, 05/01/18	765
340	7.125%, 05/01/20	417
885	Chemtura Corp., 7.875%, 09/01/18	951
242	Dow Chemical Co. (The), 4.250%, 11/15/20	259
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	743
410	3.250%, 01/15/15	439
1,175	4.900%, 01/15/41	1,357
130	5.000%, 07/15/13	137
300	J.M. Huber Corp., 9.875%, 11/01/19 (e)	312
	Lyondell Chemical Co.,
300	8.000%, 11/01/17	335
1,617	11.000%, 05/01/18	1,773
850	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21 (e)	933
525	Monsanto Co., 7.375%, 08/15/12	540
	Mosaic Co. (The),
429	3.750%, 11/15/21	447
429	4.875%, 11/15/41	441
1,106	PolyOne Corp., 7.375%, 09/15/20	1,192
450	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	469
200	PPG Industries, Inc., 9.000%, 05/01/21	276
	Praxair, Inc.,
1,535	4.625%, 03/30/15	1,707
375	5.200%, 03/15/17	439
650	5.250%, 11/15/14	724
200	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	221
1,750	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20 (e)	1,846
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,404

		18,467

	Construction Materials — 0.3%
2,500	Cemex Espana Finance LLC, Series A, 8.910%, 02/14/14 (f) (i)	2,312
75	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	79
	Vulcan Materials Co.,
535	6.500%, 12/01/16	567
1,050	7.000%, 06/15/18	1,129
2,110	7.500%, 06/15/21	2,350

		6,437

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	111

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Containers & Packaging — 0.8%
1,100	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	1,183
	Ball Corp.,
1,500	5.000%, 03/15/22	1,534
1,465	5.750%, 05/15/21	1,575
1,500	6.750%, 09/15/20	1,672
125	7.125%, 09/01/16	137
125	7.375%, 09/01/19	139
672	Constar International, Inc., 11.000%, 12/31/17 (f) (i)	672
20	Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 05/15/17	22
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	803
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	764
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,000	6.875%, 02/15/21 (e)	1,060
1,975	7.125%, 04/15/19 (e)	2,089
2,500	7.875%, 08/15/19 (e)	2,738
700	8.750%, 10/15/16 (e)	745
	Rock-Tenn Co.,
1,175	4.450%, 03/01/19 (e)	1,194
1,175	4.900%, 03/01/22 (e)	1,196
700	Silgan Holdings, Inc., 7.250%, 08/15/16	756

		18,279

	Metals & Mining — 0.6%
375	AK Steel Corp., 7.625%, 05/15/20	377
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	427
	BHP Billiton Finance USA Ltd., (Australia),
163	1.000%, 02/24/15	164
235	1.625%, 02/24/17	236
570	4.800%, 04/15/13	597
575	5.400%, 03/29/17	676
1,110	5.500%, 04/01/14	1,219
120	6.500%, 04/01/19	151
230	Corp. Nacional del Cobre de Chile, (Chile), Reg. S., 7.500%, 01/15/19	293
1,000	Edgen Murray Corp., 12.250%, 01/15/15	1,020
1,075	FMG Resources August 2006 Pty Ltd., (Australia), 6.875%, 02/01/18 (e)	1,134
1,510	Nucor Corp., 6.400%, 12/01/37	2,041
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	562
1,121	3.750%, 09/20/21	1,195

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Metals & Mining — Continued
500	9.000%, 05/01/19	690
270	Severstal Columbus LLC, 10.250%, 02/15/18	296
	Steel Dynamics, Inc.,
1,500	6.750%, 04/01/15	1,526
10	7.750%, 04/15/16	11
	United States Steel Corp.,
474	6.050%, 06/01/17	483
280	7.000%, 02/01/18	291
250	7.375%, 04/01/20	261
188	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	188

		13,838

	Paper & Forest Products — 0.8%
620	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	708
	Abitibi-Consolidated Co. of Canada, (Canada),
14,926	6.000%, 06/20/13 (d)	75
1,999	7.750%, 06/15/11 (d)	10
7,648	8.375%, 04/01/15 (d)	38
	Abitibi-Consolidated, Inc., (Canada),
1,199	7.500%, 04/01/28 (d)	6
730	8.850%, 08/01/30 (d)	4
2,978	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	3,045
500	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	549
537	Cascades, Inc., (Canada), 7.750%, 12/15/17	550
950	Domtar Corp., 10.750%, 06/01/17	1,235
	Georgia-Pacific LLC,
1,000	5.400%, 11/01/20 (e)	1,127
1,200	7.750%, 11/15/29	1,523
400	8.250%, 05/01/16 (e)	443
1,154	Jefferson Smurfit Corp., 8.250%, 10/01/12 (d) (f) (i)	25
5,650	NewPage Corp., 11.375%, 12/31/14 (d)	3,404
750	P.H. Glatfelter Co., 7.125%, 05/01/16	767
1,000	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	1,090
1,650	Potlatch Corp., 7.500%, 11/01/19	1,749
300	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e) (f) (i)	281
	Smurfit-Stone Container Enterprises, Inc.,
1,640	8.000%, 03/15/17 (d) (f) (i)	35
2,656	8.375%, 07/01/12 (d) (f) (i)	56
1,006	Verso Paper Holdings LLC/Verso Paper, Inc., 4.297%, 08/01/14	697

		17,417

	Total Materials	74,438

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.3%
31	AT&T Corp., 8.000%, 11/15/31	45
	AT&T, Inc.,
1,030	5.350%, 09/01/40	1,160
220	5.600%, 05/15/18	263
465	5.800%, 02/15/19	561
1,500	6.300%, 01/15/38	1,854
890	Bellsouth Capital Funding Corp., 7.120%, 07/15/97	1,076
	BellSouth Corp.,
2,090	5.200%, 09/15/14	2,311
100	6.875%, 10/15/31	123
	BellSouth Telecommunications, Inc.,
371	6.300%, 12/15/15	395
330	7.000%, 12/01/95	396
	Cincinnati Bell, Inc.,
800	8.250%, 10/15/17	826
145	8.750%, 03/15/18	138
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	121
1,000	8.750%, 06/15/30	1,426
	Frontier Communications Corp.,
785	7.125%, 03/15/19	803
1,165	8.125%, 10/01/18	1,255
215	8.500%, 04/15/20	233
15	8.750%, 04/15/22	16
800	GTE Corp., 6.840%, 04/15/18	989
2,750	Level 3 Communications, Inc., 11.875%, 02/01/19	3,128
	Qwest Communications International, Inc.,
1,000	7.125%, 04/01/18	1,070
90	8.000%, 10/01/15	97
	Telecom Italia Capital S.A., (Luxembourg),
562	5.250%, 11/15/13	570
190	7.721%, 06/04/38	180
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	139
600	5.855%, 02/04/13	620
80	5.877%, 07/15/19	83
	Verizon Communications, Inc.,
89	4.750%, 11/01/41	95
585	6.900%, 04/15/38	774
75	7.350%, 04/01/39	104

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Diversified Telecommunication Services — Continued
	Verizon Global Funding Corp.,
820	7.750%, 12/01/30	1,155
290	7.750%, 06/15/32	403
2,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	2,503
	Windstream Corp.,
955	7.500%, 06/01/22 (e)	1,029
500	7.750%, 10/15/20	546
1,963	7.750%, 10/01/21	2,145
525	8.125%, 08/01/13	563
125	8.125%, 09/01/18	137

		29,332

	Wireless Telecommunication Services — 0.6%
732	America Movil S.A.B. de C.V., (Mexico), 2.375%, 09/08/16	747
450	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	491
144	Cricket Communications, Inc., 7.750%, 05/15/16	153
1,260	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,293
75	MetroPCS Wireless, Inc., 7.875%, 09/01/18	80
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,716
	NII Capital Corp.,
365	8.875%, 12/15/19	393
185	10.000%, 08/15/16	211
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	303
800	Sprint Capital Corp., 8.750%, 03/15/32	712
	Sprint Nextel Corp.,
125	8.375%, 08/15/17	123
1,638	9.000%, 11/15/18 (e)	1,826
177	11.500%, 11/15/21 (e)	193
1,650	Vimpel Communications Via VIP Finance Ireland Ltd., OJSC, (Ireland), 7.748%, 02/02/21 (e)	1,643
250	VimpelCom Holdings B.V., (Netherlands), 6.255%, 03/01/17 (e)	246
870	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	982
	Wind Acquisition Finance S.A., (Luxembourg),
775	7.250%, 02/15/18 (e)	756
1,175	11.750%, 07/15/17 (e)	1,204
475	PIK, 12.250%, 07/15/17 (e)	415

		14,487

	Total Telecommunication Services	43,819

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	113

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Utilities — 2.9%
	Electric Utilities — 1.7%
891	Alabama Power Co., 6.125%, 05/15/38	1,173
	Carolina Power & Light Co.,
90	5.300%, 01/15/19	106
500	6.300%, 04/01/38	678
1,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,084
300	Consolidated Edison Co. of New York, Inc., 5.500%, 12/01/39	367
925	Consumers Energy Co., 6.700%, 09/15/19	1,177
340	Detroit Edison Co. (The), 3.900%, 06/01/21	371
	DPL, Inc.,
300	6.500%, 10/15/16 (e)	327
255	7.250%, 10/15/21 (e)	291
80	Dubai Electricity & Water Authority, (United Arab Emirates), 8.500%, 04/22/15 (e)	88
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	886
200	5.250%, 01/15/18	235
500	5.625%, 11/30/12	518
1,100	6.050%, 04/15/38	1,457
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	301
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,191
115	Florida Power Corp., 5.650%, 06/15/18	138
	Georgia Power Co.,
562	5.250%, 12/15/15	641
140	5.950%, 02/01/39	178
2,000	Ipalco Enterprises, Inc., 7.250%, 04/01/16 (e)	2,220
483	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	519
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,200
860	MidAmerican Energy Co., 5.300%, 03/15/18	1,008
	Nevada Power Co.,
446	5.375%, 09/15/40	522
600	7.125%, 03/15/19	757
	NextEra Energy Capital Holdings, Inc.,
275	5.350%, 06/15/13	288
265	7.875%, 12/15/15	318
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	333
	Nisource Finance Corp.,
1,470	6.400%, 03/15/18	1,736
150	6.800%, 01/15/19	180

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Electric Utilities — Continued
	Northern States Power Co.,
173	5.350%, 11/01/39	212
765	6.250%, 06/01/36	1,032
	Pacific Gas & Electric Co.,
267	4.500%, 12/15/41	279
1,010	5.625%, 11/30/17	1,206
	PacifiCorp,
1,900	5.750%, 04/01/37	2,384
250	7.240%, 08/16/23	319
1,880	Peco Energy Co., 5.350%, 03/01/18	2,225
360	Potomac Electric Power Co., 6.500%, 11/15/37	484
50	Progress Energy, Inc., 6.050%, 03/15/14	55
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,246
	Public Service Co. of Colorado,
198	3.200%, 11/15/20	210
35	6.500%, 08/01/38	49
1,050	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,261
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	100
1,100	6.625%, 11/15/37	1,413
	Public Service Electric & Gas Co.,
350	2.700%, 05/01/15	369
155	5.300%, 05/01/18	185
416	5.375%, 11/01/39	509
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	275
500	6.000%, 06/01/39	672
	Southern California Edison Co.,
450	5.550%, 01/15/37	561
285	5.950%, 02/01/38	375
292	Southern Co. (The), 1.950%, 09/01/16	296
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	188
120	Union Electric Co., 8.450%, 03/15/39	192
	Virginia Electric and Power Co.,
235	6.350%, 11/30/37	317
670	8.875%, 11/15/38	1,110

		37,812

	Gas Utilities — 0.3%
250	ANR Pipeline Co., 9.625%, 11/01/21	374
600	Atmos Energy Corp., 5.125%, 01/15/13	623
369	Boston Gas Co., 4.487%, 02/15/42 (e)	375

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Corporate Bonds — Continued
	Gas Utilities — Continued
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	709
388	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22 (e)	401
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	335
	TransCanada PipeLines Ltd., (Canada),
1,505	4.000%, 06/15/13	1,559
1,000	6.200%, 10/15/37	1,269

		5,645

	Independent Power Producers & Energy Traders — 0.8%
	AES Eastern Energy LP,
481	9.000%, 01/02/17 (d)	144
1,612	9.670%, 01/02/29 (d)	516
3,450	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	3,752
	Calpine Corp.,
1,341	7.875%, 07/31/20 (e)	1,482
1,659	7.875%, 01/15/23 (e)	1,808
	Dynegy Holdings LLC,
105	7.625%, 10/15/26 (d)	67
4,770	7.750%, 06/01/19 (d)	3,100
	Edison Mission Energy,
2,500	7.000%, 05/15/17	1,675
800	7.200%, 05/15/19	520
243	FPL Energy National Wind, 6.125%, 03/25/19 (e)	239
255	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	204
698	Homer City Funding LLC, 8.137%, 10/01/19	636
1,364	Midwest Generation LLC, 8.560%, 01/02/16	1,392
2,750	NRG Energy, Inc., 7.625%, 01/15/18	2,784
333	Ormat Funding Corp., 8.250%, 12/30/20	313
235	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	64

		18,696

	Multi-Utilities — 0.1%
	Dominion Resources, Inc.,
46	4.900%, 08/01/41	51
365	5.250%, 08/01/33	406
400	7.000%, 06/15/38	551
160	DTE Energy Co., 7.625%, 05/15/14	181
	Sempra Energy,
255	6.150%, 06/15/18	306
75	6.500%, 06/01/16	89

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

		Multi-Utilities — Continued
	220	8.900%, 11/15/13	245
	420	9.800%, 02/15/19	575
	73	Wisconsin Electric Power Co., 2.950%, 09/15/21	75
	36	Xcel Energy, Inc., 4.800%, 09/15/41	39

			2,518

		Water Utilities — 0.0% (g)
	925	American Water Capital Corp., 6.085%, 10/15/17	1,083

		Total Utilities	65,754

		Total Corporate Bonds (Cost $803,175)	847,708

	Foreign Government Securities — 1.8%
	200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	230
BRL	70	Brazil Notas do Tesouro Nacional Serie B, (Brazil), 6.000%, 05/15/13	90
BRL	630	Brazil Notas do Tesouro Nacional Serie F, (Brazil), 10.000%, 01/01/14	367
	220	Citigroup Funding, Inc., CLN, 13.300%, 10/02/13 (linked to Republic of Ghana, 13.300%, 10/02/13; credit rating BBB+), (Ghana) (e) (f) (i)	177
	100	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+), (Indonesia) (e) (f) (i)	92
	130	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B), (Ghana) (e) (f) (i)	106
	220	Eskom Holdings SOC Ltd., (South Africa), Reg. S., 5.750%, 01/26/21	236
		Federal Republic of Brazil, (Brazil),
	133	8.000%, 01/15/18	160
	400	8.250%, 01/20/34	613
	380	11.000%, 08/17/40	506
	299	12.250%, 03/06/30	577
BRL	565	12.500%, 01/05/22	422
		Government of Dominican Republic, (Dominican Republic),
	100	Reg. S., 7.500%, 05/06/21	102
	316	Reg. S., 9.040%, 01/23/18	346
DOP	8,500	15.950%, 06/04/21 (e)	210
		Government of Ukraine, (Ukraine),
	670	6.580%, 11/21/16 (e)	609

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	115

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
105	IIRSA Norte Finance Ltd., (Peru), Reg. S., 8.750%, 05/30/24 (f) (i)	121
6,000	Israel Government AID Bond, (Israel), Zero Coupon, 08/15/17	5,539
200	Namibia International Bonds, (Namibia), 5.500%, 11/03/21 (e)	206
339	Poland Government Bond, (Poland), 5.000%, 03/23/22	360
200	Province of Manitoba, (Canada), 2.125%, 04/22/13	204
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	947
	Province of Ontario, (Canada),
780	2.700%, 06/16/15	824
1,635	2.950%, 02/05/15	1,733
300	Province of Quebec, (Canada), 6.350%, 01/30/26	401
	Republic of Argentina, (Argentina),
1,828	SUB, 2.500%, 12/31/38	686
24	7.000%, 10/03/15	23
53	8.280%, 12/31/33	42
1,321	8.750%, 06/02/17	1,301
520	Republic of Belarus, (Belarus), 8.750%, 08/03/15	494
	Republic of Colombia, (Colombia),
100	6.125%, 01/18/41	123
100	7.375%, 01/27/17	123
240	8.125%, 05/21/24	338
270	10.375%, 01/28/33	454
	Republic of Croatia, (Croatia),
200	6.375%, 03/24/21 (e)	189
190	Reg. S., 6.625%, 07/14/20	184
230	Reg. S., 6.750%, 11/05/19	226
200	Republic of Ecuador, (Ecuador), 9.375%, 12/15/15	203
	Republic of El Salvador, (El Salvador),
130	Reg. S., 7.375%, 12/01/19	140
240	Reg. S., 7.650%, 06/15/35	245
140	Reg. S., 8.250%, 04/10/32	153
	Republic of Hungary, (Hungary),
481	6.250%, 01/29/20	453
190	6.375%, 03/29/21	179
268	7.625%, 03/29/41	251
	Republic of Indonesia, (Indonesia),
190	Reg. S., 5.875%, 03/13/20	221
255	Reg. S., 6.750%, 03/10/14	278
50	Reg. S., 7.750%, 01/17/38	70

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

340	Reg. S., 8.500%, 10/12/35	508
350	11.625%, 03/04/19 (e)	526
750	Republic of Iraq, (Iraq), Reg. S., 5.800%, 01/15/28	583
320	Republic of Ivory Coast, (Ivory Coast), Reg. S., 0.000%, 12/31/32 (d)	197
	Republic of Lithuania, (Lithuania),
565	5.125%, 09/14/17 (e)	573
40	6.125%, 03/09/21 (e)	41
160	Reg. S., 6.750%, 01/15/15	172
170	Republic of Pakistan, (Pakistan), Reg. S., 7.125%, 03/31/16	133
	Republic of Panama, (Panama),
140	7.250%, 03/15/15	162
350	9.375%, 04/01/29	559
	Republic of Peru, (Peru),
519	5.625%, 11/18/50	568
PEN 455	6.950%, 08/12/31 (e)	185
330	7.350%, 07/21/25	445
60	8.375%, 05/03/16	75
218	8.750%, 11/21/33	334
88	9.875%, 02/06/15	108
	Republic of Philippines, (Philippines),
170	4.000%, 01/15/21	178
200	5.000%, 01/13/37	213
300	6.500%, 01/20/20	367
390	7.750%, 01/14/31	546
100	9.500%, 02/02/30	160
470	10.625%, 03/16/25	767
280	Republic of Romania, (Romania), 6.750%, 02/07/22 (e)	287
	Republic of Serbia, (Serbia),
87	Reg. S., SUB, 6.750%, 11/01/24	84
200	7.250%, 09/28/21 (e)	203
	Republic of South Africa, (South Africa),
100	4.665%, 01/17/24	105
430	5.500%, 03/09/20	488
470	Republic of Sri Lanka, (Sri Lanka), 6.250%, 10/04/20 (e)	458
	Republic of Turkey, (Turkey),
TRY 110	VAR, 0.000%, 02/11/15	78
500	6.750%, 04/03/18	560
115	6.875%, 03/17/36	125
335	7.250%, 03/15/15	371
317	7.250%, 03/05/38	362
100	7.500%, 07/14/17	115
TRY 396	10.500%, 01/15/20	243

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Foreign Government Securities — Continued
	Republic of Uruguay, (Uruguay),
UYU 584	3.751%, 06/26/37	41
UYU 3,000	5.999%, 04/05/27	239
430	7.625%, 03/21/36	594
55	PIK, 7.875%, 01/15/33	76
	Republic of Venezuela, (Venezuela),
604	Reg. S., 5.750%, 02/26/16	539
471	Reg. S., 6.000%, 12/09/20	353
370	Reg. S., 7.000%, 03/31/38	264
60	7.650%, 04/21/25	46
460	Reg. S., 7.750%, 10/13/19	389
155	Reg. S., 8.250%, 10/13/24	126
100	Reg. S., 9.000%, 05/07/23	85
145	9.250%, 09/15/27	130
40	Reg. S., 11.950%, 08/05/31	40
	Russian Federation, (Russia),
2,109	Reg. S., SUB, 7.500%, 03/31/30	2,512
130	12.750%, 06/24/28	232
200	State of Qatar, (Qatar), Reg. S., 5.750%, 01/20/42	217
	United Mexican States, (Mexico),
640	5.625%, 01/15/17	738
650	5.750%, 10/12/10	692
188	5.950%, 03/19/19	225
160	6.050%, 01/11/40	194
100	6.750%, 09/27/34	130
MXN 3,000	7.750%, 12/14/17	260
100	8.300%, 08/15/31	150
MXN 2,100	10.000%, 11/20/36	206

	Total Foreign Government Securities (Cost $39,390)	40,911

Mortgage Pass-Through Securities — 5.1%
	Federal Home Loan Mortgage Corp.,
105	ARM, 2.289%, 08/01/36	112
321	ARM, 2.328%, 10/01/36	342
360	ARM, 2.799%, 03/01/36	378
761	ARM, 3.270%, 03/01/36	814
592	ARM, 5.285%, 10/01/37	632
121	ARM, 5.877%, 05/01/37	128
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,524	4.000%, 08/01/18 - 05/01/19	1,617
783	4.500%, 10/01/18	833
92	5.000%, 05/01/18	99
705	5.500%, 01/01/21	771
622	6.000%, 11/01/21	672

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

330		6.500%, 07/01/14	347
61		7.500%, 01/01/17	67
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,329		6.500%, 11/01/22 - 03/01/26	1,484
411		7.000%, 01/01/27	474
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
405		4.000%, 09/01/33	427
2,714		4.500%, 05/01/41	2,886
88		6.000%, 02/01/29	97
1,041		6.500%, 01/01/24 - 11/01/36	1,176
1,122		7.000%, 09/01/24 - 10/01/36 (m)	1,295
134		7.500%, 10/01/19 - 02/01/27	152
138		8.000%, 08/01/27 - 03/01/30	166
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
2,388		7.500%, 01/01/32 - 12/01/36	2,822
534		10.000%, 10/01/30	640
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
109		7.000%, 12/01/14 - 03/01/16	116
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
4		7.500%, 02/01/17	4
5		12.000%, 08/01/15 - 07/01/19	6
—	(h)	13.000%, 06/01/14	—	(h)
		Federal National Mortgage Association,
331		ARM, 2.470%, 05/01/35	353
203		ARM, 2.565%, 01/01/34	215
24		ARM, 2.750%, 10/01/33	25
596		ARM, 3.460%, 04/01/37	628
430		ARM, 3.679%, 03/01/37	460
112		ARM, 4.770%, 04/01/37	119
289		ARM, 5.543%, 07/01/37	301
1,287		ARM, 5.611%, 01/01/23	1,400
482		ARM, 6.000%, 02/01/37	525
153		ARM, 6.029%, 07/01/37	164
		Federal National Mortgage Association, 15 Year, Single Family,
4,768		3.500%, 09/01/18 - 07/01/19	5,012
2,862		4.000%, 07/01/18 - 12/01/18	3,052
357		4.500%, 07/01/18	390
3,493		5.000%, 05/01/18 - 07/01/25	3,794
937		5.500%, 08/01/17 - 07/01/20	1,022
1,782		6.000%, 01/01/14 - 08/01/22	1,927
32		6.500%, 05/01/13	33

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Mortgage Pass-Through Securities — Continued
—	(h)	7.000%, 03/01/15	—	(h)
14		8.000%, 01/01/16	15
		Federal National Mortgage Association, 20 Year, Single Family,
1,761		3.500%, 12/01/30	1,844
1,891		6.000%, 04/01/24 - 08/01/27	2,088
795		6.500%, 11/01/18	892
281		Federal National Mortgage Association, 30 Year, FHA/VA, 5.500%, 08/01/34	307
		Federal National Mortgage Association, 30 Year, Single Family,
2,047		5.000%, 08/01/40	2,212
1,983		5.500%, 12/01/28 - 09/01/34	2,169
2,816		6.000%, 03/01/34 - 08/01/37	3,143
3,317		6.500%, 04/01/28 - 10/01/38	3,764
1,848		7.000%, 03/01/28 - 04/01/37	2,149
738		7.500%, 09/01/25 - 11/01/38	881
—	(h)	8.000%, 08/01/22	—	(h)
62		8.500%, 10/01/25 - 12/01/25	73
4		9.000%, 01/01/19 - 04/01/25	5
15		12.500%, 01/01/16	17
		Federal National Mortgage Association, Other,
1,860		2.140%, 04/01/19	1,862
1,874		2.490%, 10/01/17	1,942
1,540		2.750%, 03/01/22	1,550
1,750		3.482%, 11/01/20	1,865
1,680		3.492%, 01/01/18	1,808
1,575		3.590%, 10/01/20	1,699
1,508		3.730%, 06/01/18	1,649
1,651		3.782%, 12/01/21	1,782
1,640		3.810%, 01/01/19	1,791
1,275		4.195%, 07/01/21	1,408
2,144		4.319%, 12/01/19	2,380
3,000		4.399%, 02/01/20	3,376
1,320		4.500%, 01/01/20	1,413
2,451		4.515%, 02/01/20	2,758
1,979		4.794%, 01/01/21	2,249
1,361		5.000%, 12/01/32 - 08/01/33	1,451
775		5.500%, 09/01/17	839
476		6.500%, 04/01/36 - 07/01/36	533
		Government National Mortgage Association II, 30 Year, Single Family,
9,581		6.000%, 11/20/32 - 09/20/38	10,781
2,698		6.500%, 02/20/29 - 10/20/39	3,088
5,767		7.000%, 06/20/32 - 01/20/39	6,775
578		7.500%, 08/20/25 - 05/20/32	693
1,027		8.000%, 08/20/26 - 09/20/31	1,246

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

975	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,078
	Government National Mortgage Association, 30 Year, Single Family,
398	6.500%, 02/15/28 - 10/15/29	459
142	7.000%, 02/15/24 - 02/15/28	165
124	7.250%, 07/15/21 - 01/15/28	142
77	7.500%, 10/15/22 - 09/15/29	84
6	7.750%, 02/15/27	6
3	8.500%, 11/15/25	4
110	9.000%, 04/15/16 - 01/15/25	122
4	10.000%, 11/15/20	5
2	13.000%, 01/15/15	2

	Total Mortgage Pass-Through Securities (Cost $108,647)	114.541

Municipal Bonds — 0.6%
	California — 0.1%
1,000	Los Angeles Department of Airports, Taxable Build America Bonds, Rev., 6.582%, 05/15/39	1,226

	Illinois — 0.1%
780	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	893
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,883

		2,776

	New York — 0.2%
900	New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.375%, 06/15/43	1,021
	New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560	Series H, Rev., 5.289%, 03/15/33	637
1,165	Series H, Rev., 5.389%, 03/15/40	1,352
1,450	Port Authority of New York & New Jersey, Rev., Construction 164, 5.647%, 11/01/40	1,735

		4,745

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Build America Bonds, Series B, Rev., 7.499%, 02/15/50	1,350
1,563	Ohio State University (The), Series A, Rev., 4.800%, 06/01/11	1,658

		3,008

	Oklahoma — 0.1%
900	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	1,060

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Municipal Bonds — Continued
	Washington — 0.0% (g)
900	City of Seattle, Light & Power Imrovement, Series A, Rev., 5.250%, 02/01/33	1,043

	Total Municipal Bonds (Cost $12,105)	13,858

Supranational — 0.1%
1,260	Corp. Andina de Fomento, 3.750%, 01/15/16	1,295
330	Eurasian Development Bank, Reg. S, 7.375%, 09/29/14	358

	Total Supranational (Cost $1,609)	1,653

U.S. Government Agency Securities — 1.1%
1,500	Federal Home Loan Bank, 1.750%, 12/14/12	1,518
	Federal Home Loan Mortgage Corp.,
915	1.350%, 04/29/14	933
635	5.250%, 04/18/16	746
385	6.750%, 09/15/29	562
	Federal National Mortgage Association,
7,360	Zero Coupon, 06/01/17	6,821
825	5.000%, 05/11/17	984
1,500	5.625%, 07/15/37	2,063
1,000	8.200%, 03/10/16	1,285
1,000	Federal National Mortgage Association STRIPS, 11/15/21	767
	Financing Corp. Fico,
1,285	Zero Coupon, 04/05/19	1,115
500	Zero Coupon, 09/26/19	426
426	New Valley Generation II, 5.572%, 05/01/20	489
633	New Valley Generation III, 4.929%, 01/15/21	721
3,870	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	3,224
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,028
869	5.250%, 09/15/39	1,088
500	Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	317

	Total U.S. Government Agency Securities (Cost $21,347)	24,087

U.S. Treasury Obligations — 16.6%
	U.S. Treasury Bonds,
85	3.500%, 02/15/39	92
555	4.375%, 02/15/38	696
5,000	4.500%, 02/15/36	6,358
3,890	4.500%, 05/15/38	4,974
2,500	5.250%, 02/15/29	3,384
1,000	5.500%, 08/15/28	1,384

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

2,340	6.000%, 02/15/26	3,324
5,000	6.250%, 08/15/23	7,096
4,250	6.375%, 08/15/27	6,326
7,600	7.125%, 02/15/23	11,404
7,200	7.250%, 08/15/22	10,811
17,000	7.500%, 11/15/16 (m)	22,254
4,800	7.500%, 11/15/24	7,573
2,625	7.875%, 02/15/21	3,976
13,600	8.125%, 05/15/21 (m)	21,002
10,000	8.125%, 08/15/21	15,532
5,000	8.500%, 02/15/20	7,636
6,000	8.750%, 08/15/20	9,398
22,210	8.875%, 08/15/17 (m)	31,592
1,000	U.S. Treasury Inflation Indexed Bond, 3.625%, 04/15/28	2,115
	U.S. Treasury Notes,
45	1.375%, 04/15/12 (k)	45
4,000	1.375%, 09/15/12	4,026
6,625	1.375%, 10/15/12 (m)	6,675
5,275	1.375%, 11/15/12	5,320
2,665	1.375%, 11/30/18	2,672
10,000	1.875%, 06/15/12	10,051
100	2.000%, 04/30/16	105
225	2.250%, 05/31/14	235
335	2.250%, 01/31/15	353
11,000	2.250%, 11/30/17	11,726
2,780	2.625%, 02/29/16	2,997
130	2.625%, 04/30/16	140
12,940	2.750%, 05/31/17 (m)	14,139
7,115	2.875%, 03/31/18	7,841
1,000	3.125%, 10/31/16	1,106
10,654	3.125%, 05/15/19	11,896
2,250	3.250%, 03/31/17	2,512
7,860	4.750%, 08/15/17	9,436
	U.S. Treasury STRIPS,
308	05/15/14	306
2,000	11/15/14	1,977
2,425	11/15/15	2,371
6,980	05/15/16	6,760
6,916	02/15/17	6,598
12,239	08/15/17	11,552
19,170	11/15/17	17,976
6,000	02/15/18	5,585
1,606	08/15/18	1,473
185	08/15/19	164
4,701	05/15/20	4,070

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	119

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

U.S. Treasury Obligations — Continued
5,185		11/15/20	4,405
5,000		05/15/21	4,167
22,000		11/15/21 (m)	17,982
5,000		08/15/22	3,962
5,000		11/15/22	3,921
4,000		08/15/24	2,901
5,000		11/15/24	3,586
2,900		02/15/25	2,055
2,550		02/15/27	1,655
8,000		11/15/27	5,040
2,615		02/15/28	1,631

		Total U.S. Treasury Obligations (Cost $338,031)	378,339

SHARES
Common Stocks — 0.5%
		Consumer Discretionary — 0.1%
		Automobiles — 0.1%
73		General Motors Co. (a)	1,909

		Leisure Equipment & Products — 0.0% (g)
31		New True Temper Holdings Corp., Inc. (a) (f) (i)	369

		Total Consumer Discretionary	2,278

		Consumer Staples — 0.0%
		Food Products — 0.0%
40		Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.2%
		Diversified Financial Services — 0.2%
208		Capmark Financial Group, Inc. (a)	4,106

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
—	(h)	Quad/Graphics, Inc.	5

		Information Technology — 0.0% (g)
		Semiconductors & Semiconductor Equipment — 0.0% (g)
11		Magnachip Semiconductor Corp., (Luxembourg) (a)	126

		Materials — 0.2%
		Chemicals — 0.1%
26		LyondellBasell Industries N.V., (Netherlands), Class A	1,128

		Construction Materials — 0.0% (g)
264		U.S. Concrete, Inc. (a)	1,110

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., ADR (a) (f) (i)	4

		Metals & Mining — 0.0% (g)
8		Wolverine Tube, Inc., ADR (a) (f) (i)	208

SHARES		SECURITY DESCRIPTION	VALUE

		Paper & Forest Products — 0.1%
188		AbitibiBowater, Inc., (Canada) (a)	2,875

		Total Materials	5,325

		Telecommunication Services — 0.0% (g)
		Diversified Telecommunication Services — 0.0%
—	(h)	XO Holdings, Inc. (a) (f) (i)	—

		Wireless Telecommunication Services — 0.0% (g)
—	(h)	Sprint Nextel Corp. (a)	—	(h)

		Total Telecommunication Services	—	(h)

		Utilities — 0.0% (g)
		Independent Power Producers & Energy Traders — 0.0% (g)
1		NRG Energy, Inc. (a)	17

		Total Common Stocks (Cost $14,536)	11,857

Preferred Stocks — 0.5%
		Consumer Discretionary — 0.2%
		Automobiles — 0.1%
35		General Motors Co., 4.750%, 12/01/13	1,494

		Diversified Consumer Services — 0.0% (g)
34		Carriage Services Capital Trust, 7.000%, 06/01/29	1,476

		Household Durables — 0.1%
153		M/I Homes, Inc., 9.750%, 04/17/12 ($25.00 par value)@ (a)	2,330

		Total Consumer Discretionary	5,300

		Consumer Staples — 0.0%
		Food Products — 0.0%
—	(h)	Eurofresh, Inc., ADR, 15.000%, 11/18/16 (a) (f) (i)	—

		Financials — 0.3%
		Commercial Banks — 0.1%
10		CoBank ACB, Series C, 11.000%, 07/01/13 ($50.00 par value)@ (e)	545
15		CoBank ACB, Series D, 11.000%, 10/01/14 ($50.00 par value)@	803
8		CoBank ACB, 7.000%, 04/02/12 ($50.00 par value)@ (e)	388

			1,736

		Consumer Finance — 0.2%
4		Ally Financial, Inc., 7.000%, 04/02/12 ($1,000.00 par value)@ (e)	3,450
14		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	389

			3,839

		Total Financials	5,575

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

SHARES	SECURITY DESCRIPTION	VALUE

Preferred Stocks — Continued
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
1	Constar International, Inc., 11.000% (a) (f) (i)	204

	Total Preferred Stocks (Cost $11,802)	11,079

PRINCIPAL AMOUNT
Loan Participations & Assignments — 1.9%
	Consumer Discretionary — 1.2%
	Automobiles — 0.2%
3,537	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	3,546

	Broadcasting & Cable TV — 0.1%
968	Atlantic Broadband, Term Loan B, VAR, 4.000%, 03/08/16	964
200	Kabel Deutschland, Facility F Loan, VAR, 02/01/19^	199
	Midcontinent Communications, Term Loan B,
298	VAR, 4.000%, 12/31/16	293

		1,456

	Diversified Consumer Services — 0.0% (g)
215	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/20/12 ^	214

	Gaming — 0.3%
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
2,602	VAR, 3.244%, 01/28/15	2,438
1,398	VAR, 3.244%, 01/28/15	1,310
1,968	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	1,966
1,400	Mohegan Tribal Gaming Authority, Term Loan, VAR, 03/31/16 ^	1,372

		7,086

	Hotels, Restaurants & Leisure — 0.0% (g)
531	Burger King Corp., Tranche B Term Loan, VAR, 4.500%, 10/19/16	529

	Media — 0.4%
441	Bresnan Communications, Term Loan B, VAR, 4.500%, 12/14/17	440
1,013	Cengage Learning Acquisitions, Term Loan, VAR, 2.490%, 07/03/14	940
2,382	Clear Channel Communications, Inc., Term Loan B, VAR, 3.894%, 01/29/16	1,955
388	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	386

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Media — Continued
	Media General, Inc., Term Loan,
827	VAR, 5.243%, 03/29/13	780
244	VAR, 5.321%, 03/29/13	231
1,451	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	1,445
1,750	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	1,800
	R.H. Donnelley, Inc., Exit Term Loan,
537	VAR, 9.000%, 10/24/14	205
428	VAR, 9.000%, 10/24/14	164
114	VAR, 9.000%, 10/24/14	44
126	VAR, 9.000%, 10/24/14	48
873	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	858
190	Univision Communications, Inc., Initial Term Loan, VAR, 2.244%, 09/29/14	187
	Vertis, Inc., 1st Lien Term Loan,
2,952	VAR, 11.750%, 12/21/15	1,028
41	VAR, 11.750%, 12/21/15	14

		10,525

	Specialty Retail — 0.2%
	Claire’s Stores, Term Loan B,
2,880	VAR, 2.994%, 05/29/14	2,728
604	VAR, 3.301%, 05/29/14	571
718	Gymboree Corp., 1st Lien Term Loan, VAR, 5.000%, 02/23/18	675

		3,974

	Total Consumer Discretionary	27,330

	Consumer Staples — 0.0% (g)
	Food Products — 0.0% (g)
	Bolthouse Farms, 1st Lien Term Loan,
128	VAR, 5.500%, 02/11/16	128
3	VAR, 5.750%, 02/11/16	3
240	High Liner Foods, Inc., Term Loan, VAR, 7.000%, 12/19/17	240

	Total Consumer Staples	371

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
574	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	572
238	Western Refining, Inc., Term Loan B, VAR, 7.500%, 03/15/17	240

	Total Energy	812

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	121

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
	Financials — 0.1%
	Capital Markets — 0.1%
1,916	Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	1,914

	Insurance — 0.0% (g)
88	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	87

	Real Estate Investment Trusts (REITs) — 0.0% (g)
	I-Star, Term Loan A-1,
654	VAR, 5.000%, 06/28/13	651
404	VAR, 5.000%, 06/28/13	403

		1,054

	Total Financials	3,055

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
173	inVentiv Health, Consolidated Term Loan, VAR, 6.500%, 08/04/16	166

	Health Care Technology — 0.0% (g)
	Emdeon Inc., Term Loan B,
2	VAR, 6.750%, 11/02/18	2
3	VAR, 6.750%, 11/02/18	3
23	VAR, 6.750%, 11/02/18	24
56	VAR, 6.750%, 11/02/18	57
15	VAR, 6.750%, 11/02/18	15

		101

	Pharmaceuticals — 0.0% (g)
	Aptalis Pharma, Inc., Term Loan,
347	VAR, 5.500%, 02/10/17	345
37	VAR, 5.500%, 02/10/17	37

		382

	Total Health Care	649

	Industrials — 0.2%
	Aerospace & Defense — 0.0% (g)
547	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	544

	Building Products — 0.1%
290	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.479%, 02/07/14	153
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
2,487	VAR, 2.653%, 02/07/14	1,311
5	VAR, 2.653%, 02/07/14	3

		1,467

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Commercial Services & Supplies — 0.1%
325	AZ Chem U.S., Inc., Term Loan, VAR, 7.250%, 12/22/17	328
348	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	348
388	Cenveo Corp., Term B Loan, VAR, 6.250%, 12/21/16	385
447	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	405

		1,466

	Electrical Equipment — 0.0% (g)
149	Sensata Technologies B.V., Term Loan, VAR, 4.000%, 05/12/18	149

	Machinery — 0.0% (g)
349	Terex Corp., Term Loan, VAR, 5.500%, 04/28/17	352

	Road & Rail — 0.0% (g)
	Swift Transportation Co., Term Loan,
137	VAR, 6.000%, 12/21/16	137
8	VAR, 6.000%, 12/21/16	8
24	VAR, 6.000%, 12/21/16	24
108	VAR, 6.000%, 12/21/16	108

		277

	Total Industrials	4,255

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
	Syniverse Holdings, Inc., Term Loan B,
318	VAR, 5.250%, 12/21/17	319
77	VAR, 5.250%, 12/21/17	77
1	VAR, 5.250%, 12/21/17	1

		397

	Computers & Peripherals — 0.0% (g)
	Sealed Air Corp., Term Loan B,
230	VAR, 4.750%, 10/03/18	232
263	VAR, 4.750%, 10/03/18	265

		497

	IT Services — 0.1%
	EVERTEC, Inc. Term Loan B1,
892	VAR, 5.250%, 09/30/16	889
28	VAR, 5.250%, 09/30/16	28
380	First Data Corp., Initial Tranche B1, VAR, 2.995%, 09/24/14^	363

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE

Loan Participations & Assignments — Continued
		IT Services — Continued
361		First Data Corp., Initial Tranche B3, VAR, 2.995%, 09/24/14^	345

			1,625

		Total Information Technology	2,519

		Materials — 0.1%
		Chemicals — 0.1%
—	(h)	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.829%, 05/15/14	—	(h)
		HARKO CV, Term Loan B,
157		VAR, 5.750%, 08/02/17	158
117		VAR, 5.750%, 08/02/17	117
		Nexeo Solutions, Term Loan,
70		VAR, 5.000%, 09/08/17^	69
57		VAR, 5.000%, 09/08/17^	57
57		VAR, 5.000%, 09/08/17^	56
		PolyOne Corp., Term Loan B,
295		VAR, 5.000%, 12/20/17	296
5		VAR, 5.000%, 12/20/17	5
		Trinseo S.A., 1st Lien Term Loan,
528		VAR, 6.000%, 08/02/17	476
7		VAR, 6.750%, 08/02/17	6

			1,240

		Construction Materials — 0.0% (g)
325		Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	325

		Metals & Mining — 0.0% (g)
298		American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	277
309		Noranda Aluminum, Term B Loan, VAR, 02/24/19^	309

			586

		Total Materials	2,151

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Utilities — 0.1%
	Independent Power Producers & Energy Traders — 0.1%
2,117	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan, VAR, 4.757%, 10/10/17	1,181
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 3.757%, 10/10/14	1,288

	Total Utilities	2,469

	Total Loan Participations & Assignments (Cost $47,900)	43,611

NUMBER OF WARRANTS
Warrant — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
	General Motors Co.,
67	expiring 7/10/2016 (Strike Price $10.00) (a)	1,132
67	expiring 7/10/2019 (Strike Price $18.33) (a)	766

	Total Warrants (Cost $2,389)	1,898

SHARES
Short-Term Investment — 7.5%
	Investment Company — 7.5%
170,014	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $170,014)	170,014

	Total Investments — 99.9% (Cost $2,150,655)	2,270,498
	Other Assets in Excess of Liabilities — 0.1%	2,129

	NET ASSETS — 100.0%	$2,272,627

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
24	10 Year U.S. Treasury Note	06/20/12	3,143	2
	Short Futures Outstanding
(13)	30 Year U.S. Treasury Bond	06/20/12	(1,842)	(3)
(1)	5 Year U.S. Treasury Note	06/29/12	(123)	— (h)

				(1)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/29/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
280,000	EUR	BNP Paribas	03/30/12	359	373	14
3,750,000	MXN	Deutsche Bank AG	03/21/12	267	291	24
				626	664	38

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/29/12	NET UNREALIZED APPRECIATION (DEPRECIATION)
145,000	EUR	BNP Paribas	03/30/12	190	193	(3)
270,000	EUR	Credit Suisse International	03/30/12	361	360	1
10,000	EUR	Morgan Stanley	03/30/12	13	13	— (h)
3,750,000	MXN	Credit Suisse International	03/21/12	273	291	(18)
				837	857	(20)

Credit Default Swaps—Sell Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/29/12 [2]	NOTIONAL AMOUNT [3]	VALUE
Goldman Sachs Capital Management:
FSA Global Funding Ltd., 6.110%, 06/29/15	1.950% quarterly	03/20/13	3.125%	1,000	(8)

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — 39.2%
	Agency CMO — 39.2%
	Federal Home Loan Mortgage Corp. REMICS,
87	Series 1343, Class LA, 8.000%, 08/15/22	104
596	Series 1367, Class K, 5.500%, 09/15/22	665
120	Series 1591, Class E, 10.000%, 10/15/23	129
1,013	Series 1633, Class Z, 6.500%, 12/15/23	1,074
1,216	Series 1694, Class PK, 6.500%, 03/15/24	1,291
5,942	Series 1785, Class A, 6.000%, 10/15/23	6,010
320	Series 1999, Class PU, 7.000%, 10/15/27	375
542	Series 2031, Class PG, 7.000%, 02/15/28	638
1,556	Series 2035, Class PC, 6.950%, 03/15/28	1,825
1,238	Series 2064, Class PD, 6.500%, 06/15/28 (m)	1,237
1,095	Series 2095, Class PE, 6.000%, 11/15/28	1,228
407	Series 2152, Class BD, 6.500%, 05/15/29	443
2,418	Series 2162, Class TH, 6.000%, 06/15/29	2,708
178	Series 2345, Class PQ, 6.500%, 08/15/16	185
1,245	Series 2367, Class ME, 6.500%, 10/15/31	1,350
2,692	Series 2480, Class EJ, 6.000%, 08/15/32	2,985
5,859	Series 2562, Class PG, 5.000%, 01/15/18	6,301
2,193	Series 2571, Class PV, 5.500%, 01/15/14	2,267
881	Series 2580, Class QM, 5.000%, 10/15/31	888
3,095	Series 2611, Class QZ, 5.000%, 05/15/33	3,608
1,527	Series 2630, Class KS, 4.000%, 01/15/17	1,534
596	Series 2647, Class A, 3.250%, 04/15/32	616
2,887	Series 2651, Class VZ, 4.500%, 07/15/18	3,072
9,000	Series 2656, Class BG, 5.000%, 10/15/32	9,731
2,500	Series 2688, Class DG, 4.500%, 10/15/23	2,711
8,588	Series 2727, Class PE, 4.500%, 07/15/32	9,137
1,183	Series 2749, Class TD, 5.000%, 06/15/21	1,192
6,000	Series 2773, Class TB, 4.000%, 04/15/19	6,446
7,450	Series 2841, Class AT, 4.000%, 08/15/19	8,018
2,428	Series 2882, Class QD, 4.500%, 07/15/34	2,650
6,342	Series 2915, Class MU, 5.000%, 01/15/35	7,187
3,198	Series 2927, Class GA, 5.500%, 10/15/34	3,589
5,500	Series 2931, Class QD, 4.500%, 02/15/20	6,127
7,267	Series 2976, Class HP, 4.500%, 01/15/33	7,676
10,600	Series 3036, Class ND, 5.000%, 05/15/34 (m)	11,543
2,216	Series 3045, Class HN, 4.500%, 09/15/33	2,365
2,172	Series 3085, Class VS, HB, IF, 27.726%, 12/15/35	3,504
5,034	Series 3181, Class OP, PO, 07/15/36	4,804
4,500	Series 3188, Class GE, 6.000%, 07/15/26	5,005
13,422	Series 3325, Class JL, 5.500%, 06/15/37	14,783
6,000	Series 3341, Class PE, 6.000%, 07/15/37	7,050
7,000	Series 3413, Class B, 5.500%, 04/15/37	8,104
6,000	Series 3544, Class PC, 5.000%, 05/15/37	6,525

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,778
20,632	Series 3737, Class DG, 5.000%, 10/15/30	22,397
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,395
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,290
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,072
45,807	Series 3981, Class PA, 3.000%, 04/15/31	47,690
87	Federal Home Loan Mortgage Corp. STRIPS, Series 155, Class IO, IO, 7.000%, 11/01/23	17
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,461	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,789
2,807	Series T-54, Class 2A, 6.500%, 02/25/43	3,133
1,150	Series T-56, Class APO, PO, 05/25/43	835
1,128	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	1,274
	Federal National Mortgage Association Interest STRIPS,
3,515	Series 278, Class 1, VAR, 1.007%, 08/01/25	3,419
1,513	Series 278, Class 3, VAR, 1.024%, 11/01/23	1,476
1,988	Series 343, Class 23, IO, 4.000%, 10/01/18	125
	Federal National Mortgage Association REMICS,
117	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	132
55	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	58
290	Series 1993-110, Class H, 6.500%, 05/25/23	336
224	Series 1993-146, Class E, PO, 05/25/23	203
3,753	Series 1993-155, Class PJ, 7.000%, 09/25/23	4,350
41	Series 1993-205, Class H, PO, 09/25/23	39
61	Series 1993-217, Class H, PO, 08/25/23	58
48	Series 1993-228, Class G, PO, 09/25/23	46
1,303	Series 1994-37, Class L, 6.500%, 03/25/24	1,498
476	Series 1994-43, Class PJ, 6.350%, 12/25/23	477
4,697	Series 1994-51, Class PV, 6.000%, 03/25/24	5,261
249	Series 1994-62, Class PJ, 7.000%, 01/25/24	249
2,420	Series 1998-58, Class PC, 6.500%, 10/25/28	2,691
493	Series 2000-8, Class Z, 7.500%, 02/20/30	578
1,483	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	331
511	Series 2002-2, Class UC, 6.000%, 02/25/17	546
821	Series 2002-3, Class PG, 5.500%, 02/25/17	867
4,337	Series 2002-73, Class OE, 5.000%, 11/25/17	4,717
1,583	Series 2002-92, Class FB, VAR, 0.894%, 04/25/30	1,596
7,491	Series 2003-21, Class PZ, 4.500%, 03/25/33	8,273

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	125

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
521	Series 2003-67, Class SA, HB, IF, 43.914%, 10/25/31	1,072
5,000	Series 2003-74, Class VL, 5.500%, 11/25/22	5,391
19,296	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	20,737
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,544
9,303	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	10,036
16,000	Series 2004-7, Class JK, 4.000%, 02/25/19	17,109
3,286	Series 2004-46, Class QD, HB, IF, 23.024%, 03/25/34	4,777
3,500	Series 2004-54, Class FL, VAR, 0.644%, 07/25/34	3,506
6,928	Series 2004-60, Class PA, 5.500%, 04/25/34	7,503
15,000	Series 2004-97, Class B, 5.500%, 01/25/35	16,648
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,845
2,431	Series 2005-29, Class AK, 4.500%, 04/25/35	2,564
4,439	Series 2005-58, Class EP, 5.500%, 07/25/35	5,044
7,000	Series 2005-62, Class DX, 5.000%, 05/25/34	7,605
4,342	Series 2005-83, Class LA, 5.500%, 10/25/35	4,962
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,130
14,525	Series 2006-3, Class SB, IF, IO, 6.456%, 07/25/35	2,158
24,814	Series 2006-51, Class FP, VAR, 0.594%, 03/25/36	24,766
770	Series 2006-69, Class SP, IF, 14.499%, 05/25/30	829
355	Series 2006-81, Class FA, VAR, 0.594%, 09/25/36	355
4,433	Series 2006-110, Class PO, PO, 11/25/36	4,206
7,773	Series 2007-76, Class PE, 6.000%, 08/25/37	9,059
1,919	Series 2009-89, Class A1, 5.410%, 05/25/35	2,022
1,451	Series 2010-4, Class SL, IF, 11.039%, 02/25/40	1,557
7,518	Series 2010-11, Class CB, 4.500%, 02/25/40	7,852
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,780
10,111	Series 2010-68, Class EP, 4.500%, 12/25/39	10,977
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,621
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,530
25	Series G92-35, Class EB, 7.500%, 07/25/22	29
249	Series G92-44, Class ZQ, 8.000%, 07/25/22	283
	Federal National Mortgage Association Whole Loan,
394	Series 1999-W4, Class A9, 6.250%, 02/25/29	447
3,035	Series 2002-W7, Class A4, 6.000%, 06/25/29	3,399

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,301	Series 2003-W1, Class 1A1, VAR, 6.273%, 12/25/42	1,486
637	Series 2003-W1, Class 2A, VAR, 7.084%, 12/25/42	744
3,713	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	3,842
4,638	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	5,488
4,344	Series 2009-W1, Class A, 6.000%, 12/25/49	4,907
	Government National Mortgage Association,
744	Series 1998-22, Class PD, 6.500%, 09/20/28	815
425	Series 1999-17, Class L, 6.000%, 05/20/29	467
4,264	Series 2001-10, Class PE, 6.500%, 03/16/31	4,860
5,838	Series 2001-64, Class PB, 6.500%, 12/20/31	6,355
23,601	Series 2003-59, Class XA, IO, VAR, 1.528%, 06/16/34	818
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,945
1,882	Series 2004-62, Class VA, 5.500%, 07/20/15	1,946
12,987	Series 2005-28, Class AJ, 5.500%, 04/20/35	14,705
3,633	Series 2008-15, Class NB, 4.500%, 02/20/38	3,916
11,323	Series 2008-40, Class SA, IF, IO, 6.153%, 05/16/38	2,417
28,693	Series 2009-42, Class TX, 4.500%, 06/20/39 (m)	32,439
7,665	Series 2009-52, Class MA, 5.000%, 11/20/36	8,114
4,752	Series 2009-69, Class WM, 5.500%, 08/20/39	5,546
10,512	Series 2011-29, Class Z, 5.000%, 05/20/40	12,021

	Total Collateralized Mortgage Obligations (Cost $589,831)	635,850

Foreign Government Security — 0.4%
7,527	Israel Government AID Bond, (Israel), 09/15/19 (Cost $6,278)	6,455

Mortgage Pass-Through Securities — 6.9%
	Federal Home Loan Mortgage Corp.,
231	ARM, 2.210%, 01/01/27	242
30	ARM, 2.356%, 04/01/30	32
18	ARM, 2.451%, 02/01/19	18
14	ARM, 2.520%, 07/01/30	14
88	ARM, 2.734%, 08/01/18	93
32	ARM, 2.780%, 03/01/18	32
40	ARM, 3.125%, 06/01/18	40
3	ARM, 3.166%, 01/01/20	3
2,578	ARM, 3.178%, 03/01/37	2,744
116	ARM, 3.188%, 01/01/21	116
55	ARM, 3.330%, 11/01/18	58

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
455		5.000%, 12/01/13 - 12/01/16	489
272		6.000%, 04/01/14	293
420		6.500%, 12/01/12 - 06/01/14	441
—	(h)	7.000%, 12/01/14	—	(h)
1,196		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	1,291
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
3,022		4.500%, 10/01/40	3,241
1,565		5.500%, 11/01/33	1,726
290		6.000%, 02/01/32	324
1,215		6.500%, 01/01/24 - 07/01/29	1,383
1,407		7.000%, 08/01/25 - 09/01/29 (m)	1,662
84		7.500%, 09/01/24 - 08/01/25	94
91		8.000%, 11/01/24 - 09/01/25	103
208		8.500%, 05/01/24 - 07/01/28	251
6		9.000%, 10/01/17 - 11/01/21	6
—	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
215		ARM, 2.471%, 11/01/27 - 08/01/41	223
166		ARM, 2.500%, 08/01/30	171
98		ARM, 2.510%, 07/01/17	100
48		ARM, 2.552%, 06/01/29	49
38		ARM, 2.591%, 06/01/20	38
50		ARM, 2.625%, 06/01/17 - 09/01/17	50
75		ARM, 2.776%, 09/01/14	76
180		ARM, 3.000%, 06/01/15 - 01/01/29	187
14		ARM, 3.027%, 10/01/16	14
114		ARM, 3.343%, 08/01/19	114
7		ARM, 3.380%, 10/01/14	7
36		ARM, 3.450%, 08/01/19	37
92		ARM, 3.721%, 09/01/27	93
26		ARM, 5.890%, 04/01/19	27
20		ARM, 6.000%, 12/01/18	20
		Federal National Mortgage Association, 15 Year, Single Family,
12,140		4.000%, 04/01/19 - 09/01/25	12,881
2,609		4.500%, 03/01/19	2,805
1,692		5.500%, 11/01/16 - 03/01/18	1,854
60		6.000%, 04/01/13 - 08/01/14	64
5		8.000%, 11/01/12	5
		Federal National Mortgage Association, 20 Year, Single Family,
1,153		5.000%, 11/01/23	1,264

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,402	6.000%, 03/01/22	1,544
50	7.500%, 06/01/14 - 07/01/14	53
	Federal National Mortgage Association, 30 Year, Single Family,
2,467	4.500%, 03/01/38	2,630
4,760	5.000%, 11/01/33	5,295
28,596	5.500%, 02/01/29 - 05/01/36 (m)	31,664
4,292	6.000%, 07/01/36	4,809
848	6.500%, 06/01/26 - 04/01/32	976
5,071	7.000%, 02/01/24 - 03/01/35	5,907
222	7.500%, 03/01/30 - 04/01/30	245
170	10.000%, 10/01/16 - 11/01/21	195
	Federal National Mortgage Association, Other,
8,000	3.118%, 01/01/22	8,367
9,988	3.373%, 01/01/22	10,561
164	6.000%, 09/01/28	182
	Government National Mortgage Association II, 30 Year, Single Family,
349	8.000%, 11/20/26 - 11/20/27	421
	Government National Mortgage Association, 30 Year, Single Family,
46	6.000%, 10/15/23	52
1,042	6.500%, 06/15/23 - 02/15/24 (m)	1,197
427	7.000%, 12/15/22 - 06/15/28	494
496	7.500%, 02/15/22 - 02/15/28	567
239	8.000%, 07/15/22 - 08/15/26	285
519	9.000%, 06/15/16 - 11/15/24	612
26	9.500%, 08/15/16 - 12/15/20	28

	Total Mortgage Pass-Through Securities (Cost $102,939)	110,859

U.S. Government Agency Securities — 18.3%
12,824	Federal Farm Credit Bank, 5.750%, 12/07/28	16,901
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	23,342
10,000	6.250%, 05/15/29	13,927
	Federal National Mortgage Association STRIPS,
34,750	11/15/20	27,856
8,000	05/15/23	5,617
9,200	05/29/26	5,568
26,153	Financing Corp., Principal STRIPS, 12/06/18	22,490
	Residual Funding Corp., Principal STRIPS,
34,520	10/15/19	29,880
90,500	07/15/20	75,394
10,000	01/15/30	5,564
5,000	04/15/30	2,756

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	127

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
	Resolution Funding Corp. Interest STRIPS,
50,000	07/15/20	41,441
15,000	04/15/28	8,735
14,740	Tennessee Valley Authority Principal STRIPS, 12/15/17	13,287
4,500	Tennessee Valley Authority STRIPS, 07/15/16	4,237

	Total U.S. Government Agency Securities (Cost $228,551)	296,995

U.S. Treasury Obligations — 25.7%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	27,019
20,000	5.250%, 02/15/29	27,072
2,500	7.125%, 02/15/23	3,751
13,140	7.250%, 05/15/16	16,715
3,935	7.250%, 08/15/22	5,909
3,635	8.000%, 11/15/21	5,636
3,190	8.875%, 08/15/17	4,538
1,020	9.000%, 11/15/18	1,531
	U.S. Treasury Inflation Indexed Notes,
25,000	1.375%, 07/15/18	30,261
26,450	1.625%, 01/15/15	34,267
	U.S. Treasury Notes,
25,000	2.000%, 04/30/16	26,336
20,000	2.000%, 11/15/21	20,100
25,000	2.625%, 08/15/20	26,846
50,000	2.625%, 11/15/20	53,574

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25,000	3.750%, 11/15/18	28,961
25,000	4.250%, 11/15/17	29,430
1,020	4.750%, 08/15/17	1,224
	U.S. Treasury STRIPS,
5,845	02/15/15	5,761
1,655	05/15/15	1,627
600	08/15/15	588
1,900	08/15/15	1,863
1,190	05/15/16	1,153
72,500	05/15/20	63,164

	Total U.S. Treasury Obligations (Cost $363,557)	417,326

SHARES
Short-Term Investment — 8.7%
	Investment Company — 8.7%
141,918	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $141,918)	141,918

	Total Investments — 99.2% (Cost $1,433,074)	1,609,403
	Other Assets in Excess of Liabilities — 0.8%	13,653

	NET ASSETS — 100.0%	$1,623,056

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 0.1%
460	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 1.944%, 01/25/35 (f) (i)	20
211	GSAA Trust, Series 2006-3, Class A1, VAR, 0.324%, 03/25/36	91
93	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.744%, 09/25/34 (f) (i)	17
7,000	Unipac IX LLC, 13.000%, 04/11/13 (f) (i)	6,935

	Total Asset-Backed Securities (Cost $7,683)	7,063

Commercial Mortgage-Backed Security — 0.7%
87,703	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 1.999%, 11/15/15 (e) (Cost $80,245)	81,852

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.1%
	Diversified Consumer Services — 0.1%
	Stewart Enterprises, Inc.,
6,435	3.125%, 07/15/14	6,315
5,625	3.375%, 07/15/16	5,470

	Total Consumer Discretionary	11,785

	Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,839	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	1,788

	Total Convertible Bonds (Cost $11,761)	13,573

Corporate Bonds — 79.6%
	Consumer Discretionary — 17.7%
	Auto Components — 0.3%
1,174	Dana Holding Corp., 6.750%, 02/15/21	1,271
22,929	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	23,216
51	Meritor, Inc., 8.750%, 03/01/12	51
1,380	Pittsburgh Glass Works LLC, 8.500%, 04/15/16 (e)	1,397
5,200	UCI International, Inc., 8.625%, 02/15/19	5,317

		31,252

	Automobiles — 1.2%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
13,000	8.000%, 06/15/19	13,098
28,850	8.250%, 06/15/21	29,138
	Ford Holdings LLC,
37,822	9.300%, 03/01/30 (m)	48,412
7,750	9.375%, 03/01/20	9,572

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Automobiles — Continued
	Ford Motor Co.,
5,500	7.450%, 07/16/31	7,061
325	7.500%, 08/01/26	362
4,545	7.750%, 06/15/43	4,863
3,425	8.900%, 01/15/32	4,367
3,529	9.215%, 09/15/21	4,270
6,228	9.980%, 02/15/47	8,236
	Motors Liquidation Co.,
50	0.000%, 06/01/49 (f) (i)	13
973	5.250%, 03/06/32 (f) (i)	243
953	6.250%, 07/15/33 (f) (i)	238
10,255	6.750%, 05/01/28 (d) (f) (i)	103
246	7.250%, 04/15/41 (f) (i)	61
284	7.250%, 07/15/41 (f) (i)	71
548	7.250%, 02/15/52 (f) (i)	137
404	7.375%, 05/15/48 (f) (i)	101
6,000	7.375%, 05/23/48 (d) (f) (i)	60
47	7.375%, 10/01/51 (f) (i)	12
9,300	7.400%, 09/01/25 (d) (f) (i)	93
25,800	7.700%, 04/15/16 (d) (f) (i)	258
3,415	7.750%, 03/15/36 (d) (f) (i)	17
12,550	8.100%, 06/15/24 (d) (f) (i)	125
20,000	8.250%, 07/15/23 (d) (f) (i)	200
34,006	8.375%, 07/15/33 (d) (f) (i)	340
2,700	Navistar International Corp., 8.250%, 11/01/21	2,953

		134,404

	Broadcasting & Cable TV — 3.6%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	6
1,450	8.125%, 07/15/03 (d)	9
3,175	9.375%, 11/15/09 (d)	20
3,500	10.875%, 10/01/10 (d)	22
	Cablevision Systems Corp.,
18,780	7.750%, 04/15/18	20,470
13,172	8.000%, 04/15/20	14,786
3,515	8.625%, 09/15/17	3,963
	CCO Holdings LLC/CCO Holdings Capital Corp.,
23,840	6.500%, 04/30/21	25,330
26,935	6.625%, 01/31/22	28,753
19,362	7.000%, 01/15/19	20,911
10,918	7.250%, 10/30/17	11,846
17,845	7.375%, 06/01/20	19,629
8,300	8.125%, 04/30/20	9,296

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	129

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Broadcasting & Cable TV — Continued
30,499	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	32,710
	CSC Holdings LLC,
3,329	7.875%, 02/15/18	3,762
9,055	8.625%, 02/15/19	10,685
	DISH DBS Corp.,
29,895	6.750%, 06/01/21	33,183
18,060	7.875%, 09/01/19	21,221
6,852	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.500%, 10/15/15	7,075
	Mediacom LLC/Mediacom Capital Corp.,
11,035	7.250%, 02/15/22 (e)	11,173
17,770	9.125%, 08/15/19	19,413
2,844	Sirius XM Radio, Inc., 8.750%, 04/01/15 (e)	3,228
25,390	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany), 8.125%, 12/01/17 (e)	27,548
23,575	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	24,282
9,340	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	9,830
5,390	Videotron Ltee, (Canada), 5.000%, 07/15/22 (e)	5,390
	Virgin Media Finance plc, (United Kingdom),
6,685	5.250%, 02/15/22	6,819
17,675	8.375%, 10/15/19	20,061
	XM Satellite Radio, Inc.,
8,300	7.625%, 11/01/18 (e)	9,089
12,578	13.000%, 08/01/13 (e)	14,323

		414,833

	Diversified Consumer Services — 0.6%
5,174	Carriage Services, Inc., 7.875%, 01/15/15	5,226
21,575	Knowledge Learning Corp., 7.750%, 02/01/15 (e) (m)	18,123
4,050	Mac-Gray Corp., 7.625%, 08/15/15	4,161
	Service Corp. International,
925	6.750%, 04/01/15	1,021
3,025	6.750%, 04/01/16	3,358
11,755	7.000%, 06/15/17 (m)	13,166
6,630	7.000%, 05/15/19	7,326
3,850	7.625%, 10/01/18	4,480
7,650	8.000%, 11/15/21	8,898
3,435	Stewart Enterprises, Inc., 6.500%, 04/15/19	3,607

		69,366

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Gaming — 4.0%
2,940	American Casino & Entertainment Properties LLC, 11.000%, 06/15/14	3,109
25,000	Ameristar Casinos, Inc., 7.500%, 04/15/21	27,000
2,345	Caesars Entertainment Operating Co., Inc., 11.250%, 06/01/17	2,568
	Chukchansi Economic Development Authority,
13,768	8.000%, 11/15/13 (e)	9,500
12,450	VAR, 4.159%, 11/15/12 (e)	8,590
	CityCenter Holdings LLC/CityCenter Finance Corp.,
6,165	7.625%, 01/15/16	6,504
53,240	PIK, 11.500%, 01/15/17	57,566
13,750	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	14,094
	Isle of Capri Casinos, Inc.,
19,288	7.000%, 03/01/14 (m)	19,216
22,220	7.750%, 03/15/19	22,164
8,750	Mandalay Resort Group, 7.625%, 07/15/13	8,903
21,325	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18	23,831
	MGM Resorts International,
3,940	7.500%, 06/01/16	4,009
33,251	7.625%, 01/15/17	33,916
18,110	8.625%, 02/01/19 (e)	19,287
2,000	9.000%, 03/15/20	2,235
19,375	10.000%, 11/01/16	21,361
15,150	11.375%, 03/01/18	17,877
23,834	Peninsula Gaming Corp., 10.750%, 08/15/17	26,188
	Pinnacle Entertainment, Inc.,
5,144	8.625%, 08/01/17	5,594
23,400	8.750%, 05/15/20	24,745
22,500	ROC Finance LLC/ROC Finance 1 Corp., 12.125%, 09/01/18 (e)	24,862
19,600	Seminole Hard Rock Entertainment, Inc., VAR, 3.046%, 03/15/14 (e)	18,718
11,640	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	11,931
15,350	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e) (m)	10,515
9,206	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	9,632
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
8,225	7.750%, 08/15/20	9,274
8,450	7.875%, 05/01/20	9,464

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Gaming — Continued
10,925	Yonkers Racing Corp., 11.375%, 07/15/16 (e)	11,840

		464,493

	Hotels, Restaurants & Leisure — 1.4%
7,905	AMC Entertainment, Inc., 8.750%, 06/01/19 (m)	8,241
10,000	Burger King Corp., 9.875%, 10/15/18	11,300
9,285	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	10,376
	Cinemark USA, Inc.,
1,000	7.375%, 06/15/21	1,067
13,571	8.625%, 06/15/19	15,098
2,108	CKE Holdings, Inc., PIK, 10.500%, 03/14/16 (e)	2,213
22,776	CKE Restaurants, Inc., 11.375%, 07/15/18	25,965
9,650	DineEquity, Inc., 9.500%, 10/30/18	10,639
7,380	Felcor Lodging LP, 6.750%, 06/01/19	7,546
	Host Hotels & Resorts LP,
8,500	6.000%, 11/01/20	9,233
2,500	6.000%, 10/01/21 (e)	2,722
20,360	Landry’s, Inc., 11.625%, 12/01/15	22,243
900	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	898
7,940	Real Mex Restaurants, Inc., 14.000%, 01/01/13 (d) (f) (i)	3,573
4,466	Royal Caribbean Cruises Ltd., (Liberia), 11.875%, 07/15/15 (m)	5,437
	Speedway Motorsports, Inc.,
2,250	6.750%, 02/01/19	2,346
7,000	8.750%, 06/01/16	7,674
10,000	Vail Resorts, Inc., 6.500%, 05/01/19	10,400
3,504	Wendy’s Co. (The), 10.000%, 07/15/16	3,859

		160,830

	Household Durables — 1.0%
3,250	American Standard Americas, 10.750%, 01/15/16 (e)	2,275
4,648	D.R. Horton, Inc., 6.500%, 04/15/16	5,020
4,139	K. Hovnanian Enterprises, Inc., 10.625%, 10/15/16	3,855
	KB Home,
7,221	5.875%, 01/15/15	7,185
3,744	6.250%, 06/15/15	3,744
	Lennar Corp.,
6,600	5.600%, 05/31/15	6,881

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Household Durables — Continued
14,053	6.950%, 06/01/18	14,896
5,315	12.250%, 06/01/17	6,843
11,534	M/I Homes, Inc., 8.625%, 11/15/18	11,130
10,751	MDC Holdings, Inc., 5.625%, 02/01/20	10,614
8,440	PulteGroup, Inc., 7.625%, 10/15/17	8,946
	Standard Pacific Corp.,
21,545	8.375%, 05/15/18	23,053
10,250	8.375%, 01/15/21	10,891
3,940	10.750%, 09/15/16	4,526

		119,859

	Internet & Catalog Retail — 0.1%
7,260	Affinion Group, Inc., 7.875%, 12/15/18	6,498

	Leisure Equipment & Products — 0.3%
17,257	Eastman Kodak Co., 9.750%, 03/01/18 (d) (e)	15,574
11,709	FGI Holding Co., Inc., PIK, 13.000%, 10/01/15	11,885
11,440	Icon Health & Fitness, 11.875%, 10/15/16 (e)	9,638

		37,097

	Media — 3.5%
10,740	Allbritton Communications Co., 8.000%, 05/15/18	11,358
470	Belo Corp., 8.000%, 11/15/16	523
24,745	Clear Channel Communications, Inc., 9.000%, 03/01/21	22,765
	Clear Channel Worldwide Holdings, Inc.,
21,185	7.625%, 03/15/20 (e)	21,185
4,500	9.250%, 12/15/17	4,927
22,760	9.250%, 12/15/17	25,036
1,985	Entravision Communications Corp., 8.750%, 08/01/17	2,099
	Gannett Co., Inc.,
4,510	7.125%, 09/01/18	4,702
3,525	8.750%, 11/15/14	3,966
1,348	9.375%, 11/15/17	1,523
2,356	10.000%, 04/01/16	2,709
	Hughes Satellite Systems Corp.,
3,253	6.500%, 06/15/19	3,448
1,708	7.625%, 06/15/21	1,853
	Intelsat Jackson Holdings S.A., (Luxembourg),
7,400	7.250%, 04/01/19	7,770
7,940	7.250%, 10/15/20	8,357
700	7.500%, 04/01/21	740
7,100	8.500%, 11/01/19	7,792

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	131

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Media — Continued
	Intelsat Luxembourg S.A., (Luxembourg),
24,500	PIK, 12.500%, 02/04/17 (e)	24,990
81,099	PIK, 12.500%, 02/04/17	83,532
	Lamar Media Corp.,
1,970	5.875%, 02/01/22 (e)	2,056
1,000	7.875%, 04/15/18	1,100
10,465	McClatchy Co. (The), 11.500%, 02/15/17	11,224
22,525	Media General, Inc., 11.750%, 02/15/17	22,356
9,000	NAI Entertainment Holdings LLC, 8.250%, 12/15/17 (e)	9,900
	Nexstar Broadcasting, Inc.,
1,498	7.000%, 01/15/14	1,496
3,062	PIK, 7.000%, 01/15/14	3,058
4,956	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17	5,303
13,980	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	15,553
3,750	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	3,863
11,165	Radio One, Inc., PIK, 15.000%, 05/24/16	8,039
14,375	Regal Cinemas Corp., 8.625%, 07/15/19	15,705
4,025	Regal Entertainment Group, 9.125%, 08/15/18	4,407
	Sinclair Television Group, Inc.,
675	8.375%, 10/15/18	734
4,215	9.250%, 11/01/17 (e)	4,710
13,862	Telesat Canada/Telesat LLC, (Canada), 11.000%, 11/01/15	14,780
	Univision Communications, Inc.,
9,920	6.875%, 05/15/19 (e)	10,119
1,588	7.875%, 11/01/20 (e)	1,691
10,794	Valassis Communications, Inc., 6.625%, 02/01/21	11,064
	WMG Acquisition Corp.,
8,900	9.500%, 06/15/16	9,835
2,270	9.500%, 06/15/16 (e)	2,508
5,200	11.500%, 10/01/18 (e)	5,525

		404,301

	Multiline Retail — 0.4%
	QVC, Inc.,
2,425	7.125%, 04/15/17 (e)	2,607
17,915	7.375%, 10/15/20 (e)	19,841
14,550	7.500%, 10/01/19 (e)	16,150
12,000	Sears Holdings Corp., 6.625%, 10/15/18	10,350

		48,948

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — 1.1%
8,235	99 Cents Only Stores, 11.000%, 12/15/19 (e)	8,709
4,118	Asbury Automotive Group, Inc., 8.375%, 11/15/20	4,416
6,051	AutoNation, Inc., 5.500%, 02/01/20	6,263
1,400	Claire’s Escrow II Corp., 9.000%, 03/15/19 (e)	1,442
21,215	Claire’s Stores, Inc., 8.875%, 03/15/19	18,510
25,327	Gymboree Corp., 9.125%, 12/01/18	22,668
16,667	J. Crew Group, Inc., 8.125%, 03/01/19	16,688
2,800	Jo-Ann Stores, Inc., 8.125%, 03/15/19 (e)	2,803
10,165	NBC Acquisition Corp., 11.000%, 03/15/13 (d)	102
	Nebraska Book Co., Inc.,
13,173	8.625%, 03/15/12 (d)	1,531
3,907	10.000%, 12/1/11	2,833
11,850	Penske Automotive Group, Inc., 7.750%, 12/15/16 (m)	12,354
26,420	Toys R Us - Delaware, Inc., 7.375%, 09/01/16 (e)	27,146

		125,465

	Textiles, Apparel & Luxury Goods — 0.2%
18,235	Quiksilver, Inc., 6.875%, 04/15/15 (m)	18,280

	Total Consumer Discretionary	2,035,626

	Consumer Staples — 3.4%
	Beverages — 0.2%
	Constellation Brands, Inc.,
10,060	7.250%, 09/01/16	11,368
1,375	7.250%, 05/15/17	1,552
6,240	8.375%, 12/15/14	7,082
1,120	Cott Beverages, Inc., 8.125%, 09/01/18	1,235

		21,237

	Food & Staples Retailing — 1.7%
2,000	American Stores Co., 8.000%, 06/01/26	1,682
22,665	Ingles Markets, Inc., 8.875%, 05/15/17 (m)	24,875
	New Albertsons, Inc.,
500	7.450%, 08/01/29	389
500	8.000%, 05/01/31	388
	Rite Aid Corp.,
59,769	9.500%, 06/15/17	60,666
13,400	9.750%, 06/12/16	14,807
20,025	10.250%, 10/15/19	22,803
8,750	10.375%, 07/15/16	9,330
	SUPERVALU, Inc.,
15,525	7.500%, 11/15/14	15,816
38,725	8.000%, 05/01/16	40,226

		190,982

SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food Products — 1.0%
11,627	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	12,208
	Dean Foods Co.,
12,375	7.000%, 06/01/16	12,715
1,740	9.750%, 12/15/18	1,923
309	Dole Food Co., Inc., 13.875%, 03/15/14	354
2,602	Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	1,353
	JBS USA LLC/JBS USA Finance, Inc.,
13,860	7.250%, 06/01/21 (e)	13,583
7,743	8.250%, 02/01/20 (e)	7,995
8,256	11.625%, 05/01/14	9,566
5,029	Michael Foods, Inc., 9.750%, 07/15/18	5,507
9,825	Pilgrim’s Pride Corp., 7.875%, 12/15/18	9,727
12,651	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	12,082
16,000	Smithfield Foods, Inc., 7.750%, 07/01/17	18,280
960	TreeHouse Foods, Inc., 7.750%, 03/01/18	1,051
7,014	Tyson Foods, Inc., 6.850%, 04/01/16 (m)	7,996

		114,340

	Household Products — 0.2%
5,160	Armored Autogroup, Inc., 9.250%, 11/01/18 (e)	4,334
2,857	Prestige Brands, Inc., 8.125%, 02/01/20 (e)	3,129
19,814	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	21,771

		29,234

	Personal Products — 0.1%
18,695	American Achievement Corp., 10.875%, 04/15/16 (e)	13,320

	Tobacco — 0.2%
15,275	Alliance One International, Inc., 10.000%, 07/15/16	15,313
7,000	Vector Group Ltd., 11.000%, 08/15/15	7,350

		22,663

	Total Consumer Staples	391,776

	Energy — 11.4%
	Energy Equipment & Services — 1.5%
	Cie Generale de Geophysique - Veritas, (France),
8,205	6.500%, 06/01/21	8,410
1,694	9.500%, 05/15/16	1,855
3,235	Global Geophysical Services, Inc., 10.500%, 05/01/17	3,203
5,513	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e) (m)	5,789

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Energy Equipment & Services — Continued
20,850	Key Energy Services, Inc., 6.750%, 03/01/21	21,840
16,355	McJunkin Red Man Corp., 9.500%, 12/15/16	17,582
20,200	Ocean Rig UDW, Inc., 9.500%, 04/27/16	20,099
23,600	Oil States International, Inc., 6.500%, 06/01/19	25,370
12,900	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	13,545
11,000	PHI, Inc., 8.625%, 10/15/18	11,275
	Precision Drilling Corp., (Canada),
5,550	6.500%, 12/15/21 (e)	5,925
9,845	6.625%, 11/15/20	10,546
16,200	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	16,078
8,605	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	9,207

		170,724

	Oil, Gas & Consumable Fuels — 9.9%
	Alpha Natural Resources, Inc.,
5,175	6.000%, 06/01/19	5,046
9,325	6.250%, 06/01/21	9,045
14,950	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.625%, 10/15/18	14,277
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,377
11,705	7.000%, 05/20/22	12,012
	AmeriGas Partners LP/AmeriGas Finance Corp.,
10,125	6.250%, 08/20/19	10,226
6,270	6.500%, 05/20/21	6,333
5,755	Antero Resources Finance Corp., 9.375%, 12/01/17	6,331
	Arch Coal, Inc.,
11,625	7.000%, 06/15/19 (e)	11,625
6,120	7.250%, 10/01/20	6,105
15,345	7.250%, 06/15/21 (e)	15,306
	Bill Barrett Corp.,
1,167	7.625%, 10/01/19	1,219
36,817	9.875%, 07/15/16 (m)	40,683
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
14,395	9.375%, 05/01/19	15,007
	Chesapeake Energy Corp.,
2,100	6.625%, 08/15/20	2,195
13,480	6.775%, 03/15/19	13,547
7,560	6.875%, 08/15/18	7,881
8,120	6.875%, 11/15/20	8,526

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	133

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
6,880	7.250%, 12/15/18	7,465
12,740	9.500%, 02/15/15	14,651
11,089	Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.125%, 07/15/22 (e)	11,477
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	14,025
18,587	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	20,817
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
11,455	8.250%, 12/15/17	12,228
8,310	8.500%, 12/15/19	9,037
	Comstock Resources, Inc.,
1,650	7.750%, 04/01/19	1,526
29,663	8.375%, 10/15/17	28,848
	Concho Resources, Inc.,
7,855	6.500%, 01/15/22	8,719
9,054	7.000%, 01/15/21	10,186
	Consol Energy, Inc.,
1,410	6.375%, 03/01/21 (e)	1,421
14,663	8.000%, 04/01/17	15,946
8,760	8.250%, 04/01/20	9,548
3,575	Continental Resources, Inc., 7.125%, 04/01/21	3,968
4,841	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 04/01/21	5,131
6,718	Denbury Resources, Inc., 8.250%, 02/15/20	7,659
	El Paso Corp.,
4,950	6.500%, 09/15/20	5,469
4,305	6.875%, 06/15/14	4,659
950	7.000%, 06/15/17	1,062
3,869	7.250%, 06/01/18	4,380
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,348
2,000	Encore Acquisition Co., 9.500%, 05/01/16	2,235
4,642	Energy Transfer Partners LP, 5.200%, 02/01/22	4,997
	Energy XXI Gulf Coast, Inc.,
16,851	7.750%, 06/15/19	17,778
7,064	9.250%, 12/15/17	7,823
	Ferrellgas LP/Ferrellgas Finance Corp.,
8,050	6.500%, 05/01/21	7,124
3,750	9.125%, 10/01/17	3,975
8,870	Foresight Energy LLC/Foresight Energy Corp., 9.625%, 08/15/17 (e)	9,447

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
	Forest Oil Corp.,
28,168	7.250%, 06/15/19 (m)	28,379
8,225	8.500%, 02/15/14	8,924
	Frontier Oil Corp.,
2,500	6.875%, 11/15/18	2,587
7,355	8.500%, 09/15/16	7,870
	Hilcorp Energy I LP/Hilcorp Finance Co.,
17,835	7.625%, 04/15/21 (e)	19,440
10,990	8.000%, 02/15/20 (e)	12,089
	Holly Energy Partners LP/Holly Energy Finance Corp.,
11,575	6.250%, 03/01/15 (m)	11,575
7,994	6.500%, 03/01/20 (e)	8,164
5,700	8.250%, 03/15/18	6,042
7,270	HollyFrontier Corp., 9.875%, 06/15/17	8,124
	Inergy LP/Inergy Finance Corp.,
5,489	6.875%, 08/01/21	5,297
14,000	7.000%, 10/01/18	13,790
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
14,000	6.250%, 06/15/22	15,015
500	6.500%, 08/15/21	540
17,060	6.750%, 11/01/20	18,638
	Newfield Exploration Co.,
12,000	5.750%, 01/30/22	12,990
6,180	6.625%, 09/01/14	6,273
14,645	6.875%, 02/01/20	15,817
9,070	7.125%, 05/15/18	9,659
	NFR Energy LLC/NFR Energy Finance Corp.,
28,541	9.750%, 02/15/17 (e)	22,547
6,305	Patriot Coal Corp., 8.250%, 04/30/18	5,675
23,988	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	23,988
	Peabody Energy Corp.,
16,650	6.000%, 11/15/18 (e)	17,441
12,250	6.250%, 11/15/21 (e)	12,832
	Penn Virginia Corp.,
4,525	7.250%, 04/15/19	4,141
16,786	10.375%, 06/15/16 (m)	16,660
4,800	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	5,016
16,000	Petrohawk Energy Corp., 6.250%, 06/01/19	18,080
	Pioneer Drilling Co.,
7,000	9.875%, 03/15/18	7,490

SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
5,975	9.875%, 03/15/18 (e)	6,393
	Pioneer Natural Resources Co.,
2,539	5.875%, 07/15/16	2,821
4,635	6.650%, 03/15/17	5,332
4,950	6.875%, 05/01/18	5,815
19,722	7.500%, 01/15/20	24,372
5,040	Plains Exploration & Production Co., 7.625%, 04/01/20	5,569
	QEP Resources, Inc.,
13,950	5.375%, 10/01/22	14,089
20,569	6.875%, 03/01/21	22,729
	Range Resources Corp.,
8,502	5.000%, 08/15/22	8,587
5,330	5.750%, 06/01/21	5,703
1,080	6.750%, 08/01/20	1,183
3,270	7.250%, 05/01/18	3,507
2,000	7.500%, 10/01/17	2,115
2,000	8.000%, 05/15/19	2,230
12,345	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 07/15/21	13,425
20,750	Samson Investment Co., 9.750%, 02/15/20 (e)	21,839
	SM Energy Co.,
9,700	6.500%, 11/15/21 (e)	10,476
22,659	6.625%, 02/15/19	24,302
	Swift Energy Co.,
16,772	7.125%, 06/01/17	17,233
14,945	7.875%, 03/01/22 (e)	15,618
13,336	8.875%, 01/15/20	14,403
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4,800	6.375%, 08/01/22 (e)	5,052
16,385	6.875%, 02/01/21	17,491
9,090	7.875%, 10/15/18	9,954
10,956	8.250%, 07/01/16	11,586
6,375	Unit Corp., 6.625%, 05/15/21	6,526
2,334	Venoco, Inc., 8.875%, 02/15/19	2,112
24,015	W&T Offshore, Inc., 8.500%, 06/15/19	25,846
5,967	Western Refining, Inc., 11.250%, 06/15/17 (e)	6,788
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17 (e)	18,406
14,220	6.000%, 01/15/22 (e)	14,682

		1,142,957

	Total Energy	1,313,681

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Financials — 11.0%
	Capital Markets — 0.0% (g)
4,320	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,406

	Commercial Banks — 0.9%
1,100	BankAmerica Capital II, 8.000%, 12/15/26	1,104
17,775	BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	17,220
12,671	Countrywide Capital III, 8.050%, 06/15/27	12,719
6,732	NB Capital Trust II, 7.830%, 12/15/26	6,656
4,750	NB Capital Trust IV, 8.250%, 04/15/27	4,803
	Royal Bank of Scotland Group plc, (United Kingdom),
3,000	5.000%, 10/01/14	2,943
95	5.050%, 01/08/15	92
3,040	Royal Bank of Scotland N.V., (Netherlands), VAR, 1.240%, 03/09/15	2,619
	Royal Bank of Scotland plc (The), (United Kingdom),
3,020	VAR, 1.281%, 04/11/16 (a)	2,578
4,000	VAR, 1.316%, 09/29/15 (a)	3,520
55,845	Wachovia Capital Trust III, VAR, 5.570%, 04/02/12 (m) (x)	51,168

		105,422

	Consumer Finance — 3.0%
	Ally Financial, Inc.,
22,880	6.250%, 12/01/17	23,649
465	7.500%, 12/31/13	495
28,085	7.500%, 09/15/20	30,929
5,765	8.000%, 03/15/20	6,529
118,189	8.000%, 11/01/31	131,928
3,920	Citigroup Capital XXI, VAR, 8.300%, 12/21/57	4,034
	Ford Motor Credit Co. LLC,
5,543	3.875%, 01/15/15	5,682
6,777	5.000%, 05/15/18	7,143
5,750	5.625%, 09/15/15	6,218
8,250	5.750%, 02/01/21	9,213
8,250	5.875%, 08/02/21	9,207
5,525	6.625%, 08/15/17	6,261
5,500	8.000%, 06/01/14 (m)	6,089
29,945	8.000%, 12/15/16 (m)	35,586
10,500	8.125%, 01/15/20	13,093
6,850	8.700%, 10/01/14	7,791
47,767	Springleaf Finance Corp., 6.900%, 12/15/17	37,020

		340,867

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	135

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — 3.9%
8,565	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	7,923
	Aircastle Ltd., (Bermuda),
6,610	9.750%, 08/01/18 (e)	7,420
3,640	9.750%, 08/01/18	4,104
	Bank of America Corp.,
100	5.420%, 03/15/17	100
3,550	5.625%, 07/01/20	3,683
10,921	5.750%, 08/15/16	11,154
4,580	5.875%, 01/05/21	4,821
44,661	VAR, 8.000%, 01/30/18 (x)	45,345
20,170	VAR, 8.125%, 05/15/18 (x)	20,533
	Capmark Financial Group, Inc.,
144,695	0.000% 05/10/10 (d)	1,085
12,810	VAR, 9.000%, 09/30/15	12,970
6,495	Cardtronics, Inc., 8.250%, 09/01/18	7,161
	CIT Group, Inc.,
33,925	6.625%, 04/01/18 (e)	36,554
15,600	7.000%, 05/02/16 (e)	15,619
1,450	7.000%, 05/01/17	1,450
55,653	7.000%, 05/02/17 (e)	55,723
	CNG Holdings, Inc.,
6,200	12.250%, 02/15/15 (e)	6,634
1,300	13.750%, 08/15/15 (e)	1,384
5,695	Community Choice Financial, Inc., 10.750%, 05/01/19 (e)	5,524
10,878	Highland Ranch, 6.700%, 09/01/20 (f) (i)	9,899
15,055	ILFC E-Capital Trust I, VAR, 4.340%, 12/21/65 (e)	10,416
16,645	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	12,068
	International Lease Finance Corp.,
400	5.625%, 09/20/13	408
24,055	6.250%, 05/15/19	24,388
36,006	8.250%, 12/15/20	40,147
700	8.625%, 09/15/15	777
46,740	8.625%, 01/15/22	52,553
13,045	8.750%, 03/15/17	14,741
10,600	8.875%, 09/01/17	12,004
130	Speedy Cash, Inc., 10.750%, 05/15/18 (e)	133
5,851	SquareTwo Financial Corp., 11.625%, 04/01/17	5,727
12,950	Tops Holding Corp./Tops Markets LLC, 10.125%, 10/15/15	13,970

		446,418

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — 2.4%
59,075	American International Group, Inc., VAR, 8.175%, 05/15/58	62,546
27,550	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (x)	24,657
13,204	CNO Financial Group, Inc., 9.000%, 01/15/18 (e)	14,211
5,000	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	5,312
27,529	HUB International Holdings, Inc., 10.250%, 06/15/15 (e) (m)	28,217
	Liberty Mutual Group, Inc.,
15,375	7.800%, 03/15/37 (e)	14,991
78,543	VAR, 10.750%, 06/15/58 (e)	102,498
	USI Holdings Corp.,
17,386	9.750%, 05/15/15 (e) (m)	17,430
7,032	VAR, 4.378%, 11/15/14 (e)	6,522
6,500	XL Group plc, (Ireland), VAR, 6.500%, 04/15/17 (x)	5,509

		281,893

	Real Estate Investment Trusts (REITs) — 0.7%
15,100	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.750%, 02/15/19	15,440
14,425	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	15,327
21,840	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	20,693
10,511	DuPont Fabros Technology LP, 8.500%, 12/15/17	11,615
12,229	First Industrial LP, 6.420%, 06/01/14	12,257
950	Weyerhaeuser Co., 7.375%, 03/15/32	1,033

		76,365

	Real Estate Management & Development — 0.1%
9,190	Kennedy-Wilson, Inc., 8.750%, 04/01/19	9,489

	Total Financials	1,264,860

	Health Care — 6.3%
	Biotechnology — 0.0% (g)
1,925	Bio-Rad Laboratories, Inc., 8.000%, 09/15/16	2,146

	Health Care Equipment & Supplies — 0.4%
	Biomet, Inc.,
17,450	10.000%, 10/15/17 (m)	18,955
5,582	PIK, 10.375%, 10/15/17	6,078
8,400	Physio-Control International Inc., 9.875%, 01/15/19 (e)	8,820

SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Health Care Equipment & Supplies — Continued
3,500	Teleflex, Inc., 6.875%, 06/01/19	3,771
2,286	VWR Funding, Inc., 10.750%, 06/30/17 (e)	2,240

		39,864

	Health Care Providers & Services — 4.7%
14,511	Capella Healthcare, Inc., 9.250%, 07/01/17	14,983
45,923	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	48,104
	DaVita, Inc.,
13,500	6.375%, 11/01/18	14,310
8,800	6.625%, 11/01/20	9,438
10,825	Emergency Medical Services Corp., 8.125%, 06/01/19	11,366
	Fresenius Medical Care U.S. Finance II, Inc.,
9,131	5.625%, 07/31/19 (e)	9,725
7,587	5.875%, 01/31/22 (e)	8,004
	Fresenius Medical Care U.S. Finance, Inc.,
6,000	5.750%, 02/15/21 (e)	6,285
3,075	6.500%, 09/15/18 (e)	3,405
8,669	6.875%, 07/15/17	9,623
	HCA, Inc.,
3,776	5.750%, 03/15/14	3,922
34,000	5.875%, 03/15/22	34,850
2,550	6.300%, 10/01/12 (m)	2,604
8,053	6.375%, 01/15/15	8,536
31,235	6.500%, 02/15/20	33,500
1,315	6.750%, 07/15/13	1,377
8,825	7.250%, 09/15/20	9,619
38,848	7.500%, 02/15/22	42,053
1,580	7.875%, 02/15/20	1,742
22,600	8.000%, 10/01/18	24,917
8,556	8.500%, 04/15/19	9,583
3,765	9.875%, 02/15/17	4,118
	Health Management Associates, Inc.,
13,117	6.125%, 04/15/16	13,691
14,900	7.375%, 01/15/20 (e)	15,533
24,577	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	23,471
	inVentiv Health, Inc.,
5,521	10.000%, 08/15/18 (e)	4,997
20,006	10.000%, 08/15/18 (e)	18,205
5,250	Kindred Healthcare, Inc., 8.250%, 06/01/19	4,929
5,200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	5,590
20,123	Multiplan, Inc., 9.875%, 09/01/18 (e)	21,871
6,380	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	6,898

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — Continued
11,593	Omnicare, Inc., 7.750%, 06/01/20	12,912
8,400	OnCure Holdings, Inc., 11.750%, 05/15/17	6,552
2,570	Radiation Therapy Services, Inc., 9.875%, 04/15/17	1,921
	Tenet Healthcare Corp.,
16,000	6.250%, 11/01/18 (e)	17,060
21,178	8.000%, 08/01/20	22,449
13,394	8.875%, 07/01/19	15,269
1,800	9.250%, 02/01/15	1,998
425	10.000%, 05/01/18	495
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
10,482	7.750%, 02/01/19	10,744
19,987	8.000%, 02/01/18	21,036
	Ventas Realty LP/Ventas Capital Corp.,
1,899	6.500%, 06/01/16	1,961
3,000	6.750%, 04/01/17	3,105

		542,751

	Pharmaceuticals — 1.2%
1,500	Aptalis Pharma, Inc., 12.750%, 03/01/16	1,600
18,878	Catalent Pharma Solutions, Inc., VAR, 9.500%, 04/15/15	19,492
10,980	Celtic Pharma Phinco B.V., PIK, 17.000%, 06/15/12 (f) (i)	1,537
	Elan Finance plc/Elan Finance Corp., (Ireland),
38,600	8.750%, 10/15/16	42,460
	Endo Pharmaceuticals Holdings, Inc.,
5,300	7.000%, 07/15/19	5,830
6,000	7.250%, 01/15/22	6,675
3,650	Grifols, Inc., 8.250%, 02/01/18	3,960
17,637	Mylan, Inc., 7.875%, 07/15/20 (e)	19,709
	Valeant Pharmaceuticals International,
10,225	6.500%, 07/15/16 (e)	10,430
5,450	6.750%, 10/01/17 (e)	5,586
9,400	6.875%, 12/01/18 (e)	9,612
12,670	7.000%, 10/01/20 (e)	12,844
950	7.250%, 07/15/22 (e)	956

		140,691

	Total Health Care	725,452

	Industrials — 7.7%
	Aerospace & Defense — 0.9%
6,380	Alliant Techsystems, Inc., 6.875%, 09/15/20	6,779
6,575	BE Aerospace, Inc., 6.875%, 10/01/20	7,331
2,887	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17	1,977

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	137

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Aerospace & Defense — Continued
13,830	CPI International, Inc., 8.000%, 02/15/18	11,997
	Esterline Technologies Corp.,
4,910	6.625%, 03/01/17	5,082
1,865	7.000%, 08/01/20	2,061
1,250	Hexcel Corp., 6.750%, 02/01/15	1,261
22,590	Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17	24,341
1,777	Moog, Inc., 7.250%, 06/15/18	1,897
	Spirit Aerosystems, Inc.,
13,558	6.750%, 12/15/20	14,710
4,500	7.500%, 10/01/17	4,894
	Triumph Group, Inc.,
9,066	8.000%, 11/15/17	9,859
8,380	8.625%, 07/15/18	9,428

		101,617

	Airlines — 1.0%
2,326	American Airlines 2011-1 Class B Pass-Through Trust, 7.000%, 01/31/18 (e)	2,279
16,252	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	16,333
1,913	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	1,980
17,138	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	17,823
2,561	Continental Airlines 2006-1 Class G Pass-Through Trust, VAR, FGIC, 0.879%, 06/02/13	2,446
5,159	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,263
588	Continental Airlines 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	615
3,200	Continental Airlines, Inc., 6.750%, 09/15/15 (e)	3,232
4,722	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,793
6,027	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	6,186
332	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	352
531	Delta Air Lines, Inc., 9.500%, 09/15/14 (e)	569
32,033	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	32,994
1,783	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	1,801
1,223	UAL 2007-1 Class C Pass-Through Trust, VAR, 3.059%, 07/02/14	1,162

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Airlines — Continued
	UAL 2007-1 Pass-Through Trust,
8,552	6.636%, 07/02/22	8,894
965	7.336%, 07/02/19	907
4,158	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	4,761

		112,390

	Building Products — 0.5%
	Building Materials Corp. of America,
12,940	6.750%, 05/01/21 (e)	14,072
19,475	6.875%, 08/15/18 (e)	20,936
5,265	7.000%, 02/15/20 (e)	5,712
8,225	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	8,102
15,300	Nortek Inc., 8.500%, 04/15/21	14,803

		63,625

	Commercial Services & Supplies — 1.4%
5,975	B-Corp. Merger Sub, Inc., 8.250%, 06/01/19 (e)	6,094
	Cenveo Corp.,
28,393	8.875%, 02/01/18	27,541
3,035	10.500%, 08/15/16 (e)	2,975
	Deluxe Corp.,
3,203	7.000%, 03/15/19	3,243
8,075	7.375%, 06/01/15	8,297
	FTI Consulting, Inc.,
8,500	6.750%, 10/01/20	9,191
2,000	7.750%, 10/01/16	2,082
17,614	Garda World Security Corp., (Canada), 9.750%, 03/15/17 (e)	18,583
3,936	Geo Group, Inc. (The), 6.625%, 02/15/21	4,118
	Harland Clarke Holdings Corp.,
8,297	9.500%, 05/15/15	6,534
24,840	VAR, 6.000%, 05/15/15	16,953
	Iron Mountain, Inc.,
2,675	7.750%, 10/01/19	2,956
6,563	8.000%, 06/15/20	7,006
631	8.375%, 08/15/21	701
3,205	8.750%, 07/15/18	3,341
2,485	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	2,299
2,465	Mobile Mini, Inc., 7.875%, 12/01/20	2,588
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 11/15/13 (d)	83
6,815	6.500%, 08/01/27 (d)	68

SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Services & Supplies — Continued
3,825	9.750%, 01/15/15 (d)	39
	R.R. Donnelley & Sons Co.,
9,174	6.125%, 01/15/17	8,876
8,100	7.250%, 05/15/18	8,039
7,220	7.625%, 06/15/20	7,004
3,605	8.250%, 03/15/19	3,659
5,210	WCA Waste Corp., 7.500%, 06/15/19 (e)	5,275

		157,545

	Construction & Engineering — 1.1%
2,200	Dycom Investments, Inc., 7.125%, 01/15/21	2,261
600	Goodman Networks, Inc., 12.125%, 07/01/18 (e)	609
2,520	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	2,627
1,000	New Enterprise Stone & Lime Co., Inc., 11.000%, 09/01/18	845
	RSC Equipment Rental, Inc./RSC Holdings III LLC,
13,240	8.250%, 02/01/21	14,034
9,782	9.500%, 12/01/14 (m)	10,100
18,240	Tutor Perini Corp., 7.625%, 11/01/18	18,331
	United Rentals North America, Inc.,
15,750	8.375%, 09/15/20	16,301
12,250	9.250%, 12/15/19 (m)	13,536
8,905	10.875%, 06/15/16	10,174
	UR Financing Escrow Corp.,
6,176	5.750%, 07/15/18 (e)	6,346
9,595	7.375%, 05/15/20 (e)	9,847
15,994	7.625%, 04/15/22 (e)	16,553

		121,564

	Electrical Equipment — 0.2%
	Belden, Inc.,
5,358	7.000%, 03/15/17	5,519
5,315	9.250%, 06/15/19	5,740
1,350	Dynacast International LLC/Dynacast Finance, Inc., 9.250%, 07/15/19 (e)	1,407
5,910	International Wire Group Holdings, Inc., 9.750%, 04/15/15 (e)	6,195

		18,861

	Environmental Services — 0.1%
	Casella Waste Systems, Inc.,
2,395	7.750%, 02/15/19	2,383
7,455	11.000%, 07/15/14	8,079

		10,462

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Industrial Conglomerates — 0.3%
22,670	JB Poindexter & Co., Inc., 8.750%, 03/15/14 (m)	22,783
	Schaeffler Finance B.V., (Netherlands),
1,375	7.750%, 02/15/17 (e)	1,463
1,374	8.500%, 02/15/19 (e)	1,487
13,325	Trimas Corp., 9.750%, 12/15/17 (m)	14,758

		40,491

	Machinery — 0.5%
5,940	Boart Longyear Management Pty Ltd., (Australia), 7.000%, 04/01/21 (e)	6,252
9,000	Briggs & Stratton Corp., 6.875%, 12/15/20	9,517
8,480	CNH Capital LLC, 6.250%, 11/01/16 (e)	9,116
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,407
4,518	Commercial Vehicle Group, Inc., 7.875%, 04/15/19 (e)	4,563
4,765	Griffon Corp., 7.125%, 04/01/18	4,956
	SPX Corp.,
5,275	6.875%, 09/01/17	5,855
1,325	7.625%, 12/15/14	1,488
4,550	Thermadyne Holdings Corp., 9.000%, 12/15/17	4,755
8,165	Titan International, Inc., 7.875%, 10/01/17	8,675

		59,584

	Marine — 0.8%
15,420	ACL I Corp., PIK, 11.375%, 02/15/16 (e)	14,765
9,400	Bluewater Holding B.V., (Netherlands), VAR, 3.567%, 07/17/14 (e)	7,708
7,445	CMA CGM S.A., (France), 8.500%, 04/15/17 (e)	4,206
19,538	Commercial Barge Line Co., 12.500%, 07/15/17	21,760
22,860	General Maritime Corp., 12.000%, 11/15/17 (d)	343
4,037	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.625%, 11/01/17	3,361
20,838	Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17	20,629
9,982	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19 (e)	8,285
13,387	Ultrapetrol Bahamas Ltd., (Bahamas), 9.000%, 11/24/14	12,216

		93,273

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	139

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Road & Rail — 0.8%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4,195	7.750%, 05/15/16	4,331
3,385	8.250%, 01/15/19	3,529
15,812	9.625%, 03/15/18	17,235
8,500	9.750%, 03/15/20	9,308
1,475	VAR, 3.003%, 05/15/14	1,431
	Hertz Corp. (The),
12,829	6.750%, 04/15/19	13,439
4,925	7.375%, 01/15/21	5,331
10,531	7.500%, 10/15/18	11,360
	Kansas City Southern de Mexico S.A. de C.V., (Mexico),
7,255	6.125%, 06/15/21	7,835
7,178	6.625%, 12/15/20	7,896
9,715	Quality Distribution LLC/QD Capital Corp., 9.875%, 11/01/18	10,626
3,375	RailAmerica, Inc., 9.250%, 07/01/17	3,763

		96,084

	Transportation Services — 0.1%
13,905	CEVA Group plc (United Kingdom), 8.375%, 12/01/17 (e)	13,870

	Total Industrials	889,366

	Information Technology — 4.1%
	Communications Equipment — 0.6%
	Avaya, Inc.,
21,985	7.000%, 04/01/19 (e)	22,287
28,780	9.750%, 11/01/15	28,780
20,995	Brightstar Corp., 9.500%, 12/01/16 (e)	21,835

		72,902

	Computers & Peripherals — 0.6%
	Seagate HDD Cayman, (Cayman Islands),
7,890	6.875%, 05/01/20	8,640
6,665	7.000%, 11/01/21 (e)	7,381
13,570	7.750%, 12/15/18	15,266
18,370	Seagate Technology HDD Holdings, (Cayman Islands), 6.800%, 10/01/16	20,437
	Sealed Air Corp.,
7,500	8.125%, 09/15/19 (e)	8,475
4,500	8.375%, 09/15/21 (e)	5,152
8,193	Stratus Technologies Bermuda Ltd./Stratus Technologies, Inc., (Bermuda), 12.000%, 03/29/15	7,210

		72,561

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 0.5%
	CDW LLC/CDW Finance Corp.,
3,060	8.500%, 04/01/19	3,274
13,254	8.500%, 04/01/19 (e)	14,182
15,559	Intcomex, Inc., 13.250%, 12/15/14	15,253
960	Jabil Circuit, Inc., 7.750%, 07/15/16	1,114
12,358	Kemet Corp., 10.500%, 05/01/18	13,470
	Sanmina-SCI Corp.,
520	8.125%, 03/01/16	538
3,200	VAR, 3.296%, 06/15/14 (e)	3,176
9,527	Viasystems, Inc., 12.000%, 01/15/15 (e)	10,265

		61,272

	Internet Software & Services — 0.3%
23,333	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	22,516
	Equinix, Inc.,
3,085	7.000%, 07/15/21	3,409
7,225	8.125%, 03/01/18	8,065

		33,990

	IT Services — 1.0%
1,815	Fidelity National Information Services, Inc., 7.625%, 07/15/17 (e)	1,972
	First Data Corp.,
15,760	8.250%, 01/15/21 (e)	15,248
1,080	8.875%, 08/15/20 (e)	1,169
1,073	9.875%, 09/24/15	1,092
4,400	10.550%, 09/24/15	4,532
15,807	12.625%, 01/15/21	16,597
26,070	iGate Corp., 9.000%, 05/01/16	28,351
3,645	Interactive Data Corp., 10.250%, 08/01/18	4,046
22,490	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (f) (i)	16,643
15,310	Stream Global Services, Inc., 11.250%, 10/01/14	15,789
520	SunGard Data Systems, Inc., 10.625%, 05/15/15	551
2,395	Unisys Corp., 12.750%, 10/15/14 (e)	2,688

		108,678

	Semiconductors & Semiconductor Equipment — 1.1%
	Advanced Micro Devices, Inc.,
17,640	7.750%, 08/01/20	19,558
13,170	8.125%, 12/15/17	14,454
	Amkor Technology, Inc.,
13,120	6.625%, 06/01/21	13,710
12,550	7.375%, 05/01/18	13,554

SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
	Freescale Semiconductor, Inc.,
22,425	8.050%, 02/01/20	22,201
3,000	9.250%, 04/15/18 (e)	3,300
8,169	10.125%, 03/15/18 (e)	9,129
1,009	10.750%, 08/01/20	1,115
18,478	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	15,660
	NXP B.V./NXP Funding LLC, (Netherlands),
7,600	9.750%, 08/01/18 (e)	8,598
25	VAR, 3.322%, 10/15/13 (e)	25
715	VAR, 3.322%, 10/15/13	715
2,850	STATS ChipPAC Ltd., (Singapore), 7.500%, 08/12/15 (e)	3,078

		125,097

	Software — 0.0% (g)
2,500	Audatex North America, Inc., 6.750%, 06/15/18 (e)	2,603

	Total Information Technology	477,103

	Materials — 8.3%
	Chemicals — 1.8%
11,219	Celanese US Holdings LLC, 6.625%, 10/15/18	12,285
	CF Industries, Inc.,
10,150	6.875%, 05/01/18	11,952
5,085	7.125%, 05/01/20	6,229
21,825	Chemtura Corp., 7.875%, 09/01/18	23,462
12,240	J.M. Huber Corp., 9.875%, 11/01/19 (e)	12,730
	Lyondell Chemical Co.,
11,163	8.000%, 11/01/17	12,475
37,068	11.000%, 05/01/18	40,635
24,800	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21 (e)	27,218
4,185	Momentive Performance Materials, Inc., 12.500%, 06/15/14	4,467
15,110	Omnova Solutions, Inc., 7.875%, 11/01/18	14,052
32,403	PolyOne Corp., 7.375%, 09/15/20	34,914
4,510	Rhodia S.A., (France), 6.875%, 09/15/20 (e)	4,984

		205,403

	Construction Materials — 1.1%
6,728	Cemex Espana Finance LLC, Series A, 8.910%, 02/14/14 (f) (i)	6,224
49,445	Cemex Finance LLC, 9.500%, 12/14/16 (e)	48,703
	Cemex S.A.B. de C.V., (Mexico),
2,350	9.000%, 01/11/18 (e)	2,174

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Construction Materials — Continued
12,000	VAR, 5.579%, 09/30/15 (e)	10,590
13,560	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	14,204
	Vulcan Materials Co.,
11,015	6.500%, 12/01/16	11,676
33,460	7.500%, 06/15/21	37,266

		130,837

	Containers & Packaging — 2.2%
	Ardagh Packaging Finance plc, (Ireland),
8,100	7.375%, 10/15/17 (e)	8,707
10,675	9.125%, 10/15/20 (e)	11,289
3,500	Ardagh Packaging Finance Plc/Ardagh MP Holdings USA Inc, (Ireland), 9.125%, 10/15/20 (e)	3,614
	Ball Corp.,
9,945	5.000%, 03/15/22	10,169
9,450	5.750%, 05/15/21	10,159
4,125	6.750%, 09/15/20	4,599
1,710	7.125%, 09/01/16	1,872
1,650	7.375%, 09/01/19	1,840
	Berry Plastics Corp.,
6,490	8.250%, 11/15/15	6,977
19,243	9.500%, 05/15/18	20,542
10,750	9.750%, 01/15/21	11,503
5,450	VAR, 5.322%, 02/15/15	5,470
1,500	BWAY Holding Co., 10.000%, 06/15/18	1,665
	Constar International, Inc.,
1,853	8.268%, 05/31/15 (f) (i)	1,854
4,322	11.000%, 12/31/17 (f) (i)	4,322
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,953
	Graphic Packaging International, Inc.,
5,200	7.875%, 10/01/18	5,720
4,275	9.500%, 06/15/17	4,756
1,000	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	1,132
	Plastipak Holdings, Inc.,
4,116	8.500%, 12/15/15 (e)	4,239
8,500	10.625%, 08/15/19 (e)	9,605
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
11,100	6.875%, 02/15/21 (e)	11,766
7,633	7.125%, 04/15/19 (e)	8,072
21,801	7.875%, 08/15/19 (e)	23,872
11,540	8.250%, 02/15/21 (e)	11,021

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	141

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Containers & Packaging — Continued
6,600	8.750%, 10/15/16 (e)	7,029
11,125	9.000%, 04/15/19 (e)	11,125
13,525	9.250%, 05/15/18 (e)	13,592
28,704	9.875%, 08/15/19 (e)	29,673
	Rock-Tenn Co.,
2,700	4.450%, 03/01/19 (e)	2,744
2,700	4.900%, 03/01/22 (e)	2,747

		257,628

	Metals & Mining — 1.9%
5,392	AK Steel Corp., 7.625%, 05/15/20	5,426
2,785	Aleris International, Inc., 7.625%, 02/15/18	2,924
	APERAM, (Luxembourg),
5,450	7.375%, 04/01/16 (e)	5,286
6,243	7.750%, 04/01/18 (e)	5,931
8,420	Atkore International, Inc., 9.875%, 01/01/18	8,967
	Commercial Metals Co.,
2,000	6.500%, 07/15/17	2,010
2,595	7.350%, 08/15/18	2,647
1,000	Edgen Murray Corp., 12.250%, 01/15/15	1,020
5,933	Essar Steel Algoma, Inc., (Canada), 9.375%, 03/15/15 (e)	6,111
	FMG Resources August 2006 Pty Ltd., (Australia),
13,188	6.375%, 02/01/16 (e)	13,650
7,537	6.875%, 02/01/18 (e)	7,951
22,462	7.000%, 11/01/15 (e)	23,754
3,875	Gibraltar Industries, Inc., 8.000%, 12/01/15	3,983
2,880	James River Coal Co., 7.875%, 04/01/19	1,944
8,475	JMC Steel Group, 8.250%, 03/15/18 (e)	8,846
10,795	Murray Energy Corp., 10.250%, 10/15/15 (e)	11,011
8,574	Noranda Aluminum Acquisition Corp., PIK, 4.659%, 05/15/15	8,253
	Novelis, Inc., (Canada),
17,820	8.375%, 12/15/17	19,513
8,905	8.750%, 12/15/20	9,929
5,835	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	6,141
4,500	Ryerson, Inc., 12.000%, 11/01/15	4,635
12,525	Severstal Columbus LLC, 10.250%, 02/15/18	13,746
	Steel Dynamics, Inc.,
6,700	7.625%, 03/15/20	7,487
360	7.750%, 04/15/16	375

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — Continued
6,975	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	6,696
9,265	Thompson Creek Metals Co., Inc., (Canada), 7.375%, 06/01/18	8,871
	United States Steel Corp.,
1,075	6.050%, 06/01/17	1,097
5,467	7.000%, 02/01/18	5,672
11,440	7.375%, 04/01/20	11,926
1,047	Wolverine Tube, Inc., 6.000%, 06/28/14 (f) (i)	1,047
6,675	Xinergy Corp., 9.250%, 05/15/19 (e)	4,673

		221,522

	Paper & Forest Products — 1.3%
33,111	AbitibiBowater, Inc., 10.250%, 10/15/18 (e)	37,829
	Abitibi-Consolidated Co. of Canada, (Canada),
8,431	6.000%, 06/20/13 (d)	42
15,841	7.750%, 06/15/11 (d)	79
20,371	8.375%, 04/01/15 (d)	102
	Abitibi-Consolidated, Inc.,
3,880	7.400%, 04/01/18 (d)	19
2,425	7.500%, 04/01/28 (d)	12
680	8.550%, 08/01/10 (d)	3
44,081	8.850%, 08/01/30 (d)	221
17,760	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	18,160
5,250	Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	5,762
	Cascades, Inc., (Canada),
7,757	7.750%, 12/15/17	7,951
5,449	7.875%, 01/15/20	5,503
5,377	Domtar Corp., 10.750%, 06/01/17	6,990
3,800	Georgia-Pacific LLC, 8.250%, 05/01/16 (e)	4,210
4,200	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	4,316
78,532	NewPage Corp., 11.375%, 12/31/14 (d)	47,316
950	P.H. Glatfelter Co., 7.125%, 05/01/16	971
3,200	Potlatch Corp., 7.500%, 11/01/19	3,392
1,100	Sappi Papier Holding GmbH, (Austria), 6.625%, 04/15/21 (e) (f) (i)	1,031
	Smurfit-Stone Container Enterprises, Inc.,
25,818	8.000%, 03/15/17 (d) (f) (i)	549
19,431	8.375%, 07/01/12 (d) (f) (i)	413

		144,871

	Total Materials	960,261

SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Telecommunication Services — 6.0%
	Diversified Telecommunication Services — 2.3%
	Cincinnati Bell, Inc.,
37	7.000%, 02/15/15	37
7,125	8.250%, 10/15/17	7,357
6,061	8.375%, 10/15/20	6,197
4,840	8.750%, 03/15/18	4,610
39,920	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	38,822
	Frontier Communications Corp.,
6,340	7.125%, 03/15/19	6,483
800	8.125%, 10/01/18	862
520	8.250%, 05/01/14	565
3,945	8.250%, 04/15/17	4,261
23,945	8.500%, 04/15/20	25,920
3,945	8.750%, 04/15/22	4,290
7,800	Level 3 Communications, Inc., 11.875%, 02/01/19	8,873
	Level 3 Financing, Inc.,
19,870	8.125%, 07/01/19 (e)	20,814
11,550	8.625%, 07/15/20 (e)	12,330
5,500	8.750%, 02/15/17	5,747
22,220	9.375%, 04/01/19	24,553
14,015	PAETEC Holding Corp., 8.875%, 06/30/17 (m)	15,276
	Qwest Communications International, Inc.,
15,705	7.125%, 04/01/18	16,805
4,115	8.000%, 10/01/15	4,417
	Qwest Corp.,
996	7.625%, 06/15/15 (m)	1,133
1,000	8.375%, 05/01/16	1,171
	Windstream Corp.,
950	7.000%, 03/15/19	983
9,695	7.500%, 06/01/22 (e)	10,446
3,500	7.750%, 10/15/20	3,824
9,000	7.750%, 10/01/21	9,833
13,235	7.875%, 11/01/17	14,923
210	8.125%, 08/01/13	225
10,190	8.125%, 09/01/18	11,158

		261,915

	Wireless Telecommunication Services — 3.7%
6,160	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.750%, 05/01/17 (e)	6,714
	Cricket Communications, Inc.,
6,845	7.750%, 05/15/16	7,290
35,870	7.750%, 10/15/20	35,691

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Wireless Telecommunication Services — Continued
1,370	Crown Castle International Corp., 9.000%, 01/15/15	1,510
3,583	Digicel Ltd., (Bermuda), 7.000%, 02/15/20 (e)	3,619
4,270	iPCS, Inc., VAR, 2.672%, 05/01/13	4,110
	MetroPCS Wireless, Inc.,
29,680	6.625%, 11/15/20	30,570
10,580	7.875%, 09/01/18	11,347
78,745	Nextel Communications, Inc., 7.375%, 08/01/15 (m)	77,761
	NII Capital Corp.,
6,170	7.625%, 04/01/21	6,309
21,080	8.875%, 12/15/19	22,714
7,455	10.000%, 08/15/16	8,498
1,025	SBA Telecommunications, Inc., 8.250%, 08/15/19	1,127
4,300	Sprint Capital Corp., 6.900%, 05/01/19	3,806
	Sprint Nextel Corp.,
67,435	6.000%, 12/01/16 (m)	61,366
5,120	7.000%, 03/01/20 (e)	5,203
5,425	8.375%, 08/15/17	5,317
41,472	9.000%, 11/15/18 (e)	46,241
16,785	9.125%, 03/01/17 (e)	16,869
5,758	11.500%, 11/15/21 (e)	6,276
8,197	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, (Ireland), 7.748%, 02/02/21 (e)	8,164
	VimpelCom Holdings B.V., (Netherlands),
4,550	6.255%, 03/01/17 (e)	4,482
11,900	7.504%, 03/01/22 (e)	11,668
1,300	VAR, 4.576%, 06/29/14 (e)	1,264
	Wind Acquisition Finance S.A., (Luxembourg),
9,025	7.250%, 02/15/18 (e)	8,800
26,735	11.750%, 07/15/17 (e)	27,403
10,880	Wind Acquisition Holdings Finance S.A., PIK, 12.250%, 07/15/17 (e)	9,493

		433,612

	Total Telecommunication Services	695,527

	Utilities — 3.7%
	Electric Utilities — 0.3%
	DPL, Inc.,
12,794	6.500%, 10/15/16 (e)	13,946
6,430	7.250%, 10/15/21 (e)	7,330
1,509	PNM Resources, Inc., 9.250%, 05/15/15	1,724

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	143

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
4,000	Public Service Co. of New Mexico, 7.950%, 05/15/18	4,804

		27,804

	Gas Utilities — 0.1%
	Genesis Energy LP/Genesis Energy Finance Corp.,
4,800	7.875%, 12/15/18 (e)	4,920
9,420	7.875%, 12/15/18	9,703

		14,623

	Independent Power Producers & Energy Traders — 2.6%
	AES Eastern Energy LP,
2,688	9.000%, 01/02/17 (d)	806
28,331	9.670%, 01/02/29 (d)	9,066
8,275	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	8,999
	Calpine Corp.,
10,011	7.250%, 10/15/17 (e)	10,612
45,750	7.500%, 02/15/21 (e)	49,639
6,500	7.875%, 07/31/20 (e)	7,182
19,100	7.875%, 01/15/23 (e)	20,819
	Dynegy Holdings LLC,
12,200	7.125%, 05/15/18 (d)	7,930
3,900	7.500%, 06/01/15 (d)	2,545
48,825	7.750%, 06/01/19 (d)	31,736
151	8.375%, 05/01/16 (d)	99
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d)	24,954
	Edison Mission Energy,
13,102	7.000%, 05/15/17	8,778
58,706	7.200%, 05/15/19 (m)	38,159
646	FPL Energy Wind Funding LLC, 6.876%, 06/27/17 (e)	517
	GenOn Energy, Inc.,
2,600	7.875%, 06/15/17 (m)	2,411
19,285	9.875%, 10/15/20	18,080
	Homer City Funding LLC,
4,717	8.137%, 10/01/19	4,292
8,992	8.734%, 10/01/26	8,093
11,465	Midwest Generation LLC, 8.560%, 01/02/16	11,694
	NRG Energy, Inc.,
9,145	7.625%, 05/15/19	9,053
9,740	7.875%, 05/15/21	9,667
11,050	8.500%, 06/15/19	11,299

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Independent Power Producers & Energy Traders — Continued
2,062		Ormat Funding Corp., 8.250%, 12/30/20 (m)	1,938
13,903		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	3,754

			302,122

		Multi-Utilities — 0.7%
14,006		Energy Future Holdings Corp., 9.750%, 10/15/19	14,426
1,300		Energy Future Intermediate Holding Co. LLC, 9.750%, 10/15/19	1,339
61,540		Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	66,848

			82,613

		Total Utilities	427,162

		Total Corporate Bonds (Cost $8,814,964)	9,180,814

SHARES
Common Stocks — 1.0%
		Consumer Discretionary — 0.3%
		Automobiles — 0.3%
1,318		General Motors Co. (a)	34,306

		Broadcasting & Cable TV — 0.0% (g)
9,055		Adelphia Recovery Trust	23

		Leisure Equipment & Products — 0.0% (g)
458		New True Temper Holdings Corp., Inc. (a) (f) (i)	5,453

		Total Consumer Discretionary	39,782

		Consumer Staples — 0.0%
		Food Products — 0.0%
585		Eurofresh, Inc., ADR (a) (f) (i)	—

		Financials — 0.3%
		Diversified Financial Services — 0.3%
1,967		Capmark Financial Group, Inc. (a)	38,853

		Health Care — 0.0% (g)
		Health Care Providers & Services — 0.0% (g)
—	(h)	Magellan Health Services, Inc. (a)	5

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
2		Quad/Graphics, Inc.	37

SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — Continued
	Information Technology — 0.1%
	Computers & Peripherals — 0.0%
616	Stratus Technologies Bermuda Holdings, Ltd., (Bermuda) (a) (f) (i)	—

	IT Services — 0.0% (g)
92	Unisys Corp. (a)	1,718

	Semiconductors & Semiconductor Equipment — 0.1%
561	Magnachip Semiconductor Corp., (Luxembourg) (a)	6,493

	Total Information Technology	8,211

	Materials — 0.3%
	Chemicals — 0.2%
389	LyondellBasell Industries N.V., (Netherlands), Class A	16,795

	Construction Materials — 0.0% (g)
399	U.S. Concrete, Inc. (a)	1,676

	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., ADR (a) (f) (i)	27

	Metals & Mining — 0.0% (g)
46	Wolverine Tube, Inc., ADR (a) (f) (i)	1,160

	Paper & Forest Products — 0.1%
708	AbitibiBowater, Inc., (Canada) (a)	10,838

	Total Materials	30,496

	Telecommunication Services — 0.0%
	Diversified Telecommunication Services — 0.0%
1	XO Holdings, Inc., (Canada) (a) (f) (i)	—

	Utilities — 0.0% (g)
	Independent Power Producers & Energy Traders — 0.0% (g)
19	GenOn Energy, Inc. (a)	48

	Total Common Stocks (Cost $111,799)	117,432

Preferred Stocks — 0.7%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
342	General Motors Co., 4.750%, 12/01/13	14,609

	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (f) (i)	—	(h)
1	Spanish Broadcasting System, Inc., PIK, 10.750%, 04/02/12 ($1,000 par value)@ (a) (f) (i)	645

		645

	Total Consumer Discretionary	15,254

SHARES	SECURITY DESCRIPTION	VALUE($)

	Consumer Staples — 0.0%
	Food Products — 0.0%
1	Eurofresh, Inc., ADR, 15.000%, 11/18/16 (a) (f) (i)	—

	Financials — 0.6%
	Commercial Banks — 0.2%
95	CoBank ACB, 11.000%, 07/01/13 ($50 par value)@ (e)	5,178
161	CoBank ACB, 11.000%, 10/01/14 ($50 par value)@	8,608
112	CoBank ACB, 7.000%, 04/02/12 ($50 par value)@ (e)	5,432

		19,218

	Consumer Finance — 0.3%
20	Ally Financial, Inc., 7.000%, 04/02/12 ($1,000 par value)@ (e)	17,245
326	Citigroup Capital XIII, VAR, 7.875%, 10/30/40	8,829
226	GMAC Capital Trust I, VAR, 8.125%, 02/15/40	5,306

		31,380

	Diversified Financial Services — 0.0% (g)
5	Bank of America Corp., 7.250%, 04/09/12 ($1,000 par value)@	4.713

	Insurance — 0.1%
10	XLIT Ltd., (Cayman Islands), VAR, 3.687%, 10/29/49	7,213

	Total Financials	62,524

	Information Technology — 0.0%
	Computers & Peripherals — 0.0%
140	Stratus Technologies Bermuda Holdings, Ltd., (Bermuda) (a) (f) (i)	—

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., 11.000% (a) (f) (i)	1,311

	Total Preferred Stocks (Cost $87,259)	79,089

PRINCIPAL AMOUNT($)
Loan Participations & Assignments — 13.0%
	Consumer Discretionary — 5.8%
	Auto Components — 0.2%
	Autoparts Holdings Ltd., Term Loan,
3,229	VAR, 6.500%, 07/29/17	3,237
1,646	VAR, 6.500%, 07/29/17	1,651
8	VAR, 6.500%, 07/29/17	8

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	145

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Auto Components — Continued
4	VAR, 6.500%, 07/29/17	4
19,874	Remy International, Term Loan B, VAR, 6.250%, 12/16/16	19,750
	UCI International, Inc., Term Loan,
2,913	VAR, 5.500%, 07/26/17	2,921
7	VAR, 5.500%, 07/26/17	7

		27,578

	Automobiles — 0.4%
47,729	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17	47,843

	Broadcasting & Cable TV — 0.1%
5,825	Kabel Deutschland, Facility F Loan, VAR, 02/01/19 ^	5,796

	Diversified Consumer Services — 0.3%
887	Realogy Corp., Extended Synthetic Commitments, VAR, 0.094%, 10/10/16	823
21,707	Realogy Corp., Extended Term Loan, VAR, 4.770%, 10/10/16 ^	20,142
140	Realogy Corp., Non-Extended Synthetic Commitments, VAR, 0.094%, 10/10/13	131
8,691	Tishman Speyer Office, Term Loan, VAR, 8.000%, 05/20/12 ^	8,669

		29,765

	Gaming — 1.3%
	Caesars Entertainment Operating Co., Inc., Term B-2 Loan,
55,207	VAR, 3.244%, 01/28/15 ^	51,729
30,994	VAR, 3.244%, 01/28/15	29,042
23,040	CCM Merger, Inc., Term Loan, VAR, 7.000%, 03/01/17	23,011
70	Citycenter Holdings LLC, Term Loan, VAR, 7.500%, 01/21/15	70
	MGM Resorts International, Class B Term Loan, Non-Extending,
2,829	VAR, 7.000%, 02/21/14	2,836
13,846	VAR, 7.000%, 02/21/14	13,881
13,000	MGM Resorts International, Class D Term Loan, Non-Extending, VAR, 7.000%, 02/21/14 ^	13,032
14,950	Mohegan Tribal Gaming Authority, Term Loan, VAR, 03/31/16 ^	14,651

		148,252

	Hotels, Restaurants & Leisure — 0.2%
6,020	Burger King Corp., Tranche B Term Loan, VAR, 4.500%, 10/19/16	5,998
248	Outback (OSI Restaurant), Prefunded Revolving Credit Commitment,, VAR, 2.563%, 06/14/13 ^	242

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Hotels, Restaurants & Leisure — Continued
4,553	Outback (OSI Restaurant), Term Loan B, VAR, 2.563%, 06/14/14 ^	4,443
12,825	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	12,921
2,216	Wendy’s/Arby’s Restaurants LLC, Term Loan, VAR, 5.000%, 05/24/17	2,218

		25,822

	Leisure Equipment & Products — 0.1%
8,030	Eastman Kodak Co., DIP Loan, VAR, 07/20/13 ^	8,128

	Media — 1.9%
8,179	Barrington Broadcasting Group LLC, Tranche 2 Term Loan, VAR, 7.500%, 06/14/17	8,207
17,046	Cengage Learning Acquisitions, Term Loan, VAR, 2.490%, 07/03/14	15,818
49,490	Clear Channel Communications, Inc., Term Loan B, VAR, 3.894%, 01/29/16	40,622
16,901	Cumulus Media, Term Loan, VAR, 5.750%, 09/17/18 ^	16,915
	Entercom Radio, Term Loan,
6,849	VAR, 6.250%, 11/23/18	6,862
113	VAR, 7.250%, 11/23/18	113
3,631	Gray Television, Inc., 1st Lien Term Loan, VAR, 3.770%, 12/31/14	3,587
5,202	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	5,178
5,099	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	5,104
2,425	Hubbard Radio LLC, 2nd Lien Term Loan C, VAR, 8.750%, 04/30/18	2,467
	Media General, Inc., Term Loan,
6,677	VAR, 5.243%, 03/29/13	6,302
1,974	VAR, 5.321%, 03/29/13	1,863
19,464	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	19,374
3,820	Newsday, Fixed Rate Term Loan, VAR, 10.500%, 08/01/13	3,930
3,985	Nielsen Finance LLC, Class B Dollar Term Loan, VAR, 4.007%, 05/02/16	3,998
	R.H. Donnelley, Inc., Exit Term Loan,
2,407	VAR, 9.000%, 10/24/14	922
2,663	VAR, 9.000%, 10/24/14	1,020
11,369	VAR, 9.000%, 10/24/14	4,354
9,065	VAR, 9.000%, 10/24/14	3,472
16,281	Radio One, 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	15,997

SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
		Media — Continued
40,958		Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.494%, 03/31/17 ^	38,035
11,228		Univision Communications, Inc., Initial Term Loan, VAR, 2.244%, 09/29/14	11,049
		Vertis, Inc., 1st Lien Term Loan,
16,631		VAR, 11.750%, 12/21/15	5,793
232		VAR, 11.750%, 12/21/15	81

			221,063

		Specialty Retail — 1.3%
		Academy, Ltd., Initial Term Loan,
—	(h)	VAR, 6.000%, 08/03/18 ^	—	(h)
—	(h)	VAR, 6.000%, 08/03/18 ^	—	(h)
—	(h)	VAR, 6.000%, 08/03/18 ^	—	(h)
—	(h)	VAR, 6.000%, 08/03/18 ^	—	(h)
—	(h)	VAR, 6.000%, 08/03/18 ^	—	(h)
		Claire’s Stores, Term Loan B,
72,700		VAR, 2.994%, 05/29/14	68,862
15,236		VAR, 3.301%, 05/29/14	14,432
40,685		Gymboree, 1st Lien Term Loan, VAR, 5.000%, 02/23/18 ^	38,255
		J. Crew, 1st Lien Term Loan,
6,732		VAR, 4.750%, 03/07/18	6,589
6,905		VAR, 4.750%, 03/07/18	6,759
13,845		VAR, 4.750%, 03/07/18	13,551
		Michael’s Stores, Term B1 Loan,
—	(h)	VAR, 2.875%, 10/31/13 ^	—	(h)
—	(h)	VAR, 2.875%, 10/31/13 ^	—	(h)
—	(h)	VAR, 2.875%, 10/31/13 ^	—	(h)
—	(h)	VAR, 2.875%, 10/31/13 ^	—	(h)

			148,448

		Textiles, Apparel & Luxury Goods — 0.0% (g)
2,239		BCBG Max Azria, 1st Lien Term Loan, VAR, 13.750%, 06/09/15	2,115

		Total Consumer Discretionary	664,810

		Consumer Staples — 1.0%
		Food & Staples Retailing — 0.4%
15,759		Rite Aid Corp., 1st Lien Term Loan 5, VAR, 4.500%, 03/03/18	15,496
		Rite Aid Corp., Tranche 2 Term Loan,
8,467		VAR, 2.000%, 06/04/14	8,244
10,012		VAR, 2.000%, 06/04/14	9,748
9,936		VAR, 2.020%, 06/04/14	9,673

			43,161

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — 0.4%
	Bolthouse Farms, 1st Lien,
8,711	VAR, 5.500%, 02/11/16	8,716
186	VAR, 5.750%, 02/11/16	186
3,787	Del Monte Corp., Term Loan, VAR, 4.500%, 03/08/18	3,714
	Dole Food Co., Inc., Tranche B-2 Term Loan,
471	VAR, 5.000%, 07/08/18	472
471	VAR, 5.000%, 07/08/18	472
471	VAR, 5.000%, 07/08/18	473
471	VAR, 5.000%, 07/08/18	473
471	VAR, 5.000%, 07/08/18	473
471	VAR, 5.000%, 07/08/18	472
126	VAR, 5.000%, 07/08/18	127
	Dole Food Co., Inc., Tranche C-2 Term Loan,
707	VAR, 5.000%, 07/08/18	709
707	VAR, 5.000%, 07/08/18	709
707	VAR, 5.000%, 07/08/18	709
707	VAR, 5.000%, 07/08/18	709
471	VAR, 5.000%, 07/08/18	473
707	VAR, 5.000%, 07/08/18	709
707	VAR, 5.000%, 07/08/18	709
612	VAR, 5.000%, 07/08/18	614
161	VAR, 6.000%, 07/08/18	161
6,180	High Liner Foods, Inc., Term Loan, VAR, 7.000%, 12/19/17	6,188
	Pierre Foods, Inc., 1st Lien Term Loan,
10,276	VAR, 7.000%, 09/30/16	10,276
26	VAR, 7.000%, 09/30/16	26
6,160	Pierre Foods, Inc., 2nd Lien Term Loan, VAR, 11.250%, 09/29/17	6,165

		43,735

	Personal Products — 0.2%
	NBTY, Inc., Term B-1 Loan,
6,826	VAR, 4.250%, 10/01/17	6,823
251	VAR, 4.250%, 10/01/17	251
503	VAR, 4.250%, 10/01/17	503
	Targus, 1st Lien Term Loan,
11	VAR, 11.000%, 05/24/16	11
4,466	VAR, 11.000%, 05/24/16	4,321
16,247	Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	15,580

		27,489

	Total Consumer Staples	114,385

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	147

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
15,741	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	15,708

	Financials — 0.9%
	Capital Markets — 0.2%
19,029	Pinafore LLC/Pinafore, Inc., Term Loan B1, VAR, 4.250%, 09/29/16	19,014

	Consumer Finance — 0.0% (g)
325	Springleaf Financial Funding, Term Loan, VAR, 5.500%, 05/10/17	296

	Diversified Financial Services — 0.5%
	Harland Clarke Holdings Corp., Term Loan B,
6,206	VAR, 2.744%, 06/30/14	5,671
8,859	VAR, 2.744%, 06/30/14	8,095
8,518	VAR, 2.744%, 06/30/14	7,783
7,021	VAR, 2.744%, 06/30/14	6,416
5,147	VAR, 2.744%, 06/30/14	4,703
6,084	VAR, 3.079%, 06/30/14	5,560
3,350	International Lease Finance Corp., Term Loan 1, VAR, 6.750%, 03/17/15	3,356
2,700	Nuveen Investments, Inc., 1st Lien Term Loan, VAR, 7.250%, 05/13/17	2,719
20,650	Ocwen Financial Corp., Term Loan, VAR, 7.000%, 09/01/16	20,650

		64,953

	Insurance — 0.0% (g)
2,061	CNO Financial Group, Inc., B-1 Term Loan, VAR, 6.250%, 09/30/16	2,070
978	USI Holdings Corp., Series C, New Term Loan, VAR, 7.000%, 05/05/14	970

		3,040

	Real Estate Investment Trusts (REITs) — 0.2%
	I-Star, Term Loan A-1,
7,490	VAR, 5.000%, 06/28/13	7,456
12,122	VAR, 5.000%, 06/28/13	12,067

		19,523

	Total Financials	106,826

	Health Care — 0.5%
	Health Care Equipment & Supplies — 0.0% (g)
	Biomet, Inc., Dollar Term Loan,
125	VAR, 3.244%, 03/25/15	124
1,313	VAR, 3.244%, 03/25/15	1,299
2,563	VAR, 3.574%, 03/25/15	2,534

		3,957

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Providers & Services — 0.2%
	Community Health Systems, Inc., Extended Term Loan,
945	VAR, 3.989%, 01/25/17	933
50	VAR, 5.750%, 01/25/17	50
	Community Health Systems, Inc., Non Extended B-1 Term Loan,
575	VAR, 2.494%, 07/25/14	568
720	VAR, 2.739%, 07/25/14	710
316	VAR, 4.500%, 07/25/14	311
83	Community Health Systems, Inc., Non Extended Delay Draw, VAR, 4.500%, 07/25/14	81
3,000	HCA, Inc., Term Loan B-3, VAR, 3.494%, 05/01/18	2,950
5,450	HMA, Term Loan B, VAR, 4.500%, 11/16/18	5,415
995	IASIS Healthcare, 1st Lien Term Loan B, VAR, 5.000%, 05/03/18	989
3,561	inVentiv Health, Inc., Consolidated Term Loan, VAR, 6.500%, 08/04/16	3,423
2,466	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 02/09/17 ^	2,427
7,275	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	7,257

		25,114

	Health Care Technology — 0.0% (g)
	Emdeon Inc., Term Loan B,
287	VAR, 6.750%, 11/02/18	290
45	VAR, 6.750%, 11/02/18	45
65	VAR, 6.750%, 11/02/18	66
454	VAR, 6.750%, 11/02/18	459
1,099	VAR, 6.750%, 11/02/18	1,112

		1,972

	Pharmaceuticals — 0.3%
	Aptalis Pharma, Inc., Term Loan,
1,987	VAR, 5.500%, 02/10/17	1,970
18,431	VAR, 5.500%, 02/10/17	18,275
	Capsugel Holdings, Inc., Term Loan,
4,040	VAR, 5.250%, 08/01/18	4,063
10	VAR, 5.250%, 08/01/18	10
3,625	Catalent Pharma Solutions, Inc., 1st Lien Incremental Term Loan B, VAR, 09/15/17 ^	3,634
2,418	Catalent Pharma Solutions, Inc., Dollar Term Loan, VAR, 4.244%, 09/15/16	2,384

		30,336

	Total Health Care	61,379

SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Industrials — 1.2%
	Aerospace & Defense — 0.1%
7,662	Ducommun, Inc., Term Loan B, VAR, 5.500%, 06/28/17	7,623

	Airlines — 0.1%
10,372	Delta Air Lines, Inc., New Term Loan, VAR, 4.250%, 03/07/16	9,970
1,985	United Airlines, Term Loan B, VAR, 2.250%, 02/01/14	1,929

		11,899

	Building Products — 0.1%
561	Jacuzzi Brands, Inc., 1st Lien Synthetic Credit Facility, VAR, 0.479%, 02/07/14	296
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
6,104	VAR, 2.653%, 02/07/14	3,220
13	VAR, 2.653%, 02/07/14	6
	Nortek, Inc., 1st Lien Term Loan,
11,813	VAR, 5.250%, 04/26/17	11,710
34	VAR, 5.250%, 04/26/17	34
13	VAR, 6.250%, 04/26/17	13

		15,279

	Commercial Services & Supplies — 0.4%
9,075	AZ Chem U.S., Inc., Term Loan, VAR, 7.250%, 12/22/17	9,148
4,129	Baker Corp. International, Term Loan, VAR, 5.000%, 06/01/18	4,123
13,152	Cenveo Corp., Term B Loan, VAR, 6.250%, 12/21/16	13,066
14,377	SCH Group, 1st Lien Term Loan, VAR, 6.625%, 04/28/17	13,029
7,680	SCH Group, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	6,182

		45,548

	Communications Equipment — 0.0% (g)
1,995	Norit Holding B.V., Term Loan, VAR, 6.750%, 07/10/17	1,990

	Industrial Conglomerates — 0.1%
12,726	BOC Edwards, Extended Term Loan, VAR, 5.500%, 05/31/16	12,416
396	BOC Edwards, New Term Loan, VAR, 5.500%, 05/31/16	387

		12,803

	Industrial Machinery — 0.1%
12,801	Intelligrated Inc., Term Loan, VAR, 7.500%, 02/17/17	12,705

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Machinery — 0.2%
	Milacron Holdings, Inc., Term Loan,
17,355	VAR, 7.500%, 05/15/17	17,225
2,100	VAR, 7.500%, 05/15/17	2,084

		19,309

	Road & Rail — 0.1%
	Swift Transportation Co., Term Loan,
2,074	VAR, 6.000%, 12/21/16	2,074
2,649	VAR, 6.000%, 12/21/16	2,649
152	VAR, 6.000%, 12/21/16	153
457	VAR, 6.000%, 12/21/16	457

		5,333

	Total Industrials	132,489

	Information Technology — 1.2%
	Communications Equipment — 0.3%
7,700	Avaya, Inc., Term Loan B-1, VAR, 3.241%, 10/24/14	7,534
15,467	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 4.991%, 10/26/17	14,999
	Syniverse Holdings, Inc., Term Loan B,
2,780	VAR, 5.250%, 12/21/17	2,785
36	VAR, 5.250%, 12/21/17	36
11,471	VAR, 5.250%, 12/21/17	11,491

		36,845

	Computers & Peripherals — 0.0% (g)
	Sealed Air Corp., Term Loan B,
804	VAR, 4.750%, 10/03/18	812
919	VAR, 4.750%, 10/03/18	928
81	Stratus Technologies, Inc., 2nd Lien Term Loan, VAR, 5.250%, 06/30/15 ^	44

		1,784

	Electronic Equipment, Instruments & Components — 0.1%
10,575	CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	10,335
3,696	CDW Corp., Non Extended B-1 Term Loan, VAR, 3.751%, 10/10/14	3,682
1,430	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	1,414

		15,431

	Internet Software & Services — 0.2%
18,693	Go Daddy Group, Inc. (The), Term Loan B, VAR, 7.000%, 12/17/18	18,831
6,732	Softlayer Technologies, Inc., Term Loan, VAR, 7.250%, 11/09/16	6,743

		25,574

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	149

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	IT Services — 0.3%
1,147	CompuCom Systems, Term Loan, VAR, 3.750%, 08/25/14 (f) (i)	1,116
5,273	First Data Corp., Initial Tranche B-1, VAR, 2.994%, 09/24/14 ^	5,041
15,749	First Data Corp., Initial Tranche B3, VAR, 2.994%, 09/24/14 ^	15,056
4,489	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	4,479
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 7.331%, 01/30/17 (f) (i)	4,756

		30,448

	Semiconductors & Semiconductor Equipment — 0.3%
13,713	Freescale Semiconductor, Inc., Extended Maturity Term Loan, VAR, 4.518%, 12/01/16	13,362
11,375	NXP B.V., Term Loan B, VAR, 02/16/19 ^	11,172
	NXP B.V., Tranche A-2 Loan,
20	VAR, 5.500%, 03/04/17	20
7,831	VAR, 5.500%, 03/04/17	7,772

		32,326

	Total Information Technology	142,408

	Materials — 1.1%
	Chemicals — 0.6%
7,925	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 6.329%, 11/15/14	7,905
	HARKO CV, Term Loan B,
3,121	VAR, 5.750%, 08/02/17	3,129
4,186	VAR, 5.750%, 08/02/17	4,196
29,302	Momentive Performance, Tranche B-1B Term Loan, VAR, 3.750%, 05/05/15	28,472
	Nexeo Solutions, Term Loan,
2,659	VAR, 5.000%, 09/08/17 ^	2,618
2,244	VAR, 5.000%, 09/08/17 ^	2,210
2,244	VAR, 5.000%, 09/08/17 ^	2,209
	PolyOne Corp., Term Loan B,
138	VAR, 5.000%, 12/20/17	138
8,113	VAR, 5.000%, 12/20/17	8,124
	Trinseo S.A., 1st Lien Term Loan,
20,050	VAR, 6.000%, 08/02/17	18,079
264	VAR, 6.750%, 08/02/17	238

		77,318

	Containers & Packaging — 0.3%
	BWAY Holding Co., Replacement Term Loan B,
605	VAR, 4.500%, 02/23/18	603

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Containers & Packaging — Continued
33	VAR, 4.500%, 02/23/18	33
	BWAY Holding Co., Replacement Term Loan C,
52	VAR, 4.500%, 02/23/18	51
7	VAR, 4.500%, 02/23/18	7
	Reynolds Group Holdings, Term Loan C,
13,119	VAR, 6.500%, 08/09/18	13,256
178	VAR, 6.500%, 08/09/18	180
	Reynolds Group Holdings, U.S. Term Loan,
5,779	VAR, 6.500%, 02/09/18	5,831
70	VAR, 6.500%, 02/09/18	71
79	VAR, 6.500%, 02/09/18	79
2,989	VAR, 6.500%, 02/09/18	3,016
5,132	VAR, 6.500%, 02/09/18	5,178
41	VAR, 6.500%, 02/09/18	41

		28,346

	Metals & Mining — 0.2%
7,245	American Rock Salt, 1st Lien Term Loan, VAR, 5.500%, 04/25/17	6,733
9,418	Noranda Aluminum, Term B Loan, VAR, 6.750%, 02/24/19 ^	9,424
2,478	Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17 ^	2,466

		18,623

	Total Materials	124,287

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
	Level 3 Communications, Inc., Tranche A Term Loan,
8,679	VAR, 2.504%, 03/13/14	8,535
21,696	VAR, 2.827%, 03/13/14	21,339
12,300	Level 3 Communications, Inc., Tranche B II Term Loan, VAR, 5.750%, 09/01/18	12,385
5,000	Level 3 Financing, Inc., Term Loan B3, VAR, 5.750%, 09/01/18	5,034

	Total Telecommunication Services	47,293

	Utilities — 0.8%
	Independent Power Producers & Energy Traders — 0.8%
7,077	Dynegy Midwest Generation, Inc., Term Loan, VAR, 9.250%, 08/05/16	7,037
19,955	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	20,584
2,151	GenOn Energy, Inc., Term Loan B, VAR, 6.000%, 12/04/17	2,121

SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Loan Participations & Assignments — Continued
	Independent Power Producers & Energy Traders — Continued
47,495	Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan, VAR, 4.757%, 10/10/17	26,493
45,999	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 3.757%, 10/10/14	27,997
5,500	TPF Generation Holdings LLC, 2nd Lien Term Loan, VAR, 4.829%, 12/15/14	5,292

	Total Utilities	89,524

	Total Loan Participations & Assignments (Cost $1,524,277)	1,499,109

NUMBER OF WARRANTS
Warrant — 0.2%
	Consumer Discretionary — 0.2%
	Automobiles — 0.2%
	General Motors Co.,
763	expiring 7/10/16 (Strike Price $10.00) (a)	12,941

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)

	Automobiles — Continued
763	expiring 7/10/19 (Strike Price $18.33) (a)	8,754

	Total Warrants (Cost $27,304)	21,695

SHARES
Short-Term Investments — 4.8%
	Investment Companies — 4.8%
493,230	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% † (b) (l)	493,230
60,002	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.010% (b) (l)	60,002

	Total Short-Term Investments (Cost $553,232)	553,232

	Total Investments — 100.2% (Cost $11,218,524)	11,553,859
	Liabilities in Excess of Other Assets — (0.2)%	(23,261)

	NET ASSETS — 100.0%	$11,530,598

Percentages indicated are based on net assets.

Credit Default Swaps—Sell Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 02/29/12 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
Barclays Bank plc
CDX.NA.HY.17-V.4	5.000% quarterly	12/20/16	5.441%	25,000	$(184)	$2,294
Citibank, N.A.
CDX.NA.HY.17-V.4	5.000% quarterly	12/20/16	5.441%	25,000	(184)	1,972

					$(368)	$4,266

[1]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay any upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	151

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 2.4%
	AH Mortgage Advance Trust, (Cayman Islands),
412	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	411
706	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	707
	Ally Auto Receivables Trust,
98	Series 2010-3, Class A4, 1.550%, 08/17/15	100
195	Series 2010-4, Class A3, 0.910%, 11/17/14	196
750	Series 2010-4, Class A4, 1.350%, 12/15/15	758
992	Series 2011-3, Class A3, 0.970%, 08/17/15	996
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,055
889	Series 2012-1, Class A4, 1.210%, 07/15/16	891
	AmeriCredit Automobile Receivables Trust,
652	Series 2011-3, Class A3, 1.170%, 01/08/16	654
1,992	Series 2011-5, Class A3, 1.550%, 07/08/16	2,009
471	Series 2012-1, Class A3, 1.230%, 09/08/16	472
37	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	37
600	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3, 0.910%, 08/08/13	601
	CNH Equipment Trust,
1,151	Series 2011-A, Class A3, 1.200%, 05/16/16	1,159
1,001	Series 2011-B, Class A3, 0.910%, 08/15/16	1,003
269	CS First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	263
407	Discover Card Master Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	407
	Ford Credit Auto Owner Trust,
724	Series 2011-B, Class A3, 0.840%, 06/15/15	726
1,052	Series 2012-A, Class A3, 0.840%, 08/15/16	1,055
	Honda Auto Receivables Owner Trust,
310	Series 2011-1, Class A4, 1.800%, 04/17/17	316
337	Series 2012-1, Class A4, 0.970%, 04/16/18	337
2,000	Huntington Auto Trust, Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,998
	Hyundai Auto Receivables Trust,
185	Series 2010-B, Class A4, 1.630%, 03/15/17	189
810	Series 2011-B, Class A4, 1.650%, 02/15/17	825
	John Deere Owner Trust,
490	Series 2011-A, Class A3, 1.290%, 01/15/16	494
957	Series 2012-A, Class A3, 0.750%, 03/15/16	957
	Mercedes-Benz Auto Receivables Trust,
10	Series 2010-1, Class A3, 1.420%, 08/15/14	10
682	Series 2011-1, Class A3, 0.850%, 03/16/15	684
916	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4, 1.000%, 07/16/18	915

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,785	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.869%, 10/25/34	2,639
900	Residential Asset Mortgage Products, Inc., Series 2006-RZ1, Class A3, VAR, 0.544%, 03/25/36	767
	Santander Drive Auto Receivables Trust,
998	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	996
822	Series 2012-1, Class A3, 1.490%, 10/15/15	826
773	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	773
250	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.514%, 06/25/35	236
1,276	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	1,279

	Total Asset-Backed Securities (Cost $27,655)	27,741

Collateralized Mortgage Obligations — 37.1%
	Agency CMO — 35.8%
396	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	430
	Federal Home Loan Mortgage Corp. REMICS,
85	Series 1578, Class K, 6.900%, 09/15/23	98
495	Series 2110, Class PG, 6.000%, 01/15/29	534
102	Series 2355, Class BP, 6.000%, 09/15/16	108
169	Series 2391, Class QR, 5.500%, 12/15/16	181
124	Series 2427, Class LW, 6.000%, 03/15/17	133
111	Series 2436, Class MC, 7.000%, 04/15/32	131
146	Series 2441, Class GF, 6.500%, 04/15/32	167
199	Series 2505, Class D, 5.500%, 09/15/32	232
88	Series 2525, Class AM, 4.500%, 04/15/32	98
452	Series 2544, Class KE, 5.500%, 12/15/32	512
806	Series 2557, Class HL, 5.300%, 01/15/33	909
100	Series 2558, Class BD, 5.000%, 01/15/18	107
489	Series 2564, Class NK, 5.000%, 02/15/18	522
500	Series 2575, Class PE, 5.500%, 02/15/33	551
800	Series 2586, Class WG, 4.000%, 03/15/33	865
72	Series 2594, Class JB, 4.500%, 04/15/18	76
400	Series 2594, Class VU, 5.500%, 03/15/21	422
123	Series 2595, Class HJ, 5.000%, 03/15/23	132
1,000	Series 2596, Class QD, 4.000%, 03/15/33	1,062
141	Series 2602, Class BD, 4.000%, 12/15/22	146
1,519	Series 2611, Class KH, 5.000%, 05/15/18	1,629
830	Series 2621, Class QH, 5.000%, 05/15/33	894
805	Series 2624, Class QH, 5.000%, 06/15/33	905

SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,687	Series 2626, Class JC, 5.000%, 06/15/23	1,910
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,421
146	Series 2648, Class BK, 5.000%, 07/15/33	154
148	Series 2649, Class PJ, 3.500%, 06/15/33	155
175	Series 2649, Class QH, 4.500%, 07/15/18	189
227	Series 2649, Class WB, 3.500%, 07/15/23	242
56	Series 2685, Class CF, 4.000%, 11/15/16	56
2,100	Series 2685, Class DT, 5.000%, 10/15/23	2,394
87	Series 2685, Class MB, 4.000%, 03/15/17	87
350	Series 2687, Class JH, 5.000%, 10/15/23	397
400	Series 2692, Class QD, 5.000%, 12/15/22	420
95	Series 2694, Class QG, 4.500%, 01/15/29	96
272	Series 2696, Class DG, 5.500%, 10/15/33	318
100	Series 2698, Class PG, 5.000%, 06/15/32	105
500	Series 2699, Class TC, 4.000%, 11/15/18	536
5,000	Series 2701, Class AC, 5.000%, 11/15/23	5,498
89	Series 2707, Class KJ, 5.000%, 11/15/18	92
150	Series 2709, Class PE, 5.000%, 12/15/22	159
130	Series 2725, Class TA, 4.500%, 12/15/33	143
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,563
344	Series 2744, Class TU, 5.500%, 05/15/32	363
121	Series 2750, Class JB, 4.500%, 02/15/19	125
1,000	Series 2752, Class JB, 4.500%, 02/15/19	1,103
327	Series 2760, Class KT, 4.500%, 09/15/32	348
500	Series 2764, Class TE, 5.000%, 10/15/32	526
1,390	Series 2764, Class UE, 5.000%, 10/15/32	1,503
393	Series 2770, Class EV, 4.500%, 09/15/28	428
400	Series 2772, Class VG, 5.000%, 11/15/22	427
150	Series 2773, Class OC, 5.000%, 04/15/19	171
54	Series 2783, Class AB, 4.000%, 10/15/17	55
43	Series 2788, Class DA, 5.000%, 10/15/22	43
1,967	Series 2804, Class AM, 5.000%, 03/15/34	2,182
342	Series 2827, Class TE, 5.000%, 04/15/33	365
510	Series 2828, Class JE, 4.500%, 07/15/19	553
100	Series 2843, Class BC, 5.000%, 08/15/19	109
6,700	Series 2852, Class NY, 5.000%, 09/15/33	7,374
635	Series 2864, Class NB, 5.500%, 07/15/33	717
584	Series 2875, Class HB, 4.000%, 10/15/19	632
123	Series 2886, Class HE, 5.000%, 01/15/33	129
305	Series 2888, Class CG, 5.000%, 08/15/33	323
390	Series 2890, Class PD, 5.000%, 03/15/33	413
246	Series 2891, Class LD, 5.000%, 08/15/33	258
700	Series 2896, Class VB, 5.000%, 12/15/25	753
180	Series 2898, Class PE, 5.000%, 05/15/33	191
850	Series 2899, Class HB, 4.000%, 12/15/19	925

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
200	Series 2899, Class KB, 4.500%, 03/15/19	208
540	Series 2904, Class PD, 5.500%, 03/15/33	566
500	Series 2910, Class BE, 4.500%, 12/15/19	547
383	Series 2920, Class KT, 4.500%, 01/15/20	425
78	Series 2921, Class MD, 5.000%, 06/15/33	80
285	Series 2928, Class NE, 5.000%, 04/15/33	301
500	Series 2929, Class KG, 4.500%, 02/15/20	550
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,133
197	Series 2948, Class YD, 5.500%, 08/15/33	206
1,000	Series 2957, Class VW, 5.000%, 08/15/24	1,109
1,000	Series 2958, Class ME, 5.500%, 10/15/33	1,071
100	Series 2966, Class XD, 5.500%, 09/15/33	105
520	Series 2968, Class MD, 5.500%, 12/15/33	565
500	Series 2981, Class BC, 4.500%, 05/15/20	552
8,500	Series 2987, Class KG, 5.000%, 12/15/34	9,087
200	Series 2988, Class TY, 5.500%, 06/15/25	221
4,951	Series 2989, Class TG, 5.000%, 06/15/25	5,364
379	Series 2993, Class PM, 4.500%, 05/15/35	399
251	Series 3004, Class HK, 5.500%, 07/15/35	278
195	Series 3017, Class MK, 5.000%, 12/15/34	210
541	Series 3028, Class ME, 5.000%, 02/15/34	589
502	Series 3036, Class TE, 5.500%, 12/15/34	549
2,770	Series 3037, Class ND, 5.000%, 01/15/34	2,987
750	Series 3057, Class LD, 5.000%, 07/15/31	767
449	Series 3057, Class PE, 5.500%, 11/15/34	499
1,000	Series 3059, Class CE, 5.000%, 02/15/34	1,076
85	Series 3059, Class PC, 5.500%, 01/15/32	86
4,000	Series 3062, Class HE, 5.000%, 01/15/34	4,331
1,000	Series 3067, Class PK, 5.500%, 05/15/34	1,084
150	Series 3077, Class TO, PO, 04/15/35	139
500	Series 3078, Class PD, 5.500%, 07/15/34	546
151	Series 3080, Class VB, 5.000%, 06/15/25	167
126	Series 3082, Class PW, 5.500%, 12/15/35	146
4,500	Series 3084, Class BH, 5.500%, 12/15/35	5,286
115	Series 3087, Class JB, 5.500%, 03/15/24	118
500	Series 3087, Class KX, 5.500%, 12/15/25	552
401	Series 3095, Class GB, 5.000%, 04/15/24	411
121	Series 3098, Class KE, 5.500%, 09/15/34	130
3,601	Series 3098, Class KG, 5.500%, 01/15/36	4,235
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,333
64	Series 3115, Class MB, 5.500%, 12/15/20	65
5,500	Series 3117, Class PL, 5.000%, 08/15/34	5,971
276	Series 3121, Class JD, 5.500%, 03/15/26	304
495	Series 3123, Class HT, 5.000%, 03/15/26	555
187	Series 3128, Class BD, 5.000%, 03/15/30	189

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	153

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,775	Series 3128, Class BE, 5.000%, 05/15/33	1,906
420	Series 3130, Class QD, 5.500%, 07/15/34	448
360	Series 3135, Class JC, 6.000%, 08/15/33	379
498	Series 3136, Class CO, PO, 04/15/36	473
500	Series 3145, Class AJ, 5.500%, 04/15/36	556
119	Series 3147, Class YE, 5.500%, 07/15/24	121
1,125	Series 3150, Class EQ, 5.000%, 05/15/26	1,268
100	Series 3151, Class PD, 6.000%, 11/15/34	106
56	Series 3164, Class QV, 6.500%, 03/15/17	58
1,228	Series 3165, Class JD, 5.500%, 08/15/34	1,319
378	Series 3165, Class ND, 5.500%, 10/15/34	393
26	Series 3166, Class GB, 6.000%, 06/15/21	26
1,076	Series 3184, Class PD, 5.500%, 07/15/34	1,133
652	Series 3200, Class PO, PO, 08/15/36	621
617	Series 3204, Class NV, 5.000%, 08/15/17	674
152	Series 3216, Class JA, 5.500%, 11/15/24	153
1,500	Series 3219, Class PD, 6.000%, 11/15/35	1,692
239	Series 3261, Class MA, 5.500%, 01/15/17	249
455	Series 3270, Class AT, 5.500%, 01/15/37	525
87	Series 3272, Class PA, 6.000%, 02/15/37	97
2,000	Series 3289, Class ND, 5.500%, 06/15/35	2,172
7,400	Series 3294, Class DB, 4.500%, 03/15/22	8,164
299	Series 3312, Class LB, 5.500%, 11/15/25	313
750	Series 3334, Class CD, 6.000%, 07/15/34	779
490	Series 3337, Class MD, 5.500%, 06/15/27	540
100	Series 3348, Class HT, 6.000%, 07/15/37	116
1,165	Series 3349, Class HE, 5.500%, 07/15/36	1,308
100	Series 3372, Class BD, 4.500%, 10/15/22	111
265	Series 3414, Class A, 4.500%, 07/15/22	279
485	Series 3476, Class VB, 5.500%, 02/15/27	517
350	Series 3493, Class LA, 4.000%, 10/15/23	380
193	Series 3508, Class PK, 4.000%, 02/15/39	203
222	Series 3513, Class A, 4.500%, 02/15/39	244
545	Series 3521, Class B, 4.000%, 04/15/24	582
250	Series 3544, Class BC, 4.000%, 06/15/24	268
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,683
5,000	Series 3562, Class JC, 4.000%, 08/15/24	5,373
5,000	Series 3563, Class BD, 4.000%, 08/15/24	5,362
175	Series 3563, Class LB, 4.000%, 08/15/29	185
265	Series 3571, Class MY, 4.000%, 09/15/24	289
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,221
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,386
800	Series 3578, Class KB, 4.000%, 09/15/24	860
407	Series 3593, Class PC, 5.000%, 05/15/38	453
3,053	Series 3605, Class NB, 5.500%, 06/15/37	3,420

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
233	Series 3652, Class A, 4.500%, 11/15/24	245
530	Series 3653, Class B, 4.500%, 04/15/30	585
7,134	Series 3653, Class HJ, 5.000%, 04/15/40	7,882
135	Series 3659, Class BD, 5.000%, 01/15/37	148
530	Series 3659, Class VG, 5.000%, 09/15/34	597
1,185	Series 3677, Class KB, 4.500%, 05/15/40	1,308
214	Series 3688, Class GT, VAR, 7.158%, 11/15/46	252
260	Series 3715, Class PC, 4.500%, 08/15/40	287
1,000	Series 3730, Class PL, 4.500%, 01/15/33	1,039
3,033	Series 3740, Class BP, 4.500%, 04/15/38	3,256
894	Series 3747, Class HI, IO, 4.500%, 07/15/37	121
1,826	Series 3747, Class PA, 4.000%, 04/15/38	1,943
445	Series 3755, Class ML, 5.500%, 06/15/29	481
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,348
4,014	Series 3819, Class ZQ, 6.000%, 04/15/36	4,675
1,646	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,910
2,800	Series 3874, Class DW, 3.500%, 06/15/21	3,055
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,727
	Federal National Mortgage Association - ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 07/25/21	1,862
3,593	Series 2011-M4, Class A1, 2.548%, 06/25/21	3,710
	Federal National Mortgage Association REMICS,
789	Series 1997-57, Class PN, 5.000%, 09/18/27	882
512	Series 1999-51, Class PH, 6.000%, 10/25/29	550
539	Series 2001-63, Class TC, 6.000%, 12/25/31	606
1,092	Series 2001-81, Class HE, 6.500%, 01/25/32	1,234
59	Series 2002-24, Class AJ, 6.000%, 04/25/17	64
1,037	Series 2002-75, Class GB, 5.500%, 11/25/32	1,194
335	Series 2002-85, Class PE, 5.500%, 12/25/32	374
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	339
350	Series 2003-21, Class OU, 5.500%, 03/25/33	389
75	Series 2003-22, Class UH, 4.000%, 12/25/32	78
244	Series 2003-23, Class CH, 5.000%, 04/25/33	272
84	Series 2003-28, Class KA, 4.250%, 03/25/22	85
47	Series 2003-32, Class BW, 5.500%, 03/25/32	49
925	Series 2003-41, Class BK, 5.000%, 05/25/18	1,020
400	Series 2003-48, Class TC, 5.000%, 06/25/23	446
569	Series 2003-55, Class HY, 5.000%, 06/25/23	620
913	Series 2003-63, Class YB, 5.000%, 07/25/33	1,026
267	Series 2003-64, Class VC, 5.000%, 03/25/16	274
1,204	Series 2003-69, Class N, 5.000%, 07/25/33	1,342
230	Series 2003-80, Class QG, 5.000%, 08/25/33	270
42	Series 2003-81, Class CB, 4.750%, 09/25/18	43
600	Series 2003-84, Class GE, 4.500%, 09/25/18	652

SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,400	Series 2003-84, Class PG, 5.000%, 03/25/32	1,475
180	Series 2003-85, Class QD, 5.500%, 09/25/33	213
1,154	Series 2003-86, Class VH, 5.500%, 04/25/22	1,246
200	Series 2003-87, Class TJ, 4.500%, 09/25/18	214
97	Series 2003-90, Class LA, 4.250%, 02/25/22	98
318	Series 2003-94, Class CE, 5.000%, 10/25/33	343
41	Series 2003-109, Class BT, 4.500%, 08/25/22	42
173	Series 2003-113, Class KA, 4.500%, 11/25/18	175
5,000	Series 2003-129, Class ME, 5.000%, 08/25/23	5,373
96	Series 2003-131, Class CG, 5.500%, 05/25/33	101
698	Series 2003-134, Class MH, 5.000%, 06/25/33	750
211	Series 2004-30, Class CK, 4.500%, 05/25/19	212
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,163
770	Series 2004-53, Class NC, 5.500%, 07/25/24	823
1,815	Series 2004-70, Class EB, 5.000%, 10/25/24	1,972
148	Series 2004-81, Class HA, 4.250%, 10/25/24	157
51	Series 2004-89, Class MA, 4.250%, 09/25/24	51
212	Series 2004-91, Class VL, 5.000%, 05/25/23	227
1,482	Series 2005-5, Class CK, 5.000%, 01/25/35	1,641
7,593	Series 2005-22, Class HE, 5.000%, 10/25/33	8,122
213	Series 2005-28, Class BC, 5.000%, 03/25/31	216
4,101	Series 2005-29, Class WC, 4.750%, 04/25/35	4,551
1,400	Series 2005-33, Class QD, 5.000%, 01/25/34	1,516
9,225	Series 2005-44, Class PE, 5.000%, 07/25/33	9,862
1,000	Series 2005-46, Class CE, 5.000%, 03/25/24	1,044
100	Series 2005-48, Class TD, 5.500%, 06/25/35	117
865	Series 2005-51, Class ND, 5.500%, 11/25/33	922
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,175
404	Series 2005-58, Class EP, 5.500%, 07/25/35	459
191	Series 2005-62, Class CP, 4.750%, 07/25/35	212
100	Series 2005-68, Class BE, 5.250%, 08/25/35	111
935	Series 2005-68, Class PG, 5.500%, 08/25/35	1,063
336	Series 2005-84, Class TK, 5.250%, 09/25/35	348
894	Series 2005-86, Class AX, 5.500%, 10/25/35	957
690	Series 2005-86, Class WD, 5.000%, 03/25/34	745
211	Series 2005-91, Class DA, 4.500%, 10/25/20	217
558	Series 2005-99, Class AE, 5.500%, 12/25/35	593
580	Series 2005-101, Class ND, 5.000%, 06/25/34	620
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,544
350	Series 2005-110, Class GJ, 5.500%, 11/25/30	362
150	Series 2005-110, Class GL, 5.500%, 12/25/35	177

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
143	Series 2005-110, Class MB, 5.500%, 09/25/35	160
121	Series 2005-116, Class PB, 6.000%, 04/25/34	130
286	Series 2005-121, Class V, 4.500%, 06/25/29	306
216	Series 2006-4, Class MB, 6.000%, 01/25/31	220
950	Series 2006-7, Class TD, 6.000%, 04/25/35	1,071
48	Series 2006-9, Class DB, 5.500%, 07/25/29	49
1,085	Series 2006-22, Class CE, 4.500%, 08/25/23	1,194
212	Series 2006-30, Class GA, 5.500%, 07/25/20	224
500	Series 2006-41, Class MC, 5.500%, 07/25/35	548
5,000	Series 2006-44, Class OG, 5.500%, 12/25/34	5,449
1,695	Series 2006-45, Class NW, 5.500%, 01/25/35	1,863
550	Series 2006-49, Class PA, 6.000%, 06/25/36	620
5,000	Series 2006-53, Class CM, 5.000%, 01/25/35	5,370
949	Series 2006-56, Class PF, VAR, 0.594%, 07/25/36	948
1,135	Series 2006-57, Class PD, 5.500%, 01/25/35	1,242
455	Series 2006-63, Class QE, 5.500%, 11/25/32	468
1,735	Series 2006-65, Class TE, 5.500%, 05/25/35	1,922
355	Series 2006-78, Class AV, 6.500%, 05/25/17	360
170	Series 2006-112, Class QA, 5.500%, 03/25/33	175
59	Series 2006-129, Class PB, 5.500%, 04/25/32	60
198	Series 2007-33, Class HE, 5.500%, 04/25/37	225
6,852	Series 2007-63, Class PC, 5.500%, 07/25/36	7,531
178	Series 2007-65, Class KI, IF, IO, 6.376%, 07/25/37	27
443	Series 2007-68, Class KA, 6.000%, 12/25/33	465
1,000	Series 2007-68, Class PB, 5.500%, 06/25/36	1,087
1,500	Series 2007-71, Class GB, 6.000%, 07/25/37	1,735
1,163	Series 2007-71, Class KP, 5.500%, 07/25/37	1,297
452	Series 2007-75, Class VA, 5.000%, 08/25/18	476
7,200	Series 2007-76, Class PK, 6.000%, 06/25/36	7,901
640	Series 2007-77, Class TC, 5.500%, 09/25/34	675
452	Series 2007-77, Class TD, 5.500%, 01/25/36	504
3,000	Series 2007-80, Class PB, 5.500%, 05/25/34	3,145
288	Series 2007-113, Class DB, 4.500%, 12/25/22	320
600	Series 2008-65, Class CD, 4.500%, 08/25/23	657
1,815	Series 2008-68, Class VB, 6.000%, 03/25/27	1,979
220	Series 2008-68, Class VJ, 5.500%, 07/25/19	236
825	Series 2008-68, Class VK, 5.500%, 03/25/27	917
2,820	Series 2008-68, Class VN, 5.500%, 03/25/27	3,069
4,500	Series 2008-70, Class BY, 4.000%, 08/25/23	4,890
101	Series 2008-74, Class B, 5.500%, 09/25/38	112
32	Series 2008-85, Class EA, 5.000%, 03/25/26	32

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	155

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
136	Series 2008-89, Class AH, 4.500%, 11/25/34	139
323	Series 2009-20, Class AM, 5.500%, 10/25/36	331
220	Series 2009-37, Class KI, IF, IO, 5.756%, 06/25/39	28
390	Series 2009-39, Class LB, 4.500%, 06/25/29	427
4,607	Series 2009-62, Class HJ, 6.000%, 05/25/39	5,070
370	Series 2009-71, Class MB, 4.500%, 09/25/24	406
3,750	Series 2009-71, Class XB, 5.000%, 03/25/38	4,154
529	Series 2009-78, Class J, 5.000%, 09/25/19	576
230	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	33
291	Series 2009-86, Class OT, PO, 10/25/37	272
150	Series 2009-86, Class PC, 5.000%, 03/25/37	161
7,256	Series 2009-92, Class AD, 6.000%, 11/25/39	8,153
400	Series 2009-96, Class CB, 4.000%, 11/25/49	420
675	Series 2009-96, Class DB, 4.000%, 11/25/29	726
1,581	Series 2009-112, Class ST, IF, IO, 6.006%, 01/25/40	198
120	Series 2010-9, Class MD, 5.000%, 02/25/38	134
3,520	Series 2010-10, Class MA, 4.500%, 04/25/34	3,658
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,404
803	Series 2010-35, Class SB, IF, IO, 6.176%, 04/25/40	113
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,658
700	Series 2010-41, Class DC, 4.500%, 05/25/25	780
230	Series 2010-48, Class UB, 5.000%, 06/25/36	248
429	Series 2010-54, Class EA, 4.500%, 06/25/40	462
525	Series 2010-56, Class BD, 5.000%, 12/25/38	580
75	Series 2010-64, Class DM, 5.000%, 06/25/40	81
312	Series 2010-64, Class EH, 5.000%, 10/25/35	330
1,221	Series 2010-71, Class HJ, 5.500%, 07/25/40	1,353
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,476
694	Series 2010-111, Class AE, 5.500%, 04/25/38	736
6,752	Series 2010-135, Class HE, 3.000%, 01/25/21	7,026
1,234	Series 2011-22, Class MA, 6.500%, 04/25/38	1,423
4,612	Series 2011-39, Class ZA, 6.000%, 11/25/32	5,152
2,726	Series 2011-60, Class C, 4.000%, 10/25/39	2,707
3,515	Series 2011-61, Class V, 4.500%, 08/25/22	3,866
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,245
	Federal National Mortgage Association STRIPS,
173	Series 293, Class 1, PO, 12/01/24	163
357	Series 314, Class 1, PO, 07/01/31	337
	Government National Mortgage Association,
139	Series 2002-44, Class JC, 6.000%, 07/20/32	160

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
420	Series 2002-79, Class KL, 5.500%, 11/20/32	494
164	Series 2002-88, Class PH, 5.500%, 12/16/31	174
100	Series 2003-10, Class KJ, 5.500%, 02/20/33	117
364	Series 2003-29, Class PD, 5.500%, 04/16/33	430
1,000	Series 2003-33, Class NE, 5.500%, 04/16/33	1,145
277	Series 2003-40, Class TD, 5.000%, 03/20/33	304
355	Series 2003-65, Class AP, 5.500%, 08/20/33	409
2,000	Series 2003-77, Class TK, 5.000%, 09/16/33	2,287
445	Series 2004-16, Class GC, 5.500%, 02/20/34	526
109	Series 2004-54, Class BG, 5.500%, 07/20/34	125
172	Series 2004-75, Class NG, 5.500%, 09/20/33	185
453	Series 2004-93, Class PD, 5.000%, 11/16/34	527
450	Series 2004-101, Class BE, 5.000%, 11/20/34	521
350	Series 2005-11, Class PL, 5.000%, 02/20/35	405
2,058	Series 2005-26, Class XY, 5.500%, 03/20/35	2,319
982	Series 2005-33, Class AY, 5.500%, 04/16/35	1,123
200	Series 2005-49, Class B, 5.500%, 06/20/35	232
419	Series 2005-51, Class DC, 5.000%, 07/20/35	454
106	Series 2005-56, Class BD, 5.000%, 07/20/35	122
1,033	Series 2006-38, Class SG, IF, IO, 6.405%, 09/20/33	94
182	Series 2007-26, Class SW, IF, IO, 5.955%, 05/20/37	26
526	Series 2007-37, Class LB, 5.500%, 06/16/37	589
320	Series 2007-79, Class BL, 5.750%, 08/20/37	379
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	522
815	Series 2008-9, Class PW, 5.250%, 02/20/38	929
132	Series 2008-23, Class YA, 5.250%, 03/20/38	146
101	Series 2008-30, Class AB, 4.200%, 02/20/37	105
269	Series 2008-31, Class PK, 4.000%, 06/20/36	278
1,994	Series 2008-33, Class PB, 5.500%, 04/20/38	2,232
177	Series 2008-34, Class PG, 5.250%, 04/20/38	207
400	Series 2008-35, Class NF, 5.000%, 04/20/38	462
365	Series 2008-38, Class BE, 5.000%, 07/16/36	414
665	Series 2008-38, Class BG, 5.000%, 05/16/38	771
154	Series 2008-43, Class NB, 5.500%, 05/20/38	181
655	Series 2008-56, Class PX, 5.500%, 06/20/38	765
1,372	Series 2008-58, Class PD, 5.500%, 08/16/37	1,578
1,000	Series 2008-58, Class PE, 5.500%, 07/16/38	1,178
22	Series 2008-62, Class SA, IF, IO, 5.905%, 07/20/38	4
817	Series 2008-76, Class US, IF, IO, 5.654%, 09/20/38	108
785	Series 2008-95, Class DS, IF, IO, 7.054%, 12/20/38	133
1,120	Series 2009-14, Class AG, 4.500%, 03/20/39	1,233

SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
408	Series 2009-15, Class NA, 5.000%, 12/20/38	442
238	Series 2009-61, Class AP, 4.000%, 08/20/39	253
1,862	Series 2009-72, Class SM, IF, IO, 6.002%, 08/16/39	262
1,103	Series 2009-106, Class ST, IF, IO, 5.754%, 02/20/38	165
175	Series 2010-7, Class EA, 5.000%, 06/16/38	197
526	Series 2010-14, Class QP, 6.000%, 12/20/39	570
540	Series 2010-51, Class DA, 5.000%, 01/20/40	546
754	Series 2010-157, Class OP, PO, 12/20/40	664
5,410	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	6,147
299	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	312

		425,377

	Non-Agency CMO — 1.3%
508	Banc of America Mortgage Securities, Inc., Series 2003-3, Class 1A7, 5.500%, 05/25/33	521
337	Citicorp Mortgage Securities, Inc., Series 2004-4, Class A4, 5.500%, 06/25/34	353
	Citigroup Mortgage Loan Trust, Inc.,
160	Series 2003-1, Class 3A4, 5.250%, 09/25/33	169
210	Series 2004-HYB4, Class WA, VAR, 2.780%, 12/25/34	203
2,249	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	2,299
183	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	187
	Credit Suisse Mortgage Capital Certificates,
291	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	297
1,402	Series 2011-7R, Class A1, VAR, 1.494%, 08/28/47 (e)	1,376
167	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	173
915	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	960
1,424	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,489
	JP Morgan Mortgage Trust,
2,678	Series 2006-A2, Class 5A3, VAR, 2.647%, 11/25/33	2,612
409	Series 2007-A1, Class 5A5, VAR, 2.852%, 07/25/35	389

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
755	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.662%, 04/21/34	745
97	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	99
211	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	214
480	PHH Mortgage Capital LLC, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	504
70	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	73
92	Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.000%, 03/25/19	93
50	WaMu Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A1, 5.000%, 07/25/18	52
2,658	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	2,618

		15,426

	Total Collateralized Mortgage Obligations (Cost $435,867)	440,803

Commercial Mortgage-Backed Securities — 1.2%
	Banc of America Commercial Mortgage, Inc.,
200	Series 2005-3, Class AM, 4.727%, 07/10/43	212
50	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	56
200	Series 2006-5, Class A4, 5.414%, 09/10/47	224
1,300	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,401
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	424
50	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	55
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,032
1,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,080
	JP Morgan Chase Commercial Mortgage Securities Corp.,
1,400	Series 2005-CB11, Class AJ, VAR, 5.457%, 08/12/37	1,443
1,000	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,123

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	157

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
1,878	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 03/15/36	1,974
36,425	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.211%, 12/12/49 (e)	467
	Morgan Stanley Capital I,
1,000	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	1,065
61,861	Series 2007-HQ11, Class X, IO, VAR, 0.230%, 02/12/44 (e)	462
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	620
	Morgan Stanley Reremic Trust,
1,500	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	1,536
250	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	250
984	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	997

	Total Commercial Mortgage-Backed Securities (Cost $14,378)	14,421

Corporate Bonds — 21.5%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,225
40	5.000%, 03/30/20	46

		1,271

	Automobiles — 0.1%
	Daimler Finance North America LLC,
584	2.625%, 09/15/16 (e)	598
450	6.500%, 11/15/13	491

		1,089

	Household Durables — 0.0% (g)
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	90

	Media — 1.1%
	CBS Corp.,
30	7.875%, 07/30/30	40
1,100	8.875%, 05/15/19	1,467
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	587
	Comcast Corp.,
400	5.700%, 07/01/19	476
335	5.900%, 03/15/16	390
335	6.500%, 01/15/17	403
550	Cox Communications, Inc., 5.450%, 12/15/14	614
287	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	319

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — Continued
422	Discovery Communications LLC, 4.375%, 06/15/21	468
	News America, Inc.,
30	7.250%, 05/18/18	36
600	7.430%, 10/01/26	704
400	7.600%, 10/11/15	452
200	7.700%, 10/30/25	244
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	531
50	8.250%, 04/01/19	65
3,425	8.750%, 02/14/19	4,530
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	655
	Viacom, Inc.,
75	1.250%, 02/27/15	75
361	3.875%, 12/15/21	380
200	4.500%, 03/01/21	220

		12,656

	Multiline Retail — 0.0% (g)
300	Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	368
175	Nordstrom, Inc., 4.000%, 10/15/21	191

		559

	Total Consumer Discretionary	15,665

	Consumer Staples — 1.1%
	Beverages — 0.2%
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	785
	Coca-Cola Co. (The),
1,000	1.800%, 09/01/16	1,028
400	4.875%, 03/15/19	469
400	PepsiCo, Inc., 0.800%, 08/25/14	402

		2,684

	Food & Staples Retailing — 0.3%
1,100	CVS Caremark Corp., 4.125%, 05/15/21	1,210
	Kroger Co. (The),
92	5.400%, 07/15/40	101
700	6.150%, 01/15/20	864
1,000	6.400%, 08/15/17	1,213

		3,388

	Food Products — 0.4%
	Bunge Ltd. Finance Corp.,
40	5.875%, 05/15/13	42
1,192	8.500%, 06/15/19	1,474

SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Food Products — Continued
	Cargill, Inc.,
400	6.000%, 11/27/17 (e)	474
1,000	7.350%, 03/06/19 (e)	1,257
100	General Mills, Inc., 5.650%, 02/15/19	120
513	Kellogg Co., 3.250%, 05/21/18	539
	Kraft Foods, Inc.,
50	6.500%, 08/11/17	61
425	7.000%, 08/11/37	563

		4,530

	Household Products — 0.2%
200	Kimberly-Clark Corp., 2.400%, 03/01/22	197
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,829

		2,026

	Total Consumer Staples	12,628

	Energy — 1.0%
	Energy Equipment & Services — 0.1%
750	Halliburton Co., 8.750%, 02/15/21	1,045
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	19
233	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	241
	Transocean, Inc., (Cayman Islands),
100	6.500%, 11/15/20	116
460	7.375%, 04/15/18	527

		1,948

	Oil, Gas & Consumable Fuels — 0.9%
50	Anadarko Petroleum Corp., 8.700%, 03/15/19	67
	Apache Corp.,
550	6.000%, 09/15/13	596
400	6.900%, 09/15/18	507
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	957
500	5.900%, 02/01/18	597
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	512
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,550
550	Encana Corp., (Canada), 5.900%, 12/01/17	637
139	Occidental Petroleum Corp., 1.750%, 02/15/17	141
1,000	Petrobras International Finance Co., (Cayman Islands), 3.500%, 02/06/17	1,022
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	47

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Oil, Gas & Consumable Fuels — Continued
1,555	4.300%, 09/22/19	1,795
40	4.375%, 03/25/20	47
1,200	Statoil ASA, (Norway), 3.125%, 08/17/17	1,290
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	244
200	Total Capital International S.A., (France), 2.875%, 02/17/22	204
	Total Capital S.A., (France),
240	2.300%, 03/15/16	250
148	4.125%, 01/28/21	166

		10,629

	Total Energy	12,577

	Financials — 10.1%
	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	84
1,340	4.150%, 02/01/21	1,446
155	4.600%, 01/15/20	173
200	BlackRock, Inc., 6.250%, 09/15/17	236
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
	Credit Suisse USA, Inc.,
80	5.125%, 08/15/15	87
350	5.850%, 08/16/16	391
	Goldman Sachs Group, Inc. (The),
90	3.625%, 02/07/16	90
112	3.700%, 08/01/15	114
196	5.250%, 07/27/21	196
900	5.375%, 03/15/20	922
1,195	6.000%, 06/15/20	1,271
5,150	7.500%, 02/15/19	5,863
1,600	Jefferies Group, Inc., 8.500%, 07/15/19	1,720
	Macquarie Group Ltd., (Australia),
200	7.300%, 08/01/14 (e)	211
800	7.625%, 08/13/19 (e)	825
	Merrill Lynch & Co., Inc.,
600	6.400%, 08/28/17	632
2,000	6.875%, 04/25/18	2,176
	Morgan Stanley,
323	3.450%, 11/02/15	317
50	5.300%, 03/01/13	51
1,000	5.450%, 01/09/17	1,029
331	5.500%, 07/24/20	326
2,500	5.625%, 09/23/19	2,500
510	5.750%, 01/25/21	505

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	159

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
1,400	6.000%, 04/28/15	1,475
1,700	7.300%, 05/13/19	1,835
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	279
300	5.000%, 03/04/15	315
1,900	UBS AG, (Switzerland), 5.750%, 04/25/18	2,098

		27,211

	Commercial Banks — 3.3%
494	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	499
	Bank of Nova Scotia, (Canada),
500	2.550%, 01/12/17	518
400	4.375%, 01/13/21	439
	Barclays Bank plc, (United Kingdom),
250	5.125%, 01/08/20	264
475	5.200%, 07/10/14	505
2,650	6.750%, 05/22/19	3,044
	BB&T Corp.,
705	3.200%, 03/15/16	747
45	3.375%, 09/25/13	46
55	3.850%, 07/27/12	56
60	3.950%, 04/29/16	65
500	5.200%, 12/23/15	552
319	5.700%, 04/30/14	351
	Credit Suisse, (Switzerland),
250	4.375%, 08/05/20	254
1,000	5.400%, 01/14/20	1,005
3,900	6.000%, 02/15/18	4,107
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	512
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	309
1,400	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	1,415
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,479
	HSBC Bank plc, (United Kingdom),
946	1.625%, 07/07/14 (e)	949
523	3.100%, 05/24/16 (e)	535
1,100	4.750%, 01/19/21 (e)	1,175
1,000	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	1,095
900	KeyCorp, 6.500%, 05/14/13	954
	Manufacturers & Traders Trust Co.,
1,000	6.625%, 12/04/17	1,160
700	VAR, 2.081%, 04/01/13	698

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,020
250	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	255
	National City Corp.,
400	4.900%, 01/15/15	439
100	6.875%, 05/15/19	117
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	568
	PNC Funding Corp.,
100	3.000%, 05/19/14	104
50	5.125%, 02/08/20	58
50	5.250%, 11/15/15	56
50	5.625%, 02/01/17	55
725	6.700%, 06/10/19	896
	Rabobank Nederland N.V., (Netherlands),
114	2.125%, 10/13/15	114
553	3.875%, 02/08/22	552
350	4.500%, 01/11/21	367
	SunTrust Banks, Inc.,
800	3.600%, 04/15/16	829
280	5.250%, 11/05/12	288
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	726
1,041	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	1,081
	U.S. Bancorp,
60	2.450%, 07/27/15	62
732	4.125%, 05/24/21	806
	Wachovia Bank N.A.,
500	5.000%, 08/15/15	541
1,000	6.000%, 11/15/17	1,150
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,162
3,895	5.750%, 02/01/18	4,520

		38,499

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	469
	American Express Co.,
200	6.150%, 08/28/17	236
1,820	7.000%, 03/19/18	2,241
1,450	American Honda Finance Corp., 7.625%, 10/01/18 (e)	1,860
2,800	Capital One Bank USA N.A., 8.800%, 07/15/19	3,422
460	HSBC Finance Corp., 5.000%, 06/30/15	487

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Consumer Finance — Continued
250	John Deere Capital Corp., 3.150%, 10/15/21	260
400	PACCAR Financial Corp., 1.550%, 09/29/14	405
1,700	Toyota Motor Credit Corp., 2.000%, 09/15/16	1,731

		11,111

	Diversified Financial Services — 2.7%
	Bank of America Corp.,
360	3.625%, 03/17/16	356
1,050	4.900%, 05/01/13	1,079
865	5.625%, 07/01/20	897
585	5.650%, 05/01/18	607
710	5.700%, 01/24/22	752
600	7.375%, 05/15/14	649
2,600	7.625%, 06/01/19	2,940
800	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15	868
675	Caterpillar Financial Services Corp., 7.150%, 02/15/19	876
	Citigroup, Inc.,
619	4.587%, 12/15/15	656
490	4.750%, 05/19/15	519
829	5.375%, 08/09/20	902
5,400	8.500%, 05/22/19	6,700
131	CME Group, Inc., 5.750%, 02/15/14	143
315	ERAC USA Finance LLC, 4.500%, 08/16/21 (e)	323
	FUEL Trust,
757	3.984%, 06/15/16 (e)	773
240	4.207%, 04/15/16 (e)	246
	General Electric Capital Corp.,
337	2.250%, 11/09/15	347
125	4.375%, 09/16/20	133
6,700	4.625%, 01/07/21	7,276
331	5.300%, 02/11/21	365
1,600	5.500%, 01/08/20	1,826
80	5.625%, 09/15/17	92
850	5.625%, 05/01/18	981
70	5.875%, 01/14/38	78
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,064
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	949

		32,397

	Insurance — 0.7%
500	Aflac, Inc., 8.500%, 05/15/19	651
	Aon Corp.,
621	3.125%, 05/27/16	641
94	3.500%, 09/30/15	98

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Insurance — Continued
1,372	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,399
	Berkshire Hathaway Finance Corp.,
267	2.450%, 12/15/15	279
2,160	5.400%, 05/15/18	2,569
	CNA Financial Corp.,
50	5.850%, 12/15/14	54
860	5.875%, 08/15/20	934
420	6.500%, 08/15/16	471
268	Lincoln National Corp., 4.850%, 06/24/21	286
400	Metropolitan Life Global Funding I, 3.125%, 01/11/16 (e)	410
800	New York Life Global Funding, 5.375%, 09/15/13 (e)	856

		8,648

	Real Estate Investment Trusts (REITs) — 0.1%
272	ERP Operating LP, 4.625%, 12/15/21	291
50	HCP, Inc., 3.750%, 02/01/19	50
200	Simon Property Group LP, 6.125%, 05/30/18	239
700	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	820

		1,400

	Thrifts & Mortgage Finance — 0.0% (g)
400	Countrywide Financial Corp., 6.250%, 05/15/16	402

	Total Financials	119,668

	Health Care — 0.3%
	Biotechnology — 0.1%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,428

	Health Care Providers & Services — 0.2%
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,487
187	UnitedHealth Group, Inc., 3.375%, 11/15/21	197
100	WellPoint, Inc., 2.375%, 02/15/17	101

		1,785

	Total Health Care	3,213

	Industrials — 1.9%
	Aerospace & Defense — 0.4%
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,383
850	Lockheed Martin Corp., 4.250%, 11/15/19	927
325	Northrop Grumman Corp., 5.050%, 08/01/19	364
1,550	United Technologies Corp., 6.125%, 02/01/19	1,918

		4,592

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	161

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Airlines — 0.1%
106	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	105
698	American Airlines 2011-2 Class A Pass-Through Trust, 8.625%, 10/15/21	740
372	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	407
57	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	61
104	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	110

		1,423

	Commercial Services & Supplies — 0.1%
	Pitney Bowes, Inc.,
200	5.000%, 03/15/15	213
100	6.250%, 03/15/19	108
	Waste Management, Inc.,
242	4.600%, 03/01/21	270
150	4.750%, 06/30/20	168

		759

	Construction & Engineering — 0.0% (g)
526	Fluor Corp., 3.375%, 09/15/21	536

	Industrial Conglomerates — 0.2%
784	Danaher Corp., 3.900%, 06/23/21	866
480	Koninklijke Philips Electronics N.V., (Netherlands), 5.750%, 03/11/18	564
1,000	Tyco International Ltd./Tyco International Finance S.A., (Switzerland), 7.000%, 12/15/19	1,244

		2,674

	Machinery — 0.2%
	Caterpillar, Inc.,
900	3.900%, 05/27/21	997
30	7.900%, 12/15/18	41
700	Deere & Co., 4.375%, 10/16/19	807

		1,845

	Road & Rail — 0.9%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	132
2,000	4.100%, 06/01/21	2,151
	CSX Corp.,
3,000	6.250%, 03/15/18	3,603
230	7.375%, 02/01/19	290
	Norfolk Southern Corp.,
829	3.250%, 12/01/21	854
300	7.800%, 05/15/27	426

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Road & Rail — Continued
	Ryder System, Inc.,
290	2.500%, 03/01/17	291
535	3.500%, 06/01/17	558
100	3.600%, 03/01/16	104
	Union Pacific Corp.,
1,931	4.163%, 07/15/22	2,130
142	5.450%, 01/31/13	148

		10,687

	Total Industrials	22,516

	Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
180	4.450%, 01/15/20	209
250	5.500%, 02/22/16	293

		502

	Computers & Peripherals — 0.3%
1,400	Dell, Inc., 4.625%, 04/01/21	1,571
	Hewlett-Packard Co.,
937	4.375%, 09/15/21	988
1,100	4.750%, 06/02/14	1,182
30	6.125%, 03/01/14	33

		3,774

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
350	3.375%, 11/01/15	359
155	6.000%, 04/01/20	169
200	6.875%, 07/01/13	214
500	7.500%, 01/15/27	549

		1,291

	Internet Software & Services — 0.1%
1,250	eBay, Inc., 3.250%, 10/15/20	1,294

	IT Services — 0.1%
	International Business Machines Corp.,
252	1.250%, 02/06/17	251
629	1.950%, 07/22/16	650
40	8.375%, 11/01/19	58

		959

	Office Electronics — 0.1%
1,250	Xerox Corp., 5.625%, 12/15/19	1,378

	Semiconductors & Semiconductor Equipment — 0.1%
651	Intel Corp., 3.300%, 10/01/21	690
837	Texas Instruments, Inc., 2.375%, 05/16/16	880

		1,570

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Software — 0.2%
185	Intuit, Inc., 5.750%, 03/15/17	210
1,500	Microsoft Corp., 4.200%, 06/01/19	1,735
50	Oracle Corp., 6.500%, 04/15/38	67

		2,012

	Total Information Technology	12,780

	Materials — 0.8%
	Chemicals — 0.6%
	Dow Chemical Co. (The),
89	4.250%, 11/15/20	95
325	5.900%, 02/15/15	367
32	8.550%, 05/15/19	43
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	243
1,500	6.000%, 07/15/18	1,872
660	Mosaic Co. (The), 3.750%, 11/15/21	689
650	Potash Corp. of Saskatchewan, Inc., (Canada), 6.500%, 05/15/19	806
	PPG Industries, Inc.,
550	3.600%, 11/15/20	578
50	5.750%, 03/15/13	52
1,325	6.650%, 03/15/18	1,625
25	7.400%, 08/15/19	31
	Praxair, Inc.,
100	4.625%, 03/30/15	111
240	5.200%, 03/15/17	281
400	Union Carbide Corp., 7.500%, 06/01/25	475

		7,268

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	337

	Metals & Mining — 0.2%
650	BHP Billiton Finance USA Ltd., (Australia), 5.500%, 04/01/14	714
172	Nucor Corp., 5.850%, 06/01/18	207
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	40
800	4.125%, 05/20/21	874
120	8.950%, 05/01/14	140

		1,975

	Total Materials	9,580

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
1,500	4.450%, 05/15/21	1,683

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Telecommunication Services — Continued
1,000	5.500%, 02/01/18	1,189
850	5.600%, 05/15/18	1,015
1,200	CenturyLink, Inc., 6.450%, 06/15/21	1,271
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,092
	France Telecom S.A., (France),
525	2.750%, 09/14/16	546
50	8.500%, 03/01/31	73
400	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	412
	Telefonica Emisiones S.A.U., (Spain),
114	5.462%, 02/16/21	115
400	6.221%, 07/03/17	426
	Verizon Communications, Inc.,
1,750	5.500%, 02/15/18	2,078
245	5.550%, 02/15/16	284
2,055	8.750%, 11/01/18	2,829

		13,013

	Wireless Telecommunication Services — 0.1%
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,026
500	Vodafone Group plc, (United Kingdom), 5.625%, 02/27/17	593

		1,619

	Total Telecommunication Services	14,632

	Utilities — 2.7%
	Electric Utilities — 2.0%
800	Appalachian Power Co., 4.600%, 03/30/21	881
800	CenterPoint Energy Houston Electric LLC, 7.000%, 03/01/14	892
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	901
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	250
2,150	Commonwealth Edison Co., 1.625%, 01/15/14	2,185
200	Detroit Edison Co. (The), 3.900%, 06/01/21	218
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,380
50	6.450%, 10/15/32	64
233	Duke Energy Corp., 3.550%, 09/15/21	245
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	172
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	397
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	188

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	163

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Electric Utilities — Continued
3,700	Georgia Power Co., 4.250%, 12/01/19	4,118
263	Great Plains Energy, Inc., 4.850%, 06/01/21	282
25	Indiana Michigan Power Co., 7.000%, 03/15/19	31
1,000	Nevada Power Co., 6.500%, 08/01/18	1,224
40	NextEra Energy Capital Holdings, Inc., 7.875%, 12/15/15	48
100	Nisource Finance Corp., 6.800%, 01/15/19	120
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	380
	Pacific Gas & Electric Co.,
424	3.250%, 09/15/21	437
50	6.050%, 03/01/34	63
200	PacifiCorp, 5.650%, 07/15/18	241
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,724
490	Progress Energy, Inc., 4.400%, 01/15/21	539
74	Public Service Co. of Colorado, 3.200%, 11/15/20	78
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	239
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,060
650	5.500%, 08/15/18	788
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,213
1,500	Southwestern Public Service Co., 8.750%, 12/01/18	2,032
	Spectra Energy Capital LLC,
50	6.200%, 04/15/18	58
70	8.000%, 10/01/19	90
429	Virginia Electric and Power Co., 2.950%, 01/15/22	435

		23,999

	Gas Utilities — 0.2%
939	AGL Capital Corp., 3.500%, 09/15/21	948
380	Atmos Energy Corp., 4.950%, 10/15/14	415
	TransCanada PipeLines Ltd., (Canada),
500	3.800%, 10/01/20	543
300	7.125%, 01/15/19	385

		2,291

	Independent Power Producers & Energy Traders — 0.0% (g)
500	PSEG Power LLC, 4.150%, 09/15/21	527

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — 0.3%
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	591
350	Dominion Resources, Inc., 5.200%, 08/15/19	408
175	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	181
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	8
	Sempra Energy,
500	2.000%, 03/15/14	510
1,400	9.800%, 02/15/19	1,916

		3,614

	Water Utilities — 0.2%
1,700	American Water Capital Corp., 6.085%, 10/15/17	1,991

	Total Utilities	32,422

	Total Corporate Bonds (Cost $246,180)	255,681

Mortgage Pass-Through Securities — 4.6%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
11,236	5.500%, 01/01/24 - 02/01/24	12,203
921	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	1,003
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,263	4.500%, 05/01/41	4,532
768	5.000%, 10/01/33	852
25	6.000%, 12/01/36	28
	Federal National Mortgage Association, 15 Year, Single Family,
331	6.000%, 10/01/19 - 01/01/24	358
	Federal National Mortgage Association, 30 Year, Single Family,
3,678	5.000%, 03/01/36 - 08/01/40	3,974
760	5.500%, 02/01/38	830
2,816	6.000%, 12/01/32 - 04/01/35	3,142
538	6.500%, 10/01/37 - 10/01/38	609
323	7.000%, 04/01/37	374
	Federal National Mortgage Association, Other,
1,500	2.140%, 04/01/19	1,502
1,366	2.490%, 10/01/17	1,416
1,500	3.482%, 11/01/20	1,599
3,500	3.492%, 01/01/18	3,766
1,750	3.590%, 10/01/20	1,888
1,000	3.596%, 12/01/20	1,072
4,977	3.730%, 06/01/18	5,442
1,724	3.810%, 01/01/19	1,882

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
1,290	3.988%, 07/01/21	1,409
1,000	4.260%, 07/01/21	1,118
1,982	4.474%, 04/01/21	2,223
784	4.515%, 02/01/20	883
989	4.794%, 01/01/21	1,124
1,689	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	1,894

	Total Mortgage Pass-Through Securities (Cost $53,489)	55,123

Supranational — 0.1%
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $646)	659

U.S. Government Agency Securities — 19.9%
25,655	Federal Home Loan Bank, 1.750%, 09/11/15	26,450
	Federal Home Loan Mortgage Corp.,
30,000	1.375%, 02/25/14	30,668
5,000	2.125%, 03/23/12	5,006
28,800	2.875%, 02/09/15	30,914
8,700	3.750%, 03/27/19	9,988
20,000	4.500%, 01/15/14	21,600
	Federal National Mortgage Association,
30,000	0.500%, 10/30/12	30,062
11,000	1.000%, 04/04/12	11,009
14,000	1.500%, 06/26/13	14,226

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

12,600	1.625%, 10/26/15	13,011
36,500	5.000%, 02/13/17	43,404

	Total U.S. Government Agency Securities (Cost $232,435)	236,338

U.S. Treasury Obligations — 7.6%
	U.S. Treasury Inflation Indexed Notes,
62,500	0.125%, 01/15/22	64,897
20,000	1.625%, 01/15/18	25,002

	Total U.S. Treasury Obligations (Cost $89,461)	89,899

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
50,241	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% † (b) (l) (m) (Cost $50,241)	50,241

	Total Investments — 98.6% (Cost $1,150,352)	1,170,906
	Other Assets in Excess of Liabilities — 1.4%	17,122

	NET ASSETS — 100.0%	$1,188,028

Percentages indicated are based on net assets.

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/14	$15,000	$383
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	7,000	121
BNP Paribas S.A.	1.970% at termination	CPI-U at termination	01/31/14	47,000	897
BNP Paribas S.A.	2.125% at termination	CPI-U at termination	01/25/15	60,000	939
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	40,000	2,062
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	8,000	143
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/16	120,000	(531)
Deutsche Bank AG, New York	2.625% at termination	CPI-U at termination	06/27/21	25,000	(172)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/16	104,000	(1,181)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/16	75,000	1,186
Royal Bank of Scotland	2.050% at termination	CPI-U at termination	02/16/14	50,000	734
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/15	50,000	641
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/15	77,000	(562)
UBS Warburg	1.840% at termination	CPI-U at termination	06/24/13	25,000	161
UBS Warburg	1.770% at termination	CPI-U at termination	06/27/13	25,000	188
UBS Warburg	2.438% at termination	CPI-U at termination	03/02/16	20,000	2

					$5,011

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	165

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 12.9%
2,770	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.460%, 01/25/34	2,222
1,114	AH Mortgage Advance Trust, (Cayman Islands), Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,111
	AmeriCredit Automobile Receivables Trust,
2,790	Series 2011-1, Class A3, 1.390%, 09/08/15	2,807
1,935	Series 2011-3, Class A3, 1.170%, 01/08/16	1,941
1,910	Ameriquest Mortgage Securities, Inc., Series 2003-7, Class M1, VAR, 1.519%, 08/25/33	1,567
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.824%, 07/25/32	68
1,272	Series 2002-BC6, Class M1, VAR, 1.369%, 08/25/32	804
4,000	Series 2002-BC9, Class M1, VAR, 1.894%, 12/25/32	2,771
	Amresco Residential Securities Mortgage Loan Trust,
256	Series 1997-2, Class M1A, VAR, 0.799%, 06/25/27	235
1,189	Series 1998-1, Class M1A, VAR, 0.889%, 01/25/28	945
1,409	Series 1998-3, Class M1A, VAR, 0.874%, 09/25/28	1,050
1,264	Asset-Backed Securities Corp. Home Equity, Series 2003-HE7, Class M2, VAR, 2.874%, 12/15/33	817
	Bear Stearns Asset-Backed Securities Trust,
2,306	Series 2003-SD1, Class A, VAR, 0.694%, 12/25/33	1,923
9,348	Series 2005-CL1, Class M1, VAR, 0.874%, 09/25/34 (f) (i)	748
2,860	Series 2005-HE1, Class M2, VAR, 1.074%, 01/25/35	2,096
932	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.344%, 05/25/37	844
377	Centex Home Equity, Series 2002-A, Class MV1, VAR, 1.094%, 01/25/32	219
855	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	860
	Countrywide Asset-Backed Certificates,
203	Series 2002-1, Class A, VAR, 0.804%, 08/25/32	124
184	Series 2002-BC1, Class A, VAR, 0.904%, 04/25/32	96
228	Series 2002-BC2, Class A, VAR, 0.784%, 04/25/32	108

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

61	Series 2003-BC2, Class 2A1, VAR, 0.844%, 06/25/33	46
2,131	Series 2003-BC5, Class M1, VAR, 1.294%, 09/25/33	1,018
530	Series 2004-2, Class M4, VAR, 1.744%, 03/25/34	104
517	Series 2004-S1, Class M2, SUB, 5.084%, 02/25/35	415
	Countrywide Home Equity Loan Trust,
1,290	Series 2004-A, Class A, VAR, 0.469%, 04/15/30	958
906	Series 2005-E, Class 2A, VAR, 0.469%, 11/15/35	587
3,847	Series 2005-M, Class A1, VAR, 0.489%, 02/15/36	2,297
	First Franklin Mortgage Loan Asset-Backed Certificates,
204	Series 2002-FF1, Class M1, VAR, 1.294%, 04/25/32	127
1,383	Series 2002-FF4, Class M1, VAR, 1.819%, 02/25/33	456
583	Series 2003-FFH1, Class M2, VAR, 2.869%, 09/25/33	67
703	Series 2004-FF8, Class M4, VAR, 1.850%, 10/25/34	55
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.724%, 09/25/35	682
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.734%, 07/25/35	2,286
579	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.429%, 09/15/30	298
1,500	Harley-Davidson Motorcycle Trust, Series 2009-2, Class A4, 3.320%, 02/15/17	1,517
377	Irwin Home Equity Corp., Series 2004-1, Class 1A1, VAR, 0.884%, 12/25/24	208
40	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	39
352	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.294%, 02/25/34	261
	Morgan Stanley ABS Capital I,
2,370	Series 2003-NC6, Class M1, VAR, 1.444%, 06/25/33	1,837
7,500	Series 2005-WMC4, Class M5, VAR, 0.894%, 04/25/35	4,423
315	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.644%, 11/25/33	207
1,268	Option One Mortgage Loan Trust, Series 2002-4, Class M1, VAR, 1.144%, 07/25/32	1,034

SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
		Park Place Securities, Inc.,
3,075		Series 2004-WHQ2, Class M2, VAR, 0.874%, 02/25/35	2,489
2,500		Series 2005-WHQ3, Class M2, VAR, 0.694%, 06/25/35	1,686
414		Residential Asset Mortgage Products, Inc., Series 2003-RS2, Class AII, VAR, 0.924%, 03/25/33	282
		Residential Asset Securities Corp.,
549		Series 2003-KS4, Class MI2, SUB, 5.010%, 06/25/33	120
133		Series 2005-EMX4, Class A2, VAR, 0.504%, 11/25/35	132
		Residential Funding Mortgage Securities II, Inc.,
558		Series 2001-HI2, Class AI7, SUB, 6.940%, 04/25/26	531
600		Series 2001-HI4, Class A7, SUB, 6.740%, 10/25/26	571
141		Series 2003-HS1, Class AII, VAR, 0.534%, 12/25/32	105
3,175		Santander Drive Auto Receivables Trust, Series 2010-1, Class A3, 1.840%, 11/17/14	3,198
168		Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.944%, 04/25/33	136
175		Structured Asset Securities Corp., Series 2002-HF1, Class A, VAR, 0.824%, 01/25/33	140

		Total Asset-Backed Securities (Cost $78,414)	51,668

Collateralized Mortgage Obligations — 54.2%
		Agency CMO — 31.7%
842		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.711%, 10/25/22	164
		Federal Home Loan Mortgage Corp. REMICS,
21		Series 1071, Class F, VAR, 1.200%, 04/15/21	21
31		Series 1343, Class LA, 8.000%, 08/15/22	38
27		Series 1370, Class JA, VAR, 1.400%, 09/15/22	27
23		Series 1379, Class W, VAR, 1.230%, 10/15/22	24
6		Series 1508, Class KA, VAR, 1.821%, 05/15/23	6
14		Series 1607, Class SA, HB, IF, 20.321%, 10/15/13	14
414		Series 1689, Class M, PO, 03/15/24	386
175		Series 1771, Class PK, 8.000%, 02/15/25	206
325		Series 1974, Class ZA, 7.000%, 07/15/27	381
57		Series 1981, Class Z, 6.000%, 05/15/27	63
—	(h)	Series 2006, Class I, IO, 8.000%, 10/15/12	—	(h)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

223		Series 2033, Class PR, PO, 03/15/24	208
29		Series 2261, Class ZY, 7.500%, 10/15/30	35
11		Series 2289, Class NA, VAR, 11.574%, 05/15/20	12
116		Series 2338, Class FN, VAR, 0.749%, 08/15/28	117
218		Series 2416, Class SA, IF, 15.114%, 02/15/32	295
179		Series 2416, Class SH, IF, 15.508%, 02/17/32	253
52		Series 2477, Class FZ, VAR, 0.799%, 06/15/31	52
2,108		Series 2649, Class FK, VAR, 0.799%, 07/15/33 (m)	2,105
901		Series 2661, Class FG, VAR, 0.699%, 03/15/17	904
1,488		Series 3085, Class VS, HB, IF, 27.726%, 12/15/35	2,401
2,596		Series 3300, Class FA, VAR, 0.549%, 08/15/35 (m)	2,589
6,877		Series 3737, Class DG, 5.000%, 10/15/30	7,466
9,166		Series 3832, Class PL, 5.000%, 08/15/39	10,013
5,490		Series 3841, Class JF, VAR, 0.649%, 10/15/38	5,486
19,198		Series 3860, Class FP, VAR, 0.649%, 06/15/40	19,160
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
100		Series T-51, Class 1APO, PO, 09/25/42	85
1,462		Series T-54, Class 4A, VAR, 3.356%, 02/25/43	1,460
		Federal National Mortgage Association Grantor Trust,
731		Series 2001-T8, Class A1, 7.500%, 07/25/41	807
1,979		Series 2002-T6, Class A4, VAR, 3.264%, 03/25/41	2,036
		Federal National Mortgage Association Interest STRIPS,
1,957		Series 343, Class 23, IO, 4.000%, 10/01/18	123
2,757		Series 343, Class 27, IO, 4.500%, 01/01/19	218
		Federal National Mortgage Association REMICS,
30		Series 1988-15, Class B, VAR, 0.800%, 06/25/18	30
4		Series 1989-77, Class J, 8.750%, 11/25/19	5
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
100		Series 1990-64, Class Z, 10.000%, 06/25/20	117
218		Series 1990-145, Class A, VAR, 1.145%, 12/25/20 (m)	221
136		Series 1991-142, Class PL, 8.000%, 10/25/21	158
144		Series 1991-156, Class F, VAR, 1.550%, 11/25/21	148
—	(h)	Series 1992-91, Class SQ, HB, IF, 9,260.000%, 05/25/22	83
283		Series 1992-112, Class GB, 7.000%, 07/25/22	325
7		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	167

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
111	Series 1992-200, Class FK, VAR, 2.521%, 11/25/22	116
123	Series 1993-27, Class S, IF, 9.376%, 02/25/23	145
249	Series 1993-110, Class H, 6.500%, 05/25/23	289
28	Series 1993-119, Class H, 6.500%, 07/25/23	32
243	Series 1993-146, Class E, PO, 05/25/23	220
110	Series 1993-165, Class FH, VAR, 1.400%, 09/25/23	113
531	Series 1993-179, Class FM, VAR, 2.471%, 10/25/23	553
72	Series 1997-74, Class E, 7.500%, 10/20/27	84
1,234	Series 2001-9, Class F, VAR, 0.496%, 02/17/31	1,234
319	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	71
1,384	Series 2002-77, Class FY, VAR, 0.644%, 12/25/17	1,391
2,318	Series 2003-17, Class FN, VAR, 0.544%, 03/25/18 (m)	2,327
110	Series 2003-21, Class FK, VAR, 0.644%, 03/25/33	111
964	Series 2003-34, Class BS, IF, IO, 7.406%, 05/25/22	21
2,120	Series 2004-17, Class BF, VAR, 0.594%, 01/25/34	2,117
4,150	Series 2006-3, Class SB, IF, IO, 6.456%, 07/25/35	616
15,621	Series 2006-124, Class FC, VAR, 0.594%, 01/25/37	15,568
902	Series 2007-2, Class FA, VAR, 0.444%, 02/25/37	898
17,152	Series 2010-42, Class PD, 4.500%, 07/25/39	17,938
75	Series G92-44, Class ZQ, 8.000%, 07/25/22	85
1,348	Series G94-9, Class PJ, 6.500%, 08/17/24	1,540
	Federal National Mortgage Association Whole Loan,
456	Series 2003-W1, Class 2A, VAR, 7.084%, 12/25/42	533
2,350	Series 2003-W4, Class 5A, VAR, 3.422%, 10/25/42 (m)	2,507
2,515	Series 2003-W15, Class 3A, VAR, 3.881%, 12/25/42 (m)	2,661
313	Series 2004-W2, Class 1A3F, VAR, 0.594%, 02/25/44	311
1,174	Series 2004-W2, Class 4A, VAR, 3.183%, 02/25/44	1,210
2,274	Series 2009-W1, Class A, 6.000%, 12/25/49	2,569
	Government National Mortgage Association,
914	Series 1999-27, Class ZA, 7.500%, 04/17/29	978

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
24	Series 2000-35, Class F, VAR, 0.798%, 12/16/25	24
577	Series 2002-31, Class FC, VAR, 0.494%, 09/26/21	578
1,457	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	69
16,471	Series 2003-59, Class XA, IO, VAR, 1.528%, 06/16/34	571
9,320	Series 2010-166, Class GP, 3.000%, 04/20/39	9,702
849	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.600%, 10/29/20	860

		126,286

	Non-Agency CMO — 22.5%
1,944	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,946
	Banc of America Funding Corp.,
1,276	Series 2005-E, Class 5A1, VAR, 5.059%, 05/20/35	1,171
1,998	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,919
	Banc of America Mortgage Securities, Inc.,
35	Series 2003-5, Class 2A8, VAR, 0.694%, 07/25/18	31
2,335	Series 2004-D, Class 2A2, VAR, 2.881%, 05/25/34	2,041
1,216	Series 2005-10, Class 1A13, 5.500%, 11/25/35	1,204
1,512	Series 2005-A, Class 3A1, VAR, 2.990%, 02/25/35	1,234
839	Bear Stearns Asset-Backed Securities Trust, Series 2004-AC6, Class M1, VAR, 0.914%, 11/25/34	450
461	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, VAR, 0.644%, 08/25/18	420
99	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 1.901%, 11/25/18	99
27	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	26
	Countrywide Alternative Loan Trust,
1,485	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	1,503
1,762	Series 2004-33, Class 3A3, VAR, 2.716%, 12/25/34	842
696	Series 2004-J4, Class 1A6, SUB, 4.900%, 06/25/34	705
	Countrywide Home Loan Mortgage Pass-Through Trust,
711	Series 2002-38, Class A1, 5.000%, 02/25/18	731
1,007	Series 2003-21, Class A1, VAR, 2.801%, 05/25/33	985

SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
549	Series 2004-HYB8, Class 1A1, VAR, 0.596%, 01/20/35	437
715	Series 2005-1, Class 1A2, VAR, 0.594%, 03/25/35	110
	CS First Boston Mortgage Securities Corp.,
13	Series 2002-AR2, Class 1B2, VAR, 3.552%, 02/25/32	1
2,206	Series 2003-AR24, Class 2A4, VAR, 2.676%, 10/25/33	1,971
1,748	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,803
935	Series 2004-AR3, Class 6M1, VAR, 1.344%, 04/25/34	859
694	Series 2005-5, Class 1A1, 5.000%, 07/25/20	709
1,465	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.591%, 02/25/20	1,506
	First Horizon Alternative Mortgage Securities,
116	Series 2005-AA7, Class 1A2, VAR, 2.553%, 09/25/35	1
1,140	Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	1,117
	First Horizon Asset Securities, Inc.,
1,962	Series 2004-AR6, Class 2A1, VAR, 2.628%, 12/25/34	1,838
293	Series 2004-AR7, Class 2A1, VAR, 2.617%, 02/25/35	281
649	Series 2005-6, Class 1A1, 5.500%, 11/25/35	657
	First Republic Mortgage Loan Trust,
130	Series 2000-FRB1, Class B1, VAR, 0.744%, 06/25/30	99
677	Series 2000-FRB2, Class A1, VAR, 0.749%, 11/15/30	626
4,031	GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	4,141
2,512	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	2,551
	Impac CMB Trust,
911	Series 2004-3, Class 3A, VAR, 0.884%, 03/25/34	752
568	Series 2004-6, Class 1A2, VAR, 1.024%, 10/25/34	440
2,285	Series 2005-5, Class A1, VAR, 0.884%, 08/25/35	1,512
1,896	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.519%, 03/25/37	1,277
	JPMorgan Mortgage Trust,
397	Series 2003-A1, Class 1A1, VAR, 2.108%, 10/25/33	401

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
365	Series 2005-A2, Class 5A1, VAR, 4.310%, 04/25/35	366
	MASTR Adjustable Rate Mortgages Trust,
1,844	Series 2003-5, Class 5A1, VAR, 2.349%, 10/25/33	1,835
92	Series 2004-7, Class 6A1, VAR, 0.684%, 08/25/34	92
1,355	Series 2004-13, Class 2A1, VAR, 2.662%, 04/21/34	1,336
3,220	Series 2004-13, Class 3A7B, VAR, 2.110%, 11/21/34	3,123
358	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.644%, 02/25/33	320
	Mellon Residential Funding Corp.,
998	Series 2001-TBC1, Class B1, VAR, 1.129%, 11/15/31	685
217	Series 2002-TBC1, Class B1, VAR, 1.249%, 09/15/30	166
108	Series 2002-TBC1, Class B2, VAR, 1.649%, 09/15/30	80
684	Series 2002-TBC2, Class B1, VAR, 1.099%, 08/15/32	512
169	Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	188
	MLCC Mortgage Investors, Inc.,
1,017	Series 2004-1, Class 2A3, VAR, 2.195%, 12/25/34	917
1,751	Series 2004-D, Class A1, VAR, 0.904%, 08/25/29	1,604
	Morgan Stanley Dean Witter Capital I,
666	Series 2003-HYB1, Class A4, VAR, 1.830%, 03/25/33	570
468	Series 2003-HYB1, Class B1, VAR, 1.830%, 03/25/33	273
	Morgan Stanley Mortgage Loan Trust,
803	Series 2004-5AR, Class 3A3, VAR, 2.435%, 07/25/34	487
4,527	Series 2004-5AR, Class 3A5, VAR, 2.435%, 07/25/34	3,884
1,966	Series 2004-11AR, Class 1A2A, VAR, 0.554%, 01/25/35	1,669
	Nomura Asset Acceptance Corp.,
395	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	389
123	Series 2004-AR1, Class 5A1, VAR, 1.004%, 08/25/34	98
2,123	Series 2004-R3, Class AF, VAR, 0.694%, 02/25/35 (e)	1,651

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	169

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
48	Series 2005-AR1, Class 2A1, VAR, 0.524%, 02/25/35	45
1,862	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 7.098%, 10/25/32	1,851
1,120	Residential Accredit Loans, Inc., Series 2003-QS16, Class A1, 5.000%, 08/25/18	1,139
	Residential Funding Mortgage Securities I,
1,704	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,704
4,500	Series 2005-SA2, Class 2A2, VAR, 3.017%, 06/25/35	3,585
1,321	Series 2006-SA4, Class 2A1, VAR, 3.707%, 11/25/36	921
6	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	7
	Sequoia Mortgage Trust,
175	Series 11, Class A, VAR, 1.146%, 12/20/32	162
350	Series 2003-3, Class A2, VAR, 1.488%, 07/20/33	315
3,126	Series 2004-11, Class A2, VAR, 1.009%, 12/20/34	2,829
	Structured Asset Mortgage Investments, Inc.,
1,757	Series 2002-AR2, Class A3, VAR, 0.746%, 07/19/32	1,223
285	Series 2004-AR1, Class 1A1, VAR, 0.596%, 03/19/34	245
	Structured Asset Securities Corp.,
752	Series 2003-8, Class 2A9, VAR, 0.744%, 04/25/33	724
1,946	Series 2003-40A, Class 4A, VAR, 2.581%, 01/25/34	1,718
	WaMu Mortgage Pass-Through Certificates,
3,737	Series 2004-AR3, Class A1, VAR, 2.549%, 06/25/34	3,679
1,597	Series 2004-AR11, Class A, VAR, 2.490%, 10/25/34	1,523
	Wells Fargo Mortgage-Backed Securities Trust,
512	Series 2003-F, Class A1, VAR, 4.868%, 06/25/33	514
1,455	Series 2003-K, Class 1A2, VAR, 4.430%, 11/25/33	1,502
1,275	Series 2004-2, Class A1, 5.000%, 01/25/19	1,315
669	Series 2004-H, Class A2, VAR, 2.738%, 06/25/34	647
1,679	Series 2005-16, Class A16, 5.750%, 01/25/36	1,684
1,212	Series 2005-AR16, Class 3A2, VAR, 2.666%, 03/25/35	1,147
756	Series 2006-17, Class A1, 5.500%, 11/25/21	766

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,703	Series 2007-3, Class 3A1, 5.500%, 04/25/22	1,780

		89,666

	Total Collateralized Mortgage Obligations (Cost $225,146)	215,952

Commercial Mortgage-Backed Securities — 2.8%
2,000	Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	2,190
	Bayview Commercial Asset Trust,
757	Series 2004-3, Class A2, VAR, 0.664%, 01/25/35 (e)	559
2,679	Series 2005-2A, Class A2, VAR, 0.594%, 08/25/35 (e)	1,853
535	Series 2005-2A, Class M1, VAR, 0.674%, 08/25/35 (e)	306
1,597	Series 2007-2A, Class A2, VAR, 0.564%, 07/25/37 (e)	618
795	Series 2007-2A, Class M4, VAR, 0.894%, 07/25/37 (e)	62
2,371	Series 2007-3, Class A2, VAR, 0.534%, 07/25/37 (e)	984
2,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.204%, 10/15/44	2,214
2,461	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	2,495

	Total Commercial Mortgage-Backed Securities (Cost $15,522)	11,281

Corporate Bonds — 0.5%
	Financials — 0.5%
	Capital Markets — 0.4%
6,355	Lehman Brothers Holdings, Inc., 5.884%, 02/17/15 (d) (f) (i)	1,644

	Consumer Finance — 0.1%
250	SLM Corp., VAR, 5.514%, 01/31/14	255

	Total Corporate Bonds (Cost $6,570)	1,899

Mortgage Pass-Through Securities — 15.5%
	Federal Home Loan Mortgage Corp.,
19	ARM, 2.095%, 12/01/21	19
107	ARM, 2.104%, 07/01/19	112
99	ARM, 2.210%, 01/01/27	104
15	ARM, 2.250%, 06/01/26 (m)	16
38	ARM, 2.292%, 06/01/22	38
64	ARM, 2.320%, 12/01/26	68
690	ARM, 2.339%, 01/01/23	721

SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
30	ARM, 2.340%, 10/01/29	30
64	ARM, 2.356%, 04/01/30	68
1,136	ARM, 2.359%, 04/01/32	1,200
311	ARM, 2.381%, 08/01/27	330
244	ARM, 2.384%, 12/01/27 (m)	258
154	ARM, 2.393%, 07/01/28	163
29	ARM, 2.405%, 11/01/27	30
433	ARM, 2.411%, 07/01/30 (m)	456
27	ARM, 2.438%, 12/01/29	28
114	ARM, 2.442%, 02/01/23	116
50	ARM, 2.450%, 05/01/18	54
263	ARM, 2.461%, 12/01/26	279
418	ARM, 2.622%, 01/01/23 (m)	444
67	ARM, 2.646%, 04/01/24	71
17	ARM, 2.768%, 06/01/25	17
108	ARM, 3.020%, 01/01/30	114
32	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	35
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
11	7.500%, 05/01/28	13
47	8.500%, 07/01/28	57
24	9.000%, 02/01/25	30
	Federal National Mortgage Association,
24	ARM, 1.778%, 04/01/24	24
18	ARM, 1.815%, 06/01/18	18
289	ARM, 1.901%, 11/01/18	295
136	ARM, 1.924%, 07/01/20 (m)	138
71	ARM, 1.925%, 12/01/20	73
54	ARM, 1.926%, 04/01/21	55
49	ARM, 2.050%, 05/01/18	49
1,072	ARM, 2.111%, 05/01/33	1,114
38	ARM, 2.150%, 05/01/30	38
13	ARM, 2.230%, 07/01/25	13
19	ARM, 2.235%, 11/01/21	20
15	ARM, 2.250%, 03/01/17	15
12	ARM, 2.340%, 05/01/29	13
91	ARM, 2.347%, 01/01/31 (m)	97
398	ARM, 2.372%, 09/01/33	422
168	ARM, 2.415%, 09/01/19	178
63	ARM, 2.439%, 06/01/26	67
28	ARM, 2.446%, 03/01/38	30
50	ARM, 2.450%, 05/01/31	50
25	ARM, 2.470%, 12/01/26	26
61	ARM, 2.472%, 11/01/23	63
783	ARM, 2.497%, 01/01/25	832
200	ARM, 2.558%, 08/01/26	213

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

85		ARM, 2.600%, 03/01/29	90
161		ARM, 2.935%, 12/01/28	162
96		ARM, 2.973%, 07/01/27	102
91		ARM, 3.829%, 11/01/30	97
75		ARM, 3.925%, 03/01/15	75
344		ARM, 4.212%, 02/01/34	361
9		ARM, 4.340%, 05/01/20	9
70		ARM, 6.000%, 01/01/20	72
—	(h)	Federal National Mortgage Association, 10 Year, Single Family, 4.500%, 01/01/13	—	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
14,618		4.000%, 02/01/25	15,487
5		6.000%, 08/01/14	5
125		7.000%, 03/01/16 (m)	127
10,016		Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 10/01/23	10,981
		Federal National Mortgage Association, 30 Year, FHA/VA,
27		7.000%, 03/01/27	31
24		8.000%, 11/01/27	29
27		8.500%, 10/01/24	27
12		9.000%, 08/01/25	12
		Federal National Mortgage Association, 30 Year, Single Family,
5,798		5.000%, 12/01/39	6,449
5,647		5.500%, 08/01/40	6,172
4,018		6.000%, 04/01/39	4,454
36		7.250%, 09/01/22	41
159		7.500%, 06/01/23 - 10/01/30	181
9		8.500%, 08/01/17	10
		Federal National Mortgage Association, Other,
30		6.500%, 04/01/16	32
60		12.000%, 11/01/30	68
		Government National Mortgage Association II, 30 Year, Single Family,
61		7.250%, 08/20/22 - 11/20/22	69
91		7.400%, 10/20/21 - 03/20/22	105
23		7.500%, 10/20/23	27
23		7.850%, 12/20/21	23
77		8.000%, 07/20/25 - 08/20/26	93
6,870		Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	7,451
		Government National Mortgage Association, 30 Year, Single Family,
59		7.000%, 06/15/24	68
33		8.000%, 10/15/27	39

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	171

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
29	9.000%, 11/15/24	34
188	9.500%, 07/15/25	221

	Total Mortgage Pass-Through Securities (Cost $59,568)	61,918

SHARES
Short-Term Investment — 14.2%
	Investment Company — 14.2%
56,538	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $56,538)	56,538

	Total Investments — 100.1% (Cost $441,758)	399,256
	Liabilities in Excess of Other Assets — (0.1)%	(566)

	NET ASSETS — 100.0%	$398,690

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 2.7%
1,113	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.424%, 04/25/36	942
	AH Mortgage Advance Trust, (Cayman Islands),
1,894	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	1,888
7,667	Series SART-1, Class A2, 3.370%, 05/10/43 (e)	7,682
3,201	Series SART-2, Class A1, 3.270%, 09/15/43 (e)	3,206
1,000	Series SART-2, Class B1, 6.900%, 09/15/43 (e)	1,010
2,824	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	2,830
5,119	Series SART-3, Class 1A2, 3.720%, 03/13/44 (e)	5,135
558	Arch Bay Asset-Backed Securities, Series 2010-2, Class A, VAR, 4.125%, 04/25/57 (e)	556
1,793	Asset-Backed Funding Certificates, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,649
344	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.614%, 04/25/36	268
	Chase Funding Mortgage Loan Asset-Backed Certificates,
2,275	Series 2002-3, Class 1A5, SUB, 5.407%, 06/25/32	2,225
1,291	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,241
1,378	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,301
	Citigroup Mortgage Loan Trust, Inc.,
271	Series 2003-HE3, Class A, VAR, 0.624%, 12/25/33	235
1,735	Series 2004-HE1, Class A, VAR, 0.574%, 09/25/33 (e)	1,614
2,415	Series 2011-5, Class 1A1, VAR, 0.434%, 02/25/46 (e) (f) (i)	2,202
122	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 4.748%, 01/25/36	68
333	Federal National Mortgage Association Whole Loan, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	364
174	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.344%, 12/25/36	163
3,832	Fortress Opportunities Residential Transaction, Series 2011-1A, Class A1, VAR, 7.211%, 10/25/47 (e)	3,846

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Freedom Trust,
1,042	Series 2011-1, Class A13, VAR, 0.435%, 11/30/37 (e) (f) (i)	985
1,799	Series 2011-2, Class A11, VAR, 6.809%, 08/01/46 (e)	1,802
	HSBC Home Equity Loan Trust,
411	Series 2005-2, Class A1, VAR, 0.515%, 01/20/35	384
546	Series 2006-1, Class A1, VAR, 0.406%, 01/20/36	495
395	Series 2006-2, Class A1, VAR, 0.395%, 03/20/36	364
611	Series 2007-1, Class AS, VAR, 0.446%, 03/20/36	522
1,625	Series 2007-3, Class APT, VAR, 1.446%, 11/20/36	1,432
323	Indymac Residential Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.444%, 03/25/36	179
3,208	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.594%, 07/25/34 (e)	3,070
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.994%, 02/25/34	1,619
355	Series 2006-8, Class 2A2, VAR, 0.334%, 09/25/36	104
593	Series 2006-WL2, Class 2A3, VAR, 0.444%, 01/25/36	447
	Madison Avenue Manufactured Housing Contract,
183,261	Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,647
1,684	Series 2002-A, Class M2, VAR, 2.494%, 03/25/32	1,499
	Mid-State Trust,
1,679	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,719
508	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	512
1,327	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.607%, 12/07/20	1,332
700	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.303%, 11/25/33	667
738	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	746
2,387	Park Place Securities, Inc., Series 2004-MCW1, Class M1, VAR, 0.869%, 10/25/34	2,262
	PennyMac Loan Trust,
960	Series 2010-NPL1, Class M1, VAR, 5.000%, 05/25/50 (e)	946

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	173

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
2,300	Series 2011-NPL1, Class A, VAR, 5.250%, 09/25/51 (e) (f) (i)	2,305
	Real Estate Asset Trust,
623	Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (f) (i)	623
3,541	Series 2012-1A, Class A1, 4.950%, 02/25/32 (e) (f) (i)	3,541
429	Series 2012-1A, Class A2, 7.140%, 02/25/32 (e) (f) (i)	429
500	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	204
	Residential Asset Mortgage Products, Inc.,
999	Series 2004-RS6, Class AI4, VAR, 5.457%, 05/25/32	992
306	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	290
1,200	Series 2005-EFC5, Class A3, VAR, 0.584%, 10/25/35	1,023
4,000	Series 2006-RZ1, Class A3, VAR, 0.544%, 03/25/36	3,410
1,500	Residential Asset Securities Corp., Series 2005-KS9, Class A3, VAR, 0.614%, 10/25/35	1,436
2,629	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (f) (i)	2,628
292	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	247
1,159	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,159
1,000	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.514%, 06/25/35	943
	Structured Asset Securities Corp.,
724	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	734
640	Series 2002-AL1, Class A2, 3.450%, 02/25/32	584
2,112	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,907

	Total Asset-Backed Securities (Cost $85,059)	83,613

Collateralized Mortgage Obligations — 59.4%
	Agency CMO — 40.1%
1,590	Federal Home Loan Bank, Series 9M-2012, Class A, 4.720%, 09/20/12	1,624
1,788	Federal Home Loan Bank System, Series 2000-1067, Class 1, 5.300%, 06/15/12	1,802

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
		Federal Home Loan Mortgage Corp. REMICS,
24		Series 11, Class D, 9.500%, 07/15/19	26
15		Series 22, Class C, 9.500%, 04/15/20	16
21		Series 23, Class F, 9.600%, 04/15/20	23
13		Series 30, Class D, 9.500%, 02/15/20	14
—	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	1
7		Series 47, Class F, 10.000%, 06/15/20	8
76		Series 77, Class H, 8.500%, 09/15/20	85
3		Series 81, Class A, 8.125%, 11/15/20	3
7		Series 84, Class F, 9.200%, 10/15/20	8
7		Series 99, Class Z, 9.500%, 01/15/21	8
—	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
—	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	1
—	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	1
—	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	8
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	2
5		Series 1065, Class J, 9.000%, 04/15/21	6
9		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	18
—	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	1
6		Series 1084, Class F, VAR, 1.200%, 05/15/21	6
4		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	8
6		Series 1133, Class H, 7.000%, 09/15/21	7
18		Series 1144, Class KB, 8.500%, 09/15/21	20
—	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	7
45		Series 1343, Class LA, 8.000%, 08/15/22	54
22		Series 1343, Class LB, 7.500%, 08/15/22	27
75		Series 1374, Class Z, 7.000%, 10/15/22	86
21		Series 1395, Class G, 6.000%, 10/15/22	24
185		Series 1401, Class J, 7.000%, 10/15/22	211
275		Series 1466, Class PZ, 7.500%, 02/15/23	319
8		Series 1470, Class F, VAR, 2.221%, 02/15/23	8
8		Series 1505, Class QB, HB, IF, 20.183%, 05/15/23	13
79		Series 1518, Class G, IF, 8.819%, 05/15/23	88
62		Series 1526, Class L, 6.500%, 06/15/23	64
11		Series 1540, Class IA, 7.000%, 06/15/13	11

SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
87	Series 1541, Class O, VAR, 1.180%, 07/15/23	89
814	Series 1552, Class IA, IF, 17.745%, 08/15/23	1,141
21	Series 1570, Class F, VAR, 2.721%, 08/15/23	22
52	Series 1570, Class SA, HB, IF, 22.110%, 08/15/23	81
221	Series 1578, Class K, 6.900%, 09/15/23	254
25	Series 1578, Class V, IO, 7.000%, 09/15/23	5
509	Series 1591, Class PV, 6.250%, 10/15/23	531
53	Series 1596, Class D, 6.500%, 10/15/13	54
15	Series 1602, Class SA, HB, IF, 21.937%, 10/15/23	28
130	Series 1609, Class LG, IF, 16.792%, 11/15/23	153
646	Series 1628, Class LZ, 6.500%, 12/15/23	722
595	Series 1638, Class H, 6.500%, 12/15/23	677
749	Series 1644, Class K, 6.750%, 12/15/23	768
759	Series 1658, Class GZ, 7.000%, 01/15/24	882
6	Series 1671, Class QC, IF, 10.000%, 02/15/24	8
314	Series 1677, Class Z, 7.500%, 07/15/23	367
10	Series 1686, Class SH, IF, 18.675%, 02/15/24	16
19	Series 1688, Class W, 7.250%, 03/15/14	19
283	Series 1695, Class EB, 7.000%, 03/15/24	329
37	Series 1699, Class FC, VAR, 0.850%, 03/15/24	37
50	Series 1745, Class D, 7.500%, 08/15/24	59
1,133	Series 1760, Class ZD, VAR, 1.460%, 02/15/24	1,179
119	Series 1798, Class F, 5.000%, 05/15/23	132
7	Series 1807, Class G, 9.000%, 10/15/20	8
1,044	Series 1813, Class I, PO, 11/15/23	978
4,036	Series 1813, Class J, IF, IO, 5.750%, 11/15/23	545
229	Series 1829, Class ZB, 6.500%, 03/15/26	257
8	Series 1844, Class E, 6.500%, 10/15/13	8
404	Series 1863, Class Z, 6.500%, 07/15/26	454
6	Series 1865, Class D, PO, 02/15/24	5
120	Series 1899, Class ZE, 8.000%, 09/15/26	142
104	Series 1963, Class Z, 7.500%, 01/15/27	123
34	Series 1985, Class PR, IO, 8.000%, 07/15/27	9
48	Series 1987, Class PE, 7.500%, 09/15/27	57
5	Series 2025, Class PE, 6.300%, 01/15/13	5
434	Series 2033, Class J, 5.600%, 06/15/23	476
23	Series 2033, Class SN, HB, IF, 25.948%, 03/15/24	16
30	Series 2038, Class PN, IO, 7.000%, 03/15/28	5
267	Series 2040, Class PE, 7.500%, 03/15/28	317
36	Series 2042, Class T, 7.000%, 03/15/28	42
40	Series 2055, Class OE, 6.500%, 05/15/13	40

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
109	Series 2060, Class Z, 6.500%, 05/15/28	125
278	Series 2061, Class DC, IO, 6.500%, 06/15/28	53
21,359	Series 2065, Class PX, IO, 0.750%, 08/17/27	448
676	Series 2075, Class PH, 6.500%, 08/15/28	770
136	Series 2086, Class GB, 6.000%, 09/15/28	140
47	Series 2089, Class PJ, IO, 7.000%, 10/15/28	8
202	Series 2102, Class TC, 6.000%, 12/15/13 (m)	208
131	Series 2102, Class TU, 6.000%, 12/15/13 (m)	136
528	Series 2110, Class PG, 6.000%, 01/15/29	569
504	Series 2111, Class SB, IF, IO, 7.252%, 01/15/29	106
122	Series 2115, Class PE, 6.000%, 01/15/14	123
184	Series 2125, Class JZ, 6.000%, 02/15/29	193
418	Series 2130, Class QS, 6.000%, 03/15/29	468
76	Series 2132, Class SB, HB, IF, 29.390%, 03/15/29	133
113	Series 2132, Class ZL, 6.500%, 03/15/29	122
5	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
16	Series 2141, Class IO, IO, 7.000%, 04/15/29	3
40	Series 2163, Class PC, IO, 7.500%, 06/15/29	9
86	Series 2178, Class PB, 7.000%, 08/15/29	101
134	Series 2201, Class C, 8.000%, 11/15/29	160
419	Series 2209, Class TC, 8.000%, 01/15/30	499
222	Series 2210, Class Z, 8.000%, 01/15/30	268
83	Series 2224, Class CB, 8.000%, 03/15/30	100
51	Series 2247, Class Z, 7.500%, 08/15/30	60
282	Series 2254, Class Z, 9.000%, 09/15/30	340
237	Series 2256, Class MC, 7.250%, 09/15/30	281
378	Series 2259, Class ZM, 7.000%, 10/15/30	447
419	Series 2271, Class PC, 7.250%, 12/15/30	496
322	Series 2283, Class K, 6.500%, 12/15/23	363
117	Series 2296, Class PD, 7.000%, 03/15/31	138
81	Series 2301, Class PA, 6.000%, 10/15/13	83
1,626	Series 2303, Class ZD, 7.000%, 04/15/31	1,728
969	Series 2303, Class ZN, 8.500%, 04/15/29	1,042
54	Series 2306, Class K, PO, 05/15/24	50
135	Series 2306, Class SE, IF, IO, 8.640%, 05/15/24	30
427	Series 2344, Class QG, 6.000%, 08/15/16	454
917	Series 2344, Class ZD, 6.500%, 08/15/31	1,002
105	Series 2344, Class ZJ, 6.500%, 08/15/31	115
65	Series 2345, Class NE, 6.500%, 08/15/31	68
203	Series 2347, Class VP, 6.500%, 03/15/20	203
171	Series 2353, Class TD, 6.000%, 09/15/16	179
177	Series 2355, Class BP, 6.000%, 09/15/16	187

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	175

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
136	Series 2358, Class PD, 6.000%, 09/15/16	145
289	Series 2359, Class PM, 6.000%, 09/15/16	299
409	Series 2359, Class ZB, 8.500%, 06/15/31	478
310	Series 2360, Class PG, 6.000%, 09/15/16	331
87	Series 2363, Class PF, 6.000%, 09/15/16	92
163	Series 2366, Class MD, 6.000%, 10/15/16	174
1,851	Series 2367, Class ZK, 6.000%, 10/15/31	2,082
57	Series 2368, Class AS, HB, IF, 20.284%, 10/15/31	83
117	Series 2368, Class TG, 6.000%, 10/15/16	124
71	Series 2372, Class F, VAR, 0.748%, 10/15/31	71
77	Series 2383, Class FD, VAR, 0.748%, 11/15/31	77
122	Series 2388, Class UZ, 8.500%, 06/15/31	144
744	Series 2391, Class QR, 5.500%, 12/15/16	795
79	Series 2394, Class MC, 6.000%, 12/15/16	84
1,189	Series 2399, Class TH, 6.500%, 01/15/32	1,301
213	Series 2410, Class OE, 6.375%, 02/15/32	234
258	Series 2410, Class QS, IF, 18.854%, 02/15/32	386
145	Series 2410, Class QX, IF, IO, 8.402%, 02/15/32	36
217	Series 2423, Class MC, 7.000%, 03/15/32	257
277	Series 2423, Class MT, 7.000%, 03/15/32	311
206	Series 2425, Class OB, 6.000%, 03/15/17	221
3,420	Series 2431, Class F, VAR, 0.748%, 03/15/32	3,441
538	Series 2433, Class SA, HB, IF, 20.284%, 02/15/32	853
339	Series 2434, Class TC, 7.000%, 04/15/32	388
576	Series 2436, Class MC, 7.000%, 04/15/32	677
191	Series 2444, Class ES, IF, IO, 7.702%, 03/15/32	39
198	Series 2450, Class GZ, 7.000%, 05/15/32	235
217	Series 2450, Class SW, IF, IO, 7.751%, 03/15/32	44
389	Series 2458, Class QE, 5.500%, 06/15/17	415
518	Series 2462, Class NB, 6.500%, 06/15/22	575
996	Series 2464, Class FE, VAR, 1.248%, 03/15/32	1,006
62	Series 2470, Class SL, IF, 9.000%, 01/15/27	70
268	Series 2474, Class SJ, IF, IO, 7.401%, 07/15/17	24
3,215	Series 2494, Class SX, IF, IO, 6.752%, 02/15/32	587
1,033	Series 2513, Class ZC, 5.500%, 10/15/32	1,128
175	Series 2515, Class DE, 4.000%, 03/15/32	179
1,134	Series 2517, Class Z, 5.500%, 10/15/32	1,261

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
670	Series 2533, Class HB, 5.500%, 12/15/17	724
309	Series 2535, Class BK, 5.500%, 12/15/22	339
1,092	Series 2549, Class ZG, 5.000%, 01/15/18	1,134
2,330	Series 2557, Class HL, 5.300%, 01/15/33	2,625
10,000	Series 2568, Class KG, 5.500%, 02/15/23	10,932
137	Series 2571, Class SK, HB, IF, 33.428%, 09/15/23	251
1,061	Series 2574, Class HP, 5.000%, 02/15/18	1,134
936	Series 2586, Class WI, IO, 6.500%, 03/15/33	173
447	Series 2587, Class CO, PO, 03/15/32	445
1,296	Series 2590, Class IP, IO, 5.500%, 08/15/31	30
1,293	Series 2591, Class QO, 4.500%, 03/15/18	1,378
356	Series 2594, Class DJ, 4.250%, 10/15/30	359
26	Series 2597, Class DS, IF, IO, 7.301%, 02/15/33	1
34	Series 2599, Class DS, IF, IO, 6.752%, 02/15/33	1
60	Series 2610, Class DS, IF, IO, 6.851%, 03/15/33	1
2,016	Series 2610, Class DZ, 5.500%, 05/15/33	2,265
296	Series 2611, Class SQ, IF, 12.503%, 05/15/33	335
749	Series 2611, Class UH, 4.500%, 05/15/18	791
1,834	Series 2617, Class GR, 4.500%, 05/15/18	1,954
2,037	Series 2626, Class NS, IF, IO, 6.302%, 06/15/23	149
2,482	Series 2627, Class GY, 4.500%, 06/15/18	2,646
1,542	Series 2631, Class LC, 4.500%, 06/15/18	1,648
199	Series 2631, Class SA, IF, 14.394%, 06/15/33	247
802	Series 2637, Class SA, IF, IO, 5.852%, 06/15/18	85
374	Series 2640, Class UG, IO, 5.000%, 01/15/32	20
940	Series 2640, Class UP, IO, 5.000%, 01/15/32	47
7	Series 2640, Class UR, IO, 4.500%, 08/15/17	—	(h)
1,975	Series 2641, Class WI, IO, 5.000%, 01/15/33	208
809	Series 2649, Class IG, IO, 5.000%, 11/15/31	39
923	Series 2650, Class PO, PO, 12/15/32	876
1,562	Series 2650, Class SO, PO, 12/15/32	1,482
264	Series 2657, Class MD, 5.000%, 12/15/20	266
374	Series 2671, Class S, IF, 14.303%, 09/15/33	464
1,036	Series 2672, Class ME, 5.000%, 11/15/22	1,096
6,015	Series 2675, Class CK, 4.000%, 09/15/18 (m)	6,377
7,000	Series 2677, Class LE, 4.500%, 09/15/18	7,656
409	Series 2682, Class YS, IF, 8.598%, 10/15/33	406
10,732	Series 2684, Class PO, PO, 01/15/33	10,513
103	Series 2686, Class NS, IF, IO, 7.351%, 10/15/21	1

SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
355	Series 2690, Class SJ, IF, 8.777%, 10/15/33	355
158	Series 2691, Class WS, IF, 8.627%, 10/15/33	158
707	Series 2692, Class SC, IF, 12.790%, 07/15/33	829
149	Series 2694, Class BA, 4.000%, 06/15/31	159
230	Series 2695, Class OB, PO, 10/15/33	223
420	Series 2695, Class SX, IF, 15.901%, 10/15/33	465
210	Series 2695, Class WS, IF, 15.764%, 10/15/33	232
1,478	Series 2702, Class PC, 5.000%, 01/15/23	1,552
142	Series 2705, Class SC, IF, 8.627%, 11/15/33	141
336	Series 2705, Class SD, IF, 8.680%, 11/15/33	332
2,000	Series 2710, Class HB, 5.500%, 11/15/23	2,251
2,589	Series 2715, Class OG, 5.000%, 01/15/23	2,742
3,129	Series 2716, Class UN, 4.500%, 12/15/23	3,430
1,551	Series 2720, Class PC, 5.000%, 12/15/23	1,680
548	Series 2725, Class SC, IF, 8.673%, 11/15/33	595
1,486	Series 2727, Class BS, IF, 8.702%, 01/15/34	1,483
1,423	Series 2744, Class TU, 5.500%, 05/15/32	1,503
1,036	Series 2755, Class PA, PO, 02/15/29	1,030
324	Series 2755, Class SA, IF, 13.703%, 05/15/30	353
401	Series 2756, Class NA, 5.000%, 02/15/24	439
685	Series 2764, Class OE, 4.500%, 03/15/19	753
10	Series 2777, Class DV, 6.500%, 11/15/17	10
3,500	Series 2780, Class BE, 4.500%, 04/15/19	3,738
404	Series 2780, Class JG, 4.500%, 04/15/19	412
1,678	Series 2780, Class YC, 5.000%, 04/15/19	1,834
1,322	Series 2802, Class ZY, 6.000%, 05/15/34	1,498
267	Series 2812, Class AB, 4.500%, 10/15/18	273
1,130	Series 2812, Class NO, PO, 10/15/33	1,078
2,245	Series 2827, Class QE, 5.500%, 03/15/33	2,350
516	Series 2835, Class BO, PO, 12/15/28	505
472	Series 2835, Class QO, PO, 12/15/32	448
137	Series 2863, Class JA, 4.500%, 09/15/19	141
1,015	Series 2864, Class GB, 4.000%, 09/15/19	1,078
253	Series 2877, Class KO, PO, 03/15/19	246
142	Series 2903, Class UZ, 5.500%, 07/15/31	142
1,550	Series 2921, Class MD, 5.000%, 06/15/33	1,599
1,538	Series 2922, Class JN, 4.500%, 02/15/20	1,613
1,000	Series 2930, Class AN, 4.500%, 06/15/19	1,051
2,471	Series 2934, Class EC, PO, 02/15/20	2,387
167	Series 2934, Class EN, PO, 02/15/18	165
2,570	Series 2934, Class HI, IO, 5.000%, 02/15/20	254
1,688	Series 2934, Class KI, IO, 5.000%, 02/15/20	167
642	Series 2945, Class SA, IF, 11.847%, 03/15/20	754
730	Series 2967, Class JI, IO, 5.000%, 04/15/20	66

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
267	Series 2967, Class S, HB, IF, 32.458%, 04/15/25	440
139	Series 2971, Class GB, 5.000%, 11/15/16	140
685	Series 2971, Class GC, 5.000%, 07/15/18	712
1,250	Series 2979, Class BC, 5.000%, 04/15/20	1,353
299	Series 2989, Class PO, PO, 06/15/23	293
472	Series 2990, Class LK, VAR, 0.619%, 10/15/34	472
465	Series 2990, Class SL, HB, IF, 23.582%, 06/15/34	713
187	Series 2990, Class WP, IF, 16.387%, 06/15/35	237
1,665	Series 2994, Class FC, VAR, 0.649%, 02/15/33	1,656
107	Series 2996, Class FD, VAR, 0.498%, 06/15/35	107
899	Series 2999, Class NC, 4.500%, 12/15/18	915
2,961	Series 3013, Class AF, VAR, 0.498%, 05/15/35	2,948
442	Series 3022, Class SX, IF, 16.254%, 08/15/25	623
2,653	Series 3035, Class Z, 5.850%, 09/15/35	2,961
848	Series 3047, Class OB, 5.500%, 12/15/33	892
1,447	Series 3049, Class XF, VAR, 0.599%, 05/15/33	1,445
1,108	Series 3054, Class MI, IO, 5.500%, 05/15/34	88
1,792	Series 3068, Class QB, 4.500%, 06/15/20	1,874
1,254	Series 3077, Class TO, PO, 04/15/35	1,161
171	Series 3100, Class MA, VAR, 3.808%, 12/15/35	168
4,318	Series 3101, Class UZ, 6.000%, 01/15/36	4,959
797	Series 3117, Class EO, PO, 02/15/36	756
1,163	Series 3117, Class OG, PO, 02/15/36	1,113
890	Series 3117, Class OK, PO, 02/15/36	856
4,000	Series 3117, Class PL, 5.000%, 08/15/34	4,342
248	Series 3122, Class OH, PO, 03/15/36	238
88	Series 3122, Class ZB, 6.000%, 03/15/36	102
1,384	Series 3130, Class KZ, 5.500%, 12/15/34	1,583
185	Series 3134, Class PO, PO, 03/15/36	176
4,335	Series 3137, Class XP, 6.000%, 04/15/36	4,888
786	Series 3138, Class PO, PO, 04/15/36	750
1,500	Series 3143, Class BC, 5.500%, 02/15/36	1,709
226	Series 3149, Class SO, PO, 05/15/36	210
2,000	Series 3151, Class PD, 6.000%, 11/15/34	2,119
1,197	Series 3151, Class PO, PO, 05/15/36	1,132
1,083	Series 3152, Class MO, PO, 03/15/36	1,014
932	Series 3153, Class EO, PO, 05/15/36	887
4,371	Series 3155, Class CG, 6.000%, 11/15/24	4,496

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	177

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,210	Series 3156, Class AZ, 5.500%, 05/15/36	5,903
265	Series 3162, Class OB, 6.000%, 11/15/30	267
8,000	Series 3166, Class AC, 5.000%, 06/15/21 (m)	9,155
6	Series 3170, Class FM, VAR, 0.599%, 09/15/33	6
811	Series 3171, Class MO, PO, 06/15/36	769
717	Series 3174, Class PX, 5.000%, 06/15/17	786
1,131	Series 3179, Class OA, PO, 07/15/36	1,073
406	Series 3184, Class OA, PO, 02/15/33	399
1,411	Series 3194, Class SA, IF, IO, 6.851%, 07/15/36	217
1,309	Series 3195, Class PD, 6.500%, 07/15/36	1,466
1,304	Series 3200, Class PO, PO, 08/15/36	1,242
2,180	Series 3210, Class PO, PO, 05/15/36	2,087
2,000	Series 3218, Class BE, 6.000%, 09/15/35	2,232
1,666	Series 3219, Class DI, IO, 6.000%, 04/15/36	244
1,187	Series 3232, Class ST, IF, IO, 6.451%, 10/15/36	181
1,459	Series 3237, Class AO, PO, 11/15/36	1,386
1,393	Series 3253, Class PO, PO, 12/15/21	1,347
758	Series 3260, Class CS, IF, IO, 5.892%, 01/15/37	106
956	Series 3262, Class SG, IF, IO, 6.152%, 01/15/37	137
1,010	Series 3274, Class JO, PO, 02/15/37	931
756	Series 3274, Class MO, PO, 02/15/37	715
455	Series 3275, Class FL, VAR, 0.689%, 02/15/37	454
3,500	Series 3282, Class YD, 5.500%, 02/15/22	4,028
223	Series 3285, Class PC, 5.500%, 09/15/30	224
302	Series 3288, Class GS, IF, 1.320%, 03/15/37	308
2,303	Series 3290, Class SB, IF, IO, 6.202%, 03/15/37	371
624	Series 3305, Class MB, IF, 2.729%, 07/15/34	652
779	Series 3316, Class JO, PO, 05/15/37	717
2,500	Series 3329, Class JD, 6.000%, 06/15/36	2,859
423	Series 3334, Class MC, 5.000%, 04/15/33	425
4,400	Series 3342, Class VG, 6.000%, 11/15/23	4,843
3,718	Series 3344, Class FT, VAR, 0.599%, 07/15/34	3,712
421	Series 3371, Class FA, VAR, 0.849%, 09/15/37	423
1,226	Series 3373, Class TO, PO, 04/15/37	1,170
3,140	Series 3385, Class SN, IF, IO, 5.752%, 11/15/37	399
1,829	Series 3387, Class SA, IF, IO, 6.172%, 11/15/37	276

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,384	Series 3389, Class DQ, 5.750%, 10/15/35	1,493
790	Series 3393, Class JO, PO, 09/15/32	727
2,000	Series 3402, Class NC, 5.000%, 12/15/22	2,232
2,206	Series 3404, Class SC, IF, IO, 5.752%, 01/15/38	299
4,816	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	29
1,140	Series 3422, Class LI, IO, 5.000%, 02/15/23	107
4,541	Series 3430, Class AI, IO, 1.417%, 09/15/12	22
2,144	Series 3451, Class SA, IF, IO, 5.802%, 05/15/38	280
2,242	Series 3461, Class LZ, 6.000%, 06/15/38	2,535
2,530	Series 3481, Class SJ, IF, IO, 5.601%, 08/15/38	338
2,302	Series 3505, Class SA, IF, IO, 5.752%, 01/15/39	290
1,694	Series 3511, Class IO, IO, 5.000%, 12/15/21	151
1,172	Series 3511, Class SA, IF, IO, 5.752%, 02/15/39	148
2,660	Series 3515, Class PI, IO, 5.500%, 07/15/37	306
4,344	Series 3531, Class SA, IF, IO, 6.051%, 05/15/39	528
2,713	Series 3537, Class MI, IO, 5.000%, 06/15/38	584
305	Series 3546, Class A, VAR, 5.345%, 02/15/39	325
2,042	Series 3549, Class FA, VAR, 1.449%, 07/15/39	2,054
2,118	Series 3564, Class JA, 4.000%, 01/15/18	2,237
2,988	Series 3572, Class JS, IF, IO, 6.551%, 09/15/39	607
1,310	Series 3604, Class PO, PO, 05/15/36	1,237
1,600	Series 3607, Class AO, PO, 04/15/36	1,464
1,600	Series 3607, Class BO, PO, 04/15/36	1,464
1,110	Series 3607, Class EO, PO, 02/15/33	1,086
2,482	Series 3607, Class PO, PO, 05/15/37	2,308
2,050	Series 3611, Class PO, PO, 07/15/34	1,905
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,843
1,608	Series 3621, Class BO, PO, 01/15/40	1,526
1,652	Series 3621, Class PO, PO, 01/15/40	1,561
2,285	Series 3623, Class LO, PO, 01/15/40	2,165
1,343	Series 3632, Class BS, IF, 16.672%, 02/15/40	2,180
3,567	Series 3653, Class HJ, 5.000%, 04/15/40	3,941
2,695	Series 3666, Class VA, 5.500%, 12/15/22	2,988
7,219	Series 3680, Class MA, 4.500%, 07/15/39	7,828
1,903	Series 3688, Class CU, VAR, 6.801%, 11/15/21	2,192
4,188	Series 3688, Class GT, VAR, 7.158%, 11/15/46	4,948

SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7,582	Series 3688, Class NI, IO, 5.000%, 04/15/32	900
10,364	Series 3704, Class CT, 7.000%, 12/15/36	12,164
6,804	Series 3704, Class DT, 7.500%, 11/15/36	7,961
5,464	Series 3704, Class ET, 7.500%, 12/15/36	6,281
8,140	Series 3714, Class IP, IO, 5.000%, 08/15/40	1,317
6,550	Series 3739, Class LI, IO, 4.000%, 03/15/34	499
4,775	Series 3740, Class SC, IF, IO, 5.752%, 10/15/40	946
2,373	Series 3747, Class CY, 4.500%, 10/15/40	2,576
1,500	Series 3747, Class PY, 4.000%, 10/15/40	1,591
7,191	Series 3759, Class HI, IO, 4.000%, 08/15/37	809
5,509	Series 3760, Class GI, IO, 4.000%, 10/15/37	538
1,500	Series 3770, Class PY, 5.000%, 12/15/40	1,773
4,568	Series 3795, Class EI, IO, 5.000%, 10/15/39	688
6,680	Series 3804, Class FN, VAR, 0.698%, 03/15/39	6,685
10,089	Series 3819, Class ZQ, 6.000%, 04/15/36	11,750
968	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,123
2,076	Series 3860, Class PZ, 5.000%, 05/15/41	2,412
2,466	Series 3895, Class WA, VAR, 5.702%, 10/15/38	2,752
5,000	Series 3920, Class LP, 5.000%, 01/15/34	5,608
5,876	Series 3925, Class FL, VAR, 0.698%, 01/15/41	5,865
6,929	Series 3966, Class NA, 4.000%, 12/15/41	7,372
2,000	Series R004, Class VG, 6.000%, 08/15/21	2,104
7,089	Series R006, Class ZA, 6.000%, 04/15/36	8,256
6,066	Series R007, Class ZA, 6.000%, 05/15/36	7,117
363	Series R012, Class AI, IO, 5.500%, 12/15/20	9
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
13	Series 134, Class B, IO, 9.000%, 04/01/22	3
2,275	Series 191, Class IO, IO, 8.000%, 01/01/28	531
1,594	Series 197, Class PO, PO, 04/01/28	1,471
2,600	Series 233, Class 11, IO, 5.000%, 09/15/35	321
1,444	Series 233, Class 12, IO, 5.000%, 09/15/35	179
3,510	Series 233, Class 13, IO, 5.000%, 09/15/35	432
7,742	Series 239, Class S30, IF, IO, 7.451%, 08/15/36	1,164
1,186	Series 243, Class 16, IO, 4.500%, 11/15/20	105
1,945	Series 243, Class 17, IO, 4.500%, 12/15/20	176
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
443	Series T-41, Class 3A, VAR, 6.987%, 07/25/32 (m)	509

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
1,614		Series T-42, Class A5, 7.500%, 02/25/42	1,943
96		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	109
116		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	136
2,590		Series T-54, Class 2A, 6.500%, 02/25/43	2,891
1,288		Series T-54, Class 3A, 7.000%, 02/25/43	1,505
2,379		Series T-56, Class A5, 5.231%, 05/25/43	2,591
239		Series T-58, Class APO, PO, 09/25/43	199
235		Series T-59, Class 1AP, PO, 10/25/43	167
6,472		Series T-76, Class 2A, VAR, 4.749%, 10/25/37	6,630
		Federal National Mortgage Association - ACES,
4,000		Series 2010-M1, Class A2, 4.450%, 09/25/19	4,443
5,000		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,531
1,700		Series 2011-M1, Class A3, 3.763%, 06/25/21	1,823
9,480		Series 2011-M2, Class A3, 3.764%, 07/25/21	10,301
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,416
		Federal National Mortgage Association Grantor Trust,
42		Series 2001-T10, Class PO, PO, 12/25/41	40
964		Series 2001-T12, Class A2, 7.500%, 08/25/41	1,123
1,130		Series 2001-T7, Class A1, 7.500%, 02/25/41	1,286
458		Series 2002-T4, Class A2, 7.000%, 12/25/41	519
1,247		Series 2002-T4, Class A3, 7.500%, 12/25/41	1,438
365		Series 2002-T16, Class A2, 7.000%, 07/25/42	427
655		Series 2002-T19, Class A2, 7.000%, 07/25/42	738
998		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	1,113
785		Series 2004-T3, Class PT1, VAR, 8.102%, 01/25/44	915
		Federal National Mortgage Association REMICS,
61		Series 1988-7, Class Z, 9.250%, 04/25/18	68
4		Series 1988-11, Class D, PO, 05/25/18	4
339		Series 1988-21, Class G, 9.500%, 08/25/18	396
3		Series 1988-29, Class B, 9.500%, 12/25/18	4
—	(h)	Series 1989-19, Class A, 10.300%, 04/25/19	—	(h)
4		Series 1989-21, Class G, 10.450%, 04/25/19	5
16		Series 1989-27, Class Y, 6.900%, 06/25/19	18
14		Series 1989-70, Class G, 8.000%, 10/25/19	16
6		Series 1989-78, Class H, 9.400%, 11/25/19	7
6		Series 1989-89, Class H, 9.000%, 11/25/19	7
5		Series 1990-60, Class K, 5.500%, 06/25/20	5
4		Series 1990-93, Class G, 5.500%, 08/25/20	5
—	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	5
38		Series 1990-102, Class J, 6.500%, 08/25/20	41
5		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	8

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	179

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
—	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	7
—	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
260		Series 1991-44, Class G, 8.500%, 05/25/21	296
—	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	2
7		Series 1992-101, Class J, 7.500%, 06/25/22	7
230		Series 1992-188, Class PZ, 7.500%, 10/25/22	266
262		Series 1993-25, Class J, 7.500%, 03/25/23	305
115		Series 1993-27, Class S, IF, 9.376%, 02/25/23	135
55		Series 1993-31, Class K, 7.500%, 03/25/23	64
492		Series 1993-54, Class Z, 7.000%, 04/25/23	566
26		Series 1993-62, Class SA, IF, 17.684%, 04/25/23	39
26		Series 1993-97, Class FA, VAR, 1.500%, 05/25/23	26
6		Series 1993-108, Class D, PO, 02/25/23	5
62		Series 1993-162, Class F, VAR, 1.200%, 08/25/23	63
10		Series 1993-165, Class SD, IF, 12.266%, 09/25/23	13
10		Series 1993-167, Class GA, 7.000%, 09/25/23	10
96		Series 1993-179, Class SB, HB, IF, 24.408%, 10/25/23	161
72		Series 1993-220, Class SG, IF, 15.500%, 11/25/13	80
20		Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	23
20		Series 1993-228, Class G, PO, 09/25/23	19
16		Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	16
268		Series 1993-250, Class Z, 7.000%, 12/25/23	284
53		Series 1993-257, Class C, PO, 06/25/23	53
1,309		Series 1994-26, Class J, PO, 01/25/24	1,246
150		Series 1994-37, Class L, 6.500%, 03/25/24	172
38		Series 1995-2, Class Z, 8.500%, 01/25/25	45
313		Series 1996-14, Class SE, IF, IO, 8.740%, 08/25/23	68
15		Series 1996-59, Class J, 6.500%, 08/25/22	17
106		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	5
28		Series 1997-24, Class Z, 8.000%, 04/18/27	33
29		Series 1997-27, Class J, 7.500%, 04/18/27	33
521		Series 1997-46, Class Z, 7.500%, 06/17/27	607

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
25	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	4
1,358	Series 1998-30, Class ZA, 6.500%, 05/20/28	1,574
47	Series 1998-36, Class J, 6.000%, 07/18/28	50
448	Series 1998-36, Class ZB, 6.000%, 07/18/28	491
196	Series 1998-43, Class SA, IF, IO, 19.010%, 04/25/23	92
163	Series 1999-57, Class Z, 7.500%, 12/25/19	182
165	Series 1999-62, Class PB, 7.500%, 12/18/29	195
587	Series 2000-18, Class EC, PO, 10/25/23	549
25	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
1,243	Series 2001-4, Class ZA, 6.500%, 03/25/31	1,415
48	Series 2001-5, Class OW, 6.000%, 03/25/16	49
144	Series 2001-7, Class PF, 7.000%, 03/25/31	170
231	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	51
257	Series 2001-36, Class DE, 7.000%, 08/25/31	304
766	Series 2001-38, Class FB, VAR, 0.744%, 08/25/31	772
158	Series 2001-44, Class PD, 7.000%, 09/25/31	187
255	Series 2001-44, Class PU, 7.000%, 09/25/31	302
423	Series 2001-49, Class LZ, 8.500%, 07/25/31	507
135	Series 2001-52, Class XN, 6.500%, 11/25/15	144
934	Series 2001-53, Class FX, VAR, 0.594%, 10/25/31	936
726	Series 2001-61, Class Z, 7.000%, 11/25/31	858
280	Series 2001-71, Class QE, 6.000%, 12/25/16	299
156	Series 2001-72, Class SX, IF, 16.898%, 12/25/31	232
145	Series 2001-74, Class MB, 6.000%, 12/25/16	155
171	Series 2002-1, Class HC, 6.500%, 02/25/22	182
93	Series 2002-1, Class SA, HB, IF, 24.395%, 02/25/32	163
150	Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	245
284	Series 2002-3, Class PG, 5.500%, 02/25/17	299
589	Series 2002-7, Class FD, VAR, 0.944%, 04/25/29	595
113	Series 2002-9, Class ST, IF, 18.734%, 03/25/17	145
843	Series 2002-11, Class QG, 5.500%, 03/25/17	898
865	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	38
54	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	65
866	Series 2002-18, Class PC, 5.500%, 04/25/17	895

SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
277	Series 2002-19, Class PE, 6.000%, 04/25/17	295
1,687	Series 2002-30, Class Z, 6.000%, 05/25/32	1,894
101	Series 2002-37, Class Z, 6.500%, 06/25/32	111
2,060	Series 2002-42, Class C, 6.000%, 07/25/17	2,214
3,433	Series 2002-50, Class ZA, 6.000%, 05/25/31	3,852
585	Series 2002-55, Class QE, 5.500%, 09/25/17	628
1,808	Series 2002-56, Class UC, 5.500%, 09/25/17 (m)	1,944
799	Series 2002-62, Class ZE, 5.500%, 11/25/17	861
342	Series 2002-63, Class KC, 5.000%, 10/25/17	364
382	Series 2002-63, Class LB, 5.500%, 10/25/17	411
1,221	Series 2002-71, Class KM, 5.000%, 11/25/17	1,302
307	Series 2002-77, Class S, IF, 14.036%, 12/25/32	380
786	Series 2002-81, Class JO, PO, 04/25/32	780
12	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	—	(h)
693	Series 2002-95, Class XD, 5.000%, 01/25/18	754
582	Series 2003-7, Class A1, 6.500%, 12/25/42	682
2,153	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	364
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,127
287	Series 2003-23, Class CS, IF, IO, 7.856%, 05/25/31	8
1,683	Series 2003-26, Class XS, IF, IO, 6.806%, 03/25/23	216
344	Series 2003-27, Class DW, 4.500%, 04/25/17	348
3,223	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	652
163	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	29
2,408	Series 2003-41, Class PE, 5.500%, 05/25/23	2,694
3,162	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	688
393	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	19
109	Series 2003-52, Class SX, HB, IF, 22.218%, 10/25/31	179
680	Series 2003-55, Class CD, 5.000%, 06/25/23	737
2	Series 2003-67, Class VQ, 7.000%, 01/25/19	2
243	Series 2003-68, Class QP, 3.000%, 07/25/22	246
1,920	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	151
1,677	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	246
123	Series 2003-73, Class GA, 3.500%, 05/25/31	124

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
253	Series 2003-73, Class HF, VAR, 0.694%, 01/25/31	253
50	Series 2003-73, Class PB, 4.500%, 08/25/18	50
105	Series 2003-74, Class SH, IF, 9.731%, 08/25/33	116
1,223	Series 2003-76, Class SH, IF, 13.712%, 09/25/31	1,401
29	Series 2003-79, Class NM, 4.000%, 05/25/22	29
1,519	Series 2003-80, Class SY, IF, IO, 7.406%, 06/25/23	187
1,036	Series 2003-81, Class LC, 4.500%, 09/25/18	1,112
2,335	Series 2003-83, Class PG, 5.000%, 06/25/23	2,494
128	Series 2003-86, Class PX, 4.500%, 02/25/17	129
1,355	Series 2003-86, Class ZA, 5.500%, 09/25/33	1,513
1,000	Series 2003-88, Class TH, 4.500%, 09/25/18	1,076
274	Series 2003-91, Class SD, IF, 12.093%, 09/25/33	310
12	Series 2003-92, Class SH, IF, 9.201%, 09/25/18	12
3,968	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,543
156	Series 2003-106, Class PO, PO, 08/25/17	151
3,985	Series 2003-106, Class WE, 4.500%, 11/25/22	4,186
1,475	Series 2003-116, Class SB, IF, IO, 7.356%, 11/25/33	282
1,799	Series 2003-117, Class JB, 3.500%, 06/25/33	1,883
3,000	Series 2003-120, Class BL, 3.500%, 12/25/18	3,172
777	Series 2003-122, Class TE, 5.000%, 12/25/22	823
234	Series 2003-128, Class KE, 4.500%, 01/25/14	240
421	Series 2003-130, Class SX, IF, 11.154%, 01/25/34	472
288	Series 2003-131, Class SK, IF, 15.712%, 01/25/34	368
274	Series 2003-132, Class OA, PO, 08/25/33	258
799	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	109
1,269	Series 2004-4, Class QI, IF, IO, 6.856%, 06/25/33	196
317	Series 2004-4, Class QM, IF, 13.712%, 06/25/33	390
723	Series 2004-10, Class SC, HB, IF, 27.624%, 02/25/34	1,044
215	Series 2004-14, Class SD, IF, 8.709%, 03/25/34	215
887	Series 2004-17, Class H, 5.500%, 04/25/34	1,004
587	Series 2004-21, Class CO, PO, 04/25/34	570
275	Series 2004-22, Class A, 4.000%, 04/25/19	277

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	181

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
440	Series 2004-25, Class PB, 5.500%, 05/25/32	448
777	Series 2004-25, Class PC, 5.500%, 01/25/34	879
872	Series 2004-25, Class SA, IF, 18.854%, 04/25/34	1,241
1,370	Series 2004-27, Class HB, 4.000%, 05/25/19	1,470
3,068	Series 2004-28, Class PF, VAR, 0.644%, 03/25/34	3,069
364	Series 2004-36, Class PB, 5.500%, 05/25/32	372
775	Series 2004-36, Class SA, IF, 18.854%, 05/25/34	1,095
257	Series 2004-36, Class SN, IF, 13.712%, 07/25/33	298
1,228	Series 2004-46, Class EP, PO, 03/25/34	1,174
905	Series 2004-46, Class HS, IF, IO, 5.756%, 05/25/30	27
415	Series 2004-46, Class QB, HB, IF, 23.024%, 05/25/34	612
332	Series 2004-46, Class SK, IF, 15.829%, 05/25/34	428
4,569	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,317
161	Series 2004-51, Class SY, IF, 13.752%, 07/25/34	201
1,196	Series 2004-53, Class NC, 5.500%, 07/25/24	1,279
650	Series 2004-59, Class BG, PO, 12/25/32	619
98	Series 2004-61, Class CO, PO, 10/25/31	98
246	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	280
55	Series 2004-92, Class JO, PO, 12/25/34	54
2,355	Series 2005-7, Class LO, PO, 02/25/35	2,160
507	Series 2005-13, Class FL, VAR, 0.644%, 03/25/35	506
191	Series 2005-14, Class BA, 4.500%, 04/25/19	195
390	Series 2005-15, Class MO, PO, 03/25/35	370
314	Series 2005-45, Class BG, 4.500%, 06/25/25	317
4,945	Series 2005-47, Class AK, 5.000%, 06/25/20	5,358
300	Series 2005-52, Class PA, 6.500%, 06/25/35	327
1,908	Series 2005-56, Class S, IF, IO, 6.466%, 07/25/35	306
2,019	Series 2005-57, Class EG, VAR, 0.544%, 03/25/35	2,016
347	Series 2005-58, Class PO, PO, 07/25/35	337
478	Series 2005-66, Class SG, IF, 16.765%, 07/25/35	671
3,267	Series 2005-66, Class SV, IF, IO, 6.506%, 07/25/35	447
1,250	Series 2005-67, Class HG, 5.500%, 01/25/35	1,398
1,027	Series 2005-68, Class BC, 5.250%, 06/25/35	1,135

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,882	Series 2005-68, Class PG, 5.500%, 08/25/35	2,140
206	Series 2005-70, Class KI, IO, 5.500%, 08/25/35	8
420	Series 2005-73, Class PS, IF, 16.090%, 08/25/35	588
1,614	Series 2005-74, Class SK, IF, 19.459%, 05/25/35	2,297
1,501	Series 2005-84, Class XM, 5.750%, 10/25/35	1,700
2,000	Series 2005-87, Class NH, 5.000%, 10/25/25	2,225
657	Series 2005-90, Class AO, PO, 10/25/35	618
1,848	Series 2005-90, Class ES, IF, 16.265%, 10/25/35	2,616
1,316	Series 2005-90, Class PO, PO, 09/25/35	1,256
1,500	Series 2005-100, Class BQ, 5.500%, 11/25/25	1,669
689	Series 2005-103, Class SC, IF, 10.819%, 07/25/35	749
1,279	Series 2005-106, Class US, HB, IF, 23.672%, 11/25/35	2,072
758	Series 2005-109, Class PB, 6.000%, 01/25/34	782
1,735	Series 2005-110, Class GJ, 5.500%, 11/25/30	1,791
2,739	Series 2005-110, Class GK, 5.500%, 08/25/34	3,033
934	Series 2005-110, Class MJ, 5.500%, 01/25/33	967
2,397	Series 2005-110, Class MN, 5.500%, 06/25/35	2,743
902	Series 2005-116, Class PB, 6.000%, 04/25/34	970
5,994	Series 2005-118, Class PN, 6.000%, 01/25/32	6,230
1,010	Series 2005-123, Class FG, VAR, 0.694%, 07/25/34	1,009
526	Series 2006-15, Class OT, PO, 01/25/36	509
920	Series 2006-16, Class FC, VAR, 0.544%, 03/25/36	918
2,085	Series 2006-16, Class HZ, 5.500%, 03/25/36	2,354
625	Series 2006-23, Class KO, PO, 04/25/36	598
1,807	Series 2006-27, Class OH, PO, 04/25/36	1,697
1,151	Series 2006-33, Class ZB, 6.000%, 05/25/36	1,290
2,500	Series 2006-35, Class GD, 6.000%, 12/25/34	2,735
2,054	Series 2006-39, Class WC, 5.500%, 01/25/36	2,329
624	Series 2006-42, Class CF, VAR, 0.694%, 06/25/36	624
2,912	Series 2006-43, Class VB, 6.500%, 10/25/17	2,985
728	Series 2006-44, Class FP, VAR, 0.644%, 06/25/36	728
1,502	Series 2006-44, Class GO, PO, 06/25/36	1,410
4,161	Series 2006-44, Class P, PO, 12/25/33	3,967

SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,712	Series 2006-46, Class UC, 5.500%, 12/25/35	1,939
891	Series 2006-50, Class JO, PO, 06/25/36	850
1,438	Series 2006-50, Class PS, PO, 06/25/36	1,370
2,633	Series 2006-53, Class US, IF, IO, 6.336%, 06/25/36	352
1,524	Series 2006-56, Class FC, VAR, 0.534%, 07/25/36	1,520
1,829	Series 2006-56, Class FT, VAR, 0.994%, 07/25/36	1,794
636	Series 2006-58, Class AP, PO, 07/25/36	584
728	Series 2006-58, Class FL, VAR, 0.704%, 07/25/36	729
1,542	Series 2006-58, Class PO, PO, 07/25/36	1,452
27	Series 2006-59, Class CO, PO, 08/25/35	27
2,037	Series 2006-59, Class QO, PO, 01/25/33	1,977
841	Series 2006-60, Class DO, PO, 04/25/35	790
1,444	Series 2006-63, Class ZH, 6.500%, 07/25/36	1,701
622	Series 2006-65, Class QO, PO, 07/25/36	584
1,074	Series 2006-72, Class GO, PO, 08/25/36	1,015
653	Series 2006-72, Class HO, PO, 08/25/26	613
1,017	Series 2006-72, Class TO, PO, 08/25/36	965
6,259	Series 2006-77, Class PC, 6.500%, 08/25/36	7,117
1,908	Series 2006-78, Class BZ, 6.500%, 08/25/36	2,236
1,010	Series 2006-79, Class DO, PO, 08/25/36	958
968	Series 2006-86, Class OB, PO, 09/25/36	915
904	Series 2006-90, Class AO, PO, 09/25/36	880
5,798	Series 2006-94, Class GI, IF, IO, 6.406%, 10/25/26	954
243	Series 2006-94, Class GK, HB, IF, 32.030%, 10/25/26	434
1,000	Series 2006-102, Class MD, 6.000%, 01/25/35	1,088
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,421
1,017	Series 2006-110, Class PO, PO, 11/25/36	965
436	Series 2006-111, Class EO, PO, 11/25/36	414
1,170	Series 2006-113, Class PO, PO, 07/25/36	1,119
1,207	Series 2006-115, Class OK, PO, 12/25/36	1,148
2,406	Series 2006-117, Class GS, IF, IO, 6.406%, 12/25/36	423
659	Series 2006-118, Class A2, VAR, 0.304%, 12/25/36	627
871	Series 2006-119, Class PO, PO, 12/25/36	835
1,841	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	354
1,970	Series 2006-120, Class PF, VAR, 0.494%, 12/25/36	1,964

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,821	Series 2006-126, Class AO, PO, 01/25/37	1,676
2,173	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	326
290	Series 2007-1, Class SD, HB, IF, 37.536%, 02/25/37	469
1,541	Series 2007-7, Class SG, IF, IO, 6.256%, 08/25/36	235
5,447	Series 2007-14, Class ES, IF, IO, 6.196%, 03/25/37	782
1,092	Series 2007-14, Class OP, PO, 03/25/37	1,028
414	Series 2007-15, Class NO, PO, 03/25/22	395
1,660	Series 2007-16, Class FC, VAR, 0.994%, 03/25/37	1,655
2,706	Series 2007-16, Class FM, VAR, 0.474%, 03/25/37	2,692
3,283	Series 2007-18, Class BD, 5.750%, 05/25/36	3,755
1,737	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,074
1,625	Series 2007-22, Class SC, IF, IO, 5.836%, 03/25/37	240
1,500	Series 2007-24, Class GW, 5.500%, 03/25/29	1,627
251	Series 2007-39, Class EF, VAR, 0.494%, 05/25/37	250
531	Series 2007-43, Class FL, VAR, 0.544%, 05/25/37	529
815	Series 2007-47, Class PC, 5.000%, 07/25/33	827
1,921	Series 2007-54, Class FA, VAR, 0.644%, 06/25/37	1,920
4,064	Series 2007-54, Class WI, IF, IO, 5.856%, 06/25/37	573
2,258	Series 2007-60, Class AX, IF, IO, 6.906%, 07/25/37	402
2,500	Series 2007-61, Class PC, 5.500%, 07/25/34	2,686
4,000	Series 2007-63, Class PC, 5.500%, 07/25/36	4,396
1,732	Series 2007-64, Class FB, VAR, 0.614%, 07/25/37	1,732
5,094	Series 2007-65, Class KI, IF, IO, 6.376%, 07/25/37	757
10,704	Series 2007-72, Class EK, IF, IO, 6.156%, 07/25/37	1,626
1,627	Series 2007-75, Class EO, PO, 01/25/36	1,595
2,631	Series 2007-76, Class ZG, 6.000%, 08/25/37	3,082
2,248	Series 2007-77, Class FG, VAR, 0.744%, 03/25/37	2,252
1,500	Series 2007-78, Class CB, 6.000%, 08/25/37	1,731
148	Series 2007-79, Class PB, 5.000%, 04/25/29	148
281	Series 2007-79, Class SB, HB, IF, 23.122%, 08/25/37	427

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	183

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
807	Series 2007-88, Class VI, IF, IO, 6.296%, 09/25/37	138
2,486	Series 2007-91, Class ES, IF, IO, 6.216%, 10/25/37	391
15	Series 2007-97, Class MS, IF, 14.219%, 12/25/31	15
637	Series 2007-98, Class VA, 6.000%, 11/25/17	668
4,654	Series 2007-100, Class SM, IF, IO, 6.206%, 10/25/37	679
4,770	Series 2007-101, Class A2, VAR, 0.494%, 06/27/36	4,761
646	Series 2007-106, Class A7, VAR, 5.955%, 10/25/37	719
7,000	Series 2007-112, Class GB, 5.500%, 12/25/22	8,064
5,930	Series 2007-112, Class SA, IF, IO, 6.206%, 12/25/37	975
8,000	Series 2007-114, Class A6, VAR, 0.444%, 10/27/37	7,953
4,798	Series 2007-116, Class HI, IO, VAR, 6.078%, 01/25/38	335
207	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	25
4,012	Series 2008-1, Class BI, IF, IO, 5.666%, 02/25/38	550
1,436	Series 2008-10, Class XI, IF, IO, 5.986%, 03/25/38	209
1,068	Series 2008-12, Class IV, IO, 6.500%, 04/25/31	82
3,481	Series 2008-16, Class IS, IF, IO, 5.956%, 03/25/38	481
1,929	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	166
2,655	Series 2008-20, Class SA, IF, IO, 6.746%, 03/25/38	398
2,544	Series 2008-24, Class PF, VAR, 0.894%, 02/25/38	2,562
975	Series 2008-27, Class SN, IF, IO, 6.656%, 04/25/38	165
1,425	Series 2008-32, Class SA, IF, IO, 6.606%, 04/25/38	217
3,795	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	52
2,884	Series 2008-36, Class IA, IO, 4.500%, 10/25/22	179
410	Series 2008-44, Class PO, PO, 05/25/38	389
2,522	Series 2008-47, Class SI, IF, IO, 6.256%, 06/25/23	315
6,000	Series 2008-51, Class BC, 4.500%, 06/25/23	6,469

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,444	Series 2008-53, Class CI, IF, IO, 6.956%, 07/25/38	224
218	Series 2008-59, Class IG, IO, 5.500%, 11/25/34	7
2,000	Series 2008-70, Class BY, 4.000%, 08/25/23	2,173
1,793	Series 2008-76, Class GF, VAR, 0.894%, 09/25/23	1,812
3,526	Series 2008-77, Class DG, 5.000%, 09/25/23	3,905
644	Series 2008-80, Class GP, 6.250%, 09/25/38	721
2,698	Series 2008-80, Class SA, IF, IO, 5.606%, 09/25/38	370
1,198	Series 2008-81, Class SB, IF, IO, 5.606%, 09/25/38	171
2,000	Series 2008-95, Class BA, 5.000%, 01/25/24	2,304
621	Series 2009-4, Class BD, 4.500%, 02/25/39	667
1,211	Series 2009-6, Class GS, IF, IO, 6.306%, 02/25/39	193
2,667	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	271
2,129	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	174
700	Series 2009-12, Class NI, IO, 5.500%, 08/25/22	28
1,323	Series 2009-14, Class YI, IO, 5.000%, 07/25/22	55
4,310	Series 2009-17, Class QS, IF, IO, 6.406%, 03/25/39	590
2,500	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	762
860	Series 2009-47, Class MT, 7.000%, 07/25/39	984
3,508	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	494
10,126	Series 2009-60, Class HT, 6.000%, 08/25/39	11,341
2,304	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,535
487	Series 2009-63, Class P, 5.000%, 03/25/37	547
877	Series 2009-69, Class PO, PO, 09/25/39	832
645	Series 2009-79, Class UA, 7.000%, 03/25/38	740
3,486	Series 2009-84, Class WS, IF, IO, 5.656%, 10/25/39	445
3,358	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	481
3,377	Series 2009-86, Class OT, PO, 10/25/37	3,152
6,594	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	381
1,814	Series 2009-92, Class AD, 6.000%, 11/25/39	2,038
2,031	Series 2009-99, Class SC, IF, IO, 5.936%, 12/25/39	306
1,514	Series 2009-99, Class WA, VAR, 6.309%, 12/25/39	1,737

SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
5,833	Series 2009-103, Class MB, VAR, 4.000%, 12/25/39	6,216
3,952	Series 2009-112, Class ST, IF, IO, 6.006%, 01/25/40	495
8,117	Series 2009-113, Class LB, VAR, 6.325%, 01/25/40	9,213
5,021	Series 2010-1, Class WA, VAR, 6.153%, 02/25/40 (m)	5,764
4,477	Series 2010-9, Class MB, 5.000%, 05/25/32	4,815
2,919	Series 2010-16, Class WA, VAR, 6.437%, 03/25/40	3,369
5,685	Series 2010-16, Class WB, VAR, 6.214%, 03/25/40	6,555
3,288	Series 2010-23, Class KS, IF, IO, 6.856%, 02/25/40	465
4,177	Series 2010-35, Class SB, IF, IO, 6.176%, 04/25/40	585
1,196	Series 2010-39, Class OT, PO, 10/25/35	1,136
2,426	Series 2010-40, Class FJ, VAR, 0.844%, 04/25/40	2,435
2,344	Series 2010-42, Class S, IF, IO, 6.156%, 05/25/40	317
2,000	Series 2010-45, Class BD, 4.500%, 11/25/38	2,172
2,170	Series 2010-47, Class AV, 5.000%, 05/25/21	2,405
2,447	Series 2010-49, Class SC, IF, 12.172%, 03/25/40	2,986
1,550	Series 2010-61, Class WA, VAR, 5.950%, 06/25/40	1,736
9,689	Series 2010-64, Class DM, 5.000%, 06/25/40 (m)	10,559
7,364	Series 2010-68, Class SA, IF, IO, 4.756%, 07/25/40	961
2,035	Series 2010-71, Class HJ, 5.500%, 07/25/40	2,256
354	Series 2010-102, Class HZ, 4.000%, 09/25/50	354
10,538	Series 2010-103, Class SB, IF, IO, 5.856%, 11/25/49	1,455
12,243	Series 2010-111, Class AE, 5.500%, 04/25/38	12,989
2,000	Series 2010-111, Class AM, 5.500%, 10/25/40	2,347
7,644	Series 2010-111, Class WA, VAR, 6.030%, 10/25/40	8,677
7,281	Series 2010-125, Class SA, IF, IO, 4.196%, 11/25/40	850
2,721	Series 2010-130, Class CY, 4.500%, 11/25/40	2,921
5,222	Series 2010-133, Class A, 5.500%, 05/25/38	5,562
3,647	Series 2010-148, Class MA, 4.000%, 02/25/39	3,869

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
2,662		Series 2011-2, Class WA, VAR, 5.739%, 02/25/51	2,888
1,896		Series 2011-18, Class VN, 4.000%, 10/25/25	2,051
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,981
10,015		Series 2011-21, Class CV, 4.500%, 09/25/26	11,248
9,741		Series 2011-30, Class LS, IO, VAR, 4.627%, 04/25/41	713
9,224		Series 2011-39, Class ZA, 6.000%, 11/25/32	10,303
2,517		Series 2011-43, Class WA, VAR, 5.887%, 05/25/51	2,800
3,126		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,606
3,789		Series 2011-56, Class VA, 5.000%, 09/25/40	4,283
8,580		Series 2011-58, Class WA, VAR, 5.419%, 07/25/51	9,439
1,218		Series 2011-75, Class FA, VAR, 0.794%, 08/25/41	1,220
5,009		Series 2011-118, Class LB, 7.000%, 11/25/41	5,990
10,256		Series 2011-118, Class MT, 7.000%, 11/25/41	12,395
11,078		Series 2011-118, Class NT, 7.000%, 11/25/41	12,985
9,146		Series 2011-124, Class JF, VAR, 0.644%, 02/25/41	9,137
2,640		Series 2011-149, Class EF, VAR, 0.744%, 07/25/41	2,634
3,947		Series 2011-149, Class MF, VAR, 0.744%, 11/25/41	3,939
10,000		Series 2012-21, Class WA, VAR, 5.617%, 03/25/52	11,132
96		Series G92-7, Class JQ, 8.500%, 01/25/22	110
18		Series G92-12, Class B, 7.700%, 02/25/22	20
27		Series G92-14, Class Z, 7.000%, 02/25/22	30
—	(h)	Series G92-27, Class SQ, HB, IF, 1,737.650%, 05/25/22	14
20		Series G92-42, Class Z, 7.000%, 07/25/22	23
538		Series G92-44, Class ZQ, 8.000%, 07/25/22	610
107		Series G92-54, Class ZQ, 7.500%, 09/25/22	121
187		Series G92-61, Class Z, 7.000%, 10/25/22	222
20		Series G92-62, Class B, PO, 10/25/22	18
125		Series G93-1, Class KA, 7.900%, 01/25/23	144
85		Series G93-17, Class SI, IF, 6.000%, 04/25/23	99
663		Series G94-7, Class PJ, 7.500%, 05/17/24	785
118		Series G97-2, Class ZA, 8.500%, 02/17/27	137
		Federal National Mortgage Association STRIPS,
8		Series 23, Class 2, IO, 10.000%, 09/01/17	1
6		Series 59, Class 2, IO, 9.500%, 07/01/17	1
441		Series 213, Class 2, IO, 8.000%, 03/01/23	97
15		Series 265, Class 2, 9.000%, 03/01/24	17

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	185

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
32	Series 285, Class 1, PO, 02/01/27	28
936	Series 293, Class 1, PO, 12/01/24	882
847	Series 300, Class 1, PO, 09/01/24	798
782	Series 331, Class 13, IO, 7.000%, 11/01/32	156
1,772	Series 339, Class 18, IO, 4.500%, 07/01/18	129
1,765	Series 339, Class 21, IO, 4.500%, 07/01/18	136
1,561	Series 339, Class 28, IO, 5.500%, 07/01/18	149
726	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	90
3,172	Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	274
1,251	Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	166
1,752	Series 356, Class 3, IO, 5.000%, 01/01/35	212
2,755	Series 356, Class 39, IO, 5.000%, 01/01/20	254
2,746	Series 365, Class 8, IO, 5.500%, 05/01/36	377
489	Series 368, Class 3, IO, 4.500%, 11/01/20	41
1,018	Series 374, Class 5, IO, 5.500%, 08/01/36	138
3,130	Series 383, Class 32, IO, 6.000%, 01/01/38	471
370	Series 393, Class 6, IO, 5.500%, 04/25/37	35
	Federal National Mortgage Association Whole Loan,
1,894	Series 2001-W3, Class A, VAR, 7.000%, 09/25/41	2,178
8,807	Series 2002-W10, Class IO, IO, VAR, 0.983%, 08/25/42	254
566	Series 2003-W1, Class 1A1, VAR, 6.273%, 12/25/42	646
330	Series 2003-W1, Class 2A, VAR, 7.084%, 12/25/42	385
562	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	649
116	Series 2003-W4, Class 2A, VAR, 6.500%, 10/25/42	130
568	Series 2003-W8, Class 2A, 7.000%, 10/25/42	658
638	Series 2003-W8, Class 3F1, VAR, 0.644%, 05/25/42	635
590	Series 2003-W18, Class 1A6, 5.370%, 08/25/43	611
856	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	997
1,107	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,266
1,310	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,476
2,161	Series 2005-W3, Class 2AF, VAR, 0.464%, 03/25/45	2,151

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
898	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,001
4,002	Series 2005-W4, Class 3A, VAR, 2.521%, 06/25/35	4,190
1,204	Series 2006-W2, Class 1AF1, VAR, 0.464%, 02/25/36	1,199
808	Series 2006-W3, Class 1AF1, VAR, 0.484%, 10/25/46	805
951	Series 2006-W3, Class 2A, 6.000%, 09/25/46	1,063
11,706	Series 2007-W1, Class 1AF1, VAR, 0.504%, 11/25/46 (m)	11,657
3,086	Series 2007-W2, Class 1A1, VAR, 0.564%, 03/25/37	3,058
1,845	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	2,105
297	Series 2007-W7, Class 1A4, HB, IF, 37.716%, 07/25/37	573
6,206	Series 2009-W1, Class A, 6.000%, 12/25/49	7,010
	Government National Mortgage Association,
86	Series 1994-4, Class KQ, 7.988%, 07/16/24	99
1,297	Series 1994-7, Class PQ, 6.500%, 10/16/24	1,522
194	Series 1996-16, Class E, 7.500%, 08/16/26 (m)	222
38	Series 1997-2, Class E, 7.500%, 02/20/27	44
44	Series 1997-11, Class D, 7.500%, 07/20/27	51
75	Series 1998-26, Class K, 7.500%, 09/17/25	87
426	Series 1999-4, Class ZB, 6.000%, 02/20/29	481
135	Series 1999-41, Class Z, 8.000%, 11/16/29	158
16	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	18
82	Series 1999-44, Class PC, 7.500%, 12/20/29	95
387	Series 1999-44, Class ZG, 8.000%, 12/20/29	452
232	Series 2000-6, Class Z, 7.500%, 02/20/30	270
357	Series 2000-7, Class ST, HB, IF, 38.161%, 01/16/30	764
162	Series 2000-9, Class Z, 8.000%, 06/20/30	189
885	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,072
656	Series 2000-10, Class ZP, 7.500%, 02/16/30	718
350	Series 2000-12, Class ST, HB, IF, 38.161%, 02/16/30	751
86	Series 2000-16, Class ZN, 7.500%, 02/16/30	91
818	Series 2000-21, Class Z, 9.000%, 03/16/30	1,043
122	Series 2000-26, Class Z, 7.750%, 09/20/30	141
48	Series 2000-36, Class HC, 7.330%, 11/20/30	56
28	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	13
1,446	Series 2001-21, Class PE, 6.500%, 05/16/31	1,693

SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
244	Series 2001-31, Class SJ, HB, IF, 27.141%, 02/20/31	461
19	Series 2001-32, Class WA, IF, 19.511%, 07/20/31	31
172	Series 2001-35, Class SA, IF, IO, 8.003%, 08/16/31	48
154	Series 2001-36, Class S, IF, IO, 7.802%, 08/16/31	39
802	Series 2001-53, Class SR, IF, IO, 7.904%, 10/20/31	83
55	Series 2001-55, Class SF, HB, IF, 25.430%, 11/20/31	93
736	Series 2002-4, Class TD, 7.000%, 01/20/32	856
170	Series 2002-7, Class PG, 6.500%, 01/20/32	200
675	Series 2002-24, Class AG, IF, IO, 7.702%, 04/16/32	151
177	Series 2002-24, Class SB, IF, 11.554%, 04/16/32	213
513	Series 2002-24, Class Z, 8.500%, 04/16/32	599
1,326	Series 2002-31, Class SE, IF, IO, 7.252%, 04/16/30	258
55	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	61
437	Series 2002-40, Class UK, 6.500%, 06/20/32	514
123	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	154
258	Series 2002-45, Class QE, 6.500%, 06/20/32	295
318	Series 2002-47, Class PG, 6.500%, 07/16/32	374
43	Series 2002-51, Class SG, HB, IF, 31.436%, 04/20/31	78
170	Series 2002-54, Class GB, 6.500%, 08/20/32	195
196	Series 2002-69, Class PO, PO, 02/20/32	194
357	Series 2002-70, Class PS, IF, IO, 7.454%, 08/20/32	41
388	Series 2002-92, Class TK, IO, 5.500%, 05/16/31	6
198	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	6
215	Series 2003-4, Class NY, 5.500%, 12/20/13	224
366	Series 2003-8, Class PO, PO, 01/16/32	361
1,535	Series 2003-11, Class SK, IF, IO, 7.453%, 02/16/33	325
4,539	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	563
40	Series 2003-24, Class PO, PO, 03/16/33	36
369	Series 2003-34, Class TO, PO, 02/16/32	366
1,430	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	254

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,971	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	175
1,842	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,155
365	Series 2003-76, Class LS, IF, IO, 6.955%, 09/20/31	22
92	Series 2003-90, Class PO, PO, 10/20/33	81
1,336	Series 2003-112, Class SA, IF, IO, 6.302%, 12/16/33	254
6,000	Series 2003-112, Class TS, IF, IO, 6.704%, 10/20/32	729
3,961	Series 2004-11, Class SW, IF, IO, 5.254%, 02/20/34	514
232	Series 2004-15, Class SA, IF, 18.987%, 12/20/32	286
256	Series 2004-28, Class S, IF, 18.982%, 04/16/34	375
727	Series 2004-34, Class SZ, IF, 7.500%, 02/20/34	741
526	Series 2004-46, Class AO, PO, 06/20/34	481
3,204	Series 2004-59, Class SG, IF, IO, 6.254%, 07/20/34	513
687	Series 2004-68, Class PO, PO, 05/20/31	677
170	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	182
259	Series 2004-73, Class AE, IF, 14.348%, 08/17/34	331
3,975	Series 2004-73, Class JL, IF, IO, 6.302%, 09/16/34	702
876	Series 2004-85, Class PO, PO, 01/17/33	861
1,882	Series 2004-90, Class SI, IF, IO, 5.855%, 10/20/34	287
1,566	Series 2005-3, Class SB, IF, IO, 5.855%, 01/20/35	239
3,162	Series 2005-17, Class SL, IF, IO, 6.455%, 07/20/34	553
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	154
262	Series 2005-35, Class FL, VAR, 0.596%, 03/20/32	261
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	946
799	Series 2005-68, Class DP, IF, 15.841%, 06/17/35	1,037
4,160	Series 2005-68, Class KI, IF, IO, 6.055%, 09/20/35	669
1,113	Series 2005-69, Class SY, IF, IO, 6.505%, 11/20/33	178
1,422	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,686

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	187

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,601	Series 2005-85, Class IO, IO, 5.500%, 01/16/35	272
199	Series 2005-93, Class JO, PO, 03/20/31	198
756	Series 2006-16, Class OP, PO, 03/20/36	692
570	Series 2006-22, Class AO, PO, 05/20/36	522
554	Series 2006-34, Class PO, PO, 07/20/36	509
3,786	Series 2006-38, Class SG, IF, IO, 6.405%, 09/20/33	344
2,120	Series 2006-38, Class SW, IF, IO, 6.254%, 06/20/36	274
643	Series 2006-59, Class SD, IF, IO, 6.455%, 10/20/36	106
2,192	Series 2007-9, Class DI, IF, IO, 6.265%, 03/20/37	333
780	Series 2007-17, Class AF, VAR, 0.448%, 04/16/37	776
3,589	Series 2007-17, Class JI, IF, IO, 6.563%, 04/16/37	572
493	Series 2007-17, Class JO, PO, 04/16/37	451
433	Series 2007-25, Class FN, VAR, 0.548%, 05/16/37	432
2,829	Series 2007-26, Class SC, IF, IO, 5.955%, 05/20/37	410
6,834	Series 2007-26, Class SW, IF, IO, 5.955%, 05/20/37	989
1,027	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	115
130	Series 2007-28, Class BO, PO, 05/20/37	119
3,209	Series 2007-31, Class AO, PO, 05/16/37	2,862
195	Series 2007-35, Class TO, PO, 04/20/35	193
121	Series 2007-36, Class HO, PO, 06/16/37	110
2,419	Series 2007-36, Class SE, IF, IO, 6.222%, 06/16/37	393
3,823	Series 2007-36, Class SG, IF, IO, 6.225%, 06/20/37	559
2,137	Series 2007-40, Class SD, IF, IO, 6.505%, 07/20/37	353
2,149	Series 2007-42, Class SB, IF, IO, 6.505%, 07/20/37	362
896	Series 2007-45, Class QA, IF, IO, 6.395%, 07/20/37	147
2,020	Series 2007-50, Class AI, IF, IO, 6.530%, 08/20/37	326
405	Series 2007-53, Class SW, IF, 19.469%, 09/20/37	562
2,427	Series 2007-57, Class PO, PO, 03/20/37	2,252
2,000	Series 2007-57, Class QA, IF, IO, 6.254%, 10/20/37	305

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1,913	Series 2007-70, Class TA, 5.750%, 08/20/36	2,001
2,727	Series 2007-71, Class SB, IF, IO, 6.455%, 07/20/36	320
3,980	Series 2007-74, Class SL, IF, IO, 6.293%, 11/16/37	594
1,933	Series 2007-76, Class SA, IF, IO, 6.284%, 11/20/37	292
2,911	Series 2007-79, Class SY, IF, IO, 6.305%, 12/20/37	453
999	Series 2007-81, Class SP, IF, IO, 6.405%, 12/20/37	159
785	Series 2007-82, Class SA, IF, IO, 6.284%, 12/20/37	119
421	Series 2008-1, Class PO, PO, 01/20/38	387
1,366	Series 2008-2, Class MS, IF, IO, 6.913%, 01/16/38	193
1,021	Series 2008-10, Class S, IF, IO, 5.585%, 02/20/38	138
3,849	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	666
913	Series 2008-20, Class PO, PO, 09/20/37	849
870	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	85
2,090	Series 2008-25, Class SB, IF, IO, 6.654%, 03/20/38	365
922	Series 2008-29, Class PO, PO, 02/17/33	883
2,323	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	332
894	Series 2008-33, Class XS, IF, IO, 7.453%, 04/16/38	130
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,743
2,203	Series 2008-36, Class SH, IF, IO, 6.055%, 04/20/38	324
5,435	Series 2008-40, Class SA, IF, IO, 6.153%, 05/16/38	1,160
2,384	Series 2008-41, Class SA, IF, IO, 6.095%, 05/20/38	350
727	Series 2008-47, Class V, 5.500%, 05/16/19	838
1,396	Series 2008-55, Class SA, IF, IO, 5.955%, 06/20/38	209
1,140	Series 2008-60, Class PO, PO, 01/20/38	1,085
6,067	Series 2008-62, Class SA, IF, IO, 5.905%, 07/20/38	1,007
2,508	Series 2008-64, Class ED, 6.500%, 04/20/28	2,769
3,000	Series 2008-65, Class ME, 5.750%, 09/20/37	3,325
650	Series 2008-71, Class SC, IF, IO, 5.754%, 08/20/38	88

SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,657	Series 2008-93, Class AS, IF, IO, 5.455%, 12/20/38	205
5,236	Series 2008-95, Class DS, IF, IO, 7.054%, 12/20/38	885
1,387	Series 2008-96, Class SL, IF, IO, 5.754%, 12/20/38	197
2,171	Series 2009-6, Class SA, IF, IO, 5.852%, 02/16/39	269
3,216	Series 2009-10, Class SA, IF, IO, 5.704%, 02/20/39	457
2,598	Series 2009-10, Class SL, IF, IO, 6.253%, 03/16/34	294
5,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	1,529
1,713	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	312
1,867	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	331
2,533	Series 2009-24, Class DS, IF, IO, 6.055%, 03/20/39	308
1,300	Series 2009-25, Class SE, IF, IO, 7.355%, 09/20/38	207
1,026	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	164
1,746	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	319
1,355	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	103
4,440	Series 2009-42, Class SC, IF, IO, 5.834%, 06/20/39	652
2,282	Series 2009-43, Class SA, IF, IO, 5.704%, 06/20/39	304
807	Series 2009-44, Class VA, 5.500%, 05/16/20	886
4,875	Series 2009-64, Class SN, IF, IO, 5.852%, 07/16/39	619
928	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	152
3,951	Series 2009-67, Class SA, IF, IO, 5.803%, 08/16/39	561
4,899	Series 2009-72, Class SM, IF, IO, 6.002%, 08/16/39	688
804	Series 2009-79, Class OK, PO, 11/16/37	744
4,640	Series 2009-83, Class TS, IF, IO, 5.855%, 08/20/39	676
9,279	Series 2009-102, Class SM, IF, IO, 6.153%, 06/16/39	1,180
1,530	Series 2009-104, Class AB, 7.000%, 08/16/39	1,856

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
4,315	Series 2009-106, Class AS, IF, IO, 6.153%, 11/16/39	689
5,514	Series 2009-106, Class ST, IF, IO, 5.754%, 02/20/38	824
2,638	Series 2009-121, Class VA, 5.500%, 11/20/20	3,043
652	Series 2010-14, Class AO, PO, 12/20/32	620
687	Series 2010-14, Class BO, PO, 11/20/35	636
2,500	Series 2010-14, Class CO, PO, 08/20/35	2,177
5,259	Series 2010-14, Class QP, 6.000%, 12/20/39	5,699
3,724	Series 2010-41, Class WA, VAR, 5.851%, 10/20/33	4,226
2,307	Series 2010-103, Class WA, VAR, 5.762%, 08/20/34	2,623
2,390	Series 2010-129, Class AW, VAR, 6.150%, 04/20/37	2,731
3,045	Series 2010-130, Class CP, 7.000%, 10/16/40	3,549
5,187	Series 2010-157, Class OP, PO, 12/20/40	4,566
5,305	Series 2011-22, Class WA, VAR, 5.947%, 02/20/37	6,048
2,124	Series 2011-56, Class BI, IO, 4.500%, 04/16/41	76
7,575	Series 2011-97, Class WA, VAR, 6.069%, 11/20/38	8,608
9,649	Series 2011-137, Class WA, VAR, 5.541%, 07/20/40	10,797
2,033	Series 2011-163, Class WA, VAR, 5.762%, 12/20/38	2,297
12,000	Series 2012-24, Class WA, VAR, 5.613%, 07/20/41	13,635
	NCUA Guaranteed Notes,
7,598	Series 2010-C1, Class APT, 2.650%, 10/29/20	7,930
3,550	Series 2010-R3, Class 1A, VAR, 0.822%, 12/08/20	3,563
1,208	Series 2010-R3, Class 3A, 2.400%, 12/08/20	1,240
	Vendee Mortgage Trust,
5,731	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	6,417
738	Series 1996-1, Class 1Z, 6.750%, 02/15/26	849
420	Series 1996-2, Class 1Z, 6.750%, 06/15/26	493
828	Series 1997-1, Class 2Z, 7.500%, 02/15/27	974
620	Series 1998-1, Class 2E, 7.000%, 03/15/28	727

		1,228,359

	Non-Agency CMO — 19.3%
57	ABN Amro Mortgage Corp., Series 2003-7, Class A3, 4.500%, 07/25/18	57

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	189

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
	American General Mortgage Loan Trust,
1,406	Series 2006-1, Class A5, VAR, 5.670%, 12/25/35 (e)	1,485
4,000	Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	4,054
3,000	Series 2009-1, Class A5, VAR, 5.750%, 09/25/48 (e)	3,061
5,300	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	5,467
2,006	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	2,071
1,346	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,419
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,975
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	909
1,712	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.378%, 09/25/35	727
	ASG Resecuritization Trust,
1,132	Series 2009-1, Class A60, VAR, 4.938%, 06/26/37 (e)	1,126
1,348	Series 2009-2, Class A55, VAR, 5.196%, 05/24/36 (e)	1,335
1,288	Series 2009-2, Class G60, VAR, 5.196%, 05/24/36 (e)	1,252
3,858	Series 2009-3, Class A65, VAR, 4.839%, 03/26/37 (e)	3,797
3,835	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	3,950
2,761	Series 2010-1, Class A85, VAR, 0.644%, 02/27/36 (e)	2,609
7,493	Series 2010-2, Class A60, VAR, 2.218%, 01/28/37 (e)	7,343
1,983	Series 2010-3, Class 2A22, VAR, 0.326%, 10/28/36 (e)	1,924
527	Series 2010-4, Class 2A20, VAR, 0.424%, 11/28/36 (e)	512
1,013	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	1,043
2,284	Series 2011-1, Class 3A50, VAR, 2.485%, 11/28/35 (e) (f) (i)	2,214
1,630	Series 2011-2, Class A48S, HB, IF, 23.258%, 02/28/36 (e)	2,232
	Banc of America Alternative Loan Trust,
285	Series 2003-3, Class APO, PO, 05/25/33	224
1,250	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	1,272

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,819	Series 2003-7, Class 2A4, 5.000%, 09/25/18	1,859
723	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	741
768	Series 2003-11, Class 2A1, 6.000%, 01/25/34	772
381	Series 2003-11, Class PO, PO, 01/25/34	265
1,028	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,083
302	Series 2004-1, Class 5A1, 5.500%, 02/25/19	309
724	Series 2004-6, Class 3A2, 6.000%, 07/25/34	736
3,925	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	695
3,346	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	656
	Banc of America Funding Corp.,
324	Series 2004-1, Class PO, PO, 03/25/34	263
1,519	Series 2004-3, Class 1A1, 5.500%, 10/25/34	1,560
36	Series 2004-3, Class 1A7, 5.500%, 10/25/34	36
1,060	Series 2004-C, Class 1A1, VAR, 5.040%, 12/20/34	1,031
1,782	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	265
379	Series 2005-4, Class 30PO, PO, 08/25/35	285
1,016	Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,024
131	Series 2005-7, Class 30PO, PO, 11/25/35	100
666	Series 2005-8, Class 30PO, PO, 01/25/36	530
2,817	Series 2005-E, Class 4A1, VAR, 2.661%, 03/20/35	2,608
571	Series 2010-R4, Class 5A1, VAR, 0.394%, 07/26/36 (e)	555
2,468	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	2,558
3,273	Series 2010-R11A, Class 1A6, VAR, 5.362%, 08/26/35 (e)	3,323
	Banc of America Mortgage Securities, Inc.,
1,847	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,894
331	Series 2003-3, Class 2A1, VAR, 0.794%, 05/25/18	316
968	Series 2003-6, Class 2A1, VAR, 0.694%, 08/25/18	925
753	Series 2003-8, Class 2A5, 5.000%, 11/25/18	779
149	Series 2003-8, Class APO, PO, 11/25/33	116
176	Series 2003-9, Class 1A2, PO, 12/25/33	129
1,275	Series 2003-A, Class 4A1, VAR, 2.997%, 02/25/33	1,115
874	Series 2003-C, Class 3A1, VAR, 2.902%, 04/25/33	888
1,988	Series 2003-E, Class 2A2, VAR, 2.888%, 06/25/33	1,928

SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,000	Series 2004-3, Class 1A26, 5.500%, 04/25/34	3,066
2,832	Series 2004-3, Class 15IO, IO, VAR, 0.246%, 04/25/19	12
28	Series 2004-4, Class 1A9, 5.000%, 05/25/34	28
189	Series 2004-4, Class APO, PO, 05/25/34	143
21,691	Series 2004-5, Class 15IO, IO, VAR, 0.251%, 06/25/19	104
250	Series 2004-6, Class APO, PO, 07/25/34	182
142	Series 2004-9, Class 3A1, 6.500%, 09/25/32	149
1,402	Series 2004-C, Class 2A2, VAR, 2.890%, 04/25/34	1,359
1,182	Series 2004-J, Class 3A1, VAR, 2.912%, 11/25/34	1,040
	BCAP LLC Trust,
1,781	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	1,815
1,097	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	1,099
269	Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	267
1,755	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	1,720
2,000	Series 2009-RR14, Class 3A2, VAR, 2.713%, 08/26/35 (e)	1,820
982	Series 2009-RR14, Class 4A1, VAR, 2.778%, 03/26/36 (e)	979
902	Series 2010-RR4, Class 2A1, VAR, 0.994%, 06/26/37 (e)	839
810	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e) (f) (i)	815
570	Series 2010-RR5, Class 1A4, VAR, 5.000%, 11/26/37 (e)	562
3,201	Series 2010-RR5, Class 2A5, VAR, 5.213%, 04/26/37 (e)	3,181
848	Series 2010-RR6, Class 5A1, VAR, 5.141%, 11/26/37 (e)	847
3,386	Series 2010-RR7, Class 1A5, VAR, 5.008%, 04/26/35 (e)	3,317
6,839	Series 2010-RR7, Class 2A1, VAR, 4.624%, 07/26/45 (e)	6,451
1,836	Series 2010-RR7, Class 15A1, VAR, 1.044%, 01/26/36 (e)	1,702
1,649	Series 2010-RR7, Class 16A1, VAR, 0.882%, 02/26/47 (e)	1,529
1,205	Series 2010-RR8, Class 3A3, VAR, 5.078%, 05/26/35 (e)	1,198

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,500	Series 2010-RR8, Class 3A4, VAR, 5.078%, 05/26/35 (e)	1,344
881	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	897
2,178	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	2,180
2,303	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	2,307
2,193	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e) (f) (i)	2,083
3,508	Series 2011-RR5, Class 11A3, VAR, 0.394%, 05/28/36 (e)	3,097
2,500	Series 2011-RR5, Class 14A3, VAR, 1.414%, 07/26/36 (e) (f) (i)	2,368
3,320	Series 2011-RR10, Class 2A1, VAR, 0.525%, 09/26/37 (e)	2,847
1,981	Series 2012-RR1, Class 5A1, VAR, 6.500%, 07/26/37 (e) (f) (i)	2,047
5,495	Series 2012-RR2, Class 1A1, VAR, 08/26/36 (f) (i)	5,087
	Bear Stearns Adjustable Rate Mortgage Trust,
817	Series 2003-4, Class 3A1, VAR, 4.990%, 07/25/33	819
328	Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	321
886	Series 2004-1, Class 12A1, VAR, 2.882%, 04/25/34	746
1,086	Series 2004-2, Class 14A, VAR, 5.037%, 05/25/34	1,085
2,242	Series 2005-5, Class A1, VAR, 2.220%, 08/25/35	2,144
2,925	Series 2006-1, Class A1, VAR, 2.520%, 02/25/36	2,560
932	Bear Stearns Alt-A Trust, Series 2005-2, Class 1A1, VAR, 0.744%, 03/25/35	775
1,405	Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.250%, 10/25/33	1,420
371	Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	271
	Chase Mortgage Finance Corp.,
363	Series 2003-S2, Class A1, 5.000%, 03/25/18	367
280	Series 2003-S6, Class A1, 5.000%, 06/25/18	285
409	Series 2003-S10, Class AP, PO, 11/25/18	385
595	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	620
4,044	Series 2007-A1, Class 1A3, VAR, 2.776%, 02/25/37	4,088

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	191

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
705	Series 2007-A1, Class 2A1, VAR, 2.757%, 02/25/37	692
885	Series 2007-A1, Class 7A1, VAR, 2.748%, 02/25/37	864
966	Series 2007-A1, Class 9A1, VAR, 2.770%, 02/25/37	971
1,719	Series 2007-A2, Class 2A1, VAR, 2.764%, 07/25/37	1,741
	Citicorp Mortgage Securities, Inc.,
244	Series 2003-8, Class APO, PO, 08/25/33	180
850	Series 2004-1, Class 3A1, 4.750%, 01/25/34	865
1,532	Series 2004-4, Class A4, 5.500%, 06/25/34	1,603
1,137	Series 2004-5, Class 2A5, 4.500%, 08/25/34	1,176
245	Series 2005-6, Class APO, PO, 09/25/35	198
	Citigroup Mortgage Loan Trust, Inc.,
742	Series 2003-1, Class 2A5, 5.250%, 10/25/33	755
269	Series 2003-1, Class PO3, PO, 09/25/33	195
44	Series 2003-1, Class WA2, 6.500%, 06/25/31	46
53	Series 2003-1, Class WPO2, PO, 06/25/31	40
76	Series 2003-UP3, Class A3, 7.000%, 09/25/33	78
454	Series 2003-UST1, Class A1, 5.500%, 12/25/18	476
78	Series 2003-UST1, Class PO1, PO, 12/25/18	65
85	Series 2003-UST1, Class PO2, PO, 12/25/18	68
35	Series 2003-UST1, Class PO3, PO, 12/25/18	30
660	Series 2004-UST1, Class A3, VAR, 2.390%, 08/25/34	658
565	Series 2004-UST1, Class A6, VAR, 5.079%, 08/25/34	576
364	Series 2005-1, Class 2A1A, VAR, 2.731%, 04/25/35	234
1,225	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,216
1,013	Series 2005-5, Class 1A2, VAR, 3.537%, 08/25/35	568
2,891	Series 2008-AR4, Class 1A1A, VAR, 3.075%, 11/25/38 (e)	2,874
2,019	Series 2009-10, Class 1A1, VAR, 2.460%, 09/25/33 (e)	1,952
1,994	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,086
2,851	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,897
1,069	Series 2010-7, Class 10A1, VAR, 2.612%, 02/25/35 (e)	1,038
15,441	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	15,781

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
14,866	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	15,326
1,075	Series 2011-3, Class 1A1, VAR, 0.324%, 02/25/47 (e)	1,054
1,775	Series 2011-10, Class 4A1, VAR, 0.484%, 02/25/46 (e) (f) (i)	1,588
	Countrywide Alternative Loan Trust,
250	Series 2002-8, Class A4, 6.500%, 07/25/32	262
962	Series 2002-11, Class M, 6.500%, 10/25/32	925
323	Series 2003-6T2, Class A6, 5.500%, 06/25/33	303
274	Series 2003-J1, Class PO, PO, 10/25/33	232
1,633	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,562
1,788	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	1,829
146	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	150
2,389	Series 2005-1CB, Class 1A6, IF, IO, 6.856%, 03/25/35	315
329	Series 2005-5R, Class A1, 5.250%, 12/25/18	334
8,566	Series 2005-20CB, Class 3A8, IF, IO, 4.506%, 07/25/35	1,024
6,589	Series 2005-22T1, Class A2, IF, IO, 4.826%, 06/25/35	807
90	Series 2005-26CB, Class A10, IF, 12.608%, 07/25/35	90
62	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	62
297	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	250
11,622	Series 2005-37T1, Class A2, IF, IO, 4.806%, 09/25/35	1,685
12,549	Series 2005-54CB, Class 1A2, IF, IO, 4.606%, 11/25/35	1,902
53	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	49
2,002	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,585
1,437	Series 2005-57CB, Class 3A2, IF, IO, 4.856%, 12/25/35	160
970	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	682
1,159	Series 2005-86CB, Class A11, 5.500%, 02/25/36	811
4,696	Series 2005-J1, Class 1A4, IF, IO, 4.856%, 02/25/35	542
28,616	Series 2006-7CB, Class 1A2, IF, IO, 5.056%, 05/25/36	4,775

SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,244	Series 2006-26CB, Class A9, 6.500%, 09/25/36	780
	Countrywide Home Loan Mortgage Pass-Through Trust,
1,183	Series 2002-36, Class A22, 6.000%, 01/25/33	1,218
167	Series 2003-18, Class A12, 5.500%, 07/25/33	160
729	Series 2003-26, Class 1A6, 3.500%, 08/25/33	726
127	Series 2003-34, Class A6, 5.250%, 09/25/33	127
3,057	Series 2003-39, Class A6, 5.000%, 10/25/33	3,020
204	Series 2003-44, Class A9, PO, 10/25/33	176
366	Series 2003-J7, Class 4A3, IF, 9.458%, 08/25/18	368
128	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	131
2,311	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	2,363
1,092	Series 2004-3, Class A26, 5.500%, 04/25/34	1,127
255	Series 2004-3, Class PO, PO, 04/25/34	209
2,283	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,367
240	Series 2004-7, Class 2A1, VAR, 2.288%, 06/25/34	217
1,458	Series 2004-13, Class 1A4, 5.500%, 08/25/34	1,483
545	Series 2004-28R, Class A1, 5.500%, 08/25/33	547
353	Series 2004-HYB1, Class 2A, VAR, 2.945%, 05/20/34	307
1,429	Series 2004-HYB3, Class 2A, VAR, 2.559%, 06/20/34	1,156
942	Series 2004-HYB6, Class A3, VAR, 2.715%, 11/20/34	751
424	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	434
1,166	Series 2005-16, Class A23, 5.500%, 09/25/35	1,163
2,559	Series 2005-22, Class 2A1, VAR, 2.713%, 11/25/35	1,783
7,683	Series 2007-4, Class 1A52, IF, IO, 5.156%, 05/25/37	1,273
	Credit Suisse Mortgage Capital Certificates,
2,704	Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	2,704
451	Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	451
1,150	Series 2010-16, Class A3, VAR, 3.965%, 06/25/50 (e)	1,026

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
2,250	Series 2010-16, Class A4, VAR, 4.250%, 06/25/50 (e)	1,770
872	Series 2010-1R, Class 5A1, VAR, 5.000%, 01/27/36 (e)	893
1,179	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	1,181
1,882	Series 2010-11R, Class A1, VAR, 1.271%, 06/28/47 (e)	1,806
1,050	Series 2010-12R, Class 5A1, VAR, 3.000%, 04/26/37 (e)	1,037
558	Series 2010-12R, Class 14A1, VAR, 2.689%, 09/26/46 (e)	549
665	Series 2010-15R, Class 7A1, VAR, 4.748%, 10/26/37 (e)	663
500	Series 2010-15R, Class 7A2, VAR, 4.748%, 10/26/37 (e)	450
2,490	Series 2011-1R, Class A1, VAR, 1.244%, 02/27/47 (e)	2,450
1,672	Series 2011-6R, Class 3A1, VAR, 2.849%, 07/28/36 (e)	1,536
6,582	Series 2011-7R, Class A1, VAR, 1.494%, 08/28/47 (e)	6,459
7,767	Series 2011-9R, Class A1, VAR, 2.244%, 03/27/46 (e)	7,660
6,423	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	6,435
	CS First Boston Mortgage Securities Corp.,
1,264	Series 2003-1, Class DB1, 6.564%, 02/25/33	1,103
1,054	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,069
3,852	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,979
1,675	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,734
894	Series 2003-29, Class 1A1, 6.500%, 12/25/33	926
585	Series 2003-29, Class 5A1, 7.000%, 12/25/33	625
1,253	Series 2003-AR15, Class 3A1, VAR, 2.852%, 06/25/33	1,219
1,439	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,518
1,091	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,126
1,563	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,644
1,465	Series 2004-8, Class 3A5, 5.500%, 12/25/34	1,517
2,985	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	453
2,152	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	318

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	193

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
879	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.591%, 02/25/20	904
	Deutsche Mortgage Securities, Inc.,
777	Series 2009-RS2, Class 4A1, VAR, 0.406%, 04/26/37 (e)	748
380	Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	378
1,204	Series 2010-RS2, Class A1, VAR, 1.520%, 06/28/47 (e)	1,204
1,217	FDIC Trust, Series 2011-N1, Class A1, 4.500%, 12/25/16 (e) (f) (i)	1,217
	First Horizon Alternative Mortgage Securities,
1,530	Series 2004-AA4, Class A1, VAR, 2.247%, 10/25/34	1,235
441	Series 2005-AA5, Class 1A2, VAR, 2.374%, 07/25/35	85
974	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	657
11,599	Series 2007-FA4, Class 1A2, IF, IO, 5.406%, 08/25/37	2,070
	First Horizon Asset Securities, Inc.,
209	Series 2003-7, Class 2A1, 4.500%, 09/25/18	215
301	Series 2003-8, Class 2A1, 4.500%, 09/25/18	304
2,174	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,202
625	Series 2004-AR2, Class 2A1, VAR, 2.746%, 05/25/34	591
319	Series 2004-AR7, Class 2A1, VAR, 2.617%, 02/25/35 (m)	307
685	Series 2004-AR7, Class 2A2, VAR, 2.617%, 02/25/35	621
1,392	Series 2005-AR1, Class 2A2, VAR, 2.673%, 04/25/35	1,310
	Freedom Trust,
931	Series 2011-3, Class A11, VAR, 4.766%, 09/01/51 (e)	913
2,500	Series 2011-4, Class A18, VAR, 3.901%, 03/25/37 (e)	2,464
	GMAC Mortgage Corp. Loan Trust,
928	Series 2003-AR1, Class A4, VAR, 3.030%, 10/19/33	913
2,548	Series 2003-AR2, Class 2A4, VAR, 2.994%, 12/19/33	2,499
1,318	Series 2003-J7, Class A7, 5.000%, 11/25/33	1,364
181	Series 2003-J7, Class A10, 5.500%, 11/25/33	189
191	Series 2003-J8, Class A, 5.250%, 12/25/33	195
1,296	Series 2004-J1, Class A20, 5.500%, 04/25/34	1,329

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
31	Series 2004-J2, Class A2, VAR, 0.744%, 06/25/34	31
3,203	Series 2004-J5, Class A7, 6.500%, 01/25/35	3,361
1,135	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,162
408	Series 2005-AR3, Class 3A3, VAR, 3.061%, 06/19/35	402
3,424	Series 2005-AR3, Class 3A4, VAR, 3.061%, 06/19/35	2,911
	GSMPS Mortgage Loan Trust,
687	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	696
338	Series 2004-4, Class 1AF, VAR, 0.644%, 06/25/34 (e)	289
677	Series 2005-RP2, Class 1AF, VAR, 0.594%, 03/25/35 (e)	547
3,913	Series 2005-RP3, Class 1AF, VAR, 0.594%, 09/25/35 (e)	2,961
1,778	Series 2005-RP3, Class 1AS, IO, VAR, 5.080%, 09/25/35 (e)	268
3,702	Series 2006-RP2, Class 1AS2, IF, IO, 5.228%, 04/25/36 (e)	543
	GSR Mortgage Loan Trust,
473	Series 2003-13, Class 1A1, VAR, 4.442%, 10/25/33	476
180	Series 2003-6F, Class A2, VAR, 0.644%, 09/25/32	170
1,568	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	1,554
161	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	161
3,884	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	4,061
3,903	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	4,095
88	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	89
324	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	320
70	Series 2005-5F, Class 2A3, 5.500%, 06/25/35	70
1,312	Series 2005-5F, Class 8A3, VAR, 0.744%, 06/25/35	1,157
5,312	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	5,213
949	Series 2006-1F, Class 1AP, PO, 02/25/36	730
8,423	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	7,449
3,100	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	2,998
503	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.764%, 04/25/35	302
	Impac Secured Assets CMN Owner Trust,
1,396	Series 2001-8, Class A6, 6.440%, 01/25/32	1,430
1,449	Series 2006-1, Class 2A1, VAR, 0.594%, 05/25/36	1,298

SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,978	Series 2006-2, Class 2A1, VAR, 0.594%, 08/25/36	2,767
	Indymac Index Mortgage Loan Trust,
9,600	Series 2005-AR11, Class A7, IO, VAR, 0.122%, 08/25/35	48
312	Series 2006-AR3, Class 2A1A, VAR, 2.778%, 03/25/36	162
	JP Morgan Mortgage Trust,
714	Series 2004-A3, Class 4A1, VAR, 2.749%, 07/25/34	686
728	Series 2004-A4, Class 1A1, VAR, 2.761%, 09/25/34	732
446	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	460
2,000	Series 2005-A1, Class 3A4, VAR, 5.011%, 02/25/35	1,977
404	Series 2005-A1, Class 5A1, VAR, 4.436%, 02/25/35	406
2,761	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	2,660
4,074	Series 2006-A2, Class 5A3, VAR, 2.647%, 11/25/33	3,975
967	Series 2006-A3, Class 6A1, VAR, 2.762%, 08/25/34	856
930	Series 2007-A1, Class 5A2, VAR, 2.852%, 07/25/35	853
1,045	JP Morgan Reremic, Series 2010-4, Class 7A1, VAR, 4.274%, 08/26/35 (e)	1,017
48	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	47
	Lehman Mortgage Trust,
1,120	Series 2006-2, Class 1A1, VAR, 6.494%, 04/25/36	1,082
772	Series 2007-6, Class 1A8, 6.000%, 07/25/37	597
1,500	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,098
	LVII Resecuritization Trust,
707	Series 2009-2, Class A4, VAR, 3.000%, 09/27/37 (e)	690
3,150	Series 2009-2, Class A5, VAR, 3.000%, 09/27/37 (e)	3,134
	MASTR Adjustable Rate Mortgages Trust,
223	Series 2004-3, Class 4A2, VAR, 2.392%, 04/25/34	207
55	Series 2004-4, Class 2A1, VAR, 1.850%, 05/25/34	35
815	Series 2004-13, Class 2A1, VAR, 2.662%, 04/21/34	804
2,241	Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	2,244

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
3,000	Series 2004-13, Class 3A7, VAR, 2.718%, 11/21/34	2,907
312	Series 2004-15, Class 3A1, VAR, 3.041%, 12/25/34	246
	MASTR Alternative Loans Trust,
488	Series 2003-4, Class 2A1, 6.250%, 06/25/33	495
475	Series 2003-8, Class 3A1, 5.500%, 12/25/33	483
1,042	Series 2003-8, Class 5A1, 5.000%, 11/25/18	1,080
204	Series 2003-9, Class 8A1, 6.000%, 01/25/34	205
160	Series 2004-1, Class 30PO, PO, 02/25/34	127
815	Series 2004-3, Class 2A1, 6.250%, 04/25/34	826
344	Series 2004-3, Class 30PO, PO, 04/25/34	273
339	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	55
427	Series 2004-5, Class 30PO, PO, 06/25/34	337
201	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	39
2,035	Series 2004-6, Class 7A1, 6.000%, 07/25/34	2,025
235	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	44
185	Series 2004-7, Class 30PO, PO, 08/25/34	143
766	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	147
579	Series 2004-10, Class 1A1, 4.500%, 09/25/19	593
3,198	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	539
	MASTR Asset Securitization Trust,
474	Series 2003-2, Class 1A1, 5.000%, 03/25/18	488
187	Series 2003-2, Class 2A1, 4.500%, 03/25/18	190
832	Series 2003-3, Class 3A18, 5.500%, 04/25/33	858
161	Series 2003-4, Class 3A2, 5.000%, 05/25/18	165
215	Series 2003-4, Class 5A1, 5.500%, 05/25/33	228
308	Series 2003-8, Class 1A1, 5.500%, 09/25/33	320
340	Series 2003-9, Class 15PO, PO, 10/25/18	287
141	Series 2003-10, Class 15PO, PO, 11/25/18	119
75	Series 2003-11, Class 15PO, PO, 12/25/18	63
541	Series 2003-12, Class 6A1, 5.000%, 12/25/33	552
144	Series 2004-1, Class 30PO, PO, 02/25/34	114
166	Series 2004-3, Class PO, PO, 03/25/34	123
387	Series 2004-4, Class 3A1, 4.500%, 04/25/19	396
526	Series 2004-6, Class 2A9, 5.250%, 11/26/16	526
214	Series 2004-8, Class 1A1, 4.750%, 08/25/19	220
235	Series 2004-8, Class PO, PO, 08/25/19	198

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	195

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
113		Series 2004-9, Class 5A1, 5.250%, 09/25/19	117
1,199		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,267
1,000		Series 2006-2, Class 1A30, 6.000%, 06/25/36	851
3,622		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.594%, 05/25/35 (e)	2,716
2,595		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	2,024
		Merrill Lynch Mortgage Investors, Inc.,
337		Series 2003-A4, Class 2A, VAR, 2.730%, 07/25/33	333
1,202		Series 2003-A5, Class 2A6, VAR, 2.499%, 08/25/33	1,174
1,555		Series 2004-A4, Class A2, VAR, 2.603%, 08/25/34	1,480
215		Series 2005-A1, Class 3A, VAR, 2.791%, 12/25/34	204
		Merrill Lynch Trust,
—	(h)	Series 7, Class B, PO, 04/20/18	1
46		Series 47, Class Z, 8.985%, 10/20/20	51
		MLCC Mortgage Investors, Inc.,
1,027		Series 2003-A, Class 2A2, VAR, 1.163%, 03/25/28	926
912		Series 2003-E, Class A1, VAR, 0.864%, 10/25/28	797
1,290		Series 2004-1, Class 2A1, VAR, 2.195%, 12/25/34	1,270
1,183		Series 2004-D, Class A2, VAR, 1.113%, 08/25/29	1,073
1,085		Series 2004-E, Class A2A, VAR, 0.887%, 11/25/29	1,002
1,756		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	1,781
—	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,205.250%, 04/20/21	7
		MortgageIT Trust,
768		Series 2005-1, Class 1A1, VAR, 0.564%, 02/25/35	612
299		Series 2005-5, Class A1, VAR, 0.504%, 12/25/35	197
		Nomura Asset Acceptance Corp.,
275		Series 2003-A1, Class A1, 5.500%, 05/25/33	287
57		Series 2003-A1, Class A2, 6.000%, 05/25/33	58
44		Series 2003-A1, Class A5, 7.000%, 04/25/33	46
35		Series 2003-A1, Class A7, 5.000%, 04/25/18	35

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
741	Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	728
	Prime Mortgage Trust,
155	Series 2004-1, Class 2A3, 5.250%, 08/25/34	160
1,610	Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,709
777	Series 2005-4, Class 2PO, PO, 10/25/35	626
1,150	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.700%, 05/25/35	1,108
	RBSSP Resecuritization Trust,
1,249	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,268
538	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	565
1,196	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	1,203
1,246	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	1,244
1,983	Series 2009-12, Class 1A1, VAR, 5.700%, 11/25/33 (e)	2,089
1,283	Series 2009-12, Class 14A1, VAR, 5.500%, 03/25/23 (e)	1,316
1,845	Series 2009-13, Class 1A1, VAR, 5.000%, 10/26/21 (e)	1,841
678	Series 2010-2, Class 2A1, 4.500%, 11/26/22 (e)	682
2,509	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	2,490
	Residential Accredit Loans, Inc.,
271	Series 2001-QS19, Class A2, 6.000%, 12/25/16	276
71	Series 2002-QS16, Class A3, IF, 16.113%, 10/25/17	81
1,100	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,083
240	Series 2003-QR24, Class A5, 4.000%, 07/25/33	241
276	Series 2003-QS1, Class A6, 4.250%, 01/25/33	278
243	Series 2003-QS3, Class A2, IF, 15.963%, 02/25/18	261
424	Series 2003-QS3, Class A8, IF, IO, 7.356%, 02/25/18	44
620	Series 2003-QS9, Class A3, IF, IO, 7.306%, 05/25/18	93
759	Series 2003-QS12, Class A2A, IF, IO, 7.356%, 06/25/18	113

SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
333	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	33
1,145	Series 2003-QS13, Class A5, VAR, 0.894%, 07/25/33	987
6,802	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	169
855	Series 2003-QS14, Class A1, 5.000%, 07/25/18	871
876	Series 2003-QS18, Class A1, 5.000%, 09/25/18	902
858	Series 2003-QS19, Class A1, 5.750%, 10/25/33	890
1,076	Series 2004-QA4, Class NB3, VAR, 3.747%, 09/25/34	1,007
387	Series 2004-QA6, Class NB2, VAR, 3.100%, 12/26/34	264
1,530	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,350
194	Series 2004-QS8, Class A2, 5.000%, 06/25/34	195
665	Series 2004-QS10, Class A6, 6.000%, 07/25/34	686
2,000	Series 2005-QA6, Class A32, VAR, 5.606%, 05/25/35	1,126
309	Series 2005-QA10, Class A31, VAR, 3.677%, 09/25/35	199
631	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	429
	Residential Asset Securitization Trust,
87	Series 2002-A13, Class A4, 5.250%, 12/25/17	89
665	Series 2003-A5, Class A1, 5.500%, 06/25/33	679
499	Series 2003-A13, Class A3, 5.500%, 01/25/34	499
133	Series 2003-A14, Class A1, 4.750%, 02/25/19	135
964	Series 2004-IP2, Class 1A1, VAR, 2.552%, 12/25/34	864
6,785	Series 2005-A2, Class A4, IF, IO, 4.806%, 03/25/35	700
3,586	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	730
1,257	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	839
781	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	578
	Residential Funding Mortgage Securities I,
1,556	Series 2003-S4, Class A4, 5.750%, 03/25/33	1,636
1,554	Series 2003-S13, Class A3, 5.500%, 06/25/33	1,606

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
252	Series 2003-S14, Class A4, PO, 07/25/18	218
684	Series 2003-S16, Class A3, 5.000%, 09/25/18	706
679	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	695
616	Series 2004-S6, Class 2A6, PO, 06/25/34	452
870	Series 2005-SA4, Class 1A1, VAR, 2.884%, 09/25/35	618
	Residential Funding Securities LLC,
29	Series 2002-RM1, Class API, PO, 12/25/17	28
52	Series 2003-RM2, Class AP-3, PO, 05/25/33	37
	Salomon Brothers Mortgage Securities VII, Inc.,
1,501	Series 2003-HYB1, Class A, VAR, 2.736%, 09/25/33	1,438
91	Series 2003-UP2, Class PO1, PO, 12/25/18	82
	Sequoia Mortgage Trust,
1,787	Series 2003-1, Class 1A, VAR, 0.625%, 04/20/33	1,696
1,201	Series 2004-8, Class A1, VAR, 0.596%, 09/20/34	1,050
1,883	Series 2004-8, Class A2, VAR, 1.122%, 09/20/34	1,668
1,559	Series 2004-10, Class A1A, VAR, 0.555%, 11/20/34	1,395
	Springleaf Mortgage Loan Trust,
3,557	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	3,612
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,650
2,934	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.916%, 06/25/34	2,895
1,938	Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, VAR, 0.905%, 10/19/34	1,722
	Structured Asset Securities Corp.,
65	Series 2002-10H, Class 1AP, PO, 05/25/32	48
237	Series 2003-8, Class 1A2, 5.000%, 04/25/18	243
505	Series 2003-16, Class A3, VAR, 0.744%, 06/25/33	481
17	Series 2003-21, Class 1A3, 5.500%, 07/25/33	17
622	Series 2003-32, Class 1A1, VAR, 5.268%, 11/25/33	651
400	Series 2003-31A, Class B1, VAR, 2.512%, 10/25/33	162
1,168	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,182
602	Series 2003-33H, Class 1APO, PO, 10/25/33	456

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	197

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,044	Series 2003-34A, Class 3A3, VAR, 2.512%, 11/25/33	966
4,175	Series 2003-37A, Class 2A, VAR, 5.028%, 12/25/33	4,194
984	Series 2004-20, Class 1A3, 5.250%, 11/25/34 (m)	987
3,000	Series 2004-5H, Class A4, 5.540%, 12/25/33	2,927
714	Series 2005-6, Class 4A1, 5.000%, 05/25/35	704
	Thornburg Mortgage Securities Trust,
251	Series 2003-4, Class A1, VAR, 0.884%, 09/25/43	238
240	Series 2004-1, Class II2A, VAR, 1.791%, 03/25/44	219
	Vericrest Opportunity Loan Transferee,
1,273	Series 2011-NL1A, Class A1, VAR, 5.926%, 12/26/50 (e) (f) (i)	1,281
2,200	Series 2011-NL1A, Class A2, VAR, 9.077%, 12/26/50 (e) (f) (i)	2,224
1,088	Series 2011-NL2A, Class A1, VAR, 5.682%, 06/25/51 (e) (f) (i)	1,092
2,000	Series 2011-NL2A, Class A2, VAR, 9.317%, 06/25/51 (e) (f) (i)	2,016
1,400	Series 2011-NL3A, Class A1, VAR, 5.194%, 09/25/51 (e)	1,404
671	Series 2011-NL3A, Class A2, VAR, 9.318%, 09/25/51 (e)	673
	WaMu Mortgage Pass-Through Certificates,
122	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	125
1,433	Series 2003-AR7, Class A7, VAR, 2.443%, 08/25/33	1,418
1,052	Series 2003-AR8, Class A, VAR, 2.486%, 08/25/33	1,050
4,038	Series 2003-AR9, Class 1A6, VAR, 2.461%, 09/25/33	4,004
1,037	Series 2003-AR9, Class 2A, VAR, 2.545%, 09/25/33	1,047
1,573	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,654
381	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	389
203	Series 2003-S7, Class A1, 4.500%, 08/25/18	208
610	Series 2003-S8, Class A4, 4.500%, 09/25/18	616
808	Series 2003-S8, Class A6, 4.500%, 09/25/18	840
4,662	Series 2003-S9, Class A8, 5.250%, 10/25/33	4,799
160	Series 2003-S9, Class P, PO, 10/25/33	124
313	Series 2003-S11, Class 2A5, IF, 16.379%, 11/25/33	327
261	Series 2004-AR3, Class A1, VAR, 2.549%, 06/25/34	257

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
1,769	Series 2004-AR3, Class A2, VAR, 2.549%, 06/25/34	1,741
1,507	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,548
417	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	436
690	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	716
663	Series 2004-S1, Class 1A3, VAR, 0.644%, 03/25/34	646
3,672	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,764
378	Series 2006-AR10, Class 2P, VAR, 09/25/36	211
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
419	Series 2005-1, Class 1A1, 5.500%, 03/25/35	373
11,742	Series 2005-2, Class 1A4, IF, IO, 4.806%, 04/25/35	1,426
1,357	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,156
331	Series 2005-4, Class DP, PO, 06/25/20	291
1,571	Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,266
15,153	Series 2005-11, Class A4, IF, IO, 4.706%, 01/25/36	2,369
	Washington Mutual MSC Mortgage Pass-Through Certificates,
910	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	951
132	Series 2004-RA4, Class 1P, PO, 04/25/19	115
3,633	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	3,633
	Wells Fargo Mortgage-Backed Securities Trust,
590	Series 2003-8, Class A9, 4.500%, 08/25/18	614
215	Series 2003-11, Class 1A4, 4.750%, 10/25/18	215
965	Series 2003-11, Class 1A10, 4.750%, 10/25/18	993
302	Series 2003-11, Class 1APO, PO, 10/25/18	256
628	Series 2003-13, Class A7, 4.500%, 11/25/18	638
123	Series 2003-14, Class 1A1, 4.750%, 12/25/18	127
1,014	Series 2003-15, Class 1A1, 4.750%, 12/25/18	1,048
298	Series 2003-16, Class 2A1, 4.500%, 12/25/18	305
8,394	Series 2003-16, Class 2AIO, IO, VAR, 0.115%, 12/25/18	18
609	Series 2003-17, Class APO, PO, 01/25/34	457
751	Series 2003-K, Class 1A1, VAR, 4.430%, 11/25/33	760
206	Series 2003-K, Class 1A2, VAR, 4.430%, 11/25/33	212

SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
470	Series 2004-1, Class A11, PO, 02/25/34	354
312	Series 2004-2, Class APO, PO, 01/25/19	267
223	Series 2004-7, Class 2A1, 4.500%, 07/25/19	228
770	Series 2004-7, Class 2A2, 5.000%, 07/25/19	794
375	Series 2004-B, Class A1, VAR, 4.914%, 02/25/34	384
845	Series 2004-BB, Class A4, VAR, 2.618%, 01/25/35	844
1,963	Series 2004-EE, Class 2A1, VAR, 2.707%, 12/25/34	1,922
245	Series 2004-EE, Class 2A2, VAR, 2.707%, 12/25/34	243
1,058	Series 2004-EE, Class 3A1, VAR, 2.749%, 12/25/34	1,056
2,433	Series 2004-I, Class 1A1, VAR, 2.692%, 07/25/34	2,375
5,656	Series 2004-P, Class 2A1, VAR, 2.677%, 09/25/34	5,571
170	Series 2004-Q, Class 1A3, VAR, 2.636%, 09/25/34	168
3,206	Series 2004-U, Class A1, VAR, 2.716%, 10/25/34	3,162
1,427	Series 2004-V, Class 1A1, VAR, 2.710%, 10/25/34	1,387
710	Series 2005-1, Class 2A1, 5.000%, 01/25/20	728
387	Series 2005-9, Class 1APO, PO, 10/25/35	310
913	Series 2005-13, Class A1, 5.000%, 11/25/20	958
77	Series 2005-15, Class APO, PO, 12/25/20	65
1,354	Series 2005-AR8, Class 2A1, VAR, 2.686%, 06/25/35	1,279
652	Series 2005-AR16, Class 2A1, VAR, 2.652%, 02/25/34	618
2,200	Series 2007-7, Class A7, 6.000%, 06/25/37	2,074
1,422	Series 2007-11, Class A14, 6.000%, 08/25/37	1,336

		588,453

	Total Collateralized Mortgage Obligations (Cost $1,713,412)	1,816,812

Commercial Mortgage-Backed Securities — 1.4%
	Banc of America Commercial Mortgage, Inc.,
700	Series 2005-3, Class A4, 4.668%, 07/10/43	769
800	Series 2005-3, Class AM, 4.727%, 07/10/43	846
500	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	558
1,000	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	1,126
2,000	Series 2006-4, Class A4, 5.634%, 07/10/46	2,269

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Bear Stearns Commercial Mortgage Securities,
1,000	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	1,078
500	Series 2006-PW11, Class A4, VAR, 5.459%, 03/11/39	565
1,446	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	1,599
4,027	FDIC Structured Sale Guaranteed Notes, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	4,195
26,687	GS Mortgage Securities Corp. II, Series 2006-GG8, Class X, IO, VAR, 0.619%, 11/10/39 (e)	579
	JP Morgan Chase Commercial Mortgage Securities Corp.,
2,000	Series 2003-PM1A, Class A4, VAR, 5.326%, 08/12/40	2,102
1,200	Series 2004-CB8, Class A4, 4.404%, 01/12/39	1,268
105,464	Series 2006-CB15, Class X1, IO, VAR, 0.076%, 06/12/43	722
	LB-UBS Commercial Mortgage Trust,
1,708	Series 2004-C2, Class A4, 4.367%, 03/15/36	1,796
65,533	Series 2006-C1, Class XCL, IO, VAR, 0.154%, 02/15/41 (e)	763
500	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.661%, 05/12/39	569
	Morgan Stanley Capital I,
2,500	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	2,663
250	Series 2007-T27, Class A4, VAR, 5.638%, 06/11/42	290
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,304
	Morgan Stanley Reremic Trust,
740	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	744
4,000	Series 2009-IO, Class A2, 5.000%, 07/17/56 (e)	4,095
375	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	375
4,500	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	4,784
3,738	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	3,750
	Wachovia Bank Commercial Mortgage Trust,
1,118	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	1,206
139,148	Series 2006-C24, Class XC, IO, VAR, 0.041%, 03/15/45 (e)	572

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	199

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
1,250	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,361

	Total Commercial Mortgage-Backed Securities (Cost $40,610)	41,948

Mortgage Pass-Through Securities — 30.3%
	Federal Home Loan Mortgage Corp.,
254	ARM, 2.117%, 10/01/36	266
568	ARM, 2.189%, 10/01/36	598
336	ARM, 2.289%, 08/01/36	354
295	ARM, 2.355%, 12/01/33	310
189	ARM, 2.387%, 03/01/35	200
353	ARM, 2.473%, 11/01/36	376
1,065	ARM, 2.486%, 03/01/37	1,138
435	ARM, 2.492%, 05/01/36	458
546	ARM, 2.499%, 11/01/36	583
344	ARM, 2.506%, 04/01/34	363
286	ARM, 2.538%, 09/01/36	305
440	ARM, 2.649%, 12/01/35	467
150	ARM, 2.657%, 07/01/37	161
338	ARM, 2.839%, 03/01/36	359
1,330	ARM, 2.882%, 10/01/36	1,416
370	ARM, 2.955%, 12/01/36	392
70	ARM, 3.020%, 01/01/30	74
280	ARM, 3.158%, 02/01/37	298
680	ARM, 3.270%, 03/01/36	728
298	ARM, 4.394%, 02/01/37	316
322	ARM, 4.617%, 05/01/38	340
402	ARM, 4.831%, 04/01/38	426
809	ARM, 4.994%, 01/01/35	866
147	ARM, 5.471%, 02/01/37	155
240	ARM, 5.707%, 05/01/37	255
207	ARM, 6.002%, 10/01/37	221
1,685	ARM, 6.006%, 11/01/36	1,794
847	ARM, 6.024%, 06/01/36	910
194	ARM, 6.066%, 10/01/36	210
364	ARM, 6.168%, 09/01/37	385
262	ARM, 6.385%, 02/01/37	285
639	ARM, 6.664%, 11/01/36	689
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
220	3.500%, 05/01/19	231
4,608	4.000%, 07/01/18 - 06/01/19 (m)	4,888
1,864	4.500%, 07/01/14 - 10/01/18	1,942
311	5.000%, 12/01/18	335
14,688	5.500%, 06/01/17 - 01/01/24	15,953
3,170	6.000%, 06/01/17 - 03/01/22	3,415

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
730	6.500%, 01/01/13 - 03/01/22	795
337	7.000%, 01/01/17 - 07/01/17	364
2	7.500%, 10/01/14 - 12/01/15	2
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
4,495	5.500%, 04/01/27 - 03/01/28	4,895
1,002	6.000%, 01/01/14 - 02/01/24	1,102
1,933	6.500%, 05/01/22 - 01/01/28	2,159
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,762	4.000%, 10/01/33	1,858
9,474	4.500%, 05/01/41	10,071
11,979	5.000%, 05/01/36 - 08/01/40	12,913
8,346	5.500%, 01/01/33 - 03/01/40	9,121
1,059	6.000%, 11/01/28 - 12/01/33	1,185
7,389	6.500%, 05/01/24 - 03/01/38 (m)	8,371
1,557	7.000%, 07/01/29 - 10/01/36	1,805
233	7.500%, 09/01/38	282
44	8.500%, 08/01/30	51
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,619	7.500%, 01/01/32 - 12/01/36	1,915
1,074	10.000%, 10/01/30	1,288
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
8,007	5.500%, 02/01/18 - 12/01/35	8,655
4,242	6.000%, 02/01/33 - 12/01/34	4,655
7,777	6.500%, 11/01/36 - 10/17/38	8,759
433	7.000%, 12/01/14 - 08/01/47	481
103	10.500%, 07/20/21	117
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
9	7.500%, 03/01/17 - 05/01/17	9
8	8.750%, 06/01/17	8
4	10.500%, 05/01/19	4
8	12.000%, 08/01/15 - 07/01/19	9
	Federal National Mortgage Association,
2,300	ARM, 0.844%, 03/01/22	2,301
5,000	ARM, 0.864%, 12/01/20	5,000
4,000	ARM, 1.000%, 03/01/22	4,000
3,096	ARM, 1.031%, 01/01/19	3,096
19	ARM, 1.911%, 03/01/19	19
689	ARM, 1.918%, 08/01/34	720
525	ARM, 1.987%, 09/01/36	549
273	ARM, 2.051%, 01/01/33	285
3,709	ARM, 2.056%, 01/01/35 (m)	3,918

SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
400	ARM, 2.062%, 10/01/34	421
618	ARM, 2.120%, 02/01/35	652
1,098	ARM, 2.120%, 05/01/35	1,159
338	ARM, 2.126%, 01/01/36	352
244	ARM, 2.236%, 04/01/34	254
331	ARM, 2.273%, 02/01/35	350
150	ARM, 2.277%, 11/01/33	158
581	ARM, 2.297%, 11/01/33	615
388	ARM, 2.315%, 10/01/34	412
530	ARM, 2.320%, 10/01/34	562
425	ARM, 2.332%, 06/01/34	448
286	ARM, 2.340%, 09/01/35	304
351	ARM, 2.347%, 08/01/34	369
378	ARM, 2.352%, 09/01/34	401
327	ARM, 2.379%, 06/01/35	347
794	ARM, 2.381%, 07/01/33	842
1,134	ARM, 2.405%, 04/01/35	1,198
586	ARM, 2.409%, 10/01/34	622
433	ARM, 2.417%, 10/01/36	461
479	ARM, 2.452%, 05/01/34	504
163	ARM, 2.466%, 05/01/35	173
192	ARM, 2.470%, 05/01/35	205
247	ARM, 2.498%, 04/01/34	262
505	ARM, 2.500%, 08/01/34	536
469	ARM, 2.514%, 02/01/34	498
397	ARM, 2.520%, 07/01/36	422
687	ARM, 2.547%, 10/01/34	726
401	ARM, 2.560%, 09/01/33	426
139	ARM, 2.565%, 01/01/34	147
821	ARM, 2.572%, 06/01/36	878
400	ARM, 2.592%, 08/01/36	426
584	ARM, 2.651%, 12/01/36	624
780	ARM, 2.671%, 04/01/35	819
236	ARM, 2.794%, 12/01/36	252
288	ARM, 2.825%, 10/01/36	305
7,109	ARM, 3.071%, 03/01/36	7,503
29	ARM, 3.084%, 09/01/27	31
493	ARM, 3.830%, 11/01/37	527
104	ARM, 3.898%, 03/01/29	110
350	ARM, 3.926%, 11/01/36	371
1,005	ARM, 4.326%, 07/01/37	1,062
908	ARM, 4.851%, 12/01/37	964
656	ARM, 4.935%, 07/01/33	700
355	ARM, 5.236%, 01/01/38	379
162	ARM, 5.514%, 07/01/37	173
3,860	ARM, 5.611%, 01/01/23	4,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,474	ARM, 6.070%, 11/01/18	2,681
	Federal National Mortgage Association, 15 Year, Single Family,
918	3.500%, 08/01/18	965
8,369	4.000%, 07/01/18 - 12/01/18 (m)	8,925
4,231	4.500%, 07/01/18 - 09/01/20	4,590
3,671	5.000%, 12/01/16 - 08/01/24	3,984
7,323	5.500%, 11/01/18 - 11/01/23	7,991
12,669	6.000%, 06/01/16 - 07/01/24	13,695
2,473	6.500%, 09/01/13 - 02/01/24	2,729
1,417	7.000%, 12/01/16 - 08/01/21	1,543
76	7.500%, 03/01/17 - 10/01/17	83
58	8.000%, 11/01/12 - 01/01/16	61
	Federal National Mortgage Association, 20 Year, Single Family,
7,926	3.500%, 12/01/30	8,296
2,797	5.000%, 10/01/25	3,049
1,306	5.500%, 02/01/23 - 08/01/23	1,433
9,737	6.000%, 04/01/24 - 09/01/29	10,733
2,575	6.500%, 06/01/16 - 12/01/27	2,890
60	7.500%, 09/01/21	70
	Federal National Mortgage Association, 30 Year, FHA/VA,
78	6.000%, 09/01/33	87
6,217	6.500%, 02/01/29 - 08/01/39	7,119
245	7.000%, 10/01/28 - 02/01/33	287
75	8.000%, 06/01/28	90
20	8.500%, 03/01/30 - 06/01/30	24
322	9.000%, 05/01/18 - 06/01/31	379
14	10.000%, 07/01/19	15
14	10.500%, 11/01/18	14
28	11.000%, 04/01/19	30
	Federal National Mortgage Association, 30 Year, Single Family,
4,263	4.000%, 08/01/33 - 04/01/34	4,535
2,594	4.500%, 05/01/29 - 09/01/34	2,777
17,622	5.000%, 05/01/33 - 08/01/40	19,098
37,163	5.500%, 11/01/32 - 10/01/39	40,664
7,278	6.000%, 12/01/28 - 09/01/36	8,109
32	6.250%, 07/01/23	35
19,645	6.500%, 11/01/29 - 10/01/38	22,283
8,897	7.000%, 04/01/20 - 01/01/39	10,222
5,174	7.500%, 08/01/36 - 04/01/39	6,251
1,073	8.000%, 03/01/27 - 10/01/36	1,301
134	8.500%, 12/01/27 - 02/01/30	162
1	9.000%, 04/01/26	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	201

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
9	9.500%, 07/01/28	10
9	10.000%, 02/01/24	10
9	12.500%, 01/01/16	10
	Federal National Mortgage Association, Other,
4,992	1.940%, 01/01/17	5,111
5,000	1.990%, 01/01/17	4,998
8,212	2.140%, 04/01/19	8,223
1,464	2.490%, 10/01/17	1,517
5,000	2.620%, 10/01/17	5,202
3,000	2.690%, 10/01/17	3,133
3,000	2.740%, 05/18/42	3,011
5,000	2.750%, 03/01/22	5,031
2,449	2.970%, 11/01/18	2,573
2,600	2.990%, 02/01/22	2,692
7,000	3.063%, 09/01/17	7,390
5,000	3.120%, 01/01/22	5,211
4,991	3.131%, 01/01/22	5,154
9,496	3.140%, 02/01/22	9,818
8,210	3.193%, 01/01/22	8,566
3,900	3.200%, 02/01/22	4,071
2,650	3.230%, 11/01/20	2,800
1,997	3.234%, 01/01/22	2,084
5,247	3.240%, 01/01/22	5,511
2,000	3.290%, 10/01/20	2,131
2,000	3.379%, 11/01/20	2,115
3,000	3.389%, 10/01/20	3,175
4,100	3.461%, 11/01/20	4,362
3,692	3.472%, 10/01/20	3,932
3,600	3.482%, 11/01/20	3,836
2,830	3.492%, 01/01/18	3,045
2,052	3.500%, 11/01/40	2,127
2,000	3.503%, 08/01/17	2,148
8,402	3.544%, 09/01/20 - 11/01/21	8,974
1,986	3.590%, 12/01/20 - 10/01/21	2,133
2,500	3.596%, 12/01/20	2,681
2,947	3.600%, 09/01/20	3,179
6,848	3.621%, 09/01/20	7,358
5,000	3.638%, 12/01/20	5,395
10,022	3.658%, 01/01/18 - 10/01/20	10,806
14,930	3.730%, 06/01/18 (m)	16,327
20,020	3.740%, 07/01/20 - 09/01/20 (m)	21,660
1,500	3.751%, 01/01/18	1,627
3,000	3.802%, 09/01/20	3,247
2,463	3.810%, 01/01/19	2,689
5,000	3.890%, 09/01/21	5,468
7,000	3.895%, 01/01/21 - 08/01/21	7,605

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

2,600	3.926%, 08/01/20	2,828
1,600	3.930%, 07/01/20	1,755
6,200	3.957%, 12/01/21	6,729
3,000	3.960%, 08/01/20	3,296
2,000	3.980%, 11/01/16	2,132
2,480	3.988%, 07/01/21	2,709
3,000	3.999%, 01/01/21	3,280
995	4.000%, 11/01/33	1,021
1,600	4.040%, 10/01/20	1,765
2,000	4.061%, 01/01/21	2,195
20,175	4.081%, 07/01/20 - 07/01/21 (m)	22,143
5,952	4.102%, 06/01/21 - 07/01/21	6,536
2,380	4.123%, 07/01/21	2,618
2,448	4.130%, 07/01/20	2,725
2,370	4.160%, 03/01/21	2,634
3,979	4.185%, 08/01/21	4,390
8,000	4.195%, 07/01/21	8,838
8,000	4.201%, 07/01/20	8,723
2,300	4.205%, 10/01/21	2,542
11,364	4.216%, 11/01/26	11,850
1,959	4.257%, 04/01/20	2,168
4,698	4.288%, 08/01/21	5,218
4,000	4.290%, 06/01/20	4,473
6,403	4.298%, 07/01/21	7,115
5,821	4.319%, 12/01/19	6,462
2,705	4.330%, 02/01/21 - 07/01/21	3,036
4,000	4.350%, 04/01/20	4,488
4,579	4.371%, 03/01/20	5,098
4,067	4.380%, 01/01/21 - 04/01/21	4,575
4,500	4.381%, 06/01/21	5,022
2,000	4.391%, 04/01/21	2,233
7,286	4.399%, 02/01/20	8,199
24,286	4.424%, 01/01/20 (m)	27,112
4,930	4.443%, 08/01/20 - 04/01/21	5,448
989	4.444%, 01/01/21	1,112
7,933	4.453%, 06/01/21	8,894
2,482	4.464%, 06/01/21	2,784
9,000	4.484%, 06/01/21	10,103
2,069	4.495%, 02/01/21	2,322
159	4.500%, 08/01/33	169
3,918	4.514%, 04/01/20	4,414
4,902	4.515%, 02/01/20	5,517
4,903	4.530%, 12/01/19	5,548
4,482	4.540%, 01/01/20	5,067
5,800	4.546%, 02/01/20	6,524
3,781	4.552%, 08/01/26	4,247

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
5,979	4.629%, 02/01/21 - 06/01/21	6,763
1,500	4.701%, 04/01/21	1,702
2,981	4.762%, 08/01/26	3,410
4,947	4.794%, 01/01/21	5,622
2,862	5.000%, 04/01/22 - 01/01/36	3,131
4,238	5.135%, 02/01/31	4,764
4,761	5.500%, 03/01/17 - 04/01/38	5,085
7,281	6.000%, 02/01/36 - 11/01/39	7,857
788	6.500%, 10/01/35 - 06/01/36	883
2,258	7.000%, 12/01/36 - 10/01/46	2,557
26	10.195%, 06/15/21	30
1	10.250%, 07/15/13	1
6	11.000%, 08/20/20	7
111	Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	121
	Government National Mortgage Association II, 30 Year, Single Family,
411	3.500%, 09/20/33	434
1,741	5.500%, 09/20/39	1,931
23,267	6.000%, 09/20/38 - 08/20/39	26,146
4,069	6.500%, 10/20/33 - 01/20/39	4,665
24	7.500%, 02/20/28 - 09/20/28	29
38	8.000%, 06/20/26 - 11/20/28	45
22	8.500%, 03/20/25 - 05/20/25	27
	Government National Mortgage Association II, Other,
1,144	6.000%, 11/20/38	1,252
1,341	6.500%, 09/20/34	1,540
	Government National Mortgage Association, 15 Year, Single Family,
305	6.000%, 06/15/18	337
68	7.000%, 09/15/14 - 10/15/16	73
56	7.500%, 11/15/17	63
149	8.000%, 01/15/16	162
	Government National Mortgage Association, 20 Year, Single Family,
564	6.500%, 08/15/22 - 11/15/23	656
57	7.000%, 08/15/23	65
	Government National Mortgage Association, 30 Year, Single Family,
98	6.375%, 08/15/26	113
3,934	6.500%, 10/15/27 - 04/15/33	4,549
3,098	7.000%, 09/15/31 - 03/15/37	3,654
113	7.500%, 11/15/22 - 01/15/33	123
11	8.000%, 09/15/22 - 04/15/28	12
14	9.000%, 02/15/30 - 01/15/31	14

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,002	9.500%, 10/15/24	1,196
9	11.000%, 01/15/21	10

	Total Mortgage Pass-Through Securities (Cost $889,286)	928,807

U.S. Government Agency Securities — 0.3%
1,000	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	1,227
	Federal National Mortgage Association,
3,000	Zero Coupon, 06/01/17	2,780
3,000	Zero Coupon, 07/05/14	2,937
2,000	5.375%, 06/12/17	2,433

	Total U.S. Government Agency Securities (Cost $8,664)	9,377

U.S. Treasury Obligations — 0.5%
350	U.S. Treasury Bonds, 8.500%, 02/15/20	534
	U.S. Treasury Notes,
470	1.375%, 11/30/18	471
1,737	3.125%, 05/15/19	1,940
	U.S. Treasury STRIPS,
3,000	02/15/15	2,957
129	02/15/16	126
486	02/15/17	464
700	05/15/19	627
6,339	05/15/20	5,488
500	08/15/20	429
150	02/15/25	106
200	08/15/28	122
500	02/15/29	300
650	11/15/30	366

	Total U.S. Treasury Obligations (Cost $12,655)	13,930

Short-Term Investment — 7.3%
	Investment Company — 7.3%
223,214	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $223,214)	223,214

	Total Investments — 101.9% (Cost $2,972,900)	3,117,701
	Liabilities in Excess of Other Assets — (1.9)%	(58,482)

	NET ASSETS — 100.0%	$3,059,219

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	203

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 7.3%
9,130	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.424%, 04/25/36	7,720
	AH Mortgage Advance Trust, (Cayman Islands),
5,014	Series SART-1, Class A1, 2.630%, 05/10/42 (e)	4,999
9,094	Series SART-3, Class 1A1, 2.980%, 03/13/43 (e)	9,114
	Ally Auto Receivables Trust,
1,813	Series 2009-A, Class A3, 2.330%, 06/17/13 (e)	1,821
3,413	Series 2009-B, Class A3, 1.980%, 10/15/13 (e)	3,428
2,833	Series 2010-1, Class A3, 1.450%, 05/15/14	2,848
2,000	Series 2010-1, Class A4, 2.300%, 12/15/14	2,048
11,850	Series 2010-1, Class C, 3.610%, 08/15/16 (e)	12,305
1,443	Series 2010-2, Class A3, 1.380%, 07/15/14	1,450
6,076	Series 2010-3, Class A3, 1.110%, 10/15/14	6,106
8,860	Series 2010-3, Class A4, 1.550%, 08/17/15	8,993
2,500	Series 2010-4, Class A4, 1.350%, 12/15/15	2,526
5,000	Series 2010-5, Class A4, 1.750%, 03/15/16	5,081
8,800	Series 2011-1, Class A3, 1.380%, 01/15/15	8,877
2,350	Series 2011-3, Class A3, 0.970%, 08/17/15	2,360
6,877	Series 2012-1, Class A3, 0.930%, 02/16/16	6,891
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,321
3,200	American Credit Acceptance Receivables Trust, Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	3,200
	AmeriCredit Automobile Receivables Trust,
2,714	Series 2009-1, Class A3, 3.040%, 10/15/13	2,728
2,193	Series 2010-1, Class A3, 1.660%, 03/17/14	2,197
6,600	Series 2010-3, Class A3, 1.140%, 04/08/15	6,627
6,404	Series 2010-A, Class A3, 3.510%, 07/06/17	6,594
1,113	Series 2010-B, Class A2, 1.180%, 02/06/14	1,113
2,000	Series 2010-B, Class A3, 2.490%, 11/06/17	2,046
761	Series 2011-1, Class A2, 0.840%, 06/09/14	762
8,245	Series 2011-1, Class A3, 1.390%, 09/08/15	8,296
3,599	Series 2011-3, Class A3, 1.170%, 01/08/16	3,610
9,214	Series 2011-4, Class A3, 1.170%, 05/09/16	9,232
11,788	Series 2011-5, Class A3, 1.550%, 07/08/16	11,887
3,827	Series 2012-1, Class A2, 0.910%, 10/08/15	3,832
2,277	Series 2012-1, Class A3, 1.230%, 09/08/16	2,282
89	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.369%, 08/25/32	56

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Bank of America Auto Trust,
249	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	249
24,552	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	24,912
2,440	Series 2009-2A, Class A3, 2.130%, 09/15/13 (e)	2,444
21,649	Series 2009-2A, Class A4, 3.030%, 10/15/16 (e)	21,971
1,983	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	1,987
4,154	Series 2009-3A, Class A4, 2.670%, 12/15/16 (e)	4,228
2,613	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	2,620
4,120	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	4,190
2,690	Series 2010-2, Class A3, 1.310%, 07/15/14	2,700
5,100	Series 2010-2, Class A4, 1.940%, 06/15/17	5,186
	Bear Stearns Asset-Backed Securities Trust,
770	Series 2003-SD2, Class 2A, VAR, 2.997%, 06/25/43	715
842	Series 2006-SD1, Class A, VAR, 0.614%, 04/25/36	657
16,600	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	16,594
4,863	Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.460%, 07/15/14	4,901
	CarMax Auto Owner Trust,
208	Series 2008-1, Class A4A, 4.790%, 02/15/13	209
2,405	Series 2010-1, Class A3, 1.560%, 07/15/14	2,417
6,895	Series 2010-1, Class A4, 2.400%, 04/15/15	7,048
10,626	Series 2010-2, Class A3, 1.410%, 02/16/15	10,689
27,905	Series 2010-3, Class A4, 1.410%, 02/16/16	28,234
3,200	Series 2011-1, Class A3, 1.290%, 09/15/15	3,225
8,900	Series 2011-1, Class A4, 2.160%, 09/15/16	9,128
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,750
9,788	Series 2011-3, Class A3, 1.070%, 06/15/16	9,787
4,703	Centex Home Equity, Series 2002-C, Class AF4, SUB, 4.480%, 06/25/31	4,371
	Chrysler Financial Auto Securitization Trust,
8,481	Series 2009-A, Class A3, 2.820%, 01/15/16	8,530
5,632	Series 2010-A, Class A3, 0.910%, 08/08/13	5,638
5,450	Series 2010-A, Class B, 1.650%, 11/08/13	5,446

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
2,500	Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5, 4.850%, 04/22/15	2,623
	CitiFinancial Auto Issuance Trust,
13,477	Series 2009-1, Class A3, 2.590%, 10/15/13 (e)	13,554
18,780	Series 2009-1, Class A4, 3.150%, 08/15/16 (e)	19,152
	CNH Equipment Trust,
2,276	Series 2010-A, Class A3, 1.540%, 07/15/14	2,282
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,575
1,581	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.844%, 10/25/34	841
1,388	Credit Suisse Mortgage Capital Certificates, Series 2006-CF1, Class A1, VAR, 0.554%, 11/25/35	1,291
109	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	102
640	Daimler Chrysler Auto Trust, Series 2008-A, Class A4, 4.480%, 08/08/14	640
	Discover Card Master Trust,
1,255	Series 2008-A4, Class A4, 5.650%, 12/15/15	1,339
7,405	Series 2012-A1, Class A1, 0.810%, 08/15/17	7,404
	Ford Credit Auto Owner Trust,
22,877	Series 2009-A, Class A4, 6.070%, 05/15/14	23,510
1,867	Series 2009-B, Class A3, 2.790%, 08/15/13	1,874
6,600	Series 2009-B, Class A4, 4.500%, 07/15/14	6,809
1,286	Series 2009-D, Class A3, 2.170%, 10/15/13	1,292
2,997	Series 2009-E, Class A3, 1.510%, 01/15/14	3,007
647	Series 2010-B, Class A3, 0.980%, 10/15/14	649
5,250	Series 2010-B, Class A4, 1.580%, 09/15/15	5,333
5,394	Series 2011-B, Class A3, 0.840%, 06/15/15	5,412
10,500	Series 2011-B, Class A4, 1.350%, 12/15/16	10,621
7,364	Series 2012-A, Class A3, 0.840%, 08/15/16	7,383
9,620	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.800%, 11/15/17	10,363
105	GSAA Trust, Series 2006-3, Class A1, VAR, 0.324%, 03/25/36	45
	Harley-Davidson Motorcycle Trust,
1,557	Series 2007-2, Class A4, 5.120%, 08/15/13	1,563
224	Series 2007-3, Class A4, 5.520%, 11/15/13	225
31	Series 2009-1, Class A3, 3.190%, 11/15/13	31
7,640	Series 2009-1, Class A4, 4.550%, 01/15/17	7,723

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

1,467	Series 2009-3, Class A3, 1.740%, 09/15/13	1,469
3,000	Series 2011-1, Class A3, 0.960%, 05/16/16	3,008
	Honda Auto Receivables Owner Trust,
22	Series 2009-2, Class A3, 2.790%, 01/15/13	22
467	Series 2009-3, Class A3, 2.310%, 05/15/13	468
1,430	Series 2009-3, Class A4, 3.300%, 09/15/15	1,453
2,728	Series 2010-1, Class A3, 1.250%, 10/21/13	2,736
4,270	Series 2012-1, Class A3, 0.770%, 01/15/16	4,270
2,747	Series 2012-1, Class A4, 0.970%, 04/16/18	2,747
	HSBC Home Equity Loan Trust,
9,192	Series 2005-2, Class A1, VAR, 0.515%, 01/20/35	8,588
10,767	Series 2005-2, Class M1, VAR, 0.706%, 01/20/35	9,797
4,996	Series 2005-2, Class M2, VAR, 0.736%, 01/20/35	4,483
7,349	Series 2006-1, Class A1, VAR, 0.406%, 01/20/36	6,661
7,777	Series 2006-2, Class A1, VAR, 0.395%, 03/20/36	7,171
14,642	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	14,866
8,237	Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	8,460
6,798	Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	6,829
4,242	Series 2007-2, Class A2F, SUB, 5.690%, 07/20/36	4,279
7,728	Series 2007-3, Class APT, VAR, 1.446%, 11/20/36	6,813
	Hyundai Auto Receivables Trust,
2,111	Series 2009-A, Class A3, 2.030%, 08/15/13	2,118
585	Series 2010-A, Class A3, 1.500%, 10/15/14	589
4,300	Series 2010-B, Class A3, 0.970%, 04/15/15	4,316
34,640	Series 2010-B, Class A4, 1.630%, 03/15/17	35,306
2,395	Series 2011-A, Class A3, 1.160%, 04/15/15	2,412
9,185	Series 2011-A, Class A4, 1.780%, 12/15/15	9,377
1,522	Series 2011-B, Class A3, 1.040%, 09/15/15	1,531
1,422	Series 2011-B, Class A4, 1.650%, 02/15/17	1,449
11,770	Series 2012-A, Class A3, 0.720%, 03/15/16	11,769
5,436	Series 2012-A, Class A4, 0.950%, 12/15/16	5,435
	John Deere Owner Trust,
684	Series 2009-B, Class A3, 1.570%, 10/15/13	684
7,660	Series 2012-A, Class A3, 0.750%, 03/15/16	7,659
1,909	Series 2012-A, Class A4, 0.990%, 06/15/18	1,909
99	Mastr Asset-Backed Securities Trust, Series 2005-HE2, Class A3, VAR, 0.514%, 10/25/35	98

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	205

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — Continued
5,050	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	5,079
1,179	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	1,227
960	Morgan Stanley ABS Capital I, Series 2003-SD1, Class M1, VAR, 2.494%, 03/25/33	416
1,032	MSDWCC Heloc Trust, Series 2007-1, Class A, VAR, 0.344%, 12/25/31	782
13,464	NCUA Guaranteed Notes, Series 2010-A1, Class A, VAR, 0.607%, 12/07/20	13,508
	Nissan Auto Receivables Owner Trust,
477	Series 2009-1, Class A3, 5.000%, 09/15/14	482
5,670	Series 2010-A, Class A3, 0.870%, 07/15/14	5,685
1,500	Series 2010-A, Class A4, 1.310%, 09/15/16	1,516
4,978	Series 2012-A, Class A3, 0.730%, 05/16/16	4,976
1,798	Series 2012-A, Class A4, 1.000%, 07/16/18	1,796
42	Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.349%, 03/25/32	38
16	Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	15
	Santander Drive Auto Receivables Trust,
313	Series 2010-2, Class A2, 0.950%, 08/15/13	313
16,200	Series 2010-3, Class A3, 1.200%, 06/16/14	16,202
2,440	Series 2010-A, Class A3, 1.830%, 11/17/14 (e)	2,459
7,018	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	7,152
1,482	Series 2011-1, Class A3, 1.280%, 01/15/15	1,485
2,786	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	2,784
9,117	Series 2011-S2A, Class C, 2.860%, 06/15/17 (e)	9,110
8,515	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	8,504
6,742	Series 2012-1, Class A2, 1.250%, 04/15/15	6,754
8,183	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.514%, 06/25/35	7,714
	Toyota Auto Receivables Owner Trust,
7,710	Series 2010-C, Class A3, 0.770%, 04/15/14	7,722
8,300	Series 2011-A, Class A4, 1.560%, 05/15/15	8,437
	USAA Auto Owner Trust,
2,013	Series 2009-2, Class A3, 1.540%, 02/18/14	2,017
1,570	Series 2009-2, Class A4, 2.530%, 07/15/15	1,600

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

8,936		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	8,959
		World Omni Auto Receivables Trust,
1,137		Series 2008-A, Class A4, 4.740%, 10/15/13	1,148
1,156		Series 2008-B, Class A4, 5.580%, 04/15/14	1,178
1,705		Series 2010-A, Class A3, 1.340%, 12/16/13	1,708
11,865		Series 2010-A, Class A4, 2.210%, 05/15/15	12,084

		Total Asset-Backed Securities (Cost $801,418)	805,441

Collateralized Mortgage Obligations — 10.6%
		Agency CMO — 7.6%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
1,227		Series 31, Class Z, 8.000%, 04/25/24	1,407
181		Series 56, Class Z, 7.500%, 09/20/26	211
		Federal Home Loan Mortgage Corp. REMICS,
13		Series 2, Class Z, 9.300%, 03/15/19	14
7		Series 12, Class A, 9.250%, 11/15/19	8
17		Series 16, Class D, 10.000%, 10/15/19	19
29		Series 17, Class I, 9.900%, 10/15/19	32
48		Series 23, Class F, 9.600%, 04/15/20	53
18		Series 26, Class F, 9.500%, 02/15/20	21
3		Series 81, Class A, 8.125%, 11/15/20	4
21		Series 85, Class C, 8.600%, 01/15/21	23
18		Series 99, Class Z, 9.500%, 01/15/21	20
3		Series 159, Class H, 4.500%, 09/15/21	3
5		Series 189, Class D, 6.500%, 10/15/21	5
—	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
5		Series 1053, Class G, 7.000%, 03/15/21	6
12		Series 1056, Class KZ, 6.500%, 03/15/21	12
6		Series 1074, Class H, 8.500%, 05/15/21	7
19		Series 1082, Class C, 9.000%, 05/15/21	21
7		Series 1087, Class I, 8.500%, 06/15/21	8
23		Series 1125, Class Z, 8.250%, 08/15/21	26
21		Series 1142, Class IA, 7.000%, 10/15/21	24
3		Series 1169, Class G, 7.000%, 11/15/21	3
43		Series 1343, Class LA, 8.000%, 08/15/22	52
10		Series 1424, Class F, VAR, 1.771%, 11/15/22	10
220		Series 1480, Class LZ, 7.500%, 03/15/23	256
548		Series 1560, Class Z, 7.000%, 08/15/23	635
25		Series 1641, Class FA, VAR, 1.200%, 12/15/13	25
150		Series 1754, Class Z, 8.500%, 09/15/24	169
349		Series 1779, Class Z, 8.500%, 04/15/25	409

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
7	Series 1807, Class G, 9.000%, 10/15/20	7
875	Series 1888, Class Z, 7.000%, 08/15/26	1,023
1,067	Series 2358, Class PD, 6.000%, 09/15/16	1,139
1,388	Series 2363, Class PF, 6.000%, 09/15/16	1,480
674	Series 2390, Class CH, 5.500%, 12/15/16	719
1,448	Series 2418, Class MF, 6.000%, 02/15/22	1,566
302	Series 2425, Class JH, 6.000%, 03/15/17	328
1,131	Series 2453, Class BD, 6.000%, 05/15/17	1,203
742	Series 2458, Class OE, 6.000%, 06/15/17	796
538	Series 2496, Class BK, 5.500%, 09/15/17	578
391	Series 2503, Class TG, 5.500%, 09/15/17	421
431	Series 2508, Class AQ, 5.500%, 10/15/17	465
1,804	Series 2513, Class DB, 5.000%, 10/15/17	1,922
43	Series 2533, Class PE, 5.500%, 12/15/21	43
5,082	Series 2542, Class ES, 5.000%, 12/15/17	5,426
4,757	Series 2546, Class C, 5.000%, 12/15/17	5,061
2,277	Series 2561, Class UE, 5.500%, 06/15/22	2,348
192	Series 2575, Class KA, 5.000%, 11/15/17	197
10,150	Series 2600, Class MD, 5.500%, 06/15/32	10,637
906	Series 2617, Class VN, 5.500%, 04/15/14	930
2,999	Series 2635, Class MS, IF, IO, 7.502%, 02/15/18	254
6,367	Series 2638, Class JG, 5.000%, 02/15/33	6,943
15,286	Series 2638, Class MH, 5.000%, 04/15/32	15,999
21	Series 2640, Class VM, 4.500%, 12/15/21	21
1,712	Series 2641, Class KJ, 4.000%, 01/15/18	1,762
441	Series 2643, Class ME, 3.500%, 03/15/18	454
494	Series 2666, Class OC, 5.500%, 01/15/22	508
16,903	Series 2682, Class JG, 4.500%, 10/15/23	18,191
1,535	Series 2692, Class QD, 5.000%, 12/15/22	1,613
9,990	Series 2707, Class PE, 5.000%, 11/15/18	10,919
15,000	Series 2707, Class XE, 5.000%, 12/15/22	15,829
35,000	Series 2750, Class DE, 4.500%, 02/15/19	37,640
195	Series 2755, Class PA, PO, 02/15/29	194
3,860	Series 2761, Class CB, 4.000%, 03/15/19	4,141
2,161	Series 2763, Class PD, 4.500%, 12/15/17	2,200
816	Series 2765, Class CA, 4.000%, 07/15/17	823
3,500	Series 2773, Class OB, 5.000%, 02/15/19	3,748
136	Series 2780, Class YP, 7.500%, 08/15/18	140
135	Series 2782, Class HE, 4.000%, 09/15/17	137
900	Series 2812, Class AB, 4.500%, 10/15/18	920
451	Series 2825, Class VP, 5.500%, 06/15/15	482
2,539	Series 2836, Class PX, 4.000%, 05/15/18	2,630
16,891	Series 2843, Class BC, 5.000%, 08/15/19	18,462

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
3,019	Series 2859, Class SA, IF, IO, 7.002%, 11/15/18	136
4,573	Series 2864, Class NB, 5.500%, 07/15/33	5,167
1,690	Series 2875, Class HA, 4.000%, 11/15/18	1,739
1,017	Series 2924, Class DA, 4.500%, 02/15/19	1,042
349	Series 2927, Class YN, 4.500%, 10/15/32	363
18,401	Series 2928, Class ND, 5.000%, 10/15/30	18,603
474	Series 2962, Class WJ, 5.500%, 06/15/24	486
13,063	Series 2989, Class MU, IF, IO, 6.752%, 07/15/34	2,817
19,802	Series 2989, Class TG, 5.000%, 06/15/25	21,456
523	Series 2993, Class MN, 5.000%, 06/15/23	528
1,266	Series 2995, Class FT, VAR, 0.498%, 05/15/29	1,262
435	Series 3001, Class YN, 4.500%, 06/15/33	465
2,823	Series 3002, Class BN, 5.000%, 07/15/35	3,158
555	Series 3005, Class PV, IF, 12.338%, 10/15/33	632
1,504	Series 3036, Class NB, 5.000%, 01/15/29	1,520
310	Series 3047, Class OB, 5.500%, 12/15/33	326
11,611	Series 3080, Class TZ, 5.500%, 02/15/33	11,827
375	Series 3197, Class AB, 5.500%, 08/15/13	375
504	Series 3242, Class PA, 5.750%, 11/15/29	507
7,008	Series 3305, Class IW, IF, IO, 6.202%, 04/15/37	988
154	Series 3329, Class JA, 6.000%, 08/15/28	156
352	Series 3363, Class A, 5.000%, 07/15/16	358
42,680	Series 3420, Class EI, IO, SUB, 2.031%, 08/15/37	1,013
11,030	Series 3429, Class S, IF, IO, 6.572%, 03/15/38	1,769
4,351	Series 3546, Class A, VAR, 5.345%, 02/15/39	4,636
20,320	Series 3562, Class KA, 4.000%, 11/15/22	20,970
3,147	Series 3564, Class JA, 4.000%, 01/15/18	3,324
6,872	Series 3572, Class JS, IF, IO, 6.551%, 09/15/39	1,396
15,432	Series 3609, Class SA, IF, IO, 6.092%, 12/15/39	3,636
50,994	Series 3747, Class HI, IO, 4.500%, 07/15/37	6,879
16,057	Series 3784, Class S, IF, IO, 6.352%, 07/15/23	2,180
23,741	Series 3855, Class AM, 6.500%, 11/15/36	26,897
704	Series R008, Class FK, VAR, 0.649%, 07/15/23	704

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	207

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
36		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 6.783%, 09/25/29	38
10,425		Federal National Mortgage Association, Series 2011-M2, Class A1, 2.019%, 07/25/21	10,599
		Federal National Mortgage Association REMICS,
14		Series 1988-7, Class Z, 9.250%, 04/25/18	15
17		Series 1988-13, Class C, 9.300%, 05/25/18	19
12		Series 1988-15, Class A, 9.000%, 06/25/18	14
14		Series 1988-16, Class B, 9.500%, 06/25/18	16
11		Series 1989-2, Class D, 8.800%, 01/25/19	12
33		Series 1989-27, Class Y, 6.900%, 06/25/19	36
9		Series 1989-54, Class E, 8.400%, 08/25/19	10
9		Series 1989-66, Class J, 7.000%, 09/25/19	10
6		Series 1989-70, Class G, 8.000%, 10/25/19	7
119		Series 1989-72, Class E, 9.350%, 10/25/19	138
13		Series 1989-89, Class H, 9.000%, 11/25/19	16
5		Series 1989-96, Class H, 9.000%, 12/25/19	6
11		Series 1990-7, Class B, 8.500%, 01/25/20	12
7		Series 1990-12, Class G, 4.500%, 02/25/20	8
132		Series 1990-19, Class G, 9.750%, 02/25/20	150
34		Series 1990-58, Class J, 7.000%, 05/25/20	38
32		Series 1990-61, Class H, 7.000%, 06/25/20	37
16		Series 1990-106, Class J, 8.500%, 09/25/20	18
7		Series 1990-109, Class J, 7.000%, 09/25/20	8
20		Series 1990-111, Class Z, 8.750%, 09/25/20	22
9		Series 1990-117, Class E, 8.950%, 10/25/20	10
10		Series 1990-123, Class G, 7.000%, 10/25/20	12
11		Series 1990-132, Class Z, 7.000%, 11/25/20	13
313		Series 1990-137, Class X, 9.000%, 12/25/20	363
3		Series 1991-53, Class J, 7.000%, 05/25/21	4
19		Series 1991-130, Class C, 9.000%, 09/25/21	22
2		Series 1992-96, Class B, PO, 05/25/22	2
1,960		Series 1992-131, Class KB, 8.000%, 08/25/22	2,279
1,861		Series 1992-185, Class L, 8.000%, 10/25/22	2,153
7		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	8
51		Series 1993-235, Class G, PO, 09/25/23	48
3,527		Series 1994-15, Class ZK, 5.500%, 02/25/24	3,963
6,376		Series 1994-43, Class PK, 6.350%, 02/25/24	7,094
—	(h)	Series 1997-46, Class PN, 6.500%, 07/18/12	—	(h)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
1	Series 1997-55, Class B, 7.000%, 02/18/27	1
5,701	Series 1999-6, Class PB, 6.000%, 03/25/19	6,193
22,143	Series 2001-81, Class HE, 6.500%, 01/25/32	25,025
1,253	Series 2002-2, Class MG, 6.000%, 02/25/17	1,341
656	Series 2002-3, Class OG, 6.000%, 02/25/17	700
1,203	Series 2002-28, Class LD, 6.000%, 05/25/17	1,285
685	Series 2002-58, Class HC, 5.500%, 09/25/17	730
1,390	Series 2002-59, Class UC, 5.500%, 09/25/17	1,495
427	Series 2002-63, Class KC, 5.000%, 10/25/17	455
3,587	Series 2003-5, Class SE, IF, IO, 7.406%, 08/25/22	187
1,994	Series 2003-16, Class LJ, 5.000%, 03/25/18	2,132
10,955	Series 2003-23, Class PG, 5.500%, 01/25/32	11,230
17,636	Series 2003-24, Class PD, 5.000%, 04/25/18	18,867
1,864	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	377
2,648	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	536
4,262	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	366
4,457	Series 2003-69, Class GI, IO, 5.000%, 12/25/31	221
5,153	Series 2003-89, Class DC, 5.000%, 12/25/32	5,450
2,548	Series 2003-92, Class HP, 4.500%, 09/25/18	2,750
3,221	Series 2003-129, Class ME, 5.000%, 08/25/23	3,461
10,077	Series 2004-53, Class P, 5.500%, 07/25/33	10,720
5,935	Series 2004-60, Class PA, 5.500%, 04/25/34	6,428
3,525	Series 2004-65, Class EJ, 5.000%, 05/25/23	3,604
1,126	Series 2004-72, Class F, VAR, 0.744%, 09/25/34	1,130
278	Series 2004-101, Class AR, 5.500%, 01/25/35	316
12,590	Series 2005-19, Class PA, 5.500%, 07/25/34	13,980
1,138	Series 2005-19, Class SK, IF, IO, 6.506%, 11/25/22	19
389	Series 2005-27, Class TH, 5.500%, 07/25/31	397
2,768	Series 2005-29, Class QD, 5.000%, 08/25/33	2,959
3,932	Series 2005-38, Class FK, VAR, 0.544%, 05/25/35	3,924

SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
294	Series 2005-40, Class YA, 5.000%, 09/25/20	298
123	Series 2005-48, Class OM, 5.000%, 03/25/30	123
381	Series 2005-84, Class MB, 5.750%, 10/25/35	432
5,376	Series 2006-22, Class DV, 5.500%, 03/25/17	5,584
1,848	Series 2006-39, Class WB, 5.500%, 10/25/30	1,895
5,583	Series 2006-58, Class ST, IF, IO, 6.906%, 07/25/36	621
14,970	Series 2006-122, Class A, 6.000%, 05/25/25	15,326
1,021	Series 2007-16, Class FC, VAR, 0.994%, 03/25/37	1,018
2,112	Series 2007-22, Class SC, IF, IO, 5.836%, 03/25/37	312
1,179	Series 2007-26, Class BA, 5.500%, 05/25/29	1,181
14,661	Series 2007-33, Class MS, IF, IO, 6.346%, 04/25/37	2,421
3,201	Series 2007-54, Class FA, VAR, 0.644%, 06/25/37	3,200
3,797	Series 2007-76, Class DB, 6.000%, 05/25/33	3,997
15,663	Series 2007-85, Class SH, IF, IO, 6.256%, 09/25/37	2,411
11,826	Series 2007-95, Class A1, VAR, 0.494%, 08/27/36	11,758
2,706	Series 2007-106, Class A7, VAR, 5.955%, 10/25/37	3,013
4,606	Series 2008-18, Class SE, IF, IO, 6.026%, 03/25/38	623
49,326	Series 2008-35, Class EI, IO, VAR, 1.555%, 03/25/12	15
1,198	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	135
2,079	Series 2008-77, Class VA, 6.000%, 07/25/19	2,313
10,199	Series 2008-81, Class KA, 5.000%, 10/25/22	10,617
7,568	Series 2008-93, Class AM, 5.500%, 06/25/37	8,367
20,485	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	1,695
15,490	Series 2009-15, Class AC, 5.500%, 03/25/29	16,993
6,136	Series 2009-29, Class LA, VAR, 4.196%, 05/25/39	6,343
8,224	Series 2009-62, Class HJ, 6.000%, 05/25/39	9,050

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)

		Agency CMO — Continued
41,383		Series 2009-70, Class IN, IO, 4.500%, 08/25/19	3,199
8,596		Series 2009-108, Class VN, 5.000%, 09/25/39	9,404
60,374		Series 2009-112, Class SW, IF, IO, 6.006%, 01/25/40	7,555
4,696		Series 2010-9, Class PA, 4.500%, 10/25/39	4,752
8,325		Series 2010-19, Class VA, 5.000%, 02/25/21	9,083
5,950		Series 2010-58, Class MA, 5.500%, 12/25/38	6,446
13,143		Series 2010-60, Class IO, IO, 4.000%, 06/25/20	1,071
14,905		Series 2010-64, Class DM, 5.000%, 06/25/40	16,244
10,729		Series 2010-64, Class EH, 5.000%, 10/25/35	11,366
20,258		Series 2010-111, Class AE, 5.500%, 04/25/38	21,492
51,891		Series 2010-126, Class LI, IO, 4.000%, 11/25/40	5,510
14		Series G-11, Class Z, 8.500%, 05/25/21	17
5		Series G-22, Class ZT, 8.000%, 12/25/16	6
1		Series G-41, Class PT, 7.500%, 10/25/21	1
926		Series G92-19, Class M, 8.500%, 04/25/22	1,100
28		Series G92-35, Class E, 7.500%, 07/25/22	31
869		Series G92-35, Class EA, 8.000%, 07/25/22	974
13		Series G92-40, Class ZC, 7.000%, 07/25/22	15
104		Series G92-44, Class ZQ, 8.000%, 07/25/22	118
31		Series G92-54, Class ZQ, 7.500%, 09/25/22	35
4,560		Series G92-64, Class J, 8.000%, 11/25/22	5,222
1,877		Series G92-66, Class K, 8.000%, 12/25/22	2,153
1,744		Series G94-6, Class PJ, 8.000%, 05/17/24	1,995
		Federal National Mortgage Association STRIPS,
—	(h)	Series 25, Class 1, 6.000%, 02/01/13	—	(h)
68		Series 108, Class 1, PO, 03/01/20	67
2		Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)
1,575		Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	263
1,437		Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	302
1,629		Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	138
3,179		Series 334, Class 9, IO, 6.000%, 03/01/33	698
9,854		Series 343, Class 21, IO, 4.000%, 09/01/18	572
3,630		Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	299

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	209

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,835	Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	181
1,326	Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	190
1,348	Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	194
1,718	Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	263
956	Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	174
4,912	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	880
7,096	Series 394, Class C3, IO, 6.500%, 09/25/38	1,195
	Federal National Mortgage Association Whole Loan,
2	Series 1995-W3, Class A, 9.000%, 04/25/25	2
13,283	Series 2007-W1, Class 1AF1, VAR, 0.504%, 11/25/46	13,228
	Government National Mortgage Association,
100	Series 1997-12, Class D, 7.500%, 09/20/27	116
12,800	Series 2004-32, Class VH, 5.000%, 04/20/22	13,920
1,789	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	290
30,731	Series 2006-23, Class S, IF, IO, 6.254%, 01/20/36	3,839
52,198	Series 2006-26, Class S, IF, IO, 6.254%, 06/20/36	7,502
30,224	Series 2007-16, Class KU, IF, IO, 6.405%, 04/20/37	4,467
9,205	Series 2008-75, Class SP, IF, IO, 7.225%, 08/20/38	1,471
12,834	Series 2009-14, Class KS, IF, IO, 6.055%, 03/20/39	1,852
3,547	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	628
30,956	Series 2009-14, Class SA, IF, IO, 5.834%, 03/20/39	4,324
5,000	Series 2009-45, Class PB, 4.500%, 07/16/33	5,337
9,600	Series 2009-61, Class PD, 5.000%, 03/16/38	10,775
36,203	Series 2009-106, Class XL, IF, IO, 6.505%, 06/20/37	5,905
3,865	Series 2010-14, Class QP, 6.000%, 12/20/39	4,189
	NCUA Guaranteed Notes,
27,519	Series 2010-C1, Class A1, 1.600%, 10/29/20	27,851

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Agency CMO — Continued
17,722	Series 2010-R3, Class 1A, VAR, 0.822%, 12/08/20	17,788
9,777	Series 2010-R3, Class 3A, 2.400%, 12/08/20	10,034
17	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	20

		841,061

	Non-Agency CMO — 3.0%
	ABN Amro Mortgage Corp.,
3,578	Series 2003-7, Class A3, 4.500%, 07/25/18	3,595
1,555	Series 2003-9, Class A1, 4.500%, 08/25/18	1,582
20,000	American General Mortgage Loan Trust, Series 2009-1, Class A4, VAR, 5.750%, 09/25/48 (e)	20,269
	Banc of America Mortgage Securities, Inc.,
187	Series 2004-4, Class 1A9, 5.000%, 05/25/34	186
5,017	Series 2004-4, Class 4A1, 4.750%, 05/25/19	5,166
7,437	Series 2004-5, Class 4A1, 4.750%, 06/25/19	7,660
9,888	Series 2005-1, Class 2A1, 5.000%, 02/25/20	10,017
	BCAP LLC Trust,
5,518	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	5,679
5,829	Series 2010-RR4, Class 5A7, VAR, 0.564%, 05/26/37 (e)	5,598
3,991	Series 2010-RR6, Class 23A7, VAR, 0.454%, 06/26/37 (e)	3,867
18,533	Series 2010-RR9, Class 1A3, VAR, 4.355%, 08/28/37 (e)	18,718
3,655	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/26/35 (e)	3,659
3,457	Series 2010-RR10, Class 4A5, VAR, 4.000%, 09/26/37 (e)	3,465
9,437	Series 2011-RR2, Class 3A3, VAR, 3.040%, 11/21/35 (e)	9,433
287	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 2.625%, 10/25/33	281
	Chase Mortgage Finance Corp.,
3,623	Series 2003-S10, Class A1, 4.750%, 11/25/18	3,732
1,287	Series 2003-S13, Class A2, 5.000%, 11/25/33	1,350

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,188	Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.000%, 02/25/21	2,221
	Citigroup Mortgage Loan Trust, Inc.,
1,513	Series 2003-UP3, Class A1, 7.000%, 09/25/33	1,576
3,897	Series 2004-UST1, Class A6, VAR, 5.079%, 08/25/34	3,968
7,710	Series 2008-AR4, Class 1A1A, VAR, 3.075%, 11/25/38 (e)	7,665
19,461	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	20,064
84	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/18	85
206	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	214
	Countrywide Home Loan Mortgage Pass-Through Trust,
2,308	Series 2003-34, Class A6, 5.250%, 09/25/33	2,315
3,614	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	3,724
1,009	Series 2004-8, Class 2A1, 4.500%, 06/25/19	1,032
	Credit Suisse Mortgage Capital Certificates,
960	Series 2007-5, Class 5A5, VAR, 5.360%, 12/25/14	956
7,160	Series 2010-1R, Class 9A1, VAR, 5.000%, 06/27/37 (e)	6,975
7,790	Series 2011-7R, Class A1, VAR, 1.494%, 08/28/47 (e)	7,643
	CS First Boston Mortgage Securities Corp.,
1,052	Series 2003-17, Class 2A6, 3.500%, 07/25/18	1,075
3,232	Series 2003-23, Class 8A1, 5.000%, 09/25/18	3,305
4,578	Series 2004-8, Class 6A1, 4.500%, 12/25/19	4,762
	First Horizon Asset Securities, Inc.,
5,125	Series 2003-8, Class 2A1, 4.500%, 09/25/18	5,174
3,140	Series 2004-7, Class 2A1, 4.750%, 12/25/19	3,156
6,495	GMAC Mortgage Corp. Loan Trust, Series 2003-AR1, Class A4, VAR, 3.030%, 10/19/33	6,389

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Non-Agency CMO — Continued
620	GSR Mortgage Loan Trust, Series 2004-10F, Class 1A6, 4.500%, 08/25/19	620
2,832	Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.604%, 02/25/35	2,428
	JP Morgan Mortgage Trust,
7,085	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	7,172
8,389	Series 2006-A2, Class 4A1, VAR, 2.747%, 08/25/34	8,082
9	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	10
2,222	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6, VAR, 2.718%, 11/21/34	2,224
	MASTR Alternative Loans Trust,
273	Series 2004-8, Class 6A1, 5.500%, 09/25/19	277
4,154	Series 2004-8, Class 7A1, 5.000%, 09/25/19	4,330
	MASTR Asset Securitization Trust,
1,060	Series 2002-7, Class 1A1, 5.500%, 11/25/17	1,095
2,847	Series 2003-2, Class 1A1, 5.000%, 03/25/18	2,928
1,683	Series 2003-11, Class 10A1, 5.000%, 12/25/18	1,741
4,313	Series 2004-6, Class 6A1, 4.500%, 07/25/19	4,361
5	Merrill Lynch Trust, Series 44, Class G, 9.000%, 08/20/20	6
422	Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	434
	Nomura Asset Acceptance Corp.,
1,508	Series 2005-AR1, Class 1A1, VAR, 2.726%, 02/25/35	1,306
763	Series 2005-AR2, Class 3A1, VAR, 0.494%, 05/25/35	660
2,416	Series 2005-AR6, Class 4A1, VAR, 0.504%, 12/25/35	1,136
6	Paine Webber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	6
5,576	Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	5,832
	Residential Accredit Loans, Inc.,
273	Series 2003-QR24, Class A7, 4.000%, 07/25/33	267

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	211

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,455	Series 2003-QS1, Class A6, 4.250%, 01/25/33	2,470
384	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A5, 6.000%, 11/25/31	382
3,438	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.000%, 04/25/18	3,519
4,800	WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	5,000
13,805	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	13,807
	Wells Fargo Mortgage-Backed Securities Trust,
4,905	Series 2003-10, Class A1, 4.500%, 09/25/18	5,045
4,211	Series 2003-11, Class 2A1, 4.750%, 10/25/18	4,333
4,096	Series 2003-12, Class A1, 4.750%, 11/25/18	4,233
4,719	Series 2003-12, Class A2, 4.500%, 11/25/18	4,853
429	Series 2003-12, Class A3, 5.000%, 11/25/18	445
3,668	Series 2003-15, Class 1A1, 4.750%, 12/25/18	3,790
5,230	Series 2003-16, Class 2A1, 4.500%, 12/25/18	5,341
3,544	Series 2003-K, Class 1A1, VAR, 4.430%, 11/25/33	3,589
56	Series 2003-K, Class 1A2, VAR, 4.430%, 11/25/33	58
8,553	Series 2003-M, Class A1, VAR, 4.692%, 12/25/33	8,676
3,715	Series 2004-7, Class 2A1, 4.500%, 07/25/19	3,793
2,392	Series 2004-EE, Class 2A2, VAR, 2.707%, 12/25/34	2,369
3,227	Series 2004-EE, Class 3A2, VAR, 2.749%, 12/25/34	3,238
5,601	Series 2004-O, Class A1, VAR, 4.900%, 08/25/34	5,754
7,670	Series 2005-1, Class 1A1, 4.750%, 01/25/20	7,859
6,866	Series 2005-13, Class A1, 5.000%, 11/25/20	7,209

		327,234

	Total Collateralized Mortgage Obligations (Cost $1,150,686)	1,168,295

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — 2.5%
	Banc of America Commercial Mortgage, Inc.,
2,172	Series 2004-2, Class A3, 4.050%, 11/10/38	2,204
72	Series 2004-5, Class A3, 4.561%, 11/10/41	72
	Bear Stearns Commercial Mortgage Securities,
814	Series 2002-TOP6, Class A2, 6.460%, 10/15/36	814
32,335	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	34,846
2,825	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	3,079
2	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.730%, 03/15/49	2
1,393	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, VAR, 5.440%, 09/15/30 (e)	1,450
1,253	Commercial Mortgage Asset Trust, Series 1999-C1, Class A4, VAR, 6.975%, 01/17/32	1,294
2,334	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5, Class A2, 4.630%, 05/10/43	2,335
15,315	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, VAR, 5.663%, 03/15/39	16,873
15,463	Defeased Loan Trust, Series 2010-1, Class A, 2.360%, 01/13/14 (e)	15,924
	GMAC Commercial Mortgage Securities, Inc.,
417	Series 2003-C1, Class A1, 3.337%, 05/10/36	418
47	Series 2003-C3, Class A3, 4.646%, 04/10/40	48
27,750	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	29,971
	JP Morgan Chase Commercial Mortgage Securities Corp.,
17,900	Series 2004-C2, Class A3, VAR, 5.216%, 05/15/41	19,279
1,915	Series 2004-LN2, Class A1, 4.475%, 07/15/41	1,935
	LB-UBS Commercial Mortgage Trust,
5,528	Series 2002-C2, Class A4, 5.594%, 06/15/31	5,554
15,372	Series 2004-C2, Class A4, 4.367%, 03/15/36	16,160
4,622	Morgan Stanley Capital I, Series 1998-CF1, Class E, VAR, 7.350%, 07/15/32	4,845
	Morgan Stanley Re-REMIC Trust,
7,652	Series 2009-IO, Class A1, 3.000%, 07/17/56 (e)	7,691
3,315	Series 2010-C30A, Class A3A, 3.250%, 12/17/43 (e)	3,311

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — Continued
9,955	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	10,584
15,687	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	15,736
1,308	Nomura Asset Securities Corp., Series 1998-D6, Class A1C, 6.690%, 03/15/30	1,334
13,144	Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1, 3.669%, 02/11/36	13,278
	TIAA Retail Commercial Trust,
8,964	Series 2001-C1A, Class H, 5.770%, 06/19/33 (e)	9,191
14,650	Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	15,126
18,325	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.707%, 08/15/39	19,818
8,388	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	9,045
13,321	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	13,504

	Total Commercial Mortgage-Backed Securities (Cost $274,874)	275,721

Corporate Bonds — 17.6%
	Consumer Discretionary — 0.9%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,484	1.750%, 03/01/14	1,510
1,500	2.600%, 12/01/16	1,556
4,435	4.875%, 09/15/13	4,671

		7,737

	Automobiles — 0.1%
	Daimler Finance North America LLC,
3,350	2.300%, 01/09/15 (e)	3,408
6,555	6.500%, 11/15/13	7,153
3,330	Nissan Motor Acceptance Corp., 4.500%, 01/30/15 (e)	3,516

		14,077

	Broadcasting & Cable TV — 0.1%
5,865	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.500%, 03/01/16	6,207

	Household Durables — 0.0% (g)
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,893

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Media — 0.5%
4,882	CBS Corp., 8.200%, 05/15/14	5,575
310	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	334
	Comcast Corp.,
1,935	5.300%, 01/15/14	2,091
1,465	5.850%, 11/15/15	1,690
1,370	5.900%, 03/15/16	1,594
6,220	Cox Communications, Inc., 5.450%, 12/15/14	6,940
8,640	NBCUniversal Media LLC, 2.875%, 04/01/16	9,012
	News America, Inc.,
170	5.300%, 12/15/14	189
1,495	7.600%, 10/11/15	1,689
300	9.250%, 02/01/13	321
4,275	TCI Communications, Inc., 8.750%, 08/01/15	5,225
	Time Warner Cable, Inc.,
3,990	3.500%, 02/01/15	4,243
1,400	6.200%, 07/01/13	1,499
2,795	7.500%, 04/01/14	3,160
3,021	8.250%, 02/14/14	3,435
	Viacom, Inc.,
1,550	1.250%, 02/27/15	1,552
1,800	2.500%, 12/15/16	1,855
2,050	4.375%, 09/15/14	2,217
	Walt Disney Co. (The),
2,910	0.875%, 12/01/14	2,924
585	4.700%, 12/01/12	602

		56,147

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
385	5.750%, 07/15/14	424
940	5.900%, 12/01/16	1,082
2,220	7.875%, 07/15/15	2,620
1,190	Target Corp., 5.125%, 01/15/13	1,236

		5,362

	Specialty Retail — 0.1%
2,555	Home Depot, Inc., 5.250%, 12/16/13	2,767
2,675	Staples, Inc., 9.750%, 01/15/14	3,068

		5,835

	Total Consumer Discretionary	97,258

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	213

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Consumer Staples — 0.7%
	Beverages — 0.3%
1,525	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	1,754
	Anheuser-Busch InBev Worldwide, Inc.,
1,420	1.500%, 07/14/14	1,442
1,370	5.375%, 11/15/14	1,533
480	Bottling Group LLC, 6.950%, 03/15/14	541
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,422
1,773	1.800%, 09/01/16	1,823
5,050	3.625%, 03/15/14	5,366
475	Diageo Capital plc, (United Kingdom), 5.200%, 01/30/13	495
5,035	Diageo Finance B.V., (Netherlands), 5.500%, 04/01/13	5,304
	PepsiCo, Inc.,
1,300	0.800%, 08/25/14	1,308
2,975	3.750%, 03/01/14	3,166
980	4.650%, 02/15/13	1,019
	SABMiller plc, (United Kingdom),
5,325	5.500%, 08/15/13 (e)	5,644
1,000	5.700%, 01/15/14 (e)	1,076

		31,893

	Food & Staples Retailing — 0.1%
1,250	CVS Caremark Corp., 3.250%, 05/18/15	1,330
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,887
890	3.900%, 10/01/15	971
660	5.500%, 02/01/13	688
4,975	7.500%, 01/15/14	5,565
	Wal-Mart Stores, Inc.,
1,900	2.250%, 07/08/15	1,988
695	4.550%, 05/01/13	728
2,780	7.250%, 06/01/13	3,010

		17,167

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
500	5.100%, 07/15/15	533
4,570	5.875%, 05/15/13	4,772
1,835	Cadbury Schweppes US Finance LLC, 5.125%, 10/01/13 (e)	1,948
	Cargill, Inc.,
1,555	1.900%, 03/01/17 (e)	1,561
1,215	4.375%, 06/01/13 (e)	1,263

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food Products — Continued
1,385	5.000%, 11/15/13 (e)	1,472
2,200	5.200%, 01/22/13 (e)	2,285
	General Mills, Inc.,
185	1.550%, 05/16/14	188
3,105	5.250%, 08/15/13	3,305
1,770	5.650%, 09/10/12	1,817
1,670	HJ Heinz Co., 2.000%, 09/12/16	1,695
	Kellogg Co.,
2,460	1.875%, 11/17/16	2,477
710	4.250%, 03/06/13	735
	Kraft Foods, Inc.,
1,210	4.125%, 02/09/16	1,322
1,500	5.250%, 10/01/13	1,596
150	6.000%, 02/11/13	157
1,081	6.250%, 06/01/12	1,095
965	6.750%, 02/19/14	1,070
1,815	Nabisco, Inc., 7.550%, 06/15/15	2,153

		31,444

	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	464

	Total Consumer Staples	80,968

	Energy — 0.5%
	Energy Equipment & Services — 0.0% (g)
545	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	550
2,980	Transocean, Inc., (Cayman Islands), 5.050%, 12/15/16	3,260

		3,810

	Oil, Gas & Consumable Fuels — 0.5%
	Anadarko Petroleum Corp.,
435	5.750%, 06/15/14	474
2,000	7.625%, 03/15/14	2,220
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,862
	Canadian Natural Resources Ltd., (Canada),
565	1.450%, 11/14/14	575
3,660	4.900%, 12/01/14	4,045
2,080	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	2,253
800	Chevron Corp., 3.950%, 03/03/14	855
1,145	ConocoPhillips, 4.750%, 02/01/14	1,236
3,158	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	3,327
3,075	Devon Energy Corp., 2.400%, 07/15/16	3,186

SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
3,721	PC Financial Partnership, 5.000%, 11/15/14	4,089
6,667	Petrobras International Finance Co. - Pifco, (Cayman Islands), 3.500%, 02/06/17	6,811
	Shell International Finance B.V., (Netherlands),
2,615	1.875%, 03/25/13	2,658
2,452	3.100%, 06/28/15	2,640
849	3.250%, 09/22/15	921
5,225	4.000%, 03/21/14	5,582
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	240
2,400	5.125%, 04/30/14 (e)	2,618
924	Total Capital International S.A., (France), 1.500%, 02/17/17	925
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,448

		49,965

	Total Energy	53,775

	Financials — 10.6%
	Capital Markets — 2.2%
	Bank of New York Mellon Corp. (The),
636	1.200%, 02/20/15	637
1,858	2.300%, 07/28/16	1,909
6,277	2.500%, 01/15/16	6,460
2,730	2.950%, 06/18/15	2,880
1,870	3.100%, 01/15/15	1,969
3,300	4.500%, 04/01/13	3,437
6,900	BlackRock, Inc., 3.500%, 12/10/14	7,388
5,380	Charles Schwab Corp. (The), 4.950%, 06/01/14	5,862
	Credit Suisse USA, Inc.,
765	4.875%, 01/15/15	820
8,877	5.125%, 08/15/15	9,644
5,225	5.500%, 08/15/13	5,492
580	FMR LLC, 4.750%, 03/01/13 (e)	595
	Goldman Sachs Group, Inc. (The),
10,415	3.625%, 02/07/16	10,453
6,895	3.700%, 08/01/15	7,032
2,000	4.750%, 07/15/13	2,074
7,250	5.125%, 01/15/15	7,706
1,860	5.150%, 01/15/14	1,959
950	5.250%, 04/01/13	984
8,955	5.250%, 10/15/13	9,377
3,000	5.500%, 11/15/14	3,221
18,840	6.000%, 05/01/14	20,247

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — Continued
	Jefferies Group, Inc.,
9,275	3.875%, 11/09/15	8,811
2,050	5.875%, 06/08/14	2,109
	Lehman Brothers Holdings, Inc.,
2,225	3.950%, 11/10/09 (d)	603
500	5.750%, 07/18/11 (d)	136
1,062	6.625%, 01/18/13 (d)	288
1,063	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,074
5,485	Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	5,780
	Merrill Lynch & Co., Inc.,
968	5.000%, 01/15/15	997
3,275	5.300%, 09/30/15	3,402
4,376	5.450%, 02/05/13	4,494
4,591	5.450%, 07/15/14	4,776
13,651	6.150%, 04/25/13	14,189
	Morgan Stanley,
1,936	2.875%, 07/28/14	1,921
6,250	4.100%, 01/26/15	6,260
12,242	4.200%, 11/20/14	12,288
915	4.750%, 04/01/14	926
8,805	5.300%, 03/01/13	9,065
13,150	6.000%, 05/13/14	13,779
5,100	6.000%, 04/28/15	5,372
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,380
8,505	5.000%, 03/04/15	8,925
	Northern Trust Corp.,
2,760	4.625%, 05/01/14	2,976
3,220	5.500%, 08/15/13	3,429
	State Street Corp.,
5,370	2.875%, 03/07/16	5,608
6,213	4.300%, 05/30/14	6,645
	UBS AG, (Switzerland),
488	2.250%, 08/12/13	489
6,670	3.875%, 01/15/15	6,918

		243,786

	Commercial Banks — 3.3%
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	491
1,000	American Express Bank FSB, 5.500%, 04/16/13	1,050

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	215

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
	ANZ National (International) Ltd., (New Zealand),
1,190	2.375%, 12/21/12 (e)	1,204
531	3.125%, 08/10/15 (e)	539
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	2.125%, 01/10/14 (e)	1,711
2,800	3.250%, 03/01/16	2,861
6,034	Bank of Montreal, (Canada), 1.300%, 10/31/14 (e)	6,098
	Bank of Nova Scotia, (Canada),
5,236	1.650%, 10/29/15 (e)	5,333
1,645	2.050%, 10/07/15	1,690
5,300	3.400%, 01/22/15	5,634
2,782	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 2.600%, 01/22/13 (e)	2,819
	Barclays Bank plc, (United Kingdom),
650	Series 1, 5.000%, 09/22/16	700
9,495	2.500%, 01/23/13	9,577
10,925	2.500%, 09/21/15 (e)	11,073
4,450	3.900%, 04/07/15	4,612
3,280	5.200%, 07/10/14	3,483
	BB&T Corp.,
900	2.050%, 04/28/14	918
6,970	3.200%, 03/15/16	7,383
1,535	3.375%, 09/25/13	1,593
1,875	3.850%, 07/27/12	1,900
312	3.950%, 04/29/16	339
4,555	4.750%, 10/01/12	4,650
1,878	5.200%, 12/23/15	2,074
6,154	5.700%, 04/30/14	6,765
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,419
3,385	Branch Banking & Trust Co., 4.875%, 01/15/13	3,498
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,381
3,000	2.600%, 07/02/15 (e)	3,151
1,290	Comerica, Inc., 3.000%, 09/16/15	1,336
	Credit Suisse, (Switzerland),
9,420	3.500%, 03/23/15	9,776
10,114	5.500%, 05/01/14	10,826
	Deutsche Bank AG, (Germany),
8,290	2.375%, 01/11/13	8,357
5,500	3.250%, 01/11/16	5,635
3,890	3.875%, 08/18/14	4,064

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Commercial Banks — Continued
2,045	4.875%, 05/20/13	2,122
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,844
12,209	DnB Boligkreditt AS, (Norway), 2.100%, 10/14/15 (e)	12,339
	Fifth Third Bancorp,
3,206	3.625%, 01/25/16	3,387
1,800	6.250%, 05/01/13	1,901
	HSBC Bank plc, (United Kingdom),
2,836	1.625%, 07/07/14 (e)	2,845
1,350	2.000%, 01/19/14 (e)	1,355
4,700	HSBC Bank USA N.A., 4.625%, 04/01/14	4,969
1,650	HSBC Holdings plc, (United Kingdom), 5.250%, 12/12/12	1,699
	KeyBank N.A.,
1,778	5.500%, 09/17/12	1,824
750	5.700%, 08/15/12	766
1,290	5.800%, 07/01/14	1,396
6,328	KeyCorp, 6.500%, 05/14/13	6,708
805	M&T Bank Corp., 5.375%, 05/24/12	813
500	Manufacturers & Traders Trust Co., VAR, 2.081%, 04/01/13	499
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,313
	National Australia Bank Ltd., (Australia),
1,695	2.250%, 04/11/14 (e)	1,721
5,070	2.500%, 01/08/13 (e)	5,137
7,480	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	7,615
8,105	National City Corp., 4.900%, 01/15/15	8,898
2,500	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	2,490
	PNC Funding Corp.,
1,840	3.625%, 02/08/15	1,966
380	5.400%, 06/10/14	416
10,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	10,290
	Royal Bank of Canada, (Canada),
4,130	2.300%, 07/20/16	4,230
4,970	2.625%, 12/15/15	5,208
5,788	SouthTrust Corp., 5.800%, 06/15/14	6,260
	SunTrust Banks, Inc.,
5,000	3.500%, 01/20/17	5,118
5,111	3.600%, 04/15/16	5,298
3,272	5.250%, 11/05/12	3,362
6,100	Toronto-Dominion Bank (The), (Canada), 2.200%, 07/29/15 (e)	6,334

SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Banks — Continued
	U.S. Bancorp,
1,075	2.450%, 07/27/15	1,120
5,938	2.875%, 11/20/14	6,210
3,366	4.200%, 05/15/14	3,610
	U.S. Bank N.A.,
5,020	4.950%, 10/30/14	5,496
6,202	6.300%, 02/04/14	6,800
	Wachovia Bank N.A.,
18,328	4.800%, 11/01/14	19,722
1,500	5.000%, 08/15/15	1,624
3,375	5.600%, 03/15/16	3,770
	Wachovia Corp.,
1,155	4.875%, 02/15/14	1,218
3,000	5.250%, 08/01/14	3,239
3,130	5.500%, 05/01/13	3,299
	Wells Fargo & Co.,
540	2.625%, 12/15/16	556
6,780	3.750%, 10/01/14	7,234
5,770	4.625%, 04/15/14	6,111
2,500	4.950%, 10/16/13	2,638
560	5.000%, 11/15/14	601
5,185	SUB, 3.676%, 06/15/16	5,556
4,310	Wells Fargo Bank N.A., 4.750%, 02/09/15	4,636
	Westpac Banking Corp., (Australia),
6,973	2.100%, 08/02/13	7,062
795	3.000%, 08/04/15	819
3,560	4.200%, 02/27/15	3,806

		360,190

	Consumer Finance — 1.2%
	American Express Co.,
720	5.500%, 09/12/16	808
6,262	7.250%, 05/20/14	7,056
	American Express Credit Corp.,
2,165	2.750%, 09/15/15	2,252
5,532	2.800%, 09/19/16	5,732
530	5.125%, 08/25/14	581
2,150	5.300%, 12/02/15	2,395
4,964	5.875%, 05/02/13	5,236
10,305	7.300%, 08/20/13	11,201
	American Honda Finance Corp.,
1,725	1.850%, 09/19/14 (e)	1,751
5,730	2.375%, 03/18/13 (e)	5,832
2,200	3.500%, 03/16/15 (e)	2,318
5,940	4.625%, 04/02/13 (e)	6,196

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Consumer Finance — Continued
	Boeing Capital Corp.,
500	2.125%, 08/15/16	521
1,192	5.800%, 01/15/13	1,247
2,000	Capital One Bank USA N.A., 5.125%, 02/15/14	2,102
	Capital One Financial Corp.,
5,125	3.150%, 07/15/16	5,235
1,330	5.500%, 06/01/15	1,438
1,725	6.250%, 11/15/13	1,845
6,452	7.375%, 05/23/14	7,180
1,490	FIA Card Services N.A., 7.125%, 11/15/12	1,528
	HSBC Finance Corp.,
10,100	4.750%, 07/15/13	10,464
15,901	5.000%, 06/30/15	16,852
1,625	5.250%, 04/15/15	1,741
	John Deere Capital Corp.,
995	1.600%, 03/03/14	1,013
790	1.850%, 09/15/16	807
2,400	2.250%, 06/07/16	2,507
1,335	2.950%, 03/09/15	1,421
2,450	4.500%, 04/03/13	2,552
325	4.950%, 12/17/12	337
	MBNA Corp.,
1,860	6.125%, 03/01/13	1,925
500	7.500%, 03/15/12	501
2,716	PACCAR Financial Corp., 1.550%, 09/29/14	2,750
	Toyota Motor Credit Corp.,
5,843	1.250%, 11/17/14	5,921
3,100	2.050%, 01/12/17	3,161
2,737	3.200%, 06/17/15	2,912
993	Volkswagen International Finance N.V., (Netherlands), 1.625%, 08/12/13 (e)	1,000

		128,318

	Diversified Financial Services — 2.5%
4,110	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,151
3,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	3,039
	Bank of America Corp.,
715	3.625%, 03/17/16	707
6,005	4.900%, 05/01/13	6,171
975	5.125%, 11/15/14	1,009
2,345	5.375%, 09/11/12	2,387
1,695	5.625%, 10/14/16	1,769
1,350	6.500%, 08/01/16	1,459

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	217

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Diversified Financial Services — Continued
15,480	7.375%, 05/15/14	16,732
	BP Capital Markets plc, (United Kingdom),
4,605	2.248%, 11/01/16	4,760
1,190	3.125%, 03/10/12	1,191
3,000	3.200%, 03/11/16	3,206
1,870	3.625%, 05/08/14	1,979
4,375	3.875%, 03/10/15	4,745
3,015	5.250%, 11/07/13	3,239
4,838	Caisse Centrale Desjardins du Quebec, (Canada), 2.550%, 03/24/16 (e)	5,032
	Caterpillar Financial Services Corp.,
2,935	1.125%, 12/15/14	2,963
6,700	1.550%, 12/20/13	6,799
760	2.050%, 08/01/16	785
2,265	4.900%, 08/15/13	2,401
1,700	5.500%, 03/15/16	1,970
3,080	6.125%, 02/17/14	3,400
1,880	6.200%, 09/30/13	2,043
	Citigroup, Inc.,
1,958	3.953%, 06/15/16	2,024
4,000	4.450%, 01/10/17	4,222
5,275	4.750%, 05/19/15	5,590
6,000	5.850%, 07/02/13	6,290
21,650	6.000%, 12/13/13	22,974
12,000	6.010%, 01/15/15	13,069
10,445	6.375%, 08/12/14	11,331
19,289	6.500%, 08/19/13	20,440
1,813	CME Group, Inc., 5.750%, 02/15/14	1,983
3,710	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	3,763
	FUEL Trust,
10,086	3.984%, 06/15/16 (e)	10,301
6,080	4.207%, 04/15/16 (e)	6,237
	General Electric Capital Corp.,
12,870	3.500%, 06/29/15	13,712
5,000	3.750%, 11/14/14	5,345
2,170	4.375%, 09/21/15	2,375
5,000	4.750%, 09/15/14	5,429
5,541	4.875%, 03/04/15	6,072
13,757	5.450%, 01/15/13	14,336
11,926	5.500%, 06/04/14	13,017
3,225	5.650%, 06/09/14	3,535
18,712	5.900%, 05/13/14	20,653
4,365	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	4,544

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — Continued
	National Rural Utilities Cooperative Finance Corp.,
490	1.900%, 11/01/15	503
885	2.625%, 09/16/12	895

		280,577

	FDIC Guaranteed Securities (~) — 0.0% (g)
2,500	General Electric Capital Corp., 2.625%, 12/28/12	2,551

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,108
5,000	5.600%, 05/15/15	5,663
	Aflac, Inc.,
2,745	2.650%, 02/15/17	2,788
1,965	3.450%, 08/15/15	2,062
1,420	Allstate Corp. (The), 5.000%, 08/15/14	1,546
2,343	Aon Corp., 3.500%, 09/30/15	2,449
1,454	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	1,483
	Berkshire Hathaway Finance Corp.,
2,770	5.000%, 08/15/13	2,948
6,615	5.100%, 07/15/14	7,279
5,250	Berkshire Hathaway, Inc., 1.900%, 01/31/17	5,348
4,840	CNA Financial Corp., 5.850%, 12/15/14	5,177
7,061	Jackson National Life Global Funding, 5.375%, 05/08/13 (e)	7,344
	MassMutual Global Funding II,
1,084	2.300%, 09/28/15 (e)	1,113
700	2.875%, 04/21/14 (e)	723
105	3.625%, 07/16/12 (e)	106
	Metropolitan Life Global Funding I,
2,400	2.000%, 01/10/14 (e)	2,426
3,463	2.500%, 01/11/13 (e)	3,504
2,701	2.500%, 09/29/15 (e)	2,773
1,900	3.125%, 01/11/16 (e)	1,945
14,495	5.125%, 04/10/13 (e)	15,128
1,200	5.200%, 09/18/13 (e)	1,273
4,000	Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	4,169
	New York Life Global Funding,
620	2.450%, 07/14/16 (e)	643
2,730	3.000%, 05/04/15 (e)	2,885
3,350	4.650%, 05/09/13 (e)	3,505
285	5.250%, 10/16/12 (e)	293
1,000	5.375%, 09/15/13 (e)	1,070

SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Insurance — Continued
3,240	Pacific Life Global Funding, 5.150%, 04/15/13 (e)	3,390
	Pricoa Global Funding I,
500	4.625%, 06/25/12 (e)	506
1,975	5.400%, 10/18/12 (e)	2,032
5,995	5.450%, 06/11/14 (e)	6,440
	Principal Life Income Funding Trusts,
1,110	5.300%, 12/14/12	1,149
4,933	5.300%, 04/24/13	5,183
2,561	Travelers Cos., Inc. (The), 6.250%, 06/20/16	3,021
1,380	Travelers Property Casualty Corp., 5.000%, 03/15/13	1,440

		111,912

	Real Estate Investment Trusts (REITs) — 0.2%
1,185	CommonWealth REIT, 6.500%, 01/15/13	1,194
2,000	ERP Operating LP, 5.200%, 04/01/13	2,067
	HCP, Inc.,
1,300	2.700%, 02/01/14	1,315
3,852	7.072%, 06/08/15	4,307
	Simon Property Group LP,
673	4.200%, 02/01/15	718
1,850	4.900%, 01/30/14	1,964
1,125	6.750%, 05/15/14	1,239
3,050	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/01/16 (e)	3,396
4,980	WEA Finance LLC/WT Finance Aust Pty Ltd., 7.500%, 06/02/14 (e)	5,519

		21,719

	Thrifts & Mortgage Finance — 0.2%
2,150	Countrywide Financial Corp., 5.800%, 06/07/12	2,167
1,100	Golden West Financial Corp., 4.750%, 10/01/12	1,124
15,324	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	15,440

		18,731

	Total Financials	1,167,784

	Health Care — 0.3%
	Biotechnology — 0.1%
	Amgen, Inc.,
2,200	2.300%, 06/15/16	2,250
1,065	2.500%, 11/15/16	1,099
2,086	Celgene Corp., 2.450%, 10/15/15	2,143

		5,492

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,650	1.800%, 03/15/13	1,673
255	4.000%, 03/01/14	272
1,925	Medtronic, Inc., 3.000%, 03/15/15	2,047

		3,992

	Health Care Providers & Services — 0.1%
2,800	Laboratory Corp. of America Holdings, 5.625%, 12/15/15	3,138
820	Medco Health Solutions, Inc., 2.750%, 09/15/15	831
2,095	UnitedHealth Group, Inc., 5.000%, 08/15/14	2,300
	WellPoint, Inc.,
380	5.000%, 12/15/14	414
935	5.250%, 01/15/16	1,057
215	6.000%, 02/15/14	235

		7,975

	Pharmaceuticals — 0.1%
2,635	Abbott Laboratories, 2.700%, 05/27/15	2,788
2,000	GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	2,105
2,525	Merck & Co., Inc., 4.750%, 03/01/15	2,820
2,793	Wyeth, 5.500%, 02/01/14	3,054

		10,767

	Total Health Care	28,226

	Industrials — 0.6%
	Aerospace & Defense — 0.2%
	BAE Systems Holdings, Inc.,
1,817	4.950%, 06/01/14 (e)	1,917
3,510	5.200%, 08/15/15 (e)	3,777
	Boeing Co. (The),
1,000	3.500%, 02/15/15	1,084
3,085	5.000%, 03/15/14	3,368
2,190	5.125%, 02/15/13	2,286
2,460	General Dynamics Corp., 5.250%, 02/01/14	2,679
1,115	Honeywell International, Inc., 3.875%, 02/15/14	1,182
	Lockheed Martin Corp.,
360	2.125%, 09/15/16	366
1,300	7.650%, 05/01/16	1,593
1,000	Northrop Grumman Corp., 3.700%, 08/01/14	1,053

		19,305

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	219

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Commercial Services & Supplies — 0.0% (g)
	Pitney Bowes, Inc.,
685	3.875%, 06/15/13	704
2,375	4.875%, 08/15/14	2,531
	Waste Management, Inc.,
1,100	6.375%, 11/15/12	1,142
675	6.375%, 03/11/15	770

		5,147

	Industrial Conglomerates — 0.1%
3,767	General Electric Co., 5.000%, 02/01/13	3,920
1,285	Honeywell International, Inc., 4.250%, 03/01/13	1,334
5,000	Ingersoll-Rand Global Holding Co. Ltd., (Bermuda), 9.500%, 04/15/14	5,783

		11,037

	Machinery — 0.1%
745	Caterpillar, Inc., 7.000%, 12/15/13	822
4,323	Danaher Corp., 1.300%, 06/23/14	4,387
1,475	Deere & Co., 6.950%, 04/25/14	1,669
1,150	PACCAR, Inc., 6.875%, 02/15/14	1,284

		8,162

	Road & Rail — 0.2%
2,000	Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	2,219
	Canadian National Railway Co., (Canada),
4,485	4.400%, 03/15/13	4,666
2,852	4.950%, 01/15/14	3,078
	CSX Corp.,
500	5.300%, 02/15/14	541
1,215	6.250%, 04/01/15	1,403
3,330	6.300%, 03/15/12	3,336
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,274
	Ryder System, Inc.,
799	2.500%, 03/01/17	802
1,000	3.600%, 03/01/16	1,046
2,145	6.000%, 03/01/13	2,241
	Union Pacific Corp.,
1,588	5.125%, 02/15/14	1,714
4,235	5.450%, 01/31/13	4,418
1,455	7.000%, 02/01/16	1,737

		28,475

	Total Industrials	72,126

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
2,500	1.625%, 03/14/14	2,556
1,230	5.500%, 02/22/16	1,442

		3,998

	Computers & Peripherals — 0.4%
	Dell, Inc.,
1,075	2.300%, 09/10/15	1,115
5,353	3.100%, 04/01/16	5,717
2,310	4.700%, 04/15/13	2,407
600	5.625%, 04/15/14	658
	Hewlett-Packard Co.,
4,472	2.125%, 09/13/15	4,540
3,232	2.200%, 12/01/15	3,282
8,565	2.350%, 03/15/15	8,764
1,535	3.000%, 09/15/16	1,604
3,650	4.500%, 03/01/13	3,783
2,500	4.750%, 06/02/14	2,686
7,505	6.125%, 03/01/14	8,201

		42,757

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
805	3.375%, 11/01/15	826
7,721	6.875%, 07/01/13	8,262

		9,088

	IT Services — 0.1%
	International Business Machines Corp.,
1,375	0.875%, 10/31/14	1,381
3,081	1.250%, 02/06/17	3,070
5,860	1.950%, 07/22/16	6,059
3,025	2.100%, 05/06/13	3,085
1,250	6.500%, 10/15/13	1,369
650	7.500%, 06/15/13	706

		15,670

	Office Electronics — 0.1%
	Xerox Corp.,
3,425	4.250%, 02/15/15	3,647
2,505	8.250%, 05/15/14	2,814

		6,461

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,058

SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Semiconductors & Semiconductor Equipment — Continued
6,197	National Semiconductor Corp., 3.950%, 04/15/15	6,771
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,846

		14,675

	Software — 0.1%
3,155	Microsoft Corp., 2.950%, 06/01/14	3,334
4,025	Oracle Corp., 5.250%, 01/15/16	4,667

		8,001

	Total Information Technology	100,650

	Materials — 0.7%
	Chemicals — 0.4%
845	Air Products & Chemicals, Inc., 4.150%, 02/01/13	873
	Dow Chemical Co. (The),
900	2.500%, 02/15/16	927
4,314	5.900%, 02/15/15	4,869
2,469	7.600%, 05/15/14	2,806
	EI du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,945
3,225	3.250%, 01/15/15	3,451
1,708	5.000%, 01/15/13	1,772
2,840	5.250%, 12/15/16	3,340
960	Monsanto Co., 2.750%, 04/15/16	1,013
	Potash Corp. of Saskatchewan, Inc., (Canada),
3,153	3.750%, 09/30/15	3,404
2,650	5.250%, 05/15/14	2,901
	PPG Industries, Inc.,
410	1.900%, 01/15/16	414
5,994	5.750%, 03/15/13	6,271
	Praxair, Inc.,
2,240	2.125%, 06/14/13	2,278
1,920	3.950%, 06/01/13	1,997
830	4.625%, 03/30/15	923
3,390	5.375%, 11/01/16	3,958

		44,142

	Construction Materials — 0.0% (g)
975	CRH America, Inc., 6.000%, 09/30/16	1,063

	Metals & Mining — 0.3%
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,721
1,295	1.875%, 11/21/16	1,320
1,900	4.800%, 04/15/13	1,991
2,443	5.125%, 03/29/12	2,452

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Metals & Mining — Continued
950	6.750%, 11/01/13	1,041
4,120	8.500%, 12/01/12	4,362
	Nucor Corp.,
635	4.875%, 10/01/12	649
650	5.000%, 06/01/13	682
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,187
897	2.250%, 09/20/16	933
8,900	8.950%, 05/01/14	10,390

		29,728

	Total Materials	74,933

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
1,875	4.850%, 02/15/14	2,023
11,875	4.950%, 01/15/13	12,321
16,135	6.700%, 11/15/13	17,748
7,126	BellSouth Corp., 5.200%, 09/15/14	7,880
4,050	British Telecommunications plc, (United Kingdom), 5.150%, 01/15/13	4,205
	Deutsche Telekom International Finance B.V., (Netherlands),
2,015	2.250%, 03/06/17 (e)	2,002
3,380	4.875%, 07/08/14	3,629
1,000	5.750%, 03/23/16	1,134
550	5.875%, 08/20/13	586
8,745	France Telecom S.A., (France), 4.375%, 07/08/14	9,352
	Telecom Italia Capital S.A., (Luxembourg),
1,700	4.950%, 09/30/14	1,715
1,450	6.175%, 06/18/14	1,493
	Telefonica Emisiones S.A.U., (Spain),
500	3.729%, 04/27/15	502
1,121	3.992%, 02/16/16	1,128
1,280	4.949%, 01/15/15	1,326
2,110	5.855%, 02/04/13	2,181
	Verizon Communications, Inc.,
2,340	1.250%, 11/03/14	2,371
3,445	2.000%, 11/01/16	3,521
1,320	5.250%, 04/15/13	1,389
15,000	5.550%, 02/15/16	17,365
3,482	Verizon Global Funding Corp., 4.375%, 06/01/13	3,644

		97,515

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	221

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Wireless Telecommunication Services — 0.2%
3,170	Alltel Corp., 7.000%, 03/15/16	3,811
15,094	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	16,417
4,075	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	4,366

		24,594

	Total Telecommunication Services	122,109

	Utilities — 1.3%
	Electric Utilities — 0.9%
555	AEP Texas North Co., 5.500%, 03/01/13	580
490	Alabama Power Co., 4.850%, 12/15/12	506
2,160	Arizona Public Service Co., 6.250%, 08/01/16	2,558
	CenterPoint Energy Houston Electric LLC,
700	5.700%, 03/15/13	731
610	5.750%, 01/15/14	662
6,325	7.000%, 03/01/14	7,050
415	Commonwealth Edison Co., 1.950%, 09/01/16	421
	Consolidated Edison Co. of New York, Inc.,
2,000	3.850%, 06/15/13	2,082
2,725	5.500%, 09/15/16	3,191
1,645	Duke Energy Carolinas LLC, 5.750%, 11/15/13	1,785
	Duke Energy Corp.,
1,565	3.350%, 04/01/15	1,668
1,095	3.950%, 09/15/14	1,175
5,085	5.650%, 06/15/13	5,391
2,133	6.300%, 02/01/14	2,350
537	Duke Energy Ohio, Inc., 2.100%, 06/15/13	547
1,019	Entergy Corp., 3.625%, 09/15/15	1,038
1,000	Exelon Corp., 4.900%, 06/15/15	1,089
1,539	Exelon Generation Co. LLC, 5.350%, 01/15/14	1,655
2,075	Florida Power Corp., 4.800%, 03/01/13	2,162
4,803	Georgia Power Co., 6.000%, 11/01/13	5,229
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	814
	MidAmerican Energy Co.,
2,800	4.650%, 10/01/14	3,066
225	5.125%, 01/15/13	234
	Midamerican Energy Holdings Co.,
1,025	3.150%, 07/15/12	1,035
1,567	5.875%, 10/01/12	1,611
	NextEra Energy Capital Holdings, Inc.,
1,239	5.350%, 06/15/13	1,298

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Electric Utilities — Continued
3,220	7.875%, 12/15/15	3,863
5,935	Nisource Finance Corp., 6.150%, 03/01/13	6,250
1,060	Northern States Power Co., 8.000%, 08/28/12	1,098
	Ohio Power Co.,
3,230	5.750%, 09/01/13	3,456
530	6.000%, 06/01/16	611
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,873
3,195	Pacific Gas & Electric Co., 4.800%, 03/01/14	3,447
750	PacifiCorp, 4.950%, 08/15/14	823
2,076	Peco Energy Co., 5.000%, 10/01/14	2,276
	Progress Energy, Inc.,
370	5.625%, 01/15/16	424
295	6.050%, 03/15/14	325
	PSEG Power LLC,
1,683	2.500%, 04/15/13	1,715
960	2.750%, 09/15/16	975
	Public Service Electric & Gas Co.,
1,150	2.700%, 05/01/15	1,212
1,200	5.000%, 08/15/14	1,317
	Sierra Pacific Power Co.,
890	5.450%, 09/01/13	944
2,330	Series M, 6.000%, 05/15/16	2,721
745	Southern California Edison Co., 4.150%, 09/15/14	804
	Southern Co. (The),
560	1.950%, 09/01/16	568
2,952	4.150%, 05/15/14	3,160
	Spectra Energy Capital LLC,
4,155	5.668%, 08/15/14	4,503
1,544	6.250%, 02/15/13	1,620
	Virginia Electric and Power Co.,
1,000	4.750%, 03/01/13	1,040
4,460	5.100%, 11/30/12	4,611

		99,564

	Gas Utilities — 0.3%
	AGL Capital Corp.,
810	4.450%, 04/15/13	833
1,000	4.950%, 01/15/15	1,077
1,320	6.375%, 07/15/16	1,545
	Atmos Energy Corp.,
6,038	4.950%, 10/15/14	6,593
760	5.125%, 01/15/13	789

SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Gas Utilities — Continued
	CenterPoint Energy Resources Corp.,
1,000	5.950%, 01/15/14	1,075
425	6.150%, 05/01/16	490
2,270	7.875%, 04/01/13	2,423
2,000	Consolidated Natural Gas Co., 5.000%, 03/01/14	2,145
668	Southern California Gas Co., 5.500%, 03/15/14	726
	TransCanada PipeLines Ltd., (Canada),
400	3.400%, 06/01/15	428
10,025	4.000%, 06/15/13	10,382
249	7.690%, 06/30/16	301

		28,807

	Multi-Utilities — 0.1%
1,515	PG&E Corp., 5.750%, 04/01/14	1,656
	Sempra Energy,
1,210	6.000%, 02/01/13	1,268
6,010	8.900%, 11/15/13	6,713
	Wisconsin Electric Power Co.,
1,815	6.000%, 04/01/14	2,004
460	6.250%, 12/01/15	541

		12,182

	Total Utilities	140,553

	Total Corporate Bonds (Cost $1,900,307)	1,938,382

Foreign Government Securities — 0.5%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	33,595
247	Province of Manitoba, (Canada), 2.125%, 04/22/13	251
	Province of Ontario, (Canada),
1,370	2.300%, 05/10/16	1,421
8,655	2.700%, 06/16/15	9,140
6,530	2.950%, 02/05/15	6,924
1,250	4.100%, 06/16/14	1,349
3,420	United Mexican States, (Mexico), 6.375%, 01/16/13	3,564

	Total Foreign Government Securities (Cost $55,006)	56,244

Mortgage Pass-Through Securities — 7.8%
	Federal Home Loan Mortgage Corp.,
2,517	ARM, 2.176%, 12/01/36	2,665
92	ARM, 2.210%, 01/01/27	97
628	ARM, 2.282%, 06/01/36	664

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

4,499	ARM, 2.328%, 10/01/36	4,788
129	ARM, 2.384%, 12/01/27	136
320	ARM, 2.387%, 03/01/35	339
1,931	ARM, 2.480%, 08/01/36	2,042
1,666	ARM, 2.499%, 11/01/36	1,776
1,207	ARM, 2.510%, 12/01/36	1,285
1,849	ARM, 2.517%, 08/01/36	1,985
503	ARM, 2.578%, 07/01/36	538
3,154	ARM, 2.655%, 01/01/37	3,312
6	ARM, 2.768%, 12/01/17	6
3,842	ARM, 2.799%, 03/01/36	4,031
6,260	ARM, 2.882%, 03/01/35	6,635
4,596	ARM, 2.954%, 10/01/35	4,858
7,926	ARM, 3.270%, 03/01/36	8,483
290	ARM, 3.980%, 04/01/37	308
576	ARM, 4.139%, 08/01/37	610
2,233	ARM, 4.696%, 03/01/37	2,367
3,407	ARM, 4.831%, 04/01/38	3,614
2,916	ARM, 4.946%, 01/01/38	3,100
1,474	ARM, 5.000%, 03/01/37	1,565
1,005	ARM, 5.285%, 10/01/37	1,073
1,295	ARM, 5.471%, 02/01/37	1,369
1,263	ARM, 5.490%, 03/01/37	1,339
5,300	ARM, 5.690%, 06/01/37	5,639
11,360	ARM, 5.698%, 06/01/37	12,089
2,998	ARM, 5.707%, 05/01/37	3,181
2,149	ARM, 5.831%, 08/01/37	2,294
642	ARM, 5.989%, 08/01/36	690
5	ARM, 6.070%, 01/01/27	5
1,637	ARM, 6.077%, 04/01/37	1,714
916	ARM, 6.385%, 02/01/37	997
1,241	ARM, 6.415%, 11/01/37	1,340
1,671	ARM, 6.432%, 12/01/36	1,810
564	ARM, 7.022%, 08/01/37	593
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
4,640	4.000%, 07/01/18 - 07/01/19	4,943
1,859	4.500%, 04/01/16 - 10/01/18	1,995
26,063	5.000%, 03/01/18 - 01/01/21	28,144
23,949	5.500%, 11/01/12 - 01/01/24	26,012
21,601	6.000%, 08/01/16 - 12/01/23	23,282
23,110	6.500%, 07/01/14 - 08/01/21	24,951
11,222	7.000%, 03/01/15 - 03/01/17	12,056
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,709	6.000%, 01/01/19 - 10/01/24	2,979

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	223

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
8,594	6.500%, 08/01/18 - 03/01/26	9,600
25	7.000%, 03/01/14	27
191	7.500%, 10/01/16 - 07/01/18	208
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,011	6.000%, 09/01/17 - 07/01/32	1,104
1,849	7.000%, 08/01/38	2,110
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
17,528	7.500%, 12/01/36	20,459
6,367	10.000%, 10/01/30	7,634
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
50	8.000%, 04/01/17 - 05/01/19	55
10	8.250%, 08/01/17	10
	Federal National Mortgage Association,
50	ARM, 1.911%, 03/01/19	50
314	ARM, 2.056%, 01/01/35	331
3,506	ARM, 2.092%, 01/01/37	3,709
2,304	ARM, 2.192%, 02/01/37	2,434
643	ARM, 2.198%, 05/01/36	680
2,115	ARM, 2.273%, 08/01/36	2,247
125	ARM, 2.306%, 04/01/36	130
677	ARM, 2.323%, 10/01/36	716
20	ARM, 2.325%, 05/01/25	21
1	ARM, 2.345%, 10/01/27	1
1,051	ARM, 2.349%, 12/01/35	1,118
23	ARM, 2.365%, 06/01/27	24
1,646	ARM, 2.383%, 09/01/34	1,746
836	ARM, 2.405%, 10/01/36	890
4,165	ARM, 2.455%, 12/01/36	4,457
241	ARM, 2.472%, 12/01/36	257
480	ARM, 2.500%, 08/01/36	510
31	ARM, 2.541%, 07/01/27	32
27	ARM, 2.576%, 01/01/19	27
1,817	ARM, 2.592%, 08/01/36	1,935
533	ARM, 2.607%, 01/01/37	566
531	ARM, 2.640%, 12/01/36	567
1,875	ARM, 2.646%, 08/01/36	1,995
11	ARM, 2.722%, 10/01/25	11
9	ARM, 2.796%, 08/01/19	9
648	ARM, 2.896%, 12/01/36	692
4,436	ARM, 3.019%, 03/01/36	4,706
7,886	ARM, 3.186%, 03/01/36	8,343
5,082	ARM, 3.206%, 10/01/35	5,375
6,619	ARM, 3.220%, 03/01/36	7,010

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

25	ARM, 3.250%, 11/01/16	25
889	ARM, 3.442%, 07/01/36	938
1,012	ARM, 3.460%, 04/01/37	1,066
9	ARM, 3.918%, 08/01/17	9
3,497	ARM, 4.017%, 03/01/37	3,730
2,263	ARM, 4.125%, 11/01/37	2,401
3,560	ARM, 5.226%, 11/01/37	3,780
1,492	ARM, 5.525%, 04/01/37	1,580
483	ARM, 5.543%, 07/01/37	504
133	ARM, 5.584%, 06/01/36	143
6,706	ARM, 5.611%, 01/01/23	7,298
2,145	ARM, 5.701%, 12/01/37	2,291
989	ARM, 5.702%, 03/01/47	1,064
72	ARM, 5.782%, 08/01/37	77
2,726	ARM, 5.783%, 11/01/37	2,912
60	ARM, 5.835%, 07/01/37	64
71	ARM, 5.932%, 08/01/36	76
2,884	ARM, 6.029%, 07/01/37	3,086
1,577	ARM, 6.036%, 04/01/38	1,681
3,429	ARM, 6.169%, 08/01/37	3,618
	Federal National Mortgage Association, 15 Year, Single Family,
5,445	4.000%, 07/01/18 - 01/01/19	5,839
8,734	4.500%, 05/01/18 - 05/01/19	9,388
13,219	5.000%, 12/01/13 - 07/01/20	14,307
78,736	5.500%, 01/01/18 - 01/01/25	85,896
59,973	6.000%, 06/01/13 - 07/01/24	64,907
35,332	6.500%, 09/01/13 - 03/01/23	38,903
7,826	7.000%, 03/01/15 - 01/01/18	8,376
36	7.500%, 05/01/15	38
429	8.000%, 11/01/15 - 10/01/16	462
	Federal National Mortgage Association, 20 Year, Single Family,
3,421	5.500%, 05/01/27	3,732
3,924	6.000%, 03/01/18 - 04/01/24	4,339
5,877	6.500%, 01/01/14 - 03/01/25	6,595
1,687	7.000%, 08/01/20 - 08/01/21	1,911
17	7.500%, 11/01/13 - 06/01/16	18
43	8.000%, 07/01/14 - 11/01/15	46
	Federal National Mortgage Association, 30 Year, FHA/VA,
281	5.500%, 08/01/34	307
49	6.000%, 07/01/17	53
16	8.500%, 03/01/27	17

SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — Continued
	Federal National Mortgage Association, 30 Year, Single Family,
57,582	5.500%, 05/01/33 - 09/01/38	63,187
60,135	6.000%, 04/01/35 - 01/01/38	66,928
54,684	6.500%, 03/01/26 - 10/01/38	61,914
18,704	7.000%, 04/01/37 - 08/01/37	21,687
151	8.000%, 12/01/30	180
12	8.500%, 09/01/21	14
150	9.000%, 02/01/31	187
30	9.500%, 07/01/28	35
12	10.000%, 02/01/24	13
	Federal National Mortgage Association, Other,
951	4.000%, 07/01/13 - 07/01/17	1,008
1,228	4.500%, 11/01/13 - 12/01/19	1,295
1,314	5.000%, 01/01/14 - 05/01/14	1,351
2,379	5.500%, 06/01/16 - 09/01/17	2,590
1,577	6.000%, 09/01/17	1,691
	Government National Mortgage Association II,
171	ARM, 1.625%, 07/20/21 - 11/20/25	176
69	ARM, 2.000%, 08/20/16 - 09/20/22	71
85	ARM, 2.375%, 05/20/17 - 01/20/28	88
18	ARM, 2.500%, 12/20/17 - 05/20/21	19
53	ARM, 3.000%, 01/20/16 - 05/20/20	55
9	ARM, 3.500%, 10/20/17 - 12/20/17	10
22	ARM, 4.000%, 11/20/15 - 08/20/18	23
	Government National Mortgage Association II, 30 Year, Single Family,
17,402	6.000%, 09/20/38	19,512
26,282	7.000%, 08/20/38 - 09/20/38	30,650
22	7.500%, 09/20/28	26
48	8.000%, 09/20/26 - 12/20/27	58
62	8.500%, 03/20/25 - 04/20/25	75
	Government National Mortgage Association, 15 Year, Single Family,
7	6.000%, 04/15/14	8
5,248	6.500%, 10/15/23	5,805
	Government National Mortgage Association, 30 Year, Single Family,
18	8.500%, 04/15/25	21
10	9.000%, 09/15/24 - 10/15/26	13
408	9.500%, 07/15/20 - 12/15/25	484
20	12.000%, 11/15/19	22

	Total Mortgage Pass-Through Securities (Cost $847,075)	866,168

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Supranational — 0.0% (g)
881	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $888)	906

U.S. Government Agency Securities — 21.0%
	Federal Farm Credit Bank,
26,150	1.875%, 12/07/12	26,485
4,000	2.200%, 04/08/13	4,086
36,025	2.350%, 09/23/13	37,146
25,000	2.500%, 03/26/13	25,602
10,000	2.600%, 03/04/13	10,238
8,000	2.625%, 04/17/14	8,358
2,769	2.700%, 08/19/13	2,862
1,580	3.000%, 02/12/14	1,659
5,000	3.000%, 09/22/14	5,305
16,493	3.875%, 01/10/13	17,003
2,000	5.100%, 09/18/12	2,054
1,400	5.250%, 08/21/13	1,501
5,000	5.450%, 12/11/13	5,445
	Federal Home Loan Bank,
22,000	1.125%, 05/18/12	22,047
4,800	1.375%, 06/08/12	4,816
34,125	1.625%, 06/14/13	34,710
30,785	1.750%, 12/14/12	31,146
85,000	1.875%, 06/21/13	86,763
10,000	2.000%, 09/14/12	10,099
25,865	2.375%, 03/14/14	26,891
15,085	2.500%, 06/13/14	15,781
74,350	2.625%, 09/13/13	76,950
16,705	2.750%, 12/12/14	17,682
36,830	2.750%, 03/13/15	39,123
18,800	3.000%, 06/24/13	19,467
10,000	3.050%, 06/28/13	10,344
2,980	3.125%, 03/08/13	3,068
153,715	3.125%, 12/13/13	161,218
21,685	3.125%, 03/11/16	23,645
16,230	3.500%, 03/08/13	16,769
18,825	3.875%, 03/08/13	19,522
15,895	4.250%, 06/14/13	16,703
10,000	4.500%, 09/14/12	10,229
5,000	4.875%, 12/14/12	5,180
10,000	4.875%, 11/27/13	10,782
44,470	4.875%, 12/13/13	47,997
24,980	5.000%, 03/14/14	27,245
20,025	5.250%, 09/13/13	21,519
17,575	5.375%, 06/14/13	18,722
29,755	5.375%, 06/13/14	33,053

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	225

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Government Agency Securities — Continued
6,670	7.000%, 08/15/14	7,716
	Federal Home Loan Mortgage Corp.,
57,900	0.500%, 10/15/13	57,904
30,000	0.750%, 12/28/12	30,134
50,100	1.000%, 08/20/14	50,746
50,000	1.000%, 08/27/14	50,807
25,100	1.350%, 04/29/14	25,598
20,000	1.750%, 06/15/12	20,095
10,000	1.750%, 09/10/15	10,397
45,000	2.000%, 08/25/16	47,127
10,000	2.125%, 09/21/12	10,109
20,000	2.500%, 05/27/16	21,341
11,038	4.000%, 06/12/13	11,561
25,000	4.125%, 12/21/12	25,782
15,000	4.500%, 01/15/13	15,560
25,000	4.500%, 01/15/14	27,000
15,960	4.500%, 04/02/14	17,287
75,196	5.000%, 01/30/14	81,814
65,505	5.000%, 07/15/14	72,493
25,000	5.125%, 07/15/12	25,475
20,000	5.250%, 04/18/16	23,505
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,580
30,000	0.375%, 03/16/15	29,845
25,000	0.500%, 08/09/13	25,065
7,100	1.125%, 10/08/13	7,188
20,000	1.250%, 09/28/16	20,290
5,000	1.250%, 01/30/17	5,061
65,000	1.375%, 11/15/16	66,245
35,000	1.750%, 02/22/13	35,505
22,000	2.250%, 03/15/16	23,110
5,000	2.500%, 05/15/14	5,230
25,000	3.625%, 02/12/13	25,799
3,245	4.000%, 03/27/13	3,375
11,310	4.000%, 04/15/13	11,784
6,135	4.050%, 04/18/13	6,397
5,000	4.125%, 04/29/13	5,224
7,892	4.125%, 07/11/13	8,299
25,000	4.375%, 09/15/12	25,567
17,000	4.375%, 03/15/13	17,729
107,600	4.375%, 07/17/13	113,553
40,000	4.625%, 10/15/13	42,768
75,750	4.750%, 11/19/12	78,219
87,497	4.750%, 02/21/13	91,302
35,750	4.875%, 05/18/12	36,124
10,000	5.000%, 04/15/15	11,346

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

3,315	5.000%, 03/15/16	3,857
6,000	6.260%, 11/26/12	6,264
11,200	Federal National Mortgage Association Principal Strips, Zero Coupon, 07/15/16	10,602

	Total U.S. Government Agency Securities (Cost $2,275,984)	2,312,994

U.S. Treasury Obligations — 30.5%
9,775	U.S. Treasury Inflation Indexed Notes, 2.000%, 04/15/12	10,930
	U.S. Treasury Notes,
10,000	0.250%, 11/30/13	9,994
45,000	0.250%, 09/15/14	44,845
40,000	0.375%, 10/31/12	40,053
30,000	0.375%, 06/30/13	30,052
65,000	0.375%, 07/31/13	65,112
10,000	0.375%, 11/15/14	9,992
10,000	0.500%, 11/30/12	10,024
10,000	0.500%, 05/31/13	10,034
35,000	0.500%, 11/15/13	35,127
75,000	0.500%, 08/15/14	75,234
25,000	0.500%, 10/15/14	25,070
30,000	0.625%, 06/30/12	30,049
155,000	0.625%, 07/31/12 (m)	155,321
35,000	0.625%, 12/31/12	35,127
30,000	0.625%, 01/31/13	30,118
5,000	0.625%, 02/28/13	5,021
15,000	0.625%, 04/30/13	15,070
40,000	0.625%, 07/15/14	40,247
73,000	0.750%, 05/31/12	73,114
25,000	0.750%, 03/31/13	25,145
20,000	0.750%, 08/15/13	20,142
76,000	0.750%, 09/15/13	76,555
65,000	0.875%, 11/30/16	65,168
85,000	0.875%, 12/31/16	85,139
75,000	0.875%, 01/31/17	75,070
35,000	1.000%, 07/15/13	35,358
90,000	1.000%, 05/15/14	91,301
100,000	1.000%, 08/31/16 (m)	101,024
75,000	1.000%, 09/30/16	75,727
105,000	1.000%, 10/31/16	105,952
46,000	1.125%, 12/15/12	46,340
170,600	1.125%, 06/15/13 (m)	172,533
140,000	1.250%, 02/15/14 (m)	142,565
15,000	1.250%, 04/15/14	15,291
20,000	1.250%, 08/31/15	20,494
20,000	1.250%, 09/30/15	20,483

SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
28,300	1.375%, 05/15/12	28,374
136,565	1.375%, 09/15/12	137,461
85,000	1.375%, 10/15/12 (m)	85,637
104,680	1.375%, 11/15/12	105,563
15,000	1.375%, 01/15/13	15,155
30,000	1.375%, 02/15/13	30,336
72,000	1.375%, 03/15/13	72,869
30,000	1.375%, 05/15/13	30,411
40,000	1.500%, 06/30/16	41,303
81,620	1.500%, 07/31/16 (m)	84,266
78,210	1.750%, 08/15/12	78,784
25,000	1.750%, 01/31/14	25,688
35,000	1.750%, 07/31/15	36,444
100,000	1.750%, 05/31/16	104,352
10,000	1.875%, 06/15/12	10,051
75,000	1.875%, 02/28/14	77,320
30,750	1.875%, 04/30/14	31,769
20,000	1.875%, 06/30/15	20,900
40,000	2.000%, 04/30/16	42,138
25,000	2.125%, 12/31/15	26,438
75,000	2.125%, 02/29/16	79,359
30,250	2.250%, 01/31/15	31,833
40,000	2.375%, 10/31/14	42,075

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

50,000	2.375%, 03/31/16	53,437
15,000	2.500%, 04/30/15	15,949
5,000	2.750%, 11/30/16	5,447
4,300	3.125%, 09/30/13	4,494
35,000	3.250%, 12/31/16	38,992
50,000	4.000%, 02/15/15	55,219
25,000	4.500%, 02/15/16	28,762

	Total U.S. Treasury Obligations (Cost $3,336,228)	3,365,647

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
286,458	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $286,458)	286,458

	Total Investments — 100.4% (Cost $10,928,924)	11,076,256
	Liabilities in Excess of Other Assets — (0.4)%	(41,080)

	NET ASSETS — 100.0%	$11,035,176

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	227

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Asset-Backed Securities — 6.8%
	Ally Auto Receivables Trust,
160	Series 2010-1, Class A3, 1.450%, 05/15/14	162
89	Series 2010-3, Class A4, 1.550%, 08/17/15	90
137	Series 2011-3, Class A3, 0.970%, 08/17/15	138
126	Series 2011-4, Class A4, 1.140%, 06/15/16	126
	AmeriCredit Automobile Receivables Trust,
35	Series 2009-1, Class A3, 3.040%, 10/15/13	35
185	Series 2010-3, Class A3, 1.140%, 04/08/15	186
90	Series 2011-3, Class A3, 1.170%, 01/08/16	90
71	Series 2011-4, Class A3, 1.170%, 05/09/16	71
	Bank of America Auto Trust,
5	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	6
100	Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	101
38	Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	38
	CarMax Auto Owner Trust,
37	Series 2010-1, Class A3, 1.560%, 07/15/14	37
202	Series 2010-1, Class A4, 2.400%, 04/15/15	206
113	Series 2011-2, Class A4, 1.350%, 02/15/17	114
	Chrysler Financial Auto Securitization Trust,
44	Series 2009-A, Class A3, 2.820%, 01/15/16	44
196	Series 2010-A, Class A3, 0.910%, 08/08/13	196
	CNH Equipment Trust,
21	Series 2010-A, Class A3, 1.540%, 07/15/14	21
155	Series 2011-A, Class A3, 1.200%, 05/16/16	156
131	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	126
	Ford Credit Auto Owner Trust,
31	Series 2009-B, Class A3, 2.790%, 08/15/13	31
100	Series 2010-B, Class A4, 1.580%, 09/15/15	102
291	GSAMP Trust, Series 2006-NC1, Class A2, VAR, 0.424%, 02/25/36	232
26	Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3, 1.870%, 02/15/14	26
236	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.424%, 07/25/36	228
15	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.310%, 05/15/13	16
100	Huntington Auto Trust, Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	100
	Hyundai Auto Receivables Trust,
161	Series 2010-A, Class A3, 1.500%, 10/15/14	162
260	Series 2010-B, Class A4, 1.630%, 03/15/17	265
35	John Deere Owner Trust, Series 2011-A, Class A3, 1.290%, 01/15/16	35
123	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.670%, 01/15/14	123

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

57	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.000%, 09/15/14	58
193	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, VAR, 0.444%, 02/25/36	185
202	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.434%, 03/25/36	189
	Santander Drive Auto Receivables Trust,
150	Series 2010-1, Class A3, 1.840%, 11/17/14	151
35	Series 2010-3, Class A3, 1.200%, 06/16/14	35
300	Series 2010-B, Class A3, 1.310%, 02/17/14 (e)	301
200	Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.980%, 09/20/17	206
	World Omni Auto Receivables Trust,
17	Series 2010-A, Class A3, 1.340%, 12/16/13	17
45	Series 2010-A, Class A4, 2.210%, 05/15/15	46

	Total Asset-Backed Securities (Cost $4,522)	4,451

Collateralized Mortgage Obligations — 5.0%
	Agency CMO — 5.0%
	Federal Home Loan Mortgage Corp. REMICS,
247	Series 2594, Class QP, 4.000%, 03/15/33	261
160	Series 2686, Class VP, 5.000%, 09/15/17	165
200	Series 3209, Class EG, 4.500%, 08/15/20	219
	Federal National Mortgage Association REMICS,
84	Series 2003-42, Class EP, 4.000%, 11/25/22	86
350	Series 2003-92, Class PE, 4.500%, 09/25/18	379
163	Series 2005-31, Class PA, 5.500%, 10/25/34	181
200	Series 2005-48, Class MD, 5.000%, 04/25/34	217
99	Series 2007-76, Class DB, 6.000%, 05/25/33	104
200	Series 2008-68, Class VN, 5.500%, 03/25/27	218
224	Series 2010-64, Class DM, 5.000%, 06/25/40	244
281	Series 2010-64, Class EH, 5.000%, 10/25/35	297
	Government National Mortgage Association,
5	Series 2002-24, Class FA, VAR, 0.748%, 04/16/32 (m)	5
50	Series 2003-86, Class PE, 5.000%, 09/20/32	54
296	Series 2003-105, Class VH, 4.500%, 01/16/28	311
239	Series 2009-31, Class BV, 4.500%, 06/20/20	267
149	Series 2009-67, Class GK, 4.500%, 01/16/37	160
78	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.400%, 12/08/20	80

		3,248

	Non-Agency CMO — 0.0% (g)
40	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.000%, 09/25/19	42

	Total Collateralized Mortgage Obligations (Cost $3,250)	3,290

SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Commercial Mortgage-Backed Securities — 0.3%
100	Nomura Asset Securities Corp., Series 1998-D6, Class A4, VAR, 7.897%, 03/15/30	105
56	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	60

	Total Commercial Mortgage-Backed Securities (Cost $168)	165

Corporate Bonds — 24.7%
	Consumer Discretionary — 0.6%
	Auto Components — 0.1%
65	Johnson Controls, Inc., 4.875%, 09/15/13	68

	Automobiles — 0.1%
70	Daimler Finance North America LLC, 6.500%, 11/15/13	76

	Broadcasting & Cable TV — 0.1%
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
24	3.125%, 02/15/16	25
45	3.500%, 03/01/16	48

		73

	Internet Retail — 0.0% (g)
30	eBay, Inc., 1.625%, 10/15/15	31

	Media — 0.3%
40	Comcast Corp., 6.500%, 01/15/15	46
40	Discovery Communications LLC, 3.700%, 06/01/15	43
50	NBCUniversal Media LLC, 2.875%, 04/01/16	52
30	Viacom, Inc., 6.250%, 04/30/16	35

		176

	Total Consumer Discretionary	424

	Consumer Staples — 2.2%
	Beverages — 0.7%
16	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	16
	Bottling Group LLC,
45	5.000%, 11/15/13	49
65	6.950%, 03/15/14	73
160	Coca-Cola Co. (The), 3.625%, 03/15/14	170
85	PepsiCo, Inc., 3.750%, 03/01/14	90
50	SABMiller plc, (United Kingdom), 5.700%, 01/15/14 (e)	54

		452

	Food & Staples Retailing — 0.1%
	Kroger Co. (The),
20	3.900%, 10/01/15	22

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — Continued
20	7.500%, 01/15/14	22
45	Wal-Mart Stores, Inc., 7.250%, 06/01/13	49

		93

	Food Products — 1.4%
120	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	126
50	Cargill, Inc., 4.375%, 06/01/13 (e)	52
35	General Mills, Inc., 5.250%, 08/15/13	37
	Kraft Foods, Inc.,
600	4.125%, 02/09/16	655
37	6.250%, 06/01/12	38

		908

	Total Consumer Staples	1,453

	Energy — 0.6%
	Energy Equipment & Services — 0.0% (g)
3	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	3
20	Transocean, Inc., (Cayman Islands), 5.050%, 12/15/16	22

		25

	Oil, Gas & Consumable Fuels — 0.6%
15	Anadarko Petroleum Corp., 5.750%, 06/15/14	16
35	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	38
40	ConocoPhillips Australia Funding Co., 5.500%, 04/15/13	42
30	PC Financial Partnership, 5.000%, 11/15/14	33
43	Petrobras International Finance Co., (Cayman Islands), 3.500%, 02/06/17	44
	Shell International Finance B.V., (Netherlands),
30	1.875%, 03/25/13	31
15	3.100%, 06/28/15	16
35	4.000%, 03/21/14	37
100	Statoil ASA, (Norway), 5.125%, 04/30/14 (e)	109
29	Total Capital S.A., (France), 3.000%, 06/24/15	31

		397

	Total Energy	422

	Financials — 15.1%
	Capital Markets — 3.0%
200	Bank of New York Mellon Corp. (The), 4.500%, 04/01/13	208
100	BlackRock, Inc., 3.500%, 12/10/14	107
45	Charles Schwab Corp. (The), 4.950%, 06/01/14	49

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	229

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Capital Markets — Continued
	Credit Suisse USA, Inc.,
200	4.875%, 01/15/15	215
50	5.125%, 08/15/15	54
600	Goldman Sachs Group, Inc. (The), 4.750%, 07/15/13	622
85	Jefferies Group, Inc., 3.875%, 11/09/15	81
	Morgan Stanley,
100	5.375%, 10/15/15	104
280	6.750%, 10/15/13	297
15	Nomura Holdings, Inc., (Japan), 4.125%, 01/19/16	15
60	Northern Trust Corp., 5.500%, 08/15/13	64
135	State Street Corp., 4.300%, 05/30/14	144

		1,960

	Commercial Banks — 3.3%
45	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	48
110	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	117
240	BB&T Corp., 5.200%, 12/23/15	265
20	Canadian Imperial Bank of Commerce, (Canada), 2.350%, 12/11/15	20
	Deutsche Bank AG, (Germany),
175	3.875%, 08/18/14	183
100	4.875%, 05/20/13	103
30	Fifth Third Bancorp, 3.625%, 01/25/16	32
20	M&T Bank Corp., 5.375%, 05/24/12	20
100	National City Corp., 4.900%, 01/15/15	110
50	SunTrust Banks, Inc., 3.600%, 04/15/16	52
250	U.S. Bank N.A., 6.300%, 02/04/14	274
800	Wachovia Corp., 5.500%, 05/01/13	843
128	Westpac Banking Corp., (Australia), 2.100%, 08/02/13	130

		2,197

	Consumer Finance — 2.2%
	American Express Credit Corp.,
130	5.875%, 05/02/13	137
150	7.300%, 08/20/13	163
	Capital One Financial Corp.,
70	3.150%, 07/15/16	72
20	7.375%, 05/23/14	22
720	HSBC Finance Corp., 5.000%, 06/30/15	763
200	John Deere Capital Corp., 5.250%, 10/01/12	206
55	Toyota Motor Credit Corp., 3.200%, 06/17/15	58

		1,421

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Diversified Financial Services — 3.9%
50	Bank of America Corp., 4.900%, 05/01/13	51
	BP Capital Markets plc, (United Kingdom),
60	3.125%, 03/10/12	60
80	3.625%, 05/08/14	85
	Caterpillar Financial Services Corp.,
150	4.900%, 08/15/13	159
50	6.125%, 02/17/14	55
	Citigroup, Inc.,
45	6.375%, 08/12/14	49
520	6.500%, 08/19/13	551
	CME Group, Inc.,
110	5.400%, 08/01/13	117
90	5.750%, 02/15/14	99
20	ERAC USA Finance LLC, 2.750%, 07/01/13 (e)	20
	General Electric Capital Corp.,
1,000	4.750%, 09/15/14	1,086
125	5.900%, 05/13/14	138
50	NASDAQ OMX Group, Inc. (The), 4.000%, 01/15/15	52
20	National Rural Utilities Cooperative Finance Corp., 2.625%, 09/16/12	20

		2,542

	FDIC Guaranteed Securities (~) — 1.1%
700	General Electric Capital Corp., 2.125%, 12/21/12	711

	Insurance — 0.3%
50	Allstate Corp. (The), 6.200%, 05/16/14	55
40	CNA Financial Corp., 5.850%, 12/15/14	43
100	Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	104
20	Travelers Cos., Inc. (The), 6.250%, 06/20/16	24

		226

	Real Estate Investment Trusts (REITs) — 0.2%
35	ERP Operating LP, 5.250%, 09/15/14	38
50	HCP, Inc., 7.072%, 06/08/15	56
13	Simon Property Group LP, 4.200%, 02/01/15	14

		108

	Thrifts & Mortgage Finance — 1.1%
700	Countrywide Financial Corp., 5.800%, 06/07/12	706

	Total Financials	9,871

	Health Care — 0.0% (g)
	Biotechnology — 0.0% (g)
19	Amgen, Inc., 2.300%, 06/15/16	19

SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Industrials — 1.1%
	Aerospace & Defense — 0.4%
150	Boeing Co. (The), 5.125%, 02/15/13	156
100	Honeywell International, Inc., 3.875%, 02/15/14	106

		262

	Commercial Services & Supplies — 0.0% (g)
10	Pitney Bowes, Inc., 4.875%, 08/15/14	11

	Industrial Conglomerates — 0.1%
34	Danaher Corp., 1.300%, 06/23/14	34
30	Ingersoll-Rand Global Holding Co. Ltd., (Bermuda), 9.500%, 04/15/14	35

		69

	Machinery — 0.1%
40	PACCAR, Inc., 6.875%, 02/15/14	45

	Road & Rail — 0.5%
100	Burlington Northern Santa Fe LLC, 5.900%, 07/01/12	102
	Canadian National Railway Co., (Canada),
20	4.400%, 03/15/13	21
30	4.950%, 01/15/14	32
80	CSX Corp., 6.300%, 03/15/12	80
70	Union Pacific Corp., 5.450%, 01/31/13	73

		308

	Total Industrials	695

	Information Technology — 1.5%
	Communications Equipment — 0.1%
50	Cisco Systems, Inc., 5.500%, 02/22/16	59

	Computers & Peripherals — 0.3%
59	Dell, Inc., 3.100%, 04/01/16	63
	Hewlett-Packard Co.,
20	2.950%, 08/15/12	20
120	6.125%, 03/01/14	131

		214

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
15	3.375%, 11/01/15	15
40	6.875%, 07/01/13	43

		58

	IT Services — 0.2%
50	HP Enterprise Services LLC, 6.000%, 08/01/13	53

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	IT Services — Continued
60	International Business Machines Corp., 4.750%, 11/29/12	62

		115

	Office Electronics — 0.2%
110	Xerox Corp., 8.250%, 05/15/14	124

	Semiconductors & Semiconductor Equipment — 0.2%
37	Intel Corp., 1.950%, 10/01/16	38
40	National Semiconductor Corp., 3.950%, 04/15/15	44
34	Texas Instruments, Inc., 2.375%, 05/16/16	36

		118

	Software — 0.4%
140	Microsoft Corp., 2.950%, 06/01/14	148
140	Oracle Corp., 4.950%, 04/15/13	147

		295

	Total Information Technology	983

	Materials — 0.6%
	Chemicals — 0.3%
40	Dow Chemical Co. (The), 7.600%, 05/15/14	46
	E.I. du Pont de Nemours & Co.,
29	1.950%, 01/15/16	30
45	3.250%, 01/15/15	48
33	5.000%, 01/15/13	34
50	Potash Corp. of Saskatchewan, Inc., (Canada), 3.750%, 09/30/15	54

		212

	Metals & Mining — 0.3%
71	BHP Billiton Finance USA Ltd., (Australia), 1.125%, 11/21/14	71
70	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	82

		153

	Total Materials	365

	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.3%
450	AT&T, Inc., 6.700%, 11/15/13	495
130	France Telecom S.A., (France), 4.375%, 07/08/14	139
50	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	51
125	Verizon Communications, Inc., 2.000%, 11/01/16	128

		813

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	231

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Corporate Bonds — Continued
	Wireless Telecommunication Services — 0.3%
120	Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	131
70	Vodafone Group plc, (United Kingdom), 4.150%, 06/10/14	75

		206

	Total Telecommunication Services	1,019

	Utilities — 1.4%
	Electric Utilities — 0.8%
200	Appalachian Power Co., 5.650%, 08/15/12	204
50	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	54
17	Commonwealth Edison Co., 1.950%, 09/01/16	17
	Duke Energy Corp.,
30	3.950%, 09/15/14	32
38	6.300%, 02/01/14	42
50	Nisource Finance Corp., 6.150%, 03/01/13	53
15	Progress Energy, Inc., 6.050%, 03/15/14	17
20	Southern California Edison Co., 4.150%, 09/15/14	22
	Southern Co. (The),
12	1.950%, 09/01/16	12
10	4.150%, 05/15/14	11
50	Spectra Energy Capital LLC, 5.668%, 08/15/14	54

		518

	Gas Utilities — 0.3%
85	Atmos Energy Corp., 4.950%, 10/15/14	93
80	Southern California Gas Co., 5.500%, 03/15/14	87
35	TransCanada PipeLines Ltd., (Canada), 4.000%, 06/15/13	36

		216

	Multi-Utilities — 0.3%
130	Dominion Resources, Inc., 5.700%, 09/17/12	133
20	PG&E Corp., 5.750%, 04/01/14	22

		155

	Total Utilities	889

	Total Corporate Bonds (Cost $15,783)	16,140

Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
100	2.950%, 02/05/15	106
45	4.100%, 06/16/14	49

	Total Foreign Government Securities (Cost $145)	155

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

Mortgage Pass-Through Securities — 1.1%
203	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 10/01/24	223
155	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 6.000%, 06/01/34	173
134	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 04/01/21	144
150	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/23	165

	Total Mortgage Pass-Through Securities (Cost $693)	705

Supranational — 0.1%
38	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $38)	39

U.S. Government Agency Securities — 31.8%
	Federal Farm Credit Bank,
400	2.625%, 04/17/14	418
685	4.900%, 03/06/13	717
	Federal Home Loan Bank,
2,500	1.875%, 06/21/13	2,552
4,000	3.125%, 12/13/13	4,195
	Federal Home Loan Mortgage Corp.,
900	0.750%, 12/28/12	904
1,350	1.000%, 08/20/14	1,367
650	2.500%, 05/27/16	694
	Federal National Mortgage Association,
300	1.250%, 09/28/16	304
500	2.375%, 07/28/15	530
200	2.500%, 05/15/14	209
2,703	4.000%, 03/27/13	2,812
4,000	4.375%, 03/15/13	4,172
1,400	4.625%, 10/15/13	1,497
400	4.750%, 02/21/13	417

	Total U.S. Government Agency Securities (Cost $20,403)	20,788

U.S. Treasury Obligations — 29.4%
	U.S. Treasury Notes,
2,500	0.500%, 11/15/13 (m)	2,509
500	0.625%, 02/28/13	502
300	0.750%, 08/15/13	302
1,000	0.875%, 11/30/16	1,003
500	0.875%, 01/31/17	500
350	1.000%, 05/15/14	355
350	1.000%, 08/31/16	354
1,000	1.000%, 10/31/16	1,009
310	1.250%, 04/15/14	316
2,550	1.375%, 09/15/12	2,567

SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

U.S. Treasury Obligations — Continued
1,420	1.375%, 02/15/13	1,436
400	1.375%, 11/30/15	411
290	1.500%, 06/30/16	299
200	1.500%, 07/31/16	206
1,700	1.750%, 08/15/12	1,713
700	1.750%, 07/31/15	729
260	1.750%, 05/31/16	271
2,500	2.000%, 11/30/13 (m)	2,574
800	2.000%, 04/30/16	843
415	2.125%, 02/29/16	439
300	2.375%, 03/31/16	321
215	2.500%, 04/30/15	229
250	2.625%, 04/30/16	270

	Total U.S. Treasury Obligations (Cost $18,934)	19,158

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
20	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $20)	20

	Total Investments — 99.4% (Cost $63,956)	64,911
	Other Assets in Excess of Liabilities — 0.6%	384

	NET ASSETS — 100.0%	$65,295

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	233

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 20.8%
	Federal Farm Credit Bank,
24,000	3.875%, 06/04/12 (m)	24,233
9,745	4.000%, 05/21/13	10,187
25,000	4.350%, 09/02/14 (m)	27,337
500	6.270%, 01/26/16	600
	Federal Home Loan Bank,
5,000	1.125%, 05/18/12	5,011
9,400	5.310%, 12/28/12	9,795
1,772	New Valley Generation I, 7.299%, 03/15/19	2,145
4,498	New Valley Generation II, 5.572%, 05/01/20	5,169

	Total U.S. Government Agency Securities (Cost $80,345)	84,477

U.S. Treasury Obligations — 78.1%
	U.S. Treasury Notes,
20,000	0.625%, 06/30/12	20,033
23,000	0.875%, 12/31/16	23,038
28,000	1.250%, 08/31/15	28,691
6,000	1.375%, 05/15/12	6,016
21,040	1.375%, 02/15/13	21,276
4,000	1.375%, 11/30/15	4,114
7,000	1.750%, 04/15/13	7,120
20,000	1.750%, 07/31/15	20,825
40,000	1.875%, 06/15/12	40,203

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

12,000	1.875%, 04/30/14	12,397
70,000	2.000%, 11/30/13	72,081
15,000	2.000%, 01/31/16	15,792
10,000	2.000%, 04/30/16	10,534
5,000	2.125%, 11/30/14	5,232
8,000	2.375%, 10/31/14	8,415
15,000	2.625%, 04/30/16	16,186
4,000	3.250%, 12/31/16	4,456

	Total U.S. Treasury Obligations (Cost $311,394)	316,409

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
2,230	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (Cost $2,230)	2,230

	Total Investments — 99.5% (Cost $393,969)	403,116
	Other Assets in Excess of Liabilities — 0.5%	1,884

	NET ASSETS — 100.0%	$405,000

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 29, 2012.
BRL	— Brazilian Real
CDX	— Credit Default Swap Index
CLN

—  Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of February 29, 2012. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CMO	— Collateralized Mortgage Obligation
CPI-U	— Consumer Price Index for All Urban Customers
DIP	— Debtor-in-Possession
DOP	— Dominican Peso
ESOP	— Employee Stock Ownership Program
EUR	— Euro
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
GO	— General Obligation
HB

—  High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of February 29, 2012. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

MXN	— Mexican Peso
PEN	— Peru Nuevo Sol
PIK	— Payment-in-Kind
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Reg. S.

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduits

Rev.	— Revenue

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2012.
TRY	— New Turkish Lira
UYU	— Uruguayan Peso
VA	— Veterans Administration
VAR	— Variable Rate Security. The interest rate shown is the rate in effect as of February 29, 2012.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	— Defaulted security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

—  Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The following approximates the value and percentage of these investments based on total investments
(amounts in thousands):

	Fund	Value	Percentage
	Core Bond Fund	$239,217	0.97%
	Core Plus Bond Fund	13,965	0.62
	High Yield Fund	71,957	0.62
	Limited Duration Bond Fund	2,392	0.60
	Mortgage-Backed Securities Fund	36,745	1.18

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	— All or portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	— The rate shown is the current yield as of February 29, 2012.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign exchange currency contracts.

(r)	— Rates shown are per annum and payments are as described.
(x)

—  Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2012.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	235

J.P. Morgan Income Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2012 (continued)

@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of February 29, 2012.

~

—  Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

^	— All or a portion of the security is unsettled as of February 29, 2012. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	— The following approximates the value of investments restricted as collateral for swaps to various brokers (amounts in thousands):

Fund	Value
High Yield Fund	$920
Inflation Managed Bond Fund	140

SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	237

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2012

(Amounts in thousands, except per share amounts)

	Core Bond Fund	Core Plus Bond Fund		Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$23,381,648	$2,100,484		$1,467,485
Investments in affiliates, at value	1,334,403	170,014		141,918

Total investment securities, at value	24,716,051	2,270,498		1,609,403
Cash	2,047	122		—
Foreign currency, at value	—	17		—
Receivables:
Investment securities sold	25,009	3,851		145
Fund shares sold	121,632	8,050		14,439
Interest and dividends from non-affiliates	116,777	19,629		5,240
Dividends from affiliates	186	19		1
Unrealized appreciation on forward foreign currency exchange contracts	—	39		—
Other assets (See Note 9)	—	253		—

Total Assets	24,981,702	2,302,478		1,629,228

LIABILITIES:
Payables:
Dividends	6,921	3,840		1,988
Investment securities purchased	339,572	15,771		—
Fund shares redeemed	32,631	5,587		2,949
Variation margin on futures contracts	—	2		—
Unrealized depreciation on forward foreign currency exchange contracts	—	21		—
Outstanding swap contracts, at value	—	8		—
Accrued liabilities:
Investment advisory fees	4,000	510		368
Administration fees	1,687	91		78
Shareholder servicing fees	2,739	376		52
Distribution fees	2,625	315		256
Custodian and accounting fees	171	42		15
Collateral management fees	—	—	(a)	—
Trustees’ and Chief Compliance Officer’s fees	15	2		3
Transfer agent fees	1,748	239		372
Other	1,044	3,047	(b)	91

Total Liabilities	393,153	29,851		6,172

Net Assets	$24,588,549	$2,272,627		$1,623,056

SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
NET ASSETS:
Paid-in-Capital	$23,107,152	$2,420,066	$1,446,878
Accumulated undistributed (distributions in excess of) net investment income	1,207	301	(35)
Accumulated net realized gains (losses)	28,569	(267,592)	(116)
Net unrealized appreciation (depreciation)	1,451,621	119,852	176,329

Total Net Assets	$24,588,549	$2,272,627	$1,623,056

Net Assets:
Class A	$5,937,341	$424,254	$615,219
Class B	53,729	4,990	11,661
Class C	2,400,830	398,777	201,498
Class R2	67,044	927	25,147
Class R5	190,711	—	—
Class R6	3,221,144	64,170	—
Institutional Class	—	39,168	—
Select Class	12,717,750	1,340,341	769,531

Total	$24,588,549	$2,272,627	$1,623,056

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	497,836	50,612	53,273
Class B	4,507	592	1,011
Class C	200,332	47,385	17,508
Class R2	5,628	111	2,179
Class R5	16,013	—	—
Class R6	270,128	7,657	—
Institutional Class	—	4,670	—
Select Class	1,067,348	159,969	66,674

Net Asset Value (c):
Class A — Redemption price per share	$11.93	$8.38	$11.55
Class B — Offering price per share (d)	11.92	8.43	11.54
Class C — Offering price per share (d)	11.98	8.42	11.51
Class R2 — Offering and redemption price per share	11.91	8.38	11.54
Class R5 — Offering and redemption price per share	11.91	—	—
Class R6 — Offering and redemption price per share	11.92	8.38	—
Institutional Class — Offering and redemption price per share	—	8.39	—
Select Class — Offering and redemption price per share	11.92	8.38	11.54
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.39	$8.71	$12.00

Cost of investments in non-affiliates	$21,930,027	$1,980,641	$1,291,156
Cost of investments in affiliates	1,334,403	170,014	141,918
Cost of foreign currency	—	16	—

(a)	Amount rounds to less than $1,000.
(b)	See Note 9.
(c)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(d)	Redemption price for Class B and Class C Shares varies based upon the length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	239

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands, except per share amounts)

	High Yield Fund	Inflation Managed Bond Fund		Limited Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$11,000,627	$1,120,665		$342,718
Investments in affiliates, at value	552,312	50,101		56,538
Investments in affiliates — restricted, at value	920	140		—

Total investment securities, at value	11,553,859	1,170,906		399,256
Cash	3,626	—		—
Receivables:
Investment securities sold	94,519	—		48
Fund shares sold	38,737	11,793		359
Interest and dividends from non-affiliates	189,937	5,750		853
Dividends from affiliates	62	7		8
Outstanding swap contracts, at value	—	7,457		—

Total Assets	11,880,740	1,195,913		400,524

LIABILITIES:
Payables:
Dividends	29,547	1,221		407
Investment securities purchased	305,205	3,295		—
Fund shares redeemed	6,283	385		1,175
Outstanding swap contracts, at value	368	2,446		—
Accrued liabilities:
Investment advisory fees	5,559	219		37
Administration fees	277	—		—
Shareholder servicing fees	741	72		63
Distribution fees	387	29		43
Custodian and accounting fees	70	9		9
Collateral management fees	1	3		—
Trustees’ and Chief Compliance Officer’s fees	14	—	(a)	2
Other	1,690	206		98

Total Liabilities	350,142	7,885		1,834

Net Assets	$11,530,598	$1,188,028		$398,690

SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$11,195,006	$1,157,247	$517,309
Accumulated undistributed (distributions in excess of) net investment income	427	(49)	(638)
Accumulated net realized gains (losses)	(4,068)	5,265	(75,479)
Net unrealized appreciation (depreciation)	339,233	25,565	(42,502)

Total Net Assets	$11,530,598	$1,188,028	$398,690

Net Assets:
Class A	$1,103,966	$134,099	$48,120
Class B	11,060	—	286
Class C	280,078	4,302	54,348
Class R2	6,968	11,174	—
Class R5	50,747	56	—
Class R6	1,461,496	167,997	3,642
Select Class	8,616,283	870,400	292,294

Total	$11,530,598	$1,188,028	$398,690

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	139,901	12,488	5,085
Class B	1,398	—	30
Class C	35,458	401	5,802
Class R2	884	1,040	—
Class R5	6,400	5	—
Class R6	184,655	15,642	384
Select Class	1,087,866	81,052	30,896

Net Asset Value (b):
Class A — Redemption price per share	$7.89	$10.74	$9.46
Class B — Offering price per share (c)	7.91	—	9.39
Class C — Offering price per share (c)	7.90	10.73	9.37
Class R2 — Offering and redemption price per share	7.88	10.74	—
Class R5 — Offering and redemption price per share	7.93	10.77	—
Class R6 — Offering and redemption price per share	7.91	10.74	9.47
Select Class — Offering and redemption price per share	7.92	10.74	9.46
Class A maximum sales charge	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$8.20	$11.16	$9.68

Cost of investments in non-affiliates	$10,665,292	$1,100,111	$385,220
Cost of investments in affiliates	552,312	50,101	56,538
Cost of investments in affiliates — restricted	920	140	—
Premiums received on swaps	4,266	—	—

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class B and Class C Shares varies based upon the length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	241

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2012 (continued)

(Amounts in thousands, except per share amounts)

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Term Bond Fund II		Treasury & Agency Fund
ASSETS:
Investments in non-affiliates, at value	$2,894,487	$10,789,798	$64,891		$400,886
Investments in affiliates, at value	223,214	286,458	20		2,230

Total investment securities, at value	3,117,701	11,076,256	64,911		403,116
Cash	305	134	—		—
Receivables:
Investment securities sold	3,541	1,774	101		—
Fund shares sold	10,710	41,157	1		301
Interest from non-affiliates	10,937	58,789	477		2,224
Dividends from affiliates	39	1	—	(a)	—
Other assets (See Note 9)	—	—	9		—

Total Assets	3,143,233	11,178,111	65,499		405,641

LIABILITIES:
Payables:
Dividends	1,716	8,930	49		220
Investment securities purchased	68,804	115,977	—		—
Fund shares redeemed	12,618	13,436	31		181
Accrued liabilities:
Investment advisory fees	270	1,686	19		97
Administration fees	157	586	—	(a)	24
Shareholder servicing fees	177	1,403	7		1
Distribution fees	50	230	18		18
Custodian and accounting fees	55	84	6		6
Trustees’ and Chief Compliance Officer’s fees	1	3	—	(a)	—	(a)
Transfer agent fees	63	250	4		40
Audit fees	29	36	51		28
Other	74	314	19		26

Total Liabilities	84,014	142,935	204		641

Net Assets	$3,059,219	$11,035,176	$65,295		$405,000

SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Term Bond Fund II	Treasury & Agency Fund
NET ASSETS:
Paid-in-Capital	$2,920,620	$10,885,165	$124,040	$395,741
Accumulated undistributed (distributions in excess of) net investment income	238	489	(69)	(27)
Accumulated net realized gains (losses)	(6,440)	2,190	(59,631)	139
Net unrealized appreciation (depreciation)	144,801	147,332	955	9,147

Total Net Assets	$3,059,219	$11,035,176	$65,295	$405,000

Net Assets:
Class A	$255,946	$260,098	$3,943	$90,893
Class B	—	1,409	—	408
Class C	—	297,098	—	—
Class M	—	—	59,970	—
Class R6	1,538,507	3,530,135	—	—
Select Class	1,264,766	6,946,436	1,382	313,699

Total	$3,059,219	$11,035,176	$65,295	$405,000

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	21,780	23,702	451	9,328
Class B	—	127	—	42
Class C	—	26,901	—	—
Class M	—	—	6,864	—
Class R6	133,677	321,324	—	—
Select Class	109,896	632,291	158	32,234

Net Asset Value (b):
Class A — Redemption price per share	$11.75	$10.97	$8.74	$9.74
Class B — Offering price per share (c)	—	11.08	—	9.73
Class C — Offering price per share (c)	—	11.04	—	—
Class M — Redemption price per share	—	—	8.74	—
Class R6 — Offering and redemption price per share	11.51	10.99	—	—
Select Class — Offering and redemption price per share	11.51	10.99	8.76	9.73
Class A maximum sales charge	3.75%	2.25%	2.25%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$12.21	$11.22	$8.94	$9.96

Class M maximum sales charge	—	—	1.50	—
Class M maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$—	$—	$8.87	$—

Cost of investments in non-affiliates	$2,749,686	$10,642,466	$63,936	$391,739
Cost of investments in affiliates	223,214	286,458	20	2,230

(a)	Amount rounds to less than $1,000.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c)	Redemption price for Class B and Class C Shares varies based upon the length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	243

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2012

(Amounts in thousands)

	Core Bond Fund	Core Plus Bond Fund	Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$895,961	$112,607	$58,243
Dividend income from non-affiliates	—	681	—
Dividend income from affiliates	1,029	48	11
Foreign taxes withheld	—	(1)	—

Total investment income	896,990	113,335	58,254

EXPENSES:
Investment advisory fees	64,952	6,334	4,287
Administration fees	19,107	1,863	1,261
Distribution fees:
Class A	12,305	894	1,318
Class B	452	41	104
Class C	15,903	2,366	1,265
Class R2	245	3	90
Shareholder servicing fees:
Class A	12,305	894	1,318
Class B	150	13	35
Class C	5,301	789	421
Class R2	123	1	45
Class R5	83	—	—
Institutional Class	—	37	—
Select Class	29,044	3,205	1,753
Custodian and accounting fees	1,206	300	99
Collateral management fees	—	4	—
Professional fees	269	108	68
Trustees’ and Chief Compliance Officer’s fees	233	22	19
Printing and mailing costs	2,526	200	86
Registration and filing fees	653	103	57
Transfer agent fees	14,010	825	1,594
Other	218	34	26

Total expenses	179,085	18,036	13,846

Less amounts waived	(33,292)	(2,030)	(3,779)
Less earnings credits	(1)	— (a)	—

Net expenses	145,792	16,006	10,067

Net investment income (loss)	751,198	97,329	48,187

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	95,877	5,153	2,828
Futures	—	114	—
Foreign currency transactions	—	119	—
Swaps	—	233	—

Net realized gain (loss)	95,877	5,619	2,828

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	802,652	43,325	87,815
Futures	—	(2)	—
Foreign currency translations	—	(1)	—
Swaps	—	43	—
Unfunded commitments	—	— (a)	—

Change in net unrealized appreciation (depreciation)	802,652	43,365	87,815

Net realized/unrealized gains (losses)	898,529	48,984	90,643

Change in net assets resulting from operations	$1,649,727	$146,313	$138,830

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	High Yield Fund	Inflation Managed Bond Fund	Limited Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$815,158	$25,207	$10,533
Interest income from affiliates	—	4	—
Dividend income from non-affiliates	5,783	—	—
Dividend income from affiliates	371	42	53
Income from securities lending (net)	1	—	—
Foreign taxes withheld	(36)	—	—

Total investment income	821,277	25,253	10,586

EXPENSES:
Investment advisory fees	65,816	3,139	1,035
Administration fees	8,935	792	365
Distribution fees:
Class A	2,377	268	150
Class B	98	—	4
Class C	1,893	23	452
Class R2	25	56	—
Shareholder servicing fees:
Class A	2,377	268	150
Class B	33	—	1
Class C	631	8	151
Class R2	12	28	—
Class R5	20	— (a)	—
Select Class	19,425	1,689	724
Custodian and accounting fees	459	73	78
Collateral management fees	2	17	—
Interest expense to affiliates	— (a)	—	—
Professional fees	416	102	55
Trustees’ and Chief Compliance Officer’s fees	91	8	4
Printing and mailing costs	1,390	40	42
Registration and filing fees	237	140	40
Transfer agent fees	7,368	340	175
Other	108	20	9

Total expenses	111,713	7,011	3,435

Less amounts waived	(17,458)	(1,567)	(1,073)
Less earnings credits	(3)	—	—
Less expense reimbursements	—	(27)	—

Net expenses	94,252	5,417	2,362

Net investment income (loss)	727,025	19,836	8,224

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	92,427	9,894	20
Swaps	17	59	—

Net realized gain (loss)	92,444	9,953	20

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	(365,243)	21,298	(605)
Swaps	3,898	383	—
Unfunded commitments	(3)	—	—

Change in net unrealized appreciation (depreciation)	(361,348)	21,681	(605)

Net realized/unrealized gains (losses)	(268,904)	31,634	(585)

Change in net assets resulting from operations	$458,121	$51,470	$7,639

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	245

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED FEBRUARY 29, 2012 (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund		Short Term Bond Fund II	Treasury & Agency Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$128,883		$220,130		$1,507	$7,900
Dividend income from affiliates	45		10		— (a)	— (a)
Income from securities lending (net)	—		2		—	—
Other income	—		—		18	—

Total investment income	128,928		220,142		1,525	7,900

EXPENSES:
Investment advisory fees	9,157		25,556		188	1,270
Administration fees	2,309		9,020		66	374
Distribution fees:
Class A	515		631		14	232
Class B	—		13		—	4
Class C	—		2,237		—	—
Class M	—		—		239	—
Shareholder servicing fees:
Class A	515		631		14	232
Class B	—		4		—	2
Class C	—		746		—	—
Class M	—		—		171	—
Select Class	2,185		16,085		4	825
Custodian and accounting fees	375		538		47	35
Professional fees	77		159		83	62
Trustees’ and Chief Compliance Officer’s fees	26		102		1	4
Printing and mailing costs	147		619		30	11
Registration and filing fees	97		18		35	46
Transfer agent fees	314		925		10	103
Other	28		87		38	9

Total expenses	15,745		57,371		940	3,209

Less amounts waived	(7,255)		(6,660)		(210)	(1,075)
Less earnings credits	—	(a)	—	(a)	—	—

Net expenses	8,490		50,711		730	2,134

Net investment income (loss)	120,438		169,431		795	5,766

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	3,426		21,965		408	3,459

Change in net unrealized appreciation (depreciation) of investments in non-affiliates	49,883		21,681		(208)	(883)

Net realized/unrealized gains (losses)	53,309		43,646		200	2,576

Change in net assets resulting from operations	$173,747		$213,077		$995	$8,342

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Fund		Core Plus Bond Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$751,198	$638,350	$97,329	$82,299
Net realized gain (loss)	95,877	59,497	5,619	15,238
Change in net unrealized appreciation (depreciation)	802,652	228,514	43,365	53,441

Change in net assets resulting from operations	1,649,727	926,361	146,313	150,978

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(167,204)	(134,985)	(16,667)	(12,510)
From net realized gains	(10,390)	—	(66)	—
Class B
From net investment income	(1,627)	(2,838)	(212)	(287)
From net realized gains	(102)	—	(1)	—
Class C
From net investment income	(57,590)	(74,656)	(12,642)	(10,137)
From net realized gains	(4,104)	—	(60)	—
Class R2
From net investment income	(1,556)	(945)	(25)	(13)
From net realized gains	(104)	—	— (a)	—
Class R5
From net investment income	(6,125)	(18,323)	—	—
From net realized gains	(344)	—	—	—
Class R6 (b)
From net investment income	(101,474)	(62,965)	(5,451)	(4,752)
From net realized gains	(5,323)	—	(13)	—
Institutional Class
From net investment income	—	—	(1,794)	(2,250)
From net realized gains	—	—	(6)	—
Select Class
From net investment income	(415,417)	(344,559)	(60,457)	(52,405)
From net realized gains	(21,935)	—	(224)	—

Total distributions to shareholders	(793,295)	(639,271)	(97,618)	(82,354)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	4,473,640	4,713,330	156,718	666,336

NET ASSETS:
Change in net assets	5,330,072	5,000,420	205,413	734,960
Beginning of period	19,258,477	14,258,057	2,067,214	1,332,254

End of period	$24,588,549	$19,258,477	$2,272,627	$2,067,214

Accumulated undistributed (distributions in excess of) net investment income	$1,207	$1,016	$301	$(180)

(a)	Amount rounds to less than $1,000.
(b)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	247

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$48,187	$53,969	$727,025	$603,943
Net realized gain (loss)	2,828	2,101	92,444	178,644
Change in net unrealized appreciation (depreciation)	87,815	8,867	(361,348)	438,198

Change in net assets resulting from operations	138,830	64,937	458,121	1,220,785

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(17,585)	(17,400)	(67,049)	(51,366)
From net realized gains	(929)	—	(20,119)	(2,548)
Class B
From net investment income	(367)	(782)	(823)	(1,431)
From net realized gains	(19)	—	(223)	(65)
Class C
From net investment income	(4,430)	(5,593)	(16,077)	(14,363)
From net realized gains	(289)	—	(4,993)	(767)
Class R2
From net investment income	(555)	(322)	(343)	(162)
From net realized gains	(31)	—	(105)	(9)
Class R5
From net investment income	—	—	(2,854)	(13,053)
From net realized gains	—	—	(911)	(918)
Class R6 (a)
From net investment income	—	—	(80,546)	(46,034)
From net realized gains	—	—	(24,047)	(2,110)
Select Class
From net investment income	(25,246)	(29,919)	(564,218)	(480,731)
From net realized gains	(1,151)	—	(160,198)	(23,094)

Total distributions to shareholders	(50,602)	(54,016)	(942,506)	(636,651)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	44,573	88,010	2,452,261	3,140,534

NET ASSETS:
Change in net assets	132,801	98,931	1,967,876	3,724,668
Beginning of period	1,490,255	1,391,324	9,562,722	5,838,054

End of period	$1,623,056	$1,490,255	$11,530,598	$9,562,722

Accumulated undistributed (distributions in excess of) net investment income	$(35)	$(36)	$427	$2,909

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Inflation Managed Bond Fund		Limited Duration Bond Fund
	Year Ended 2/29/2012	Period Ended 2/28/2011 (a)	Year Ended 2/29/2012	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,836	$2,259	$8,224	$8,638
Net realized gain (loss)	9,953	845	20	(2,518)
Change in net unrealized appreciation (depreciation)	21,681	3,884	(605)	24,133

Change in net assets resulting from operations	51,470	6,988	7,639	30,253

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,260)	(45)	(1,046)	(1,704)
From net realized gains	(558)	(1)	—	—
Class B
From net investment income	—	—	(6)	(24)
Class C
From net investment income	(47)	(1)	(782)	(1,262)
From net realized gains	(18)	(1)	—	—
Class R2
From net investment income	(202)	(1)	—	—
From net realized gains	(55)	— (b)	—	—
Class R5
From net investment income	(1)	(47)	—	—
From net realized gains	— (b)	(127)	—	—
Class R6 (c)(d)
From net investment income	(2,475)	(180)	(85)	(40)
From net realized gains	(664)	— (b)	—	—
Select Class
From net investment income	(14,952)	(1,939)	(5,955)	(5,612)
From net realized gains	(3,346)	(757)	—	—

Total distributions to shareholders	(24,578)	(3,099)	(7,874)	(8,642)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	733,633	423,614	1,632	48,768

NET ASSETS:
Change in net assets	760,525	427,503	1,397	70,379
Beginning of period	427,503	—	397,293	326,914

End of period	$1,188,028	$427,503	$398,690	$397,293

Accumulated undistributed (distributions in excess of) net investment income	$(49)	$52	$(638)	$(988)

(a)	Commencement of operations was March 31, 2010.
(b)	Amount rounds to less than $1,000.
(c)	Commencement of offering of class of shares effective November 30, 2010 for Inflation Managed Bond Fund
(d)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares for Limited Duration Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	249

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$120,438	$108,897	$169,431	$162,775
Net realized gain (loss)	3,426	6,272	21,965	14,779
Change in net unrealized appreciation (depreciation)	49,883	40,214	21,681	31,764

Change in net assets resulting from operations	173,747	155,383	213,077	209,318

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(8,707)	(7,630)	(3,453)	(3,963)
From net realized gains	—	—	(509)	(385)
Class B
From net investment income	—	—	(14)	(26)
From net realized gains	—	—	(3)	(3)
Class C
From net investment income	—	—	(2,492)	(3,309)
From net realized gains	—	—	(580)	(459)
Class R6 (a)
From net investment income	(71,956)	(73,620)	(60,494)	(48,325)
From net realized gains	—	—	(6,372)	(3,598)
Select Class
From net investment income	(39,985)	(27,805)	(102,925)	(107,143)
From net realized gains	—	—	(12,400)	(8,462)

Total distributions to shareholders	(120,648)	(109,055)	(189,242)	(175,673)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	783,092	377,268	700,670	2,465,685

NET ASSETS:
Change in net assets	836,191	423,596	724,505	2,499,330
Beginning of period	2,223,028	1,799,432	10,310,671	7,811,341

End of period	$3,059,219	$2,223,028	$11,035,176	$10,310,671

Accumulated undistributed (distributions in excess of) net investment income	$238	$448	$489	$435

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Short Term Bond Fund II		Treasury & Agency Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$795	$1,397	$5,766	$7,662
Net realized gain (loss)	408	843	3,459	1,956
Change in net unrealized appreciation (depreciation)	(208)	(1,062)	(883)	(2,734)

Change in net assets resulting from operations	995	1,178	8,342	6,884

Net equalization credits (debits)	(9)	(14)	—	—

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(89)	(128)	(1,011)	(1,322)
Return of capital	(28)	—	—	—
From net realized gains	—	—	(866)	(1,585)
Class B
From net investment income	—	—	(3)	(9)
From net realized gains	—	—	(5)	(14)
Class M
From net investment income	(1,132)	(1,277)	—	—
Return of capital	(350)	—	—	—
Select Class
From net investment income	(31)	(41)	(4,411)	(6,315)
Return of capital	(7)	—	—	—
From net realized gains	—	—	(3,255)	(6,363)

Total distributions to shareholders	(1,637)	(1,446)	(9,551)	(15,608)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(18,657)	(18,560)	(65,660)	(48,468)

NET ASSETS:
Change in net assets	(19,308)	(18,842)	(66,869)	(57,192)
Beginning of period	84,603	103,445	471,869	529,061

End of period	$65,295	$84,603	$405,000	$471,869

Accumulated undistributed (distributions in excess of) net investment income	$(69)	$(20)	$(27)	$(369)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	251

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Core Bond Fund			Core Plus Bond Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011		Year Ended 2/29/2012	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,237,584	$2,139,903		$213,708	$277,715
Dividends and distributions reinvested	167,616	118,480		14,788	9,618
Cost of shares redeemed	(1,636,587)	(1,490,961)		(139,858)	(138,398)

Change in net assets from Class A capital transactions	$1,768,613	$767,422		$88,638	$148,935

Class B
Proceeds from shares issued	$3,665	$3,711		$1,052	$1,742
Dividends and distributions reinvested	1,550	2,348		183	224
Cost of shares redeemed	(29,945)	(51,098)		(2,636)	(3,695)

Change in net assets from Class B capital transactions	$(24,730)	$(45,039)		$(1,401)	$(1,729)

Class C
Proceeds from shares issued	$787,975	$954,029		$203,046	$236,555
Dividends and distributions reinvested	54,239	59,474		11,288	7,516
Cost of shares redeemed	(705,633)	(1,208,984)		(110,440)	(118,713)

Change in net assets from Class C capital transactions	$136,581	$(195,481)		$103,894	$125,358

Class R2
Proceeds from shares issued	$38,188	$30,218		$596	$246
Dividends and distributions reinvested	1,353	672		17	9
Cost of shares redeemed	(11,441)	(8,714)		(58)	(119)

Change in net assets from Class R2 capital transactions	$28,100	$22,176		$555	$136

Class R5
Proceeds from shares issued	$110,448	$362,412		$—	$—
Dividends and distributions reinvested	4,516	16,135		—	—
Cost of shares redeemed	(53,846)	(735,436	)(a)	—	—

Change in net assets from Class R5 capital transactions	$61,118	$(356,889)		$—	$—

Class R6 (b)
Proceeds from shares issued	$1,224,327	$1,558,178	(a)	$27,195	$144,324
Dividends and distributions reinvested	100,309	52,872		2,676	1,610
Cost of shares redeemed	(546,737)	(444,955)		(125,950)	(8,529)

Change in net assets from Class R6 capital transactions	$777,899	$1,166,095		$(96,079)	$137,405

Institutional Class
Proceeds from shares issued	$—	$—		$42,118	$14,917
Dividends and distributions reinvested	—	—		1,304	1,229
Cost of shares redeemed	—	—		(32,382)	(37,401)

Change in net assets from Institutional Class capital transactions	$—	$—		$11,040	$(21,255)

Select Class
Proceeds from shares issued	$5,238,417	$5,174,077		$202,775	$416,851
Dividends and distributions reinvested	340,290	236,091		12,287	8,172
Cost of shares redeemed	(3,852,648)	(2,055,122)		(164,991)	(147,537)

Change in net assets from Select Class capital transactions	$1,726,059	$3,355,046		$50,071	$277,486

Total change in net assets from capital transactions	$4,473,640	$4,713,330		$156,718	$666,336

SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Core Bond Fund			Core Plus Bond Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011		Year Ended 2/29/2012	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	275,296	186,141		25,844	34,292
Reinvested	14,259	10,303		1,792	1,185
Redeemed	(139,217)	(129,866)		(16,943)	(17,059)

Change in Class A Shares	150,338	66,578		10,693	18,418

Class B
Issued	311	324		127	215
Reinvested	132	204		22	28
Redeemed	(2,574)	(4,459)		(318)	(455)

Change in Class B Shares	(2,131)	(3,931)		(169)	(212)

Class C
Issued	66,384	82,813		24,461	29,147
Reinvested	4,594	5,149		1,361	923
Redeemed	(60,129)	(104,770)		(13,331)	(14,555)

Change in Class C Shares	10,849	(16,808)		12,491	15,515

Class R2
Issued	3,246	2,638		72	30
Reinvested	115	59		2	1
Redeemed	(974)	(758)		(7)	(14)

Change in Class R2 Shares	2,387	1,939		67	17

Class R5
Issued	9,425	31,579		—	—
Reinvested	384	1,403		—	—
Redeemed	(4,573)	(64,141	)(a)	—	—

Change in Class R5 Shares	5,236	(31,159)		—	—

Class R6 (b)
Issued	104,207	135,996	(a)	3,327	17,806
Reinvested	8,545	4,596		324	198
Redeemed	(46,397)	(38,775)		(15,306)	(1,046)

Change in Class R6 Shares	66,355	101,817		(11,655)	16,958

Institutional Class
Issued	—	—		5,076	1,867
Reinvested	—	—		158	152
Redeemed	—	—		(3,902)	(4,609)

Change in Institutional Class Shares	—	—		1,332	(2,590)

Select Class
Issued	446,527	451,100		24,525	51,622
Reinvested	28,973	20,540		1,489	1,009
Redeemed	(327,134)	(179,057)		(20,005)	(18,203)

Change in Select Class Shares	148,366	292,583		6,009	34,428

(a)	On December 23, 2010, certain affiliated shareholders of the Core Bond Fund exchanged approximately 51,670,000 Class R5 Shares for 51,625,000 Class R6 Shares. This exchange amounted to approximately $592,658,000.
(b)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	253

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Government Bond Fund		High Yield Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$326,590	$234,332	$738,348	$556,378
Dividends and distributions reinvested	12,481	10,735	76,054	44,269
Cost of shares redeemed	(230,354)	(227,639)	(521,842)	(373,147)
Redemption fees	—	—	9	40

Change in net assets from Class A capital transactions	$108,717	$17,428	$292,569	$227,540

Class B
Proceeds from shares issued	$481	$581	$658	$1,261
Dividends and distributions reinvested	292	588	816	908
Cost of shares redeemed	(9,587)	(17,120)	(7,655)	(8,159)
Redemption fees	—	—	— (a)	1

Change in net assets from Class B capital transactions	$(8,814)	$(15,951)	$(6,181)	$(5,989)

Class C
Proceeds from shares issued	$89,298	$103,239	$115,009	$118,174
Dividends and distributions reinvested	4,163	4,594	16,966	10,595
Cost of shares redeemed	(73,235)	(122,817)	(86,722)	(54,088)
Redemption fees	—	—	3	13

Change in net assets from Class C capital transactions	$20,226	$(14,984)	$45,256	$74,694

Class R2
Proceeds from shares issued	$18,405	$16,555	$5,073	$3,549
Dividends and distributions reinvested	227	123	293	107
Cost of shares redeemed	(10,359)	(4,002)	(1,780)	(1,234)
Redemption fees	—	—	— (a)	—	(a)

Change in net assets from Class R2 capital transactions	$8,273	$12,676	$3,586	$2,422

Class R5
Proceeds from shares issued	$—	$—	$43,132	$117,517
Dividends and distributions reinvested	—	—	3,545	13,762
Cost of shares redeemed	—	—	(21,763)	(262,979	)(b)
Redemption fees	—	—	— (a)	12

Change in net assets from Class R5 capital transactions	$—	$—	$24,914	$(131,688)

Class R6 (c)
Proceeds from shares issued	$—	$—	$827,721	$645,616	(b)
Dividends and distributions reinvested	—	—	75,212	18,515
Cost of shares redeemed	—	—	(329,773)	(141,844)
Redemption fees	—	—	10	33

Change in net assets from Class R6 capital transactions	$—	$—	$573,170	$522,320

Select Class
Proceeds from shares issued	$195,915	$251,390	$3,634,423	$3,512,844
Dividends and distributions reinvested	4,870	8,855	285,758	139,863
Cost of shares redeemed	(284,614)	(171,404)	(2,401,309)	(1,201,843)
Redemption fees	—	—	75	371

Change in net assets from Select Class capital transactions	$(83,829)	$88,841	$1,518,947	$2,451,235

Total change in net assets from capital transactions	$44,573	$88,010	$2,452,261	$3,140,534

SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Government Bond Fund		High Yield Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	28,622	21,332	93,473	69,145
Reinvested	1,102	978	9,736	5,525
Redeemed	(20,333)	(20,838)	(66,177)	(47,068)

Change in Class A Shares	9,391	1,472	37,032	27,602

Class B
Issued	43	53	82	157
Reinvested	26	54	104	113
Redeemed	(865)	(1,571)	(943)	(1,016)

Change in Class B Shares	(796)	(1,464)	(757)	(746)

Class C
Issued	7,814	9,380	14,486	14,691
Reinvested	369	420	2,168	1,322
Redeemed	(6,553)	(11,320)	(11,002)	(6,732)

Change in Class C Shares	1,630	(1,520)	5,652	9,281

Class R2
Issued	1,616	1,522	639	443
Reinvested	20	11	37	14
Redeemed	(918)	(367)	(226)	(153)

Change in Class R2 Shares	718	1,166	450	304

Class R5
Issued	—	—	5,338	14,667
Reinvested	—	—	452	1,725
Redeemed	—	—	(2,692)	(32,225	)(b)

Change in Class R5 Shares	—	—	3,098	(15,833)

Class R6 (c)
Issued	—	—	104,498	80,090	(b)
Reinvested	—	—	9,625	2,285
Redeemed	—	—	(40,812)	(17,524)

Change in Class R6 Shares	—	—	73,311	64,851

Select Class
Issued	17,287	22,987	458,009	436,489
Reinvested	430	807	36,602	17,411
Redeemed	(25,960)	(15,684)	(301,621)	(149,268)

Change in Select Class Shares	(8,243)	8,110	192,990	304,632

(a)	Amount rounds to less than 1,000 (shares or dollars).
(b)	On December 23, 2010, certain affiliated shareholders of the High Yield Fund exchanged approximately 30,054,000 Class R5 Shares for 30,090,000 Class R6 Shares. This exchange amounted to approximately $245,237,000.
(c)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	255

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Inflation Managed Bond Fund			Limited Duration Bond Fund
	Year Ended 2/29/2012	Period Ended 2/28/2011 (a)		Year Ended 2/29/2012	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$124,848	$28,146		$15,799	$38,234
Dividends and distributions reinvested	2,448	30		838	1,296
Cost of shares redeemed	(24,314)	(168)		(37,965)	(49,142)

Change in net assets from Class A capital transactions	$102,982	$28,008		$(21,328)	$(9,612)

Class B
Proceeds from shares issued	$—	$—		$146	$120
Dividends and distributions reinvested	—	—		5	20
Cost of shares redeemed	—	—		(684)	(1,253)

Change in net assets from Class B capital transactions	$—	$—		$(533)	$(1,113)

Class C
Proceeds from shares issued	$4,750	$358		$10,688	$18,131
Dividends and distributions reinvested	65	2		711	1,099
Cost of shares redeemed	(881)	(77)		(23,666)	(22,525)

Change in net assets from Class C capital transactions	$3,934	$283		$(12,267)	$(3,295)

Class R2
Proceeds from shares issued	$16,176	$50		$—	$—
Dividends and distributions reinvested	257	1		—	—
Cost of shares redeemed	(5,493)	—		—	—

Change in net assets from Class R2 capital transactions	$10,940	$51		$—	$—

Class R5
Proceeds from shares issued	$—	$38,487		$—	$—
Dividends and distributions reinvested	1	174		—	—
Cost of shares redeemed	—	(38,197	)(b)	—	—

Change in net assets from Class R5 capital transactions	$1	$464		$—	$—

Class R6 (c)(d)
Proceeds from shares issued	$127,370	$52,301	(b)	$241	$2,715
Dividends and distributions reinvested	2,020	180		60	5
Cost of shares redeemed	(17,281)	(1,114)		(531)	(180)

Change in net assets from Class R6 capital transactions	$112,109	$51,367		$(230)	$2,540

Select Class
Proceeds from shares issued	$673,454	$359,069		$77,630	$105,331
Dividends and distributions reinvested	5,771	1,617		1,247	1,549
Cost of shares redeemed	(175,558)	(17,245)		(42,887)	(46,632)

Change in net assets from Select Class capital transactions	$503,667	$343,441		$35,990	$60,248

Total change in net assets from capital transactions	$733,633	$423,614		$1,632	$48,768

SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Inflation Managed Bond Fund			Limited Duration Bond Fund
	Year Ended 2/29/2012	Period Ended 2/28/2011 (a)		Year Ended 2/29/2012	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	11,820	2,745		1,673	4,141
Reinvested	232	3		89	140
Redeemed	(2,295)	(17)		(4,018)	(5,310)

Change in Class A Shares	9,757	2,731		(2,256)	(1,029)

Class B
Issued	—	—		15	13
Reinvested	—	—		1	2
Redeemed	—	—		(73)	(137)

Change in Class B Shares	—	—		(57)	(122)

Class C
Issued	450	35		1,143	1,981
Reinvested	6	—	(e)	76	120
Redeemed	(83)	(7)		(2,532)	(2,449)

Change in Class C Shares	373	28		(1,313)	(348)

Class R2
Issued	1,532	5		—	—
Reinvested	24	—	(e)	—	—
Redeemed	(521)	—		—	—

Change in Class R2 Shares	1,035	5		—	—

Class R5
Issued	—	3,725		—	—
Reinvested	— (e)	17		—	—
Redeemed	—	(3,737	)(b)	—	—

Change in Class R5 Shares	— (e)	5		—	—

Class R6 (c)(d)
Issued	12,071	5,111	(b)	25	287
Reinvested	191	18		6	— (e)
Redeemed	(1,642)	(107)		(56)	(19)

Change in Class R6 Shares	10,620	5,022		(25)	268

Select Class
Issued	63,575	35,068		8,200	11,348
Reinvested	546	158		132	168
Redeemed	(16,617)	(1,678)		(4,545)	(5,017)

Change in Select Class Shares	47,504	33,548		3,787	6,499

(a)	Commencement of operations was March 31, 2010.
(b)	On December 23, 2010, certain affiliated shareholders of the Inflation Managed Bond Fund exchanged approximately 3,737,000 Class R5 Shares for 3,737,000 Class R6 Shares. This exchange amounted to approximately $38,189,000.
(c)	Commencement of offering of class of shares effective November 30, 2010 for Inflation Managed Bond Fund
(d)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares for Limited Duration Bond Fund.
(e)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	257

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$179,183	$165,286	$156,917	$207,816
Dividends and distributions reinvested	7,956	6,761	3,566	3,609
Cost of shares redeemed	(111,826)	(101,004)	(151,573)	(217,210)

Change in net assets from Class A capital transactions	$75,313	$71,043	$8,910	$(5,785)

Class B
Proceeds from shares issued	$—	$—	$485	$825
Dividends and distributions reinvested	—	—	14	23
Cost of shares redeemed	—	—	(1,229)	(2,190)

Change in net assets from Class B capital transactions	$—	$—	$(730)	$(1,342)

Class C
Proceeds from shares issued	$—	$—	$136,801	$235,112
Dividends and distributions reinvested	—	—	2,901	3,348
Cost of shares redeemed	—	—	(164,985)	(263,450)

Change in net assets from Class C capital transactions	$—	$—	$(25,283)	$(24,990)

Class R6 (a)
Proceeds from shares issued	$109,623	$222,666	$2,828,419	$1,993,867
Subscriptions in-kind (See Note 8)	—	—	—	11,698
Dividends and distributions reinvested	68,234	66,963	34,592	24,050
Cost of shares redeemed	(137,520)	(126,219)	(2,246,411)	(1,173,029)

Change in net assets from Class R6 capital transactions	$40,337	$163,410	$616,600	$856,586

Select Class
Proceeds from shares issued	$1,030,428	$362,624	$3,966,568	$4,834,205
Dividends and distributions reinvested	26,656	19,795	13,530	8,205
Cost of shares redeemed	(389,642)	(239,604)	(3,878,925)	(3,201,194)

Change in net assets from Select Class capital transactions	$667,442	$142,815	$101,173	$1,641,216

Total change in net assets from capital transactions	$783,092	$377,268	$700,670	$2,465,685

SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Mortgage-Backed Securities Fund		Short Duration Bond Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
SHARE TRANSACTIONS:
Class A
Issued	15,364	14,441	14,292	18,959
Reinvested	684	590	325	329
Redeemed	(9,598)	(8,784)	(13,803)	(19,817)

Change in Class A Shares	6,450	6,247	814	(529)

Class B
Issued	—	—	44	75
Reinvested	—	—	1	2
Redeemed	—	—	(111)	(198)

Change in Class B Shares	—	—	(66)	(121)

Class C
Issued	—	—	12,382	21,331
Reinvested	—	—	263	304
Redeemed	—	—	(14,930)	(23,892)

Change in Class C Shares	—	—	(2,285)	(2,257)

Class R6 (a)
Issued	9,610	19,857	257,324	181,535
Subscriptions in-kind (See Note 8)	—	—	—	1,064
Reinvested	5,992	5,958	3,148	2,189
Redeemed	(11,987)	(11,228)	(204,160)	(106,968)

Change in Class R6 Shares	3,615	14,587	56,312	77,820

Select Class
Issued	90,151	32,322	360,863	440,703
Reinvested	2,337	1,763	1,232	747
Redeemed	(34,058)	(21,276)	(352,693)	(291,617)

Change in Select Class Shares	58,430	12,809	9,402	149,833

(a)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	259

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund II		Treasury & Agency Fund
	Year Ended 2/29/2012	Year Ended 2/28/2011	Year Ended 2/29/2012	Year Ended 2/28/2011
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,251	$925	$36,901	$41,401
Dividends and distributions reinvested	105	119	1,689	2,258
Cost of shares redeemed	(4,607)	(1,060)	(47,250)	(41,712)

Change in net assets from Class A capital transactions	$(3,251)	$(16)	$(8,660)	$1,947

Class B
Proceeds from shares issued	$—	$—	$76	$98
Dividends and distributions reinvested	—	—	7	20
Cost of shares redeemed	—	—	(446)	(922)

Change in net assets from Class B capital transactions	$—	$—	$(363)	$(804)

Class M
Cost of shares redeemed	$(15,132)	$(17,852)	$—	$—

Change in net assets from Class M capital transactions	$(15,132)	$(17,852)	$—	$—

Select Class
Proceeds from shares issued	$257	$691	$101,413	$173,426
Dividends and distributions reinvested	18	20	2,735	3,163
Cost of shares redeemed	(549)	(1,403)	(160,785)	(226,200)

Change in net assets from Select Class capital transactions	$(274)	$(692)	$(56,637)	$(49,611)

Total change in net assets from capital transactions	$(18,657)	$(18,560)	$(65,660)	$(48,468)

SHARE TRANSACTIONS:
Class A
Issued	142	105	3,755	4,167
Reinvested	12	13	172	229
Redeemed	(521)	(120)	(4,794)	(4,200)

Change in Class A Shares	(367)	(2)	(867)	196

Class B
Issued	—	—	8	10
Reinvested	—	—	1	2
Redeemed	—	—	(46)	(93)

Change in Class B Shares	—	—	(37)	(81)

Class M
Redeemed	(1,714)	(2,018)	—	—

Change in Class M Shares	(1,714)	(2,018)	—	—

Select Class
Issued	29	78	10,307	17,423
Reinvested	2	2	279	321
Redeemed	(62)	(158)	(16,370)	(22,735)

Change in Select Class Shares	(31)	(78)	(5,784)	(4,991)

SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	261

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Core Bond Fund
Class A
Year Ended February 29, 2012	$11.46	$0.40	(e)	$0.49	$0.89	$(0.40)	$(0.02)	$(0.42)
Year Ended February 28, 2011	11.23	0.42	(e)	0.22	0.64	(0.41)	—	(0.41)
Year Ended February 28, 2010	10.59	0.55	(e)	0.64	1.19	(0.55)	—	(0.55)
Year Ended February 28, 2009	11.04	0.55	(e)	(0.46)	0.09	(0.54)	—	(0.54)
Year Ended February 29, 2008	10.67	0.48	(e)	0.37	0.85	(0.48)	—	(0.48)

Class B
Year Ended February 29, 2012	11.45	0.33	(e)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.22	0.34	(e)	0.22	0.56	(0.33)	—	(0.33)
Year Ended February 28, 2010	10.58	0.48	(e)	0.63	1.11	(0.47)	—	(0.47)
Year Ended February 28, 2009	11.03	0.47	(e)	(0.45)	0.02	(0.47)	—	(0.47)
Year Ended February 29, 2008	10.66	0.41	(e)	0.37	0.78	(0.41)	—	(0.41)

Class C
Year Ended February 29, 2012	11.51	0.33	(e)	0.48	0.81	(0.32)	(0.02)	(0.34)
Year Ended February 28, 2011	11.28	0.34	(e)	0.23	0.57	(0.34)	—	(0.34)
Year Ended February 28, 2010	10.65	0.46	(e)	0.65	1.11	(0.48)	—	(0.48)
Year Ended February 28, 2009	11.09	0.48	(e)	(0.45)	0.03	(0.47)	—	(0.47)
Year Ended February 29, 2008	10.73	0.42	(e)	0.35	0.77	(0.41)	—	(0.41)

Class R2
Year Ended February 29, 2012	11.45	0.37	(e)	0.48	0.85	(0.37)	(0.02)	(0.39)
Year Ended February 28, 2011	11.22	0.39	(e)	0.22	0.61	(0.38)	—	(0.38)
Year Ended February 28, 2010	10.59	0.49	(e)	0.67	1.16	(0.53)	—	(0.53)
November 3, 2008 (f) through February 28, 2009	10.26	0.17	(e)	0.34	0.51	(0.18)	—	(0.18)

Class R5 (g)
Year Ended February 29, 2012	11.44	0.43	(e)	0.49	0.92	(0.43)	(0.02)	(0.45)
Year Ended February 28, 2011	11.21	0.45	(e)	0.22	0.67	(0.44)	—	(0.44)
Year Ended February 28, 2010	10.58	0.58	(e)	0.63	1.21	(0.58)	—	(0.58)
Year Ended February 28, 2009	11.02	0.58	(e)	(0.45)	0.13	(0.57)	—	(0.57)
Year Ended February 29, 2008	10.66	0.52	(e)	0.35	0.87	(0.51)	—	(0.51)

Class R6 (h)
Year Ended February 29, 2012	11.46	0.44	(e)	0.48	0.92	(0.44)	(0.02)	(0.46)
Year Ended February 28, 2011	11.22	0.46	(e)	0.23	0.69	(0.45)	—	(0.45)
Year Ended February 28, 2010	10.59	0.59	(e)	0.63	1.22	(0.59)	—	(0.59)
Year Ended February 28, 2009	11.03	0.58	(e)	(0.45)	0.13	(0.57)	—	(0.57)
Year Ended February 29, 2008	10.67	0.52	(e)	0.36	0.88	(0.52)	—	(0.52)

Select Class
Year Ended February 29, 2012	11.45	0.42	(e)	0.49	0.91	(0.42)	(0.02)	(0.44)
Year Ended February 28, 2011	11.22	0.44	(e)	0.22	0.66	(0.43)	—	(0.43)
Year Ended February 28, 2010	10.58	0.56	(e)	0.64	1.20	(0.56)	—	(0.56)
Year Ended February 28, 2009	11.03	0.56	(e)	(0.46)	0.10	(0.55)	—	(0.55)
Year Ended February 29, 2008	10.67	0.50	(e)	0.35	0.85	(0.49)	—	(0.49)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of offering of class of shares.
(g)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.93	7.89%	$5,937,341	0.75%	3.40%	0.98%	20%
11.46	5.75	3,982,404	0.74	3.62	0.97	24
11.23	11.45	3,154,129	0.73	4.94	0.97	18
10.59	0.87	1,322,130	0.75	5.12	0.98	18
11.04	8.21	780,006	0.75	4.51	0.99	14

11.92	7.17	53,729	1.40	2.78	1.48	20
11.45	5.06	76,034	1.39	2.98	1.46	24
11.22	10.71	118,596	1.38	4.37	1.47	18
10.58	0.21	80,648	1.40	4.42	1.48	18
11.03	7.49	78,048	1.40	3.86	1.49	14

11.98	7.15	2,400,830	1.40	2.76	1.48	20
11.51	5.04	2,181,719	1.39	2.97	1.47	24
11.28	10.65	2,326,774	1.38	4.12	1.47	18
10.65	0.33	250,444	1.40	4.46	1.48	18
11.09	7.38	133,975	1.40	3.86	1.49	14

11.91	7.54	67,044	1.00	3.14	1.23	20
11.45	5.51	37,096	0.99	3.36	1.22	24
11.22	11.16	14,608	0.98	4.41	1.22	18
10.59	5.00	63	1.00	4.96	1.25	18

11.91	8.21	190,711	0.45	3.70	0.53	20
11.44	6.06	123,327	0.44	3.91	0.51	24
11.21	11.69	470,155	0.43	5.26	0.53	18
10.58	1.26	259,552	0.45	5.43	0.53	18
11.02	8.41	177,019	0.45	4.82	0.54	14

11.92	8.16	3,221,144	0.40	3.75	0.48	20
11.46	6.22	2,334,504	0.39	3.98	0.47	24
11.22	11.72	1,144,420	0.39	5.36	0.47	18
10.59	1.30	754,336	0.40	5.41	0.48	18
11.03	8.48	782,067	0.40	4.86	0.48	14

11.92	8.09	12,717,750	0.58	3.58	0.73	20
11.45	5.96	10,523,393	0.57	3.79	0.72	24
11.22	11.61	7,029,375	0.57	5.08	0.72	18
10.58	1.03	2,699,976	0.60	5.21	0.73	18
11.03	8.25	2,456,097	0.60	4.66	0.73	14

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	263

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Core Plus Bond Fund
Class A
Year Ended February 29, 2012	$8.19	$0.38	(e)	$0.19	$0.57	$(0.38)	$—	(f)	$(0.38)
Year Ended February 28, 2011	7.85	0.37	(e)	0.34	0.71	(0.37)	—		(0.37)
Year Ended February 28, 2010	7.03	0.43	(e)	0.82	1.25	(0.43)	—		(0.43)
Year Ended February 28, 2009	7.85	0.41	(e)	(0.82)	(0.41)	(0.41)	—		(0.41)
Year Ended February 29, 2008	7.78	0.37		0.07	0.44	(0.37)	—		(0.37)

Class B
Year Ended February 29, 2012	8.24	0.33	(e)	0.19	0.52	(0.33)	—	(f)	(0.33)
Year Ended February 28, 2011	7.89	0.33	(e)	0.34	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.06	0.38	(e)	0.83	1.21	(0.38)	—		(0.38)
Year Ended February 28, 2009	7.89	0.37	(e)	(0.83)	(0.46)	(0.37)	—		(0.37)
Year Ended February 29, 2008	7.82	0.32		0.08	0.40	(0.33)	—		(0.33)

Class C
Year Ended February 29, 2012	8.23	0.33	(e)	0.19	0.52	(0.33)	—	(f)	(0.33)
Year Ended February 28, 2011	7.88	0.32	(e)	0.35	0.67	(0.32)	—		(0.32)
Year Ended February 28, 2010	7.05	0.38	(e)	0.84	1.22	(0.39)	—		(0.39)
Year Ended February 28, 2009	7.89	0.37	(e)	(0.84)	(0.47)	(0.37)	—		(0.37)
Year Ended February 29, 2008	7.82	0.34		0.06	0.40	(0.33)	—		(0.33)

Class R2
Year Ended February 29, 2012	8.20	0.35	(e)	0.18	0.53	(0.35)	—	(f)	(0.35)
Year Ended February 28, 2011	7.85	0.34	(e)	0.35	0.69	(0.34)	—		(0.34)
Year Ended February 28, 2010	7.03	0.40	(e)	0.82	1.22	(0.40)	—		(0.40)
November 3, 2008 (g) through February 28, 2009	6.90	0.13	(e)	0.12	0.25	(0.12)	—		(0.12)

Class R6 (h)
Year Ended February 29, 2012	8.19	0.41	(e)	0.19	0.60	(0.41)	—	(f)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(e)	0.34	0.74	(0.40)	—		(0.40)
Year Ended February 28, 2010	7.02	0.45	(e)	0.84	1.29	(0.46)	—		(0.46)
Year Ended February 28, 2009	7.85	0.44	(e)	(0.82)	(0.38)	(0.45)	—		(0.45)
Year Ended February 29, 2008	7.78	0.42		0.06	0.48	(0.41)	—		(0.41)

Institutional Class
Year Ended February 29, 2012	8.20	0.40	(e)	0.20	0.60	(0.41)	—	(f)	(0.41)
Year Ended February 28, 2011	7.85	0.40	(e)	0.34	0.74	(0.39)	—		(0.39)
June 19, 2009 (g) through February 28, 2010	7.38	0.31	(e)	0.48	0.79	(0.32)	—		(0.32)

Select Class
Year Ended February 29, 2012	8.19	0.39	(e)	0.19	0.58	(0.39)	—	(f)	(0.39)
Year Ended February 28, 2011	7.85	0.38	(e)	0.34	0.72	(0.38)	—		(0.38)
Year Ended February 28, 2010	7.02	0.44	(e)	0.83	1.27	(0.44)	—		(0.44)
Year Ended February 28, 2009	7.85	0.42	(e)	(0.82)	(0.40)	(0.43)	—		(0.43)
Year Ended February 29, 2008	7.78	0.39		0.07	0.46	(0.39)	—		(0.39)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of offering of class of shares.
(h)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$8.38	7.19%	$424,254	0.75%	4.63%	0.97%	23%
8.19	9.23	327,106	0.73	4.62	0.97	22
7.85	18.14	168,775	0.77	5.59	0.97	26
7.03	(5.32)	50,659	0.92	5.51	0.99	17
7.85	5.81	52,808	0.92	4.81	0.97	31

8.43	6.44	4,990	1.40	3.99	1.47	23
8.24	8.60	6,270	1.38	4.03	1.47	22
7.89	17.49	7,674	1.40	5.00	1.48	26
7.06	(5.93)	4,295	1.45	4.93	1.49	17
7.89	5.26	6,665	1.45	4.28	1.47	31

8.42	6.48	398,777	1.40	3.97	1.47	23
8.23	8.63	287,042	1.38	3.97	1.47	22
7.88	17.58	152,695	1.39	4.90	1.46	26
7.05	(5.99)	16,495	1.45	5.08	1.50	17
7.89	5.27	5,737	1.45	4.27	1.47	31

8.38	6.66	927	1.15	4.21	1.22	23
8.20	8.93	357	1.13	4.22	1.22	22
7.85	17.71	210	1.14	5.21	1.22	26
7.03	3.68	52	1.17	5.83	1.29	17

8.38	7.57	64,170	0.39	5.01	0.46	23
8.19	9.60	158,216	0.38	4.92	0.47	22
7.85	18.76	18,465	0.40	5.94	0.48	26
7.02	(4.98)	15,642	0.45	5.95	0.49	17
7.85	6.31	17,985	0.45	5.26	0.47	31

8.39	7.47	39,168	0.48	4.90	0.57	23
8.20	9.63	27,374	0.47	4.93	0.57	22
7.85	10.89	46,561	0.48	5.73	0.56	26

8.38	7.28	1,340,341	0.64	4.74	0.72	23
8.19	9.35	1,260,849	0.63	4.75	0.72	22
7.85	18.46	937,874	0.65	5.81	0.73	26
7.02	(5.21)	662,140	0.67	5.73	0.74	17
7.85	6.11	925,240	0.67	5.05	0.72	31

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	265

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions
Government Bond Fund
Class A
Year Ended February 29, 2012	$10.81	$0.38	$0.76		$1.14	$(0.38)	$(0.02)	$(0.40)
Year Ended February 28, 2011	10.70	0.39	0.11		0.50	(0.39)	—	(0.39)
Year Ended February 28, 2010	10.56	0.42	0.14		0.56	(0.42)	—	(0.42)
Year Ended February 28, 2009	10.55	0.42	0.01		0.43	(0.42)	—	(0.42)
Year Ended February 29, 2008	10.15	0.48	0.40		0.88	(0.48)	—	(0.48)

Class B
Year Ended February 29, 2012	10.80	0.30	0.76		1.06	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.69	0.31	0.11		0.42	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.55	0.34	0.14		0.48	(0.34)	—	(0.34)
Year Ended February 28, 2009	10.54	0.35	0.01		0.36	(0.35)	—	(0.35)
Year Ended February 29, 2008	10.14	0.41	0.40		0.81	(0.41)	—	(0.41)

Class C
Year Ended February 29, 2012	10.78	0.30	0.75		1.05	(0.30)	(0.02)	(0.32)
Year Ended February 28, 2011	10.66	0.31	0.12		0.43	(0.31)	—	(0.31)
Year Ended February 28, 2010	10.53	0.35	0.13		0.48	(0.35)	—	(0.35)
Year Ended February 28, 2009	10.53	0.34	0.01		0.35	(0.35)	—	(0.35)
Year Ended February 29, 2008	10.13	0.42	0.39		0.81	(0.41)	—	(0.41)

Class R2
Year Ended February 29, 2012	10.80	0.35	0.76		1.11	(0.35)	(0.02)	(0.37)
Year Ended February 28, 2011	10.69	0.37	0.11		0.48	(0.37)	—	(0.37)
Year Ended February 28, 2010	10.56	0.41	0.12		0.53	(0.40)	—	(0.40)
November 3, 2008 (e) through February 28, 2009	10.07	0.09	0.51		0.60	(0.11)	—	(0.11)

Select Class
Year Ended February 29, 2012	10.80	0.41	0.76		1.17	(0.41)	(0.02)	(0.43)
Year Ended February 28, 2011	10.69	0.42	0.11		0.53	(0.42)	—	(0.42)
Year Ended February 28, 2010	10.56	0.45	0.13		0.58	(0.45)	—	(0.45)
Year Ended February 28, 2009	10.55	0.46	—	(f)	0.46	(0.45)	—	(0.45)
Year Ended February 29, 2008	10.15	0.52	0.39		0.91	(0.51)	—	(0.51)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Commencement of offering of class of shares.
(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$11.55	10.67%	$615,219	0.74%	3.33%	1.03%	15%
10.81	4.69	474,402	0.74	3.56	0.99	18
10.70	5.42	453,605	0.74	3.96	1.03	12
10.56	4.27	372,703	0.75	4.04	1.02	13
10.55	8.98	220,780	0.75	4.70	0.98	2

11.54	9.87	11,661	1.47	2.68	1.53	15
10.80	3.92	19,524	1.47	2.85	1.49	18
10.69	4.64	34,957	1.47	3.26	1.53	12
10.55	3.50	48,296	1.48	3.34	1.52	13
10.54	8.20	43,513	1.46	4.02	1.48	2

11.51	9.81	201,498	1.47	2.61	1.53	15
10.78	4.02	171,114	1.47	2.83	1.49	18
10.66	4.58	185,498	1.47	3.23	1.53	12
10.53	3.46	136,707	1.48	3.24	1.52	13
10.53	8.25	46,407	1.46	3.99	1.48	2

11.54	10.41	25,147	0.99	3.07	1.28	15
10.80	4.45	15,782	0.99	3.28	1.24	18
10.69	5.09	3,151	0.99	3.62	1.27	12
10.56	5.97	164	1.00	2.59	1.30	13

11.54	10.96	769,531	0.47	3.62	0.78	15
10.80	4.97	809,433	0.47	3.83	0.74	18
10.69	5.59	714,113	0.47	4.23	0.78	12
10.56	4.54	605,421	0.48	4.38	0.77	13
10.55	9.26	616,581	0.48	5.01	0.73	2

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	267

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
High Yield Fund
Class A
Year Ended February 29, 2012	$8.33	$0.55	(e)	$(0.27)	$0.28	$(0.56)	$(0.16)	$(0.72)	$—	(f)
Year Ended February 28, 2011	7.72	0.63	(e)	0.64	1.27	(0.63)	(0.03)	(0.66)	—	(f)
Year Ended February 28, 2010	5.79	0.58		1.94	2.52	(0.59)	—	(0.59)	—	(f)
Year Ended February 28, 2009	7.59	0.52		(1.78)	(1.26)	(0.54)	—	(0.54)	—	(f)
Year Ended February 29, 2008	8.60	0.62		(0.93)	(0.31)	(0.61)	(0.09)	(0.70)	—	(f)

Class B
Year Ended February 29, 2012	8.35	0.51	(e)	(0.28)	0.23	(0.51)	(0.16)	(0.67)	—	(f)
Year Ended February 28, 2011	7.73	0.58	(e)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(f)
Year Ended February 28, 2010	5.81	0.55		1.91	2.46	(0.54)	—	(0.54)	—	(f)
Year Ended February 28, 2009	7.60	0.51		(1.80)	(1.29)	(0.50)	—	(0.50)	—	(f)
Year Ended February 29, 2008	8.61	0.58		(0.94)	(0.36)	(0.56)	(0.09)	(0.65)	—	(f)

Class C
Year Ended February 29, 2012	8.34	0.50	(e)	(0.27)	0.23	(0.51)	(0.16)	(0.67)	—	(f)
Year Ended February 28, 2011	7.72	0.58	(e)	0.64	1.22	(0.57)	(0.03)	(0.60)	—	(f)
Year Ended February 28, 2010	5.80	0.53		1.93	2.46	(0.54)	—	(0.54)	—	(f)
Year Ended February 28, 2009	7.59	0.50		(1.79)	(1.29)	(0.50)	—	(0.50)	—	(f)
Year Ended February 29, 2008	8.61	0.57		(0.94)	(0.37)	(0.56)	(0.09)	(0.65)	—	(f)

Class R2
Year Ended February 29, 2012	8.32	0.53	(e)	(0.27)	0.26	(0.54)	(0.16)	(0.70)	—	(f)
Year Ended February 28, 2011	7.71	0.60	(e)	0.65	1.25	(0.61)	(0.03)	(0.64)	—	(f)
Year Ended February 28, 2010	5.79	0.55		1.94	2.49	(0.57)	—	(0.57)	—	(f)
November 3, 2008 (g) through February 28, 2009	5.96	0.16		(0.17)	(0.01)	(0.16)	—	(0.16)	—	(f)

Class R5 (h)
Year Ended February 29, 2012	8.36	0.58	(e)	(0.27)	0.31	(0.58)	(0.16)	(0.74)	—	(f)
Year Ended February 28, 2011	7.74	0.68	(e)	0.62	1.30	(0.65)	(0.03)	(0.68)	—	(f)
Year Ended February 28, 2010	5.81	0.61		1.93	2.54	(0.61)	—	(0.61)	—	(f)
Year Ended February 28, 2009	7.61	0.55		(1.79)	(1.24)	(0.56)	—	(0.56)	—	(f)
Year Ended February 29, 2008	8.63	0.66		(0.95)	(0.29)	(0.64)	(0.09)	(0.73)	—	(f)

Class R6 (i)
Year Ended February 29, 2012	8.35	0.58	(e)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(f)
Year Ended February 28, 2011	7.73	0.65	(e)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(f)
Year Ended February 28, 2010	5.81	0.61		1.92	2.53	(0.61)	—	(0.61)	—	(f)
Year Ended February 28, 2009	7.60	0.57		(1.80)	(1.23)	(0.56)	—	(0.56)	—	(f)
Year Ended February 29, 2008	8.61	0.65		(0.93)	(0.28)	(0.64)	(0.09)	(0.73)	—	(f)

Select Class
Year Ended February 29, 2012	8.36	0.58	(e)	(0.28)	0.30	(0.58)	(0.16)	(0.74)	—	(f)
Year Ended February 28, 2011	7.74	0.65	(e)	0.65	1.30	(0.65)	(0.03)	(0.68)	—	(f)
Year Ended February 28, 2010	5.81	0.60		1.93	2.53	(0.60)	—	(0.60)	—	(f)
Year Ended February 28, 2009	7.60	0.56		(1.79)	(1.23)	(0.56)	—	(0.56)	—	(f)
Year Ended February 29, 2008	8.62	0.63		(0.92)	(0.29)	(0.64)	(0.09)	(0.73)	—	(f)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of offering of class of shares.
(h)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.
(i)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$7.89	3.69%	$1,103,966	1.15%	6.98%	1.34%	41%
8.33	17.07	856,717	1.14	7.81	1.32	45
7.72	44.71	580,690	1.14	8.40	1.32	45
5.79	(17.28)	184,739	1.15	8.10	1.31	18
7.59	(3.87)	79,217	1.12	7.54	1.32	48

7.91	3.02	11,060	1.80	6.34	1.84	41
8.35	16.40	17,991	1.79	7.24	1.82	45
7.73	43.46	22,430	1.79	7.80	1.82	45
5.81	(17.68)	16,720	1.80	7.33	1.81	18
7.60	(4.51)	26,052	1.78	6.88	1.82	48

7.90	3.03	280,078	1.80	6.33	1.84	41
8.34	16.45	248,488	1.79	7.17	1.82	45
7.72	43.58	158,503	1.79	7.75	1.83	45
5.80	(17.69)	36,872	1.80	7.37	1.81	18
7.59	(4.61)	29,517	1.78	6.88	1.82	48

7.88	3.46	6,968	1.40	6.72	1.59	41
8.32	16.82	3,609	1.39	7.49	1.58	45
7.71	44.25	1,004	1.39	8.10	1.60	45
5.79	(0.05)	50	1.40	8.84	1.59	18

7.93	4.11	50,747	0.86	7.28	0.89	41
8.36	17.45	27,619	0.85	8.54	0.87	45
7.74	44.95	148,162	0.84	8.71	0.87	45
5.81	(16.99)	53,497	0.85	8.55	0.87	18
7.61	(3.71)	18,807	0.86	7.83	0.86	48

7.91	4.01	1,461,496	0.81	7.32	0.84	41
8.35	17.59	929,762	0.80	7.99	0.83	45
7.73	44.84	359,553	0.79	8.76	0.83	45
5.81	(16.84)	91,880	0.80	8.44	0.81	18
7.60	(3.58)	77,356	0.81	7.87	0.81	48

7.92	3.95	8,616,283	0.90	7.23	1.09	41
8.36	17.44	7,478,536	0.89	8.06	1.07	45
7.74	44.86	4,567,712	0.89	8.67	1.08	45
5.81	(16.93)	1,837,745	0.90	8.36	1.06	18
7.60	(3.73)	1,544,252	0.87	7.81	1.06	48

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	269

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Inflation Managed Bond Fund
Class A
Year Ended February 29, 2012	$10.34	$0.22	(e)	$0.44	$0.66	$(0.21)	$(0.05)	$(0.26)
March 31, 2010 (f) through February 28, 2011	10.00	0.15	(e)	0.41	0.56	(0.16)	(0.06)	(0.22)

Class C
Year Ended February 29, 2012	10.34	0.16	(e)	0.43	0.59	(0.15)	(0.05)	(0.20)
March 31, 2010 (f) through February 28, 2011	10.00	0.11	(e)	0.39	0.50	(0.10)	(0.06)	(0.16)

Class R2
Year Ended February 29, 2012	10.35	0.20	(e)	0.42	0.62	(0.18)	(0.05)	(0.23)
March 31, 2010 (f) through February 28, 2011	10.00	0.15	(e)	0.39	0.54	(0.13)	(0.06)	(0.19)

Class R5
Year Ended February 29, 2012	10.37	0.24	(e)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (f) through February 28, 2011	10.00	0.24	(e)	0.34	0.58	(0.15)	(0.06)	(0.21)

Class R6
Year Ended February 29, 2012	10.34	0.25	(e)	0.44	0.69	(0.24)	(0.05)	(0.29)
November 30, 2010 (g) through February 28, 2011	10.39	0.04	(e)	0.01	0.05	(0.04)	(0.06)	(0.10)

Select Class
Year Ended February 29, 2012	10.34	0.24	(e)	0.44	0.68	(0.23)	(0.05)	(0.28)
March 31, 2010 (f) through February 28, 2011	10.00	0.19	(e)	0.38	0.57	(0.17)	(0.06)	(0.23)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of operations.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$10.74	6.42%	$134,099	0.74%	2.09%	1.02%	36%
10.34	5.62	28,242	0.73	1.60	1.24	69

10.73	5.68	4,302	1.39	1.47	1.53	36
10.34	5.01	284	1.39	1.17	2.78	69

10.74	6.04	11,174	0.99	1.85	1.27	36
10.35	5.40	53	1.00	1.54	3.66	69

10.77	6.57	56	0.53	2.23	0.57	36
10.37	5.85	53	0.55	2.46	0.72	69

10.74	6.68	167,997	0.49	2.37	0.53	36
10.34	0.49	51,944	0.49	1.99	0.57	69

10.74	6.56	870,400	0.59	2.22	0.77	36
10.34	5.70	346,927	0.59	1.97	1.18	69

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	271

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Limited Duration Bond Fund
Class A
Year Ended February 29, 2012	$9.46	$0.18	(c)	$(0.01)	$0.17	$(0.17)
Year Ended February 28, 2011	8.90	0.21	(c)	0.56	0.77	(0.21)
Year Ended February 28, 2010	7.80	0.24	(c)	1.11	1.35	(0.25)
Year Ended February 28, 2009	9.31	0.36	(c)	(1.50)	(1.14)	(0.37)
Year Ended February 29, 2008	9.77	0.46		(0.46)	—	(0.46)

Class B
Year Ended February 29, 2012	9.39	0.13	(c)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.83	0.17	(c)	0.56	0.73	(0.17)
Year Ended February 28, 2010	7.74	0.21	(c)	1.09	1.30	(0.21)
Year Ended February 28, 2009	9.24	0.31	(c)	(1.49)	(1.18)	(0.32)
Year Ended February 29, 2008	9.70	0.38		(0.43)	(0.05)	(0.41)

Class C
Year Ended February 29, 2012	9.37	0.13	(c)	(0.01)	0.12	(0.12)
Year Ended February 28, 2011	8.82	0.17	(c)	0.55	0.72	(0.17)
Year Ended February 28, 2010	7.72	0.20	(c)	1.11	1.31	(0.21)
Year Ended February 28, 2009	9.23	0.31	(c)	(1.50)	(1.19)	(0.32)
Year Ended February 29, 2008	9.68	0.38		(0.42)	(0.04)	(0.41)

Class R6 (d)
Year Ended February 29, 2012	9.47	0.22	(c)	(0.01)	0.21	(0.21)
Year Ended February 28, 2011	8.91	0.26	(c)	0.56	0.82	(0.26)
Year Ended February 28, 2010	7.80	0.31	(c)	1.09	1.40	(0.29)
Year Ended February 28, 2009	9.32	0.40	(c)	(1.51)	(1.11)	(0.41)
Year Ended February 29, 2008	9.77	0.50		(0.45)	0.05	(0.50)

Select Class
Year Ended February 29, 2012	9.46	0.20	(c)	(0.01)	0.19	(0.19)
Year Ended February 28, 2011	8.90	0.24	(c)	0.56	0.80	(0.24)
Year Ended February 28, 2010	7.80	0.26	(c)	1.11	1.37	(0.27)
Year Ended February 28, 2009	9.31	0.38	(c)	(1.50)	(1.12)	(0.39)
Year Ended February 29, 2008	9.77	0.49		(0.47)	0.02	(0.48)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.46	1.80%	$48,120	0.68%	1.89%	0.94%	21%
9.46	8.78	69,464	0.67	2.32	0.95	28
8.90	17.61	74,529	0.67	2.88	0.98	23
7.80	(12.52)	52,560	0.70	4.12	0.95	—
9.31	(0.06)	104,590	0.70	4.70	0.91	15

9.39	1.30	286	1.18	1.39	1.44	21
9.39	8.29	820	1.17	1.82	1.45	28
8.83	17.01	1,845	1.17	2.58	1.49	23
7.74	(12.97)	6,423	1.20	3.62	1.44	—
9.24	(0.56)	18,797	1.20	4.20	1.41	15

9.37	1.33	54,348	1.18	1.39	1.44	21
9.37	8.20	66,659	1.17	1.82	1.45	28
8.82	17.22	65,806	1.17	2.41	1.48	23
7.72	(13.09)	65,241	1.20	3.63	1.44	—
9.23	(0.47)	145,000	1.20	4.20	1.41	15

9.47	2.27	3,642	0.23	2.34	0.44	21
9.47	9.25	3,873	0.22	2.78	0.45	28
8.91	18.26	1,253	0.23	3.92	0.51	23
7.80	(12.21)	137,474	0.25	4.56	0.44	—
9.32	0.51	573,714	0.25	5.15	0.41	15

9.46	2.08	292,294	0.43	2.13	0.69	21
9.46	9.05	256,477	0.42	2.57	0.70	28
8.90	17.91	183,481	0.42	3.14	0.73	23
7.80	(12.27)	179,116	0.45	4.37	0.70	—
9.31	0.18	352,600	0.45	4.95	0.66	15

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	273

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Mortgage-Backed Securities Fund
Class A
Year Ended February 29, 2012	$11.50	$0.49	$0.25	$0.74	$(0.49)
Year Ended February 28, 2011	11.22	0.55	0.28	0.83	(0.55)
Year Ended February 28, 2010	10.42	0.73	0.82	1.55	(0.75)
Year Ended February 28, 2009	10.97	0.61	(0.57)	0.04	(0.59)
Year Ended February 29, 2008	10.65	0.50	0.31	0.81	(0.49)

Class R6 (c)
Year Ended February 29, 2012	11.28	0.54	0.23	0.77	(0.54)
Year Ended February 28, 2011	11.01	0.59	0.27	0.86	(0.59)
Year Ended February 28, 2010	10.23	0.79	0.78	1.57	(0.79)
Year Ended February 28, 2009	10.79	0.63	(0.56)	0.07	(0.63)
Year Ended February 29, 2008	10.48	0.54	0.31	0.85	(0.54)

Select Class
Year Ended February 29, 2012	11.27	0.53	0.23	0.76	(0.52)
Year Ended February 28, 2011	11.01	0.57	0.26	0.83	(0.57)
Year Ended February 28, 2010	10.23	0.76	0.79	1.55	(0.77)
Year Ended February 28, 2009	10.79	0.62	(0.57)	0.05	(0.61)
Year Ended February 29, 2008	10.48	0.52	0.31	0.83	(0.52)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$11.75	6.57%	$255,946	0.64%	4.29%	0.98%	21%
11.50	7.48	176,334	0.64	4.84	0.98	30
11.22	15.26	101,955	0.64	6.58	0.99	21
10.42	0.41	16,189	0.65	5.69	0.99	15
10.97	7.88	18,011	0.65	4.70	0.98	16

11.51	6.96	1,538,507	0.24	4.72	0.48	21
11.28	7.97	1,466,482	0.24	5.26	0.48	30
11.01	15.79	1,271,776	0.24	7.35	0.49	21
10.23	0.74	916,201	0.25	6.12	0.50	15
10.79	8.33	882,626	0.25	5.09	0.48	16

11.51	6.89	1,264,766	0.39	4.51	0.73	21
11.27	7.71	580,212	0.39	5.12	0.73	30
11.01	15.64	425,701	0.39	6.87	0.74	21
10.23	0.58	88,231	0.40	5.93	0.74	15
10.79	8.18	96,870	0.40	4.94	0.73	16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	275

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Short Duration Bond Fund
Class A
Year Ended February 29, 2012	$10.95	$0.15	(c)	$0.04	$0.19	$(0.15)	$(0.02)	$(0.17)
Year Ended February 28, 2011	10.90	0.16	(c)	0.06	0.22	(0.16)	(0.01)	(0.17)
Year Ended February 28, 2010	10.61	0.26	(c)	0.29	0.55	(0.26)	—	(0.26)
Year Ended February 28, 2009	10.80	0.38		(0.19)	0.19	(0.38)	—	(0.38)
Year Ended February 29, 2008	10.52	0.44	(c)	0.26	0.70	(0.42)	—	(0.42)

Class B
Year Ended February 29, 2012	11.06	0.10	(c)	0.03	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	11.00	0.11	(c)	0.06	0.17	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.70	0.22	(c)	0.28	0.50	(0.20)	—	(0.20)
Year Ended February 28, 2009	10.88	0.35		(0.21)	0.14	(0.32)	—	(0.32)
Year Ended February 29, 2008	10.60	0.39	(c)	0.26	0.65	(0.37)	—	(0.37)

Class C
Year Ended February 29, 2012	11.02	0.09	(c)	0.04	0.13	(0.09)	(0.02)	(0.11)
Year Ended February 28, 2011	10.97	0.10	(c)	0.06	0.16	(0.10)	(0.01)	(0.11)
Year Ended February 28, 2010	10.68	0.20	(c)	0.30	0.50	(0.21)	—	(0.21)
Year Ended February 28, 2009	10.87	0.33		(0.20)	0.13	(0.32)	—	(0.32)
Year Ended February 29, 2008	10.59	0.39	(c)	0.26	0.65	(0.37)	—	(0.37)

Class R6 (d)
Year Ended February 29, 2012	10.97	0.20	(c)	0.05	0.25	(0.21)	(0.02)	(0.23)
Year Ended February 28, 2011	10.92	0.21	(c)	0.06	0.27	(0.21)	(0.01)	(0.22)
Year Ended February 28, 2010	10.62	0.31	(c)	0.30	0.61	(0.31)	—	(0.31)
Year Ended February 28, 2009	10.81	0.43		(0.19)	0.24	(0.43)	—	(0.43)
Year Ended February 29, 2008	10.53	0.49	(c)	0.27	0.76	(0.48)	—	(0.48)

Select Class
Year Ended February 29, 2012	10.96	0.18	(c)	0.05	0.23	(0.18)	(0.02)	(0.20)
Year Ended February 28, 2011	10.92	0.19	(c)	0.05	0.24	(0.19)	(0.01)	(0.20)
Year Ended February 28, 2010	10.62	0.29	(c)	0.30	0.59	(0.29)	—	(0.29)
Year Ended February 28, 2009	10.80	0.40		(0.18)	0.22	(0.40)	—	(0.40)
Year Ended February 29, 2008	10.53	0.46	(c)	0.26	0.72	(0.45)	—	(0.45)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.97	1.76%	$260,098	0.80%	1.36%	0.86%	40%
10.95	2.04	250,706	0.79	1.45	0.86	36
10.90	5.23	255,356	0.79	2.43	0.88	31
10.61	1.79	90,891	0.80	3.55	0.89	51
10.80	6.84	56,496	0.80	4.14	0.91	40

11.08	1.21	1,409	1.30	0.86	1.37	40
11.06	1.58	2,134	1.29	0.96	1.36	36
11.00	4.71	3,458	1.29	2.05	1.38	31
10.70	1.32	6,668	1.30	3.09	1.39	51
10.88	6.23	11,328	1.30	3.65	1.41	40

11.04	1.23	297,098	1.30	0.86	1.37	40
11.02	1.51	321,680	1.29	0.95	1.36	36
10.97	4.76	344,957	1.29	1.83	1.38	31
10.68	1.27	22,625	1.30	3.06	1.39	51
10.87	6.26	19,135	1.30	3.64	1.41	40

10.99	2.28	3,530,135	0.30	1.86	0.36	40
10.97	2.54	2,906,329	0.29	1.94	0.36	36
10.92	5.81	2,043,695	0.29	2.87	0.38	31
10.62	2.27	322,907	0.30	4.07	0.39	51
10.81	7.39	321,055	0.30	4.64	0.41	40

10.99	2.10	6,946,436	0.55	1.61	0.61	40
10.96	2.20	6,829,822	0.54	1.70	0.61	36
10.92	5.57	5,163,875	0.54	2.67	0.63	31
10.62	2.12	2,029,713	0.55	3.80	0.64	51
10.80	7.03	1,255,422	0.55	4.31	0.64	40

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	277

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Return of capital	Total distributions
Short Term Bond Fund II
Class A
Year Ended February 29, 2012	$8.83	$0.11	(c)	$0.02	$0.13	$(0.18)	$(0.04)	$(0.22)
Year Ended February 28, 2011	8.85	0.15	(c)	(0.01)	0.14	(0.16)	—	(0.16)
Year Ended February 28, 2010	8.76	0.20	(c)	0.11	0.31	(0.22)	—	(0.22)
Year Ended February 28, 2009	9.66	0.34	(c)	(0.90)	(0.56)	(0.34)	—	(0.34)
Year Ended February 29, 2008	9.84	0.45		(0.18)	0.27	(0.45)	—	(0.45)

Class M
Year Ended February 29, 2012	8.83	0.09	(c)	0.02	0.11	(0.16)	(0.04)	(0.20)
Year Ended February 28, 2011	8.85	0.13	(c)	(0.02)	0.11	(0.13)	—	(0.13)
Year Ended February 28, 2010	8.76	0.18	(c)	0.11	0.29	(0.20)	—	(0.20)
Year Ended February 28, 2009	9.66	0.29	(c)	(0.88)	(0.59)	(0.31)	—	(0.31)
Year Ended February 29, 2008	9.85	0.41		(0.18)	0.23	(0.42)	—	(0.42)

Select Class
Year Ended February 29, 2012	8.84	0.14	(c)	0.03	0.17	(0.21)	(0.04)	(0.25)
Year Ended February 28, 2011	8.87	0.17	(c)	(0.02)	0.15	(0.18)	—	(0.18)
Year Ended February 28, 2010	8.77	0.22	(c)	0.12	0.34	(0.24)	—	(0.24)
Year Ended February 28, 2009	9.68	0.37	(c)	(0.92)	(0.55)	(0.36)	—	(0.36)
Year Ended February 29, 2008	9.86	0.51		(0.22)	0.29	(0.47)	—	(0.47)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$8.74	1.52%	$3,943	0.75%	1.30%	1.16%	27%
8.83	1.54	7,222	0.75	1.67	1.12	49
8.85	3.61	7,263	0.74	2.26	1.05	48
8.76	(5.93)	6,456	0.75	3.61	1.09	91
9.66	2.78	22,655	0.75	4.51	1.01	338

8.74	1.27	59,970	1.00	1.03	1.27	27
8.83	1.26	75,712	1.00	1.43	1.22	49
8.85	3.36	93,816	0.99	2.01	1.16	48
8.76	(6.15)	113,828	1.00	3.19	1.19	91
9.66	2.42	144,078	1.00	4.26	1.11	338

8.76	1.90	1,382	0.50	1.53	0.92	27
8.84	1.68	1,669	0.50	1.95	0.87	49
8.87	3.98	2,366	0.49	2.51	0.84	48
8.77	(5.76)	5,611	0.50	3.92	0.83	91
9.68	3.02	83,064	0.50	4.76	0.75	338

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	279

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Treasury & Agency Fund
Class A
Year Ended February 29, 2012	$9.78	$0.12	(c)	$0.05	$0.17	$(0.11)	$(0.10)	$(0.21)
Year Ended February 28, 2011	9.96	0.13	(c)	(0.02)	0.11	(0.13)	(0.16)	(0.29)
Year Ended February 28, 2010	10.17	0.22	(c)	0.12	0.34	(0.22)	(0.33)	(0.55)
Year Ended February 28, 2009	10.04	0.11		0.20	0.31	(0.18)	—	(0.18)
Year Ended February 29, 2008	9.72	0.42		0.31	0.73	(0.41)	—	(0.41)

Class B
Year Ended February 29, 2012	9.76	0.07	(c)	0.06	0.13	(0.06)	(0.10)	(0.16)
Year Ended February 28, 2011	9.94	0.08	(c)	(0.02)	0.06	(0.08)	(0.16)	(0.24)
Year Ended February 28, 2010	10.15	0.18	(c)	0.11	0.29	(0.17)	(0.33)	(0.50)
Year Ended February 28, 2009	10.03	0.16		0.10	0.26	(0.14)	—	(0.14)
Year Ended February 29, 2008	9.71	0.42		0.26	0.68	(0.36)	—	(0.36)

Select Class
Year Ended February 29, 2012	9.77	0.14	(c)	0.05	0.19	(0.13)	(0.10)	(0.23)
Year Ended February 28, 2011	9.95	0.16	(c)	(0.02)	0.14	(0.16)	(0.16)	(0.32)
Year Ended February 28, 2010	10.16	0.24	(c)	0.12	0.36	(0.24)	(0.33)	(0.57)
Year Ended February 28, 2009	10.02	0.13		0.22	0.35	(0.21)	—	(0.21)
Year Ended February 29, 2008	9.70	0.44		0.31	0.75	(0.43)	—	(0.43)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$9.74	1.72%	$90,893	0.70%	1.17%	0.95%	35%
9.78	1.15	99,714	0.70	1.32	0.95	26
9.96	3.39	99,593	0.69	2.12	0.97	51
10.17	3.18	114,609	0.70	0.99	0.94	154
10.04	7.71	77,234	0.69	4.33	1.01	83

9.73	1.33	408	1.20	0.68	1.45	35
9.76	0.63	771	1.20	0.82	1.45	26
9.94	2.86	1,588	1.19	1.75	1.47	51
10.15	2.64	3,538	1.20	1.07	1.43	154
10.03	7.17	6,691	1.20	3.96	1.52	83

9.73	1.97	313,699	0.45	1.42	0.70	35
9.77	1.40	371,384	0.45	1.57	0.70	26
9.95	3.63	427,880	0.44	2.40	0.72	51
10.16	3.52	552,538	0.45	1.54	0.69	154
10.02	8.01	620,461	0.43	3.98	0.74	83

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	281

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were each formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. J.P. Morgan Mutual Fund Group (“MFG”) was organized as a Massachusetts business trust on May 11, 1987. Each of JPM I, JPM II and MFG (the “Trusts”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Core Bond Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Core Plus Bond Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM II	Diversified
Government Bond Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
High Yield Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Inflation Managed Bond Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Limited Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Mortgage-Backed Securities Fund	Class A, Class R6 and Select Class	JPM II	Diversified
Short Duration Bond Fund	Class A, Class B, Class C, Class R6 and Select Class	JPM II	Diversified
Short Term Bond Fund II	Class A, Class M and Select Class	MFG	Diversified
Treasury & Agency Fund	Class A, Class B and Select Class	JPM II	Diversified

The investment objective of Core Bond Fund is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The investment objective of Core Plus Bond Fund is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.

The investment objective of Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The investment objective of High Yield Fund is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities that are rated below investment grade or unrated. Capital appreciation is a secondary objective.

The investment objective of Inflation Managed Bond Fund is to seek to maximize inflation protected total return.

The investment objective of Limited Duration Bond Fund is to seek a high level of current income consistent with low volatility of principal by investing in a diversified portfolio of short-term investment grade securities.

The investment objective of Mortgage-Backed Securities Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.

The investment objective of Short Duration Bond Fund is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.

The investment objective of Short-Term Bond Fund II is to seek a high level of income, consistent with preservation of capital.

The investment objective of Treasury & Agency Fund is to seek a high level of current income by investing in U.S. Treasury and other U.S. agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

Inflation Managed Bond Fund commenced operations on March 31, 2010. Prior to April 30, 2010, Class A, Class C, Class R5 and Select Class Shares were not publicly offered for investment. Class R6 Shares commenced operations November 30, 2010.

Effective November 30, 2010, Ultra Shares were renamed Class R6 Shares for the Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund and Short Duration Bond Fund.

Effective November 1, 2009, Class B Shares of the Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A and Class M Shares generally provide for a front-end sales charge while Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund) provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years (except for Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund whose Class B Shares convert to Class A Shares after six years). No sales charges are assessed with respect to the Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

282	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s net asset value per share as of the report date. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Core Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset Backed Securities	$—	$1,003,728	$91,313	$1,095,041
Collateralized Mortgage Obligations
Agency CMO	—	5,299,085	—	5,299,085
Non-Agency CMO	—	2,477,762	146,340	2,624,102

Total Collateralized Mortgage Obligations	—	7,776,847	146,340	7,923,187

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	283

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

Core Bond Fund (continued)
	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Commercial Mortgage-Backed Securities	$—		$540,768	$—		$540,768
Corporate Bonds
Consumer Discretionary	—		304,265	—		304,265
Consumer Staples	—		169,182	—		169,182
Energy	—		220,438	—		220,438
Financials	—		2,126,262	1,564		2,127,826
Health Care	—		65,167	—		65,167
Industrials	—		188,956	—		188,956
Information Technology	—		179,420	—		179,420
Materials	—		108,480	—		108,480
Telecommunication Services	—		240,887	—		240,887
Utilities	—		380,046	—		380,046

Total Corporate Bonds	—		3,983,103	1,564		3,984,667

Foreign Government Securities	—		108,168	—		108,168
Mortgage Pass-Through Securities	—		3,456,709	—		3,456,709
Municipal Bonds	—		51,202	—		51,202
Supranational	—		19,177	—		19,177
U.S. Government Agency Securities	—		427,221	—		427,221
U.S. Treasury Obligations	—		5,775,508	—		5,775,508
Short-Term Investment
Investment Company	1,334,403		—	—		1,334,403

Total Investments in Securities	$1,334,403		$23,142,431	$239,217		$24,716,051

Core Plus Bond Fund
	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,909		$—	$369		$2,278
Consumer Staples	—		—	—	(a)	—	(a)
Financials	4,106		—	—		4,106
Industrials	5		—	—		5
Information Technology	126		—	—		126
Materials	5,113		—	212		5,325
Telecommunication Services	—	(b)	—	—	(a)	—	(b)
Utilities	17		—	—		17

Total Common Stocks	11,276		—	581		11,857

Preferred Stocks
Consumer Discretionary	—		5,300	—		5,300
Consumer Staples	—		—	—	(a)	—	(a)
Financials	—		5,575	—		5,575
Materials	—		—	204		204

Total Preferred Stocks	—		10,875	204		11,079

Debt Securities
Asset Backed Securities	—		52,228	3,125		55,353
Collateralized Mortgage Obligations
Agency CMO	—		305,445	—		305,445
Non-Agency CMO	—		158,183	2,484		160,667

Total Collateralized Mortgage Obligations	—		463,628	2,484		466,112

284	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$88,668	$—	$88,668
Convertible Bonds
Consumer Discretionary	—	162	—	162
Materials	—	647	—	647

Total Convertible Bonds	—	809	—	809

Corporate Bonds
Consumer Discretionary	—	113,970	406	114,376
Consumer Staples	—	41,771	92	41,863
Energy	—	82,902	—	82,902
Financials	—	264,577	—	264,577
Health Care	—	46,950	—	46,950
Industrials	—	76,550	152	76,702
Information Technology	—	33,471	2,856	36,327
Materials	—	70,869	3,569	74,438
Telecommunication Services	—	43,819	—	43,819
Utilities	—	65,754	—	65,754

Total Corporate Bonds	—	840,633	7,075	847,708

Foreign Government Securities	—	40,415	496	40,911
Mortgage Pass-Through Securities	—	114,541	—	114,541
Municipal Bonds	—	13,858	—	13,858
Supranational	—	1,653	—	1,653
U.S. Government Agency Securities	—	24,087	—	24,087
U.S. Treasury Obligations	—	378,339	—	378,339
Loan Participations & Assignments
Consumer Discretionary	—	27,330	—	27,330
Consumer Staples	—	371	—	371
Energy	—	812	—	812
Financials	—	3,055	—	3,055
Health Care	—	649	—	649
Industrials	—	4,255	—	4,255
Information Technology	—	2,519	—	2,519
Materials	—	2,151	—	2,151
Utilities	—	2,469	—	2,469

Total Loan Participations & Assignments	—	43,611	—	43,611

Warrants
Consumer Discretionary	—	1,898	—	1,898
Short-Term Investment
Investment Company	170,014	—	—	170,014

Total Investments in Securities	$181,290	$2,075,243	$13,965	$2,270,498

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	39	—	39
Futures Contracts	2	—	—	2

Total Appreciation in Other Financial Instruments	$2	$39	$—	$41

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(21)	—	(21)
Futures Contracts	(3)	—	—	(3)
Swaps	—	(8)	—	(8)

Total Depreciation in Other Financial Instruments	$(3)	$(29)	$—	$(32)

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	285

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$141,918	$1,467,485	$—	$1,609,403

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$34,329	$—	$5,453		$39,782
Consumer Staples	—	—	—	(a)	—	(a)
Financials	38,853	—	—		38,853
Health Care	5	—	—		5
Industrials	37	—	—		37
Information Technology	8,211	—	—	(a)	8,211
Materials	29,309	—	1,187		30,496
Telecommunication Services	—	—	—	(a)	—	(a)
Utilities	48	—	—		48

Total Common Stocks	110,792	—	6,640		117,432

Preferred Stocks
Consumer Discretionary	—	14,609	645		15,254
Consumer Staples	—	—	—	(a)	—	(a)
Financials	—	62,524	—		62,524
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	1,311		1,311

Total Preferred Stocks	—	77,133	1,956		79,089

Debt Securities
Asset Backed Securities	—	91	6,972		7,063
Commercial Mortgage-Backed Security	—	81,852	—		81,852
Convertible Bonds
Materials	—	13,573	—		13,573
Corporate Bonds
Consumer Discretionary	—	2,029,981	5,645		2,035,626
Consumer Staples	—	390,423	1,353		391,776
Energy	—	1,313,681	—		1,313,681
Financials	—	1,254,961	9,899		1,264,860
Health Care	—	723,915	1,537		725,452
Industrials	—	889,366	—		889,366
Information Technology	—	460,460	16,643		477,103
Materials	—	944,821	15,440		960,261
Telecommunication Services	—	695,527	—		695,527
Utilities	—	427,162	—		427,162

Total Corporate Bonds	—	9,130,297	50,517		9,180,814

Loan Participations & Assignments
Consumer Discretionary	—	664,810	—		664,810
Consumer Staples	—	114,385	—		114,385
Energy	—	15,708	—		15,708
Financials	—	106,826	—		106,826
Health Care	—	61,379	—		61,379
Industrials	—	132,489	—		132,489
Information Technology	—	136,536	5,872		142,408
Materials	—	124,287	—		124,287
Telecommunication Services	—	47,293	—		47,293
Utilities	—	89,524	—		89,524

Total Loan Participations & Assignments	—	1,493,237	5,872		1,499,109

286	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants
Consumer Discretionary	$—	$21,695	$—	$21,695
Short-Term Investments
Investment Companies	553,232	—	—	553,232

Total Investments in Securities	$664,024	$10,817,878	$71,957	$11,553,859

Appreciation in Other Financial Instruments
Swaps	$—	$3,898	$—	$3,898

Inflation Managed Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$50,241	$1,120,665	$—	$1,170,906

Appreciation in Other Financial Instruments
Swaps	$—	$7,457	$—	$7,457

Depreciation in Other Financial Instruments
Swaps	$—	$(2,446)	$—	$(2,446)

Limited Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset Backed Securities	$—	$50,920	$748	$51,668
Collateralized Mortgage Obligations
Agency CMO	—	126,286	—	126,286
Non-Agency CMO	—	89,666	—	89,666

Total Collateralized Mortgage Obligations	—	215,952	—	215,952

Commercial Mortgage-Backed Securities	—	11,281		11,281
Corporate Bonds
Financials	—	255	1,644	1,899

Total Corporate Bonds	—	255	1,644	1,899

Mortgage Pass-Through Securities	—	61,918	—	61,918
Short-Term Investment
Investment Company	56,538	—	—	56,538

Total Investments in Securities	$56,538	$340,326	$2,392	$399,256

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset Backed Securities	$—	$70,900	$12,713	$83,613
Collateralized Mortgage Obligations
Agency CMO	—	1,228,359	—	1,228,359
Non-Agency CMO	—	564,421	24,032	588,453

Total Collateralized Mortgage Obligations	—	1,792,780	24,032	1,816,812

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	287

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

Mortgage-Backed Securities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Mortgage-Backed Securities	$—	$41,948	$—	$41,948
Mortgage Pass-Through Securities	—	928,807	—	928,807
U.S. Government Agency Securities	—	9,377	—	9,377
U.S. Treasury Obligations	—	13,930	—	13,930
Short-Term Investment
Investment Company	223,214	—	—	223,214

Total Investment Securities	$223,214	$2,857,742	$36,745	$3,117,701

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$286,458	$10,789,798	$—	$11,076,256

Short Term Bond Fund II
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$20	$64,891	$—	$64,911

Treasury & Agency Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (c)	$2,230	$400,886	$—	$403,116

(a)	Security has zero value.
(b)	Amount rounds to less than $1,000.
(c)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the year ended February 29, 2012.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Core Bond Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/29/12
Investments in Securities
Asset-Backed Securities	$20,798	$—	$(8)	$45	$101,384	$(46,011)	$15,105	$—	$91,313
Collateralized Mortgage Obligations
Agency CMO	13,778	—	—	—	—	—	—	(13,778)	—
Non-Agency CMO	28,884	(3,979)	3,497	96	167,486	(49,644)	—	—	146,340
Corporate Bonds — Financials	1,572	—	(9)	1	—	—	—	—	1,564

Total	$65,032	$(3,979)	$3,480	$142	$268,870	$(95,655)	$15,105	$(13,778)	$239,217

288	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

Core Plus Bond Fund	Balance as of 2/28/11	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/29/12
Investments in Securities
Asset-Backed Securities	$4,502	$—	(a)	$229	$10	$—		$(1,616)	$—	$—	$3,125
Collateralized Mortgage Obligations
Non-Agency CMOs	—	—		(14)	—	3,287		(789)	—	—	2,484
Common Stocks — Consumer Discretionary	248	—		121	—	—		—	—	—	369
Common Stocks — Consumer Staples	30	—		(30)	—	—		—	—	—	—	(b)
Common Stocks — Information Technology	1,688	—		(414)	—	—		(1,274)	—	—	—
Common Stocks — Materials	—	—		(36)	—	248		—	—	—	212
Common Stocks — Telecommunication Services	—	—		—	—	—	(b)	—	—	—	—	(b)
Corporate Bonds — Consumer Discretionary	—	—		(105)	17	494		—	—	—	406
Corporate Bonds — Consumer Staples	153	—		(85)	—	24		—	—	—	92
Corporate Bonds — Industrials	311	—		(44)	—	—		—	—	(115)	152
Corporate Bonds — Information Technology	—	—		(384)	77	3,163		—	—	—	2,856
Corporate Bonds — Materials	368	—		(335)	14	3,559		(37)	—	—	3,569
Foreign Government Securities	503	20		(69)	(7)	—		(288)	337	—	496
Loan Participations & Assignment — Information Technology	867	(13)		4	5	—		(863)	—	—	—
Preferred Stocks — Consumer Staples	56	—		(62)		6		—	—	—	—	(b)
Preferred Stocks — Financials	1,784	—		—	—	—		—	—	(1,784)	—
Preferred Stocks — Materials	—	—		13	—	191		—	—	—	204

Total	$10,510	$7		$(1,211)	$116	$10,972		$(4,867)	$337	$(1,899)	$13,965

Government Bond Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/29/12
Investments in Securities
Collateralized Mortgage Obligations
Agency CMO	$864	$—	$—	$—	$—	$—	$—	$(864)	$—

Total	$864	$—	$—	$—	$—	$—	$—	$(864)	$—

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	289

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

High Yield Fund	Balance as of 2/28/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/29/12
Investments in Securities
Asset-Backed Securities	$6,960		$1	$116	$46	$—		$(151)	$—	$—	$6,972
Common Stocks — Consumer Discretionary	3,666		—	1,787	—	—		—	—	—	5,453
Common Stocks — Consumer Staples	439		—	(439)	—	—		—	—	—	—	(b)
Common Stocks — Information Technology	10,896		—	(2,544)	—	—		(8,352)	—	—	—	(b)
Common Stock — Materials	—		—	(202)	—	1,389		—	—	—	1,187
Common Stock — Telecommunication Services	—		—	—	—	—	(b)	—	—	—	—	(b)
Corporate Bonds — Consumer Discretionary	2,735		34	(2,613)	22	—		(2,791)	8,258	—	5,645
Corporate Bonds — Consumer Staples	2,246		—	(1,249)	—	356		—	—	—	1,353
Corporate Bonds — Financials	17,696		—	(774)	12	10,661		—	—	(17,696)	9,899
Corporate Bonds — Health Care	4,662		—	(4,779)	(3)	1,657		—	—	—	1,537
Corporate Bonds — Industrials	1,650		15	(207)	1	1		(703)	—	(757)	—
Corporate Bonds — Information Technology	2,194		—	(3,912)	196	20,384		(2,219)	—	—	16,643
Corporate Bonds — Materials	3,054		—	(2,289)	32	14,848		(205)	—	—	15,440
Loan Participations & Assignment — Financials	3,773		38	437	(6)	910		(5,152)	—	—	—
Loan Participations & Assignment — Information Technology	3,490		—	(48)	7	4,798		(185)	—	(2,190)	5,872
Loan Participations & Assignment — Materials	13,717		—	—	—	618		(6,425)	—	(7,910)	—
Preferred Stocks — Consumer Discretionary	618		—	27	—	—		—	—	—	645
Preferred Stocks — Consumer Staples	817		—	(898)	—	81		—	—	—	—	(b)
Preferred Stocks — Financials	14,335		—	—	—	—		—	—	(14,335)	—
Preferred Stocks — Information Technology	—	(b)	—	—	—	—		—	—	—	—	(b)
Preferred Stocks — Materials	—		—	83	—	1,228		—	—	—	1,311
Rights — Consumer Discretionary	—	(b)	—	—	—	—		— (b)	—	—	—

Total	$92,948		$88	$(17,504)	$307	$56,931		$(26,183)	$8,258	$(42,888)	$71,957

Limited Duration Bond Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/29/12
Investments in Securities
Asset Backed Securities	$748	$—	$—	$—	$—	$—	$—	$—	$748
Corporate Bonds — Financials	1,509	—	135	—	—	—	—	—	1,644

Total	$2,257	$—	$135	$—	$—	$—	$—	$—	$2,392

290	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

Mortgage-Backed Securites Fund	Balance as of 2/28/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 2/29/12
Investments in Securities
Asset-Backed Securities	$3,327	$—	$(4)	$6	$14,839	$(5,455)	$—	$—	$12,713
Collateralized Mortgage Obligations
Agency CMO	2,756	—	—	—	—	—	—	(2,756)	—
Non-Agency CMO	3,357	(1,339)	1,083	4	28,398	(7,471)	—	—	24,032

Total	$9,440	$(1,339)	$1,079	$10	$43,237	$(12,926)	$—	$(2,756)	$36,745

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.
(b)	Security has zero value.

Transfers into, or out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 29, 2012, which were valued using significant unobservable inputs (Level 3) was as follows (amounts in thousands):

Core Bond Fund	$359
Core Plus Bond Fund	(800)
High Yield Fund	(15,321)
Limited Duration Bond Fund	135
Mortgage-Backed Securities Fund	30

These amounts are included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statements of Operations.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

The following is the value and percentage of net assets of illiquid securities as of February 29, 2012 (amounts in thousands):

	Value	Percentage
Core Bond Fund	$239,217	1.0%
Core Plus Bond Fund	13,965	0.6
High Yield Fund	71,957	0.6
Limited Duration Bond Fund	2,392	0.6
Mortgage-Backed Securities Fund	36,745	1.2

C. Loan Participations and Assignments — Core Plus Bond Fund and High Yield Fund invest in loan participations and assignments of all or a portion of the loans. When the Funds purchase a loan participation, the Funds typically enter into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Funds have direct rights against the borrower on a loan when they purchase an assignment; provided, however, that the Funds’ rights may be more limited than the lender from which it acquired the assignment and the Funds may be able to enforce their rights only through an administrative agent. As a result, the Funds assume the credit risk of the Borrower and the Selling Participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). Although certain loan participations or assignments are secured by collateral, the Funds could experience delays or limitations in realizing on such collateral or have their interest subordinated to other indebtedness of the obligor. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

D. Unfunded Commitments — Core Plus Bond Fund and High Yield Fund may enter into commitments to buy and sell investments including commitments to buy loan participations and assignments to settle on future dates as part of their normal investment activities. Unfunded

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	291

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

commitments are generally traded and priced as part of a related loan participation or assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities. The Funds segregate security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risks exist on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

At February 29, 2012, the Funds did not have any outstanding unfunded loan commitments.

E. Derivatives — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund use instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund also use derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Funds.

Notes E(1) — E(3) below describe the various derivatives used by the Funds.

(1). Futures — Core Plus Bond Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. Core Plus Bond Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation or depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of futures contracts. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

(2). Swaps — Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund engage in various swap transactions, including interest rate and credit default swaps, to provide inflation protection and to manage credit risks within their respective portfolios. The Funds also use swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows or assets at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

These Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding swap contracts with the counterparty in the form of cash or securities. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statements of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Funds is held in escrow in segregated accounts maintained by JPMorgan Chase Bank, N.A.

292	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

(“JPMCB”), an affiliate of the Funds, which provides collateral management services to the Funds (See Note 3.F.). These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.

The Funds’ swap contracts at net value and collateral posted or received by counterparty as of February 29, 2012 is as follows (amounts in thousands):

Fund		Counterparty	Value of swap contracts	Collateral amount
High Yield Fund	Collateral Posted
		Barclays Bank, plc	$(184)	$400
		Citibank, N.A.	(184)	520
Inflation Managed Bond Fund	Collateral Posted
		Deutsche Bank AG, New York	(560)	140
	Collateral Received
		Barclays Bank, plc	504	(78)
		BNP Paribas	1,836	(1,669)
		Citibank, N.A.	2,062	(1,880)
		Morgan Stanley Capital Services	5	(440)
		Royal Bank of Scotland	813	(720)

Credit Default Swaps

Core Plus Bond Fund and High Yield Fund enter into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected in the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

Inflation Managed Bond Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

(3). Forward Foreign Currency Exchange Contracts

Core Plus Bond Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	293

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

(4). Summary of Derivatives Information

The following tables present the value of derivatives held as of February 29, 2012, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Core Plus Bond Fund

Derivative Contract	Statements of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Swaps
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2	$—	$—
Foreign exchange contracts	Receivables	—	39	—

Total		$2	$39	$—

Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(3)	$—	$—
Foreign Exchange contracts	Payables	—	(21)	—
Credit contracts	Payables	—	—	(8)

Total		$(3)	$(21)	$(8)

High Yield Fund

Derivative Contract	Statements of Assets and Liabilities Location
Liabilities:		Swaps
Credit contracts	Payables	$(368)

Total		$(368)

Inflation Managed Bond Fund

Derivative Contract	Statements of Assets and Liabilities Location
Assets:		Swaps
Interest rate contracts	Receivables	$7,457

Total		$7,457

Liabilities:		Swaps
Interest rate contracts	Payables	$(2,446)

Total		$(2,446)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the year ended February 29, 2012, by primary underlying risk exposure (amounts in thousands):

Core Plus Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$114	$—	$—	$114
Foreign exchange contracts	—	79	—	79
Credit contracts	—	—	233	233

Total	$114	$79	$233	$426

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Interest rate contracts	$(2)	$—	$—	$(2)
Foreign exchange contracts	—	(1)	—	(1)
Credit contracts	—	—	43	43

Total	$(2)	$(1)	$43	$40

294	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

High Yield Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Swaps
Credit contracts	$17

Total	$17

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Swaps
Credit contracts	$3,898

Total	$3,898

Inflation Managed Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Swaps
Interest rate contracts	$59

Total	$59

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Swaps
Interest rate contracts	$383

Total	$383

The Funds’ derivatives contracts held at February 29, 2012 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts, foreign currency exchange contracts and swaps activities during the year ended February 29, 2012 (amounts in thousands). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

	Core Plus Bond Fund		High Yield Fund		Inflation Managed Bond Fund
Futures Contracts:
Average Notional Balance Long	$3,159		$—		$—
Average Notional Balance Short	1,035		—		—
Ending Notional Balance Long	3,143		—		—
Ending Notional Balance Short	1,965		—		—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	795		—		—
Average Settlement Value Sold	1,136		—		—
Ending Settlement Value Purchased	626		—		—
Ending Settlement Value Sold	837		—		—

Credit Default Swaps:
Average Notional Balance — Buy Protection	29,688	(a)	—		—
Average Notional Balance — Sell Protection	1,000		37,143	(b)	—
Ending Notional Balance — Buy Protection	—		—		—
Ending Notional Balance — Sell Protection	1,000		50,000		—

Interest Rate-Related Swaps (Inflation-Linked Swaps)
Average Notional Balance — Pays Fixed Rate	—		—		674,000
Ending Notional Balance — Pays Fixed Rate	—		—		748,000

(a)	Average for the period May 1, 2011 through December 31, 2011.
(b)	Average for the period September 1, 2011 through February 29, 2012.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	295

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. Securities Lending — Each Fund (except Short Term Bond Fund II) may lend securities to brokers, approved by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) in order to generate additional income. JPMCB serves as lending agent for the Funds pursuant to an Amended and Restated Securities Lending Agreement effective February 9, 2010 (“JPMCB Securities Lending Agreement”). Securities loaned are collateralized by cash, which is invested in Capital Shares of the JPMorgan Prime Money Market Fund. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time.

Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

For the year ended February 29, 2012, the Funds earned the following amounts from the investment of cash collateral, prior to rebates or fees, from an investment in an affiliated fund as described below (amounts in thousands):

High Yield Fund	$1
Short Duration Bond Fund	1

At the inception of a loan, securities are exchanged for cash collateral equal to at least 102% of the value of loaned U.S. dollar-denominated securities, plus accrued interest, and 105% of the value of loaned non-dollar-denominated securities, plus accrued interest. The JPMCB Securities Lending Agreement requires that the loaned securities be marked to market on a daily basis and additional cash collateral is requested from borrowers when the cash received from borrowers becomes less than 102% and 105% of the value of loaned U.S. dollar-denominated and non-dollar denominated securities, respectively, subject to certain de minimis guidelines.

The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of Collateral Investments are disclosed in the SOIs. The Funds did not have any securities out on loan at February 29, 2012.

The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Advisor does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, JPMCB has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.

The Advisor waived fees associated with the Funds’ investment in JPMorgan Prime Money Market Fund as follows (amounts in thousands):

High Yield Fund	$1
Short Duration Bond Fund	1

These amounts offset the administration fees and shareholder servicing fees incurred by JPMorgan Prime Money Market Fund related to the Funds’ investment in such fund. A portion of the waiver is voluntary.

Under the JPMCB Securities Lending Agreement, JPMCB is entitled to a fee, paid monthly in arrears equal to: (i) 0.03% of the average dollar value of the loans of U.S. dollar-denominated securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-dollar denominated securities outstanding during a given month.

296	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

The Funds incurred lending agent fees to JPMCB as follows for the year ended February 29, 2012 (amounts in thousands):

High Yield Fund	$—	(a)
Short Duration Bond Fund	—	(a)

(a)	Amount rounds to less than $1,000.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

I. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

L. Dividends and Distributions to Shareholders — Dividends from net investment income are generally declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income		Accumulated Net Realized Gain (Loss) on Investments
Core Bond Fund	$(1)	$(14)		$15
Core Plus Bond Fund	— (a)	400		(400)
Government Bond Fund	1	(3)		2
High Yield Fund	—	2,403		(2,403)
Inflation Managed Bond Fund	— (a)	—	(a)	—
Limited Duration Bond Fund	(10,749)	—	(a)	10,749
Short Duration Bond Fund	(1)	1		—	(a)
Short Term Bond Fund II	(835)	408		427
Treasury & Agency Fund	(1)	1		—	(a)

(a)	Amount rounds to less than $1,000.

The reclassifications for the Funds relate primarily to interest only high-coupon bond reclass (Core Bond Fund), defaulted bond interest reclass (Core Plus Bond Fund and High Yield Fund), foreign currency gains or losses (Core Plus Bond Fund), dirty priced bonds sales adjustment (Core Plus

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	297

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

Bond Fund), distribution reclassifications (Government Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund), expiration of capital loss carryforwards (Limited Duration Bond Fund and Short Term Bond Fund II), taxable overdistribution (Short Term Bond Fund II), prior year undistributed income true-up (Inflation Managed Bond Fund and Treasury & Agency Fund) and prior year undistributed income and gain (loss) true-up (Government Bond Fund and Short Duration Bond Fund).

M. Equalization — Short Term Bond Fund II uses the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

N. Redemption Fees — Prior to May 2, 2011, shares of the High Yield Fund held for less than 60 days were generally subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees were paid directly to the High Yield Fund and were credited to paid in capital. Effective May 2, 2011, shares of the High Yield Fund are no longer subject to a redemption fee regardless of how long such shares have been held.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIM supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Core Bond Fund	0.30%
Core Plus Bond Fund	0.30
Government Bond Fund	0.30
High Yield Fund	0.65
Inflation Managed Bond Fund	0.35
Limited Duration Bond Fund	0.25
Mortgage-Backed Securities Fund	0.35
Short Duration Bond Fund	0.25
Short Term Bond Fund II	0.25
Treasury & Agency Fund	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.G.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2012, the annual effective rate was 0.09% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.G.

JPMCB, a wholly-owned subsidiary of JPMorgan, and successor in interest to J.P. Morgan Investor Services Co., serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C, Class M and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

Class A	Class B	Class C	Class M	Class R2
0.25%	0.75%	0.75%	0.35%	0.50%

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A and Class M Shares and the CDSC from redemptions of Class B and Class C Shares (except for Class C Shares of the Limited Duration Bond Fund and Short Duration Bond Fund) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2012, the Distributor retained the following amounts (in thousands):

	Front-end Sales Charge	CDSC
Core Bond Fund	$1,698	$114
Core Plus Bond Fund	400	32
Government Bond Fund	175	6
High Yield Fund	231	27

298	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Front-end Sales Charge		CDSC
Inflation Managed Bond Fund	$3		$—	(a)
Limited Duration Bond Fund	3		—	(a)
Mortgage-Backed Securities Fund	85		—
Short Duration Bond Fund	13		36
Short Term Bond Fund II	—	(a)	—
Treasury & Agency Fund	4		—	(a)

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M	Class R2	Class R5	Institutional Class	Select Class
Core Bond Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.05%	n/a	0.25%
Core Plus Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a	0.10%	0.25
Government Bond Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.25
High Yield Fund	0.25	0.25	0.25	n/a	0.25	0.05	n/a	0.25
Inflation Managed Bond Fund	0.25	n/a	0.25	n/a	0.25	0.05	n/a	0.25
Limited Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.25
Mortgage-Backed Securities Fund	0.25	n/a	n/a	n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.25
Short Term Bond Fund II	0.25	n/a	n/a	0.25%	n/a	n/a	n/a	0.25
Treasury & Agency Fund	0.25	0.25	n/a	n/a	n/a	n/a	n/a	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.G.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund. The amounts paid directly to JPMCB by the Funds for these services are included in Collateral Management fees on the Statements of Operations.

G. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M	Class R2	Class R5	Class R6	Institutional Class	Select Class
Core Bond Fund	0.75%	1.40%	1.40%	n/a	1.00%	0.45%	0.40%	n/a	0.58%
Core Plus Bond Fund	0.75	1.40	1.40	n/a	1.15	n/a	0.40	0.49%	0.65
Government Bond Fund	0.75	1.48	1.48	n/a	1.00	n/a	n/a	n/a	0.48
High Yield Fund	1.15	1.80	1.80	n/a	1.40	0.86	0.81	n/a	0.90
Inflation Managed Bond Fund	0.75	n/a	1.40	n/a	1.00	0.55	0.50	n/a	0.60
Limited Duration Bond Fund	0.70	1.20	1.20	n/a	n/a	n/a	0.25	n/a	0.45
Mortgage-Backed Securities Fund	0.65	n/a	n/a	n/a	n/a	n/a	0.25	n/a	0.40
Short Duration Bond Fund	0.80	1.30	1.30	n/a	n/a	n/a	0.30	n/a	0.55
Short Term Bond Fund II	0.75	n/a	n/a	1.00%	n/a	n/a	n/a	n/a	0.50
Treasury & Agency Fund	0.70	1.20	n/a	n/a	n/a	n/a	n/a	n/a	0.45
Prior to July 1, 2011 the contractual expense limitation for Core Plus Bond Fund was 1.17% for Class R2 Shares.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	299

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

Prior to July 1, 2011 the contractual expense limitation for Government Bond Fund was 0.55% for Select Class Shares.

Prior to July 1, 2011 the contractual expense limitation for Limited Duration Bond Fund was 0.44% for Class R6 Shares.

Except as noted above, the expense limitation agreements were in effect for the year ended February 29, 2012. The contractual expense limitation percentages in the table above are in place until at least June 30, 2012. In addition, the Government Bond Fund’s and the Limited Duration Bond Fund’s service providers have voluntarily waived fees during the year ended February 29, 2012. However, the Government Bond Fund’s and Limited Duration Bond Fund’s service providers are under no obligation to do so and may discontinue such waivers at any time.

For the year ended February 29, 2012, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Core Bond Fund	$16,569	$—	$15,589	$32,158	$—
Core Plus Bond Fund	560	789	540	1,889	—
Government Bond Fund	—	637	2,846	3,483	—
High Yield Fund	198	2,605	13,988	16,791	—
Inflation Managed Bond Fund	93	134	1,248	1,475	27
Limited Duration Bond Fund	415	351	206	972	—
Mortgage-Backed Securities Fund	5,381	609	1,080	7,070	—
Short Duration Bond Fund	4,720	1,635	—	6,355	—
Short Term Bond Fund II	119	5	85	209	—
Treasury & Agency Fund	—	32	1,035	1,067	—

	Voluntary Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
Government Bond Fund	$—	$—	$161	$161
Limited Duration Bond Fund	1	1	—	2

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in the money market funds for the year ended February 29, 2012 were as follows (excluding the waiver disclosed in Note 2.G. regarding cash collateral for securities lending invested in the JPMorgan Prime Money Market Fund) (amounts in thousands):

Core Bond Fund	$1,134
Core Plus Bond Fund	141
Government Bond Fund	135
High Yield Fund	667
Inflation Managed Bond Fund	92
Limited Duration Bond Fund	99
Mortgage-Backed Securities Fund	185
Short Duration Bond Fund	305
Short Term Bond Fund II	1
Treasury & Agency Fund	8

H. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended February 29, 2012, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

300	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

The Funds may use related party broker-dealers. For the year ended February 29, 2012, the Core Plus Bond Fund and High Yield Fund incurred approximately $2,000 and $9,000, respectively, in brokerage commissions with broker-dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2012, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$6,563,971	$2,850,637	$1,258,228	$1,204,395
Core Plus Bond Fund	563,540	418,950	26,753	44,500
Government Bond Fund	136,890	126,496	104,419	70,016
High Yield Fund	5,961,090	4,020,884	—	—
Inflation Managed Bond Fund	918,195	296,697	89,662	—
Limited Duration Bond Fund	111,801	74,017	—	—
Mortgage-Backed Securities Fund	1,199,727	479,214	6,522	53,384
Short Duration Bond Fund	2,991,501	2,358,204	1,886,038	1,652,942
Short Term Bond Fund II	9,379	18,337	10,305	19,325
Treasury & Agency Fund	—	20,546	145,257	189,636

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2012, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$23,264,694	$1,550,119	$98,762	$1,451,357
Core Plus Bond Fund	2,150,804	159,192	39,498	119,694
Government Bond Fund	1,433,192	179,311	3,100	176,211
High Yield Fund	11,222,963	678,747	347,851	330,896
Inflation Managed Bond Fund	1,150,529	23,794	3,417	20,377
Limited Duration Bond Fund	442,125	6,176	49,045	(42,869)
Mortgage-Backed Securities Fund	2,972,941	168,343	23,583	144,760
Short Duration Bond Fund	10,928,956	170,826	23,526	147,300
Short Term Bond Fund II	63,956	1,077	122	955
Treasury & Agency Fund	393,969	9,151	4	9,147

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to outstanding treasury inflation-protected securities deflationary adjustment (Core Bond Fund, Inflation Managed Bond Fund and Short Duration Bond Fund), interest only high-coupon bond write-off remaining (Core Bond Fund), wash sale loss deferrals (Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund and Mortgage-Backed Securities Fund), non-taxable special dividends (High Yield Fund) and interest only bond adjustment remaining (Limited Duration Bond Fund).

The tax character of distributions paid during the fiscal year ended February 29, 2012 was as follows (amounts in thousands):

	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid
Core Bond Fund	$750,993	$42,302	$—	$793,295
Core Plus Bond Fund	97,248	370	—	97,618
Government Bond Fund	48,858	1,744	—	50,602
High Yield Fund	811,940	130,566	—	942,506
Inflation Managed Bond Fund	24,298	280	—	24,578
Limited Duration Bond Fund	7,874	—	—	7,874
Mortgage-Backed Securities Fund	120,648	—	—	120,648
Short Duration Bond Fund	176,481	12,761	—	189,242
Short Term Bond Fund II	1,252	—	385	1,637
Treasury & Agency Fund	5,464	4,087	—	9,551

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	301

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

The tax character of distributions paid during the fiscal year ended February 28, 2011 was as follows (amounts in thousands):

	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Core Bond Fund	$639,271	$—	$639,271
Core Plus Bond Fund	82,354	—	82,354
Government Bond Fund	54,016	—	54,016
High Yield Fund	622,337	14,314	636,651
Inflation Managed Bond Fund	3,099	—	3,099
Limited Duration Bond Fund	8,642	—	8,642
Mortgage-Backed Securities Fund	109,055	—	109,055
Short Duration Bond Fund	170,685	4,988	175,673
Short Term Bond Fund II	1,446	—	1,446
Treasury & Agency Fund	7,999	7,609	15,608

At February 29, 2012, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Fund	$8,398	$28,801	$1,451,357
Core Plus Bond Fund	4,254	1,667	119,652
Government Bond Fund	1,994	—	176,211
High Yield Fund	30,099	11,351	334,794
Inflation Managed Bond Fund	5,508	1,110	25,388
Limited Duration Bond Fund	172	(75,461)	(42,869)
Mortgage-Backed Securities Fund	1,991	(6,388)	144,760
Short Duration Bond Fund	9,524	2,239	147,300
Short Term Bond Fund II	—	(59,631)	955
Treasury & Agency Fund	200	140	9,147

For the Funds, the cumulative timing differences primarily consist of distributions payable, interest only high-coupon bond write-off remaining (Core Bond Fund), wash sale loss deferrals (Core Bond Fund, Core Plus Bond Fund, Government Bond Fund, High Yield Fund, Inflation Managed Bond Fund and Mortgage-Backed Securities Fund), post-October loss deferrals (Core Plus Bond Fund, High Yield Fund, Limited Duration Bond Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Treasury & Agency Fund), outstanding treasury inflation-protected securities deflationary adjustment (Inflation Managed Bond Fund), interest only bond adjustment remaining (Limited Duration Bond Fund) and trustee deferred compensation (Short Term Bond Fund II).

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after February 28, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 29, 2012, the Funds did not have post-enactment net capital loss carryforwards.

As of February 29, 2012, the following Funds had the following pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains (amounts in thousands):

	2013	2014	2015	2016	2017	2018	2019	Total
Core Plus Bond Fund	$—	$—	$10,748	26,467	$231,594	$—	$—	$268,809	*
Limited Duration Bond Fund	5,666	2,597	2,757	4,374	42,572	10,532	6,963	75,461
Mortgage-Backed Securities Fund	4,538	1,459	—	391	—	—	—	6,388
Short Term Bond Fund II	657	14,799	10,312	2,292	6,859	24,712	—	59,631

*	The entire amount is comprised of capital loss carryforwards from business combinations, which may be limited in future years under the Internal Revenue Code Sections 381-384.

302	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

During the year ended February 29, 2012, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Core Bond Fund	$24,757
Core Plus Bond Fund	3,905
Government Bond Fund	376
Limited Duration Bond Fund	31
Mortgage-Backed Securities Fund	3,438
Short Term Bond Fund II	407

During the year ended February 29, 2012, the Funds had expired capital loss carryforwards as follows (amounts in thousands):

Limited Duration Bond Fund	$10,749
Short Term Bond Fund II	427

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended February 29, 2012, the Funds deferred to March 1, 2012 post-October capital losses of (amounts in thousands):

	Post-October Capital Loss Character
	Short-term	Long-term
Core Plus Bond Fund	$305	$—
High Yield Fund	11,035	—
Limited Duration Bond Fund	13	7
Mortgage-Backed Securities Fund	12	—
Short Duration Bond Fund	49	—
Treasury & Agency Fund	1	—

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 12, 2012.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2012, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Funds’ assets for High Yield Fund, Inflation Managed Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund.

In addition J.P. Morgan Investor Funds, which are affiliated funds of funds, own in the aggregate more than 10% of the net assets of the Funds as follows:

J.P. Morgan Investor Funds
Core Plus Bond Fund	42.64%
Government Bond Fund	19.33
Inflation Managed Bond Fund	13.65
Limited Duration Bond Fund	53.16

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	303

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2012 (continued)

Additionally, Short Term Bond Fund II has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions, if any, may impact the Funds’ performance.

The High Yield Fund and to a lesser extent, the Core Plus Bond Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. The High Yield Fund invests at least 80% of its net assets plus the amount of borrowings for investment purposes in such investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts, credit linked notes and TBA securities.

The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

A significant portion of the Funds’ (except High Yield Fund and Treasury & Agency Fund) investments are comprised of asset-backed or mortgage related securities, including securities backed by sub-prime mortgages.

The Funds are subject to the risk that should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Core Plus Bond Fund, High Yield Fund and Inflation Managed Bond Fund are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements with certain counterparties allow the Funds and counterparty to offset certain derivative instruments’ payables or receivables with collateral posted to a segregated custody account as described in Note 2.C.

8. Transfers-In-Kind

During the year ended February 28, 2011, certain shareholders of Short Duration Bond Fund purchased Class R6 Shares and the Short Duration Bond Fund received portfolio securities primarily by means of a subscription-in-kind for Class R6 Shares of the Short Duration Bond Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

	Date	Value	Type
Short Duration Bond Fund	07/28/10	$11,698	Subscription in-kind

9. Other

Lehman Brothers Holdings, Inc. (“Lehman”) filed for bankruptcy on September 15, 2008. As of February 29, 2012, the Core Plus Bond Fund and Short Term Bond Fund II have an outstanding receivable from a subsidiary of Lehman, Lehman Brothers Special Financing, Inc. (“LBSF”) of approximately $253,000 and $9,000, respectively, included in Other assets in the Statements of Assets and Liabilities.

As of February 29, 2012, Core Plus Bond Fund had an outstanding payable to a subsidiary of Lehman, Lehman Brothers, Inc., of approximately $2,916,000, included in Other payable in the Statements of Assets and Liabilities.

On February 16, 2012, the Board of Trustees of the JPM II approved the amendment of the investment objective of the Limited Duration Bond Fund by deleting the requirement that the Fund meet its objective “by investing in a diversified portfolio of short-term Investment-grade securities”. The amendment to the investment objective is subject to approval by the shareholders of the Limited Duration Bond Fund, which will be sought at a shareholder meeting to be held on May 2, 2012. If approved by shareholders, the amendment to the investment objective will go into effect on the date the amendment is approved.

304	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of JPMorgan Mutual Fund Group, JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Inflation Managed Bond, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II and JPMorgan Treasury & Agency Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Inflation Managed Bond Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund II and JPMorgan Treasury & Agency Fund (hereafter referred to as the “Funds”) at February 29, 2012, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

April 27, 2012

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	305

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

William J. Armstrong (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000-2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972-2000).	154	None.

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	154	Director, Cardinal Health, Inc. (CAH) (1994-present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present).

Dr. Matthew Goldstein (1941); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999-present); President, Adelphi University (New York) (1998-1999).	154	Director, New Plan Excel (NXL) (1999-2005); Director, National Financial Partners (NFP) (2003-2005); Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002-present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	154	None.

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	154	Director, Center for Communication, Hearing, and Deafness (1990-present).

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	154	Trustee, Carleton College (2003-present).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001-2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985-2001).	154	Director, Radio Shack Corp. (1987-2008); Trustee, Stratton Mountain School (2001-present).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	154	Trustee, American University in Cairo (1999-present); Trustee, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, Carleton College (2002-2010).

Fergus Reid, III (1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage J.P. Morgan Funds since 1987.	Chairman, Joe Pietryka, Inc. (formerly Lumelite Corporation) (plastics manufacturing) (2003-present); Chairman and Chief Executive Officer, Lumelite Corporation (1985-2002).	154	Trustee, Morgan Stanley Funds (107 portfolios) (1992-present).

306	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	154	Trustee, Wabash College (1988-present); Chairman, Indianapolis Symphony Orchestra Foundation (1994-present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	154	None.
Interested Trustees

Frankie D. Hughes** (1952), Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-present).	154	Trustee, The Victory Portfolios (2000-2008).

Leonard M. Spalding, Jr.*** (1935); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989-1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990-1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990-1998).	154	Director, Glenview Trust Company, LLC (2001-present); Trustee, St. Catharine College (1998-present); Trustee, Bellarmine University (2000-present); Director, Springfield-Washington County Economic Development Authority (1997-present); Trustee, Catholic Education Foundation
			(2005-present).

(1)	Each Trustee serves for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Messrs. Reid and Spalding should continue to serve until December 31, 2012.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (154 funds).

*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment advisor, is a wholly-owned subsidiary of JPMorgan Chase & Co. Three other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisors (not affiliated with JPMorgan) that are under common control with subadvisors to certain J.P. Morgan Funds.

**	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

***	Mr. Spalding is treated as an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	307

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Patricia A. Maleski (1960), President and Principal Executive Officer (2010)

Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.

Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)

Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)	Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for privacy, personal trading and Code of Ethics compliance since 2004. Mr. Gulinello has been with JPMorgan Chase & Co. since 1972.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.

Carmine Lekstutis (1980) Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.

Brian L. Duncan (1965), Assistant Treasurer (2008)*	Vice President, JPMorgan Funds Management, Inc. since June 2007; prior to joining JPMorgan Chase, Mr. Duncan worked for Penn Treaty American Corporation as Vice President and Controller from 2004 through 2007.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006.

Laura S. Melman (1966), Assistant Treasurer (2006)

Executive Director, JPMorgan Funds Management, Inc. since February 2011, responsible for Taxation; Vice President, JPMorgan Funds Management, Inc. from August 2006 to February 2011, responsible for Taxation.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.

Jeffery Reedy (1973), Assistant Treasurer (2011)*	Vice President, JPMorgan Funds Management, Inc. since February 2006.

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

308	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2011, and continued to hold your shares at the end of the reporting period, February 29, 2012.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During September 1, 2011 to February 29, 2012*	Annualized Expense Ratio
Core Bond Fund
Class A
Actual	$1,000.00	$1,027.70	$3.78	0.75%
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class B
Actual	1,000.00	1,024.30	7.05	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Class C
Actual	1,000.00	1,023.50	7.04	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Class R2
Actual	1,000.00	1,025.70	5.04	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00
Class R5
Actual	1,000.00	1,029.30	2.27	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Class R6
Actual	1,000.00	1,028.50	2.02	0.40
Hypothetical	1,000.00	1,022.87	2.01	0.40
Select Class
Actual	1,000.00	1,028.70	2.93	0.58
Hypothetical	1,000.00	1,021.98	2.92	0.58

Core Plus Bond Fund
Class A
Actual	1,000.00	1,041.50	3.81	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	309

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During September 1, 2011 to February 29, 2012*	Annualized Expense Ratio
Core Plus Bond Fund (continued)
Class B
Actual	$1,000.00	$1,039.20	$7.10	1.40%
Hypothetical	1,000.00	1,017.90	7.02	1.40
Class C
Actual	1,000.00	1,039.50	7.10	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Class R2
Actual	1,000.00	1,039.50	5.83	1.15
Hypothetical	1,000.00	1,019.14	5.77	1.15
Institutional Class
Actual	1,000.00	1,044.10	2.49	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Class R6
Actual	1,000.00	1,043.40	2.03	0.40
Hypothetical	1,000.00	1,022.87	2.01	0.40
Select Class
Actual	1,000.00	1,042.00	3.30	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65

Government Bond Fund
Class A
Actual	1,000.00	1,023.70	3.72	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class B
Actual	1,000.00	1,019.10	7.38	1.47
Hypothetical	1,000.00	1,017.55	7.37	1.47
Class C
Actual	1,000.00	1,019.40	7.38	1.47
Hypothetical	1,000.00	1,017.55	7.37	1.47
Class R2
Actual	1,000.00	1,021.60	4.98	0.99
Hypothetical	1,000.00	1,019.94	4.97	0.99
Select Class
Actual	1,000.00	1,024.10	2.37	0.47
Hypothetical	1,000.00	1,022.53	2.36	0.47

High Yield Fund
Class A
Actual	1,000.00	1,075.40	5.93	1.15
Hypothetical	1,000.00	1,019.14	5.77	1.15
Class B
Actual	1,000.00	1,073.10	9.28	1.80
Hypothetical	1,000.00	1,015.91	9.02	1.80
Class C
Actual	1,000.00	1,073.30	9.28	1.80
Hypothetical	1,000.00	1,015.91	9.02	1.80
Class R2
Actual	1,000.00	1,074.20	7.22	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Class R5
Actual	1,000.00	1,078.00	4.44	0.86
Hypothetical	1,000.00	1,020.59	4.32	0.86
Class R6
Actual	1,000.00	1,076.80	4.18	0.81
Hypothetical	1,000.00	1,020.84	4.07	0.81

310	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

	Beginning Account Value, September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During September 1, 2011 to February 29, 2012*	Annualized Expense Ratio
High Yield Fund (continued)
Select Class
Actual	$1,000.00	$1,078.00	$4.65	0.90%
Hypothetical	1,000.00	1,020.39	4.52	0.90

Inflation Managed Bond Fund
Class A
Actual	1,000.00	1,030.10	3.74	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class C
Actual	1,000.00	1,026.70	7.00	1.39
Hypothetical	1,000.00	1,017.95	6.97	1.39
Class R2
Actual	1,000.00	1,027.80	4.99	0.99
Hypothetical	1,000.00	1,019.94	4.97	0.99
Class R5
Actual	1,000.00	1,029.90	2.73	0.54
Hypothetical	1,000.00	1,022.18	2.72	0.54
Class R6
Actual	1,000.00	1,030.40	2.47	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Select Class
Actual	1,000.00	1,030.80	2.98	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59

Limited Duration Bond Fund
Class A
Actual	1,000.00	1,013.70	3.40	0.68
Hypothetical	1,000.00	1,021.48	3.42	0.68
Class B
Actual	1,000.00	1,011.30	5.90	1.18
Hypothetical	1,000.00	1,019.00	5.92	1.18
Class C
Actual	1,000.00	1,011.40	5.90	1.18
Hypothetical	1,000.00	1,019.00	5.92	1.18
Class R6
Actual	1,000.00	1,015.90	1.15	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23
Select Class
Actual	1,000.00	1,015.20	2.15	0.43
Hypothetical	1,000.00	1,022.73	2.16	0.43

Mortgage-Backed Securities Fund
Class A
Actual	1,000.00	1,027.10	3.23	0.64
Hypothetical	1,000.00	1,021.68	3.22	0.64
Class R6
Actual	1,000.00	1,028.90	1.21	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
Select Class
Actual	1,000.00	1,029.00	1.97	0.39
Hypothetical	1,000.00	1,022.92	1.96	0.39

Short Duration Bond Fund
Class A
Actual	1,000.00	1,004.90	3.99	0.80
Hypothetical	1,000.00	1,020.89	4.02	0.80

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	311

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During September 1, 2011 to February 29, 2012*	Annualized Expense Ratio
Short Duration Bond Fund (continued)
Class B
Actual	$1,000.00	$1,002.10	$6.47	1.30%
Hypothetical	1,000.00	1,018.40	6.52	1.30
Class C
Actual	1,000.00	1,002.40	6.47	1.30
Hypothetical	1,000.00	1,018.40	6.52	1.30
Class R6
Actual	1,000.00	1,008.30	1.50	0.30
Hypothetical	1,000.00	1,023.37	1.51	0.30
Select Class
Actual	1,000.00	1,007.00	2.74	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55

Short Term Bond Fund II
Class A
Actual	1,000.00	1,005.10	3.74	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class M
Actual	1,000.00	1,002.70	4.98	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00
Select Class
Actual	1,000.00	1,006.30	2.49	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

Treasury & Agency Fund
Class A
Actual	1,000.00	998.50	3.48	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Class B
Actual	1,000.00	996.90	5.96	1.20
Hypothetical	1,000.00	1,018.90	6.02	1.20
Select Class
Actual	1,000.00	999.70	2.24	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

312	J.P. MORGAN INCOME FUNDS	FEBRUARY 29, 2012

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2012. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2012. The information necessary to complete your income tax returns for the calendar year ending December 31, 2012 will be received under separate cover.

Long Term Capital Gain Designation — 15%

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 29, 2012 (amounts in thousands):

Long-Term Capital Gain Distribution
Core Bond Fund	$42,302
Core Plus Bond Fund	370
Government Bond Fund	1,744
High Yield Fund	130,566
Inflation Managed Bond Fund	280
Short Duration Bond Fund	12,761
Treasury & Agency Fund	4,087

Qualified Interest Income (QII)

For the fiscal year ended February 29, 2012, The Funds designate the following amounts of ordinary distributions paid during the Fund’s fiscal year that are from qualified interest income and short-term capital gain (amounts in thousands):

Qualified Interest Income
Core Bond Fund	$725,888
Core Plus Bond Fund	89,496
Government Bond Fund	49,518
High Yield Fund	659,359
Limited Duration Bond Fund	8,208
Short Duration Bond Fund	162,434
Short Term Bond Fund II	1,384
Treasury & Agency Fund	5,766

Treasury Income

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2012:

Income from U.S. Treasury Obligations
Core Bond Fund	31.69%
Core Plus Bond Fund	15.86
Government Bond Fund	44.55
Inflation Managed Bond Fund	3.56
Short Duration Bond Fund	23.69
Short Term Bond Fund II	26.38
Treasury & Agency Fund	95.63

FEBRUARY 29, 2012	J.P. MORGAN INCOME FUNDS	313

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡Social Security number and account balances

¡transaction history and account transactions

¡checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡open an account or provide contact information

¡give us your account information or pay us by check

¡make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡affiliates from using your information to market to you

¡sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2012. All rights reserved. February 2012.	AN-INC2-212

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is John F. Finn. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2012 – $45,200

2011 – $44,000

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2012 – $37,630

2011 – $36,110

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2012 – $9,550

2011 – $9,590

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 29, 2012 and February 28, 2011, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2012 – Not applicable

2011 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2012 – 0.0%

2011 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2011 – $28.5 million

2010 – $32.0 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 7, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 7, 2012